UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company

Act of 1940 are attached.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶  iShares MSCI Austria ETF | EWO | NYSE Arca

▶  iShares MSCI Belgium ETF | EWK | NYSE Arca

▶  iShares MSCI France ETF | EWQ | NYSE Arca

▶  iShares MSCI Netherlands ETF | EWN | NYSE Arca

▶  iShares MSCI Sweden ETF | EWD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI Austria ETF

Investment Objective

The iShares MSCI Austria ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(10.70)%	(17.70)%	2.19%	9.87%	(17.70)%	11.45%	156.25%
Fund Market	(10.73)	(17.47)	2.21	9.95	(17.47)	11.55	158.20
Index	(10.58)	(17.65)	2.31	10.04	(17.65)	12.10	160.22

Index performance through February 11, 2013 reflects the performance of the MSCI Austria Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$893.00	$2.30		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	37.0%
Energy	16.8
Materials	11.8
Industrials	11.2
Real Estate	10.8
Utilities	5.8
Communication Services	2.7
Information Technology	1.9
Consumer Discretionary	1.4
Consumer Staples	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Erste Group Bank AG	21.6%
OMV AG	14.9
Raiffeisen Bank International AG	7.2
voestalpine AG	4.7
Verbund AG	4.4
ANDRITZ AG	4.4
CA Immobilien Anlagen AG	4.4
IMMOFINANZ AG	4.4
Wienerberger AG	4.2
BAWAG Group AG	3.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI Belgium ETF

Investment Objective

The iShares MSCI Belgium ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.10)%	(16.02)%	3.10%	12.17%	(16.02)%	16.49%	215.23%
Fund Market	(7.78)	(15.74)	3.17	12.23	(15.74)	16.91	216.90
Index	(8.11)	(16.15)	3.14	13.17	(16.15)	16.71	244.46

Index performance through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market Index. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$919.00	$2.33		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Staples	26.6%
Financials	26.5
Health Care	13.3
Materials	11.8
Real Estate	7.4
Communication Services	5.8
Information Technology	2.8
Consumer Discretionary	1.5
Energy	1.5
Utilities	1.4
Industrials	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Anheuser-Busch InBev SA/NV	22.5%
KBC Group NV	10.6
UCB SA	6.1
Umicore SA	5.5
Ageas	4.7
Groupe Bruxelles Lambert SA	4.5
Solvay SA	4.4
Colruyt SA	2.8
Galapagos NV	2.6
Proximus SADP	2.6

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2019	iShares® MSCI France ETF

Investment Objective

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.35)%	(5.49)%	2.57%	9.26%	(5.49)%	13.55%	142.55%
Fund Market	(4.98)	(4.90)	2.71	9.40	(4.90)	14.30	145.56
Index	(5.21)	(5.56)	2.54	9.26	(5.56)	13.34	142.53

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$946.50	$2.36		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	22.1%
Consumer Discretionary	17.9
Financials	11.3
Consumer Staples	10.8
Energy	9.0
Health Care	7.3
Communication Services	6.2
Materials	5.1
Information Technology	4.1
Utilities	3.4
Real Estate	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
TOTAL SA	9.0%
LVMH Moet Hennessy Louis Vuitton SE	6.2
Sanofi	6.2
Airbus SE	4.9
L’Oreal SA	4.2
BNP Paribas SA	3.8
Air Liquide SA	3.5
AXA SA	3.2
Vinci SA	3.2
Danone SA	3.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® MSCI Netherlands ETF

Investment Objective

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.20)%	(5.28)%	5.04%	12.01%	(5.28)%	27.84%	210.81%
Fund Market	(4.15)	(5.04)	5.06	12.11	(5.04)	28.02	213.67
Index	(3.97)	(4.80)	5.23	12.45	(4.80)	29.03	223.19

Index performance through August 31, 2017 reflects the performance of the MSCI Netherlands Investable Market Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Netherlands IMI 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$958.00	$2.38		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Staples	26.5%
Information Technology	22.0
Financials	17.8
Industrials	11.4
Materials	9.2
Health Care	6.6
Communication Services	2.2
Energy	1.9
Real Estate	1.3
Consumer Discretionary	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Unilever NV	15.3%
ASML Holding NV	13.7
ING Groep NV	9.4
Koninklijke Philips NV	6.4
Koninklijke Ahold Delhaize NV	4.5
NXP Semiconductors NV	4.4
Akzo Nobel NV	4.0
Koninklijke DSM NV	3.8
Wolters Kluwer NV	3.7
Heineken NV	3.6

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2019	iShares® MSCI Sweden ETF

Investment Objective

The iShares MSCI Sweden ETF (the “Fund”) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.00)%	(7.15)%	(0.07)%	12.89%	(7.15)%	(0.37)%	236.08%
Fund Market	(5.28)	(6.77)	(0.05)	12.98	(6.77)	(0.24)	238.71
Index	(4.81)	(7.47)	(0.68)	12.53	(7.47)	(3.35)	225.52

Index performance through November 30, 2016 reflects the performance of the MSCI Sweden Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Sweden 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$950.00	$2.42		$1,000.00	$1,022.30	$2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	33.8%
Financials	29.6
Information Technology	11.5
Consumer Staples	8.0
Consumer Discretionary	6.6
Communication Services	6.3
Materials	2.2
Energy	2.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Telefonaktiebolaget LM Ericsson, Class B	7.5%
Nordea Bank Abp	7.4
Volvo AB, Class B	6.2
Assa Abloy AB, Class B	5.5
Investor AB, Class B	5.4
Atlas Copco AB, Class A	4.9
Sandvik AB	4.6
Svenska Handelsbanken AB, Class A	4.6
Swedbank AB, Class A	4.5
Essity AB, Class B	4.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
FACC AG	43,246	$680,555

Air Freight & Logistics — 2.8%
Oesterreichische Post AG	53,080	2,105,807

Banks — 31.9%
BAWAG Group AG(a)	57,637	2,539,930
Erste Group Bank AG	420,706	15,928,684
Raiffeisen Bank International AG	208,359	5,319,336

		23,787,950

Chemicals — 2.8%
Lenzing AG	21,036	2,105,531

Construction & Engineering — 0.8%
Porr AG(b)	25,969	563,622

Construction Materials — 4.1%
Wienerberger AG	136,575	3,094,809

Diversified Telecommunication Services — 2.6%
Telekom Austria AG	263,016	1,955,712

Electric Utilities — 5.7%
EVN AG	65,073	979,584
Verbund AG	67,796	3,267,076

		4,246,660

Electrical Equipment — 0.8%
Zumtobel Group AG(b)(c)	65,494	586,184

Electronic Equipment, Instruments & Components — 1.9%
AT&S Austria Technologie & Systemtechnik AG	47,261	871,821
Kapsch TrafficCom AG	14,057	543,428

		1,415,249

Energy Equipment & Services — 1.9%
Schoeller-Bleckmann Oilfield Equipment AG	18,779	1,457,296

Food Products — 0.6%
Agrana Beteiligungs AG	22,572	447,228

Hotels, Restaurants & Leisure — 1.4%
DO & CO AG	12,146	1,029,001

Insurance — 4.6%
UNIQA Insurance Group AG	196,731	1,941,113
Vienna Insurance Group AG Wiener Versicherung Gruppe	62,157	1,500,498

		3,441,611

Security	Shares	Value

Machinery — 5.8%
ANDRITZ AG	65,152	$3,256,880
Palfinger AG	21,888	623,097
Semperit AG Holding(b)(c)	32,312	445,940

		4,325,917

Metals & Mining — 4.7%
voestalpine AG	112,721	3,493,836

Oil, Gas & Consumable Fuels — 14.7%
OMV AG	207,837	10,950,448

Real Estate Management & Development — 10.7%
CA Immobilien Anlagen AG	96,230	3,252,250
IMMOFINANZ AG	129,019	3,205,664
S IMMO AG	79,034	1,497,534

		7,955,448

Total Common Stocks — 98.7% (Cost: $88,374,852)		73,642,864

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	1,168,387	1,168,855
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	40,618	40,618

		1,209,473

Total Short-Term Investments — 1.6% (Cost: $1,209,113)		1,209,473

Total Investments in Securities — 100.3% (Cost: $89,583,965)		74,852,337

Other Assets, Less Liabilities — (0.3)%		(220,129)

Net Assets — 100.0%		$74,632,208

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Austria ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss) (a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,873,786	(2,705,399)	1,168,387	$1,168,855	$36,904	(b)	$(418)	$251
BlackRock Cash Funds: Treasury, SL Agency Shares	46,016	(5,398)	40,618	40,618	750		—	—

				$1,209,473	$37,654		$(418)	$251

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$73,642,864	$—	$—	$73,642,864
Money Market Funds	1,209,473	—	—	1,209,473

	$74,852,337	$—	$—	$74,852,337

See notes to financial statements.

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Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.7%
bpost SA	32,936	$300,784

Banks — 10.6%
KBC Group NV	65,864	4,883,959

Beverages — 22.4%
Anheuser-Busch InBev SA/NV	132,257	10,323,707

Biotechnology — 4.4%
Argenx SE(a)	6,301	838,035
Galapagos NV(a)	12,302	1,208,075

		2,046,110

Capital Markets — 1.0%
Gimv NV	7,815	447,617

Chemicals — 11.0%
Recticel SA	18,882	139,756
Solvay SA	17,972	2,014,139
Tessenderlo Group SA(a)	11,492	394,541
Umicore SA	58,014	2,510,302

		5,058,738

Construction & Engineering — 0.8%
Cie. d’Entreprises CFE	3,559	355,416

Distributors — 0.9%
D’ieteren SA/NV	10,594	402,676

Diversified Financial Services — 10.2%
Ackermans & van Haaren NV	7,072	1,115,325
Groupe Bruxelles Lambert SA	21,665	2,086,584
KBC Ancora	12,778	618,680
Sofina SA	4,601	901,136

		4,721,725

Diversified Telecommunication Services — 2.6%
Proximus SADP	44,716	1,182,828

Electric Utilities — 1.4%
Elia System Operator SA/NV	9,340	665,780

Electronic Equipment, Instruments & Components — 1.1%
Barco NV	3,436	525,068

Entertainment — 0.8%
Kinepolis Group NV	6,606	372,352

Equity Real Estate Investment Trusts (REITs) — 7.3%
Aedifica SA	6,505	597,765
Befimmo SA	8,304	452,458
Cofinimmo SA	6,997	909,887
Intervest Offices & Warehouses NV	11,732	300,583
Montea CVA	715	47,548
Retail Estates NV	2,865	262,295
Warehouses De Pauw CVA	5,473	807,681

		3,378,217

Food & Staples Retailing — 2.8%
Colruyt SA(b)	17,813	1,271,786

Food Products — 0.1%
Greenyard NV(b)	13,471	51,234

Security	Shares	Value

Health Care Equipment & Supplies — 0.9%
Biocartis NV(a)(c)	20,148	$268,428
Ion Beam Applications(a)(b)	10,817	143,373

		411,801

Health Care Providers & Services — 0.8%
Fagron	18,686	346,615

Health Care Technology — 0.7%
AGFA-Gevaert NV(a)	83,079	322,593

Insurance — 4.6%
Ageas	43,431	2,142,881

IT Services — 0.6%
Econocom Group SA/NV(b)	63,518	262,406

Media — 1.7%
Telenet Group Holding NV	17,165	775,577

Metals & Mining — 0.8%
Bekaert SA	14,548	386,977

Oil, Gas & Consumable Fuels — 1.5%
Euronav NV	59,862	475,109
Exmar NV(a)	30,549	208,021

		683,130

Personal Products — 1.2%
Ontex Group NV	26,924	566,873

Pharmaceuticals — 6.5%
Mithra Pharmaceuticals SA(a)(b)	5,571	160,496
UCB SA	33,547	2,814,575

		2,975,071

Semiconductors & Semiconductor Equipment — 1.1%
Melexis NV(b)	7,456	491,580

Textiles, Apparel & Luxury Goods — 0.6%
Sioen Industries NV	5,707	155,641
Van de Velde NV	4,476	141,182

		296,823

Wireless Telecommunication Services — 0.7%
Orange Belgium SA	15,826	321,135

Total Common Stocks — 99.8% (Cost: $55,568,014)		45,971,459

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	2,365,460	2,366,407
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	24,738	24,738

		2,391,145

Total Short-Term Investments — 5.2% (Cost: $2,390,820)		2,391,145

Total Investments in Securities — 105.0% (Cost: $57,958,834)		48,362,604

Other Assets, Less Liabilities — (5.0)%		(2,287,456)

Net Assets — 100.0%		$46,075,148

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Belgium ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,512,858	852,602	2,365,460	$2,366,407	$22,223	(b)	$205		$(30)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,487	9,251	24,738	24,728	275		—		—

				$2,391,145	$22,498		$205		$(30)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$45,971,459	$—	$—	$45,971,459
Money Market Funds	2,391,145	—	—	2,391,145

	$48,362,604	$—	$—	$48,362,604

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 9.0%
Airbus SE	309,572	$40,045,114
Dassault Aviation SA	1,322	2,227,936
Safran SA	177,565	24,242,984
Thales SA	56,597	6,976,392

		73,492,426

Air Freight & Logistics — 0.3%
Bollore SA	466,373	2,075,379

Auto Components — 2.1%
Cie. Generale des Etablissements Michelin SCA	90,671	10,892,571
Faurecia SA	40,204	1,920,026
Valeo SA	127,695	4,035,027

		16,847,624

Automobiles — 1.8%
Peugeot SA	313,259	7,975,995
Renault SA	102,128	7,004,340

		14,980,335

Banks — 6.3%
BNP Paribas SA	598,276	30,694,044
Credit Agricole SA	608,780	7,786,226
Societe Generale SA	408,652	12,563,971

		51,044,241

Beverages — 2.6%
Pernod Ricard SA	112,966	19,475,256
Remy Cointreau SA	12,175	1,587,391

		21,062,647

Building Products — 1.2%
Cie. de Saint-Gobain	265,444	9,569,591

Capital Markets — 0.6%
Amundi SA(a)	32,123	2,149,351
Natixis SA	506,042	2,784,345

		4,933,696

Chemicals — 3.9%
Air Liquide SA	227,893	28,454,382
Arkema SA	36,462	3,680,271

		32,134,653

Commercial Services & Supplies — 0.9%
Edenred	127,351	5,658,472
Societe BIC SA	13,767	1,303,500

		6,961,972

Construction & Engineering — 4.2%
Bouygues SA	116,688	4,418,017
Eiffage SA	41,840	4,086,836
Vinci SA	269,835	25,785,366

		34,290,219

Construction Materials — 0.1%
Imerys SA	18,953	1,078,658

Diversified Financial Services — 0.5%
Eurazeo SE	24,616	1,852,800
Wendel SA	14,950	1,887,914

		3,740,714

Diversified Telecommunication Services — 2.2%
Iliad SA	14,134	1,472,637
Orange SA	1,061,493	16,245,233

		17,717,870

Security	Shares	Value

Electric Utilities — 0.6%
Electricite de France SA	320,852	$4,665,575

Electrical Equipment — 3.9%
Legrand SA	142,101	9,385,008
Schneider Electric SE	292,457	22,785,294

		32,170,302

Electronic Equipment, Instruments & Components — 0.3%
Ingenico Group SA	31,889	2,143,136

Entertainment — 2.4%
Ubisoft Entertainment SA(b)	41,979	3,035,396
Vivendi SA	555,528	16,257,307

		19,292,703

Equity Real Estate Investment Trusts (REITs) — 2.9%
Covivio	24,213	2,453,851
Gecina SA	24,217	3,595,899
ICADE	18,074	1,540,478
Klepierre SA	108,168	3,780,117
Unibail-Rodamco-Westfield	73,465	11,878,958

		23,249,303

Food & Staples Retailing — 1.0%
Carrefour SA	314,508	6,446,348
Casino Guichard Perrachon SA(c)	29,264	1,549,183

		7,995,531

Food Products — 3.0%
Danone SA	328,066	24,778,828

Health Care Equipment & Supplies — 0.2%
BioMerieux	22,128	1,826,795

Hotels, Restaurants & Leisure — 1.2%
Accor SA	100,709	4,256,825
Sodexo SA(c)	47,181	5,188,763

		9,445,588

Household Durables — 0.2%
SEB SA	11,991	2,067,240

Insurance — 3.9%
AXA SA	1,031,308	26,182,155
CNP Assurances	91,059	2,106,959
SCOR SE	86,608	3,904,389

		32,193,503

IT Services — 1.9%
Atos SE	51,153	4,917,292
Capgemini SE	85,278	10,215,562

		15,132,854

Life Sciences Tools & Services — 0.5%
Eurofins Scientific SE(c)	6,065	2,556,682
Sartorius Stedim Biotech	14,684	1,730,591

		4,287,273

Machinery — 0.4%
Alstom SA	82,589	3,594,367

Media — 1.6%
Eutelsat Communications SA	93,152	1,841,414
JCDecaux SA	39,536	1,220,033
Publicis Groupe SA	112,735	6,255,538
SES SA	193,389	3,890,048

		13,207,033

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.0%
ArcelorMittal	353,090	$8,125,709

Multi-Utilities — 2.9%
Engie SA	971,472	14,657,358
Suez	199,147	2,547,748
Veolia Environnement SA	284,496	6,252,346

		23,457,452

Oil, Gas & Consumable Fuels — 9.0%
TOTAL SA	1,283,278	73,048,856

Personal Products — 4.2%
L’Oreal SA	134,087	33,880,789

Pharmaceuticals — 6.5%
Ipsen SA	20,002	2,769,597
Sanofi	599,422	50,168,319

		52,937,916

Professional Services — 1.1%
Bureau Veritas SA	140,952	3,373,755
Teleperformance	30,729	5,493,607

		8,867,362

Semiconductors & Semiconductor Equipment — 0.7%
STMicroelectronics NV	363,190	5,942,924

Software — 1.2%
Dassault Systemes SE	69,557	10,189,671

Textiles, Apparel & Luxury Goods — 12.5%
EssilorLuxottica SA	153,137	18,562,452
Hermes International	16,845	10,680,209
Kering SA	40,318	22,041,453
LVMH Moet Hennessy Louis Vuitton SE	147,743	50,806,981

		102,091,095

Trading Companies & Distributors — 0.2%
Rexel SA	161,751	2,018,678

Security	Shares	Value

Transportation Infrastructure — 0.8%
Aeroports de Paris	15,738	$3,057,300
Getlink SE	249,588	3,688,994

		6,746,294

Total Common Stocks — 99.8% (Cost: $879,402,008)		813,286,802

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	3,592,313	3,593,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	472,241	472,241

		4,065,991

Total Short-Term Investments — 0.5% (Cost: $4,065,669)		4,065,991

Total Investments in Securities — 100.3% (Cost: $883,467,677)		817,352,793

Other Assets, Less Liabilities — (0.3)%		(2,754,452)

Net Assets — 100.0%		$814,598,341

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,098,170	2,494,143	3,592,313	$3,593,750	$53,445	(b)	$(2,753)	$322
BlackRock Cash Funds: Treasury, SL Agency Shares	47,843	424,398	472,241	472,241	3,448		—	—

				$4,065,991	$56,893		$(2,753)	$322

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	16	03/15/19	$955	$41,146

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI France ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$ 41,146

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(194,113)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ 36,624

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,269,392

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$813,286,802	$—	$—	$813,286,802
Money Market Funds	4,065,991	—	—	4,065,991

	$817,352,793	$—	$—	$817,352,793

Derivative financial instruments(a)
Assets
Futures Contracts	$41,146	$—	$—	$41,146

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
PostNL NV	234,332	$631,063

Banks — 11.5%
ABN AMRO Group NV, CVA(a)	179,731	4,363,347
ING Groep NV	1,467,271	19,434,540
NIBC Holding NV(a)	10,031	104,160

		23,902,047

Beverages — 6.4%
Coca-Cola European Partners PLC	83,632	3,942,412
Heineken Holding NV	19,060	1,845,894
Heineken NV	74,915	7,558,090

		13,346,396

Biotechnology — 0.2%
Pharming Group NV(b)(c)	208,571	220,163
ProQR Therapeutics NV(b)(c)	9,488	126,380

		346,543

Capital Markets — 0.5%
BinckBank NV	71,643	510,690
Flow Traders(a)	19,948	579,228

		1,089,918

Chemicals — 8.8%
Akzo Nobel NV	90,963	8,258,403
Corbion NV	34,524	1,057,506
Koninklijke DSM NV	73,839	7,937,200
OCI NV(b)	42,883	1,019,101

		18,272,210

Construction & Engineering — 1.3%
Arcadis NV	47,093	792,575
Boskalis Westminster	45,040	1,269,355
Koninklijke BAM Groep NV	108,832	443,659
Koninklijke Volkerwessels NV	11,579	240,626

		2,746,215

Diversified Financial Services — 0.0%
SNS REAAL NV(b)(c)(d)	68,952	1

Diversified Telecommunication Services — 2.2%
Koninklijke KPN NV	1,446,825	4,468,021

Electrical Equipment — 1.3%
Kendrion NV	14,590	353,871
SIF Holding NV(c)	3,942	43,541
Signify NV(a)	41,867	1,113,187
TKH Group NV	22,256	1,092,280

		2,602,879

Energy Equipment & Services — 1.1%
Fugro NV, CVA(b)(c)	44,166	500,907
SBM Offshore NV	89,492	1,690,597

		2,191,504

Equity Real Estate Investment Trusts (REITs) — 1.3%
Eurocommercial Properties NV	25,885	756,925
NSI NV	15,587	650,498
Vastned Retail NV	14,497	553,835
Wereldhave NV	22,704	663,131

		2,624,389

Food & Staples Retailing — 4.4%
Koninklijke Ahold Delhaize NV	357,636	9,234,174

Security	Shares	Value

Food Products — 0.3%
ForFarmers NV	13,071	$122,495
Wessanen(c)	50,051	505,244

		627,739

Health Care Equipment & Supplies — 6.4%
Koninklijke Philips NV	333,741	13,301,087

Hotels, Restaurants & Leisure — 0.2%
Basic-Fit NV(a)(b)	11,125	361,039

Household Durables — 0.3%
TomTom NV(b)	70,531	583,238

Insurance — 5.8%
Aegon NV	759,449	4,088,703
ASR Nederland NV	53,790	2,372,852
NN Group NV	126,770	5,528,723

		11,990,278

Internet & Direct Marketing Retail — 0.5%
Takeaway.com NV(a)(b)	13,470	987,786

IT Services — 1.7%
Adyen NV(a)(b)	1,691	1,270,858
InterXion Holding NV(b)(c)	34,697	2,272,654

		3,543,512

Leisure Products — 0.2%
Accell Group NV	20,282	445,274

Machinery — 0.9%
Aalberts Industries NV	48,091	1,779,192

Metals & Mining — 0.4%
AMG Advanced Metallurgical Group NV	10,855	421,249
Constellium NV, Class A(b)	44,922	424,962

		846,211

Oil, Gas & Consumable Fuels — 0.8%
Koninklijke Vopak NV	35,314	1,728,717

Personal Products — 15.2%
Unilever NV, CVA	584,607	31,663,655

Professional Services — 5.4%
Brunel International NV	23,826	335,878
Intertrust NV(a)	28,671	542,278
Randstad NV	52,795	2,822,526
Wolters Kluwer NV	114,760	7,576,668

		11,277,350

Semiconductors & Semiconductor Equipment — 19.2%
ASM International NV	24,601	1,342,952
ASML Holding NV	155,143	28,463,688
BE Semiconductor Industries NV	39,585	991,660
NXP Semiconductors NV	99,401	9,077,299

		39,875,599

Software — 1.0%
Gemalto NV(b)	37,465	2,171,466

Trading Companies & Distributors — 2.2%
AerCap Holdings NV(b)	56,378	2,544,903
IMCD NV	26,330	2,068,757

		4,613,660

Total Common Stocks — 99.8% (Cost: $212,774,996)		207,251,163

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	1,499,551	$1,500,151
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	261,605	261,605

		1,761,756

Total Short-Term Investments — 0.8% (Cost: $1,761,278)		1,761,756

Total Investments in Securities — 100.6% (Cost: $214,536,274)		209,012,919

Other Assets, Less Liabilities — (0.6)%		(1,295,853)

Net Assets — 100.0%		$207,717,066

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	3,959,407	(2,459,856)	1,499,551	$1,500,151	$11,649	(a)	$770	$149
BlackRock Cash Funds: Treasury, SL Agency Shares	10,009	251,596	261,605	261,605	893		—	—

				$1,761,756	$12,542		$770	$149

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
Euro STOXX 50 Index	11	03/15/19	$413	$4,346

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity
Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$4,346

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Netherlands ETF

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity
Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(19,271)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$17,309

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$454,231

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$207,251,162	$—	$1	$207,251,163
Money Market Funds	1,761,756	—	—	1,761,756

	$209,012,918	$—	$1	$209,012,919

Derivative financial instruments(a)
Assets
Futures Contracts	$4,346	$—	$—	$4,346

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 20.5%
Nordea Bank Abp	1,767,520	$16,038,597
Skandinaviska Enskilda Banken AB, Class A	925,429	9,426,028
Svenska Handelsbanken AB, Class A	868,715	9,914,646
Swedbank AB, Class A	524,673	9,645,748

		45,025,019

Building Products — 5.4%
Assa Abloy AB, Class B	574,630	11,893,254

Commercial Services & Supplies — 1.5%
Securitas AB, Class B	213,060	3,343,381

Communications Equipment — 7.4%
Telefonaktiebolaget LM Ericsson, Class B	1,777,231	16,276,892

Construction & Engineering — 1.8%
Skanska AB, Class B	218,247	3,939,024

Diversified Financial Services — 8.6%
Industrivarden AB, Class C	118,670	2,472,854
Investor AB, Class B	260,884	11,658,341
Kinnevik AB, Class B	136,494	3,460,149
L E Lundbergforetagen AB, Class B	45,073	1,390,663

		18,982,007

Diversified Telecommunication Services — 3.5%
Telia Co. AB	1,768,780	7,682,017

Electronic Equipment, Instruments & Components — 3.9%
Hexagon AB, Class B	162,005	8,526,117

Food & Staples Retailing — 1.0%
ICA Gruppen AB	59,572	2,291,057

Household Durables — 2.9%
Electrolux AB, Series B	155,348	4,067,688
Husqvarna AB, Class B	294,754	2,417,247

		6,484,935

Household Products — 4.4%
Essity AB, Class B	345,046	9,632,894

Machinery — 24.5%
Alfa Laval AB	193,939	4,244,064
Atlas Copco AB, Class A	389,273	10,553,432
Atlas Copco AB, Class B	224,892	5,647,455

Security	Shares	Value

Machinery (continued)
Epiroc AB, Class A(a)	389,524	$3,913,090
Epiroc AB, Class B(a)	224,878	2,114,132
Sandvik AB	604,519	9,938,115
SKF AB, Class B	245,701	4,137,738
Volvo AB, Class B	904,616	13,328,109

		53,876,135

Metals & Mining — 2.2%
Boliden AB	175,061	4,793,425

Oil, Gas & Consumable Fuels — 1.9%
Lundin Petroleum AB	131,002	4,285,981

Specialty Retail — 3.5%
Hennes & Mauritz AB, Class B	509,190	7,710,637

Tobacco — 2.5%
Swedish Match AB	116,759	5,477,010

Wireless Telecommunication Services — 2.7%
Millicom International Cellular SA, SDR(a)	36,278	2,185,161
Tele2 AB, Class B	281,950	3,715,777

		5,900,938

Total Common Stocks — 98.2% (Cost: $273,969,467)		216,120,723

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	240,207	240,207

Total Short-Term Investments — 0.1% (Cost: $240,207)		240,207

Total Investments in Securities — 98.3% (Cost: $274,209,674)		216,360,930

Other Assets, Less Liabilities — 1.7%		3,660,126

Net Assets — 100.0%		$220,021,056

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$419	(b)	$94		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,853	223,354	240,207	240,207	1,493		—		—

				$240,207	$1,912		$94		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Sweden ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
OMXS 30 Index	213	03/15/19	$3,627	$71,609

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$71,609

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(154,074)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ (39,280)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,870,566

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$216,120,723	$—	$—	$216,120,723
Money Market Funds	240,207	—	—	240,207

	$216,360,930	$—	$—	$216,360,930

Derivative financial instruments(a)
Assets
Futures Contracts	$71,609	$—	$—	$71,609

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$73,642,864	$45,971,459	$813,286,802	$207,251,163
Affiliated(c)	1,209,473	2,391,145	4,065,991	1,761,756
Foreign currency, at value(d)	23,543	45,797	990,908	514,372
Foreign currency pledged:
Futures contracts(e)	—	—	59,212	61,490
Receivables:
Investments sold	1,229,740	306,853	424,106	1,396,699
Securities lending income — Affiliated	2,878	2,307	6,451	1,531
Variation margin on futures contracts	—	—	3,120	4,639
Capital shares sold	—	—	1,120,203	131,520
Dividends	55	34,165	514	172,439
Tax reclaims	914,411	31,750	—	—

Total assets	77,022,964	48,783,476	819,957,307	211,295,609

LIABILITIES
Collateral on securities loaned, at value Payables:	1,169,266	2,364,177	3,595,810	1,497,643
Investments purchased	1,193,521	326,985	1,524,481	2,018,749
Investment advisory fees	27,969	17,166	238,675	62,151

Total liabilities	2,390,756	2,708,328	5,358,966	3,578,543

NET ASSETS	$74,632,208	$46,075,148	$814,598,341	$207,717,066

NET ASSETS CONSIST OF:
Paid-in capital	$147,256,253	$90,102,051	$914,483,005	$228,870,371
Accumulated loss	(72,624,045)	(44,026,903)	(99,884,664)	(21,153,305)

NET ASSETS	$74,632,208	$46,075,148	$814,598,341	$207,717,066

Shares outstanding	3,700,000	2,560,000	27,800,000	7,000,000

Net asset value	$20.17	$18.00	$29.30	$29.67

Shares authorized	100 million	136.2 million	340.2 million	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$1,111,492	$2,247,271	$3,497,549	$1,470,216
(b) Investments, at cost — Unaffiliated	$88,374,852	$55,568,014	$879,402,008	$212,774,996
(c) Investments, at cost — Affiliated	$1,209,113	$2,390,820	$4,065,669	$1,761,278
(d) Foreign currency, at cost	$23,474	$45,887	$997,059	$512,787
(e) Foreign currency collateral pledged, at cost	$—	$—	$59,386	$61,204

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

iShares MSCI Sweden ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$216,120,723
Affiliated(b)	240,207
Foreign currency, at value(c)	78,196
Foreign currency pledged:
Futures contracts(d)	313,822
Receivables:
Investments sold	444,183
Securities lending income — Affiliated	124
Dividends	512
Foreign withholding tax claims	13,500,433

Total assets	230,698,200

LIABILITIES
Payables:
Investments purchased	401,630
Variation margin on futures contracts	26,264
Investment advisory fees	85,277
Professional fees	1,390,043
IRS compliance fee for foreign withholding tax claims	8,773,930

Total liabilities	10,677,144

NET ASSETS	$220,021,056

NET ASSETS CONSIST OF:
Paid-in capital	$317,621,869
Accumulated loss	(97,600,813)

NET ASSETS	$220,021,056

Shares outstanding	7,275,000

Net asset value	$30.24

Shares authorized	63.6 million

Par value	$0.001

(a) Investments, at cost — Unaffiliated	$273,969,467
(b) Investments, at cost — Affiliated	$240,207
(c) Foreign currency, at cost	$56,579
(d) Foreign currency collateral pledged, at cost	$319,605

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$82,378	$538,962	$3,572,243	$1,626,956 (a)
Dividends — Affiliated	750	275	3,448	893
Non-cash dividends — Unaffiliated	—	—	842,669	—
Securities lending income — Affiliated — net	36,904	22,223	53,445	11,649
Foreign taxes withheld	(9,749)	(79,744)	(371,879)	(151,523)

Total investment income	110,283	481,716	4,099,926	1,487,975

EXPENSES
Investment advisory fees	258,095	120,245	1,704,774	342,737

Total expenses	258,095	120,245	1,704,774	342,737

Net investment income (loss)	(147,812)	361,471	2,395,152	1,145,238

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,807,260)	(1,395,422)	(3,179,723)	(296,971)
Investments — Affiliated	(418)	205	(2,753)	770
In-kind redemptions — Unaffiliated	(4,256,260)	29,613	19,151,912	3,632,128
Futures contracts	—	—	(194,113)	(19,271)
Foreign currency transactions	13,718	(1,240)	(64,430)	7,411

Net realized gain (loss)	(10,050,220)	(1,366,844)	15,710,893	3,324,067

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(5,375,623)	(3,591,551)	(72,112,491)	(8,273,965)
Investments — Affiliated	251	(30)	322	149
Futures contracts	—	—	36,624	17,309
Foreign currency translations	(32,125)	(561)	(3,143)	(3,328)

Net change in unrealized appreciation (depreciation)	(5,407,497)	(3,592,142)	(72,078,688)	(8,259,835)

Net realized and unrealized loss	(15,457,717)	(4,958,986)	(56,367,795)	(4,935,768)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,605,529)	$(4,597,515)	$(53,972,643)	$(3,790,530)

(a)	Includes $407,338 related to a special distribution from IC Group A/S.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

iShares MSCI Sweden ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$888,757
Dividends — Affiliated	1,493
Securities lending income — Affiliated — net	419
Foreign taxes withheld	(171,377)
Foreign withholding tax claims	125,117

Total investment income	844,409

EXPENSES
Investment advisory fees	574,678
Professional fees	12,512

Total expenses	587,190

Net investment income	257,219

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,585,146)
Investments — Affiliated	94
In-kind redemptions — Unaffiliated	(2,277,736)
Futures contracts	(154,074)
Foreign currency transactions	(27,703)

Net realized loss	(5,044,565)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(8,831,981)
Futures contracts	(39,280)
Foreign currency translations	(106,028)

Net change in unrealized appreciation (depreciation)	(8,977,289)

Net realized and unrealized loss	(14,021,854)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,764,635)

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Austria ETF		iShares MSCI Belgium ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(147,812)	$5,867,613	$361,471	$1,698,333
Net realized gain (loss)	(10,050,220)	42,485,534	(1,366,844)	3,008,902
Net change in unrealized appreciation (depreciation)	(5,407,497)	(40,419,634)	(3,592,142)	(5,764,176)

Net increase (decrease) in net assets resulting from operations	(15,605,529)	7,933,513	(4,597,515)	(1,056,941)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,094,962)	(6,751,155)	(254,660)	(2,051,350)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(55,130,740)	(88,040,917)	(8,975,664)	(11,116,268)

NET ASSETS(a)
Total decrease in net assets	(71,831,231)	(86,858,559)	(13,827,839)	(14,224,559)
Beginning of period	146,463,439	233,321,998	59,902,987	74,127,546

End of period	$74,632,208	$146,463,439	$46,075,148	$59,902,987

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Changes in Net Assets (continued)

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,395,152	$19,854,403	$1,145,238	$3,801,301
Net realized gain	15,710,893	23,681,480	3,324,067	27,160,284
Net change in unrealized appreciation (depreciation)	(72,078,688)	1,476,797	(8,259,835)	(21,690,249)

Net increase (decrease) in net assets resulting from operations	(53,972,643)	45,012,680	(3,790,530)	9,271,336

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,549,227)	(20,500,943)	(639,590)	(3,982,173)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(68,097,766)	274,505,593	82,979,613	(68,661,266)

NET ASSETS(a)
Total increase (decrease) in net assets	(124,619,636)	299,017,330	78,549,493	(63,372,103)
Beginning of period	939,217,977	640,200,647	129,167,573	192,539,676

End of period	$814,598,341	$939,217,977	$207,717,066	$129,167,573

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$257,219	$13,100,289
Net realized gain (loss)	(5,044,565)	14,553,525
Net change in unrealized appreciation (depreciation)	(8,977,289)	(41,179,647)

Net decrease in net assets resulting from operations	(13,764,635)	(13,525,833)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(138,484)	(15,746,851)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(14,544,212)	(182,574,268)

NET ASSETS(a)
Total decrease in net assets	(28,447,331)	(211,846,952)
Beginning of period	248,468,387	460,315,339

End of period	$220,021,056	$248,468,387

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Austria ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$22.88		$22.87	$15.58	$15.59	$17.55	$17.87

Net investment income (loss)(a)	(0.03)		0.58	0.53	0.38	0.25	0.52
Net realized and unrealized gain (loss)(b)	(2.43)		0.11	7.13	(0.06)	(1.96)	(0.18)

Net increase (decrease) from investment operations	(2.46)		0.69	7.66	0.32	(1.71)	0.34

Distributions
From net investment income	(0.25)		(0.68)	(0.37)	(0.33)	(0.25)	(0.66)

Total distributions	(0.25)		(0.68)	(0.37)	(0.33)	(0.25)	(0.66)

Net asset value, end of period	$20.17		$22.88	$22.87	$15.58	$15.59	$17.55

Total Return
Based on net asset value	(10.70	)%(c)	3.03%	49.52%	2.11%	(9.76)%	1.56%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income (loss)	(0.28	)%(d)	2.37%	2.75%	2.47%	1.54%	2.64%

Supplemental Data
Net assets, end of period (000)	$74,632		$146,463	$233,322	$60,780	$56,130	$63,170

Portfolio turnover rate(e)	10	%(c)	19%	18%	15%	18%	30%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Belgium ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$19.70		$20.59	$18.16	$17.00	$17.02		$14.36

Net investment income(a)	0.13		0.50	0.43	0.34	0.34		0.32
Net realized and unrealized gain (loss)(b)	(1.73)		(0.77)	2.51	1.05	(0.00	)(c)	2.95

Net increase (decrease) from investment operations	(1.60)		(0.27)	2.94	1.39	0.34		3.27

Distributions
From net investment income	(0.10)		(0.62)	(0.51)	(0.23)	(0.36)		(0.61)

Total distributions	(0.10)		(0.62)	(0.51)	(0.23)	(0.36)		(0.61)

Net asset value, end of period	$18.00		$19.70	$20.59	$18.16	$17.00		$17.02

Total Return
Based on net asset value	(8.10	)%(d)	(1.34)%	16.44%	8.20%	1.95%		23.05%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%	0.48%		0.48%

Net investment income	1.48	%(e)	2.40%	2.31%	1.92%	2.01%		1.90%

Supplemental Data
Net assets, end of period (000)	$46,075		$59,903	$74,128	$132,203	$153,659		$164,765

Portfolio turnover rate(f)	5	%(d)	13%	8%	19%	7%		13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Rounds to less than $0.01.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$31.10		$29.64	$23.84	$25.01	$27.64	$24.85

Net investment income(a)	0.10		0.80	0.69	0.67	0.74	0.66
Net realized and unrealized gain (loss)(b)	(1.78)		1.40	5.69	(1.14)	(2.69)	2.86

Net increase (decrease) from investment operations	(1.68)		2.20	6.38	(0.47)	(1.95)	3.52

Distributions
From net investment income	(0.12)		(0.74)	(0.58)	(0.70)	(0.68)	(0.73)

Total distributions	(0.12)		(0.74)	(0.58)	(0.70)	(0.68)	(0.73)

Net asset value, end of period	$29.30		$31.10	$29.64	$23.84	$25.01	$27.64

Total Return
Based on net asset value	(5.35	)%(c)	7.46%	26.93%	(1.87)%	(7.17)%	14.07%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	0.69	%(d)	2.53%	2.57%	2.77%	2.85%	2.36%

Supplemental Data
Net assets, end of period (000)	$814,598		$939,218	$640,201	$329,054	$350,139	$281,923

Portfolio turnover rate(e)	1	%(c)	4%	6%	6%	6%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$31.12		$30.56	$24.78	$24.48	$24.64	$22.52

Net investment income(a)	0.23	(b)	0.62	0.46	0.71	0.50	0.45
Net realized and unrealized gain (loss)(c)	(1.55)		0.62	5.98	0.08	(0.27)	2.22

Net increase (decrease) from investment operations	(1.32)		1.24	6.44	0.79	0.23	2.67

Distributions
From net investment income	(0.13)		(0.68)	(0.66)	(0.49)	(0.39)	(0.55)

Total distributions	(0.13)		(0.68)	(0.66)	(0.49)	(0.39)	(0.55)

Net asset value, end of period	$29.67		$31.12	$30.56	$24.78	$24.48	$24.64

Total Return
Based on net asset value	(4.20	)%(d)	4.08%	26.44%	3.32%	0.87%	11.80%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	1.64	%(b)(e)	1.95%	1.74%	2.97%	2.01%	1.78%

Supplemental Data
Net assets, end of period (000)	$207,717		$129,168	$192,540	$184,587	$176,282	$165,092

Portfolio turnover rate(f)	6	%(d)	7%	14%	24%	6%	7%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from IC Group A/S. Excluding such special distribution, the net investment income would have been $0.15 per share and 1.05% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$31.85		$34.68	$28.54	$30.26	$34.11		$31.97

Net investment income(a)	0.03		1.14	0.86	1.05	1.30	(b)	1.04
Net realized and unrealized gain (loss)(c)	(1.62)		(2.19)	6.04	(1.63)	(3.75)		2.33

Net increase (decrease) from investment operations	(1.59)		(1.05)	6.90	(0.58)	(2.45)		3.37

Distributions
From net investment income	(0.02)		(1.78)	(0.76)	(1.14)	(1.40)		(1.23)

Total distributions	(0.02)		(1.78)	(0.76)	(1.14)	(1.40)		(1.23)

Net asset value, end of period	$30.24		$31.85	$34.68	$28.54	$30.26		$34.11

Total Return
Based on net asset value	(5.00	)%(d)	(2.88)%	24.30%	(1.91)%	(7.46	)%(b)	10.49%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.53%	0.53%	0.48%	0.92%		0.48%

Total expenses excluding professional fees for foreign withholding tax claims	0.49	%(e)	0.47%	0.49%	0.48%	0.48%		N/A

Net investment income	0.22	%(e)	3.34%	2.74%	3.65%	3.97	%(b)	2.97%

Supplemental Data
Net assets, end of period (000)	$220,021		$248,468	$460,315	$284,709	$331,387		$404,256

Portfolio turnover rate(f)	2	%(d)	5%	9%	7%	4%		7%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2015:

• Net investment income per share by $0.42.

• Total return by 1.14%.

• Ratio of net investment income to average net assets by 1.31%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Austria	Non-diversified
MSCI Belgium	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Austria
Citigroup Global Markets Inc.	$92,301	$92,301		$—	$—
Deutsche Bank Securities Inc.	270,956	270,956		—	—
Goldman Sachs & Co.	403,126	403,126		—	—
Morgan Stanley & Co. LLC	329,656	329,656		—	—
Nomura Securities International Inc.	15,453	15,453		—	—

	$1,111,492	$1,111,492		$—	$—

MSCI Belgium
Credit Suisse Securities (USA) LLC	$54,622	$54,622		$—	$—
Deutsche Bank Securities Inc.	105,874	105,874		—	—
Goldman Sachs & Co.	1,332,789	1,332,789		—	—
HSBC Bank PLC	157,552	157,552		—	—
JPMorgan Securities LLC	491,580	491,580		—	—
Morgan Stanley & Co. LLC	104,854	104,854		—	—

	$2,247,271	$2,247,271		$—	$—

MSCI France
Citigroup Global Markets Inc.	$7,918	$7,918		$—	$—
Deutsche Bank Securities Inc.	42,998	42,998		—	—
Goldman Sachs & Co.	1,400,444	1,400,444		—	—
JPMorgan Securities LLC	2,046,189	2,046,189		—	—

	$3,497,549	$3,497,549		$—	$—

MSCI Netherlands
BNP Paribas Prime Brokerage International Ltd.	$9,324	$9,324		$—	$—
Credit Suisse Securities (USA) LLC	26,613	26,613		—	—
Deutsche Bank Securities Inc.	1,513	1,513		—	—
JPMorgan Securities LLC	133,092	133,092		—	—
Merrill Lynch, Pierce, Fenner & Smith	432,803	432,803		—	—
Morgan Stanley & Co. LLC	166,021	156,595		—	(9,426	)(b)
Wells Fargo Bank, National Association	700,850	700,850		—	—

	$1,470,216	$1,460,790		$—	$(9,426)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements  (unaudited) (continued)

investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Austria	$7,376
MSCI Belgium	4,420
MSCI France	10,206
MSCI Netherlands	2,643
MSCI Sweden	104

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Austria	$2,009,982	$1,819,832
MSCI Belgium	594,813	199,743
MSCI France	503,385	2,918,539
MSCI Netherlands	792,377	2,132,162
MSCI Sweden	1,074,560	1,416,205

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Austria	$10,298,423	$11,825,042
MSCI Belgium	2,469,693	2,455,755
MSCI France	6,099,437	7,031,064
MSCI Netherlands	10,540,494	9,528,388
MSCI Sweden	3,836,276	4,166,187

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria	$13,284,132	$67,875,691
MSCI Belgium	2,645,038	11,507,482
MSCI France	202,119,405	269,691,545
MSCI Netherlands	108,079,584	25,406,356
MSCI Sweden	27,569,122	41,842,222

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI Austria	$30,129,402	$13,826,937	$43,956,339
MSCI Belgium	13,565,323	19,023,517	32,588,840
MSCI France	30,888,080	2,858,814	33,746,894
MSCI Netherlands	16,357,876	2,329,005	18,686,881
MSCI Sweden	27,302,109	5,244,977	32,547,086

(a)	Must be utilized prior to losses subject to expiration.

For the year ended August 31, 2018, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
MSCI Austria	$4,633,980
MSCI Belgium	862,763

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Austria	$93,304,195	$1,164,634	$(19,616,492)	$(18,451,858)
MSCI Belgium	58,795,903	2,088,623	(12,521,922)	(10,433,299)
MSCI France	898,797,079	31,676,213	(113,079,353)	(81,403,140)
MSCI Netherlands	215,969,559	6,574,086	(13,526,380)	(6,952,294)
MSCI Sweden	276,184,496	2,909,534	(62,661,491)	(59,751,957)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18

iShares ETF	Shares	Amount	Shares	Amount

MSCI Austria
Shares sold	600,000	$13,412,881	3,800,000	$92,602,397
Shares redeemed	(3,300,000)	(68,543,621)	(7,600,000)	(180,643,314)

Net decrease	(2,700,000)	$(55,130,740)	(3,800,000)	$(88,040,917)

MSCI Belgium
Shares sold	160,000	$2,657,464	1,040,000	$22,315,815
Shares redeemed	(640,000)	(11,633,128)	(1,600,000)	(33,432,083)

Net decrease	(480,000)	$(8,975,664)	(560,000)	$(11,116,268)

MSCI France
Shares sold	7,000,000	$202,578,999	13,200,000	$421,549,607
Shares redeemed	(9,400,000)	(270,676,765)	(4,600,000)	(147,044,014)

Net increase (decrease)	(2,400,000)	$(68,097,766)	8,600,000	$274,505,593

MSCI Netherlands
Shares sold	3,750,000	$108,457,314	2,000,000	$63,403,937
Shares redeemed	(900,000)	(25,477,701)	(4,150,000)	(132,065,203)

Net increase (decrease)	2,850,000	$82,979,613	(2,150,000)	$(68,661,266)

MSCI Sweden
Shares sold	975,000	$28,073,917	3,075,000	$107,325,279
Shares redeemed	(1,500,000)	(42,618,129)	(8,550,000)	(289,899,547)

Net decrease	(525,000)	$(14,544,212)	(5,475,000)	$(182,574,268)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by Swedish tax authorities. Professional and other fees associated with the filing of claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities. Collection of these receivables, and payment of associated liabilities, depends upon future determinations made by the Swedish authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2019, is $6,021,517 or $0.83 per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

The Fund, under the approval of the Board, is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Austria	$6,751,155
MSCI Belgium	2,051,350
MSCI France	20,500,943
MSCI Netherlands	3,982,173
MSCI Sweden	15,746,851

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Austria	$761,881
MSCI Belgium	(189,289)
MSCI France	591,126
MSCI Netherlands	639,588
MSCI Sweden	516,488

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Austria(a)	$0.224223	$—	$0.024632	$0.248855	90%	—%	10%	100%

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	43

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	45

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶	iShares MSCI Eurozone ETF | EZU | Cboe BZX

▶	iShares MSCI Germany ETF | EWG | NYSE Arca

▶	iShares MSCI Italy ETF | EWI | NYSE Arca

▶	iShares MSCI Spain ETF | EWP | NYSE Arca

▶	iShares MSCI Switzerland ETF | EWL | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI Eurozone ETF

Investment Objective

The iShares MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.08)%	(9.41)%	0.75%	8.53%	(9.41)%	3.80%	126.65%
Fund Market	(6.04)	(9.01)	0.80	8.63	(9.01)	4.04	128.73
Index	(5.91)	(9.31)	0.86	8.62	(9.31)	4.37	128.66

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

	Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$939.20	$2.36		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	18.1%
Industrials	14.7
Consumer Discretionary	13.2
Consumer Staples	10.5
Information Technology	9.0
Health Care	7.5
Materials	7.3
Energy	6.0
Utilities	6.0
Communication Services	5.6
Real Estate	2.1

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
France	34.9%
Germany	27.4
Netherlands	11.4
Spain	9.6
Italy	7.1
Finland	3.3
Belgium	3.1
Ireland	1.7
Austria	0.8
Portugal	0.5

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI Germany ETF

Investment Objective

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(10.08)%	(14.20)%	(0.96)%	9.70%	(14.20)%	(4.72)%	152.49%
Fund Market	(9.76)	(13.82)	(0.87)	9.75	(13.82)	(4.27)	153.47
Index	(9.87)	(14.09)	(0.80)	9.86	(14.09)	(3.95)	156.03

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$899.20	$2.31		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	18.0%
Financials	15.9
Industrials	13.3
Health Care	12.5
Information Technology	12.3
Materials	10.3
Communication Services	6.2
Utilities	4.1
Real Estate	4.0
Consumer Staples	3.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
SAP SE	8.9%
Allianz SE	8.0
Siemens AG	7.0
Bayer AG	6.3
BASF SE	5.9
Deutsche Telekom AG	4.6
Daimler AG	4.6
adidas AG	3.7
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.0
Volkswagen AG	2.7

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Fund Summary as of February 28, 2019	iShares® MSCI Italy ETF

Investment Objective

The iShares MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.32%	(11.23)%	(1.18)%	4.22%	(11.23)%	(5.76)%	51.19%
Fund Market	1.39	(10.89)	(1.19)	4.35	(10.89)	(5.83)	53.04
Index	1.47	(11.15)	(1.23)	4.37	(11.15)	(5.99)	53.38

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,013.20	$2.45		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	29.8%
Energy	19.4
Utilities	17.8
Consumer Discretionary	12.9
Industrials	11.8
Communication Services	4.2
Consumer Staples	2.3
Health Care	1.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Enel SpA	14.5%
Eni SpA	12.8
Intesa Sanpaolo SpA	10.5
UniCredit SpA	7.5
Assicurazioni Generali SpA	4.6
Ferrari NV	4.5
Fiat Chrysler Automobiles NV	4.4
Atlantia SpA	4.3
Snam SpA	4.1
CNH Industrial NV	4.0

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® MSCI Spain ETF

Investment Objective

The iShares MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.44)%	(8.67)%	(2.54)%	5.17%	(8.67)%	(12.09)%	65.52%
Fund Market	(0.32)	(8.35)	(2.52)	5.25	(8.35)	(11.98)	66.85
Index	(0.25)	(8.35)	(2.09)	5.29	(8.35)	(10.01)	67.37

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$995.60	$2.42		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	38.5%
Utilities	20.8
Industrials	13.5
Communication Services	8.5
Energy	7.0
Consumer Discretionary	4.7
Information Technology	4.3
Health Care	2.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Banco Santander SA	17.9%
Iberdrola SA	11.3
Banco Bilbao VizcayaArgentaria SA	8.7
Telefonica SA	8.5
IndustriadeDiseno Textil SA	4.7
Repsol SA	4.5
Amadeus IT Group SA	4.3
CaixaBank SA	3.9
Ferrovial SA	3.9
ACS Actividades de Construccion y Servicios SA	3.9

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Switzerland ETF

Investment Objective

The iShares MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.63)%	1.72%	2.63%	11.73%	1.72%	13.88%	203.16%
Fund Market	(0.57)	1.54	2.63	11.85	1.54	13.84	206.43
Index	(0.34)	1.88	2.81	11.85	1.88	14.89	206.34

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$993.70	$2.42		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	30.5%
Consumer Staples	22.0
Financials	20.4
Industrials	10.1
Materials	7.8
Consumer Discretionary	6.0
Communication Services	1.3
Information Technology	1.1
Real Estate	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nestle SA	19.5%
Novartis AG	12.8
Roche Holding AG	12.6
Zurich Insurance Group AG	4.5
UBS Group AG	4.4
Cie. Financiere Richemont SA	3.7
ABB Ltd.	3.4
Credit Suisse Group AG	3.0
Swiss Re AG	2.9
LafargeHolcim Ltd.	2.3

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.8%
ANDRITZ AG	107,163	$5,356,966
Erste Group Bank AG	443,221	16,781,142
OMV AG	215,871	11,373,741
Raiffeisen Bank International AG	217,413	5,550,482
Verbund AG	98,921	4,766,984
voestalpine AG	166,712	5,167,310

		48,996,625

Belgium — 3.1%
Ageas	268,601	13,252,745
Anheuser-Busch InBev SA/NV	1,120,797	87,487,086
Colruyt SA	87,894	6,275,326
Groupe Bruxelles Lambert SA	118,526	11,415,392
KBC Group NV	367,412	27,244,401
Proximus SADP	222,757	5,892,371
Solvay SA	109,585	12,281,291
Telenet Group Holding NV	77,107	3,483,975
UCB SA	187,362	15,719,570
Umicore SA	306,914	13,280,360

		196,332,517

Finland — 3.3%
Elisa OYJ	207,875	8,732,135
Fortum OYJ	653,833	14,533,031
Kone OYJ, Class B	500,725	24,500,456
Metso OYJ	152,929	5,191,124
Neste OYJ	188,503	18,137,796
Nokia OYJ	8,291,576	50,191,664
Nokian Renkaat OYJ	170,650	6,043,329
Orion OYJ, Class B	151,377	5,414,238
Sampo OYJ, Class A	652,320	31,435,175
Stora Enso OYJ, Class R	810,656	10,878,668
UPM-Kymmene OYJ	787,019	23,766,666
Wartsila OYJ Abp	653,693	10,629,469

		209,453,751

France — 34.8%
Accor SA	276,027	11,667,265
Aeroports de Paris	43,421	8,435,064
Air Liquide SA	629,762	78,631,149
Airbus SE	855,760	110,698,019
Alstom SA	229,072	9,969,474
Amundi SA(a)	89,844	6,011,466
Arkema SA	101,159	10,210,425
Atos SE	140,942	13,548,628
AXA SA	2,851,708	72,397,249
BioMerieux	61,151	5,048,369
BNP Paribas SA	1,654,526	84,884,056
Bollore SA	1,278,062	5,687,429
Bouygues SA	321,111	12,157,838
Bureau Veritas SA	391,455	9,369,666
Capgemini SE	235,271	28,183,419
Carrefour SA	867,161	17,773,861
Casino Guichard Perrachon SA(b)	79,221	4,193,816
Cie. de Saint-Gobain	731,091	26,356,752
Cie. Generale des Etablissements Michelin SCA	250,986	30,151,678
CNP Assurances	250,307	5,791,702
Covivio	66,827	6,772,539
Credit Agricole SA	1,686,091	21,564,909
Danone SA	906,498	68,467,801
Dassault Aviation SA	3,755	6,328,215

Security	Shares	Value

France (continued)
Dassault Systemes SE	191,573	$28,064,262
Edenred	350,507	15,573,761
Eiffage SA	116,069	11,337,357
Electricite de France SA	880,484	12,803,299
Engie SA	2,679,512	40,427,894
EssilorLuxottica SA	423,241	51,303,020
Eurazeo SE	67,987	5,117,253
Eurofins Scientific SE(b)	16,774	7,071,029
Eutelsat Communications SA	256,993	5,080,197
Faurecia SA	112,032	5,350,324
Gecina SA	66,836	9,924,247
Getlink SE	688,077	10,170,007
Hermes International	46,445	29,447,452
ICADE	48,876	4,165,786
Iliad SA	38,703	4,032,508
Imerys SA	53,063	3,019,935
Ingenico Group SA	87,901	5,907,484
Ipsen SA	55,055	7,623,245
JCDecaux SA	110,594	3,412,797
Kering SA	111,395	60,898,548
Klepierre SA	301,472	10,535,458
Legrand SA	391,999	25,889,430
L’Oreal SA	370,627	93,649,161
LVMH Moet Hennessy Louis Vuitton SE	408,355	140,428,208
Natixis SA	1,392,727	7,663,064
Orange SA	2,933,264	44,891,070
Pernod Ricard SA	312,237	53,829,429
Peugeot SA	862,122	21,950,785
Publicis Groupe SA	309,983	17,200,609
Remy Cointreau SA	33,161	4,323,571
Renault SA	282,046	19,343,824
Rexel SA	446,021	5,566,413
Safran SA	491,533	67,109,097
Sanofi	1,656,108	138,607,116
Sartorius Stedim Biotech	40,659	4,791,887
Schneider Electric SE	808,114	62,960,075
SCOR SE	240,328	10,834,264
SEB SA	33,499	5,775,203
SES SA	535,863	10,778,962
Societe BIC SA	37,393	3,540,480
Societe Generale SA	1,126,355	34,629,689
Sodexo SA	131,408	14,451,687
STMicroelectronics NV	1,005,978	16,460,946
Suez	549,739	7,032,976
Teleperformance	84,681	15,138,929
Thales SA	155,863	19,212,349
TOTAL SA	3,548,071	201,969,120
Ubisoft Entertainment SA(c)	115,839	8,376,027
Unibail-Rodamco-Westfield	203,600	32,921,200
Valeo SA	353,158	11,159,419
Veolia Environnement SA	789,694	17,355,043
Vinci SA	746,655	71,350,166
Vivendi SA	1,535,151	44,925,587
Wendel SA	40,748	5,145,735

		2,224,828,173

Germany — 25.6%
1&1 Drillisch AG(b)	77,938	3,086,657
adidas AG	265,553	64,589,511
Allianz SE, Registered	625,457	139,307,931
Aroundtown SA	1,154,756	9,730,418

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Axel Springer SE	71,957	$4,109,164
BASF SE	1,350,872	103,046,611
Bayer AG, Registered	1,371,238	109,737,264
Bayerische Motoren Werke AG	486,731	41,185,638
Beiersdorf AG	148,588	13,799,727
Brenntag AG	227,461	11,292,835
Commerzbank AG(c)	1,468,179	12,129,027
Continental AG	161,925	26,551,309
Covestro AG(a)	282,431	16,125,241
Daimler AG, Registered	1,337,748	80,216,683
Delivery Hero SE(a)(c)	138,493	5,374,486
Deutsche Bank AG, Registered(b)	2,888,935	26,846,686
Deutsche Boerse AG	280,080	35,432,818
Deutsche Lufthansa AG, Registered	350,055	8,948,746
Deutsche Post AG, Registered	1,455,866	45,290,971
Deutsche Telekom AG, Registered	4,902,464	80,861,622
Deutsche Wohnen SE	523,410	24,436,298
E.ON SE	3,238,010	35,709,794
Evonik Industries AG	240,707	6,783,807
Fraport AG Frankfurt Airport Services Worldwide	61,359	4,934,186
Fresenius Medical Care AG & Co. KGaA	318,178	24,955,876
Fresenius SE & Co. KGaA	613,583	34,536,113
GEA Group AG	238,318	5,717,826
Hannover Rueck SE	88,135	13,147,078
HeidelbergCement AG	217,211	15,987,947
Henkel AG & Co. KGaA	150,886	14,191,834
HOCHTIEF AG	30,925	4,908,875
HUGO BOSS AG	92,597	6,855,725
Infineon Technologies AG	1,677,673	36,879,638
Innogy SE(c)	205,603	8,735,026
KION Group AG	102,798	5,866,854
LANXESS AG	128,048	6,947,767
Merck KGaA	190,764	19,719,511
METRO AG(b)	263,971	4,438,122
MTU Aero Engines AG	76,142	16,343,504
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	219,786	51,831,008
OSRAM Licht AG	142,988	6,203,462
ProSiebenSat.1 Media SE	341,564	6,238,583
Puma SE	12,185	6,875,095
QIAGEN NV(c)	338,516	12,959,446
RTL Group SA	56,069	3,165,475
RWE AG	762,189	18,625,242
SAP SE	1,444,917	154,989,878
Siemens AG, Registered	1,124,768	123,120,800
Siemens Healthineers AG(a)	219,579	8,906,237
Symrise AG	180,725	15,944,738
Telefonica Deutschland Holding AG	1,097,600	3,607,032
thyssenkrupp AG(b)	637,980	9,553,057
Uniper SE	295,142	8,606,967
United Internet AG, Registered(d)	179,332	6,532,532
Volkswagen AG	48,729	8,622,795
Vonovia SE	723,782	35,142,650
Wirecard AG(b)	172,038	23,605,922
Zalando SE(a)(c)	165,422	6,103,062

		1,639,393,107

Ireland — 1.7%
AIB Group PLC	1,182,501	5,569,184
Bank of Ireland Group PLC	1,397,695	9,095,743
CRH PLC	1,204,007	38,168,736

Security	Shares	Value

Ireland (continued)
Irish Bank Resolution Corp. Ltd.(c)(e)	446,666	$5
Kerry Group PLC, Class A	230,466	23,750,075
Kingspan Group PLC	220,392	10,404,822
Paddy Power Betfair PLC	120,518	9,757,331
Ryanair Holdings PLC(c)	35,326	488,743
Ryanair Holdings PLC, ADR(c)	28,272	2,107,395
Smurfit Kappa Group PLC	329,950	9,370,313

		108,712,347

Italy — 7.0%
Assicurazioni Generali SpA	1,723,101	30,795,098
Atlantia SpA	726,204	17,679,740
CNH Industrial NV	1,490,170	16,160,870
Davide Campari-Milano SpA	848,347	8,100,021
Enel SpA	11,954,219	72,417,308
Eni SpA	3,739,406	64,577,794
Ferrari NV	180,480	23,253,759
Fiat Chrysler Automobiles NV(c)	1,596,973	23,607,430
Intesa Sanpaolo SpA	21,897,815	54,084,133
Leonardo SpA	605,803	6,116,017
Mediobanca Banca di Credito Finanziario SpA	911,317	9,154,741
Moncler SpA	262,025	10,060,969
Pirelli & C SpA(a)(c)	591,561	3,974,304
Poste Italiane SpA(a)	763,162	6,891,273
Prysmian SpA	354,439	7,244,618
Recordati SpA	155,529	5,856,729
Snam SpA	3,311,592	16,384,611
Telecom Italia SpA/Milano(c)	16,632,013	10,147,453
Tenaris SA	694,241	9,272,948
Terna Rete Elettrica Nazionale SpA	2,065,076	12,858,019
UniCredit SpA	2,953,079	40,237,742

		448,875,577

Netherlands — 11.3%
ABN AMRO Group NV, CVA(a)	622,896	15,122,106
Adyen NV(a)(c)	10,824	8,134,695
Aegon NV	2,610,766	14,055,780
AerCap Holdings NV(c)	184,068	8,308,830
Akzo Nobel NV	330,024	29,962,416
ArcelorMittal	978,354	22,514,996
ASML Holding NV	602,278	110,498,399
EXOR NV	160,674	9,898,113
Heineken Holding NV	169,270	16,393,204
Heineken NV	381,392	38,478,208
ING Groep NV	5,725,590	75,837,529
Koninklijke Ahold Delhaize NV	1,744,223	45,035,899
Koninklijke DSM NV	266,682	28,666,537
Koninklijke KPN NV	4,946,801	15,276,493
Koninklijke Philips NV	1,365,127	54,406,481
Koninklijke Vopak NV(b)	102,807	5,032,684
NN Group NV	450,791	19,660,001
NXP Semiconductors NV(b)	506,232	46,229,106
Randstad NV	175,759	9,396,426
Unilever NV, CVA	2,268,884	122,887,958
Wolters Kluwer NV	413,680	27,311,922

		723,107,783

Portugal — 0.5%
EDP - Energias de Portugal SA	3,768,742	13,839,986
Galp Energia SGPS SA	738,640	12,136,926
Jeronimo Martins SGPS SA	370,428	5,588,937

		31,565,849

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 9.5%
ACS Actividades de Construccion y Servicios SA	373,438	$16,575,624
Aena SME SA(a)	99,432	17,764,732
Amadeus IT Group SA	646,881	48,763,169
Banco Bilbao Vizcaya Argentaria SA	9,806,738	61,127,819
Banco de Sabadell SA	8,264,615	9,425,038
Banco Santander SA	23,879,715	116,816,165
Bankia SA	1,786,526	5,462,144
Bankinter SA	985,961	8,108,243
CaixaBank SA	5,282,311	18,862,947
Enagas SA	341,569	9,743,068
Endesa SA	465,867	11,750,199
Ferrovial SA	720,851	16,630,085
Grifols SA	438,273	11,408,551
Iberdrola SA	9,126,339	76,403,214
Industria de Diseno Textil SA	1,606,074	48,537,344
International Consolidated Airlines Group SA	12,147	96,214
Mapfre SA	1,541,386	4,359,860
Naturgy Energy Group SA	515,365	14,008,024
Red Electrica Corp. SA	646,498	13,987,185
Repsol SA	2,051,535	35,333,271
Siemens Gamesa Renewable Energy SA(c)	356,907	5,468,249
Telefonica SA	6,871,171	59,377,901

		610,009,046
United Kingdom — 0.2%
Coca-Cola European Partners PLC	320,141	15,091,447

Total Common Stocks — 97.8% (Cost: $7,301,240,833)		6,256,366,222

Preferred Stocks

Germany — 1.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	82,164	6,072,057
Fuchs Petrolub SE, Preference Shares, NVS	102,476	4,585,896
Henkel AG & Co. KGaA, Preference Shares, NVS	263,311	26,337,277
Porsche Automobil Holding SE, Preference Shares, NVS	224,538	14,988,052

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	52,170	$8,281,198
Volkswagen AG, Preference Shares, NVS	272,725	46,862,313

		107,126,793
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	8,892,677	4,851,412

Total Preferred Stocks — 1.8% (Cost: $158,210,569)		111,978,205

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	46,087,418	46,105,854
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	2,569,177	2,569,177

		48,675,031

Total Short-Term Investments — 0.7% (Cost: $48,667,236)		48,675,031

Total Investments in Securities — 100.3% (Cost: $7,508,118,638)		6,417,019,458

Other Assets, Less Liabilities — (0.3)%		(22,022,303)

Net Assets — 100.0%		$6,394,997,155

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	80,281,282	(34,193,864)	46,087,418	$46,105,854	$392,841	(b)	$(1,465)	$(3,932)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,873,964	695,213	2,569,177	2,569,177	36,010		—	—

				$48,675,031	$428,851		$(1,465)	$(3,932)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Eurozone ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	679	03/15/19	$25,499	$1,618,025

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	.$	1,618,025

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(4,464,593)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,472,953

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$30,937,373

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,256,366,217	$—	$5	$6,256,366,222
Preferred Stocks	111,978,205	—	—	111,978,205
Money Market Funds	48,675,031	—	—	48,675,031

	$6,417,019,453	$—	$5	$6,417,019,458

Derivative financial instruments(a)
Assets
Futures Contracts	$1,618,025	$—	$—	$1,618,025

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
MTU Aero Engines AG	102,236	$21,944,452

Air Freight & Logistics — 2.6%
Deutsche Post AG, Registered	1,944,846	60,502,796

Airlines — 0.5%
Deutsche Lufthansa AG, Registered	467,296	11,945,874

Auto Components — 1.5%
Continental AG	216,458	35,493,242

Automobiles — 7.4%
Bayerische Motoren Werke AG	650,960	55,082,177
Daimler AG, Registered	1,787,868	107,207,666
Volkswagen AG	63,818	11,292,855

		173,582,698

Banks — 0.7%
Commerzbank AG(a)	1,974,964	16,315,716

Capital Markets — 3.5%
Deutsche Bank AG, Registered(b)	3,863,582	35,904,017
Deutsche Boerse AG	373,553	47,258,053

		83,162,070

Chemicals — 8.5%
BASF SE	1,805,792	137,748,614
Covestro AG(c)	378,223	21,594,433
Evonik Industries AG	321,400	9,057,964
LANXESS AG	170,639	9,258,715
Symrise AG	242,508	21,395,637

		199,055,363

Construction & Engineering — 0.3%
HOCHTIEF AG	41,324	6,559,559

Construction Materials — 0.9%
HeidelbergCement AG	292,729	21,546,495

Diversified Telecommunication Services — 5.2%
Deutsche Telekom AG, Registered	6,552,949	108,084,849
Telefonica Deutschland Holding AG	1,448,836	4,761,295
United Internet AG, Registered(d)	242,312	8,826,707

		121,672,851

Electrical Equipment — 0.4%
OSRAM Licht AG(b)	193,775	8,406,830

Food & Staples Retailing — 0.2%
METRO AG	350,829	5,898,458

Health Care Equipment & Supplies — 0.5%
Siemens Healthineers AG(c)	294,910	11,961,701

Health Care Providers & Services — 3.4%
Fresenius Medical Care AG & Co. KGaA	425,189	33,349,144
Fresenius SE & Co. KGaA	820,138	46,162,262

		79,511,406

Household Products — 0.8%
Henkel AG & Co. KGaA	204,481	19,232,801

Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	394,730	11,511,164

Security	Shares	Value

Industrial Conglomerates — 7.0%
Siemens AG, Registered	1,504,043	$164,637,487

Insurance — 11.6%
Allianz SE, Registered	834,517	185,871,829
Hannover Rueck SE	118,847	17,728,380
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	294,003	69,333,224

		272,933,433

Internet & Direct Marketing Retail — 0.6%
Delivery Hero SE(a)(c)	181,959	7,061,267
Zalando SE(a)(c)	220,213	8,124,516

		15,185,783

IT Services — 1.3%
Wirecard AG(b)	231,094	31,709,198

Life Sciences Tools & Services — 0.7%
QIAGEN NV(a)	453,826	17,373,872

Machinery — 0.7%
GEA Group AG	317,768	7,624,024
KION Group AG	139,720	7,974,054

		15,598,078

Media — 0.8%
Axel Springer SE	94,625	5,403,639
ProSiebenSat.1 Media SE	457,789	8,361,405
RTL Group SA	75,428	4,258,422

		18,023,466

Metals & Mining — 0.5%
thyssenkrupp AG	853,237	12,776,296

Multi-Utilities — 3.6%
E.ON SE	4,327,512	47,725,165
Innogy SE, New(c)	26,034	1,204,770
Innogy SE(a)	246,086	10,454,944
RWE AG	1,019,708	24,918,109

		84,302,988

Personal Products — 0.8%
Beiersdorf AG	198,242	18,411,214

Pharmaceuticals — 7.4%
Bayer AG, Registered	1,833,461	146,727,989
Merck KGaA	253,758	26,231,278

		172,959,267

Real Estate Management & Development — 3.9%
Aroundtown SA	1,541,762	12,991,479
Deutsche Wohnen SE	702,678	32,805,733
Vonovia SE	967,648	46,983,367

		92,780,579

Semiconductors & Semiconductor Equipment — 2.1%
Infineon Technologies AG	2,235,469	49,141,453

Software — 8.8%
SAP SE	1,932,259	207,264,907

Textiles, Apparel & Luxury Goods — 4.5%
adidas AG	354,629	86,255,149
HUGO BOSS AG	124,808	9,240,573
Puma SE	16,361	9,231,304

		104,727,026

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.6%
Brenntag AG	302,810	$15,033,712

Transportation Infrastructure — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	82,345	6,621,776

Wireless Telecommunication Services — 0.2%
1&1 Drillisch AG(b)	103,320	4,091,886

Total Common Stocks — 93.2% (Cost: $2,755,920,016)		2,191,875,897

Preferred Stocks

Automobiles — 3.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	108,836	8,043,162
Porsche Automobil Holding SE, Preference Shares, NVS	301,250	20,108,626
Volkswagen AG, Preference Shares, NVS	364,873	62,696,096

		90,847,884

Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	135,446	6,061,335

Health Care Equipment & Supplies — 0.5%
Sartorius AG, Preference Shares, NVS	69,942	11,102,233

Household Products — 1.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	350,510	35,059,222

Total Preferred Stocks — 6.1% (Cost: $191,961,699)		143,070,674

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	43,469,307	$43,486,695
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	1,270,459	1,270,459

		44,757,154

Total Short-Term Investments — 1.9% (Cost: $44,751,600)		44,757,154

Total Investments in Securities — 101.2% (Cost: $2,992,633,315)		2,379,703,725

Other Assets, Less Liabilities — (1.2)%		(29,334,274)

Net Assets — 100.0%		$2,350,369,451

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	62,176,709	(18,707,402)	43,469,307	$43,486,695	$202,234	(b)	$4,731		$3,762
BlackRock Cash Funds: Treasury, SL Agency Shares	247,268	1,023,191	1,270,459	1,270,459	10,771		—		—

				$44,757,154	$213,005		$4,731		$3,762

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DAX Index	45	03/15/19	$14,758	$675,529

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Germany ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$675,529

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,923,197)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,242,439

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,907,819

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,191,875,897	$—	$—	$2,191,875,897
Preferred Stocks	143,070,674	—	—	143,070,674
Money Market Funds	44,757,154	—	—	44,757,154

	$2,379,703,725	$—	$—	$2,379,703,725

Derivative financial instruments(a)
Assets
Futures Contracts	$675,529	$—	$—	$675,529

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Leonardo SpA	302,993	$3,058,932

Auto Components — 1.3%
Pirelli & C SpA(a)(b)	407,986	2,740,986

Automobiles — 8.9%
Ferrari NV	72,066	9,285,269
Fiat Chrysler Automobiles NV(b)	616,780	9,117,619

		18,402,888

Banks — 20.5%
Intesa Sanpaolo SpA	8,739,848	21,586,039
Mediobanca Banca di Credito Finanziario SpA	511,296	5,136,284
UniCredit SpA	1,136,436	15,484,726

		42,207,049

Beverages — 2.3%
Davide Campari-Milano SpA	486,997	4,649,849

Diversified Financial Services — 2.6%
EXOR NV	86,508	5,329,213

Diversified Telecommunication Services — 2.7%
Telecom Italia SpA/Milano(b)(c)	9,073,453	5,535,857

Electric Utilities — 17.8%
Enel SpA	4,922,746	29,821,439
Terna Rete Elettrica Nazionale SpA	1,098,264	6,838,247

		36,659,686

Electrical Equipment — 2.0%
Prysmian SpA	203,893	4,167,507

Energy Equipment &Services — 2.5%
Tenaris SA	380,304	5,079,704

Insurance — 6.6%
Assicurazioni Generali SpA	525,495	9,391,597
Poste Italiane SpA(a)	465,859	4,206,658

		13,598,255

Machinery — 4.0%
CNH Industrial NV	756,837	8,207,885

Oil, Gas & Consumable Fuels — 16.9%
Eni SpA	1,527,710	26,382,838
Snam SpA	1,698,933	8,405,732

		34,788,570

Security	Shares	Value

Pharmaceuticals — 1.7%
Recordati SpA	95,401	$3,592,499

Textiles, Apparel & Luxury Goods — 2.6%
Moncler SpA	141,849	5,446,574

Transportation Infrastructure — 4.3%
Atlantia SpA	364,592	8,876,145

Total Common Stocks — 98.2% (Cost: $245,010,651)		202,341,599

Preferred Stocks

Diversified Telecommunication Services — 1.6%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,792,201	3,159,943

Total Preferred Stocks — 1.6% (Cost: $4,793,405)		3,159,943

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	5,243,343	5,245,440
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	111,259	111,259

		5,356,699

Total Short-Term Investments — 2.6% (Cost: $5,356,175)		5,356,699

Total Investments in Securities — 102.4% (Cost: $255,160,231)		210,858,241

Other Assets, Less Liabilities — (2.4)%		(4,868,308)

Net Assets — 100.0%		$205,989,933

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Italy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,072,916	(3,829,573)	5,243,343	$5,245,440	$8,977	(b)	$(427)	$(180)
BlackRock Cash Funds: Treasury, SL Agency Shares	142,515	(31,256)	111,259	111,259	2,335		—	—

				$5,356,699	$11,312		$(427)	$(180)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE/MIB Index	3	03/15/19	$ 353	$14,086

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$14,086

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(88,688)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$44,835

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$346,999

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Italy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$202,341,599	$—	$—	$202,341,599
Preferred Stocks	3,159,943	—	—	3,159,943
Money Market Funds	5,356,699	—	—	5,356,699

	$210,858,241	$—	$—	$210,858,241

Derivative financial instruments(a)
Assets
Futures Contracts	$14,086	$—	$—	$14,086

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.0%
International Consolidated Airlines Group SA	45,400	$359,604

Banks — 36.9%
Banco Bilbao Vizcaya Argentaria SA	11,406,156	71,097,386
Banco de Sabadell SA	17,090,028	19,489,615
Banco Santander SA	29,870,654	146,122,986
Bankia SA	4,641,603	14,191,288
Bankinter SA	2,154,350	17,716,718
CaixaBank SA	8,949,944	31,959,937

		300,577,930

Biotechnology — 2.7%
Grifols SA	856,701	22,300,522

Construction & Engineering — 7.7%
ACS Actividades de Construccion y Servicios SA	707,187	31,389,590
Ferrovial SA	1,361,916	31,419,502

		62,809,092

Diversified Telecommunication Services — 8.5%
Telefonica SA	8,024,987	69,348,716

Electric Utilities — 17.5%
Endesa SA	981,750	24,761,912
Iberdrola SA	10,977,854	91,903,592
Red Electrica Corp. SA	1,196,960	25,896,601

		142,562,105

Electrical Equipment — 1.9%
Siemens Gamesa Renewable Energy SA(a)	985,406	15,097,618

Gas Utilities — 3.3%
Naturgy Energy Group SA	991,358	26,945,886

Insurance — 1.6%
Mapfre SA	4,620,235	13,068,483

Security	Shares	Value

IT Services — 4.3%
Amadeus IT Group SA	468,457	$35,313,215

Oil, Gas & Consumable Fuels — 7.0%
Enagas SA	714,531	20,381,603
Repsol SA	2,133,076	36,737,640

		57,119,243

Specialty Retail — 4.7%
Industria de Diseno Textil SA	1,260,193	38,084,435

Transportation Infrastructure — 3.8%
Aena SME SA(b)	175,659	31,383,609

Total Common Stocks — 99.9% (Cost: $1,059,331,415)		814,970,458

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	1,029,847	1,029,847

Total Short-Term Investments — 0.1% (Cost: $1,029,847)		1,029,847

Total Investments in Securities — 100.0% (Cost: $1,060,361,262)		816,000,305

Other Assets, Less Liabilities — (0.0)%		(385,522)

Net Assets — 100.0%		$815,614,783

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	19,678,549	(19,678,549)	—	$—	$23,077	(b)	$820		$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	345,951	683,896	1,029,847	1,029,847	11,452		—		—

				$1,029,847	$34,529		$820		$(7)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	11	03/15/19	$1,164	$11,935

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Spain ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$11,935

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(246,051)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$36,903

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,616,446

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$814,970,458	$—	$—	$814,970,458
Money Market Funds	1,029,847	—	—	1,029,847

	$816,000,305	$—	$—	$816,000,305

Derivative financial instruments(a)
Assets
Futures Contracts	$11,935	$—	$—	$11,935

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 1.5%
Geberit AG, Registered	34,708	$13,880,413

Capital Markets — 9.8%
Credit Suisse Group AG, Registered	2,140,733	26,528,156
Julius Baer Group Ltd.	235,721	10,314,272
Partners Group Holding AG	16,874	12,229,500
UBS Group AG, Registered	3,049,343	38,874,379

		87,946,307

Chemicals — 5.4%
Clariant AG, Registered	281,430	6,059,700
EMS-Chemie Holding AG, Registered	11,097	6,421,823
Givaudan SA, Registered	8,028	20,122,381
Sika AG, Registered	118,141	16,009,873

		48,613,777

Construction Materials — 2.3%
LafargeHolcim Ltd., Registered	420,437	20,848,813

Diversified Financial Services — 0.6%
Pargesa Holding SA, Bearer	66,498	5,473,636

Diversified Telecommunication Services — 1.3%
Swisscom AG, Registered	25,499	11,828,035

Electrical Equipment — 3.3%
ABB Ltd., Registered	1,516,376	30,085,497

Food Products — 21.7%
Barry Callebaut AG, Registered	3,260	5,625,316
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,236	8,052,239
Chocoladefabriken Lindt & Spruengli AG, Registered	114	8,445,292
Nestle SA, Registered	1,916,765	173,859,552

		195,982,399

Health Care Equipment & Supplies — 2.3%
Sonova Holding AG, Registered	58,177	10,900,157
Straumann Holding AG, Registered	12,044	9,418,065

		20,318,222

Insurance — 9.9%
Baloise Holding AG, Registered	54,619	8,936,857
Swiss Life Holding AG, Registered	32,552	14,214,134
Swiss Re AG	257,883	25,581,207
Zurich Insurance Group AG	121,639	40,293,987

		89,026,185

Life Sciences Tools & Services — 2.0%
Lonza Group AG, Registered	65,178	18,155,887

Machinery — 1.8%
Schindler Holding AG, Participation Certificates, NVS	43,436	9,836,540

Security	Shares	Value

Machinery (continued)
Schindler Holding AG, Registered	28,331	$6,296,410

		16,132,950

Marine — 0.9%
Kuehne + Nagel International AG, Registered	60,395	7,896,455

Pharmaceuticals — 25.9%
Novartis AG, Registered	1,249,035	114,145,901
Roche Holding AG, NVS	402,760	112,111,371
Vifor Pharma AG	55,462	6,956,411

		233,213,683

Professional Services — 2.4%
Adecco Group AG, Registered	172,314	8,970,291
SGS SA, Registered	5,118	13,074,995

		22,045,286

Real Estate Management & Development — 0.8%
Swiss Prime Site AG, Registered	89,387	7,559,581

Software — 1.1%
Temenos AG, Registered	66,225	9,619,311

Specialty Retail — 0.6%
Dufry AG, Registered	51,883	5,270,588

Textiles, Apparel & Luxury Goods — 5.3%
Cie. Financiere Richemont SA, Registered	430,044	32,997,956
Swatch Group AG (The), Bearer	32,997	9,787,807
Swatch Group AG (The), Registered	90,487	5,186,516

		47,972,279

Total Common Stocks — 98.9% (Cost: $918,892,135)		891,869,304

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	435,512	435,512

Total Short-Term Investments — 0.0% (Cost: $435,512)		435,512

Total Investments in Securities — 98.9% (Cost: $919,327,647)		892,304,816

Other Assets, Less Liabilities — 1.1%		9,640,558

Net Assets — 100.0%		$901,945,374

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,419,657	(5,419,657)	—	$—	$13,124	(b)	$400		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	404,567	30,945	435,512	435,512	3,979		—		—

				$435,512	$17,103		$400		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	264	03/15/19	$ 9,914	$705,560

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$705,560

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,055,323)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$892,562

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,787,466

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Switzerland ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$891,869,304	$—	$—	$891,869,304
Money Market Funds	435,512	—	—	435,512

	$892,304,816	$—	$—	$892,304,816

Derivative financial instruments(a)
Assets
Futures Contracts	$705,560	$—	$—	$705,560

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,368,344,427	$2,334,946,571	$205,501,542	$814,970,458
Affiliated(c)	48,675,031	44,757,154	5,356,699	1,029,847
Foreign currency, at value(d)	17,224,120	5,699,942	273,337	946,409
Foreign currency pledged:
Futures contracts(e)	2,300,175	1,165,118	23,912	147,234
Receivables:
Investments sold	19,733,913	5,881,254	4,545,500	17,703,136
Securities lending income — Affiliated	77,814	62,159	430	709
Variation margin on futures contracts	193,607	49,855	2,144	15,979
Capital shares sold	—	—	—	4,654,034
Dividends	1,826,337	2,049	173	840
Tax reclaims	8,765,179	9,411,556	—	151,961
Foreign withholding tax claims	3,872,489	—	—	—

Total assets	6,471,013,092	2,401,975,658	215,703,737	839,620,607

LIABILITIES
Collateral on securities loaned, at value	46,121,636	43,499,779	5,244,916	—
Payables:
Investments purchased	27,491,283	7,233,686	4,390,751	23,686,706
Investment advisory fees	2,364,293	872,742	78,137	319,118
Professional fees	38,725	—	—	—

Total liabilities	76,015,937	51,606,207	9,713,804	24,005,824

NET ASSETS	$6,394,997,155	$2,350,369,451	$205,989,933	$815,614,783

NET ASSETS CONSIST OF:
Paid-in capital	$8,166,113,959	$3,196,766,335	$493,846,786	$1,248,796,780
Accumulated loss	(1,771,116,804)	(846,396,884)	(287,856,853)	(433,181,997)

NET ASSETS	$6,394,997,155	$2,350,369,451	$205,989,933	$815,614,783

Shares outstanding	165,800,000	86,100,000	7,575,000	27,975,000

Net asset value	$38.57	$27.30	$27.19	$29.16

Shares authorized	1 billion	482.2 million	295.4 million	127.8 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$44,919,261	$42,449,091	$5,000,011	$—
(b) Investments, at cost — Unaffiliated	$7,459,451,402	$2,947,881,715	$249,804,056	$1,059,331,415
(c) Investments, at cost — Affiliated	$48,667,236	$44,751,600	$5,356,175	$1,029,847
(d) Foreign currency, at cost	$17,261,614	$5,703,785	$273,005	$943,169
(e) Foreign currency collateral pledged, at cost	$2,308,840	$1,171,405	$23,884	$146,770

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

iShares MSCI Switzerland ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$891,869,304
Affiliated(b)	435,512
Foreign currency, at value(c)	1,332,534
Foreign currency pledged:
Futures contracts(d)	738,334
Receivables:
Investments sold	6,848,482
Securities lending income — Affiliated	459
Variation margin on futures contracts	64,405
Dividends	587
Tax reclaims	8,380,314

Total assets	909,669,931

LIABILITIES
Payables:
Investments purchased	7,394,739
Investment advisory fees	329,818

Total liabilities	7,724,557

NET ASSETS	$901,945,374

NET ASSETS CONSIST OF:
Paid-in capital	$987,594,429
Accumulated loss	(85,649,055)

NET ASSETS	$901,945,374

Shares outstanding	26,000,000

Net asset value	$34.69

Shares authorized	318.625 million

Par value	$0.001

(a) Investments, at cost — Unaffiliated	$918,892,135
(b) Investments, at cost — Affiliated	$435,512
(c) Foreign currency, at cost	$1,328,205
(d) Foreign currency collateral pledged, at cost	$747,713

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$48,737,059	$8,522,889	$3,064,722	$12,843,081
Dividends — Affiliated	36,010	10,771	2,335	11,452
Non-cash dividends — Unaffiliated	7,685,188	—	—	6,119,459
Securities lending income — Affiliated — net	392,841	202,234	8,977	23,077
Foreign taxes withheld	(5,914,720)	(1,265,528)	(452,207)	(1,927,548)

Total investment income	50,936,378	7,470,366	2,623,827	17,069,521

EXPENSES
Investment advisory fees	18,351,230	6,353,514	634,466	2,265,084
Professional fees	13,905	—	—	—

Total expenses	18,365,135	6,353,514	634,466	2,265,084

Net investment income	32,571,243	1,116,852	1,989,361	14,804,437

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(12,820,504)	(8,627,073)	(2,732,793)	(15,295,132)
Investments — Affiliated	(1,465)	4,731	(427)	820
In-kind redemptions — Unaffiliated	(124,915,426)	(19,207,640)	(42,305,168)	(4,786,282)
Futures contracts	(4,464,593)	(1,923,197)	(88,688)	(246,051)
Foreign currency transactions	(830,022)	(315,295)	(22,055)	(66,489)

Net realized loss	(143,032,010)	(30,068,474)	(45,149,131)	(20,393,134)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(566,523,016)	(298,832,200)	39,913,170	(4,825,720)
Investments — Affiliated	(3,932)	3,762	(180)	(7)
Futures contracts	2,472,953	1,242,439	44,835	36,903
Foreign currency translations	(296,021)	(64,222)	459	7,981

Net change in unrealized appreciation (depreciation)	(564,350,016)	(297,650,221)	39,958,284	(4,780,843)

Net realized and unrealized loss	(707,382,026)	(327,718,695)	(5,190,847)	(25,173,977)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(674,810,783)	$(326,601,843)	$(3,201,486)	$(10,369,540)

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

iShares MSCI Switzerland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$993,809
Dividends — Affiliated	3,979
Securities lending income — Affiliated — net	13,124
Foreign taxes withheld	(200,428)

Total investment income	810,484

EXPENSES
Investment advisory fees	2,301,438

Total expenses	2,301,438

Net investment loss	(1,490,954)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(12,630,872)
Investments — Affiliated	400
In-kind redemptions — Unaffiliated	13,396,636
Futures contracts	(1,055,323)
Foreign currency transactions	(4,422)

Net realized loss	(293,581)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(16,164,644)
Futures contracts	892,562
Foreign currency translations	(271,919)

Net change in unrealized appreciation (depreciation)	(15,544,001)

Net realized and unrealized loss	(15,837,582)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,328,536)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF

	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$32,571,243	$324,772,803	$1,116,852	$84,698,325
Net realized gain (loss)	(143,032,010)	847,344,521	(30,068,474)	223,956,630
Net change in unrealized appreciation (depreciation)	(564,350,016)	(880,284,404)	(297,650,221)	(168,754,739)

Net increase (decrease) in net assets resulting from operations	(674,810,783)	291,832,920	(326,601,843)	139,900,216

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(36,393,997)	(344,359,197)	—	(97,497,098)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,452,032,229)	(3,675,455,483)	(674,256,279)	(1,501,075,041)

NET ASSETS(a)
Total decrease in net assets	(3,163,237,009)	(3,727,981,760)	(1,000,858,122)	(1,458,671,923)
Beginning of period	9,558,234,164	13,286,215,924	3,351,227,573	4,809,899,496

End of period	$6,394,997,155	$9,558,234,164	$2,350,369,451	$3,351,227,573

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Italy ETF		iShares MSCI Spain ETF

	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,989,361	$18,032,993	$14,804,437	$32,625,317
Net realized gain (loss)	(45,149,131)	49,680,629	(20,393,134)	88,638,494
Net change in unrealized appreciation (depreciation)	39,958,284	(89,135,199)	(4,780,843)	(227,334,339)

Net decrease in net assets resulting from operations	(3,201,486)	(21,421,577)	(10,369,540)	(106,070,528)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,341,637)	(17,400,893)	(18,939,493)	(31,909,333)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(194,091,885)	(396,183,016)	(30,518,106)	(515,111,708)

NET ASSETS(a)
Total decrease in net assets	(199,635,008)	(435,005,486)	(59,827,139)	(653,091,569)
Beginning of period	405,624,941	840,630,427	875,441,922	1,528,533,491

End of period	$205,989,933	$405,624,941	$815,614,783	$875,441,922

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets  (continued)

	iShares MSCI Switzerland ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(1,490,954)	$21,969,712
Net realized gain (loss)	(293,581)	36,757,009
Net change in unrealized appreciation (depreciation)	(15,544,001)	(14,784,451)

Net increase (decrease) in net assets resulting from operations	(17,328,536)	43,942,270

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(22,803,569)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(114,812,358)	(246,310,096)

NET ASSETS(a)
Total decrease in net assets	(132,140,894)	(225,171,395)
Beginning of period	1,034,086,268	1,259,257,663

End of period	$901,945,374	$1,034,086,268

(a)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16		Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$41.29		$41.71	$34.20	$36.04		$39.98	$34.64

Net investment income(a)	0.16		1.03	0.99	0.92	(b)	0.96	1.18
Net realized and unrealized gain (loss)(c)	(2.69)		(0.23)	7.38	(1.84)		(3.95)	5.10

Net increase (decrease) from investment operations	(2.53)		0.80	8.37	(0.92)		(2.99)	6.28

Distributions
From net investment income	(0.19)		(1.22)	(0.86)	(0.92)		(0.95)	(0.94)

Total distributions	(0.19)		(1.22)	(0.86)	(0.92)		(0.95)	(0.94)

Net asset value, end of period	$38.57		$41.29	$41.71	$34.20		$36.04	$39.98

Total Return
Based on net asset value	(6.08	)%(d)	1.87%	24.72%	(2.53	)%(b)	(7.62)%	18.02%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%		0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	0.49	%(e)	N/A	0.49%	0.48%		N/A	N/A

Net investment income	0.87	%(e)	2.36%	2.63%	2.69	%(b)	2.50%	2.89%

Supplemental Data
Net assets, end of period (000)	$6,394,997		$9,558,234	$13,286,216	$8,293,591		$10,134,616	$8,702,637

Portfolio turnover rate(f)	3	%(d)	5%	4%	4%		5%	7%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2016:

• Net investment income per share by $0.02.

• Total return by 0.08%.

• Ratio of net investment income to average net assets by 0.06%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$30.36		$30.71	$26.18	$26.34	$28.97	$25.61

Net investment income(a)	0.01		0.64	0.59	0.49	0.58	0.59
Net realized and unrealized gain (loss)(b)	(3.07)		(0.16)	4.54	(0.04)	(2.70)	3.40

Net increase (decrease) from investment operations	(3.06)		0.48	5.13	0.45	(2.12)	3.99

Distributions
From net investment income	—		(0.83)	(0.60)	(0.61)	(0.51)	(0.63)

Total distributions	—		(0.83)	(0.60)	(0.61)	(0.51)	(0.63)

Net asset value, end of period	$27.30		$30.36	$30.71	$26.18	$26.34	$28.97

Total Return
Based on net asset value	(10.08	)%(c)	1.52%	19.63%	1.81%	(7.50)%	15.41%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	0.09	%(d)	1.99%	2.08%	1.90%	2.03%	1.95%

Supplemental Data
Net assets, end of period (000)	$2,350,369		$3,351,228	$4,809,899	$3,596,902	$6,607,056	$4,797,434

Portfolio turnover rate(e)	5	%(c)	6%	3%	3%	3%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Italy ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)	Year Ended 08/31/14 (a)

Net asset value, beginning of period	$27.18		$30.21	$22.60	$29.50	$32.03	$26.12

Net investment income(b)	0.20		0.82	0.57	0.66	0.70	0.82
Net realized and unrealized gain (loss)(c)	0.13		(2.86)	7.76	(6.82)	(2.49)	5.77

Net increase (decrease) from investment operations	0.33		(2.04)	8.33	(6.16)	(1.79)	6.59

Distributions
From net investment income	(0.32)		(0.99)	(0.72)	(0.72)	(0.74)	(0.68)
Return of capital	—		—	—	(0.02)	—	—

Total distributions	(0.32)		(0.99)	(0.72)	(0.74)	(0.74)	(0.68)

Net asset value, end of period	$27.19		$27.18	$30.21	$22.60	$29.50	$32.03

Total Return
Based on net asset value	1.32	%(d)	(6.98)%	37.37%	(20.97)%	(5.66)%	25.20%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	1.54	%(e)	2.64%	2.59%	2.54%	2.34%	2.49%

Supplemental Data
Net assets, end of period (000)	$205,990		$405,625	$840,630	$461,031	$1,077,437	$1,556,860

Portfolio turnover rate(f)	5	%(d)	10%	18%	16%	22%	24%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$29.85		$33.63	$26.49	$31.96	$40.61	$30.44

Net investment income(a)	0.45		0.99	0.94	1.00	1.32	1.80
Net realized and unrealized gain (loss)(b)	(0.62)		(3.72)	7.19	(5.40)	(8.35)	9.53

Net increase (decrease) from investment operations	(0.17)		(2.73)	8.13	(4.40)	(7.03)	11.33

Distributions
From net investment income	(0.52)		(1.05)	(0.99)	(1.07)	(1.62)	(1.16)

Total distributions	(0.52)		(1.05)	(0.99)	(1.07)	(1.62)	(1.16)

Net asset value, end of period	$29.16		$29.85	$33.63	$26.49	$31.96	$40.61

Total Return
Based on net asset value	(0.44	)%(c)	(8.28)%	31.48%	(13.82)%	(17.63)%	37.39%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	3.22	%(d)	3.02%	3.10%	3.53%	3.70%	4.48%

Supplemental Data
Net assets, end of period (000)	$815,615		$875,442	$1,528,533	$599,944	$1,666,091	$2,473,038

Portfolio turnover rate(e)	6	%(c)	21%	16%	9%	15%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$34.91		$34.27	$30.22	$31.90	$33.64	$29.36

Net investment income (loss)(a)	(0.05)		0.66	0.69	0.81	0.83	0.80
Net realized and unrealized gain (loss)(b)	(0.17)		0.79	4.11	(1.70)	(1.77)	4.27

Net increase (decrease) from investment operations	(0.22)		1.45	4.80	(0.89)	(0.94)	5.07

Distributions
From net investment income	—		(0.81)	(0.75)	(0.79)	(0.80)	(0.79)

Total distributions	—		(0.81)	(0.75)	(0.79)	(0.80)	(0.79)

Net asset value, end of period	$34.69		$34.91	$34.27	$30.22	$31.90	$33.64

Total Return
Based on net asset value	(0.63	)%(c)	4.43%	15.90%	(2.76)%	(2.92)%	17.21%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income (loss)	(0.32	)%(d)	1.91%	2.18%	2.68%	2.49%	2.41%

Supplemental Data
Net assets, end of period (000)	$901,945		$1,034,086	$1,259,258	$1,091,735	$1,200,164	$1,072,157

Portfolio turnover rate(e)	5	%(c)	9%	13%	6%	7%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Eurozone
Goldman Sachs & Co.	$4,193,816	$4,193,816		$—	$—
Jefferies LLC	2,831,581	2,831,581		—	—
JPMorgan Securities LLC	11,643,966	11,643,966		—	—
Morgan Stanley & Co. LLC	25,582,330	25,582,330		—	—
State Street Bank & Trust Company	667,568	667,568		—	—

	$44,919,261	$44,919,261		$—	$—

MSCI Germany
Goldman Sachs & Co.	$35,074,541	$35,074,541		$—	$—
Merrill Lynch, Pierce, Fenner & Smith	585,585	585,585		—	—
Morgan Stanley & Co. LLC	6,788,965	6,788,965		—	—

	$42,449,091	$42,449,091		$—	$—

MSCI Italy
Goldman Sachs & Co.	$5,000,011	$5,000,011		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$85,859
MSCI Germany	46,699
MSCI Italy	2,487
MSCI Spain	5,388
MSCI Switzerland	3,377

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$ 19,169,172	$ 10,253,551
MSCI Germany	5,780,153	2,576,917
MSCI Italy	4,249,948	2,502,739
MSCI Spain	9,975,321	7,641,630
MSCI Switzerland	18,703,042	22,253,944

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$ 195,315,813	$ 229,161,356
MSCI Germany	138,423,504	141,868,761
MSCI Italy	14,062,273	16,403,777
MSCI Spain	50,846,472	57,944,630
MSCI Switzerland	45,560,930	53,614,890

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$ —	$ 2,420,916,264
MSCI Germany	53,714,876	720,807,182
MSCI Italy	124,112,073	316,154,511
MSCI Spain	283,911,296	328,756,593
MSCI Switzerland	120,995,009	229,774,879

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI Eurozone	$390,879,862	$30,230,739	$421,110,601
MSCI Germany	113,101,718	32,215,954	145,317,672
MSCI Italy	183,331,855	9,459,662	192,791,517
MSCI Spain	145,451,894	8,619,903	154,071,797
MSCI Switzerland	37,199,053	6,955,758	44,154,811

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$7,644,073,511	$365,776,330	$(1,591,212,358)	$(1,225,436,028)
MSCI Germany	3,051,903,410	170,128,723	(841,652,879)	(671,524,156)
MSCI Italy	261,840,891	6,662,909	(57,631,473)	(50,968,564)
MSCI Spain	1,080,574,486	17,191,607	(281,753,853)	(264,562,246)
MSCI Switzerland	932,405,398	55,242,761	(94,637,783)	(39,395,022)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
MSCI Eurozone
Shares sold	—	$—	68,400,000	$2,997,558,675
Shares redeemed	(65,700,000)	(2,452,032,229)	(155,400,000)	(6,673,014,158)

Net decrease	(65,700,000)	$(2,452,032,229)	(87,000,000)	$(3,675,455,483)

MSCI Germany
Shares sold	2,100,000	$54,329,586	13,200,000	$424,091,640
Shares redeemed	(26,400,000)	(728,585,865)	(59,400,000)	(1,925,166,681)

Net decrease	(24,300,000)	$(674,256,279)	(46,200,000)	$(1,501,075,041)

MSCI Italy
Shares sold	5,025,000	$128,408,189	3,675,000	$113,455,292
Shares redeemed	(12,375,000)	(322,500,074)	(16,575,000)	(509,638,308)

Net decrease	(7,350,000)	$(194,091,885)	(12,900,000)	$(396,183,016)

MSCI Spain
Shares sold	11,175,000	$320,272,725	19,125,000	$614,707,341
Shares redeemed	(12,525,000)	(350,790,831)	(35,250,000)	(1,129,819,049)

Net decrease	(1,350,000)	$(30,518,106)	(16,125,000)	$(515,111,708)

MSCI Switzerland
Shares sold	3,750,000	$125,327,851	8,625,000	$295,601,568
Shares redeemed	(7,375,000)	(240,140,209)	(15,750,000)	(541,911,664)

Net decrease	(3,625,000)	$(114,812,358)	(7,125,000)	$(246,310,096)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company ,the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Foreign withholding tax claims and associated payable amounts are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the

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Notes to Financial Statements  (unaudited) (continued)

event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Eurozone	$344,359,197
MSCI Germany	97,497,098
MSCI Italy	17,400,893
MSCI Spain	31,909,333
MSCI Switzerland	22,803,569

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Eurozone	$23,152,634
MSCI Germany	(489,869)
MSCI Italy	2,341,634
MSCI Spain	9,976,406
MSCI Switzerland	(455,027)

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Eurozone(a)	$0.183003	$—	$0.009456	$0.192459	95%	—%	5%	100%
MSCI Spain(a)	0.392342	—	0.127260	0.519602	76	—	24	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	47

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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      For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶  iShares MSCI Hong Kong ETF | EWH | NYSE Arca

▶  iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca

▶  iShares MSCI Malaysia ETF | EWM | NYSE Arca

▶  iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca

▶  iShares MSCI Singapore ETF | EWS | NYSE Arca

▶  iShares MSCI Taiwan ETF | EWT | NYSE Arca

▶  iShares MSCI Thailand ETF | THD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI Hong Kong ETF

Investment Objective

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.30%	3.24%	8.53%	13.58%	3.24%	50.58%	257.21%
Fund Market	8.26	3.79	8.56	13.77	3.79	50.77	263.45
Index	8.62	3.80	9.13	14.22	3.80	54.81	277.79

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,083.00	$2.53		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	35.4%
Real Estate	26.4
Industrials	11.8
Consumer Discretionary	10.8
Utilities	10.6
Consumer Staples	2.0
Communication Services	1.6
Other (each representing less than 1%)	1.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
AIA Group Ltd.	21.8%
Hong Kong Exchanges & Clearing Ltd.	6.6
CK Hutchison Holdings Ltd.	5.2
Sun Hung Kai Properties Ltd.	4.8
Link REIT	4.3
CK Asset Holdings Ltd.	3.9
Hong Kong & China Gas Co. Ltd.	3.9
CLP Holdings Ltd.	3.5
Hang Seng Bank Ltd.	3.4
Galaxy Entertainment Group Ltd.	3.1

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI Japan Small-Cap ETF

Investment Objective

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(8.16)%	(13.38)%	7.95%	10.46%	(13.38)%	46.62%	170.35%
Fund Market	(7.64)	(12.40)	7.78	10.83	(12.40)	45.46	179.65
Index	(8.00)	(12.99)	8.29	10.88	(12.99)	48.94	180.89

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$918.40	$2.33		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	24.7%
Consumer Discretionary	15.2
Information Technology	11.6
Real Estate	11.2
Consumer Staples	9.6
Materials	9.2
Financials	6.9
Health Care	6.7
Communication Services	3.2
Utilities	1.1
Energy	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sojitz Corp.	0.7%
PeptiDream Inc.	0.6
Orix JREIT Inc.	0.6
Advantest Corp.	0.6
GLP J-REIT	0.5
Nihon M&A Center Inc.	0.5
Japan Hotel REIT Investment Corp.	0.5
Haseko Corp.	0.5
Advance Residence Investment Corp.	0.5
TIS Inc.	0.5

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Malaysia ETF

Investment Objective

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.42)%	(8.99)%	(3.47)%	7.84%	(8.99)%	(16.20)%	112.78%
Fund Market	(4.40)	(9.29)	(3.64)	7.71	(9.29)	(16.94)	110.12
Index	(4.32)	(8.70)	(3.25)	8.26	(8.70)	(15.24)	121.18

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$955.80	$2.38		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	35.3%
Consumer Staples	13.6
Utilities	11.8
Industrials	9.2
Communication Services	8.5
Materials	5.7
Consumer Discretionary	5.3
Health Care	5.2
Energy	3.5
Real Estate	1.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Public Bank Bhd	14.8%
Tenaga Nasional Bhd	8.6
Malayan Banking Bhd	7.5
CIMB Group Holdings Bhd	5.7
Petronas Chemicals Group Bhd	4.5
Genting Bhd	3.2
DiGi.Com Bhd	2.9
Hong Leong Bank Bhd	2.8
Maxis Bhd	2.6
IHH Healthcare Bhd	2.6

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares MSCI Pacific ex Japan ETF

Investment Objective

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.49%	(1.11)%	3.74%	12.24%	(1.11)%	20.16%	217.44%
Fund Market	1.51	(0.25)	3.70	12.42	(0.25)	19.95	222.54
Index	1.73	(0.67)	4.18	12.73	(0.67)	22.69	231.38

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,014.90	$2.40		$1,000.00	$1,022.40	$2.41		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	37.8%
Real Estate	14.2
Materials	10.5
Industrials	9.0
Consumer Discretionary	6.9
Health Care	5.6
Utilities	4.8
Consumer Staples	4.1
Energy	3.6
Communication Services	2.8
Information Technology	0.7

(a)	Excludes money market funds.

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
Australia	55.2%
Hong Kong	32.4
Singapore	10.5
New Zealand	1.9

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Singapore ETF

Investment Objective

The iShares MSCI Singapore ETF (the “Fund”) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.60%	(8.99)%	2.16%	11.34%	(8.99)%	11.27%	192.81%
Fund Market	0.67	(8.51)	2.21	11.44	(8.51)	11.55	195.29
Index	0.93	(8.39)	2.58	11.75	(8.39)	13.59	203.77

Index performance through November 30, 2016 reflects the performance of the MSCI Singapore Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Singapore 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,006.00	$2.44		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	47.5%
Industrials	18.7
Real Estate	14.8
Communication Services	6.8
Consumer Discretionary	5.1
Consumer Staples	4.5
Information Technology	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
DBS Group Holdings Ltd.	17.5%
Oversea-Chinese Banking Corp. Ltd.	13.6
United Overseas Bank Ltd.	13.1
Singapore Telecommunications Ltd.	4.6
Keppel Corp. Ltd.	4.2
Ascendas REIT	3.7
Singapore Exchange Ltd.	3.2
Wilmar International Ltd.	3.1
Genting Singapore Ltd.	3.1
Singapore Technologies Engineering Ltd.	3.1

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® MSCI Taiwan ETF

Investment Objective

The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.75)%	(6.87)%	6.66%	12.01%	(6.87)%	38.04%	210.91%
Fund Market	(9.56)	(6.53)	6.17	12.04	(6.53)	34.89	211.65
Index	(7.56)	(6.45)	7.36	12.67	(6.45)	42.61	229.63

Index performance through November 30, 2016 reflects the performance of the MSCI Taiwan Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Taiwan 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$922.50	$2.81		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	53.1%
Financials	19.3
Materials	10.7
Consumer Discretionary	4.5
Communication Services	4.3
Consumer Staples	3.5
Industrials	2.8
Other (each representing less than 1%)	1.8

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	22.7%
Hon Hai Precision Industry Co. Ltd.	5.4
Formosa Plastics Corp.	2.7
Largan Precision Co. Ltd.	2.6
MediaTek Inc.	2.5
Chunghwa Telecom Co. Ltd.	2.4
Nan Ya Plastics Corp.	2.3
Cathay Financial Holding Co. Ltd.	2.2
CTBC Financial Holding Co. Ltd.	2.2
Formosa Chemicals & Fibre Corp.	2.1

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Thailand ETF

Investment Objective

The iShares MSCI Thailand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.02%	(8.34)%	8.30%	18.28%	(8.34)%	48.96%	436.12%
Fund Market	(0.06)	(8.56)	8.20	18.25	(8.56)	48.27	434.73
Index	0.15	(8.19)	8.56	18.66	(8.19)	50.80	453.30

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,000.20	$2.93		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Energy	20.1%
Financials	18.6
Consumer Staples	12.8
Industrials	10.9
Materials	9.6
Communication Services	6.7
Real Estate	6.2
Consumer Discretionary	5.4
Health Care	4.7
Utilities	3.3
Information Technology	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
PTT PCL	10.7%
CP ALL PCL	8.2
Airports of Thailand PCL	6.1
Kasikornbank PCL	4.9
Siam Commercial Bank PCL (The)	4.5
Advanced Info Service PCL	4.0
Siam Cement PCL (The)	3.8
PTT Exploration & Production PCL	3.7
PTT Global Chemical PCL	3.4
Kasikornbank PCL	2.6

F U N D S U M M A R Y	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.5%
Minth Group Ltd.(a)	4,282,000	$16,964,789

Banks — 7.0%
Bank of East Asia Ltd. (The)	7,207,210	25,111,110
BOC Hong Kong Holdings Ltd.	20,673,500	86,383,195
Hang Seng Bank Ltd.	4,257,300	105,486,108

		216,980,413

Biotechnology — 0.8%
BeiGene Ltd., ADR(b)	185,382	25,406,603

Capital Markets — 6.6%
Hong Kong Exchanges & Clearing Ltd.	5,912,300	203,810,082

Diversified Telecommunication Services — 1.5%
HKT Trust & HKT Ltd.	21,281,500	33,237,941
PCCW Ltd.	24,341,169	14,636,082

		47,874,023

Electric Utilities — 6.7%
CK Infrastructure Holdings Ltd.	3,690,500	30,770,622
CLP Holdings Ltd.	9,105,700	107,879,194
HK Electric Investments & HK Electric Investments Ltd.	14,987,000	15,617,425
Power Assets Holdings Ltd.	7,710,000	53,529,389

		207,796,630

Equity Real Estate Investment Trusts (REITs) — 4.3%
Link REIT	11,758,500	132,941,842

Food & Staples Retailing — 0.6%
Dairy Farm International Holdings Ltd.	1,954,700	17,475,018

Food Products — 1.4%
WH Group Ltd.(c)	49,526,000	43,975,161

Gas Utilities — 3.9%
Hong Kong & China Gas Co. Ltd.	51,415,182	119,076,665

Hotels, Restaurants & Leisure — 8.1%
Galaxy Entertainment Group Ltd.	13,249,000	94,095,614
Melco Resorts & Entertainment Ltd., ADR	1,396,819	32,182,710
MGM China Holdings Ltd.(a)	5,447,088	11,449,585
Sands China Ltd.	13,449,600	67,164,045
Shangri-La Asia Ltd.	7,162,000	10,182,160
SJM Holdings Ltd.	11,256,000	12,690,209
Wynn Macau Ltd.	8,734,800	21,587,189

		249,351,512

Household Durables — 1.7%
Techtronic Industries Co. Ltd.	7,707,647	51,500,176

Industrial Conglomerates — 10.2%
CK Hutchison Holdings Ltd.	15,005,767	159,715,131
Jardine Matheson Holdings Ltd.	1,223,800	83,903,728
Jardine Strategic Holdings Ltd.	1,234,700	48,770,650
NWS Holdings Ltd.	8,734,000	21,140,156

		313,529,665

Insurance — 21.7%
AIA Group Ltd.	66,949,200	669,509,058

Security	Shares	Value

Real Estate Management & Development — 22.0%
CK Asset Holdings Ltd.	14,401,267	$119,524,388
Hang Lung Group Ltd.	4,941,000	15,515,765
Hang Lung Properties Ltd.	11,273,000	26,625,063
Henderson Land Development Co. Ltd.	7,370,148	41,686,995
Hongkong Land Holdings Ltd.	6,487,100	46,512,507
Hysan Development Co. Ltd.	3,476,000	18,354,633
Kerry Properties Ltd.	3,663,500	15,307,753
New World Development Co. Ltd.	34,302,066	54,797,308
Sino Land Co. Ltd.	18,444,000	34,351,357
Sun Hung Kai Properties Ltd.	8,862,000	146,762,975
Swire Pacific Ltd., Class A	2,752,500	32,732,792
Swire Properties Ltd.	6,483,000	26,015,249
Wharf Holdings Ltd. (The)	6,828,150	21,354,822
Wharf Real Estate Investment Co. Ltd.	6,741,150	47,361,006
Wheelock & Co. Ltd.	4,600,357	31,148,434

		678,051,047

Road & Rail — 1.6%
MTR Corp. Ltd.	8,561,083	49,186,584

Semiconductors & Semiconductor Equipment — 0.6%
ASM Pacific Technology Ltd.	1,738,400	18,414,222

Textiles, Apparel & Luxury Goods — 0.5%
Yue Yuen Industrial Holdings Ltd.	4,289,500	14,426,202

Total Common Stocks — 99.7% (Cost: $2,795,447,522)		3,076,269,692

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	4,963,202	4,965,187
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	1,319,843	1,319,843

		6,285,030

Total Short-Term Investments — 0.2% (Cost: $6,284,700)		6,285,030

Total Investments in Securities — 99.9% (Cost: $2,801,732,222)		3,082,554,722

Other Assets, Less Liabilities — 0.1%		1,891,477

Net Assets — 100.0%		$3,084,446,199

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	18,423,432	(13,460,230)	4,963,202	$4,965,187	$26,762	(b)	$685		$(426)
BlackRock Cash Funds: Treasury, SL Agency Shares	663,373	656,470	1,319,843	1,319,843	30,012		—		—

				$6,285,030	$56,774		$685		$(426)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	34	03/28/19	$6,208	$(44,797)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$44,797

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(245,092)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$167,450

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,149,283

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Hong Kong ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,076,269,692	$—	$—	$3,076,269,692
Money Market Funds	6,285,030	—	—	6,285,030

	$3,082,554,722	$—	$—	$3,082,554,722

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(44,797)	$—	$—	$(44,797)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Jamco Corp.(a)	2,100	$46,878

Air Freight & Logistics — 0.3%
Kintetsu World Express Inc.	8,400	133,108
Konoike Transport Co. Ltd.	6,300	101,416
Maruwa Unyu Kikan Co. Ltd.	2,100	71,119
Mitsui-Soko Holdings Co. Ltd.(b)	4,200	71,535
SBS Holdings Inc.	4,200	68,780

		445,958

Auto Components — 3.3%
Aisan Industry Co. Ltd.	6,300	42,785
Akebono Brake Industry Co. Ltd.(b)	18,900	28,184
Daido Metal Co. Ltd.	6,300	44,313
Daikyonishikawa Corp.	8,400	93,493
Eagle Industry Co. Ltd.	4,200	49,765
Exedy Corp.	6,300	150,256
FCC Co. Ltd.	6,300	145,842
Futaba Industrial Co. Ltd.	10,500	56,688
G-Tekt Corp.	4,200	64,781
Ichikoh Industries Ltd.	6,300	37,295
Kasai Kogyo Co. Ltd.	4,200	34,824
Keihin Corp.	8,400	147,671
KYB Corp.	4,200	110,659
Mitsuba Corp.	6,300	39,276
Musashi Seimitsu Industry Co. Ltd.	8,400	119,677
NHK Spring Co. Ltd.	39,900	371,688
Nifco Inc./Japan	16,800	427,093
Nihon Tokushu Toryo Co. Ltd.	2,100	25,486
Nippon Seiki Co. Ltd.	10,500	193,550
Nissin Kogyo Co. Ltd.	8,400	118,318
NOK Corp.	18,900	304,587
Pacific Industrial Co. Ltd.	8,400	127,901
Piolax Inc.	6,300	131,071
Press Kogyo Co. Ltd.	18,900	104,076
Riken Corp.	2,100	99,227
Sanden Holdings Corp.(b)	4,200	30,523
Shoei Co. Ltd.	2,100	76,684
Showa Corp.	10,500	146,200
Sumitomo Riko Co. Ltd.	8,400	76,741
Tachi-S Co. Ltd.	6,300	93,323
Taiho Kogyo Co. Ltd.	4,200	37,654
Tokai Rika Co. Ltd.	10,500	192,135
Topre Corp.	6,300	136,843
Toyo Tire Corp.	22,400	285,131
Toyota Boshoku Corp.	12,600	207,472
TPR Co. Ltd.	4,200	92,285
TS Tech Co. Ltd.	8,400	244,862
Unipres Corp.	8,400	149,709
Yorozu Corp.	4,200	60,291

		4,898,359

Automobiles — 0.1%
Nissan Shatai Co. Ltd.	12,600	112,395

Banks — 4.5%
77 Bank Ltd. (The)	10,500	168,366
Aichi Bank Ltd. (The)	2,100	63,196
Akita Bank Ltd. (The)	2,100	42,389
Aomori Bank Ltd. (The)	4,200	110,697

Security	Shares	Value

Banks (continued)
Awa Bank Ltd. (The)	6,300	$163,782
Bank of Iwate Ltd. (The)	4,200	121,488
Bank of Nagoya Ltd. (The)	2,100	66,214
Bank of Okinawa Ltd. (The)	4,200	129,599
Bank of Saga Ltd. (The)	2,100	34,164
Bank of the Ryukyus Ltd.	8,400	92,889
Chiba Kogyo Bank Ltd. (The)	8,400	24,977
Chugoku Bank Ltd. (The)	31,500	294,853
Chukyo Bank Ltd. (The)	2,100	41,691
Daishi Hokuetsu Financial Group Inc.	8,400	259,953
Ehime Bank Ltd. (The)	6,300	63,611
Eighteenth Bank Ltd. (The)	2,100	50,312
Gunma Bank Ltd. (The)	67,200	283,119
Hachijuni Bank Ltd. (The)	73,500	305,700
Hiroshima Bank Ltd. (The)	48,300	269,008
Hokkoku Bank Ltd. (The)	4,200	131,674
Hokuhoku Financial Group Inc.	23,100	252,955
Hyakugo Bank Ltd. (The)	42,000	143,748
Hyakujushi Bank Ltd. (The)	4,200	92,134
Iyo Bank Ltd. (The)	48,300	266,405
Jimoto Holdings Inc.	33,600	38,635
Juroku Bank Ltd. (The)	6,300	131,920
Kansai Mirai Financial Group Inc.(b)	18,974	140,447
Keiyo Bank Ltd. (The)	18,900	117,488
Kiyo Bank Ltd. (The)	12,600	175,667
Kyushu Financial Group Inc.	69,300	281,383
Miyazaki Bank Ltd. (The)	2,100	51,632
Musashino Bank Ltd. (The)	6,300	131,750
Nanto Bank Ltd. (The)	6,300	121,110
Nishi-Nippon Financial Holdings Inc.	27,300	242,541
North Pacific Bank Ltd.	56,700	156,368
Ogaki Kyoritsu Bank Ltd. (The)	6,300	127,449
Oita Bank Ltd. (The)	2,100	64,894
San ju San Financial Group Inc.	4,200	60,366
San-in Godo Bank Ltd. (The)	29,400	212,603
Senshu Ikeda Holdings Inc.	50,400	134,014
Shiga Bank Ltd. (The)	8,400	196,870
Shikoku Bank Ltd. (The)	6,300	58,688
Suruga Bank Ltd.(a)	33,600	162,084
Tochigi Bank Ltd. (The)	16,800	35,314
Toho Bank Ltd. (The)	39,900	110,395
Tokyo Kiraboshi Financial Group Inc.	4,230	61,748
TOMONY Holdings Inc.	29,400	109,339
Towa Bank Ltd. (The)	6,300	40,181
Yamagata Bank Ltd. (The)	4,200	75,383
Yamanashi Chuo Bank Ltd. (The)	4,200	53,349

		6,564,542

Beverages — 0.7%
Ito En Ltd.	10,500	475,386
Sapporo Holdings Ltd.	12,600	274,932
Takara Holdings Inc.	31,500	356,540

		1,106,858

Biotechnology —1.0%
GNI Group Ltd.(b)	2,299	63,712
HEALIOS KK(a)(b)	4,200	71,798
Japan Tissue Engineering Co. Ltd.(a)(b)	2,100	20,487
PeptiDream Inc.(a)(b)	18,900	898,140
SanBio Co. Ltd.(a)(b)	5,200	127,104

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Takara Bio Inc.	10,500	$240,240

		1,421,481

Building Products — 1.7%
Aica Kogyo Co. Ltd.	10,500	365,500
Bunka Shutter Co. Ltd.	10,500	78,382
Central Glass Co. Ltd.	8,400	196,946
Maeda Kosen Co. Ltd.	4,200	105,981
Nichias Corp.	11,500	226,963
Nichiha Corp.	6,300	178,553
Nippon Sheet Glass Co. Ltd.	18,900	156,708
Nitto Boseki Co. Ltd.	4,400	77,589
Noritz Corp.	6,300	92,927
Okabe Co. Ltd.	8,400	73,722
Sankyo Tateyama Inc.	4,200	55,198
Sanwa Holdings Corp.	39,900	462,728
Sekisui Jushi Corp.	6,300	118,507
Sinko Industries Ltd.	4,200	59,197
Takara Standard Co. Ltd.	6,300	97,454
Takasago Thermal Engineering Co. Ltd.	10,500	171,478

		2,517,833

Capital Markets — 1.0%
GMO Financial Holdings Inc.	10,500	65,271
Ichiyoshi Securities Co. Ltd.	8,400	66,630
Jafco Co. Ltd.	6,300	220,715
kabu.com Securities Co. Ltd.	27,300	137,579
Kyokuto Securities Co. Ltd.	4,200	44,784
M&A Capital Partners Co. Ltd.(a)(b)	2,100	96,398
Marusan Securities Co. Ltd.	10,500	78,382
Matsui Securities Co. Ltd.	23,100	250,672
Monex Group Inc.(a)	35,700	136,617
Okasan Securities Group Inc.	23,100	100,850
SPARX Group Co. Ltd.	18,900	35,654
Strike Co. Ltd.	2,100	42,407
Tokai Tokyo Financial Holdings Inc.	44,100	190,551
Uzabase Inc.(b)	2,100	49,576

		1,516,086

Chemicals — 5.8%
Achilles Corp.	4,200	76,100
ADEKA Corp.	16,800	250,068
C.I. Takiron Corp.	4,200	23,769
Chugoku Marine Paints Ltd.	12,600	114,432
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,100	59,329
Denka Co. Ltd.	16,800	506,324
DIC Corp.	14,700	467,463
Fujimi Inc.	4,200	89,607
Fujimori Kogyo Co. Ltd.	2,100	57,348
Fuso Chemical Co. Ltd.	4,200	79,307
Hodogaya Chemical Co. Ltd.	2,100	64,422
Ishihara Sangyo Kaisha Ltd.(b)	6,300	66,611
JCU Corp.	4,200	66,441
JSP Corp.	2,100	48,293
Kanto Denka Kogyo Co. Ltd.	8,400	64,970
KH Neochem Co. Ltd.	6,300	161,858
Koatsu Gas Kogyo Co. Ltd.	6,300	47,708
Konishi Co. Ltd.	6,300	91,908
Kumiai Chemical Industry Co. Ltd.	18,949	121,878
Kureha Corp.	4,200	258,821
Lintec Corp.	10,500	237,976
Nihon Nohyaku Co. Ltd.	8,400	36,522

Security	Shares	Value

Chemicals (continued)
Nihon Parkerizing Co. Ltd.	18,900	$249,748
Nippon Kayaku Co. Ltd.	27,300	332,299
Nippon Shokubai Co. Ltd.	6,300	429,545
Nippon Soda Co. Ltd.	4,200	108,924
NOF Corp.	14,700	506,418
Okamoto Industries Inc.	2,100	109,792
Osaka Soda Co. Ltd.	2,100	52,293
Sakai Chemical Industry Co. Ltd.	2,100	45,614
Sakata INX Corp.	8,400	88,814
Sanyo Chemical Industries Ltd.	2,100	102,434
Sekisui Plastics Co. Ltd.	4,200	36,748
Shikoku Chemicals Corp.	6,300	73,232
Shin-Etsu Polymer Co. Ltd.	8,400	64,441
Stella Chemifa Corp.(a)	2,100	62,536
Sumitomo Bakelite Co. Ltd.	6,300	237,410
Sumitomo Seika Chemicals Co. Ltd.	2,100	80,740
T. Hasegawa Co. Ltd.	6,300	97,284
Taiyo Holdings Co. Ltd.	4,200	142,427
Takasago International Corp.	2,100	68,195
Tanaka Chemical Corp.(b)	2,100	17,167
Tayca Corp.	2,100	40,182
Tenma Corp.	4,200	76,930
Toagosei Co. Ltd.	21,000	229,581
Tokai Carbon Co. Ltd.(a)	39,900	553,410
Tokuyama Corp.	12,600	316,019
Tokyo Ohka Kogyo Co. Ltd.	6,300	182,797
Toyo Ink SC Holdings Co. Ltd.	6,300	147,483
Toyobo Co. Ltd.	16,800	238,297
Ube Industries Ltd.	21,000	476,141
Valqua Ltd.	2,100	43,238
W-Scope Corp.(a)	6,300	81,155
Zeon Corp.	29,400	300,022

		8,582,471

Commercial Services & Supplies — 1.7%
Aeon Delight Co. Ltd.	4,200	156,198
Bell System24 Holdings Inc.	6,300	83,249
Central Security Patrols Co. Ltd.	2,100	80,646
Daiseki Co. Ltd.	8,460	208,992
Duskin Co. Ltd.	8,400	208,415
Itoki Corp.	6,300	32,372
Japan Elevator Service Holdings Co. Ltd.(a)	4,200	79,156
Kokuyo Co. Ltd.	16,800	247,503
Matsuda Sangyo Co. Ltd.	2,160	28,290
Mitsubishi Pencil Co. Ltd.(a)	6,300	127,166
Nichiban Co. Ltd.	2,100	42,634
Nippon Kanzai Co. Ltd.	4,200	73,043
Nippon Parking Development Co. Ltd.	39,900	56,631
Okamura Corp.	12,600	148,502
Oyo Corp.	4,200	44,822
Pilot Corp.	6,300	288,627
Prestige International Inc.	10,500	122,525
Raksul Inc.(a)(b)	4,200	145,446
Relia Inc.	8,400	73,345
Sato Holdings Corp.	4,200	101,831
Toppan Forms Co. Ltd.	10,500	90,927
Tosho Printing Co. Ltd.	4,200	37,352

		2,477,672

Communications Equipment — 0.1%
Denki Kogyo Co. Ltd.	2,100	55,292

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Icom Inc.	2,100	$43,615

		98,907

Construction & Engineering — 5.1%
Chiyoda Corp.(a)	35,700	99,095
Chudenko Corp.	6,300	131,127
COMSYS Holdings Corp.	25,200	673,237
Dai-Dan Co. Ltd.	2,100	45,690
Daiho Corp.	4,200	122,054
Fudo Tetra Corp.	4,220	62,474
Fukuda Corp.	2,100	82,061
Hazama Ando Corp.	37,800	266,556
Hibiya Engineering Ltd.	4,200	71,119
Kandenko Co. Ltd.	18,900	169,102
Kinden Corp.	27,300	442,902
Kumagai Gumi Co. Ltd.	6,300	200,058
Kyowa Exeo Corp.	21,000	566,879
Kyudenko Corp.	8,400	287,496
Maeda Corp.	29,400	311,114
Maeda Road Construction Co. Ltd.	12,600	246,861
Mirait Holdings Corp.(a)	15,100	235,751
Nippo Corp.	11,100	215,977
Nippon Densetsu Kogyo Co. Ltd.	6,300	129,543
Nippon Koei Co. Ltd.	2,100	46,105
Nippon Road Co. Ltd. (The)	2,100	125,638
Nishimatsu Construction Co. Ltd.	10,700	249,045
Okumura Corp.	6,300	197,512
OSJB Holdings Corp.(a)	25,200	66,328
Penta-Ocean Construction Co. Ltd.	56,700	285,741
Raito Kogyo Co. Ltd.	8,400	115,828
Sanki Engineering Co. Ltd.	8,400	91,304
Shinnihon Corp.	6,300	59,480
SHO-BOND Holdings Co. Ltd.	4,200	300,701
Sumitomo Densetsu Co. Ltd.	4,200	73,006
Sumitomo Mitsui Construction Co. Ltd.	33,600	221,243
Taihei Dengyo Kaisha Ltd.	2,100	46,916
Taikisha Ltd.	4,200	126,015
Takamatsu Construction Group Co. Ltd.	2,100	51,953
Tekken Corp.	2,100	51,557
Toa Corp./Tokyo	2,100	29,787
Toda Corp.	46,200	293,419
Tokyu Construction Co. Ltd.	16,840	143,561
Toshiba Plant Systems & Services Corp.	10,500	190,343
Totetsu Kogyo Co. Ltd.	4,200	114,508
Toyo Construction Co. Ltd.	14,700	60,348
Toyo Engineering Corp.(a)(b)	6,300	40,917
Yahagi Construction Co. Ltd.	6,300	44,086
Yokogawa Bridge Holdings Corp.	6,300	117,375
Yurtec Corp.	6,300	50,764

		7,552,576

Construction Materials — 0.2%
Sumitomo Osaka Cement Co. Ltd.	8,400	345,221

Consumer Finance — 0.4%
Aiful Corp.(b)	67,200	180,496
Hitachi Capital Corp.	10,500	248,823
J Trust Co. Ltd.(a)	12,600	49,010
Jaccs Co. Ltd.	4,200	72,402
Orient Corp.(a)	92,400	101,265

		651,996

Security	Shares	Value

Containers & Packaging — 0.7%
FP Corp.	4,200	$256,558
Fuji Seal International Inc.	8,400	314,660
Pack Corp. (The)	2,100	60,838
Rengo Co. Ltd.	37,800	328,017

		960,073

Distributors — 0.5%
Arata Corp.	2,100	80,080
Canon Marketing Japan Inc.	10,500	197,512
Chori Co. Ltd.	2,100	29,033
Doshisha Co. Ltd.	4,200	67,610
PALTAC Corp.	6,300	324,847

		699,082

Diversified Consumer Services — 0.1%
Meiko Network Japan Co. Ltd.	4,200	35,692
Riso Kyoiku Co. Ltd.	21,000	96,398
Studio Alice Co. Ltd.	2,100	43,105

		175,195

Diversified Financial Services — 0.8%
eGuarantee Inc.	4,200	41,200
Financial Products Group Co. Ltd.	12,600	121,337
Fuyo General Lease Co. Ltd.	4,200	221,470
IBJ Leasing Co. Ltd.	6,300	155,236
Japan Investment Adviser Co. Ltd.(a)	2,100	60,461
Japan Securities Finance Co. Ltd.	18,900	105,094
NEC Capital Solutions Ltd.	2,100	32,013
Ricoh Leasing Co. Ltd.	2,100	64,611
Zenkoku Hosho Co. Ltd.	10,500	386,251

		1,187,673

Diversified Telecommunication Services — 0.2%
Internet Initiative Japan Inc.	6,300	142,220
Vision Inc./Tokyo Japan(b)	2,100	85,928

		228,148

Electric Utilities — 0.7%
Hokkaido Electric Power Co. Inc.	35,700	227,695
Hokuriku Electric Power Co.(b)	35,700	303,380
Okinawa Electric Power Co. Inc. (The)	8,412	155,061
Shikoku Electric Power Co. Inc.	29,400	370,537

		1,056,673

Electrical Equipment — 1.7%
Chiyoda Integre Co. Ltd.	2,100	41,427
Cosel Co. Ltd.	4,200	44,256
Daihen Corp.	4,200	98,360
Denyo Co. Ltd.	4,200	54,028
Fujikura Ltd.	48,300	204,359
Furukawa Electric Co. Ltd.	14,700	451,617
Futaba Corp.	6,300	101,189
GS Yuasa Corp.	12,600	252,521
Idec Corp./Japan	6,300	114,489
Mabuchi Motor Co. Ltd.	10,500	361,256
Nippon Carbon Co. Ltd.(a)	2,100	104,887
Nissin Electric Co. Ltd.	10,500	94,700
Nitto Kogyo Corp.	4,200	85,758
Sanyo Denki Co. Ltd.	2,100	76,118
Sinfonia Technology Co. Ltd.	4,200	50,481
Tatsuta Electric Wire and Cable Co. Ltd.	8,400	37,805
Toyo Tanso Co. Ltd.(a)	2,100	42,030
Ushio Inc.	21,000	235,807

		2,451,088

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 4.4%
Ai Holdings Corp.	6,300	$108,264
Amano Corp.	10,500	222,979
Anritsu Corp.	27,300	540,016
Azbil Corp.	25,200	556,428
Canon Electronics Inc.	4,200	68,365
Citizen Watch Co. Ltd.	60,900	346,296
CMK Corp.	8,400	52,292
CONEXIO Corp.	2,100	28,165
Daiwabo Holdings Co. Ltd.	4,200	237,316
Dexerials Corp.	10,500	77,628
Elematec Corp.	2,100	34,050
Enplas Corp.	2,100	56,103
ESPEC Corp.	4,200	78,326
Hioki E.E. Corp.	2,100	82,627
Hochiki Corp.	2,100	21,864
Horiba Ltd.	8,400	425,584
Hosiden Corp.	10,500	84,041
Ibiden Co. Ltd.	23,100	327,866
Iriso Electronics Co. Ltd.	4,200	185,816
Japan Aviation Electronics Industry Ltd.	10,500	136,674
Japan Cash Machine Co. Ltd.	4,200	42,143
Japan Display Inc.(a)(b)	119,700	76,345
Kaga Electronics Co. Ltd.	4,200	80,929
Koa Corp.	4,200	59,725
Macnica Fuji Electronics Holdings Inc.	10,500	147,804
Maruwa Co. Ltd./Aichi	2,100	114,508
Meiko Electronics Co. Ltd.(a)	4,200	67,346
Nichicon Corp.	10,500	93,945
Nippon Ceramic Co. Ltd.(a)	4,200	106,320
Nippon Chemi-Con Corp.	2,100	36,918
Nippon Signal Co. Ltd.	8,400	75,760
Nissha Co. Ltd.(a)	8,400	96,058
Nohmi Bosai Ltd.	4,200	72,289
Ohara Inc.(a)	2,100	32,768
Oki Electric Industry Co. Ltd.	16,800	198,002
Optex Group Co. Ltd.	6,300	109,112
Osaki Electric Co. Ltd.	6,300	40,068
Riken Keiki Co. Ltd.	2,100	41,502
Ryosan Co. Ltd.	4,200	117,526
Ryoyo Electro Corp.	4,200	58,820
Sanshin Electronics Co. Ltd.	2,100	34,428
Siix Corp.(a)	6,300	94,115
Taiyo Yuden Co. Ltd.	25,200	496,213
Tamura Corp.	12,600	67,460
Topcon Corp.	21,000	284,288
UKC Holdings Corp.	2,100	38,899
V Technology Co. Ltd.	900	118,361

		6,472,352

Energy Equipment & Services — 0.2%
Modec Inc.	4,200	113,942
Shinko Plantech Co. Ltd.	8,400	92,587
Toyo Kanetsu KK	2,100	44,011

		250,540

Entertainment — 1.8%
Akatsuki Inc.	2,100	121,299
Amuse Inc.	2,100	45,671
Ateam Inc.	2,100	35,937
Avex Inc.	6,300	82,117
Capcom Co. Ltd.	16,800	336,996

Security	Shares	Value

Entertainment (continued)
COLOPL Inc.	10,500	$65,743
Daiichikosho Co. Ltd.	8,400	415,020
GungHo Online Entertainment Inc.(a)	79,800	230,110
KLab Inc.(a)(b)	6,300	46,237
Koei Tecmo Holdings Co. Ltd.	9,468	169,679
Marvelous Inc.	6,300	50,934
Shochiku Co. Ltd.	2,100	215,056
Square Enix Holdings Co. Ltd.	17,000	500,898
Toei Animation Co. Ltd.	2,100	83,476
Toei Co. Ltd.	1,400	178,961
UUUM Inc.(b)	2,100	110,923

		2,689,057

Equity Real Estate Investment Trusts (REITs) — 9.2%
Activia Properties Inc.	126	525,755
Advance Residence Investment Corp.	252	701,761
AEON REIT Investment Corp.	294	339,901
Comforia Residential REIT Inc.	126	325,753
Daiwa Office Investment Corp.	63	420,490
Frontier Real Estate Investment Corp.	105	433,884
Fukuoka REIT Corp.	147	223,564
Global One Real Estate Investment Corp.	168	190,758
GLP J-REIT	714	745,941
Hankyu Hanshin REIT Inc.	105	136,485
Heiwa Real Estate REIT Inc.	189	209,170
Hoshino Resorts REIT Inc.(a)	42	200,719
Hulic Reit Inc.	231	367,085
Ichigo Office REIT Investment	252	233,166
Industrial & Infrastructure Fund Investment Corp.	294	312,963
Invesco Office J-Reit Inc.	1,785	257,680
Invincible Investment Corp.	1,197	545,166
Japan Excellent Inc.	252	348,390
Japan Hotel REIT Investment Corp.	924	713,004
Japan Logistics Fund Inc.	189	378,951
Japan Rental Housing Investments Inc.	336	265,311
Kenedix Office Investment Corp.	84	560,654
Kenedix Residential Next Investment Corp.	168	273,762
Kenedix Retail REIT Corp.	105	241,277
LaSalle Logiport REIT	231	219,338
MCUBS MidCity Investment Corp.	336	295,796
Mirai Corp.	63	107,471
Mitsubishi Estate Logistics REIT Investment Corp.	42	92,964
Mitsui Fudosan Logistics Park Inc.	63	186,476
Mori Hills REIT Investment Corp.	336	428,904
Mori Trust Hotel Reit Inc.	63	76,911
Mori Trust Sogo REIT Inc.	210	321,074
Nippon Accommodations Fund Inc.	84	418,038
NIPPON REIT Investment Corp.	105	389,081
One REIT Inc.	42	103,340
Orix JREIT Inc.	546	895,613
Premier Investment Corp.	273	325,432
Sekisui House Reit Inc.	756	520,887
Tokyu REIT Inc.	189	281,157

		13,614,072

Food & Staples Retailing — 3.2%
Ain Holdings Inc.	6,300	432,941
Arcs Co. Ltd.	8,400	195,059
Axial Retailing Inc.	2,100	67,063
Belc Co. Ltd.	2,100	96,964
Cawachi Ltd.	2,100	39,521

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
cocokara fine Inc.	4,200	$187,702
Cosmos Pharmaceutical Corp.	2,100	384,837
Create SD Holdings Co. Ltd.	6,300	165,423
Daikokutenbussan Co. Ltd.	2,100	74,704
Genky DrugStores Co. Ltd.(a)	2,100	49,312
Halows Co. Ltd.	2,100	41,351
Heiwado Co. Ltd.	6,300	140,522
Japan Meat Co. Ltd.	2,100	33,541
Kansai Super Market Ltd.	2,100	18,940
Kato Sangyo Co. Ltd.	4,200	139,598
Kobe Bussan Co. Ltd.	6,300	215,056
Kusuri no Aoki Holdings Co. Ltd.(a)	3,200	222,206
Life Corp.	2,100	46,765
Matsumotokiyoshi Holdings Co. Ltd.	16,800	576,500
Ministop Co. Ltd.	2,100	35,843
Mitsubishi Shokuhin Co. Ltd.	2,100	54,613
Nihon Chouzai Co. Ltd.	2,100	75,175
Okuwa Co. Ltd.	4,200	43,011
Qol Holdings Co. Ltd.	4,200	55,575
Retail Partners Co. Ltd.	4,800	44,714
San-A Co. Ltd.	4,200	167,706
Shoei Foods Corp.(a)	2,100	60,838
Sogo Medical Holdings Co. Ltd.	4,200	69,421
Sugi Holdings Co. Ltd.	8,400	364,840
United Super Markets Holdings Inc.	10,500	111,961
Valor Holdings Co. Ltd.	8,400	213,169
Yakuodo Co. Ltd.	2,100	50,406
Yaoko Co. Ltd.	4,200	222,979
Yokohama Reito Co. Ltd.(a)	8,400	69,346

		4,767,602

Food Products — 4.7%
Ariake Japan Co. Ltd.	4,200	221,470
Chubu Shiryo Co. Ltd.	4,200	42,068
DyDo Group Holdings Inc.	2,100	103,944
Ezaki Glico Co. Ltd.	8,400	425,584
Feed One Co. Ltd.	16,800	27,316
Fuji Oil Holdings Inc.	10,500	351,824
Fujicco Co. Ltd.	4,200	85,683
Fujiya Co. Ltd.	2,100	42,521
Hokuto Corp.	4,200	74,817
House Foods Group Inc.	12,600	504,815
Itoham Yonekyu Holdings Inc.	29,400	177,213
J-Oil Mills Inc.	2,100	74,892
Kagome Co. Ltd.	14,700	377,404
Kameda Seika Co. Ltd.	2,100	100,737
Kenko Mayonnaise Co. Ltd.(a)	2,100	42,181
Kewpie Corp.	21,000	479,536
KEY Coffee Inc.	4,200	78,891
Kotobuki Spirits Co. Ltd.	4,200	165,253
Marudai Food Co. Ltd.	4,200	71,534
Maruha Nichiro Corp.	8,400	280,327
Megmilk Snow Brand Co. Ltd.	10,500	256,369
Mitsui Sugar Co. Ltd.	4,200	108,358
Morinaga & Co. Ltd./Japan	8,400	376,536
Morinaga Milk Industry Co. Ltd.	6,300	201,473
Nagatanien Holdings Co. Ltd.	2,100	44,954
Nichirei Corp.	21,200	527,524
Nippon Beet Sugar Manufacturing Co. Ltd.	2,100	35,805
Nippon Flour Mills Co. Ltd.	10,500	178,647
Nippon Suisan Kaisha Ltd.	58,800	385,063

Security	Shares	Value

Food Products (continued)
Nisshin OilliO Group Ltd. (The)	4,200	$130,354
Prima Meat Packers Ltd.	6,300	114,262
Riken Vitamin Co. Ltd.	2,100	68,573
Rock Field Co. Ltd.	4,200	60,329
Rokko Butter Co. Ltd.	2,100	36,993
S Foods Inc.	4,200	162,801
Sakata Seed Corp.	6,300	213,641
Showa Sangyo Co. Ltd.	4,200	115,262
Starzen Co. Ltd.	2,100	74,232
Warabeya Nichiyo Holdings Co. Ltd.	2,100	34,824

		6,854,010

Gas Utilities — 0.3%
K&O Energy Group Inc.	4,200	59,121
Nippon Gas Co. Ltd.	8,400	292,778
Shizuoka Gas Co. Ltd.	10,500	84,325

		436,224

Health Care Equipment & Supplies — 1.6%
CYBERDYNE Inc.(a)(b)	23,100	136,126
Eiken Chemical Co. Ltd.	6,300	147,822
Hogy Medical Co. Ltd.	4,200	144,691
JEOL Ltd.	6,300	103,340
Mani Inc.	4,200	194,305
Menicon Co. Ltd.	4,200	114,130
Nagaileben Co. Ltd.	4,200	91,116
Nakanishi Inc.	14,700	263,047
Nihon Kohden Corp.	16,800	504,815
Nikkiso Co. Ltd.	10,500	120,073
Nipro Corp.	29,400	387,440
Paramount Bed Holdings Co. Ltd.	4,200	192,796
Seed Co. Ltd/Tokyo	2,100	24,807

		2,424,508

Health Care Providers & Services — 1.3%
AS ONE Corp.	2,600	202,497
BML Inc.	4,200	127,713
Japan Lifeline Co. Ltd.	10,500	172,611
Miraca Holdings Inc.	10,500	281,176
NichiiGakkan Co. Ltd.	8,400	92,059
Ship Healthcare Holdings Inc.	8,400	318,056
Solasto Corp.	10,500	109,697
Toho Holdings Co. Ltd.	10,500	265,801
Tokai Corp./Gifu	4,200	113,149
Tsukui Corp.	12,600	85,909
Vital KSK Holdings Inc.(a)	8,400	84,740

		1,853,408

Health Care Technology — 0.0%
Medical Data Vision Co. Ltd.(a)(b)	4,200	42,973

Hotels, Restaurants & Leisure — 4.0%
Aeon Fantasy Co. Ltd.	2,100	49,991
Arcland Service Holdings Co. Ltd.	2,100	38,484
Atom Corp.(a)	18,900	174,025
BRONCO BILLY Co. Ltd.	2,100	50,595
Colowide Co. Ltd.	12,600	274,026
Create Restaurants Holdings Inc.(a)	8,400	98,096
Daisyo Corp.(a)	2,100	28,504
Doutor Nichires Holdings Co. Ltd.	6,300	122,468
Fuji Kyuko Co. Ltd.(a)	4,200	152,237
Fujita Kanko Inc.(a)	2,100	50,217
Hiday Hidaka Corp.	4,684	87,941

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
HIS Co. Ltd.(a)	6,300	$241,089
Ichibanya Co. Ltd.	2,100	89,512
Kappa Create Co. Ltd.	6,300	82,513
Kisoji Co. Ltd.	4,200	98,435
KNT-CT Holdings Co. Ltd.(b)	2,100	26,222
Komeda Holdings Co. Ltd.	8,400	160,726
Koshidaka Holdings Co. Ltd.	8,400	122,770
Kura Corp.	2,100	112,433
Kyoritsu Maintenance Co. Ltd.(a)	6,380	303,182
Matsuyafoods Holdings Co. Ltd.	2,100	70,742
Monogatari Corp. (The)	900	79,150
MOS Food Services Inc.	4,200	105,679
Ohsho Food Service Corp.	2,100	140,918
Pepper Food Service Co. Ltd.(a)	2,100	50,368
Plenus Co. Ltd.	4,200	68,516
Renaissance Inc.	2,100	38,578
Resorttrust Inc.	16,800	233,015
Ringer Hut Co. Ltd.	4,200	88,060
Round One Corp.	14,700	191,211
Royal Holdings Co. Ltd.	6,300	158,971
Saizeriya Co. Ltd.	6,300	116,017
Skylark Holdings Co. Ltd.	39,900	611,117
St. Marc Holdings Co. Ltd.	4,200	98,360
Sushiro Global Holdings Ltd.	4,200	264,481
TKP Corp.(a)(b)	2,100	69,987
Tokyo Dome Corp.	16,800	157,255
Tokyotokeiba Co. Ltd.	4,200	137,334
Toridoll Holdings Corp.(a)	4,200	85,004
Tosho Co. Ltd.(a)	4,200	125,072
WATAMI Co. Ltd.	4,200	62,932
Yoshinoya Holdings Co. Ltd.(a)	12,600	204,642
Zensho Holdings Co. Ltd.	18,900	439,053

		5,959,928

Household Durables — 1.7%
Chofu Seisakusho Co. Ltd.	4,200	85,532
Clarion Co. Ltd.	4,200	94,624
Cleanup Corp.	4,200	23,430
Corona Corp.	2,100	20,317
ES-Con Japan Ltd.	6,300	44,200
Foster Electric Co. Ltd.	4,200	58,178
France Bed Holdings Co. Ltd.	6,300	50,651
Fujitsu General Ltd.	12,600	168,649
Haseko Corp.	56,700	708,495
Hinokiya Group Co. Ltd.	2,100	42,219
JVC Kenwood Corp.	31,500	77,533
LEC Inc.	4,800	67,222
Misawa Homes Co. Ltd.	4,200	29,240
Pioneer Corp.(a)(b)	67,200	39,238
Pressance Corp.	6,300	79,627
Sangetsu Corp.	10,500	195,720
Starts Corp. Inc.	6,300	137,296
Sumitomo Forestry Co. Ltd.	27,300	355,842
Tamron Co. Ltd.	2,100	40,691
Token Corp.	2,120	130,453
Zojirushi Corp.(a)	8,400	89,720

		2,538,877

Household Products — 0.1%
Earth Corp.	2,100	94,134

Security	Shares	Value

Household Products (continued)
S.T. Corp.	2,100	$37,314

		131,448

Independent Power and Renewable Electricity Producers — 0.1%
eRex Co. Ltd.(a)	6,300	52,689
RENOVA Inc.(a)(b)	6,300	58,631

		111,320

Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	4,200	47,199
Mie Kotsu Group Holdings Inc.	10,500	57,820
Nisshinbo Holdings Inc.	31,500	269,102
TOKAI Holdings Corp.	18,900	157,217

		531,338

Insurance — 0.1%
Anicom Holdings Inc.(a)	4,200	109,905

Interactive Media & Services — 0.5%
Bengo4.com Inc.(a)(b)	2,100	74,043
COOKPAD Inc.(b)	12,600	32,711
Dip Corp.	6,300	111,093
Gree Inc.	23,100	97,322
Gurunavi Inc.	6,300	41,031
Itokuro Inc.(a)(b)	2,100	62,630
Lifull Co. Ltd.	12,600	71,987
Mixi Inc.	8,400	204,039
MTI Ltd.	4,200	24,486
ZIGExN Co. Ltd.(a)(b)	12,600	72,327

		791,669

Internet & Direct Marketing Retail — 0.3%
ASKUL Corp.	4,200	96,473
Belluna Co. Ltd.	10,500	86,400
Istyle Inc.(a)	8,400	62,932
Oisix ra daichi Inc.(a)(b)	4,200	71,195
Open Door Inc.(b)	2,100	57,065
Yume No Machi Souzou Iinkai Co. Ltd.(a)	4,200	79,118

		453,183

IT Services — 3.3%
Argo Graphics Inc.	2,100	92,625
Comture Corp.	2,100	60,650
Digital Garage Inc.	6,300	170,347
Digital Hearts Holdings Co. Ltd.	2,100	24,882
DTS Corp.	4,200	159,971
Future Corp.	4,200	63,800
GMO Internet Inc.	14,700	244,032
GMO Payment Gateway Inc.(a)	6,948	413,185
Ines Corp.	4,200	49,123
Infocom Corp.	4,200	75,760
Information Services International-Dentsu Ltd.	2,100	68,667
Itochu Techno-Solutions Corp.	21,000	494,251
Kanematsu Electronics Ltd.	2,100	64,234
LAC Co. Ltd.	2,100	29,674
Mitsubishi Research Institute Inc.	2,100	61,404
NEC Networks & System Integration Corp.	4,200	101,718
NET One Systems Co. Ltd.	16,800	392,986
Nihon Unisys Ltd.	14,700	383,610
NS Solutions Corp.	6,300	166,498
NSD Co. Ltd.	8,400	189,928
Remixpoint Inc.(a)	6,300	18,676
SCSK Corp.	10,556	461,801
SHIFT Inc.(a)(b)	2,100	86,022

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Softbank Technology Corp.	2,100	$39,578
TIS Inc.	14,748	686,262
TKC Corp.	2,100	74,892
Transcosmos Inc.	6,300	125,694

		4,800,270

Leisure Products — 0.5%
Fields Corp.	4,200	27,429
Heiwa Corp.	10,516	208,393
Mars Group Holdings Corp.	2,100	40,766
Mizuno Corp.	4,200	96,738
Tomy Co. Ltd.	16,800	171,139
Universal Entertainment Corp.	4,200	133,372
Yonex Co. Ltd.(a)	12,600	72,440

		750,277

Life Sciences Tools & Services — 0.1%
CMIC Holdings Co. Ltd.	2,100	32,843
EPS Holdings Inc.	6,300	106,226
Linical Co. Ltd.	2,100	31,146

		170,215

Machinery — 5.8%
Aichi Corp.	6,300	40,521
Aida Engineering Ltd.	10,500	76,590
Anest Iwata Corp.	6,300	56,537
Asahi Diamond Industrial Co. Ltd.	10,500	73,572
Bando Chemical Industries Ltd.	6,300	66,724
CKD Corp.	10,500	94,323
Daiwa Industries Ltd.	6,300	70,855
DMG Mori Co. Ltd.	23,100	299,229
Ebara Corp.	21,000	596,119
Fuji Corp./Aichi	12,600	178,043
Fujitec Co. Ltd.	12,600	147,257
Fukushima Industries Corp.	2,100	72,628
Furukawa Co. Ltd.	6,300	82,004
Giken Ltd.	2,100	64,139
Glory Ltd.	10,500	256,746
Harmonic Drive Systems Inc.(a)	6,300	206,001
Hirata Corp.(a)	2,100	118,281
Hisaka Works Ltd.	2,100	16,978
Hitachi Zosen Corp.	33,600	103,830
Hosokawa Micron Corp.	2,100	91,399
Iseki & Co. Ltd.(a)	4,200	61,649
Japan Steel Works Ltd. (The)	12,600	227,167
Kitz Corp.	14,700	108,414
Komori Corp.	10,500	114,036
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,300	83,985
Makino Milling Machine Co. Ltd.	4,200	168,838
Max Co. Ltd.	4,200	58,933
Meidensha Corp.	8,400	119,828
METAWATER Co. Ltd.	2,100	59,046
Mitsubishi Logisnext Co. Ltd.	6,300	78,439
Mitsuboshi Belting Ltd.	4,200	80,137
Mitsui E&S Holdings Co. Ltd.(b)	14,700	162,028
Miura Co. Ltd.	18,900	432,941
Morita Holdings Corp.	6,300	103,170
Nachi-Fujikoshi Corp.	2,100	82,627
Namura Shipbuilding Co. Ltd.	10,500	38,861
Nippon Sharyo Ltd.(b)	2,100	52,594
Nippon Thompson Co. Ltd.	12,600	59,423
Nissei ASB Machine Co. Ltd.(a)	2,100	75,552

Security	Shares	Value

Machinery (continued)
Nitta Corp.	4,200	$146,955
Nitto Kohki Co. Ltd.	2,100	42,030
Nittoku Engineering Co. Ltd.(a)	2,100	51,387
Noritake Co. Ltd./Nagoya Japan	2,100	103,000
NTN Corp.	81,900	256,765
Obara Group Inc.	2,400	80,309
Oiles Corp.	4,296	75,022
OKUMA Corp.	4,200	231,657
Organo Corp.	2,100	59,612
OSG Corp.	14,700	289,986
Rheon Automatic Machinery Co. Ltd.	4,200	59,838
Ryobi Ltd.	4,200	102,849
Shibuya Corp.	2,100	64,517
Shima Seiki Manufacturing Ltd.	4,200	137,334
Shinmaywa Industries Ltd.	16,800	209,623
Sintokogio Ltd.	8,400	76,062
Sodick Co. Ltd.	8,400	63,838
Star Micronics Co. Ltd.	6,300	95,870
Tadano Ltd.	21,000	219,017
Takeuchi Manufacturing Co. Ltd.	6,300	110,301
Takuma Co. Ltd.	14,700	194,380
Teikoku Sen-I Co. Ltd.	4,200	97,416
Tocalo Co. Ltd.	11,300	92,678
Toshiba Machine Co. Ltd.	4,200	85,343
Tsubaki Nakashima Co. Ltd.	8,400	151,067
Tsubakimoto Chain Co.	4,200	155,632
Tsugami Corp.	8,400	55,990
Tsukishima Kikai Co. Ltd.	6,300	77,024
Tsurumi Manufacturing Co. Ltd.	4,200	69,157
Union Tool Co.	2,100	56,594
YAMABIKO Corp.	6,300	61,121
Yamashin-Filter Corp.	6,300	39,898
Yushin Precision Equipment Co. Ltd.	4,200	39,238

		8,530,954

Marine — 0.2%
Iino Kaiun Kaisha Ltd.	16,800	59,763
Kawasaki Kisen Kaisha Ltd.(a)(b)	16,800	237,241
NS United Kaiun Kaisha Ltd.	2,100	48,425

		345,429

Media — 0.7%
F@N Communications Inc.	8,400	39,767
Kadokawa Dwango(b)	10,508	115,917
Macromill Inc.(a)	6,300	79,627
OPT Holding Inc.(a)	2,100	32,013
Proto Corp.	2,100	30,787
SKY Perfect JSAT Holdings Inc.	27,300	122,129
Tokyo Broadcasting System Holdings Inc.	6,300	120,827
TV Asahi Holdings Corp.	4,200	76,967
ValueCommerce Co. Ltd.	4,200	77,722
Vector Inc.(b)	6,300	79,457
Wowow Inc.	2,100	57,160
Zenrin Co. Ltd.	6,300	173,176

		1,005,549

Metals & Mining — 1.9%
Aichi Steel Corp.	2,100	67,063
Asahi Holdings Inc.	8,400	168,347
Daido Steel Co. Ltd.	6,300	265,990
Dowa Holdings Co. Ltd.	10,500	343,334
Godo Steel Ltd.	2,100	32,636

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Kyoei Steel Ltd.	4,200	$64,819
Mitsubishi Steel Manufacturing Co. Ltd.	2,100	30,881
Mitsui Mining & Smelting Co. Ltd.	12,600	305,605
Nakayama Steel Works Ltd.	4,200	18,865
Neturen Co. Ltd.	6,300	51,104
Nippon Denko Co. Ltd.	21,000	43,954
Nippon Light Metal Holdings Co. Ltd.	113,400	250,596
Nittetsu Mining Co. Ltd.	2,100	86,683
Osaka Steel Co. Ltd.	2,100	35,201
OSAKA Titanium Technologies Co. Ltd.(a)	4,200	60,178
Pacific Metals Co. Ltd.	2,100	53,575
Sanyo Special Steel Co. Ltd.	4,200	95,417
Toho Titanium Co. Ltd.(a)	6,300	52,745
Toho Zinc Co. Ltd.	2,100	61,310
Tokyo Steel Manufacturing Co. Ltd.	23,100	191,532
Topy Industries Ltd.	2,100	44,200
UACJ Corp.	6,314	124,386
Yamato Kogyo Co. Ltd.	8,400	232,411
Yodogawa Steel Works Ltd.	4,200	82,551

		2,763,383

Multiline Retail — 0.8%
Fuji Co. Ltd./Ehime	4,200	73,270
H2O Retailing Corp.	18,935	258,885
Izumi Co. Ltd.	8,400	381,818
Kintetsu Department Store Co. Ltd.	2,100	64,328
Matsuya Co. Ltd.	6,300	60,725
Parco Co. Ltd.	4,200	40,106
Seria Co. Ltd.	8,400	284,477

		1,163,609

Oil, Gas & Consumable Fuels — 0.4%
Cosmo Energy Holdings Co. Ltd.	10,500	221,092
Itochu Enex Co. Ltd.	8,400	71,006
Japan Petroleum Exploration Co. Ltd.	6,300	131,241
San-Ai Oil Co. Ltd.	10,500	91,116
Sinanen Holdings Co. Ltd.	2,100	42,822

		557,277

Paper & Forest Products — 0.5%
Daiken Corp.	2,100	38,427
Daio Paper Corp.	14,700	172,988
Hokuetsu Corp.	25,200	140,126
Nippon Paper Industries Co. Ltd.	18,900	376,744
Tokushu Tokai Paper Co. Ltd.	2,100	75,552

		803,837

Personal Products — 0.8%
Euglena Co. Ltd.(a)(b)	12,600	83,306
Fancl Corp.	14,700	333,431
Kitanotatsujin Corp.(a)	12,600	50,029
Mandom Corp.	8,400	212,867
Milbon Co. Ltd.	4,200	188,457
MTG Co. Ltd.	2,100	50,330
Noevir Holdings Co. Ltd.	4,200	202,228
YA-MAN Ltd.	6,300	77,080

		1,197,728

Pharmaceuticals — 2.6%
ASKA Pharmaceutical Co. Ltd.	4,200	48,821
Fuji Pharma Co. Ltd.	2,100	35,447
JCR Pharmaceuticals Co. Ltd.	2,100	116,583
Kaken Pharmaceutical Co. Ltd.	6,300	304,474
Kissei Pharmaceutical Co. Ltd.	6,300	173,176

Security	Shares	Value

Pharmaceuticals (continued)
KYORIN Holdings Inc.	8,400	$166,310
Mochida Pharmaceutical Co. Ltd.	2,100	223,922
Nichi-Iko Pharmaceutical Co. Ltd.	8,450	123,198
Nippon Shinyaku Co. Ltd.	10,500	666,861
Rohto Pharmaceutical Co. Ltd.	18,900	496,948
Sawai Pharmaceutical Co. Ltd.	8,400	481,423
Seikagaku Corp.	8,400	102,019
Sosei Group Corp.(a)(b)	14,700	164,140
Torii Pharmaceutical Co. Ltd.	2,100	43,917
Towa Pharmaceutical Co. Ltd.	2,100	165,631
Tsumura & Co.	12,600	397,853
ZERIA Pharmaceutical Co. Ltd.	6,300	107,471

		3,818,194

Professional Services — 2.4%
Altech Corp.	2,100	38,653
BayCurrent Consulting Inc.	2,100	62,819
Benefit One Inc.	12,600	246,409
en-japan Inc.	6,300	202,888
FULLCAST Holdings Co. Ltd.	4,200	82,702
Funai Soken Holdings Inc.	8,400	194,078
JAC Recruitment Co. Ltd.	2,100	46,860
Link And Motivation Inc.	6,300	47,312
Meitec Corp.	4,400	201,581
Nihon M&A Center Inc.	29,400	742,131
Nomura Co. Ltd.	8,400	242,221
Outsourcing Inc.(a)	21,000	264,858
Pasona Group Inc.	4,200	60,291
SMS Co. Ltd.	12,600	223,205
Tanseisha Co. Ltd.	6,300	74,421
TechnoPro Holdings Inc.	8,400	453,503
Trust Tech Inc.	2,100	65,460
UT Group Co. Ltd.(b)	4,200	95,681
WDB Holdings Co. Ltd.	2,100	56,405
World Holdings Co. Ltd.	2,100	39,276
YAMADA Consulting Group Co. Ltd.	2,100	46,482
Yumeshin Holdings Co. Ltd.	8,400	59,310

		3,546,546

Real Estate Management & Development — 1.9%
Daibiru Corp.	10,500	102,246
Goldcrest Co. Ltd.	4,200	59,423
Heiwa Real Estate Co. Ltd.	6,300	119,695
Ichigo Inc.	50,400	170,234
Japan Asset Marketing Co. Ltd.(b)	27,300	25,995
Katitas Co. Ltd.	4,200	131,674
Kenedix Inc.	50,400	244,032
Leopalace21 Corp.(a)	52,500	113,659
Open House Co. Ltd.	6,500	229,474
Raysum Co. Ltd.	2,100	21,656
Relo Group Inc.	23,100	602,609
SAMTY Co. Ltd.	4,300	58,405
Shinoken Group Co. Ltd.	6,300	42,615
Sun Frontier Fudousan Co. Ltd.	6,300	71,817
Takara Leben Co. Ltd.	16,800	54,481
Tateru Inc.(a)	8,400	20,600
TOC Co. Ltd.	10,500	76,213
Tokyo Tatemono Co. Ltd.	39,900	463,445
Tosei Corp.	6,300	57,725
Unizo Holdings Co. Ltd.	6,300	121,563

		2,787,561

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 2.5%
Fukuyama Transporting Co. Ltd.	6,300	$261,463
Hamakyorex Co. Ltd.	2,100	85,551
Hitachi Transport System Ltd.	8,400	250,521
Maruzen Showa Unyu Co. Ltd.	2,100	54,952
Nankai Electric Railway Co. Ltd.	21,000	563,672
Nikkon Holdings Co. Ltd.	12,600	318,622
Nishi-Nippon Railroad Co. Ltd.	12,600	300,965
Sakai Moving Service Co. Ltd.	2,100	131,486
Sankyu Inc.	10,700	523,850
Seino Holdings Co. Ltd.	27,300	385,270
Senko Group Holdings Co. Ltd.	21,000	174,874
Sotetsu Holdings Inc.	14,700	441,713
Tonami Holdings Co. Ltd.	800	45,850
Trancom Co. Ltd.	2,100	126,958

		3,665,747

Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp.	37,800	892,707
Ferrotec Holdings Corp.	6,300	59,367
Japan Material Co. Ltd.	12,600	159,254
Lasertec Corp.	8,400	295,419
Megachips Corp.(a)	4,200	76,288
Micronics Japan Co. Ltd.(a)	6,300	43,634
Mimasu Semiconductor Industry Co. Ltd.	2,100	28,617
Mitsui High-Tec Inc.(a)	4,200	37,201
Optorun Co. Ltd.	2,100	41,294
Sanken Electric Co. Ltd.	4,200	81,948
SCREEN Holdings Co. Ltd.	8,400	335,034
Shindengen Electric Manufacturing Co. Ltd.	2,100	79,797
Shinko Electric Industries Co. Ltd.	14,700	106,434
Tokyo Seimitsu Co. Ltd.	8,400	216,263
Ulvac Inc.	8,400	239,957

		2,693,214

Software — 1.2%
Broadleaf Co. Ltd.	18,900	100,510
Computer Engineering & Consulting Ltd.	4,200	86,588
Digital Arts Inc.	2,100	166,951
Fuji Soft Inc.	4,200	174,686
Fukui Computer Holdings Inc.	2,100	36,484
Gunosy Inc.(a)(b)	2,100	49,331
Infomart Corp.(a)	18,900	211,886
Justsystems Corp.	6,300	161,858
Miroku Jyoho Service Co. Ltd.	4,200	108,961
Money Forward Inc.(a)(b)	2,700	89,863
OBIC Business Consultants Co. Ltd.	4,200	162,235
PKSHA Technology Inc.(a)(b)	1,600	77,614
Rakus Co. Ltd.	4,200	82,513
Sourcenext Corp.(a)	16,800	76,515
Systena Corp.	14,700	158,066
UNITED Inc./Japan(a)	2,100	30,221

		1,774,282

Specialty Retail — 2.7%
Adastria Co. Ltd.	6,300	110,018
Alpen Co. Ltd.	4,200	62,706
AOKI Holdings Inc.	8,400	94,323
Aoyama Trading Co. Ltd.	8,400	206,001
Arcland Sakamoto Co. Ltd.	4,200	54,217
Asahi Co. Ltd.	2,100	28,523
Autobacs Seven Co. Ltd.	14,700	247,465
Bic Camera Inc.	21,000	238,448

Security	Shares	Value

Specialty Retail (continued)
Chiyoda Co. Ltd.	4,200	$70,478
DCM Holdings Co. Ltd.	21,000	204,492
EDION Corp.	12,600	112,848
Geo Holdings Corp.	6,300	92,417
IDOM Inc.(a)	12,600	42,558
JINS Inc.	2,700	133,157
Joshin Denki Co. Ltd.	4,200	83,947
Joyful Honda Co. Ltd.	10,500	135,353
Keiyo Co. Ltd.	6,300	29,315
Kohnan Shoji Co. Ltd.	6,300	159,707
Komeri Co. Ltd.	6,300	158,915
K’s Holdings Corp.	33,600	309,076
LIXIL VIVA Corp.	4,400	58,261
Nextage Co. Ltd.(a)	6,300	58,348
Nishimatsuya Chain Co. Ltd.	8,400	70,402
Nojima Corp.	6,300	114,942
PAL GROUP Holdings Co. Ltd.	2,100	59,518
PC Depot Corp.(a)	6,340	25,629
Sac’s Bar Holdings Inc.	4,200	41,804
Sanrio Co. Ltd.	10,500	223,167
Shimachu Co. Ltd.	8,400	225,846
T-Gaia Corp.	4,200	76,288
Tokyo Base Co. Ltd.(b)	4,200	34,258
United Arrows Ltd.	4,200	138,843
VT Holdings Co. Ltd.	14,700	55,198
Xebio Holdings Co. Ltd.	4,200	47,463
Yellow Hat Ltd.	4,200	112,055

		3,915,986

Technology Hardware, Storage & Peripherals — 0.7%
Eizo Corp.	4,200	170,158
Elecom Co. Ltd.	4,200	127,901
Maxell Holdings Ltd.	10,500	153,934
MCJ Co. Ltd.	12,600	91,116
Melco Holdings Inc.	2,100	72,440
Noritsu Koki Co. Ltd.	4,200	81,797
Riso Kagaku Corp.	4,200	69,950
Roland DG Corp.	2,100	43,973
Toshiba TEC Corp.	4,200	118,092
Wacom Co. Ltd.	29,400	122,808

		1,052,169

Textiles, Apparel & Luxury Goods — 1.1%
Descente Ltd.(a)	6,300	137,239
Fujibo Holdings Inc.	2,100	52,896
Goldwin Inc.	2,100	255,803
Gunze Ltd.	4,200	191,664
Japan Wool Textile Co. Ltd. (The)	8,400	69,271
Kurabo Industries Ltd.	4,200	85,683
Onward Holdings Co. Ltd.	18,900	106,452
Seiko Holdings Corp.	6,300	153,652
Seiren Co. Ltd.	8,400	140,126
TSI Holdings Co. Ltd.	12,600	78,212
Unitika Ltd.(b)	10,500	45,369
Wacoal Holdings Corp.	8,400	210,604
Yondoshi Holdings Inc.	4,200	81,683

		1,608,654

Thrifts & Mortgage Finance — 0.1%
Aruhi Corp.(a)	4,200	78,476

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 2.4%
Advan Co. Ltd.	4,200	$39,163
Daiichi Jitsugyo Co. Ltd.	2,100	65,271
Gecoss Corp.	2,100	19,978
Hanwa Co. Ltd.	6,300	187,608
Inaba Denki Sangyo Co. Ltd.	4,400	179,051
Inabata & Co. Ltd.	8,400	118,243
Iwatani Corp.	8,400	274,290
Japan Pulp & Paper Co. Ltd.	2,100	81,023
Kamei Corp.	4,200	45,313
Kanamoto Co. Ltd.	6,300	166,102
Kanematsu Corp.	16,800	197,700
Nagase & Co. Ltd.	21,000	309,190
Nichiden Corp.	2,100	29,844
Nippon Steel & Sumikin Bussan Corp.	2,244	96,960
Nishio Rent All Co. Ltd.	4,200	129,411
Sojitz Corp.	258,300	949,018
Trusco Nakayama Corp.	8,400	231,657
Wakita & Co. Ltd.	8,400	89,116
Yamazen Corp.	12,600	135,711
Yuasa Trading Co. Ltd.	4,200	126,581

		3,471,230

Transportation Infrastructure — 0.3%
Mitsubishi Logistics Corp.	12,600	317,490
Nissin Corp.	2,100	36,333
Sumitomo Warehouse Co. Ltd. (The)	12,600	163,443

		517,266

Total Common Stocks — 99.2% (Cost: $186,454,000)		146,147,432

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	10,082,912	$10,086,945
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	71,380	71,380

		10,158,325

Total Short-Term Investments — 6.9% (Cost: $ 10,154,817)		10,158,325

Total Investments in Securities — 106.1% (Cost: $ 196,608,817)		156,305,757

Other Assets, Less Liabilities — (6.1)%		(8,972,267)

Net Assets — 100.0%		$147,333,490

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	17,897,350	(7,814,438)	10,082,912	$10,086,945	$206,710	(b)	$1,851		$(854)
BlackRock Cash Funds: Treasury, SL Agency Shares	55,060	16,320	71,380	71,380	1,812		—		—

				$10,158,325	$208,522		$1,851		$(854)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
TOPIX Index	8	03/07/19	$1,154	$37,519

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity
Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$37,519

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity
Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(261,165)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$39,324

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,386,042

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$146,147,432	$—	$—	$146,147,432
Money Market Funds	10,158,325	—	—	10,158,325

	$156,305,757	$—	$—	$156,305,757

Derivative financial instruments(a)
Assets
Futures Contracts	$37,519	$—	$—	$37,519

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.9%
AirAsia Group Bhd	7,227,400	$4,923,128

Banks — 35.2%
Alliance Bank Malaysia Bhd	4,835,900	4,709,250
AMMB Holdings Bhd	7,967,037	8,757,569
CIMB Group Holdings Bhd	22,982,312	33,061,976
Hong Leong Bank Bhd	3,125,240	16,354,385
Hong Leong Financial Group Bhd	1,102,900	5,342,956
Malayan Banking Bhd	18,585,781	43,556,497
Public Bank Bhd	13,992,480	86,022,870
RHB Bank Bhd	4,817,802	6,705,707
RHB Capital Bhd(a)(b)	1,621,200	4

		204,511,214

Beverages — 0.9%
Fraser & Neave Holdings Bhd	616,900	5,355,114

Chemicals — 4.5%
Petronas Chemicals Group Bhd	11,533,900	26,150,881

Construction & Engineering — 2.2%
Gamuda Bhd	9,488,700	6,860,145
IJM Corp. Bhd(c)	13,977,880	6,187,184

		13,047,329

Diversified Telecommunication Services — 0.7%
Telekom Malaysia Bhd(c)	5,418,400	4,063,967

Electric Utilities — 8.5%
Tenaga Nasional Bhd	15,031,512	49,606,023

Energy Equipment & Services — 2.4%
Dialog Group Bhd(c)	17,623,154	13,997,980

Food Products — 11.7%
Genting Plantations Bhd	1,161,600	2,999,336
IOI Corp. Bhd	9,060,530	10,004,126
Kuala Lumpur Kepong Bhd(c)	2,052,100	12,484,681
Nestle Malaysia Bhd	281,700	10,252,453
PPB Group Bhd	2,734,719	12,347,090
QL Resources Bhd(c)	3,118,800	5,291,951
Sime Darby Plantation Bhd	11,439,155	14,346,414

		67,726,051

Gas Utilities — 2.5%
Petronas Gas Bhd(c)	3,328,300	14,797,901

Health Care Equipment & Supplies — 2.7%
Hartalega Holdings Bhd	6,397,800	7,866,470
Top Glove Corp. Bhd(c)	6,768,000	7,556,061

		15,422,531

Health Care Providers & Services — 2.6%
IHH Healthcare Bhd(c)	10,535,800	14,845,723

Hotels, Restaurants & Leisure — 5.3%
Genting Bhd	10,247,300	18,571,892
Genting Malaysia Bhd	14,268,500	12,280,770

		30,852,662

Industrial Conglomerates — 2.3%
HAP Seng Consolidated Bhd	2,991,200	7,245,376
Sime Darby Bhd	11,439,155	6,104,258

		13,349,634

Security	Shares	Value

Marine — 1.6%
MISC Bhd	5,363,020	$9,099,923

Metals & Mining — 1.2%
Press Metal Aluminium Holdings Bhd(c)	6,643,700	6,910,820

Multi-Utilities — 0.7%
YTL Corp. Bhd	15,730,162	4,100,325

Oil, Gas & Consumable Fuels — 1.1%
Petronas Dagangan Bhd	954,900	6,269,723

Real Estate Management & Development — 1.9%
IOI Properties Group Bhd(c)	7,938,425	3,142,964
Sime Darby Property Bhd	14,707,455	3,797,572
SP Setia Bhd Group	7,606,400	4,283,452

		11,223,988

Tobacco — 1.0%
British American Tobacco Malaysia Bhd(c)	686,100	5,685,865

Transportation Infrastructure — 2.2%
Malaysia Airports Holdings Bhd	4,239,000	8,516,569
Westports Holdings Bhd	4,916,300	4,461,121

		12,977,690

Wireless Telecommunication Services — 7.7%
Axiata Group Bhd	13,077,900	13,378,597
DiGi.Com Bhd(c)	14,946,000	16,723,054
Maxis Bhd	11,269,500	14,881,892

		44,983,543

Total Common Stocks — 99.8% (Cost: $430,197,091)		579,902,015

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	12,888,137	12,893,292
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	845,051	845,051

		13,738,343

Total Short-Term Investments — 2.4% (Cost: $13,734,973)		13,738,343

Total Investments in Securities — 102.2% (Cost: $443,932,064)		593,640,358

Other Assets, Less Liabilities — (2.2)%		(12,520,620)

Net Assets — 100.0%		$581,119,738

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,332,868	(444,731)	12,888,137	$12,893,292	$208,578	(b)	$(2,018	) $	1,724
BlackRock Cash Funds: Treasury, SL Agency Shares	—	845,051	845,051	845,051	7,229		—		—

				$13,738,343	$215,807		$(2,018)		$1,724

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$579,902,011	$—	$4	$579,902,015
Money Market Funds	13,738,343	—	—	13,738,343

	$593,640,354	$—	$4	$593,640,358

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 54.8%
AGL Energy Ltd.	864,105	$13,039,220
Alumina Ltd.	3,205,752	5,815,868
Amcor Ltd./Australia	1,522,922	16,306,419
AMP Ltd.	3,852,309	6,468,112
APA Group	1,557,585	11,092,521
Aristocrat Leisure Ltd.	758,436	13,284,690
ASX Ltd.	256,274	12,720,896
Aurizon Holdings Ltd.	2,617,142	8,416,086
AusNet Services	2,384,835	2,943,759
Australia & New Zealand Banking Group Ltd.	3,786,412	75,427,607
Bank of Queensland Ltd.	529,746	3,395,759
Bendigo & Adelaide Bank Ltd.	644,323	4,519,860
BGP Holdings PLC(a)(b)	27,004,595	307
BHP Group Ltd.	3,881,590	102,812,786
BlueScope Steel Ltd.	707,159	6,771,838
Boral Ltd.	1,548,636	5,486,850
Brambles Ltd.	2,098,986	17,561,487
Caltex Australia Ltd.	343,423	6,987,790
Challenger Ltd./Australia	718,413	4,114,476
CIMIC Group Ltd.	128,927	4,600,015
Coca-Cola Amatil Ltd.	671,935	3,810,044
Cochlear Ltd.	75,866	9,202,716
Coles Group Ltd.(b)	1,495,282	12,053,063
Commonwealth Bank of Australia	2,330,922	122,633,846
Computershare Ltd.	606,944	7,448,729
Crown Resorts Ltd.	500,166	4,077,962
CSL Ltd.	596,103	82,173,136
Dexus	1,335,422	11,420,035
Domino’s Pizza Enterprises Ltd.	78,012	2,289,443
Flight Centre Travel Group Ltd.	74,220	2,416,831
Fortescue Metals Group Ltd.	2,051,480	8,844,725
Goodman Group	2,152,966	19,606,116
GPT Group (The)	2,372,171	9,872,935
Harvey Norman Holdings Ltd.	776,247	1,988,140
Incitec Pivot Ltd.	2,163,279	5,186,649
Insurance Australia Group Ltd.	3,048,693	15,942,098
James Hardie Industries PLC	582,644	7,312,170
Lendlease Group	744,990	6,826,699
Macquarie Group Ltd.	426,000	38,987,920
Medibank Pvt Ltd.	3,639,077	7,352,821
Mirvac Group	4,822,143	8,816,935
National Australia Bank Ltd.	3,602,588	64,409,736
Newcrest Mining Ltd.	1,011,840	17,507,327
Oil Search Ltd.	1,804,718	10,746,802
Orica Ltd.	500,029	6,278,911
Origin Energy Ltd.(b)	2,321,385	12,155,405
QBE Insurance Group Ltd.	1,749,507	15,371,883
Ramsay Health Care Ltd.	185,372	8,543,376
REA Group Ltd.	69,666	4,041,439
Rio Tinto Ltd.	489,510	33,488,867
Santos Ltd.	2,327,635	11,459,493
Scentre Group	6,980,389	19,219,187
Seek Ltd.	441,647	5,787,744
Sonic Healthcare Ltd.	569,294	9,769,185
South32 Ltd.	6,690,569	18,611,623
Stockland	3,201,417	7,971,769
Suncorp Group Ltd.	1,706,858	16,454,365
Sydney Airport	1,453,431	7,445,114

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	2,519,094	$8,459,229
Telstra Corp. Ltd.	5,472,358	12,186,059
TPG Telecom Ltd.	491,148	2,327,186
Transurban Group	3,517,828	31,209,405
Treasury Wine Estates Ltd.	949,723	10,121,694
Vicinity Centres	4,330,136	7,578,462
Washington H Soul Pattinson & Co. Ltd.	143,273	2,999,847
Wesfarmers Ltd.	1,494,000	35,267,235
Westpac Banking Corp.	4,525,847	86,808,887
Woodside Petroleum Ltd.	1,233,517	31,812,484
Woolworths Group Ltd.	1,728,625	35,259,237
WorleyParsons Ltd.	423,265	4,489,877

		1,247,811,187
Hong Kong — 32.2%
AIA Group Ltd.	15,912,214	159,126,194
ASM Pacific Technology Ltd.	393,300	4,166,080
Bank of East Asia Ltd. (The)(c)	1,662,720	5,793,191
BeiGene Ltd., ADR(b)(c)	42,962	5,887,942
BOC Hong Kong Holdings Ltd.	4,876,000	20,374,124
CK Asset Holdings Ltd.	3,385,732	28,100,135
CK Hutchison Holdings Ltd.	3,558,232	37,872,339
CK Infrastructure Holdings Ltd.	883,208	7,364,005
CLP Holdings Ltd.(c)	2,161,500	25,608,232
Dairy Farm International Holdings Ltd.	454,200	4,060,548
Galaxy Entertainment Group Ltd.(c)	3,131,000	22,236,649
Hang Lung Group Ltd.	1,189,000	3,733,707
Hang Lung Properties Ltd.(c)	2,672,736	6,312,584
Hang Seng Bank Ltd.	1,007,700	24,968,490
Henderson Land Development Co. Ltd.	1,746,402	9,877,990
HK Electric Investments & HK Electric Investments Ltd.(c)	3,440,500	3,585,224
HKT Trust & HKT Ltd.	5,063,338	7,908,039
Hong Kong & China Gas Co. Ltd.(c)	12,164,060	28,171,751
Hong Kong Exchanges & Clearing Ltd.	1,560,600	53,797,340
Hongkong Land Holdings Ltd.	1,536,600	11,017,422
Hysan Development Co. Ltd.	835,830	4,413,508
Jardine Matheson Holdings Ltd.(c)	292,500	20,053,800
Jardine Strategic Holdings Ltd.	292,000	11,534,000
Kerry Properties Ltd.	875,500	3,658,233
Link REIT(c)	2,787,086	31,510,852
Melco Resorts & Entertainment Ltd., ADR	323,800	7,460,352
MGM China Holdings Ltd.(c)	1,234,400	2,594,665
Minth Group Ltd.(c)	1,002,000	3,969,808
MTR Corp. Ltd.(c)	2,010,786	11,552,708
New World Development Co. Ltd.	8,016,921	12,806,975
NWS Holdings Ltd.	2,081,000	5,036,944
PCCW Ltd.	5,444,867	3,273,940
Power Assets Holdings Ltd.	1,837,000	12,754,019
Sands China Ltd.	3,172,000	15,840,200
Shangri-La Asia Ltd.	1,685,000	2,395,551
Sino Land Co. Ltd.	4,374,800	8,147,924
SJM Holdings Ltd.	2,562,000	2,888,443
Sun Hung Kai Properties Ltd.	2,097,500	34,736,554
Swire Pacific Ltd., Class A	655,500	7,795,221
Swire Properties Ltd.	1,539,000	6,175,762
Techtronic Industries Co. Ltd.	1,797,207	12,008,396
WH Group Ltd.(d)	11,531,000	10,238,614
Wharf Holdings Ltd. (The)	1,610,600	5,037,100
Wharf Real Estate Investment Co. Ltd.(c)	1,599,600	11,238,240
Wheelock & Co. Ltd.	1,082,000	7,326,085

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wynn Macau Ltd.(c)	2,040,400	$5,042,646
Yue Yuen Industrial Holdings Ltd.	975,000	3,279,064

		732,731,590

New Zealand — 1.9%
a2 Milk Co. Ltd.(b)(c)	967,006	9,430,502
Auckland International Airport Ltd.	1,272,684	6,739,188
Fisher & Paykel Healthcare Corp. Ltd.(c)	756,875	7,582,414
Fletcher Building Ltd.(b)	1,116,781	3,721,713
Meridian Energy Ltd.	1,688,564	4,246,292
Ryman Healthcare Ltd.(c)	532,910	3,994,961
Spark New Zealand Ltd.(c)	2,423,231	6,159,843

		41,874,913

Singapore — 10.5%
Ascendas REIT	3,526,625	7,307,985
CapitaLand Commercial Trust	3,455,993	4,961,979
CapitaLand Ltd.	3,395,400	8,594,041
CapitaLand Mall Trust	3,400,100	6,039,254
City Developments Ltd.(c)	551,200	3,638,768
ComfortDelGro Corp. Ltd.	2,866,200	5,069,729
DBS Group Holdings Ltd.	2,363,200	43,444,263
Genting Singapore Ltd.(c)	8,032,200	6,063,384
Golden Agri-Resources Ltd.(c)	8,462,987	1,722,411
Jardine Cycle & Carriage Ltd.	133,000	3,281,690
Keppel Corp. Ltd.(c)	1,928,600	8,792,315
Oversea-Chinese Banking Corp. Ltd.(c)	4,205,024	34,419,453
SATS Ltd.(c)	903,900	3,431,770
Sembcorp Industries Ltd.(c)	1,311,240	2,542,517
Singapore Airlines Ltd.	713,900	5,288,735
Singapore Exchange Ltd.	1,048,900	6,085,980
Singapore Press Holdings Ltd.(c)	2,052,817	3,737,367
Singapore Technologies Engineering Ltd.	2,074,500	5,742,029
Singapore Telecommunications Ltd.(c)	10,774,628	24,081,836
Suntec REIT(c)	2,814,200	4,019,691
United Overseas Bank Ltd.	1,770,200	32,778,570
UOL Group Ltd.(c)	675,400	3,314,019

Security	Shares	Value

Singapore (continued)
Venture Corp. Ltd.(c)	365,200	$4,810,953
Wilmar International Ltd.	2,549,000	6,036,708
Yangzijiang Shipbuilding Holdings Ltd.	3,171,300	3,356,246

		238,561,693

Total Common Stocks — 99.4% (Cost: $2,284,440,996)		2,260,979,383

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	90,704,361	90,740,643
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	998,372	998,372

		91,739,015

Total Short-Term Investments — 4.0% (Cost: $91,722,560)		91,739,015

Total Investments in Securities — 103.4% (Cost: $2,376,163,556)		2,352,718,398

Other Assets, Less Liabilities — (3.4)%		(77,278,747)

Net Assets — 100.0%		$2,275,439,651

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	19,716,683	70,987,678	90,704,361	$90,740,643	$84,757	(b)	$4,390		$12,537
BlackRock Cash Funds: Treasury, SL Agency Shares	1,387,961	(389,589)	998,372	998,372	21,528		—		—

				$91,739,015	$106,285		$4,390		$12,537

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Pacific ex Japan ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	79	03/21/19	$8,640	$315,677
Hang Seng Index	19	03/28/19	3,469	(20,481)
MSCI Singapore Index	81	03/28/19	2,157	(31,812)

				$263,384

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$315,677

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$52,293

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(759,930)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$210,093

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,167,890

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Pacific ex Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,260,979,076	$—	$307	$2,260,979,383
Money Market Funds	91,739,015	—	—	91,739,015

	$2,352,718,091	$—	$307	$2,352,718,398

Derivative financial instruments(a)
Assets
Futures Contracts	$315,677	$—	$—	$315,677
Liabilities
Futures Contracts	(52,293)	—	—	(52,293)

	$263,384	$—	$—	$263,384

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

The Fund had transfers from Level 2 to Level 1 during the six months ended February 28, 2019 in the amount of $26,619,056 resulting from the resumption of trading after temporary suspensions.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Singapore Technologies Engineering Ltd.	5,890,300	$16,303,820

Airlines — 2.9%
Singapore Airlines Ltd.	2,050,767	15,192,553

Banks — 44.2%
DBS Group Holdings Ltd.	5,060,500	93,030,506
Oversea-Chinese Banking Corp. Ltd.(a)	8,823,950	72,226,826
United Overseas Bank Ltd.	3,743,500	69,317,918

		234,575,250

Capital Markets — 3.2%
Singapore Exchange Ltd.	2,967,100	17,215,856

Distributors — 2.0%
Jardine Cycle & Carriage Ltd.	422,944	10,435,874

Diversified Telecommunication Services — 4.6%
Singapore Telecommunications Ltd.	10,917,468	24,401,090

Electronic Equipment, Instruments & Components — 2.6%
Venture Corp. Ltd.	1,044,300	13,757,060

Equity Real Estate Investment Trusts (REITs) — 8.3%
Ascendas REIT	9,520,381	19,728,439
CapitaLand Commercial Trust	3,409,483	4,895,202
CapitaLand Mall Trust	3,864,200	6,863,588
Suntec REIT	8,835,800	12,620,703

		44,107,932

Food Products — 4.5%
Golden Agri-Resources Ltd.	35,208,528	7,165,738
Wilmar International Ltd.	7,031,400	16,652,220

		23,817,958

Hotels, Restaurants & Leisure — 3.1%
Genting Singapore Ltd.	21,949,642	16,569,446

Industrial Conglomerates — 5.8%
Keppel Corp. Ltd.	4,887,300	22,280,764
Sembcorp Industries Ltd.(a)	4,447,300	8,623,391

		30,904,155

Security	Shares	Value

Machinery — 2.1%
Yangzijiang Shipbuilding Holdings Ltd.	10,482,000	$11,093,295

Media — 2.1%
Singapore Press Holdings Ltd.(a)	6,280,900	11,435,031

Real Estate Management & Development — 6.5%
CapitaLand Ltd.	5,122,500	12,965,475
City Developments Ltd.	1,686,700	11,134,816
UOL Group Ltd.	2,138,000	10,490,631

		34,590,922

Road & Rail — 2.8%
ComfortDelGro Corp. Ltd.	8,384,000	14,829,603

Transportation Infrastructure — 2.0%
SATS Ltd.	2,866,600	10,883,406

Total Common Stocks — 99.8% (Cost: $570,169,420)		530,113,251

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(b)(c)(d)	11,494,135	11,498,733
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	293,957	293,957

		11,792,690

Total Short-Term Investments — 2.2% (Cost: $11,789,255)		11,792,690

Total Investments in Securities — 102.0% (Cost: $581,958,675)		541,905,941

Other Assets, Less Liabilities — (2.0)%		(10,628,544)

Net Assets — 100.0%		$531,277,397

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	6,147,480	5,346,655	11,494,135	$11,498,733	$17,410	(b)	$977		$1,650
BlackRock Cash Funds: Treasury, SL Agency Shares	165,742	128,215	293,957	293,957	5,436		—		—

				$11,792,690	$22,846		$977		$1,650

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Singapore ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	40	03/28/19	$1,065	$(17,156)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$17,156

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(142,682)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$7,748

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,978,763

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$530,113,251	$—	$—	$530,113,251
Money Market Funds	11,792,690	—	—	11,792,690

	$541,905,941	$—	$—	$541,905,941

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(17,156)	$—	$—	$(17,156)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.6%
China Airlines Ltd.	27,405,761	$9,038,340
Eva Airways Corp.	20,300,893	10,191,178

		19,229,518

Auto Components — 0.6%
Cheng Shin Rubber Industry Co. Ltd.(a)	14,210,670	20,201,024

Banks — 12.2%
Chang Hwa Commercial Bank Ltd.	39,044,761	23,470,118
China Development Financial Holding Corp.	90,335,508	29,264,049
CTBC Financial Holding Co. Ltd.	109,620,325	74,263,928
E.Sun Financial Holding Co. Ltd.	62,930,217	45,188,952
First Financial Holding Co. Ltd.(a)	63,611,132	42,990,969
Hua Nan Financial Holdings Co. Ltd.(a)	52,032,529	31,953,432
Mega Financial Holding Co. Ltd.	68,005,271	60,212,943
Shanghai Commercial & Savings Bank Ltd. (The)	5,890,000	9,167,092
SinoPac Financial Holdings Co. Ltd.	74,095,724	25,881,079
Taishin Financial Holding Co. Ltd.	64,960,592	29,444,552
Taiwan Business Bank	34,510,524	12,727,063
Taiwan Cooperative Financial Holding Co. Ltd.	57,855,554	35,905,352

		420,469,529

Biotechnology — 0.3%
TaiMed Biologics Inc.(a)(b)	1,607,000	9,477,052

Capital Markets — 1.1%
Yuanta Financial Holding Co. Ltd.	64,960,248	36,831,879

Chemicals — 7.1%
Formosa Chemicals & Fibre Corp.	21,315,610	73,068,635
Formosa Plastics Corp.	27,405,518	91,273,069
Nan Ya Plastics Corp.	31,465,938	78,622,671

		242,964,375
Construction Materials — 1.7%
Asia Cement Corp.(a)	16,240,136	20,473,975
Taiwan Cement Corp.	30,450,554	37,993,315

		58,467,290

Diversified Financial Services — 0.9%
Chailease Holding Co. Ltd.	8,120,955	31,928,113

Diversified Telecommunication Services — 2.4%
Chunghwa Telecom Co. Ltd.	23,345,648	81,165,316

Electrical Equipment — 0.0%
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	2

Electronic Equipment, Instruments & Components — 14.0%
AU Optronics Corp.(a)	59,885,830	22,085,168
Delta Electronics Inc.(a)	13,282,180	66,245,825
Foxconn Technology Co. Ltd.(a)	7,105,499	14,568,160
Hon Hai Precision Industry Co. Ltd.	79,170,002	187,014,740
Innolux Corp.(a)	63,945,873	21,296,938
Largan Precision Co. Ltd.(a)	642,794	91,062,396
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	—
Synnex Technology International Corp.	11,165,364	13,604,573
Walsin Technology Corp.(a)	2,460,000	14,467,532
WPG Holdings Ltd.	12,192,604	15,767,408
Yageo Corp.(a)	2,030,125	22,823,364
Zhen Ding Technology Holding Ltd.(a)	4,060,072	11,793,753

		480,729,857

Security	Shares	Value

Food & Staples Retailing — 1.2%
President Chain Store Corp.	4,060,215	$42,018,374

Food Products — 2.3%
Standard Foods Corp.	4,060,056	6,952,218
Uni-President Enterprises Corp.	29,435,189	71,731,327

		78,683,545
Household Durables — 0.7%
Nien Made Enterprise Co. Ltd.	1,438,000	12,498,660
Tatung Co. Ltd.(a)(b)	13,195,000	11,490,130

		23,988,790

Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.	22,330,843	22,130,220

Insurance — 5.1%
Cathay Financial Holding Co. Ltd.	50,750,483	74,699,751
China Life Insurance Co. Ltd./Taiwan	19,285,605	18,015,731
Fubon Financial Holding Co. Ltd.	41,615,515	61,524,407
Shin Kong Financial Holding Co. Ltd.(a)	72,065,929	21,612,871

		175,852,760
Leisure Products — 0.5%
Giant Manufacturing Co. Ltd.	3,045,590	16,773,431

Machinery — 0.8%
Airtac International Group	1,015,000	12,631,229
Hiwin Technologies Corp.(a)	1,702,796	15,325,800

		27,957,029
Marine — 0.3%
Evergreen Marine Corp. Taiwan Ltd.	22,595,136	9,140,398

Metals & Mining — 1.9%
China Steel Corp.	79,170,977	65,597,450

Oil, Gas & Consumable Fuels — 0.9%
Formosa Petrochemical Corp.	8,120,950	30,740,684

Real Estate Management & Development — 0.6%
Highwealth Construction Corp.	7,105,790	11,024,693
Ruentex Development Co. Ltd.	6,090,076	9,597,215

		20,621,908
Semiconductors & Semiconductor Equipment — 31.6%
ASE Technology Holding Co. Ltd.	22,330,432	45,638,204
Globalwafers Co. Ltd.	1,560,000	16,980,488
MediaTek Inc.	9,393,175	85,457,703
Nanya Technology Corp.(a)	8,120,000	16,410,703
Novatek Microelectronics Corp.	4,060,544	22,561,143
Phison Electronics Corp.	1,162,698	10,578,053
Powertech Technology Inc.	6,090,036	14,168,166
Realtek Semiconductor Corp.	3,045,063	17,611,529
Taiwan Semiconductor Manufacturing Co. Ltd.	100,485,882	780,339,733
United Microelectronics Corp.	80,185,501	29,831,982
Vanguard International Semiconductor Corp.(a)	7,105,000	15,998,457
Win Semiconductors Corp.(a)	3,231,000	18,371,972
Winbond Electronics Corp.(a)	25,375,000	12,655,963

		1,086,604,096

Specialty Retail — 0.6%
Hotai Motor Co. Ltd.	2,030,000	22,063,425

Technology Hardware, Storage & Peripherals — 7.4%
Acer Inc.	23,345,737	15,436,640
Advantech Co. Ltd.(a)	2,645,614	20,201,104
Asustek Computer Inc.	4,686,857	33,426,969

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Catcher Technology Co. Ltd.	4,237,743	$32,220,424
Chicony Electronics Co. Ltd.	5,122,405	11,317,841
Compal Electronics Inc.	31,465,554	19,527,629
Inventec Corp.	19,285,868	14,914,095
Lite-On Technology Corp.	15,225,071	22,038,793
Micro-Star International Co. Ltd.	5,075,000	13,488,701
Pegatron Corp.	14,210,037	24,378,664
Quanta Computer Inc.	18,270,240	33,956,354
Wistron Corp.	22,330,921	15,491,208

		256,398,422
Textiles, Apparel & Luxury Goods — 2.1%
Eclat Textile Co. Ltd.(a)	1,407,601	16,122,020
Feng TAY Enterprise Co. Ltd.	3,045,476	19,147,714
Formosa Taffeta Co. Ltd.	8,120,515	9,380,024
Pou Chen Corp.	16,240,103	20,473,933
Ruentex Industries Ltd.	3,194,157	8,448,146

		73,571,837

Transportation Infrastructure — 0.5%
Taiwan High Speed Rail Corp.	15,225,000	16,324,956

Wireless Telecommunication Services — 1.9%
Far EasTone Telecommunications Co. Ltd.	11,165,259	26,156,814
Taiwan Mobile Co. Ltd.	11,165,609	39,907,624

		66,064,438

Total Common Stocks — 99.9% (Cost: $1,832,819,211)		3,435,995,718

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	148,703,289	$148,762,770
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	3,570,832	3,570,832

		152,333,602

Total Short-Term Investments — 4.4% (Cost: $152,281,913)		152,333,602

Total Investments in Securities — 104.3% (Cost: $1,985,101,124)		3,588,329,320

Other Assets, Less Liabilities — (4.3)%		(147,495,836)

Net Assets — 100.0%		$3,440,833,484

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	146,508,163	2,195,126	148,703,289	$148,762,770	$1,710,517	(b)	$(9,199)	$11,505
BlackRock Cash Funds: Treasury, SL Agency Shares	33,708,447	(30,137,615)	3,570,832	3,570,832	101,998		—	—

				$152,333,602	$1,812,515		$(9,199)	$11,505

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Taiwan Index	62	03/28/19	$2,345	$3,051

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Taiwan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$3,051

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,218,893)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(348,189)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,860,687

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,435,995,716	$—	$2	$3,435,995,718
Money Market Funds	152,333,602	—	—	152,333,602

	$3,588,329,318	$—	$2	$3,588,329,320

Derivative financial instruments(a)
Assets
Futures Contracts	$3,051	$—	$—	$3,051

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
Bangkok Airways PCL, NVDR(a)	2,551,000	$995,710
Thai Airways International PCL, NVDR(b)	2,283,166	949,130

		1,944,840

Auto Components — 0.3%
Sri Trang Agro-Industry PCL, NVDR(a)	2,658,645	1,341,451

Banks — 17.1%
Bangkok Bank PCL, Foreign	852,500	5,789,290
Kasikornbank PCL, NVDR	2,146,200	13,450,996
Kasikornbank PCL, Foreign	3,977,900	24,994,024
Kiatnakin Bank PCL, NVDR	1,281,173	2,866,250
Krung Thai Bank PCL, NVDR	11,981,000	7,337,828
Siam Commercial Bank PCL (The), NVDR	5,391,200	22,924,896
Thanachart Capital PCL, NVDR	2,033,700	3,597,898
Tisco Financial Group PCL, NVDR(a)	1,101,410	3,058,259
TMB Bank PCL, NVDR(a)	43,110,800	3,119,163

		87,138,604

Beverages — 0.1%
Carabao Group PCL, NVDR(a)	254,400	444,014

Building Products — 0.1%
Dynasty Ceramic PCL, NVDR(a)	8,165,540	575,248

Chemicals — 5.5%
Eastern Polymer Group PCL, NVDR(a)	3,419,000	802,875
Global Green Chemicals PCL, NVDR(b)	1,019,500	333,228
Indorama Ventures PCL, NVDR(a)	5,486,410	8,966,287
PTT Global Chemical PCL, NVDR	7,494,307	17,123,050
Vinythai PCL, NVDR	861,000	689,893

		27,915,333

Construction & Engineering — 0.8%
CH Karnchang PCL, NVDR(a)	1,473,300	1,192,198
Italian-Thai Development PCL, NVDR(a)(b)	5,984,848	459,606
Sino-Thai Engineering & Construction PCL, NVDR(a)(b)	2,573,628	1,821,242
Unique Engineering & Construction PCL, NVDR(a)	1,856,400	618,555

		4,091,601

Construction Materials — 3.9%
Siam Cement PCL (The), NVDR	1,275,900	19,191,641
TPI Polene PCL, NVDR(a)	13,094,900	880,958

		20,072,599

Consumer Finance — 1.4%
Muangthai Capital PCL, NVDR	2,188,800	3,264,533
Ratchthani Leasing PCL, NVDR(a)	3,729,349	893,505
Srisawad Corp PCL, NVDR(a)	1,925,218	3,069,963

		7,228,001

Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR(a)	1,161,900	582,563

Diversified Telecommunication Services — 1.6%
Jasmine International PCL, NVDR(a)	10,495,168	1,998,287
Thaicom PCL, NVDR(a)	1,575,500	369,971
True Corp. PCL, NVDR	34,322,718	5,881,560

		8,249,818

Electrical Equipment — 0.2%
Gunkul Engineering PCL, NVDR(a)	7,784,968	805,363

Electronic Equipment, Instruments & Components — 1.7%
Delta Electronics Thailand PCL, NVDR	1,713,144	3,941,386

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Hana Microelectronics PCL, NVDR(a)	1,931,800	$2,191,570
KCE Electronics PCL, NVDR(a)	1,809,600	1,579,183
SVI PCL, NVDR(a)	4,846,615	784,379

		8,496,518

Entertainment — 0.5%
Major Cineplex Group PCL, NVDR	1,514,200	1,333,409
RS PCL, NVDR(a)	1,586,000	900,893
Workpoint Entertainment PCL, NVDR(a)	508,500	419,548

		2,653,850

Food & Staples Retailing — 9.4%
Berli Jucker PCL, NVDR(a)	4,113,400	6,461,350
CP ALL PCL, NVDR	16,841,500	41,552,610

		48,013,960

Food Products — 3.3%
Charoen Pokphand Foods PCL, NVDR	11,342,200	9,448,084
GFPT PCL, NVDR(a)	1,786,200	821,893
Khon Kaen Sugar Industry PCL, NVDR(a)	5,439,778	545,488
Taokaenoi Food & Marketing PCL, NVDR(a)	1,211,500	419,051
Thai Union Group PCL, NVDR(a)	6,554,200	3,847,765
Thai Vegetable Oil PCL, NVDR	1,378,753	1,257,887
Thaifoods Group PCL, NVDR(a)	4,485,600	435,571

		16,775,739

Health Care Providers & Services — 4.4%
Bangkok Chain Hospital PCL, NVDR	4,210,525	2,177,915
Bangkok Dusit Medical Services PCL, NVDR	13,314,700	9,971,501
Bumrungrad Hospital PCL, NVDR(a)	1,226,976	7,261,595
Chularat Hospital PCL, NVDR	17,194,600	1,003,985
Principal Capital PCL, NVDR(b)	2,255,000	346,345
Thonburi Healthcare Group PCL, NVDR(a)	815,900	815,576
Vibhavadi Medical Center PCL, NVDR	18,314,300	1,115,858

		22,692,775

Hotels, Restaurants & Leisure — 2.0%
Erawan Group PCL (The), NVDR(a)	4,307,200	1,011,449
Minor International PCL, NVDR	7,441,710	9,150,853

		10,162,302

Independent Power and Renewable Electricity Producers — 2.7%
BCPG PCL, NVDR(a)	2,075,100	1,106,281
CK Power PCL, NVDR(a)	6,475,460	1,015,114
Electricity Generating PCL, NVDR	452,400	3,833,108
Glow Energy PCL, NVDR	1,755,300	5,068,855
Gulf Energy Development PCL, NVDR	387,200	1,111,990
Inter Far East Energy Corp., NVDR(b)(c)	3,184,500	1
SPCG PCL, NVDR(a)	1,295,500	785,214
Super Energy Corp. PCL, NVDR(a)(b)	38,335,050	717,737

		13,638,300

Industrial Conglomerates — 0.1%
Thoresen Thai Agencies PCL, NVDR(a)	3,140,489	548,122

Marine — 0.1%
Precious Shipping PCL, NVDR(a)(b)	1,944,000	564,462

Media — 0.6%
BEC World PCL, NVDR(a)(b)	3,437,500	681,773
Plan B Media PCL, NVDR(a)	3,729,000	733,671
VGI Global Media PCL, NVDR	5,989,140	1,482,437

		2,897,881

Multiline Retail — 0.7%
Robinson PCL, NVDR	1,716,300	3,512,935

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 20.1%
Bangchak Corp. PCL, NVDR	1,196,200	$1,252,665
Banpu PCL, NVDR	7,054,600	3,649,028
Energy Absolute PCL, NVDR	4,229,800	6,409,296
Energy Earth PCL, NVDR(a)(b)(c)	4,419,400	1
Esso Thailand PCL, NVDR	4,171,000	1,442,726
IRPC PCL, NVDR	34,339,400	6,429,273
Prima Marine PCL, NVDR(a)	1,859,900	354,126
PTT Exploration & Production PCL, NVDR	4,744,284	18,743,780
PTT PCL, NVDR	35,474,800	54,598,264
Siamgas & Petrochemicals PCL, NVDR(a)	2,588,900	817,439
Thai Oil PCL, NVDR	3,699,100	8,481,078

		102,177,676

Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR(a)	1,201,000	1,267,219

Real Estate Management & Development — 6.1%
Amata Corp. PCL, NVDR(a)	1,811,900	1,247,703
Ananda Development PCL, NVDR	5,245,500	612,565
AP Thailand PCL, NVDR(a)	3,308,686	740,222
Bangkok Land PCL, NVDR(a)	34,910,800	1,827,936
Central Pattana PCL, NVDR	4,621,800	11,073,253
Golden Land Property Development PCL, NVDR	1,699,400	447,601
Land & Houses PCL, NVDR	9,500,400	3,165,544
LPN Development PCL, NVDR(a)	2,030,447	451,031
MBK PCL, NVDR(a)	505,300	347,957
Origin Property PCL, NVDR(a)	2,136,900	505,193
Platinum Group PCL (The), NVDR(a)	2,963,700	686,553
Quality Houses PCL, NVDR	14,899,832	1,446,838
Sansiri PCL, NVDR	19,480,937	853,112
SC Asset Corp. PCL, NVDR(a)	5,237,304	505,241
Siam Future Development PCL, NVDR(a)	3,071,228	760,193
Singha Estate PCL, NVDR(a)(b)	8,401,300	869,123
Supalai PCL, NVDR(a)	2,087,100	1,298,125
U City PCL, NVDR(a)(b)	9,712,141	776,663
Univentures PCL, NVDR(a)	2,365,300	506,649
WHA Corp. PCL, NVDR	24,032,640	3,203,081

		31,324,583

Road & Rail — 1.3%
BTS Group Holdings PCL, NVDR	20,085,200	6,628,674

Specialty Retail — 2.4%
Beauty Community PCL, NVDR(a)	6,470,900	1,406,606
Com7 PCL, NVDR(a)	1,277,600	725,713
Home Product Center PCL, NVDR	13,536,273	6,443,287
PTG Energy PCL, NVDR(a)	2,061,100	660,599
Siam Global House PCL, NVDR(a)	4,820,741	2,906,595

		12,142,800

Textiles, Apparel & Luxury Goods — 0.1%
MC Group PCL, NVDR(a)	1,285,000	420,008

Security	Shares	Value

Transportation Infrastructure — 7.9%
Airports of Thailand PCL, NVDR(a)	14,481,000	$31,018,406
Bangkok Aviation Fuel Services PCL, NVDR(a)	675,900	750,702
Bangkok Expressway & Metro PCL, NVDR	25,730,153	8,654,966

		40,424,074

Water Utilities — 0.6%
TTW PCL, NVDR	4,817,266	1,941,429
WHA Utilities and Power PCL, NVDR(a)	4,707,100	911,172

		2,852,601

Wireless Telecommunication Services — 4.0%
Advanced Info Service PCL, NVDR(a)	3,543,919	20,467,853

Total Common Stocks — 99.7% (Cost: $540,902,794)		508,051,767

Warrants

Media — 0.0%
VGI Global Media PCL, (Expires 09/01/22)(b)	1	—

Total Warrants — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	29,015,008	29,026,614
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	802,547	802,547

		29,829,161

Total Short-Term Investments — 5.9% (Cost: $29,819,121)		29,829,161

Total Investments in Securities — 105.6% (Cost: $570,721,915)		537,880,928

Other Assets, Less Liabilities — (5.6)%		(28,467,964)

Net Assets — 100.0%		$509,412,964

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	21,003,656	8,011,352	29,015,008	$29,026,614	$760,552	(b)	$(618)		$4,509
BlackRock Cash Funds: Treasury, SL Agency Shares	1,195,576	(393,029)	802,547	802,547	8,523		—		—

				$29,829,161	$769,075		$(618)		$4,509

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1		Level 2	Level 3	Total

Investments
Assets
Common Stocks	$508,051,765		$—	$2	$508,051,767
Warrants	0	(a)	—	—	0	(a)
Money Market Funds	29,829,161		—	—	29,829,161

	$537,880,926		$—	$2	$537,880,928

(a)	Rounds to less than $1.

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,076,269,692	$146,147,432	$579,902,015	$2,260,979,383
Affiliated(c)	6,285,030	10,158,325	13,738,343	91,739,015
Foreign currency, at value(d)	5,904,519	404,503	244,821	4,678,815
Foreign currency pledged:
Futures contracts(e)	473,082	33,758	—	784,644
Receivables:
Investments sold	—	—	1,884,725	1,174,464
Securities lending income — Affiliated	847	28,378	16,201	19,485
Variation margin on futures contracts	84,322	—	—	66,293
Capital shares sold	12,789,768	—	—	—
Dividends	10,299	711,517	543,771	10,645,468

Total assets	3,101,817,559	157,483,913	596,329,876	2,370,087,567

LIABILITIES
Collateral on securities loaned, at value	4,932,375	10,082,826	12,893,603	90,714,922
Payables:
Investments purchased	11,359,986	—	2,098,663	3,064,784
Variation margin on futures contracts	—	9,973	—	42,246
Investment advisory fees	1,078,999	57,624	217,872	825,964

Total liabilities	17,371,360	10,150,423	15,210,138	94,647,916

NET ASSETS	$3,084,446,199	$147,333,490	$581,119,738	$2,275,439,651

NET ASSETS CONSIST OF:
Paid-in capital	$3,274,570,802	$218,528,326	$513,353,241	$2,785,481,730
Accumulated earnings (loss)	(190,124,603)	(71,194,836)	67,766,497	(510,042,079)

NET ASSETS	$3,084,446,199	$147,333,490	$581,119,738	$2,275,439,651

Shares outstanding	119,175,000	2,100,000	18,825,000	50,100,000

Net asset value	$25.88	$70.16	$30.87	$45.42

Shares authorized	375 million	500 million	300 million	1 billion

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$4,687,395	$9,380,644	$10,853,960	$83,918,987
(b) Investments, at cost — Unaffiliated	$2,795,447,522	$186,454,000	$430,197,091	$2,284,440,996
(c) Investments, at cost — Affiliated	$6,284,700	$10,154,817	$13,734,973	$91,722,560
(d) Foreign currency, at cost	$6,007,752	$406,895	$244,694	$4,679,879
(e) Foreign currency collateral pledged, at cost	$370,209	$34,332	$—	$785,541

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$530,113,251	$3,435,995,718	$508,051,767
Affiliated(c)	11,792,690	152,333,602	29,829,161
Foreign currency, at value(d)	1,568,755	889	—
Cash pledged:
Futures contracts(e)	—	138,000	—
Foreign currency pledged:
Futures contracts(e)	80,196	—	—
Receivables:
Investments sold	1,987,836	21,551,736	1,316,065
Securities lending income — Affiliated	5,696	323,728	122,781
Dividends	394	5,985	1,042,165

Total assets	545,548,818	3,610,349,658	540,361,939

LIABILITIES
Bank overdraft	—	22,940	—
Collateral on securities loaned, at value	11,489,408	148,735,580	29,010,443
Payables:
Investments purchased	2,554,339	19,027,463	1,552,285
Variation margin on futures contracts	25,322	22,940	—
Capital shares redeemed	—	—	156,758
Investment advisory fees	202,352	1,499,781	229,489
Foreign taxes	—	207,470	—

Total liabilities	14,271,421	169,516,174	30,948,975

NET ASSETS	$531,277,397	$3,440,833,484	$509,412,964

NET ASSETS CONSIST OF:
Paid-in capital	$734,619,735	$2,402,368,579	$574,414,188
Accumulated earnings (loss)	(203,342,338)	1,038,464,905	(65,001,224)

NET ASSETS	$531,277,397	$3,440,833,484	$509,412,964

Shares outstanding	22,600,000	101,500,000	5,650,000

Net asset value	$23.51	$33.90	$90.16

Shares authorized	300 million	900 million	200 million

Par value	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$10,894,593	$141,237,466	$27,282,112
(b) Investments, at cost — Unaffiliated	$570,169,420	$1,832,819,211	$540,902,794
(c) Investments, at cost — Affiliated	$11,789,255	$152,281,913	$29,819,121
(d) Foreign currency, at cost	$1,561,057	$893	$—
(e) Foreign currency collateral pledged, at cost	$79,216	$—	$—

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$22,327,516	$2,453,845	$8,598,430	$42,796,938
Dividends — Affiliated	30,012	1,812	7,229	21,528
Interest — Unaffiliated	—	—	—	2,375
Securities lending income — Affiliated — net	26,762	206,710	208,578	84,757
Foreign taxes withheld	—	(241,916)	—	(521,193)

Total investment income	22,384,290	2,420,451	8,814,237	42,384,405

EXPENSES
Investment advisory fees	6,044,552	656,444	1,331,214	5,233,973

Total expenses	6,044,552	656,444	1,331,214	5,233,973

Net investment income	16,339,738	1,764,007	7,483,023	37,150,432

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(49,709,659)	(1,557,819)	(19,123,938)	(35,907,508)
Investments — Affiliated	685	1,851	(2,018)	4,390
In-kind redemptions — Unaffiliated	34,556,235	(25,672,273)	—	12,337,904
Futures contracts	(245,092)	(261,165)	—	(759,930)
Foreign currency transactions	48,969	10,907	(353,147)	(260,849)

Net realized loss	(15,348,862)	(27,478,499)	(19,479,103)	(24,585,993)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	201,944,888	(8,447,856)	(18,291,321)	7,875,058
Investments — Affiliated	(426)	(854)	1,724	12,537
Futures contracts	167,450	39,324	—	210,093
Foreign currency translations	(1,154)	(10,088)	(13,332)	58,999

Net change in unrealized appreciation (depreciation)	202,110,758	(8,419,474)	(18,302,929)	8,156,687

Net realized and unrealized gain (loss)	186,761,896	(35,897,973)	(37,782,032)	(16,429,306)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$203,101,634	$(34,133,966)	$(30,299,009)	$20,721,126

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,402,505	$14,118,862	$3,774,176
Dividends — Affiliated	5,436	101,998	8,523
Interest — Unaffiliated	—	6,589	—
Securities lending income — Affiliated — net(a)	17,410	1,710,517	760,552
Foreign taxes withheld	(104,638)	(1,061,444)	(375,982)
Other foreign taxes	—	(413,241)	—

Total investment income	3,320,713	14,463,281	4,167,269

EXPENSES
Investment advisory fees	1,297,659	10,358,057	1,409,109

Total expenses	1,297,659	10,358,057	1,409,109

Net investment income	2,023,054	4,105,224	2,758,160

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(7,581,011)	(45,709,339)	(2,275,571)
Investments — Affiliated	977	(9,199)	(618)
In-kind redemptions — Unaffiliated	4,262,052	—	20,450,763
Futures contracts	(142,682)	(1,218,893)	—
Foreign currency transactions	(6,824)	11,534	14,633

Net realized gain (loss)	(3,467,488)	(46,925,897)	18,189,207

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	3,452,634	(285,859,426)	(19,998,347)
Investments — Affiliated	1,650	11,505	4,509
Futures contracts	7,748	(348,189)	—
Foreign currency translations	9,486	47,391	(6,555)

Net change in unrealized appreciation (depreciation)	3,471,518	(286,148,719)	(20,000,393)

Net realized and unrealized gain (loss)	4,030	(333,074,616)	(1,811,186)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,027,084	$(328,969,392)	$946,974

(a) Net of securities lending income tax paid of	$—	$423,790	$—

See notes to financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF
	Six Months Ended		Six Months Ended
	02/28/19	Year Ended	02/28/19	Year Ended
	(unaudited)	08/31/18	(unaudited)	08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,339,738	$66,523,413	$1,764,007	$4,235,524
Net realized gain (loss)	(15,348,862)	(39,701,210)	(27,478,499)	49,208,901
Net change in unrealized appreciation (depreciation)	202,110,758	(32,661,007)	(8,419,474)	(45,831,781)

Net increase (decrease) in net assets resulting from operations	203,101,634	(5,838,804)	(34,133,966)	7,612,644

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(27,613,711)	(100,789,012)	(2,265,403)	(4,732,916)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	179,336,822	980,802,040	(101,179,499)	92,816,668

NET ASSETS(a)
Total increase (decrease) in net assets	354,824,745	874,174,224	(137,578,868)	95,696,396
Beginning of period	2,729,621,454	1,855,447,230	284,912,358	189,215,962

End of period	$3,084,446,199	$2,729,621,454	$147,333,490	$284,912,358

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets  (continued)

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF
	Six Months Ended		Six Months Ended
	02/28/19	Year Ended	02/28/19	Year Ended
	(unaudited)	08/31/18	(unaudited)	08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,483,023	$14,176,454	$37,150,432	$102,324,651
Net realized gain (loss)	(19,479,103)	(7,368,623)	(24,585,993)	165,198,688
Net change in unrealized appreciation (depreciation)	(18,302,929)	30,835,443	8,156,687	(145,434,956)

Net increase (decrease) in net assets resulting from operations	(30,299,009)	37,643,274	20,721,126	122,088,383

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,213,721)	(30,357,233)	(58,806,922)	(129,611,494)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	63,412,409	112,710,143	(61,308,113)	(738,069,585)

NET ASSETS(a)
Total increase (decrease) in net assets	23,899,679	119,996,184	(99,393,909)	(745,592,696)
Beginning of period	557,220,059	437,223,875	2,374,833,560	3,120,426,256

End of period	$581,119,738	$557,220,059	$2,275,439,651	$2,374,833,560

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Singapore ETF		iShares MSCI Taiwan ETF
	Six Months Ended		Six Months Ended
	02/28/19	Year Ended	02/28/19	Year Ended
	(unaudited)	08/31/18	(unaudited)	08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,023,054	$27,561,521	$4,105,224	$102,838,128
Net realized gain (loss)	(3,467,488)	(7,420,348)	(46,925,897)	46,785,988
Net change in unrealized appreciation (depreciation)	3,471,518	(29,174,128)	(286,148,719)	11,762,468

Net increase (decrease) in net assets resulting from operations	2,027,084	(9,032,955)	(328,969,392)	161,386,584

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,137,014)	(31,091,826)	(104,188,903)	(104,132,193)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(39,905,080)	19,149,528	(208,899,618)	261,146,609

NET ASSETS(a)
Total increase (decrease) in net assets	(48,015,010)	(20,975,253)	(642,057,913)	318,401,000
Beginning of period	579,292,407	600,267,660	4,082,891,397	3,764,490,397

End of period	$531,277,397	$579,292,407	$3,440,833,484	$4,082,891,397

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets  (continued)

	iShares MSCI Thailand ETF
	Six Months Ended
	02/28/19	Year Ended
	(unaudited)	08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,758,160	$9,935,178
Net realized gain	18,189,207	25,014,195
Net change in unrealized appreciation (depreciation)	(20,000,393)	2,586,714

Net increase in net assets resulting from operations	946,974	37,536,087

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,630,954)	(9,963,198)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	76,255,208	52,678,820

NET ASSETS(a)
Total increase in net assets	73,571,228	80,251,709

Beginning of period	435,841,736	355,590,027

End of period	$509,412,964	$435,841,736

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$24.18		$24.69	$21.08	$19.42	$21.89	$18.91

Net investment income(a)	0.15		0.71	0.68	0.54	0.52	0.66
Net realized and unrealized gain (loss)(b)	1.82		(0.12)	3.54	1.72	(2.50)	3.04

Net increase (decrease) from investment operations	1.97		0.59	4.22	2.26	(1.98)	3.70

Distributions
From net investment income	(0.27)		(1.10)	(0.61)	(0.60)	(0.49)	(0.72)

Total distributions	(0.27)		(1.10)	(0.61)	(0.60)	(0.49)	(0.72)

Net asset value, end of period	$25.88		$24.18	$24.69	$21.08	$19.42	$21.89

Total Return
Based on net asset value	8.30	%(c)	2.83%	20.38%	11.94%	(9.29)%	19.87%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.48%	0.49%	0.48%	0.48%	0.48%

Net investment income	1.33	%(d)	2.83%	3.08%	2.73%	2.36%	3.24%

Supplemental Data
Net assets, end of period (000)	$3,084,446		$2,729,621	$1,855,447	$1,596,576	$2,722,224	$3,221,312

Portfolio turnover rate(e)	3	%(c)	7%	8%	9%	7%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$77.00		$72.78	$60.95	$56.79	$56.61	$49.44

Net investment income(a)	0.47		0.94	1.02	0.84	0.70	0.70
Net realized and unrealized gain (loss)(b)	(6.78)		4.24	12.62	4.29	0.71	7.61

Net increase (decrease) from investment operations	(6.31)		5.18	13.64	5.13	1.41	8.31

Distributions
From net investment income	(0.53)		(0.96)	(1.81)	(0.97)	(1.23)	(1.14)

Total distributions	(0.53)		(0.96)	(1.81)	(0.97)	(1.23)	(1.14)

Net asset value, end of period	$70.16		$77.00	$72.78	$60.95	$56.79	$56.61

Total Return
Based on net asset value	(8.16	)%(c)	7.09%	22.81%	9.10%	2.63%	16.94%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	1.32	%(d)	1.18%	1.53%	1.44%	1.26%	1.31%

Supplemental Data
Net assets, end of period (000)	$147,333		$284,912	$189,216	$164,553	$159,004	$169,837

Portfolio turnover rate(e)	5	%(c)	9%	8%	12%	10%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17	(a)	Year Ended 08/31/16	(a)	Year Ended 08/31/15	(a)	Year Ended 08/31/14	(a)

Net asset value, beginning of period	$32.87		$32.03		$33.13		$40.75		$64.53		$58.40

Net investment income(b)	0.42		0.91		0.56		1.00		1.44		2.16
Net realized and unrealized gain (loss)(c)	(1.91)		2.06		(0.05)		2.79		(23.47)		6.06

Net increase (decrease) from investment operations	(1.49)		2.97		0.51		3.79		(22.03)		8.22

Distributions
From net investment income	(0.51)		(2.13)		(1.61)		(1.81)		(1.57)		(2.09)
From net realized gain	—		—		—		(9.60)		(0.18)		—

Total distributions	(0.51)		(2.13)		(1.61)		(11.41)		(1.75)		(2.09)

Net asset value, end of period	$30.87		$32.87		$32.03		$33.13		$40.75		$64.53

Total Return
Based on net asset value	(4.42	)%(d)	9.59%		2.14%		12.58%		(34.62)%		14.17%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%		0.49%		0.48%		0.48%		0.48%

Net investment income	2.77	%(e)	2.69%		2.73%		2.86%		2.61%		3.48%

Supplemental Data
Net assets, end of period (000)	$581,120		$557,220		$437,224		$335,455		$263,579		$786,461

Portfolio turnover rate(f)	26	%(d)(g)	63	%(g)	24	%(g)	72	%(g)	24	%(g)	16	%(g)

(a) Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Not annualized.

(e) Annualized.

(f)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(g) Portfolio turnover rate excluding cash creations was as follows:	4%		17%		10%		17%		5%		10%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$46.02		$46.43	$40.94	$38.01	$51.21	$44.56

Net investment income(a)	0.73		1.66	1.60	1.54	1.97	1.88
Net realized and unrealized gain (loss)(b)	(0.16)		0.03	5.55	2.98	(13.09)	6.51

Net increase (decrease) from investment operations	0.57		1.69	7.15	4.52	(11.12)	8.39

Distributions
From net investment income	(1.17)		(2.10)	(1.66)	(1.59)	(2.08)	(1.74)

Total distributions	(1.17)		(2.10)	(1.66)	(1.59)	(2.08)	(1.74)

Net asset value, end of period	$45.42		$46.02	$46.43	$40.94	$38.01	$51.21

Total Return
Based on net asset value	1.49	%(c)	3.63%	18.06%	12.20%	(22.19)%	19.25%

Ratios to Average Net Assets
Total expenses	0.48	%(d)	0.48%	0.49%	0.49%	0.49%	0.49%

Net investment income	3.43	%(d)	3.52%	3.69%	4.00%	4.31%	3.90%

Supplemental Data
Net assets, end of period (000)	$2,275,440		$2,374,834	$3,120,426	$2,357,962	$1,984,205	$3,472,048

Portfolio turnover rate(e)	3	%(c)	6%	3%	6%	7%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)	Year Ended 08/31/14 (a)

Net asset value, beginning of period	$23.84		$24.70	$21.22	$21.25	$27.93	$24.98

Net investment income(b)	0.09		1.04	0.56	0.84	0.82	0.80
Net realized and unrealized gain (loss)(c)	0.02		(0.77)	3.84	(0.24)	(6.64)	3.05

Net increase (decrease) from investment operations	0.11		0.27	4.40	0.60	(5.82)	3.85

Distributions
From net investment income	(0.44)		(1.13)	(0.92)	(0.63)	(0.86)	(0.90)

Total distributions	(0.44)		(1.13)	(0.92)	(0.63)	(0.86)	(0.90)

Net asset value, end of period	$23.51		$23.84	$24.70	$21.22	$21.25	$27.93

Total Return
Based on net asset value	0.60	%(d)	0.91%	21.51%	2.87%	(21.27)%	15.65%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	0.77	%(e)	4.03%	3.00%	3.96%	3.15%	2.99%

Supplemental Data
Net assets, end of period (000)	$531,277		$579,292	$600,268	$562,418	$609,927	$984,455

Portfolio turnover rate(f)	3	%(d)	26%	12%	7%	10%	4%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17	(a)	Year Ended 08/31/16	(a)	Year Ended 08/31/15	(a)	Year Ended 08/31/14	(a)

Net asset value, beginning of period	$37.91		$37.35		$30.30		$27.17		$32.89		$27.21

Net investment income(b)	0.04		0.98		0.87		0.68		0.74		0.58
Net realized and unrealized gain (loss)(c)	(3.05)		0.60		6.88		3.25		(5.88)		5.62

Net increase (decrease) from investment operations	(3.01)		1.58		7.75		3.93		(5.14)		6.20

Distributions
From net investment income	(1.00)		(1.02)		(0.70)		(0.80)		(0.58)		(0.52)

Total distributions	(1.00)		(1.02)		(0.70)		(0.80)		(0.58)		(0.52)

Net asset value, end of period	$33.90		$37.91		$37.35		$30.30		$27.17		$32.89

Total Return
Based on net asset value	(7.75	)%(d)	4.43%		26.17%		15.02%		(15.79)%		23.24%

Ratios to Average Net Assets
Total expenses	0.59	%(e)	0.59%		0.62%		0.64%		0.62%		0.62%

Net investment income	0.23	%(e)	2.65%		3.10%		2.51%		2.36%		1.98%

Supplemental Data
Net assets, end of period (000)	$3,440,833		$4,082,891		$3,764,790		$2,656,889		$3,276,410		$3,298,664

Portfolio turnover rate(f)	3	%(d)(g)	12	%(g)	11	%(g)	27	%(g)	14	%(g)	11	%(g)

(a) Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Not annualized.

(e) Annualized.

(f)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(g) Portfolio turnover rate excluding cash creations was as follows:	3%		11%		8%		9%		4%		4%

See notes to financial statements.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$90.80		$82.70	$75.94	$65.01	$83.41	$67.73

Net investment income(a)	0.50		2.12	1.99	2.05	1.66	1.67
Net realized and unrealized gain (loss)(b)	(0.53)		8.13	6.90	10.54	(17.98)	15.84

Net increase (decrease) from investment operations	(0.03)		10.25	8.89	12.59	(16.32)	17.51

Distributions
From net investment income	(0.61)		(2.15)	(2.13)	(1.66)	(2.08)	(1.83)

Total distributions	(0.61)		(2.15)	(2.13)	(1.66)	(2.08)	(1.83)

Net asset value, end of period	$90.16		$90.80	$82.70	$75.94	$65.01	$83.41

Total Return
Based on net asset value	0.02	%(c)	12.55%	12.01%	19.87%	(19.92)%	26.18%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%	0.62%	0.63%	0.62%	0.62%

Net investment income	1.16	%(d)	2.30%	2.63%	3.08%	2.09%	2.24%

Supplemental Data
Net assets, end of period (000)	$509,413		$435,842	$355,590	$448,075	$237,304	$571,370

Portfolio turnover rate(e)	1	%(c)	10%	7%	16%	13%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Hong Kong
Goldman Sachs & Co.	$1,101,141	$1,101,141		$—	$—
Morgan Stanley & Co. LLC	3,586,254	3,586,254		—	—

	$4,687,395	$4,687,395		$—	$—

MSCI Japan Small-Cap
Barclays Capital Inc.	$323,369	$323,369		$—	$—
BMO Capital Markets	11,095	11,095		—	—
Citigroup Global Markets Inc.	642,398	642,398		—	—
Credit Suisse Securities (USA) LLC	2,403,232	2,403,232		—	—
Goldman Sachs & Co.	1,338,159	1,338,159		—	—
HSBC Bank PLC	271,285	271,285		—	—
JPMorgan Securities LLC	2,339,356	2,339,356		—	—
Macquarie Bank Limited	86,022	86,022		—	—
Merrill Lynch, Pierce, Fenner & Smith	146,427	146,427		—	—
Morgan Stanley & Co. LLC	1,306,691	1,306,691		—	—
UBS AG	512,610	512,610		—	—

	$9,380,644	$9,380,644		$—	$—

MSCI Malaysia
JPMorgan Securities PLC	$1,636,380	$1,636,380		$—	$—
Macquarie Bank Limited	5,625,429	5,625,429		—	—
Morgan Stanley & Co. International PLC	2,908,994	2,908,994		—	—
UBS AG	683,157	683,157		—	—

	$10,853,960	$10,853,960		$—	$—

MSCI Pacific ex Japan
Barclays Capital Inc.	$949,831	$949,831		$—	$—
Citigroup Global Markets Inc.	2,137,451	2,137,451		—	—
Credit Suisse Securities (USA) LLC	3,779,734	3,779,734		—	—
Goldman Sachs & Co.	19,920,464	19,920,464		—	—
HSBC Bank PLC	40,137	40,137		—	—
Jefferies LLC	1,190,036	1,190,036		—	—
JPMorgan Securities LLC	716,631	716,631		—	—
Macquarie Bank Limited	437,346	437,346		—	—
Merrill Lynch, Pierce, Fenner & Smith	2,854,106	2,854,106		—	—
Morgan Stanley & Co. LLC	51,231,723	51,231,723		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	277,663	277,663		—	—
State Street Bank & Trust Company	383,865	383,865		—	—

	$83,918,987	$83,918,987		$—	$—

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Singapore
Goldman Sachs & Co.	$10,880,596	$10,880,596		$—	$—
JPMorgan Securities LLC	13,997	13,997		—	—

	$10,894,593	$10,894,593		$—	$—

MSCI Taiwan
Citigroup Global Markets Ltd.	$33,270,889	$33,270,889		$—	$—
Credit Suisse Securities (Europe) Ltd.	8,100,416	8,100,416		—	—
JPMorgan Securities PLC	11,561,809	11,561,809		—	—
Morgan Stanley & Co. International PLC	85,487,007	85,487,007		—	—
UBS Ltd.	2,817,345	2,817,345		—	—

	$141,237,466	$141,237,466		$—	$—

MSCI Thailand
Barclays Capital Inc.	$855,340	$855,340		$—	$—
Credit Suisse Securities (USA) LLC	7,358,084	7,358,084		—	—
Goldman Sachs & Co.	12,062,716	12,062,716		—	—
JPMorgan Securities LLC	838,603	838,603		—	—
Macquarie Bank Limited	176,406	176,406		—	—
Merrill Lynch, Pierce, Fenner & Smith	286,723	286,723		—	—
Morgan Stanley & Co. LLC	3,787,751	3,787,751		—	—
Scotia Capital (USA) Inc.	621,930	621,930		—	—
SG Americas Securities LLC	43,894	43,894		—	—
UBS AG	1,250,665	1,250,665		—	—

	$27,282,112	$27,282,112		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Hong Kong	$5,733
MSCI Japan Small-Cap	41,735
MSCI Malaysia	39,135
MSCI Pacific ex Japan	24,316
MSCI Singapore	4,678
MSCI Taiwan	437,881
MSCI Thailand	149,954

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Hong Kong	$306,452	$—
MSCI Japan Small-Cap	2,720,444	6,650,722
MSCI Pacific ex Japan	4,550,597	5,396,534
MSCI Singapore	633,076	635,923

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.    PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Hong Kong	$488,967,770	$69,333,395
MSCI Japan Small-Cap	11,995,023	13,682,831
MSCI Malaysia	202,964,527	141,281,580
MSCI Pacific ex Japan	70,771,588	81,443,404
MSCI Singapore	16,865,269	34,548,315
MSCI Taiwan	114,869,091	389,060,897
MSCI Thailand	18,394,393	5,903,658

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Hong Kong	$39,774,385	$285,853,464
MSCI Japan Small-Cap	82,343,997	182,624,846
MSCI Pacific ex Japan	48,931,018	117,945,068
MSCI Singapore	29,961,528	57,803,778
MSCI Thailand	203,520,049	140,008,633

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (unaudited) (continued)

8.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI Hong Kong	$346,332,497	$34,565,959	$380,898,456
MSCI Japan Small-Cap	2,546,470	203,697	2,750,167
MSCI Malaysia	25,388,537	—	25,388,537
MSCI Pacific ex Japan	347,439,805	36,600,987	384,040,792
MSCI Singapore	125,868,470	11,588,528	137,456,998
MSCI Taiwan	290,527,903	19,669,958	310,197,861
MSCI Thailand	41,255,985	1,304,910	42,560,895

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Hong Kong	$2,875,210,378	$414,747,287	$(207,447,740)	$207,299,547
MSCI Japan Small-Cap	197,573,113	2,242,913	(43,472,750)	(41,229,837)
MSCI Malaysia	481,255,137	158,542,695	(46,157,474)	112,385,221
MSCI Pacific ex Japan	2,451,422,059	317,687,066	(416,127,343)	(98,440,277)
MSCI Singapore	593,943,994	25,878,081	(77,933,290)	(52,055,209)
MSCI Taiwan	2,192,445,667	1,657,813,723	(261,927,019)	1,395,886,704
MSCI Thailand	579,546,272	18,578,965	(60,244,309)	(41,665,344)

9.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers.

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples there of (”Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/28/19		08/31/18

iShares ETF	Shares	Amount	Shares	Amount

MSCI Hong Kong
Shares sold	20,400,000	$499,894,704	38,250,000	$993,462,562
Shares redeemed	(14,100,000)	(320,557,882)	(525,000)	(12,660,522)

Net increase	6,300,000	$179,336,822	37,725,000	$980,802,040

MSCI Japan Small-Cap
Shares sold	1,100,000	$83,431,946	5,500,000	$444,537,508
Shares redeemed	(2,700,000)	(184,611,445)	(4,400,000)	(351,720,840)

Net increase (decrease)	(1,600,000)	$(101,179,499)	1,100,000	$92,816,668

MSCI Malaysia
Shares sold	6,000,000	$186,415,217	11,025,000	$376,972,344
Shares redeemed	(4,125,000)	(123,002,808)	(7,725,000)	(264,262,201)

Net increase	1,875,000	$63,412,409	3,300,000	$112,710,143

MSCI Pacific ex Japan
Shares sold	1,500,000	$64,545,548	4,500,000	$212,570,632
Shares redeemed	(3,000,000)	(125,853,661)	(20,100,000)	(950,640,217)

Net decrease	(1,500,000)	$(61,308,113)	(15,600,000)	$(738,069,585)

MSCI Singapore
Shares sold	1,900,000	$43,091,178	11,150,000	$295,823,970
Shares redeemed	(3,600,000)	(82,996,258)	(11,150,000)	(276,674,442)

Net increase (decrease)	(1,700,000)	$(39,905,080)	—	$19,149,528

MSCI Taiwan
Shares sold	100,000	$7,381,062	8,100,000	$304,794,945
Shares redeemed	(6,300,000)	(216,280,680)	(1,200,000)	(43,648,336)

Net increase (decrease)	(6,200,000)	$(208,899,618)	6,900,000	$261,146,609

MSCI Thailand
Shares sold	2,500,000	$219,570,425	2,250,000	$213,303,678
Shares redeemed	(1,650,000)	(143,315,217)	(1,750,000)	(160,624,858)

Net increase	850,000	$76,255,208	500,000	$52,678,820

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokeragecosts) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively,“Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of usingstop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.    REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Hong Kong	$100,789,012
MSCI Japan Small-Cap	4,732,916
MSCI Malaysia	30,357,233
MSCI Pacific ex Japan	129,611,494
MSCI Singapore	31,091,826
MSCI Taiwan	104,132,193
MSCI Thailand	9,963,198

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Hong Kong	$10,599,938
MSCI Japan Small-Cap	322,056
MSCI Malaysia	(8,245,264)
MSCI Pacific ex Japan	5,556,042
MSCI Singapore	(2,982,920)
MSCI Taiwan	83,026,169
MSCI Thailand	1,914,983

13.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
MSCI Japan Small-Cap(a)	$0.453993	$—	$0.072845	$0.526838	86%	—%	14%	100%
MSCI Pacific ex Japan(a)	0.801732	—	0.365072	1.166804	69	—	31	100
MSCI Singapore(a)	0.068622	—	0.375011	0.443633	15	—	85	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	65

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	67

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶	iShares MSCI Brazil ETF | EWZ | NYSE Arca

▶	iShares MSCI Chile ETF | ECH | Cboe BZX

▶	iShares MSCI Colombia ETF | ICOL | NYSE Arca

▶	iShares MSCI Israel ETF | EIS | NYSE Arca

▶	iShares MSCI Russia ETF | ERUS | NYSE Arca

▶	iShares MSCI South Africa ETF | EZA | NYSE Arca

▶	iShares MSCI Turkey ETF | TUR | NASDAQ

▶	iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI Brazil ETF

Investment Objective

The iShares MSCI Brazil ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	36.75%	(2.06)%	3.72%	5.39%	(2.06)%	20.04%	69.03%
Fund Market	34.45	(2.45)	3.66	5.35	(2.45)	19.69	68.43
Index	37.37	(1.34)	4.41	6.00	(1.34)	24.05	79.13

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,367.50	$3.46		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	36.5%
Materials	14.9
Energy	13.4
Consumer Staples	10.5
Consumer Discretionary	6.8
Industrials	6.6
Utilities	5.5
Communication Services	2.4
Real Estate	1.6
Information Technology	1.1
Health Care	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Itau Unibanco Holding SA (Preferred)	10.6%
Vale SA	9.2
Banco Bradesco SA (Preferred)	8.9
Petroleo Brasileiro SA (Preferred)	6.2
Petroleo Brasileiro SA	5.1
B3 SA — Brasil, Bolsa, Balcao	4.7
Ambev SA	4.3
Banco do Brasil SA	3.0
Itausa-Investimentos Itau SA (Preferred)	2.8
Lojas Renner SA	2.3

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI Chile ETF

Investment Objective

The iShares MSCI Chile ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.86%	(14.48)%	2.37%	4.87%	(14.48)%	12.40%	60.83%
Fund Market	4.19	(14.19)	2.41	4.72	(14.19)	12.64	58.64
Index	4.14	(14.76)	2.47	5.43	(14.76)	12.99	69.66

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,038.60	$2.98		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Utilities	21.7%
Financials	20.6
Materials	13.6
Consumer Staples	12.0
Consumer Discretionary	10.4
Energy	8.0
Industrials	6.8
Real Estate	2.7
Communication Services	2.7
Information Technology	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
SACI Falabella	8.3%
Empresas COPEC SA	8.0
Banco Santander Chile	7.6
Sociedad Quimica y Minera de Chile SA (Preferred), Series B	7.2
Enel Americas SA	7.2
Empresas CMPC SA	4.8
Latam Airlines Group SA	4.6
Banco de Credito e Inversiones SA	4.5
Banco de Chile	4.3
Enel Chile SA	4.2

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Fund Summary as of February 28, 2019	iShares® MSCI Colombia ETF

Investment Objective

The iShares MSCI Colombia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Colombian equities, as represented by the MSCI All Colombia Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(2.94)%	(6.97)%	(8.41)%	(8.84)%	(6.97)%	(35.54)%	(41.00)%
Fund Market	(4.26)	(8.93)	(8.54)	(8.93)	(8.93)	(35.99)	(41.32)
Index	(2.79)	(6.81)	(8.01)	(8.57)	(6.81)	(34.14)	(39.99)

The inception date of the Fund was 6/18/13. The first day of secondary market trading was 6/20/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$970.60	$2.98		$1,000.00	$1,021.80	$3.06		0.61%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	37.9%
Energy	27.1
Utilities	12.5
Materials	10.2
Consumer Staples	8.7
Industrials	2.7
Communication Services	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Ecopetrol SA	18.7%
Bancolombia SA (Preferred)	15.8
Bancolombia SA	7.5
Grupo Energia Bogota SA ESP	4.7
Canacol Energy Ltd.	4.6
Banco Davivienda SA (Preferred)	4.5
Interconexion Electrica SA ESP	4.4
Almacenes Exito SA	4.4
Grupo de Inversiones Suramericana SA	4.3
Grupo Nutresa SA	4.3

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® MSCI Israel ETF

Investment Objective

The iShares MSCI Israel ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.65)%	6.29%	3.40%	8.02%	6.29%	18.18%	116.34%
Fund Market	(3.73)	6.45	3.13	8.30	6.45	16.64	121.98
Index	(3.31)	6.94	3.90	8.42	6.94	21.06	124.39

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$963.50	$2.87		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	30.4%
Financials	26.0
Health Care	14.4
Real Estate	10.3
Industrials	5.6
Materials	4.0
Energy	3.4
Communication Services	2.6
Consumer Staples	2.2
Other (each representing less than 1%)	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Teva Pharmaceutical Industries Ltd.	14.1%
Check Point Software Technologies Ltd.	13.8
Bank Leumi Le-Israel BM	8.9
Bank Hapoalim BM	6.5
Nice Ltd.	4.6
Israel Discount Bank Ltd., Class A	3.9
Wix. com Ltd.	3.9
Israel Chemicals Ltd.	3.2
CyberArk Software Ltd.	3.1
Elbit Systems Ltd.	3.0

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Russia ETF

Investment Objective

The iShares MSCI Russia ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	10.13%	(5.24)%	2.16%	(1.25)%	(5.24)%	11.29%	(9.90)%
Fund Market	9.87	(4.59)	2.50	(1.34)	(4.59)	13.12	(10.60)
Index	10.43	(4.36)	2.83	(0.62)	(4.36)	14.97	(5.05)

The inception date of the Fund was 11/9/10. The first day of secondary market trading was 11/10/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,101.30	$3.07		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Energy	49.7%
Materials	21.5
Financials	17.7
Consumer Staples	6.1
Communication Services	3.0
Utilities	2.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
LUKOIL PJSC	19.5%
Gazprom PJSC	11.7
Sberbank of Russia PJSC	9.7
Sberbank of Russia PJSC	4.9
MMC Norilsk Nickel PJSC	4.8
Novatek PJSC	4.6
Tatneft PJSC	4.6
Magnit PJSC	3.6
Alrosa PJSC	3.1
Mobile TeleSystems PJSC	3.0

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2019	iShares® MSCI South Africa ETF

Investment Objective

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.38%	(22.28)%	(0.10)%	8.85%	(22.28)%	(0.50)%	133.40%
Fund Market	0.00	(22.04)	(0.07)	8.87	(22.04)	(0.34)	133.86
Index	0.57	(21.95)	0.51	9.55	(21.95)	2.56	149.00

Index performance through August 31, 2017 reflects the performance of the MSCI South Africa Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI South Africa 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,003.80	$2.93		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	33.6%
Consumer Discretionary	26.2
Materials	13.0
Consumer Staples	8.3
Communication Services	6.6
Real Estate	6.4
Health Care	3.1
Industrials	1.8
Energy	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Naspers Ltd., Class N	21.8%
Standard Bank Group Ltd.	5.8
Sasol Ltd.	5.5
FirstRand Ltd.	5.0
MTN Group Ltd.	3.3
Sanlam Ltd.	3.3
Absa Group Ltd.	3.1
Old Mutual Ltd.	2.7
Nedbank Group Ltd.	2.7
Remgro Ltd.	2.6

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Turkey ETF

Investment Objective

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	40.11%	(35.18)%	(5.78)%	4.89%	(35.18)%	(25.75)%	61.20%
Fund Market	38.45	(35.35)	(5.82)	4.80	(35.35)	(25.91)	59.81
Index	40.41	(35.02)	(5.56)	5.31	(35.02)	(24.89)	67.69

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,401.10	$3.51		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	28.6%
Industrials	22.9
Consumer Staples	13.9
Materials	11.2
Energy	7.8
Communication Services	6.9
Consumer Discretionary	5.3
Utilities	1.5
Real Estate	1.1
Health Care	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Turkiye Garanti Bankasi AS	9.0%
Akbank T. A. S	8.5
BIM Birlesik Magazalar AS	8.0
Tupras Turkiye Petrol Rafinerileri AS	7.8
Turkcell Iletisim Hizmetleri AS	6.9
KOC Holding AS	6.2
Eregli Demir ve Celik Fabrikalari TAS	4.6
Turkiye Is Bankasi AS, Class C	4.0
Aselsan Elektronik Sanayi Ve Ticaret AS	3.7
Haci Omer Sabanci Holding AS	3.7

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2019	iShares® MSCI USA Equal Weighted ETF

Investment Objective

The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(2.55)%	4.93%	9.35%	11.96%	4.93%	56.36%	170.81%
Fund Market	(2.55)	4.95	9.32	11.95	4.95	56.17	170.76
Index	(2.51)	5.06	9.49	12.13	5.06	57.35	174.40

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Equal Weighted Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$974.50	$0.73		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	15.1%
Financials	14.5
Industrials	13.8
Consumer Discretionary	12.7
Health Care	11.1
Real Estate	6.3
Consumer Staples	5.7
Communication Services	5.5
Energy	5.3
Utilities	5.1
Materials	4.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Wayfair Inc., Class A	0.2%
MercadoLibre Inc.	0.2
WABCO Holdings Inc.	0.2
Garmin Ltd.	0.2
Best Buy Co. Inc.	0.2
Danaher Corp.	0.2
Zillow Group Inc., Class C	0.2
Albemarle Corp.	0.2
CoStar Group Inc.	0.2
Jazz Pharmaceuticals PLC	0.2

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Embraer SA	17,036,087	$86,673,832

Banks — 6.1%
Banco Bradesco SA	15,173,324	155,890,454
Banco do Brasil SA	19,508,587	263,218,319
Banco Santander Brasil SA	10,454,575	125,279,275

		544,388,048

Beverages — 4.3%
Ambev SA	83,188,155	382,196,363

Capital Markets — 4.6%
B3 SA — Brasil, Bolsa, Balcao	47,324,977	413,782,013

Containers & Packaging — 1.0%
Klabin SA	18,369,500	88,363,650

Diversified Consumer Services — 1.2%
Kroton Educacional SA	35,429,819	103,637,121

Electric Utilities — 1.8%
Centrais Eletricas Brasileiras SA(a)	6,623,300	65,310,215
Equatorial Energia SA	4,504,500	98,647,980

		163,958,195

Food & Staples Retailing — 1.8%
Atacadao Distribuicao Comercio e Industria Ltda	12,036,300	62,648,777
Raia Drogasil SA	5,886,100	102,662,436

		165,311,213

Food Products — 2.3%
BRF SA(a)	13,882,850	76,146,983
JBS SA	25,425,507	91,051,146
M. Dias Branco SA	3,389,800	42,464,584

		209,662,713

Independent Power and Renewable Electricity Producers — 0.7%
Engie Brasil Energia SA	6,019,443	66,065,002

Insurance — 3.3%
BB Seguridade Participacoes SA	16,424,895	119,565,265
IRB Brasil Resseguros S/A	3,117,200	73,976,615
Porto Seguro SA	3,230,720	48,276,661
Sul America SA	6,445,349	52,246,813

		294,065,354

Internet & Direct Marketing Retail — 0.8%
B2W Cia. Digital(a)	5,320,000	68,587,961

IT Services — 1.1%
Cielo SA	32,528,896	94,284,141

Machinery — 1.2%
WEG SA	21,269,681	104,469,708

Metals & Mining — 9.8%
Cia. Siderurgica Nacional SA(a)	19,517,769	68,073,440
Vale SA	64,653,032	811,987,950

		880,061,390

Multiline Retail — 3.3%
Lojas Renner SA	17,332,890	200,031,326
Magazine Luiza SA	2,068,800	95,688,033

		295,719,359

Oil, Gas & Consumable Fuels — 7.1%
Cosan SA	5,119,050	59,650,019

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA	56,637,269	$450,953,631
Ultrapar Participacoes SA	9,057,055	128,988,016

		639,591,666

Paper & Forest Products — 1.9%
Suzano Papel e Celulose SA	13,455,430	170,998,145

Personal Products — 0.8%
Natura Cosmeticos SA	5,587,565	72,082,233

Pharmaceuticals — 0.7%
Hypera SA	9,268,500	66,481,608

Real Estate Management & Development — 1.5%
BR Malls Participacoes SA	22,548,338	80,507,232
Multiplan Empreendimentos Imobiliarios SA	8,482,338	56,929,657

		137,436,889

Road & Rail — 3.1%
Localiza Rent a Car SA	14,667,431	135,126,922
Rumo SA(a)	27,395,290	142,153,815

		277,280,737

Specialty Retail — 0.3%
Petrobras Distribuidora SA	4,138,700	26,982,525

Transportation Infrastructure — 1.3%
CCR SA	31,165,065	118,253,150

Water Utilities — 1.1%
Cia. de Saneamento Basico do Estado de Sao Paulo	9,202,600	96,559,512

Wireless Telecommunication Services — 0.8%
TIM Participacoes SA	22,965,825	72,383,455

Total Common Stocks — 62.9% (Cost: $4,057,551,549)		5,639,275,983

Preferred Stocks

Banks — 22.0%
Banco Bradesco SA, Preference Shares, NVS	68,075,289	785,445,705
Itau Unibanco Holding SA, Preference Shares, NVS	99,598,047	935,628,077
Itausa-Investimentos Itau SA, Preference Shares, NVS	75,823,127	250,098,548

		1,971,172,330

Chemicals — 0.8%
Braskem SA, Class A, Preference Shares, NVS	4,886,256	70,878,562

Diversified Telecommunication Services — 1.5%
Telefonica Brasil SA, Preference Shares, NVS	10,952,664	136,650,930

Electric Utilities — 1.8%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	6,652,546	69,128,649
Cia. Energetica de Minas Gerais, Preference Shares, NVS	23,949,970	91,961,754

		161,090,403

Food & Staples Retailing — 1.2%
Cia. Brasileira de Distribuicao, Preference Shares, NVS	4,180,064	103,781,284

Metals & Mining — 1.2%
Gerdau SA, Preference Shares, NVS	26,052,326	105,174,912

Multiline Retail — 1.1%
Lojas Americanas SA, Preference Shares, NVS	19,379,017	102,882,802

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 6.1%
Petroleo Brasileiro SA, Preference Shares, NVS	76,193,683	$549,776,965

Total Preferred Stocks — 35.7% (Cost: $1,952,619,450)		3,201,408,188

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	3,782,612	3,782,612

Total Short-Term Investments — 0.1% (Cost: $3,782,612)		3,782,612

Total Investments in Securities — 98.7% (Cost: $6,013,953,611)		8,844,466,783

Other Assets, Less Liabilities — 1.3%		120,686,680

Net Assets — 100.0%		$8,965,153,463

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,435,968	346,644	3,782,612	$3,782,612	$94,841	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	2,341	03/15/19	$122,516	$2,856,714

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$2,856,714

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Brazil ETF

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3,360,937)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,186,311

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$72,117,277

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,639,275,983	$—	$—	$5,639,275,983
Preferred Stocks	3,201,408,188	—	—	3,201,408,188
Money Market Funds	3,782,612	—	—	3,782,612

	$8,844,466,783	$—	$—	$8,844,466,783

Derivative financial instruments(a)
Assets
Futures Contracts	$2,856,714	$—	$—	$2,856,714

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.6%
Latam Airlines Group SA	1,865,499	$21,708,246

Banks — 19.4%
Banco de Chile	129,036,796	20,515,437
Banco de Credito e Inversiones SA	313,021	21,435,001
Banco Santander Chile	450,816,959	36,006,150
Grupo Security SA	5,030,384	2,211,656
Itau CorpBanca	1,214,486,243	11,517,519

		91,685,763

Beverages — 4.9%
Cia. Cervecerias Unidas SA	1,128,823	15,988,750
Vina Concha y Toro SA	3,335,638	7,162,077

		23,150,827

Construction & Engineering — 1.9%
Besalco SA	4,294,123	4,262,482
Salfacorp SA	3,182,786	4,906,203

		9,168,685

Diversified Financial Services — 1.3%
Inversiones La Construccion SA	334,916	6,044,931

Electric Utilities — 13.3%
Enel Americas SA	196,172,568	34,152,137
Enel Chile SA	188,684,582	19,827,261
Engie Energia Chile SA	4,419,193	8,809,029

		62,788,427

Food & Staples Retailing — 4.4%
Cencosud SA	9,270,047	17,285,118
SMU SA(a)	13,725,264	3,700,524

		20,985,642

Independent Power and Renewable Electricity Producers — 4.6%
AES Gener SA	25,685,898	7,692,139
Colbun SA	61,366,114	14,197,635

		21,889,774

IT Services — 1.5%
SONDA SA	4,266,952	7,141,072

Marine — 0.3%
Cia. Sud Americana de Vapores SA(a)	37,879,478	1,237,920

Metals & Mining — 1.6%
CAP SA	672,433	7,424,309

Multiline Retail — 9.4%
Ripley Corp. SA	6,337,870	5,342,655
SACI Falabella	5,058,665	39,398,605

		44,741,260

Oil, Gas & Consumable Fuels — 8.0%
Empresas COPEC SA	2,786,524	37,872,811

Security	Shares	Value

Paper & Forest Products — 4.8%
Empresas CMPC SA	6,113,181	$22,965,564

Real Estate Management & Development — 2.7%
Parque Arauco SA	4,656,593	12,800,164

Specialty Retail — 0.3%
Empresas Tricot SA	900,610	1,292,824

Textiles, Apparel & Luxury Goods — 0.6%
Forus SA	1,083,733	3,076,969

Water Utilities — 3.8%
Aguas Andinas SA, Class A	20,576,785	12,066,560
Inversiones Aguas Metropolitanas SA	3,730,252	5,764,922

		17,831,482

Wireless Telecommunication Services — 2.7%
Empresa Nacional de Telecomunicaciones SA	1,212,004	12,771,088

Total Common Stocks — 90.1% (Cost: $313,654,549)		426,577,758

Preferred Stocks

Beverages — 2.7%
Coca-Cola Embonor SA, Class B, Preference Shares	951,836	2,543,462
Embotelladora Andina SA, Class B, Preference Shares	2,722,343	10,206,318

		12,749,780

Chemicals — 7.2%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	822,480	34,226,824

Total Preferred Stocks — 9.9% (Cost: $34,279,809)		46,976,604

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	470,484	470,484

Total Short-Term Investments — 0.1% (Cost: $470,484)		470,484

Total Investments in Securities — 100.1% (Cost: $348,404,842)		474,024,846

Other Assets, Less Liabilities — (0.1)%		(387,137)

Net Assets — 100.0%		$473,637,709

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Chile ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	280,439	190,045	470,484	$470,484	$10,027	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$426,577,758	$—	$—	$426,577,758
Preferred Stocks	46,976,604	—	—	46,976,604
Money Market Funds	470,484	—	—	470,484

	$474,024,846	$—	$—	$474,024,846

See notes to financial statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Colombia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 8.1%
Banco de Bogota SA	5,530	$113,358
Bancolombia SA	152,320	1,779,837

		1,893,195

Capital Markets — 1.0%
Bolsa de Valores de Colombia	68,250	239,380

Construction & Engineering — 0.3%
Constructora Conconcreto SA(a)	813,715	81,128

Construction Materials — 8.9%
Cementos Argos SA	96,775	255,515
Cemex Latam Holdings SA(a)	483,875	785,715
Grupo Argos SA/Colombia	116,738	679,379
Tecnoglass Inc.	41,475	367,054

		2,087,663

Diversified Financial Services — 5.3%
Corp. Financiera Colombiana SA(a)	27,755	220,836
Grupo de Inversiones Suramericana SA	90,055	1,023,618

		1,244,454

Diversified Telecommunication Services — 0.9%
Empresa de Telecomunicaciones de Bogota(a)	3,048,560	213,851

Electric Utilities — 7.9%
Celsia SA ESP	16,625	23,756
Enel Americas SA	4,500,405	783,486
Interconexion Electrica SA ESP	228,060	1,035,425

		1,842,667

Food & Staples Retailing — 4.4%
Almacenes Exito SA	217,245	1,030,065

Food Products — 4.4%
Grupo Nutresa SA	120,330	1,019,945

Gas Utilities — 4.8%
Grupo Energia Bogota SA ESP(a)	1,679,475	1,112,669

Metals & Mining — 0.7%
Mineros SA	261,170	152,671

Oil, Gas & Consumable Fuels — 27.3%
Canacol Energy Ltd.(a)	318,920	1,080,018
Ecopetrol SA	4,357,395	4,415,131
Empresas COPEC SA	66,430	902,878

		6,398,027

Total Common Stocks — 74.0% (Cost: $15,227,424)		17,315,715

Security	Shares	Value

Preferred Stocks

Airlines — 2.4%
Avianca Holdings SA, Preference Shares, NVS	935,480	$565,079

Banks — 23.7%
Banco Davivienda SA, Preference Shares, NVS	87,045	1,066,861
Bancolombia SA, Preference Shares, NVS	308,525	3,719,294
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	1,986,145	757,898

		5,544,053

Construction Materials — 0.7%
Cementos Argos SA, Preference Shares, NVS	10,675	22,881
Grupo Argos SA/Colombia, Preference Shares, NVS	30,170	145,402

		168,283

Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	2,065	22,158

Total Preferred Stocks — 26.9% (Cost: $5,159,852)		6,299,573

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	28,125	28,125

Total Short-Term Investments — 0.1% (Cost: $28,125)		28,125

Total Investments in Securities — 101.0% (Cost: $20,415,401)		23,643,413

Other Assets, Less Liabilities — (1.0)%		(227,145)

Net Assets — 100.0%		$23,416,268

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Colombia ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$48	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	43,489	(15,364)	28,125	28,125	376		—		—

				$28,125	$424		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,315,715	$—	$—	$17,315,715
Preferred Stocks	6,299,573	—	—	6,299,573
Money Market Funds	28,125	—	—	28,125

	$23,643,413	$—	$—	$23,643,413

See notes to financial statements.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
Elbit Systems Ltd.	29,111	$3,834,169

Banks — 23.0%
Bank Hapoalim BM	1,207,272	8,313,605
Bank Leumi Le-Israel BM	1,717,316	11,361,402
First International Bank of Israel Ltd.	58,825	1,410,897
Israel Discount Bank Ltd., Class A	1,408,124	4,978,559
Mizrahi Tefahot Bank Ltd.	175,217	3,357,179

		29,421,642

Biotechnology — 0.3%
UroGen Pharma Ltd.(a)	9,267	356,594

Building Products — 0.4%
Caesarstone Ltd.	31,257	525,118

Chemicals — 3.9%
Israel Chemicals Ltd.	732,186	4,102,335
Israel Corp. Ltd. (The)	3,328	935,990

		5,038,325

Communications Equipment — 1.9%
Gilat Satellite Networks Ltd.(a)	18,049	166,933
Ituran Location and Control Ltd.	24,236	894,308
Radware Ltd.(a)	54,200	1,360,962

		2,422,203

Construction & Engineering — 1.5%
Elco Ltd.	9,730	182,588
Electra Ltd./Israel	2,786	694,203
Shapir Engineering and Industry Ltd.	147,853	499,896
Shikun & Binui Ltd.(a)	302,060	557,658

		1,934,345

Diversified Telecommunication Services — 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	2,516,340	2,207,176

Equity Real Estate Investment Trusts (REITs) — 0.8%
REIT 1 Ltd.	233,308	1,007,117

Food & Staples Retailing — 1.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,098	532,053
Shufersal Ltd.	105,911	757,102

		1,289,155

Food Products — 1.2%
Strauss Group Ltd.	61,113	1,546,906

Independent Power and Renewable Electricity Producers — 0.4%
Kenon Holdings Ltd./Singapore	29,056	550,782

Insurance — 3.0%
Clal Insurance Enterprises Holdings Ltd.(a)	31,831	455,965
Harel Insurance Investments & Financial Services Ltd.	151,373	1,064,121
IDI Insurance Co. Ltd.	10,163	546,979
Menora Mivtachim Holdings Ltd.	41,591	528,963
Migdal Insurance & Financial Holding Ltd.	575,349	570,085
Phoenix Holdings Ltd. (The)	105,741	613,755

		3,779,868

IT Services — 4.6%
Formula Systems 1985 Ltd.	6,035	252,517
Matrix IT Ltd.	53,560	668,622
Wix.com Ltd.(a)(b)	45,311	4,950,227

		5,871,366

Security	Shares	Value

Leisure Products — 0.1%
Maytronics Ltd.	30,205	$192,577

Machinery — 0.7%
Kornit Digital Ltd.(a)(b)	40,303	902,787

Oil, Gas & Consumable Fuels — 3.4%
Delek Group Ltd.	5,794	1,023,463
Equital Ltd.(a)	23,692	685,294
Naphtha Israel Petroleum Corp. Ltd.	60,300	399,435
Oil Refineries Ltd.	1,440,176	764,776
Paz Oil Co. Ltd.	9,417	1,439,912

		4,312,880

Pharmaceuticals — 14.1%
Teva Pharmaceutical Industries Ltd., ADR(a)	1,068,978	17,990,900

Real Estate Management & Development — 9.4%
ADO Group Ltd.(a)	8,372	175,151
Africa Israel Properties Ltd.(a)	21,551	581,241
Airport City Ltd.(a)	106,911	1,533,515
Alony Hetz Properties & Investments Ltd.	139,391	1,533,507
Amot Investments Ltd.	175,108	1,014,937
Azrieli Group Ltd.	53,708	3,007,701
Bayside Land Corp.	1,146	559,217
Big Shopping Centers Ltd.	3,325	207,861
Blue Square Real Estate Ltd.	5,142	191,167
Brack Capital Properties NV(a)	1,706	178,812
Gazit-Globe Ltd.	131,560	1,027,963
Industrial Buildings Corp. Ltd.(a)	119,476	178,069
Jerusalem Economy Ltd.(a)	96,267	292,270
Melisron Ltd.	24,071	1,159,303
Norstar Holdings Inc.	21,238	259,089
Summit Real Estate Holdings Ltd.	20,302	182,111

		12,081,914

Semiconductors & Semiconductor Equipment — 1.8%
Nova Measuring Instruments Ltd.(a)	14,813	370,616
Tower Semiconductor Ltd.(a)	109,890	1,980,255

		2,350,871

Software — 22.0%
Check Point Software Technologies Ltd.(a)(b)	143,600	17,562,280
CyberArk Software Ltd.(a)	36,282	3,982,675
Hilan Ltd.	7,214	186,545
Nice Ltd.(a)	49,910	5,868,281
Sapiens International Corp. NV	41,847	568,139

		28,167,920

Specialty Retail — 0.2%
Delek Automotive Systems Ltd.	62,710	270,353

Textiles, Apparel & Luxury Goods — 0.4%
Delta-Galil Industries Ltd.(b)	15,082	474,545

Wireless Telecommunication Services — 0.9%
Cellcom Israel Ltd.(a)(b)	100,893	443,878
Partner Communications Co. Ltd.(a)	161,418	703,919

		1,147,797

Total Common Stocks — 99.7% (Cost: $134,709,096)		127,677,310

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	23,250,626	$23,259,926
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	94,436	94,436

		23,354,362

Total Short-Term Investments — 18.3% (Cost: $23,348,979)		23,354,362

Total Investments in Securities — 118.0% (Cost: $158,058,075)		151,031,672

Other Assets, Less Liabilities — (18.0)%		(23,017,938)

Net Assets — 100.0%		$128,013,734

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,120,644	16,129,982	23,250,626	$23,259,926	$20,180	(b)	$22		$4,383
BlackRock Cash Funds: Treasury, SL Agency Shares	15,507	78,929	94,436	94,436	1,051		—		—

				$23,354,362	$21,231		$22		$4,383

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$127,677,310	$—	$—	$127,677,310
Money Market Funds	23,354,362	—	—	23,354,362

	$151,031,672	$—	$—	$151,031,672

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 15.7%
Sberbank of Russia PJSC	17,691,520	$55,789,182
Sberbank of Russia PJSC, ADR	2,208,765	28,183,841
VTB Bank PJSC	9,605,425,016	5,232,995
VTB Bank PJSC, GDR(a)	922,492	1,085,773

		90,291,791

Capital Markets — 1.9%
Moscow Exchange MICEX-RTS PJSC(b)	8,113,090	11,230,928

Chemicals — 1.9%
PhosAgro PJSC, GDR(a)	803,817	10,980,140

Electric Utilities — 2.0%
Inter RAO UES PJSC	192,106,000	11,413,320

Food & Staples Retailing — 6.1%
Magnit PJSC, GDR(a)	1,432,908	20,576,559
X5 Retail Group NV, GDR(a)	564,453	14,360,536

		34,937,095

Metals & Mining — 19.6%
Alrosa PJSC	12,412,470	17,913,400
Magnitogorsk Iron & Steel Works PJSC	15,041,400	10,157,517
MMC Norilsk Nickel PJSC	128,036	27,423,413
Novolipetsk Steel PJSC	6,192,560	14,889,303
Polymetal International PLC	889,977	10,258,453
Polymetal International PLC	132,263	1,561,555
Polyus PJSC	170,945	14,190,021
Severstal PJSC	1,052,455	16,431,370

		112,825,032

Oil, Gas & Consumable Fuels — 46.1%
Gazprom PJSC	27,932,190	67,392,893
LUKOIL PJSC	1,345,488	112,320,951
Novatek PJSC, GDR(a)	153,067	26,526,511
Rosneft Oil Co. PJSC, GDR(a)	2,229,711	13,355,969
Rosneft Oil Co. PJSC	1,363,360	8,250,970
Surgutneftegas PJSC	27,988,746	10,911,560

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tatneft PJSC	2,243,475	$26,422,762

		265,181,616

Wireless Telecommunication Services — 3.0%
Mobile TeleSystems PJSC, ADR	2,245,972	17,361,364

Total Common Stocks — 96.3% (Cost: $542,125,368)		554,221,286

Preferred Stocks

Oil, Gas & Consumable Fuels — 3.5%
Surgutneftegas PJSC, Preference Shares, NVS	25,112,800	15,310,534
Transneft PJSC, Preference Shares	1,978	5,120,880

		20,431,414

Total Preferred Stocks — 3.5% (Cost: $18,774,462)		20,431,414

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	1,006,440	1,006,440

Total Short-Term Investments — 0.2% (Cost: $1,006,440)		1,006,440

Total Investments in Securities — 100.0% (Cost: $561,906,270)		575,659,140

Other Assets, Less Liabilities — (0.0)%		(206,675)

Net Assets — 100.0%		$575,452,465

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	349,697	656,743	1,006,440	$1,006,440	$15,611	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Russia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$554,221,286	$—	$—	$554,221,286
Preferred Stocks	20,431,414	—	—	20,431,414
Money Market Funds	1,006,440	—	—	1,006,440

	$575,659,140	$—	$—	$575,659,140

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 13.0%
Absa Group Ltd.	1,367,176	$17,561,308
Capitec Bank Holdings Ltd.	84,020	7,805,766
Nedbank Group Ltd.	756,957	15,311,420
Standard Bank Group Ltd.	2,371,005	32,674,675

		73,353,169

Capital Markets — 1.6%
Investec Ltd.	660,177	4,299,133
Reinet Investments SCA	312,706	4,939,020

		9,238,153

Chemicals — 5.5%
Sasol Ltd.	1,023,494	31,293,001

Diversified Financial Services — 10.0%
FirstRand Ltd.	6,183,230	28,277,503
PSG Group Ltd.	323,617	5,979,319
Remgro Ltd.	1,007,498	14,417,396
RMB Holdings Ltd.	1,419,420	8,088,473

		56,762,691

Diversified Telecommunication Services — 0.7%
Telkom SA SOC Ltd.	738,516	3,677,873

Equity Real Estate Investment Trusts (REITs) — 5.2%
Fortress REIT Ltd., Series A	2,655,863	3,573,893
Fortress REIT Ltd., Series B	2,199,676	2,174,644
Growthpoint Properties Ltd.	5,837,058	10,138,048
Hyprop Investments Ltd.	598,063	3,296,152
Redefine Properties Ltd.	10,867,354	7,505,122
Resilient REIT Ltd.	682,216	2,985,544

		29,673,403

Food & Staples Retailing — 7.2%
Bid Corp. Ltd.	644,929	13,516,446
Clicks Group Ltd.	514,284	6,608,147
Pick n Pay Stores Ltd.	832,989	4,107,477
Shoprite Holdings Ltd.	856,005	10,453,489
SPAR Group Ltd. (The)	412,412	5,857,658

		40,543,217

Food Products — 1.1%
Tiger Brands Ltd.	334,227	6,330,107

Health Care Providers & Services — 1.8%
Life Healthcare Group Holdings Ltd.	2,819,841	5,427,091
Netcare Ltd.	2,531,280	4,580,068

		10,007,159

Industrial Conglomerates — 1.7%
Bidvest Group Ltd. (The)	666,819	9,868,068

Insurance — 8.9%
Discovery Ltd.	720,843	7,899,537
Liberty Holdings Ltd.	348,825	2,555,404
MMI Holdings Ltd./South Africa(a)	2,343,513	2,600,199
Old Mutual Ltd.	9,263,621	15,318,577
Rand Merchant Investment Holdings Ltd.	1,574,851	3,726,550
Sanlam Ltd.	3,310,901	18,530,213

		50,630,480

Internet & Direct Marketing Retail — 21.8%
Naspers Ltd., Class N	568,917	123,227,179

Security	Shares	Value

Media — 0.8%
Multichoice Group Ltd.	608,285	$4,544,832

Metals & Mining — 5.3%
Anglo American Platinum Ltd.	124,356	6,780,410
AngloGold Ashanti Ltd.	826,388	11,873,303
Gold Fields Ltd.	1,778,689	7,275,420
Kumba Iron Ore Ltd.	163,804	4,349,427

		30,278,560

Multiline Retail — 1.2%
Woolworths Holdings Ltd./South Africa	2,008,903	6,543,937

Oil, Gas & Consumable Fuels — 1.0%
Exxaro Resources Ltd.	546,241	5,894,041

Paper & Forest Products — 2.1%
Mondi Ltd.	252,176	5,940,484
Sappi Ltd.	1,113,448	5,721,666

		11,662,150

Pharmaceuticals — 1.3%
Aspen Pharmacare Holdings Ltd.	764,832	7,585,219

Real Estate Management & Development — 1.2%
NEPI Rockcastle PLC	781,627	6,579,898

Specialty Retail — 3.3%
Foschini Group Ltd. (The)	476,883	5,827,063
Mr. Price Group Ltd.	508,900	7,814,112
Truworths International Ltd.	936,480	4,866,899

		18,508,074

Wireless Telecommunication Services — 5.1%
MTN Group Ltd.(b)	3,146,247	18,689,513
Vodacom Group Ltd.	1,236,594	10,212,896

		28,902,409

Total Common Stocks — 99.8% (Cost: $664,206,750)		565,103,620

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	14,027,865	14,033,475
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	451	451

		14,033,926

Total Short-Term Investments — 2.5% (Cost: $14,029,731)		14,033,926

Total Investments in Securities — 102.3% (Cost: $678,236,481)		579,137,546

Other Assets, Less Liabilities — (2.3)%		(12,985,445)

Net Assets — 100.0%		$566,152,101

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	14,027,865	14,027,865	$14,033,475	$19,298	(b)	$(110)	$4,195
BlackRock Cash Funds: Treasury, SL Agency Shares	173,320	(172,869)	451	451	3,527		—	—

				$14,033,926	$22,825		$(110)	$4,195

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$565,103,620	$—	$—	$565,103,620
Money Market Funds	14,033,926	—	—	14,033,926

	$579,137,546	$—	$—	$579,137,546

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	4,444,016	$20,428,810

Airlines — 3.9%
Pegasus Hava Tasimaciligi AS(a)	466,709	2,581,161
Turk Hava Yollari AO(a)	7,122,778	18,881,905

		21,463,066

Auto Components — 0.3%
Kordsa Teknik Tekstil AS	769,580	1,552,434

Automobiles — 1.7%
Ford Otomotiv Sanayi AS	908,185	9,441,106

Banks — 24.1%
Akbank T.A.S.	36,644,183	47,196,390
Turkiye Garanti Bankasi AS	29,648,485	49,580,894
Turkiye Halk Bankasi AS	8,072,047	11,576,895
Turkiye Is Bankasi AS, Class C	20,303,614	22,115,485
Turkiye Sinai Kalkinma Bankasi AS	16,707,371	2,631,082

		133,100,746

Beverages — 3.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,701,298	10,158,987
Coca-Cola Icecek AS	995,290	6,269,544

		16,428,531

Building Products — 0.7%
Trakya Cam Sanayii AS	5,691,975	4,108,381

Capital Markets — 0.2%
Verusa Holding AS(b)	318,483	1,093,852

Chemicals — 3.8%
Petkim Petrokimya Holding AS	10,700,820	11,053,903
Sasa Polyester Sanayi AS(a)	1,567,637	2,524,560
Soda Sanayii AS	5,145,855	7,351,221

		20,929,684

Construction & Engineering — 2.4%
Tekfen Holding AS	2,643,769	13,085,021

Containers & Packaging — 0.3%
Anadolu Cam Sanayii AS(b)	2,435,688	1,465,796

Diversified Financial Services — 3.7%
Haci Omer Sabanci Holding AS	11,858,513	20,297,755

Electric Utilities — 0.6%
Enerjisa Enerji AS(c)	3,056,969	3,243,803

Equity Real Estate Investment Trusts (REITs) —1.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	22,263,112	6,385,932

Food & Staples Retailing — 9.3%
BIM Birlesik Magazalar AS	2,732,940	43,909,441
Migros Ticaret AS(a)	695,356	2,046,698
Sok Marketler Ticaret AS(a)(b)	2,767,323	5,530,496

		51,486,635

Food Products — 1.3%
Ulker Biskuvi Sanayi AS	2,000,741	7,269,284

Gas Utilities — 0.4%
Aygaz AS(b)	968,525	2,077,226

Security	Shares	Value

Health Care Providers & Services — 0.8%
MLP Saglik Hizmetleri AS(a)(c)	1,075,293	$2,802,132
Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,027,340	1,470,905

		4,273,037

Household Durables — 2.2%
Arcelik AS(b)	2,642,909	10,315,967
Vestel Elektronik Sanayi ve Ticaret AS(a)	1,101,922	2,067,910

		12,383,877

Independent Power and Renewable Electricity Producers — 0.5%
Aksa Enerji Uretim AS(a)(b)	2,020,101	1,158,888
Zorlu Enerji Elektrik Uretim AS(a)	6,467,839	1,867,355

		3,026,243

Industrial Conglomerates — 9.3%
AG Anadolu Grubu Holding AS(b)	1,266,449	3,233,790
Dogan Sirketler Grubu Holding AS(a)(b)	13,612,853	2,883,863
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	9,789,049	34,208,451
Turkiye Sise ve Cam Fabrikalari AS	8,704,762	10,999,268

		51,325,373

Insurance — 0.6%
Anadolu Anonim Turk Sigorta Sirketi	2,583,036	2,014,516
Anadolu Hayat Emeklilik AS	1,125,023	1,225,419

		3,239,935

Machinery — 0.7%
Otokar Otomotiv Ve Savunma Sanayi AS	110,156	2,457,549
Turk Traktor ve Ziraat Makineleri AS	191,184	1,248,036

		3,705,585

Metals & Mining — 7.1%
Eregli Demir ve Celik Fabrikalari TAS	14,566,358	25,451,530
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(a)	2,842,072	1,300,085
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	8,513,683	4,229,708
Koza Altin Isletmeleri AS(a)	597,969	5,490,911
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	2,538,427	2,812,543

		39,284,777

Oil, Gas & Consumable Fuels — 7.8%
Tupras Turkiye Petrol Rafinerileri AS	1,611,621	43,357,258

Personal Products — 0.2%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS(b)	2,285,762	1,315,577

Textiles, Apparel & Luxury Goods — 1.0%
Aksa Akrilik Kimya Sanayii AS	1,116,778	1,972,262
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	477,503	3,715,106

		5,687,368

Transportation Infrastructure — 2.2%
TAV Havalimanlari Holding AS	2,360,548	12,311,670

Wireless Telecommunication Services — 6.9%
Turkcell Iletisim Hizmetleri AS	14,209,515	38,094,500

Total Common Stocks — 99.8% (Cost: $696,108,269)		551,863,262

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	14,787,096	14,793,010

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	147,730	$147,730

		14,940,740

Total Short-Term Investments — 2.7% (Cost: $14,935,219)		14,940,740

Total Investments in Securities — 102.5% (Cost: $711,043,488)		566,804,002

Other Assets, Less Liabilities — (2.5)%		(13,987,344)

Net Assets — 100.0%		$552,816,658

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,539,409	(3,752,313)	14,787,096	$14,793,010	$810,789	(b)	$(3,647)	$1,459
BlackRock Cash Funds: Treasury, SL Agency Shares	315,285	(167,555)	147,730	147,730	3,679		—	—

				$14,940,740	$814,468		$(3,647)	$1,459

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$551,863,262	$—	$—	$551,863,262
Money Market Funds	14,940,740	—	—	14,940,740

	$566,804,002	$—	$—	$566,804,002

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Arconic Inc.	22,395	$414,084
Boeing Co. (The)	942	414,442
General Dynamics Corp.	2,243	381,803
Harris Corp.	2,385	393,358
Huntington Ingalls Industries Inc.	1,800	376,938
L3 Technologies Inc.	1,852	392,161
Lockheed Martin Corp.	1,281	396,354
Northrop Grumman Corp.	1,370	397,245
Raytheon Co.	2,129	397,058
Spirit AeroSystems Holdings Inc., Class A	4,107	405,772
Textron Inc.	7,170	389,331
TransDigm Group Inc.(a)	895	388,511
United Technologies Corp.	3,082	387,315

		5,134,372

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	4,298	388,453
Expeditors International of Washington Inc.	5,337	400,008
FedEx Corp.	2,192	396,752
United Parcel Service Inc., Class B	3,545	390,659
XPO Logistics Inc.(a)	7,563	380,797

		1,956,669

Airlines — 0.6%
American Airlines Group Inc.	11,214	399,555
Delta Air Lines Inc.	7,695	381,518
Southwest Airlines Co.	6,812	381,745
United Continental Holdings Inc.(a)	4,451	390,842

		1,553,660

Auto Components — 0.8%
Aptiv PLC	4,855	403,499
Autoliv Inc.	5,024	411,014
BorgWarner Inc.	9,376	380,759
Goodyear Tire & Rubber Co. (The)	20,917	413,738
Lear Corp.	2,504	380,783

		1,989,793

Automobiles — 0.7%
Ford Motor Co.	46,023	403,622
General Motors Co.	10,055	396,971
Harley-Davidson Inc.	10,537	391,133
Tesla Inc.(a)(b)	1,277	408,487

		1,600,213

Banks — 3.6%
Bank of America Corp.	13,502	392,638
BB&T Corp.	7,752	395,119
CIT Group Inc.	7,742	394,610
Citigroup Inc.	6,115	391,238
Citizens Financial Group Inc.	10,709	395,591
Comerica Inc.	4,551	396,438
East West Bancorp. Inc.	7,291	398,162
Fifth Third Bancorp.	14,466	398,972
First Republic Bank/CA	3,867	405,958
Huntington Bancshares Inc./OH	28,054	404,258
JPMorgan Chase & Co.	3,724	388,637
KeyCorp	22,446	396,396
M&T Bank Corp.	2,282	394,923
People’s United Financial Inc.	22,666	402,548
PNC Financial Services Group Inc. (The)	3,165	398,853
Regions Financial Corp.	24,565	402,866

Security	Shares	Value

Banks (continued)
Signature Bank/New York NY	2,941	$399,270
SunTrust Banks Inc.	6,036	391,555
SVB Financial Group(a)	1,592	393,479
U.S. Bancorp	7,660	395,945
Wells Fargo & Co.	7,985	398,372
Zions Bancorp. N.A.	7,843	400,777

		8,736,605

Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	8,033	397,553
Coca-Cola Co. (The)	8,688	393,914
Constellation Brands Inc., Class A	2,247	380,103
Molson Coors Brewing Co., Class B	6,453	397,892
Monster Beverage Corp.(a)	6,734	429,831
PepsiCo Inc.	3,391	392,135

		2,391,428

Biotechnology — 2.3%
AbbVie Inc.	4,861	385,186
Alexion Pharmaceuticals Inc.(a)	3,037	410,997
Alkermes PLC(a)	12,079	401,868
Alnylam Pharmaceuticals Inc.(a)(b)	4,705	399,925
Amgen Inc.	2,087	396,697
Biogen Inc.(a)	1,181	387,380
BioMarin Pharmaceutical Inc.(a)	4,182	390,013
Celgene Corp.(a)	4,334	360,242
Gilead Sciences Inc.	5,815	378,091
Incyte Corp.(a)	4,671	402,780
Regeneron Pharmaceuticals Inc.(a)	927	399,296
Seattle Genetics Inc.(a)	5,499	408,466
United Therapeutics Corp.(a)	3,292	415,747
Vertex Pharmaceuticals Inc.(a)	2,090	394,488

		5,531,176

Building Products — 1.1%
Allegion PLC	4,293	386,198
AO Smith Corp.	7,611	395,239
Fortune Brands Home & Security Inc.	8,292	390,719
Johnson Controls International PLC	11,254	396,929
Lennox International Inc.	1,593	390,683
Masco Corp.	10,492	394,080
Owens Corning	7,187	358,847

		2,712,695

Capital Markets — 4.1%
Affiliated Managers Group Inc.	3,607	395,363
Ameriprise Financial Inc.	3,008	395,943
Bank of New York Mellon Corp. (The)	7,417	389,244
BlackRock Inc.(c)	910	403,330
Cboe Global Markets Inc.	4,202	403,014
Charles Schwab Corp. (The)	8,483	390,303
CME Group Inc.	2,241	407,660
E*TRADE Financial Corp.	8,281	405,686
Eaton Vance Corp., NVS	9,575	400,714
Franklin Resources Inc.	12,112	394,972
Goldman Sachs Group Inc. (The)	1,980	389,466
Intercontinental Exchange Inc.	5,206	401,643
Invesco Ltd.	20,840	403,254
KKR & Co. Inc., Class A, NVS	16,704	371,330
Moody’s Corp.	2,322	401,985
Morgan Stanley	9,360	392,933
MSCI Inc.	2,244	414,512
Nasdaq Inc.	4,479	410,142

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Northern Trust Corp.	4,222	$393,490
Raymond James Financial Inc.	4,802	396,549
S&P Global Inc.	1,982	397,133
SEI Investments Co.	7,534	397,419
State Street Corp.	5,562	399,741
T Rowe Price Group Inc.	4,028	404,532
TD Ameritrade Holding Corp.	6,912	389,353

		9,949,711

Chemicals — 2.8%
Air Products & Chemicals Inc.	2,258	409,104
Albemarle Corp.	4,830	440,931
Axalta Coating Systems Ltd.(a)	14,731	393,760
Celanese Corp.	3,920	400,977
CF Industries Holdings Inc.	9,410	397,102
Chemours Co. (The)	10,412	395,968
DowDuPont Inc.	7,246	385,705
Eastman Chemical Co.	4,752	392,943
Ecolab Inc.	2,404	406,060
FMC Corp.	4,605	412,147
International Flavors & Fragrances Inc.	2,983	380,332
Linde PLC	2,332	403,996
LyondellBasell Industries NV, Class A	4,485	383,557
Mosaic Co. (The)	12,240	382,745
PPG Industries Inc.	3,602	403,316
Sherwin-Williams Co. (The)	895	387,714
Westlake Chemical Corp.	4,870	340,267

		6,716,624

Commercial Services & Supplies — 1.0%
Cintas Corp.	1,929	398,532
Copart Inc.(a)	7,274	426,766
Republic Services Inc.	5,063	397,091
Rollins Inc.	9,799	388,628
Waste Connections Inc.	4,746	395,816
Waste Management Inc.	3,968	401,760

		2,408,593

Communications Equipment — 1.0%
Arista Networks Inc.(a)	1,489	424,737
Cisco Systems Inc.	7,951	411,623
CommScope Holding Co. Inc.(a)	17,330	403,963
F5 Networks Inc.(a)	2,295	385,881
Juniper Networks Inc.	14,492	392,444
Motorola Solutions Inc.	2,835	405,745

		2,424,393

Construction & Engineering — 0.3%
Fluor Corp.	10,824	406,982
Jacobs Engineering Group Inc.	5,719	421,948

		828,930

Construction Materials — 0.3%
Martin Marietta Materials Inc.	2,068	388,370
Vulcan Materials Co.	3,474	387,212

		775,582

Consumer Finance — 0.8%
Ally Financial Inc.	14,552	394,214
American Express Co.	3,660	394,328
Capital One Financial Corp.	4,818	402,689
Discover Financial Services	5,513	394,786
Synchrony Financial	12,379	403,679

		1,989,696

Security	Shares	Value

Containers & Packaging — 1.1%
Avery Dennison Corp.	3,747	$404,826
Ball Corp.	7,261	397,758
Crown Holdings Inc.(a)(b)	7,377	400,497
International Paper Co.	8,371	383,559
Packaging Corp. of America	3,999	382,264
Sealed Air Corp.	9,325	406,757
Westrock Co.	10,065	376,230

		2,751,891

Distributors — 0.3%
Genuine Parts Co.	3,653	397,374
LKQ Corp.(a)	14,476	400,985

		798,359

Diversified Consumer Services — 0.2%
H&R Block Inc.	16,309	393,862

Diversified Financial Services — 0.6%
AXA Equitable Holdings Inc.	20,322	388,557
Berkshire Hathaway Inc., Class B(a)	1,915	385,490
Jefferies Financial Group Inc.	18,698	379,008
Voya Financial Inc.	7,927	400,868

		1,553,923

Diversified Telecommunication Services — 0.6%
AT&T Inc.	12,899	401,417
CenturyLink Inc.	28,605	377,300
Verizon Communications Inc.	7,125	405,555
Zayo Group Holdings Inc.(a)	15,287	379,117

		1,563,389

Electric Utilities — 2.5%
Alliant Energy Corp.	8,738	400,812
American Electric Power Co. Inc.	4,958	402,342
Duke Energy Corp.	4,491	402,663
Edison International	6,496	389,045
Entergy Corp.	4,374	408,225
Evergy Inc.	6,688	373,926
Eversource Energy	5,599	390,866
Exelon Corp.	8,144	395,717
FirstEnergy Corp.	9,928	404,566
NextEra Energy Inc.	2,148	403,223
OGE Energy Corp.	9,385	399,050
Pinnacle West Capital Corp.	4,369	409,550
PPL Corp.	12,903	415,090
Southern Co. (The)	8,094	402,191
Xcel Energy Inc.	7,352	403,331

		6,000,597

Electrical Equipment — 1.0%
Acuity Brands Inc.	2,999	390,230
AMETEK Inc.	4,975	395,910
Eaton Corp. PLC	4,992	398,212
Emerson Electric Co.	5,775	393,566
Rockwell Automation Inc.	2,216	395,689
Sensata Technologies Holding PLC(a)	7,987	405,181

		2,378,788

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	4,240	398,433
Arrow Electronics Inc.(a)	4,841	385,828
CDW Corp./DE	4,144	389,080
Cognex Corp.	7,748	413,743
Corning Inc.	11,389	396,451
Flex Ltd.(a)	38,345	404,156

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems Inc.	7,499	$385,824
IPG Photonics Corp.(a)	2,538	393,466
Keysight Technologies Inc.(a)	4,890	412,765
TE Connectivity Ltd.	4,785	392,801
Trimble Inc.(a)	10,024	401,060

		4,373,607

Energy Equipment & Services — 0.9%
Baker Hughes a GE Co.	15,216	401,398
Halliburton Co.	12,340	378,715
Helmerich & Payne Inc.	6,847	371,107
National Oilwell Varco Inc.	13,185	371,026
Schlumberger Ltd.	8,744	385,261
TechnipFMC PLC	16,697	372,176

		2,279,683

Entertainment — 1.4%
Activision Blizzard Inc.	8,812	371,338
Electronic Arts Inc.(a)	3,679	352,375
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	12,513	389,405
Live Nation Entertainment Inc.(a)	7,003	396,090
Netflix Inc.(a)	1,103	394,984
Take-Two Interactive Software Inc.(a)	4,213	367,626
Twenty-First Century Fox Inc., Class A, NVS	5,521	278,424
Twenty-First Century Fox Inc., Class B	2,339	117,324
Viacom Inc., Class B, NVS	13,483	393,973
Walt Disney Co. (The)	3,491	393,924

		3,455,463

Equity Real Estate Investment Trusts (REITs) — 5.9%
Alexandria Real Estate Equities Inc.	2,920	396,799
American Tower Corp.	2,215	390,172
AvalonBay Communities Inc.	2,005	390,233
Boston Properties Inc.	2,947	391,037
Brookfield Property REIT Inc., Class A	19,642	385,376
Camden Property Trust	3,983	390,692
Crown Castle International Corp.	3,272	388,550
Digital Realty Trust Inc.	3,417	386,531
Duke Realty Corp.	13,285	392,837
Equinix Inc.	933	395,126
Equity Residential	5,369	395,642
Essex Property Trust Inc.	1,410	394,574
Extra Space Storage Inc.	3,950	378,963
Federal Realty Investment Trust	2,901	387,545
HCP Inc.	12,744	392,133
Host Hotels & Resorts Inc.	21,086	413,496
Invitation Homes Inc.	16,711	384,353
Iron Mountain Inc.	11,191	396,385
Kimco Realty Corp.	22,130	389,267
Liberty Property Trust	8,267	391,277
Macerich Co. (The)	8,996	392,226
Mid-America Apartment Communities Inc.	3,773	390,807
National Retail Properties Inc.	7,476	389,500
Prologis Inc.	5,521	386,801
Public Storage	1,892	400,139
Realty Income Corp.	5,608	387,849
Regency Centers Corp.	5,926	386,672
SBA Communications Corp.(a)	2,119	382,607
Simon Property Group Inc.	2,144	388,407
SL Green Realty Corp.	4,291	389,280
UDR Inc.	8,814	391,518
Ventas Inc.	6,027	378,194

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
VEREIT Inc.	47,526	$378,782
Vornado Realty Trust	5,713	384,542
Welltower Inc.	5,064	376,306
Weyerhaeuser Co.	15,389	383,032
WP Carey Inc.	5,227	386,119

		14,403,769

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,816	397,232
Kroger Co. (The)	13,323	390,764
Sysco Corp.	5,819	393,073
Walgreens Boots Alliance Inc.	5,353	381,080
Walmart Inc.	3,931	389,130

		1,951,279

Food Products — 2.4%
Archer-Daniels-Midland Co.	9,362	397,885
Bunge Ltd.	7,514	398,843
Campbell Soup Co.	11,297	406,918
Conagra Brands Inc.	16,042	374,902
General Mills Inc.	8,726	411,256
Hershey Co. (The)	3,610	399,555
Hormel Foods Corp.	9,098	394,489
Ingredion Inc.	4,200	388,290
JM Smucker Co. (The)	3,802	402,670
Kellogg Co.	6,921	389,375
Kraft Heinz Co. (The)	8,254	273,950
Lamb Weston Holdings Inc.	5,654	391,879
McCormick &Co. Inc./MD, NVS	3,065	416,779
Mondelez International Inc., Class A	8,161	384,873
Tyson Foods Inc., Class A	6,278	387,101

		5,818,765

Gas Utilities — 0.3%
Atmos Energy Corp.	4,050	400,343
UGI Corp.	7,355	403,789

		804,132

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	5,223	405,409
ABIOMED Inc.(a)	1,086	363,267
Align Technology Inc.(a)(b)	1,542	399,332
Baxter International Inc.	5,353	400,030
Becton Dickinson and Co.	1,588	395,079
Boston Scientific Corp.(a)	9,823	394,099
Cooper Companies Inc. (The)	1,411	403,532
Danaher Corp.	3,533	448,762
DENTSPLY SIRONA Inc.	9,019	376,633
DexCom Inc.(a)	2,647	368,806
Edwards Lifesciences Corp.(a)	2,211	374,300
Hologic Inc.(a)	8,491	400,351
IDEXX Laboratories Inc.(a)	1,873	395,259
Intuitive Surgical Inc.(a)	717	392,636
Medtronic PLC	4,260	385,530
ResMed Inc.	3,913	400,809
Stryker Corp.	2,104	396,625
Teleflex Inc.	1,375	398,530
Varian Medical Systems Inc.(a)	2,961	397,840
Zimmer Biomet Holdings Inc.	3,179	394,577

		7,891,406

Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	4,535	377,765
Anthem Inc.	1,264	380,123

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cardinal Health Inc.	7,127	$387,281
Centene Corp.(a)	6,049	368,324
Cigna Corp.	1,990	347,135
CVS Health Corp.	5,653	326,913
DaVita Inc.(a)	6,650	378,385
HCA Healthcare Inc.	2,730	379,579
Henry Schein Inc.(a)	6,300	373,590
Humana Inc.	1,267	361,146
Laboratory Corp. of America Holdings(a)	2,623	388,833
McKesson Corp.	2,905	369,400
Quest Diagnostics Inc.	4,476	387,398
UnitedHealth Group Inc.	1,450	351,219
Universal Health Services Inc., Class B	2,905	403,301
WellCare Health Plans Inc.(a)	1,408	357,041

		5,937,433

Health Care Technology — 0.3%
Cerner Corp.(a)(b)	6,787	379,733
Veeva Systems Inc., Class A(a)(b)	3,260	384,386

		764,119

Hotels, Restaurants & Leisure — 2.6%
Aramark	12,360	374,508
Carnival Corp.	6,865	396,522
Chipotle Mexican Grill Inc.(a)	649	394,287
Darden Restaurants Inc.	3,512	393,730
Domino’s Pizza Inc.	1,398	350,814
Hilton Worldwide Holdings Inc.	4,808	399,545
Las Vegas Sands Corp.	6,517	400,339
Marriott International Inc./MD, Class A	3,247	406,752
McDonald’s Corp.	2,184	401,507
MGM Resorts International	13,933	372,708
Norwegian Cruise Line Holdings Ltd.(a)	7,419	411,977
Royal Caribbean Cruises Ltd.	3,332	394,775
Starbucks Corp.	5,558	390,505
Vail Resorts Inc.	1,908	397,608
Wynn Resorts Ltd.	3,157	399,487
Yum! Brands Inc.	4,176	394,632

		6,279,696

Household Durables — 1.5%
DR Horton Inc.	9,833	382,405
Garmin Ltd.	5,488	460,827
Leggett & Platt Inc.	8,744	397,153
Lennar Corp., Class A	8,038	385,663
Mohawk Industries Inc.(a)	2,829	385,084
Newell Brands Inc.	22,904	371,732
NVR Inc.(a)	148	387,760
PulteGroup Inc.	14,492	391,284
Whirlpool Corp.	2,826	399,907

		3,561,815

Household Products — 0.8%
Church & Dwight Co. Inc.	6,076	399,801
Clorox Co. (The)	2,515	397,446
Colgate-Palmolive Co.	5,912	389,423
Kimberly-Clark Corp.	3,325	388,460
Procter & Gamble Co. (The)	3,991	393,313

		1,968,443

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	23,229	400,235
NRG Energy Inc.	9,257	385,832

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp.(a)	14,826	$386,069

		1,172,136

Industrial Conglomerates — 0.7%
3M Co.	1,882	390,308
General Electric Co.	38,953	404,722
Honeywell International Inc.	2,564	395,035
Roper Technologies Inc.	1,260	407,799

		1,597,864

Insurance — 5.0%
Aflac Inc.	7,976	391,940
Alleghany Corp.	607	390,277
Allstate Corp. (The)	4,173	393,848
American Financial Group Inc./OH	3,272	326,088
American International Group Inc.	9,287	401,198
Aon PLC	2,290	392,804
Arch Capital Group Ltd.(a)	12,477	407,624
Arthur J Gallagher & Co.	4,923	395,218
Assurant Inc.	4,002	412,166
Athene Holding Ltd., Class A(a)	8,866	394,980
Brighthouse Financial Inc.(a)	9,369	362,768
Chubb Ltd.	2,951	395,139
Cincinnati Financial Corp.	4,598	399,198
Everest Re Group Ltd.	1,812	409,711
Fidelity National Financial Inc.	11,307	396,763
Hartford Financial Services Group Inc. (The)	8,066	398,138
Lincoln National Corp.	6,379	398,815
Loews Corp.	8,416	400,770
Markel Corp.(a)	390	391,903
Marsh & McLennan Companies Inc.	4,320	401,846
MetLife Inc.	8,761	395,910
Principal Financial Group Inc.	7,738	407,328
Progressive Corp. (The)	5,516	402,116
Prudential Financial Inc.	4,190	401,612
Reinsurance Group of America Inc.	2,722	393,302
RenaissanceRe Holdings Ltd.	2,765	406,593
Torchmark Corp.	4,715	389,270
Travelers Companies Inc. (The)	3,053	405,774
Unum Group	10,821	404,273
Willis Towers Watson PLC	2,318	398,742
WR Berkley Corp.	4,516	377,809

		12,243,923

Interactive Media & Services — 1.0%
Alphabet Inc., Class A(a)	172	193,767
Alphabet Inc., Class C, NVS(a)	181	202,705
Facebook Inc., Class A(a)	2,419	390,548
IAC/InterActiveCorp.(a)	1,790	381,359
TripAdvisor Inc.(a)	6,918	367,830
Twitter Inc.(a)	12,585	387,366
Zillow Group Inc., Class C, NVS(a)(b)	10,571	441,868

		2,365,443

Internet & Direct Marketing Retail — 1.4%
Amazon.com Inc.(a)	245	401,758
Booking Holdings Inc.(a)	203	344,499
eBay Inc.	10,745	399,177
Expedia Group Inc	3,093	381,398
GrubHub Inc.(a)	4,728	385,710
MercadoLibre Inc.(a)	1,084	497,328
Qurate Retail Inc.(a)	17,980	323,820

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)	3,219	$533,324

		3,267,014

IT Services — 4.4%
Accenture PLC, Class A	2,473	399,093
Akamai Technologies Inc.(a)	5,608	390,653
Alliance Data Systems Corp.	2,269	392,537
Automatic Data Processing Inc.	2,632	402,775
Broadridge Financial Solutions Inc.	3,917	396,596
Cognizant Technology Solutions Corp., Class A	5,343	379,246
DXC Technology Co.	6,004	395,423
Fidelity National Information Services Inc.	3,608	390,205
First Data Corp., Class A(a)	15,365	386,276
Fiserv Inc.(a)(b)	4,582	388,050
FleetCor Technologies Inc.(a)	1,757	409,873
Gartner Inc.(a)	2,742	390,187
Global Payments Inc.	3,188	415,651
GoDaddy Inc., Class A(a)	5,394	402,662
International Business Machines Corp.	2,853	394,085
Jack Henry & Associates Inc.	2,938	389,667
Leidos Holdings Inc.	6,202	400,587
Mastercard Inc., Class A	1,818	408,632
Paychex Inc.	5,187	399,503
PayPal Holdings Inc.(a)	4,141	406,108
Sabre Corp.	17,445	391,291
Square Inc., Class A(a)	5,196	422,123
Total System Services Inc.	4,236	399,878
VeriSign Inc.(a)	2,241	398,988
Visa Inc., Class A	2,718	402,590
Western Union Co. (The)	22,081	394,588
Worldpay Inc., Class A(a)	4,455	426,789

		10,774,056

Leisure Products — 0.5%
Hasbro Inc.	4,549	386,210
Mattel Inc.(a)	28,440	410,105
Polaris Industries Inc.	4,529	386,007

		1,182,322

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	5,020	398,789
Illumina Inc.(a)	1,311	410,041
IQVIA Holdings Inc.(a)	2,771	388,217
Mettler-Toledo International Inc.(a)	588	400,375
Thermo Fisher Scientific Inc.	1,557	404,150
Waters Corp.(a)	1,675	405,719

		2,407,291

Machinery — 2.9%
Caterpillar Inc.	2,886	396,363
Cummins Inc.	2,528	389,539
Deere & Co.	2,472	405,507
Dover Corp.	4,310	390,184
Flowserve Corp.	8,226	365,317
Fortive Corp.	4,805	391,944
IDEX Corp.	2,727	392,961
Illinois Tool Works Inc.	2,731	393,482
Ingersoll-Rand PLC	3,766	397,539
Middleby Corp. (The)(a)	3,113	381,623
PACCAR Inc.	5,771	391,274
Parker-Hannifin Corp.	2,268	399,531
Pentair PLC	9,200	391,368
Snap-on Inc.	2,491	398,560

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc.	2,882	$381,663
WABCO Holdings Inc.(a)	3,366	462,926
Wabtec Corp.(b)	5,544	406,153
Xylem Inc./NY	5,316	401,624

		7,137,558

Media — 2.1%
Altice USA Inc., Class A	18,205	397,051
CBS Corp., Class B, NVS	7,761	389,680
Charter Communications Inc., Class A(a)	1,126	388,369
Comcast Corp., Class A	10,406	402,400
Discovery Inc., Class A(a)	4,717	136,321
Discovery Inc., Class C, NVS(a)	9,216	251,136
DISH Network Corp., Class A(a)	12,720	413,527
Interpublic Group of Companies Inc. (The)	16,811	387,157
Liberty Broadband Corp., Class C, NVS(a)	4,414	395,053
Liberty Global PLC, Class A(a)(b)	4,152	109,405
Liberty Global PLC, Class C, NVS(a)	11,543	293,077
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,298	134,888
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,398	263,662
News Corp., Class A, NVS	30,826	401,355
Omnicom Group Inc.	5,251	397,501
Sirius XM Holdings Inc.(b)	65,180	386,517

		5,147,099

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	32,006	412,877
Newmont Mining Corp.	11,824	403,435
Nucor Corp.	6,606	400,126
Steel Dynamics Inc.	10,597	395,480

		1,611,918

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	22,306	393,701
Annaly Capital Management Inc.	38,668	391,707

		785,408

Multi-Utilities — 1.7%
Ameren Corp.	5,656	402,933
CenterPoint Energy Inc.	12,724	383,501
CMS Energy Corp.	7,462	405,933
Consolidated Edison Inc.	5,006	412,745
Dominion Energy Inc.	5,365	397,493
DTE Energy Co.	3,289	406,389
NiSource Inc.	14,514	391,588
Public Service Enterprise Group Inc.	6,979	410,435
Sempra Energy	3,426	412,627
WEC Energy Group Inc.	5,278	402,606

		4,026,250

Multiline Retail — 1.0%
Dollar General Corp.	3,303	391,273
Dollar Tree Inc.(a)	3,976	383,008
Kohl’s Corp.	5,961	402,546
Macy’s Inc.	15,797	391,608
Nordstrom Inc.	8,844	418,144
Target Corp.	5,396	391,966

		2,378,545

Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp.	8,690	378,015
Apache Corp.	11,803	391,624
Cabot Oil & Gas Corp.	15,578	383,530
Cheniere Energy Inc.(a)	5,935	382,511

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	3,293	$393,777
Cimarex Energy Co.	5,172	371,918
Concho Resources Inc.	3,196	351,560
ConocoPhillips	5,600	379,960
Continental Resources Inc./OK(a)(b)	8,399	374,679
Devon Energy Corp.	13,830	408,123
Diamondback Energy Inc.	3,733	384,238
EOG Resources Inc.	3,921	368,574
Exxon Mobil Corp.	5,058	399,734
Hess Corp.	6,826	394,884
HollyFrontier Corp.	6,789	347,597
Kinder Morgan Inc./DE	20,906	400,559
Marathon Oil Corp.	23,011	381,983
Marathon Petroleum Corp.	6,033	374,106
Noble Energy Inc.	17,360	384,524
Occidental Petroleum Corp.	5,850	386,977
ONEOK Inc.	5,805	373,029
Parsley Energy Inc., Class A(a)	20,984	380,650
Phillips 66	4,095	394,594
Pioneer Natural Resources Co.	2,704	381,129
Plains GP Holdings LP, Class A	16,228	376,327
Targa Resources Corp.	8,636	347,513
Valero Energy Corp.	4,657	379,825
Williams Companies Inc. (The)	14,413	384,683

		10,656,623

Personal Products — 0.3%
Coty Inc., Class A	35,601	391,611
Estee Lauder Companies Inc. (The), Class A	2,536	398,000

		789,611

Pharmaceuticals — 1.8%
Allergan PLC	2,826	389,168
Bristol-Myers Squibb Co.	7,607	392,978
Eli Lilly & Co.(b)	3,209	405,265
Jazz Pharmaceuticals PLC(a)	3,121	437,034
Johnson & Johnson	2,882	393,796
Merck & Co. Inc.	4,925	400,353
Mylan NV(a)	12,344	325,758
Nektar Therapeutics(a)	9,428	382,211
Perrigo Co. PLC	8,029	391,012
Pfizer Inc.	9,270	401,855
Zoetis Inc.	4,121	388,322

		4,307,752

Professional Services — 1.3%
CoStar Group Inc.(a)	958	438,314
Equifax Inc.	3,596	393,798
IHS Markit Ltd.(a)	7,357	391,172
Manpower Group Inc.	4,655	392,184
Nielsen Holdings PLC	15,034	393,891
Robert Half International Inc.	5,868	400,139
TransUnion	6,226	401,950
Verisk Analytics Inc.(a)	3,147	397,875

		3,209,323

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	7,854	390,815
Jones Lang LaSalle Inc.	2,383	393,481

		784,296

Road & Rail — 1.3%
AMERCO	1,046	402,281
CSX Corp.	5,434	394,889

Security	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services Inc.	3,460	$372,538
Kansas City Southern	3,655	397,079
Knight-Swift Transportation Holdings Inc.	11,722	394,211
Norfolk Southern Corp.	2,153	386,033
Old Dominion Freight Line Inc.	2,690	405,572
Union Pacific Corp.	2,309	387,219

		3,139,822

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices Inc.(a)	16,598	390,551
Analog Devices Inc.	3,717	397,570
Applied Materials Inc.	10,052	385,394
Broadcom Inc.	1,394	383,852
Intel Corp.	7,608	402,920
KLA-Tencor Corp.	3,633	419,575
Lam Research Corp.	2,175	382,996
Marvell Technology Group Ltd.	20,873	416,416
Maxim Integrated Products Inc.	7,037	383,024
Microchip Technology Inc.	4,314	374,757
Micron Technology Inc.(a)	9,360	382,637
NVIDIA Corp.	2,502	385,959
ON Semiconductor Corp.(a)(b)	17,111	367,544
Qorvo Inc.(a)	6,032	423,084
QUALCOMM Inc.	7,561	403,682
Skyworks Solutions Inc.	4,714	384,945
Texas Instruments Inc.	3,654	386,520
Xilinx Inc.	3,294	412,738

		7,084,164

Software — 3.6%
Adobe Inc.(a)	1,515	397,687
ANSYS Inc.(a)	2,257	400,076
Autodesk Inc.(a)	2,451	399,538
Cadence Design Systems Inc.(a)	7,475	427,944
CDK Global Inc.	6,754	391,800
Citrix Systems Inc.	3,691	389,400
Fortinet Inc.(a)	4,729	410,430
Intuit Inc.	1,685	416,414
Microsoft Corp.	3,632	406,893
Oracle Corp.	7,599	396,136
Palo Alto Networks Inc.(a)	1,736	427,525
PTC Inc.(a)(b)	4,284	397,641
Red Hat Inc.(a)	2,172	396,607
salesforce.com Inc.(a)	2,471	404,379
ServiceNow Inc.(a)	1,676	401,301
Splunk Inc.(a)	2,885	392,014
SS&C Technologies Holdings Inc.	6,566	404,334
Symantec Corp.	16,978	381,835
Synopsys Inc.(a)	3,867	393,197
Tableau Software Inc., Class A(a)	3,039	400,844
VMware Inc., Class A	2,321	398,771
Workday Inc., Class A(a)	2,060	407,736

		8,842,502

Specialty Retail — 2.5%
Advance Auto Parts Inc.	2,312	374,035
AutoZone Inc.(a)	428	401,879
Best Buy Co. Inc.	6,531	449,594
Burlington Stores Inc.(a)	2,414	409,753
CarMax Inc.(a)	6,333	393,279
Gap Inc. (The)	15,678	398,221
Home Depot Inc. (The)	2,043	378,241

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
L Brands Inc.	14,376	$375,789
Lowe’s Companies Inc.	3,778	397,030
O’Reilly Automotive Inc.(a)	1,013	376,796
Ross Stores Inc.	4,181	396,484
Tiffany & Co.	4,327	411,238
TJX Companies Inc. (The)	7,825	401,344
Tractor Supply Co.	4,028	384,070
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,283	400,925

		5,948,678

Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	2,311	400,150
Dell Technologies Inc., Class C(a)	7,146	398,890
Hewlett Packard Enterprise Co.	24,427	400,114
HP Inc.	16,883	333,101
NetApp Inc.	6,138	400,198
Seagate Technology PLC	8,598	400,323
Western Digital Corp.	8,248	414,874
Xerox Corp.	12,903	398,703

		3,146,353

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	8,834	402,830
Hanesbrands Inc.	20,940	389,275
Lululemon Athletica Inc.(a)	2,606	391,995
NIKE Inc., Class B	4,603	394,615
PVH Corp.	3,481	399,758
Ralph Lauren Corp.	3,142	393,284
Tapestry Inc.	10,945	382,418
Under Armour Inc., Class A(a)	9,661	217,856
Under Armour Inc., Class C, NVS(a)(b)	9,905	198,892
VF Corp.	4,523	395,129

		3,566,052

Tobacco — 0.3%
Altria Group Inc.	8,064	422,634
Philip Morris International Inc.	4,709	409,401

		832,035

Trading Companies & Distributors — 0.6%
Fastenal Co.	6,242	392,871

Security	Shares	Value

Trading Companies & Distributors (continued)
HD Supply Holdings Inc.(a)	8,971	$385,843
United Rentals Inc.(a)	2,920	393,003
WW Grainger Inc.	1,243	378,829

		1,550,546

Water Utilities — 0.2%
American Water Works Co. Inc.	4,009	407,395

Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)	62,387	396,157
T-Mobile U.S. Inc.(a)	5,455	393,906

		790,063

Total Common Stocks — 99.8% (Cost: $222,712,289)		242,782,601

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	4,155,092	4,156,753
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	191,638	191,638

		4,348,391

Total Short-Term Investments — 1.8% (Cost: $4,346,930)		4,348,391

Total Investments in Securities — 101.6% (Cost: $227,059,219)		247,130,992

Other Assets, Less Liabilities — (1.6)%		(4,008,561)

Net Assets — 100.0%		$243,122,431

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,597,711	—	(442,619	)(b)	4,155,092	$4,156,753	$13,359	(c)	$(146)	$413
BlackRock Cash Funds: Treasury, SL Agency Shares	339,808	—	(148,170	)(b)	191,638	191,638	2,765		—	—
BlackRock Inc.	643	283	(16)		910	403,330	4,684		409	(17,933)
PNC Financial Services Group Inc. (The) (d)	2,134	1,165	(134)		3,165	N/A	4,632		(61)	(51,311)

						$4,751,721	$25,440		$202	$(68,831)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI USA Equal Weighted ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$242,782,601	$—	$—	$242,782,601
Money Market Funds	4,348,391	—	—	4,348,391

	$247,130,992	$—	$—	$247,130,992

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Colombia ETF	iShares MSCI Israel ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$8,840,684,171	$473,554,362	$23,615,288	$127,677,310
Affiliated(c)	3,782,612	470,484	28,125	23,354,362
Foreign currency, at value(d)	8,567,737	—	5,659	341,097
Cash pledged:
Futures contracts	5,573,000	—	—	—
Receivables:
Investments sold	100,444,556	13,388,202	2,319,119	553,475
Securities lending income — Affiliated	—	—	—	5,391
Dividends	104,150,677	875	2,860	35,484

Total assets	9,063,202,753	487,413,923	25,971,051	151,967,119

LIABILITIES
Collateral on securities loaned, at value	—	—	—	23,252,827
Deferred foreign capital gain tax	—	—	—	59,071
Payables:
Investments purchased	92,524,558	4,471,654	2,544,032	585,185
Variation margin on futures contracts	1,496,807	—	—	—
Capital shares redeemed	—	9,092,332	—	—
Investment advisory fees	4,027,925	212,228	10,751	56,302

Total liabilities	98,049,290	13,776,214	2,554,783	23,953,385

NET ASSETS	$8,965,153,463	$473,637,709	$23,416,268	$128,013,734

NET ASSETS CONSIST OF:
Paid-in capital	$8,994,725,439	$526,851,366	$35,024,377	$173,816,901
Accumulated loss	(29,571,976)	(53,213,657)	(11,608,109)	(45,803,167)

NET ASSETS	$8,965,153,463	$473,637,709	$23,416,268	$128,013,734

Shares outstanding	207,800,000	10,450,000	1,750,000	2,350,000

Net asset value	$43.14	$45.32	$13.38	$54.47

Shares authorized	500 million	200 million	25 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$—	$—	$22,492,559
(b) Investments, at cost — Unaffiliated	$6,010,170,999	$347,934,358	$20,387,276	$134,709,096
(c) Investments, at cost — Affiliated	$3,782,612	$470,484	$28,125	$23,348,979
(d) Foreign currency, at cost	$8,579,409	$—	$5,524	$341,682

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

	iShares MSCI Russia ETF	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$574,652,700	$565,103,620	$551,863,262	$242,379,271
Affiliated(c)	1,006,440	14,033,926	14,940,740	4,751,721
Foreign currency, at value(d)	—	546,409	163,596	—
Receivables:
Investments sold	10,125,980	9,393,052	2,807,362	8,580,414
Securities lending income — Affiliated	—	4,752	69,755	1,254
Dividends	14,563	202	406	373,828

Total assets	585,799,683	589,081,961	569,845,121	256,086,488

LIABILITIES
Collateral on securities loaned, at value	—	14,029,390	14,783,317	4,156,265
Payables:
Investments purchased	10,092,835	8,642,028	1,939,323	8,759,764
Capital shares redeemed	—	—	51,223	20,647
Investment advisory fees	254,383	258,442	254,600	27,381

Total liabilities	10,347,218	22,929,860	17,028,463	12,964,057

NET ASSETS	$575,452,465	$566,152,101	$552,816,658	$243,122,431

NET ASSETS CONSIST OF:
Paid-in capital	$676,503,642	$810,228,535	$815,757,999	$224,537,085
Accumulated earnings (loss)	(101,051,177)	(244,076,434)	(262,941,341)	18,585,346

NET ASSETS	$575,452,465	$566,152,101	$552,816,658	$243,122,431

Shares outstanding	16,800,000	10,500,000	19,700,000	4,250,000

Net asset value	$34.25	$53.92	$28.06	$57.21

Shares authorized	1 billion	400 million	200 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$13,103,486	$13,956,122	$4,058,113
(b) Investments, at cost — Unaffiliated	$560,899,830	$664,206,750	$696,108,269	$222,323,430
(c) Investments, at cost — Affiliated	$1,006,440	$14,029,731	$14,935,219	$4,735,789
(d) Foreign currency, at cost	$—	$550,570	$158,583	$—

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Colombia ETF	iShares MSCI Israel ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$170,385,819	$3,664,842	$268,103	$632,407
Dividends — Affiliated	94,841	10,027	376	1,051
Securities lending income — Affiliated — net	—	—	48	20,180
Foreign taxes withheld	(14,703,492)	(1,186,994)	(14,647)	(133,318)

Total investment income	155,777,168	2,487,875	253,880	520,320

EXPENSES
Investment advisory fees	21,634,461	1,281,997	70,496	357,729
Commitment fees	—	—	41	—

Total expenses	21,634,461	1,281,997	70,537	357,729

Net investment income	134,142,707	1,205,878	183,343	162,591

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	25,550,473	(9,319,339)	(2,217,930)	4,130,705
Investments — Affiliated	—	—	—	22
In-kind redemptions — Unaffiliated	—	—	12,709	537,313
Futures contracts	(3,360,937)	—	—	—
Foreign currency transactions	(1,648,871)	(5,618)	(27,803)	(7,271)

Net realized gain (loss)	20,540,665	(9,324,957)	(2,233,024)	4,660,769

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	1,958,032,877	23,576,008	1,015,094	(9,544,909)
Investments — Affiliated	—	—	—	4,383
Futures contracts	4,186,311	—	—	—
Foreign currency translations	5,791,661	9	(22,033)	(2,323)

Net change in unrealized appreciation (depreciation)	1,968,010,849	23,576,017	993,061	(9,542,849)

Net realized and unrealized gain (loss)	1,988,551,514	14,251,060	(1,239,963)	(4,882,080)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,122,694,221	$15,456,938	$(1,056,620)	$(4,719,489)

(a) Net of foreign capital gain tax of	$—	$—	$—	$1,336
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$27,757

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

	iShares MSCI Russia ETF	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,060,722	$6,135,287	$2,161,912	$2,045,451
Dividends — Affiliated	15,611	3,527	3,679	12,081
Securities lending income — Affiliated — net	—	19,298	810,789	13,359
Foreign taxes withheld	(1,187,075)	(895,353)	(324,275)	(226)

Total investment income	9,889,258	5,262,759	2,652,105	2,070,665

EXPENSES
Investment advisory fees	1,507,101	1,290,791	1,479,023	153,979

Total expenses	1,507,101	1,290,791	1,479,023	153,979

Net investment income	8,382,157	3,971,968	1,173,082	1,916,686

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(16,669,880)	(16,405,668)	(36,176,336)	(3,019,477)
Investments — Affiliated	—	(110)	(3,647)	(3,008)
In-kind redemptions — Unaffiliated	2,589,966	10,348,331	18,406,048	3,734,655
In-kind redemptions — Affiliated	—	—	—	3,210
Foreign currency transactions	21,824	48,978	108,703	(2)

Net realized gain (loss)	(14,058,090)	(6,008,469)	(17,665,232)	715,378

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	53,985,736	(3,790,209)	177,311,086	(4,793,505)
Investments — Affiliated	—	4,195	1,459	(68,831)
Foreign currency translations	387	25,085	10,294	—

Net change in unrealized appreciation (depreciation)	53,986,123	(3,760,929)	177,322,839	(4,862,336)

Net realized and unrealized gain (loss)	39,928,033	(9,769,398)	159,657,607	(4,146,958)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,310,190	$(5,797,430)	$160,830,689	$(2,230,272)

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Brazil ETF		iShares MSCI Chile ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$134,142,707	$215,074,597	$1,205,878	$7,512,011
Net realized gain (loss)	20,540,665	(317,730,471)	(9,324,957)	29,985,852
Net change in unrealized appreciation (depreciation)	1,968,010,849	(1,355,630,047)	23,576,017	(56,500,492)

Net increase (decrease) in net assets resulting from operations	2,122,694,221	(1,458,285,921)	15,456,938	(19,002,629)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(113,734,764)	(186,603,443)	(676,823)	(7,431,414)
Return of capital	—	—	—	(465,343)

Decrease in net assets resulting from distributions to shareholders	(113,734,764)	(186,603,443)	(676,823)	(7,896,757)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,455,162,794	818,001,540	65,506,406	(47,394,474)

NET ASSETS(a)
Total increase (decrease) in net assets	3,464,122,251	(826,887,824)	80,286,521	(74,293,860)
Beginning of period	5,501,031,212	6,327,919,036	393,351,188	467,645,048

End of period	$8,965,153,463	$5,501,031,212	$473,637,709	$393,351,188

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets  (continued)

	iShares MSCI Colombia ETF		iShares MSCI Israel ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$183,343	$462,142	$162,591	$1,215,568
Net realized gain (loss)	(2,233,024)	(150,451)	4,660,769	3,243,415
Net change in unrealized appreciation (depreciation)	993,061	(1,227,252)	(9,542,849)	15,413,516

Net increase (decrease) in net assets resulting from operations	(1,056,620)	(915,561)	(4,719,489)	19,872,499

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(295,125)	(365,825)	(184,183)	(2,219,395)

Decrease in net assets resulting from distributions to shareholders	(295,125)	(365,825)	(184,183)	(2,219,395)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,066,268)	4,521,784	11,182,036	14,930,276

NET ASSETS(a)
Total increase (decrease) in net assets	(2,418,013)	3,240,398	6,278,364	32,583,380
Beginning of period	25,834,281	22,593,883	121,735,370	89,151,990

End of period	$23,416,268	$25,834,281	$128,013,734	$121,735,370

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Russia ETF		iShares MSCI South Africa ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,382,157	$21,439,425	$3,971,968	$9,864,282
Net realized gain (loss)	(14,058,090)	49,219,605	(6,008,469)	(17,918,274)
Net change in unrealized appreciation (depreciation)	53,986,123	(37,535,134)	(3,760,929)	(35,884,667)

Net increase (decrease) in net assets resulting from operations	48,310,190	33,123,896	(5,797,430)	(43,938,659)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,626,313)	(20,645,275)	(8,217,109)	(9,978,039)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	69,908,765	(63,695,247)	207,052,709	7,443,919

NET ASSETS(a)
Total increase (decrease) in net assets	96,592,642	(51,216,626)	193,038,170	(46,472,779)
Beginning of period	478,859,823	530,076,449	373,113,931	419,586,710

End of period	$575,452,465	$478,859,823	$566,152,101	$373,113,931

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets  (continued)

	iShares MSCI Turkey ETF		iShares MSCI USA Equal Weighted ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,173,082	$9,347,813	$1,916,686	$2,628,092
Net realized gain (loss)	(17,665,232)	(19,295,791)	715,378	9,677,841
Net change in unrealized appreciation (depreciation)	177,322,839	(211,430,501)	(4,862,336)	11,921,504

Net increase (decrease) in net assets resulting from operations	160,830,689	(221,378,479)	(2,230,272)	24,227,437

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,599,742)	(8,942,652)	(2,089,362)	(2,338,579)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,788,907	192,391,352	54,621,704	34,986,308

NET ASSETS(a)
Total increase (decrease) in net assets	166,019,854	(37,929,779)	50,302,070	56,875,166
Beginning of period	386,796,804	424,726,583	192,820,361	135,945,195

End of period	$552,816,658	$386,796,804	$243,122,431	$192,820,361

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Brazil ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$32.03		$40.06		$33.52		$24.71		$53.61		$42.52

Net investment income(a)	0.71		1.14		0.76		0.63		1.00		1.56
Net realized and unrealized gain (loss)(b)	10.97		(8.22)		6.45		8.62		(28.87)		11.08

Net increase (decrease) from investment operations	11.68		(7.08)		7.21		9.25		(27.87)		12.64

Distributions
From net investment income	(0.57)		(0.95)		(0.67)		(0.44)		(1.03)		(1.55)

Total distributions	(0.57)		(0.95)		(0.67)		(0.44)		(1.03)		(1.55)

Net asset value, end of period	$43.14		$32.03		$40.06		$33.52		$24.71		$53.61

Total Return
Based on net asset value	36.75	%(c)	(17.87)%		22.03%		38.22%		(52.49)%		30.33%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%		0.62%		0.63%		0.62%		0.62%

Net investment income	3.66	%(d)	2.86%		2.10%		2.41%		2.73%		3.37%

Supplemental Data
Net assets, end of period (000)	$8,965,153		$5,501,031		$6,327,919		$3,899,630		$1,989,135		$5,449,685

Portfolio turnover rate(e)	6	%(c)(f)	30	%(f)	20	%(f)	18	%(f)	63	%(f)	54	%(f)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(f) Portfolio turnover rate excluding cash creations was as follows:	5%		13%		13%		4%		48%		11%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Chile ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$43.71		$47.96		$36.77		$34.75		$43.52		$47.70

Net investment income(a)	0.12		0.78		0.69		0.78		0.66		0.69
Net realized and unrealized gain (loss)(b)	1.55		(4.06)		11.21		2.03		(8.81)		(4.18)

Net increase (decrease) from investment operations	1.67		(3.28)		11.90		2.81		(8.15)		(3.49)

Distributions
From net investment income	(0.06)		(0.92)		(0.67)		(0.75)		(0.62)		(0.69)
Return of capital	—		(0.05)		(0.04)		(0.04)		—		—

Total distributions	(0.06)		(0.97)		(0.71)		(0.79)		(0.62)		(0.69)

Net asset value, end of period	$45.32		$43.71		$47.96		$36.77		$34.75		$43.52

Total Return
Based on net asset value	3.86	%(c)	(7.03)%		32.65%		8.17%		(18.85)%		(7.40)%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%		0.62%		0.64%		0.62%		0.62%

Net investment income	0.56	%(d)	1.55%		1.68%		2.20%		1.64%		1.49%

Supplemental Data
Net assets, end of period (000)	$473,638		$393,351		$467,645		$327,244		$234,536		$352,499

Portfolio turnover rate(e)	34	%(c)(f)	54	%(f)	54	%(f)	73	%(f)	71	%(f)	91	%(f)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(f) Portfolio turnover rate excluding cash creations was as follows:	3%		11%		8%		11%		10%		11%

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Colombia ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$13.96		$14.58	$13.18	$11.88	$28.22		$25.98

Net investment income(a)	0.10		0.30	0.23	0.25	0.46	(b)	0.67
Net realized and unrealized gain (loss)(c)	(0.52)		(0.70)	1.34	1.23	(16.34)		2.24

Net increase (decrease) from investment operations	(0.42)		(0.40)	1.57	1.48	(15.88)		2.91

Distributions
From net investment income	(0.16)		(0.22)	(0.17)	(0.18)	(0.45)		(0.63)
From net realized gain	—		—	—	—	—		(0.03)
Return of capital	—		—	—	—	(0.01)		(0.01)

Total distributions	(0.16)		(0.22)	(0.17)	(0.18)	(0.46)		(0.67)

Net asset value, end of period	$13.38		$13.96	$14.58	$13.18	$11.88		$28.22

Total Return
Based on net asset value	(2.94	)%(d)	(2.69)%	12.05%	12.49%	(56.73)%		11.44%

Ratios to Average Net Assets
Total expenses	0.61	%(e)	0.61%	0.61%	0.61%	0.61%		0.61%

Net investment income	1.59	%(e)	2.01%	1.72%	2.16%	2.60	%(b)	2.54%

Supplemental Data
Net assets, end of period (000)	$23,416		$25,834	$22,594	$17,136	$14,251		$25,396

Portfolio turnover rate(f)	34	%(d)	26%	14%	68%	86%		34%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Ecopetrol SA. Excluding such special distribution, the net investment income would have been $0.33 per share and 1.87% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Israel ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$56.62		$48.19	$49.36	$50.51	$50.69	$42.85

Net investment income(a)	0.07		0.59	0.62	0.71	1.23	0.87
Net realized and unrealized gain (loss)(b)	(2.14)		8.88	(0.98)	(0.87)	(0.34)	7.95

Net increase (decrease) from investment operations	(2.07)		9.47	(0.36)	(0.16)	0.89	8.82

Distributions
From net investment income	(0.08)		(1.04)	(0.81)	(0.99)	(1.07)	(0.98)

Total distributions	(0.08)		(1.04)	(0.81)	(0.99)	(1.07)	(0.98)

Net asset value, end of period	$54.47		$56.62	$48.19	$49.36	$50.51	$50.69

Total Return
Based on net asset value	(3.65	)%(c)	19.91%	(0.77)%	(0.23)%	1.80%	20.67%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%	0.62%	0.64%	0.62%	0.62%

Net investment income	0.27	%(d)	1.15%	1.25%	1.46%	2.45%	1.74%

Supplemental Data
Net assets, end of period (000)	$128,014		$121,735	$89,152	$93,793	$126,285	$121,645

Portfolio turnover rate(e)	13	%(c)	6%	28%	46%	14%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)	Year Ended 08/31/14 (a)

Net asset value, beginning of period	$32.47		$32.13	$27.92	$25.03	$36.68	$39.68

Net investment income(b)	0.55		1.21	1.14	1.06	0.94	1.26
Net realized and unrealized gain (loss)(c)	2.61		0.22	4.07	2.65	(11.27)	(4.01)

Net increase (decrease) from investment operations	3.16		1.43	5.21	3.71	(10.33)	(2.75)

Distributions
From net investment income	(1.38)		(1.09)	(1.00)	(0.82)	(1.32)	(0.25)

Total distributions	(1.38)		(1.09)	(1.00)	(0.82)	(1.32)	(0.25)

Net asset value, end of period	$34.25		$32.47	$32.13	$27.92	$25.03	$36.68

Total Return
Based on net asset value	10.13	%(d)	4.37%	18.73%	15.62%	(27.57)%	(7.00)%

Ratios to Average Net Assets
Total expenses	0.59	%(e)	0.59%	0.62%	0.64%	0.62%	0.62%

Net investment income	3.29	%(e)	3.50%	4.27%	4.17%	3.33%	3.14%

Supplemental Data
Net assets, end of period (000)	$575,452		$478,860	$530,076	$319,629	$210,912	$289,775

Portfolio turnover rate(f)	11	%(d)	32%	18%	23%	19%	15%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$54.87		$62.62	$52.78	$57.44	$70.77	$58.88

Net investment income(a)	0.47		1.41	1.07	1.02	1.28	1.57
Net realized and unrealized gain (loss)(b)	(0.35)		(7.69)	9.79	(3.24)	(13.24)	11.86

Net increase (decrease) from investment operations	0.12		(6.28)	10.86	(2.22)	(11.96)	13.43

Distributions
From net investment income	(1.07)		(1.47)	(1.02)	(2.44)	(1.37)	(1.54)

Total distributions	(1.07)		(1.47)	(1.02)	(2.44)	(1.37)	(1.54)

Net asset value, end of period	$53.92		$54.87	$62.62	$52.78	$57.44	$70.77

Total Return
Based on net asset value	0.38	%(c)	(10.20)%	20.91%	(3.64)%	(17.07)%	23.13%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%	0.62%	0.64%	0.62%	0.62%

Net investment income	1.81	%(d)	2.20%	1.91%	1.96%	1.94%	2.40%

Supplemental Data
Net assets, end of period (000)	$566,152		$373,114	$419,587	$406,443	$373,346	$587,396

Portfolio turnover rate(e)	6	%(c)	15%	13%	12%	9%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$20.09		$46.17	$38.16	$38.27	$55.72		$49.00

Net investment income(a)	0.06		1.01	0.97	0.96	1.13	(b)	0.85
Net realized and unrealized gain (loss)(c)	7.99		(26.05)	8.12	(0.17)	(17.49)		6.75

Net increase (decrease) from investment operations	8.05		(25.04)	9.09	0.79	(16.36)		7.60

Distributions
From net investment income	(0.08)		(1.04)	(1.08)	(0.90)	(1.09)		(0.88)

Total distributions	(0.08)		(1.04)	(1.08)	(0.90)	(1.09)		(0.88)

Net asset value, end of period	$28.06		$20.09	$46.17	$38.16	$38.27		$55.72

Total Return
Based on net asset value	40.11	%(d)	(54.97)%	24.23%	1.98%	(29.69)%		15.52%

Ratios to Average Net Assets
Total expenses	0.59	%(e)	0.59%	0.62%	0.64%	0.62%		0.62%

Net investment income	0.47	%(e)	2.76%	2.58%	2.45%	2.31	%(b)	1.64%

Supplemental Data
Net assets, end of period (000)	$552,817		$386,797	$424,727	$368,225	$371,225		$515,367

Portfolio turnover rate(f)	7	%(d)	7%	6%	6%	6%		8%

(a)	Based on average shares outstanding.
(b)

Includes a one-time special distribution from Turkcell Iletisim Hizmetleri AS. Excluding such special distribution, the net investment income would have been $0.76 per share and 1.55% of average net assets.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Equal Weighted ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$59.33		$51.30	$46.05	$42.51	$43.08	$35.26

Net investment income(a)	0.51		0.98	0.85	0.77	0.80	0.71
Net realized and unrealized gain (loss)(b)	(2.06)		7.94	5.18	3.63	(0.57)	8.01

Net increase (decrease) from investment operations	(1.55)		8.92	6.03	4.40	0.23	8.72

Distributions
From net investment income	(0.57)		(0.89)	(0.78)	(0.86)	(0.80)	(0.90)

Total distributions	(0.57)		(0.89)	(0.78)	(0.86)	(0.80)	(0.90)

Net asset value, end of period	$57.21		$59.33	$51.30	$46.05	$42.51	$43.08

Total Return
Based on net asset value	(2.55	)%(c)	17.55%	13.22%	10.54%	0.48%	24.98%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.87	%(d)	1.76%	1.72%	1.79%	1.82%	1.82%

Supplemental Data
Net assets, end of period (000)	$243,122		$192,820	$135,945	$73,673	$44,632	$47,391

Portfolio turnover rate(e)	11	%(c)	23%	27%	28%	39%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Brazil	Non-diversified
MSCI Chile	Non-diversified
MSCI Colombia	Non-diversified
MSCI Israel	Non-diversified
MSCI Russia	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
MSCI USA Equal Weighted	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Israel
JPMorgan Securities LLC	$393,960	$393,960		$—	$—
Merrill Lynch, Pierce, Fenner & Smith	4,902,555	4,902,555		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	17,103,655	17,103,655		—	—
UBS AG	92,389	92,389		—	—

	$22,492,559	$22,492,559		$—	$—

MSCI South Africa
Citigroup Global Markets Inc.	$13,103,486	$13,103,486		$—	$—

MSCI Turkey
Credit Suisse Securities (USA) LLC	$7,523,695	$7,523,695		$—	$—
Deutsche Bank Securities Inc.	1,107,987	1,107,987		—	—
Goldman Sachs & Co.	21,130	21,130		—	—
HSBC Bank PLC	18,795	18,795		—	—
JPMorgan Securities LLC	3,108,480	3,108,480		—	—
Merrill Lynch, Pierce, Fenner & Smith	167,244	167,244		—	—
Morgan Stanley & Co. LLC	1,747,047	1,747,047		—	—
UBS AG	261,744	261,744		—	—

	$13,956,122	$13,956,122		$—	$—

MSCI USA Equal Weighted
BNP Paribas Prime Brokerage International Ltd.	$1,234,274	$1,234,274		$—	$—
Citigroup Global Markets Inc.	5,270	5,270		—	—
Credit Suisse Securities (USA) LLC	378,491	378,491		—	—
Goldman Sachs & Co.	659,751	659,751		—	—
HSBC Bank PLC	529,575	529,575		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	458,725	458,725		—	—
National Financial Services LLC	5,539	5,539		—	—
TD Prime Services LLC	362,331	362,331		—	—
UBS AG	424,157	424,157		—	—

	$4,058,113	$4,058,113		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (unaudited) (continued)

investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Brazil, iShares MSCI Chile, iShares MSCI Israel, iShares MSCI Russia, iShares MSCI South Africa and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Colombia	0.61%
MSCI USA Equal Weighted	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Pursuant to the current securities lending agreement, the iShares MSCI USA Equal Weighted ETF (the “Group 1 Fund”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Colombia ETF, iShares MSCI Israel ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF and iShares MSCI Turkey ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, each Group 1 Fund would have retained for the remainder of that calendar year 75% of securities lending income (which excludes collateral investment fees) and the amount retained would not have been less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Colombia	$8
MSCI Israel	5,876
MSCI South Africa	5,596
MSCI Turkey	155,571
MSCI USA Equal Weighted	5,459

Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Israel	$577,066	$1,562,066
MSCI Russia	3,314,597	886,771
MSCI USA Equal Weighted	9,012,813	7,506,339

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil	$1,871,921,450	$458,652,121
MSCI Chile	213,759,976	147,625,062
MSCI Colombia	8,044,234	8,834,144
MSCI Israel	15,913,636	15,945,196
MSCI Russia	61,356,371	55,668,676
MSCI South Africa	33,491,113	25,800,826
MSCI Turkey	35,579,429	40,393,771
MSCI USA Equal Weighted	23,224,722	22,205,821

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Colombia	$153,255	$213,804
MSCI Israel	13,528,998	2,370,627
MSCI Russia	63,691,276	13,563,821
MSCI South Africa	373,365,588	171,464,721
MSCI Turkey	72,424,684	65,721,709
MSCI USA Equal Weighted	65,692,022	11,269,102

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI Brazil	$2,448,185,257	$—	$2,448,185,257
MSCI Chile	125,803,638	976,991	126,780,629
MSCI Colombia	8,968,691	—	8,968,691
MSCI Israel	33,403,898	7,130,249	40,534,147
MSCI Russia	83,968,805	—	83,968,805
MSCI South Africa	108,053,243	6,137,142	114,190,385
MSCI Turkey	81,724,632	3,859,184	85,583,816
MSCI USA Equal Weighted	950,870	—	950,870

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil	$6,524,440,357	$2,950,527,093	$(627,643,953)	$2,322,883,140
MSCI Chile	391,610,186	126,825,613	(44,410,953)	82,414,660
MSCI Colombia	24,061,134	3,715,362	(4,133,083)	(417,721)
MSCI Israel	160,880,209	21,502,383	(31,350,920)	(9,848,537)
MSCI Russia	579,206,339	61,525,848	(65,073,047)	(3,547,199)
MSCI South Africa	706,246,642	10,883,044	(137,992,140)	(127,109,096)
MSCI Turkey	726,312,915	14,803,678	(174,312,591)	(159,508,913)
MSCI USA Equal Weighted	228,830,061	28,119,708	(9,818,777)	18,300,931

9.	LINE OF CREDIT

The iShares MSCI Colombia ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2019.

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which can consist of prohibiting certain securities trades, prohibiting certain private transactions in the energy sector, asset freezes and prohibition of all business, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy, and may negatively impact a fund. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
MSCI Brazil
Shares sold	38,400,000	$1,536,626,625	51,100,000	$2,106,146,096
Shares redeemed	(2,350,000)	(81,463,831)	(37,300,000)	(1,288,144,556)

Net increase	36,050,000	$1,455,162,794	13,800,000	$818,001,540

MSCI Chile
Shares sold	4,500,000	$200,090,036	4,200,000	$204,165,240
Shares redeemed	(3,050,000)	(134,583,630)	(4,950,000)	(251,559,714)

Net increase(decrease)	1,450,000	$65,506,406	(750,000)	$(47,394,474)

MSCI Colombia
Shares sold	350,000	$4,605,984	400,000	$6,036,941
Shares redeemed	(450,000)	(5,672,252)	(100,000)	(1,515,157)

Net increase(decrease)	(100,000)	$(1,066,268)	300,000	$4,521,784

MSCI Israel
Shares sold	250,000	$13,618,762	600,000	$30,421,376
Shares redeemed	(50,000)	(2,436,726)	(300,000)	(15,491,100)

Net increase	200,000	$11,182,036	300,000	$14,930,276

MSCI Russia
Shares sold	2,550,000	$86,467,817	6,800,000	$228,623,987
Shares redeemed	(500,000)	(16,559,052)	(8,550,000)	(292,319,234)

Net increase(decrease)	2,050,000	$69,908,765	(1,750,000)	$(63,695,247)

MSCI South Africa
Shares sold	7,100,000	$378,771,749	3,500,000	$223,536,185
Shares redeemed	(3,400,000)	(171,719,040)	(3,400,000)	(216,092,266)

Net increase	3,700,000	$207,052,709	100,000	$7,443,919

MSCI Turkey
Shares sold	3,000,000	$72,879,422	13,950,000	$339,600,282
Shares redeemed	(2,550,000)	(66,090,515)	(3,900,000)	(147,208,930)

Net increase	450,000	$6,788,907	10,050,000	$192,391,352

MSCI USA Equal Weighted
Shares sold	1,200,000	$66,040,244	1,400,000	$78,296,192
Shares redeemed	(200,000)	(11,418,540)	(800,000)	(43,309,884)

Net increase	1,000,000	$54,621,704	600,000	$34,986,308

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income	Return of capital
MSCI Brazil	$186,603,443	$—
MSCI Chile	7,431,414	465,343
MSCI Colombia	365,825	—
MSCI Israel	2,219,395	—
MSCI Russia	20,645,275	—
MSCI South Africa	9,978,039	—
MSCI Turkey	8,942,652	—
MSCI USA Equal Weighted	2,338,579	—

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Brazil	$50,812,884
MSCI Chile	(51,786)
MSCI Colombia	100,951
MSCI Israel	(519,165)
MSCI Russia	13,405,253
MSCI South Africa	504,766
MSCI Turkey	167,417
MSCI USA Equal Weighted	692,087

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Brazil(a)	$0.411091	$—	$0.163327	$0.574418	72%	—%	28%	100%
MSCI Colombia(a)	0.136165	—	0.019164	0.155329	88	—	12	100
MSCI Israel(a)	0.051244	—	0.025499	0.076743	67	—	33	100
MSCI Russia(a)	1.216263	—	0.165610	1.381873	88	—	12	100
MSCI South Africa(a)	1.018108	—	0.049049	1.067157	95	—	5	100
MSCI Turkey(a)	0.050520	—	0.025840	0.076360	66	—	34	100
MSCI USA Equal Weighted(a)	0.465325	—	0.109672	0.574997	81	—	19	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	63

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶	iShares MSCI Australia ETF | EWA | NYSE Arca

▶	iShares MSCI Canada ETF | EWC | NYSE Arca

▶	iShares MSCI Japan ETF | EWJ | NYSE Arca

▶	iShares MSCI Mexico ETF | EWW | NYSE Arca

▶	iShares MSCI South Korea ETF | EWY | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI Australia ETF

Investment Objective

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.81)%	(2.25)%	1.80%	11.53%	(2.25)%	9.33%	197.72%
Fund Market	(1.82)	(1.34)	1.67	11.65	(1.34)	8.61	200.89
Index	(1.63)	(1.88)	2.16	11.99	(1.88)	11.27	210.36

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$981.90	$2.41		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	38.0%
Materials	18.8
Health Care	8.8
Real Estate	7.3
Energy	6.5
Industrials	6.0
Consumer Discretionary	5.4
Consumer Staples	4.9
Utilities	2.2
Communication Services	1.5
Information Technology	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Commonwealth Bank of Australia	9.8%
BHP Group Ltd.	8.2
Westpac Banking Corp.	7.0
CSL Ltd.	6.6
Australia & New Zealand Banking Group Ltd.	6.0
National Australia Bank Ltd.	5.2
Macquarie Group Ltd.	3.1
Woolworths Group Ltd.	2.8
Wesfarmers Ltd.	2.8
Rio Tinto Ltd.	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI Canada ETF

Investment Objective

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Custom Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.72)%	2.70%	1.19%	8.46%	2.70%	6.10%	125.33%
Fund Market	(1.75)	2.81	1.18	8.51	2.81	6.03	126.31
Index	(1.67)	2.84	1.37	8.68	2.84	7.01	129.98

Index performance through August 31, 2017 reflects the performance of the MSCI Canada Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Canada Custom Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$982.80	$2.41		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	39.4%
Energy	20.3
Materials	10.3
Industrials	9.2
Information Technology	4.8
Consumer Staples	4.4
Consumer Discretionary	4.2
Communication Services	3.2
Utilities	2.3
Health Care	1.2
Real Estate	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Royal Bank of Canada	8.2%
Toronto-Dominion Bank (The)	7.6
Enbridge Inc.	4.8
Bank of Nova Scotia (The)	4.8
Canadian National Railway Co.	4.4
Suncor Energy Inc.	4.0
Bank of Montreal	3.7
TransCanada Corp.	2.9
Brookfield Asset Management Inc., Class A	2.8
Canadian Imperial Bank of Commerce	2.7

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2019	iShares® MSCI Japan ETF

Investment Objective

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.43)%	(10.58)%	4.85%	7.63%	(10.58)%	26.72%	108.53%
Fund Market	(5.94)	(9.61)	4.73	7.94	(9.61)	26.00	114.65
Index	(6.27)	(10.29)	5.22	8.12	(10.29)	28.99	118.33

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$935.70	$2.35		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	20.9%
Consumer Discretionary	18.5
Financials	11.2
Information Technology	10.4
Health Care	9.3
Consumer Staples	8.6
Communication Services	8.3
Materials	5.6
Real Estate	4.1
Utilities	2.1
Energy	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Toyota Motor Corp.	4.2%
SoftBank Group Corp.	2.3
Sony Corp.	1.9
Mitsubishi UFJ Financial Group Inc.	1.9
Takeda Pharmaceutical Co. Ltd.	1.8
Keyence Corp.	1.8
Sumitomo Mitsui Financial Group Inc.	1.4
Honda Motor Co. Ltd.	1.4
KDDI Corp.	1.3
Kao Corp.	1.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® MSCI Mexico ETF

Investment Objective

The iShares MSCI Mexico ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(12.65)%	(10.84)%	(4.56)%	7.96%	(10.84)%	(20.82)%	115.10%
Fund Market	(12.70)	(10.92)	(4.53)	8.01	(10.92)	(20.70)	116.09
Index	(12.46)	(10.54)	(4.27)	7.88	(10.54)	(19.61)	113.45

Index performance through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$873.50	$2.28		$1,000.00	$1,022.40	$2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Staples	29.2%
Communication Services	19.5
Financials	16.7
Materials	12.6
Industrials	11.5
Real Estate	6.4
Consumer Discretionary	2.4
Utilities	1.3
Health Care	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
America Movil SAB de CV, Series L	14.8%
Fomento Economico Mexicano SAB de CV	10.6
Grupo Financiero Banorte SAB de CV, Class O	8.5
Wal-Mart de Mexico SAB de CV	8.0
Grupo Mexico SAB de CV, Series B	4.9
Cemex SAB de CV	4.1
Grupo Televisa SAB	3.3
Fibra Uno Administracion SA de CV	2.8
Grupo Aeroportuario del Sureste SAB de CV, Class B	2.3
Grupo Financiero Inbursa SAB de CV, Class O	2.3

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2019	iShares® MSCI South Korea ETF

Investment Objective

The iShares MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.35)%	(12.26)%	2.37%	12.50%	(12.26)%	12.41%	224.71%
Fund Market	(5.08)	(11.50)	2.45	12.80	(11.50)	12.86	233.64
Index	(5.25)	(11.98)	2.83	13.13	(11.98)	14.99	243.31

Index performance through February 11, 2013 reflects the performance of the MSCI Korea Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$946.50	$2.85		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	31.8%
Financials	13.3
Consumer Discretionary	12.1
Industrials	11.0
Materials	8.4
Consumer Staples	6.8
Health Care	6.3
Communication Services	6.3
Energy	2.6
Utilities	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Samsung Electronics Co. Ltd.	22.0%
SK Hynix Inc.	5.2
POSCO	2.6
Hyundai Motor Co.	2.5
Shinhan Financial Group Co. Ltd.	2.4
NAVER Corp.	2.4
LG Chem Ltd.	2.3
KB Financial Group Inc.	2.3
Celltrion Inc.	2.2
Hyundai Mobis Co. Ltd.	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 28.3%
Australia & New Zealand Banking Group Ltd.	3,677,072	$73,249,488
Bank of Queensland Ltd.	506,501	3,246,755
Bendigo & Adelaide Bank Ltd.	622,437	4,366,332
Commonwealth Bank of Australia	2,270,334	119,446,207
National Australia Bank Ltd.	3,506,465	62,691,178
Westpac Banking Corp.	4,405,089	84,492,665

		347,492,625

Beverages — 1.1%
Coca-Cola Amatil Ltd.	651,837	3,696,083
Treasury Wine Estates Ltd.	922,577	9,832,385

		13,528,468

Biotechnology — 6.5%
CSL Ltd.	580,193	79,979,934

Capital Markets — 4.1%
ASX Ltd.	248,356	12,327,863
Macquarie Group Ltd.	414,702	37,953,916

		50,281,779

Chemicals — 0.9%
Incitec Pivot Ltd.	2,099,206	5,033,029
Orica Ltd.	486,146	6,104,581

		11,137,610

Commercial Services & Supplies — 1.4%
Brambles Ltd.	2,041,727	17,082,421

Construction & Engineering — 0.4%
CIMIC Group Ltd.	125,092	4,463,185

Construction Materials — 1.0%
Boral Ltd.	1,504,530	5,330,582
James Hardie Industries PLC	566,009	7,103,401

		12,433,983

Containers & Packaging — 1.3%
Amcor Ltd./Australia	1,485,302	15,903,609

Diversified Financial Services — 0.8%
AMP Ltd.	3,739,807	6,279,219
Challenger Ltd./Australia	707,601	4,052,553

		10,331,772

Diversified Telecommunication Services — 1.1%
Telstra Corp. Ltd.	5,338,557	11,888,106
TPG Telecom Ltd.	474,514	2,248,369

		14,136,475

Electric Utilities — 0.2%
AusNet Services	2,304,359	2,844,422

Energy Equipment & Services — 0.4%
WorleyParsons Ltd.	412,976	4,380,734

Equity Real Estate Investment Trusts (REITs) — 6.7%
BGP Holdings PLC(a)(b)	18,888,372	215
Dexus	1,304,538	11,155,926
Goodman Group	2,093,651	19,065,960
GPT Group (The)	2,315,235	9,635,969
Mirvac Group	4,693,766	8,582,207
Scentre Group	6,818,996	18,774,822
Stockland	3,086,215	7,684,908

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vicinity Centres	4,212,025	$7,371,748

		82,271,755

Food & Staples Retailing — 3.7%
Coles Group Ltd.(b)	1,454,138	11,721,413
Woolworths Group Ltd.	1,684,322	34,355,577

		46,076,990

Gas Utilities — 0.9%
APA Group	1,514,880	10,788,393

Health Care Equipment & Supplies — 0.7%
Cochlear Ltd.	74,061	8,983,765

Health Care Providers & Services — 1.5%
Ramsay Health Care Ltd.	181,175	8,349,946
Sonic Healthcare Ltd.	554,708	9,518,887

		17,868,833

Hotels, Restaurants & Leisure — 2.4%
Aristocrat Leisure Ltd.	737,033	12,909,797
Crown Resorts Ltd.	486,098	3,963,263
Domino’s Pizza Enterprises Ltd.(c)	76,408	2,242,370
Flight Centre Travel Group Ltd.	71,077	2,314,485
Tabcorp Holdings Ltd.	2,448,648	8,222,669

		29,652,584

Insurance — 4.4%
Insurance Australia Group Ltd.	2,963,448	15,496,338
Medibank Pvt Ltd.	3,529,363	7,131,142
QBE Insurance Group Ltd.	1,703,054	14,963,728
Suncorp Group Ltd.	1,665,315	16,053,884

		53,645,092

Interactive Media & Services — 0.3%
REA Group Ltd.	67,815	3,934,059

IT Services — 0.6%
Computershare Ltd.	591,085	7,254,099

Metals & Mining — 15.4%
Alumina Ltd.	3,141,038	5,698,464
BHP Group Ltd.	3,778,024	100,069,604
BlueScope Steel Ltd.	697,553	6,679,850
Fortescue Metals Group Ltd.	1,995,986	8,605,469
Newcrest Mining Ltd.	984,615	17,036,267
Rio Tinto Ltd.	476,018	32,565,838
South32 Ltd.	6,513,924	18,120,237

		188,775,729

Multi-Utilities — 1.0%
AGL Energy Ltd.	841,085	12,691,852

Multiline Retail — 3.0%
Harvey Norman Holdings Ltd.	757,083	1,939,056
Wesfarmers Ltd.	1,454,138	34,326,256

		36,265,312

Oil, Gas & Consumable Fuels — 6.0%
Caltex Australia Ltd.	334,483	6,805,884
Oil Search Ltd.	1,754,903	10,450,162
Origin Energy Ltd.(b)	2,257,204	11,819,335
Santos Ltd.	2,273,703	11,193,973
Washington H Soul Pattinson & Co. Ltd.	137,728	2,883,745
Woodside Petroleum Ltd.	1,200,598	30,963,501

		74,116,600

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 0.5%
Seek Ltd.	428,092	$5,610,107

Real Estate Management & Development — 0.5%
Lendlease Group	735,976	6,744,099

Road & Rail — 0.7%
Aurizon Holdings Ltd.	2,548,037	8,193,861

Transportation Infrastructure — 3.1%
Sydney Airport	1,415,386	7,250,231
Transurban Group	3,427,989	30,412,373

		37,662,604

Total Common Stocks — 98.9% (Cost: $1,458,987,822)		1,214,532,751

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.62%(d)(e)(f)	2,223,435	2,224,325

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	663,873	$663,873

		2,888,198

Total Short-Term Investments — 0.2% (Cost: $2,887,315)		2,888,198

Total Investments in Securities — 99.1% (Cost: $1,461,875,137)		1,217,420,949

Other Assets, Less Liabilities — 0.9%		11,285,700

Net Assets — 100.0%		$1,228,706,649

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,082,269	(2,858,834)	2,223,435	$2,224,325	$14,720	(b)	$663		$(261)
BlackRock Cash Funds: Treasury, SL Agency Shares	358,813	305,060	663,873	663,873	16,217		—		—

				$2,888,198	$30,937		$663		$(261)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	128	03/21/19	$13,999	$456,706

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$456,706

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Australia ETF

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,080,414)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$276,271

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,555,449

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,214,532,536	$—	$215	$1,214,532,751
Money Market Funds	2,888,198	—	—	2,888,198

	$1,217,420,734	$—	$215	$1,217,420,949

Derivative financial instruments(a)
Assets
Futures Contracts	$456,706	$—	$—	$456,706

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

The Fund had transfers from Level 2 to Level 1 during the six months ended February 28, 2019 in the amount of $ 26,380,384 (the value of the securities as of the beginning of the period), resulting in a difference of valuation methodology, due to a resumption of trading.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Bombardier Inc., Class B(a)	4,145,489	$8,813,492
CAE Inc.	522,879	11,017,382

		19,830,874

Auto Components — 1.3%
Magna International Inc.	660,431	34,821,814

Banks — 28.0%
Bank of Montreal	1,237,543	96,428,749
Bank of Nova Scotia (The)	2,262,876	125,669,514
Canadian Imperial Bank of Commerce	842,382	71,400,989
National Bank of Canada	657,389	30,992,622
Royal Bank of Canada	2,763,712	215,829,749
Toronto-Dominion Bank (The)	3,524,218	201,926,720

		742,248,343

Capital Markets — 3.2%
Brookfield Asset Management Inc., Class A	1,612,399	72,772,207
CI Financial Corp.	532,098	7,514,824
IGM Financial Inc.	167,510	4,372,812

		84,659,843

Chemicals — 2.8%
Methanex Corp.	130,717	7,351,715
Nutrien Ltd.	1,237,265	67,293,312

		74,645,027

Construction & Engineering — 0.8%
SNC-Lavalin Group Inc.	340,765	9,405,321
WSP Global Inc.	201,696	10,672,888

		20,078,209

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	288,107	11,760,541

Diversified Financial Services — 0.4%
Onex Corp.	167,701	10,078,614

Diversified Telecommunication Services — 1.0%
BCE Inc.	297,007	13,197,304
TELUS Corp.	380,465	13,808,829

		27,006,133

Electric Utilities — 1.6%
Emera Inc.	114,634	4,075,295
Fortis Inc./Canada	810,876	29,214,933
Hydro One Ltd.(b)	635,333	9,961,751

		43,251,979

Equity Real Estate Investment Trusts (REITs) —0.5%
H&R Real Estate Investment Trust	280,533	4,837,437
RioCan REIT	307,313	5,866,248
SmartCentres Real Estate Investment Trust	131,954	3,382,511

		14,086,196

Food & Staples Retailing — 3.8%
Alimentation Couche-Tard Inc., Class B	830,849	46,791,245
Empire Co. Ltd., Class A, NVS	339,440	7,879,029
George Weston Ltd.	149,360	10,637,789
Loblaw Companies Ltd.	370,776	18,451,525
Metro Inc.	470,264	17,660,788

		101,420,376

Food Products — 0.6%
Saputo Inc.	449,388	14,634,967

Security	Shares	Value

Gas Utilities — 0.3%
AltaGas Ltd.	519,872	$6,978,995

Hotels, Restaurants & Leisure — 1.2%
Restaurant Brands International Inc.	446,321	28,202,607
Stars Group Inc. (The)(a)(c)	197,192	3,285,036

		31,487,643

Insurance — 7.7%
Fairfax Financial Holdings Ltd.	53,701	26,566,296
Great-West Lifeco Inc.	573,104	13,167,902
IA Financial Corp Inc.(a)	208,327	7,986,659
Intact Financial Corp.	268,583	22,432,901
Manulife Financial Corp.	3,807,009	64,288,444
Power Corp. of Canada	682,507	14,557,040
Power Financial Corp.	485,531	10,827,673
Sun Life Financial Inc.	1,174,868	44,443,374

		204,270,289

IT Services — 2.5%
CGI Inc.(a)	491,137	32,902,823
Shopify Inc., Class A(a)(c)	168,774	31,945,317

		64,848,140

Media — 0.7%
Shaw Communications Inc., Class B, NVS	875,783	18,047,647

Metals & Mining — 6.8%
Agnico Eagle Mines Ltd.	450,037	19,125,718
Barrick Gold Corp.	3,358,864	42,336,479
First Quantum Minerals Ltd.	1,338,041	15,331,085
Franco-Nevada Corp.	357,628	26,921,215
Goldcorp Inc.	1,673,870	17,666,509
Kinross Gold Corp.(a)	2,428,568	8,095,227
Lundin Mining Corp.	1,291,044	6,548,348
Teck Resources Ltd., Class B	990,928	22,188,661
Turquoise Hill Resources Ltd.(a)	1,982,060	3,416,307
Wheaton Precious Metals Corp.	855,010	18,580,399

		180,209,948

Multi-Utilities — 0.4%
Atco Ltd./Canada, Class I, NVS	151,339	5,089,449
Canadian Utilities Ltd., Class A, NVS	254,491	6,761,306

		11,850,755

Multiline Retail — 1.1%
Canadian Tire Corp. Ltd., Class A, NVS	121,543	13,400,185
Dollarama Inc.	601,574	16,270,361

		29,670,546

Oil, Gas & Consumable Fuels — 20.2%
ARC Resources Ltd.	703,742	5,311,463
Cameco Corp.	771,596	8,946,295
Canadian Natural Resources Ltd.	2,338,043	66,359,945
Cenovus Energy Inc.	2,018,655	18,485,178
Enbridge Inc.	3,452,188	127,602,515
Encana Corp.	2,935,777	21,533,490
Husky Energy Inc.	689,597	7,660,444
Imperial Oil Ltd.	563,252	15,238,169
Inter Pipeline Ltd.	742,217	11,925,066
Keyera Corp.	401,646	9,853,593
Pembina Pipeline Corp.	966,862	35,356,168
PrairieSky Royalty Ltd.	419,450	6,105,434
Seven Generations Energy Ltd., Class A(a)	533,790	3,899,058
Suncor Energy Inc.	3,102,223	106,846,496
Tourmaline Oil Corp.	506,215	7,675,864

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
TransCanada Corp.	1,690,455	$75,537,796
Vermilion Energy Inc.	284,287	7,265,832

		535,602,806

Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	118,646	5,835,005

Pharmaceuticals — 1.2%
Aurora Cannabis Inc.(a)(c)	591,594	4,456,046
Bausch Health Companies Inc.(a)	605,950	14,382,686
Canopy Growth Corp.(a)(c)	251,553	11,914,864

		30,753,596

Professional Services — 0.8%
Thomson Reuters Corp.	394,256	21,422,141

Real Estate Management & Development — 0.2%
First Capital Realty Inc.	332,524	5,408,249

Road & Rail — 6.6%
Canadian National Railway Co.	1,370,136	117,475,898
Canadian Pacific Railway Ltd.	277,129	57,218,616

		174,694,514

Software — 2.3%
BlackBerry Ltd.(a)	997,688	8,666,325
Constellation Software Inc./Canada	38,805	33,110,359
Open Text Corp.	513,257	19,439,073

		61,215,757

Textiles, Apparel & Luxury Goods — 0.6%
Gildan Activewear Inc.	425,784	15,214,423

Trading Companies & Distributors — 0.2%
Finning International Inc.	328,663	6,121,567

Security	Shares	Value

Wireless Telecommunication Services — 1.5%
Rogers Communications Inc., Class B, NVS	696,450	$38,450,174

Total Common Stocks — 99.7% (Cost: $3,114,137,839)		2,640,605,111

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.62%(d)(e)(f)	40,196,185	40,212,263
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	1,384,636	1,384,636

		41,596,899

Total Short-Term Investments — 1.5% (Cost: $41,589,187)		41,596,899

Total Investments in Securities — 101.2% (Cost: $3,155,727,026)		2,682,202,010

Other Assets, Less Liabilities — (1.2)%		(32,914,482)

Net Assets — 100.0%		$2,649,287,528

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,326,671	26,869,514	40,196,185	$40,212,263	$334,564	(b)	$(2,418)	$6,308
BlackRock Cash Funds: Treasury, SL Agency Shares	840,722	543,914	1,384,636	1,384,636	22,040		—	—

				$41,596,899	$356,604		$(2,418)	$6,308

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSX 60 Index	53	03/14/19	$7,665	$400,683

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Canada ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$400,683

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(617,089)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$388,785

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,028,165

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,640,605,111	$—	$—	$2,640,605,111
Money Market Funds	41,596,899	—	—	41,596,899

	$2,682,202,010	$—	$—	$2,682,202,010

Derivative financial instruments(a)
Assets
Futures Contracts	$400,683	$—	$—	$400,683

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	413,600	$12,112,253
Yamato Holdings Co. Ltd.	1,490,600	38,818,266

		50,930,519

Airlines — 0.3%
ANA Holdings Inc.	572,400	21,246,468
Japan Airlines Co. Ltd.	572,400	20,901,958

		42,148,426

Auto Components — 2.7%
Aisin Seiki Co. Ltd.	769,000	30,015,316
Bridgestone Corp.	2,888,700	113,996,219
Denso Corp.	2,098,800	90,158,656
Koito Manufacturing Co. Ltd.	520,400	30,105,785
NGK Spark Plug Co. Ltd.	758,300	16,116,940
Stanley Electric Co. Ltd.	573,400	16,482,932
Sumitomo Electric Industries Ltd.	3,434,400	47,789,127
Sumitomo Rubber Industries Ltd.	765,100	9,835,233
Toyoda Gosei Co. Ltd.	348,100	7,886,348
Toyota Industries Corp.	763,200	39,147,251
Yokohama Rubber Co. Ltd. (The)	572,400	11,677,330

		413,211,137

Automobiles — 7.9%
Honda Motor Co. Ltd.	7,632,000	216,166,870
Isuzu Motors Ltd.	2,480,400	35,550,469
Mazda Motor Corp.	2,666,800	31,322,682
Mitsubishi Motors Corp.	3,017,700	16,942,710
Nissan Motor Co. Ltd.	10,862,200	93,907,485
Subaru Corp.	2,928,100	74,346,700
Suzuki Motor Corp.	1,639,900	83,983,740
Toyota Motor Corp.	10,735,200	645,828,552
Yamaha Motor Co. Ltd.	1,331,800	27,002,090

		1,225,051,298

Banks — 6.1%
Aozora Bank Ltd.	572,400	16,505,605
Bank of Kyoto Ltd. (The)	262,100	11,737,051
Chiba Bank Ltd. (The)	2,864,400	17,394,308
Concordia Financial Group Ltd.	5,151,600	20,871,107
Fukuoka Financial Group Inc.	729,500	15,780,057
Japan Post Bank Co. Ltd.	1,718,200	19,185,435
Mebuki Financial Group Inc.	3,625,280	9,802,455
Mitsubishi UFJ Financial Group Inc.	55,332,180	286,651,709
Mizuho Financial Group Inc.	112,953,780	177,771,310
Resona Holdings Inc.	9,541,000	43,136,771
Seven Bank Ltd.	2,657,600	7,758,893
Shinsei Bank Ltd.	755,500	10,376,927
Shizuoka Bank Ltd. (The)	2,077,000	16,400,314
Sumitomo Mitsui Financial Group Inc.	6,296,400	222,964,506
Sumitomo Mitsui Trust Holdings Inc.	1,555,232	58,942,902
Yamaguchi Financial Group Inc.	839,400	7,826,960

		943,106,310

Beverages — 1.3%
Asahi Group Holdings Ltd.	1,717,200	74,151,818
Coca-Cola Bottlers Japan Holdings Inc.	629,500	16,218,164
Kirin Holdings Co. Ltd.	3,939,300	88,078,672
Suntory Beverage & Food Ltd.	638,700	28,171,191

		206,619,845

Building Products — 1.3%
AGC Inc./Japan	917,400	31,810,672

Security	Shares	Value

Building Products (continued)
Daikin Industries Ltd.	1,179,500	$128,100,566
LIXIL Group Corp.	1,286,200	17,435,104
TOTO Ltd.	674,300	25,531,571

		202,877,913

Capital Markets — 1.1%
Daiwa Securities Group Inc.	7,552,300	38,365,304
Japan Exchange Group Inc.	2,264,400	39,970,769
Nomura Holdings Inc.	16,245,200	62,838,512
SBI Holdings Inc./Japan	1,087,110	22,890,638

		164,065,223

Chemicals — 4.0%
Air Water Inc.	756,900	12,075,588
Asahi Kasei Corp.	5,842,900	63,719,732
Daicel Corp.	1,144,800	12,052,691
Hitachi Chemical Co. Ltd.	403,100	7,321,849
JSR Corp.	941,500	15,612,729
Kaneka Corp.	248,000	9,702,120
Kansai Paint Co. Ltd.	786,900	14,469,856
Kuraray Co. Ltd.	1,521,200	20,415,674
Mitsubishi Chemical Holdings Corp.	5,874,800	43,374,938
Mitsubishi Gas Chemical Co. Inc.	779,500	11,917,975
Mitsui Chemicals Inc.	844,500	20,581,463
Nippon Paint Holdings Co. Ltd.(a)	724,900	27,870,751
Nissan Chemical Corp.	582,900	29,427,758
Nitto Denko Corp.	779,600	41,613,216
Shin-Etsu Chemical Co. Ltd.	1,735,100	144,503,343
Showa Denko KK	637,100	23,722,417
Sumitomo Chemical Co. Ltd.	6,679,000	33,119,008
Taiyo Nippon Sanso Corp.	583,000	8,238,044
Teijin Ltd.	732,400	12,283,424
Toray Industries Inc.	6,487,200	45,192,451
Tosoh Corp.	1,285,400	18,971,543

		616,186,570

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	1,159,400	26,849,921
Park24 Co. Ltd.	572,400	13,749,529
Secom Co. Ltd.	963,100	83,228,728
Sohgo Security Services Co. Ltd.	381,600	16,488,466
Toppan Printing Co. Ltd.	1,194,100	19,007,772

		159,324,416

Construction & Engineering — 0.9%
JGC Corp.	953,000	13,860,106
Kajima Corp.	2,100,400	31,094,675
Obayashi Corp.	3,050,100	29,728,337
Shimizu Corp.	2,480,400	21,791,513
Taisei Corp.	999,500	47,227,542

		143,702,173

Construction Materials — 0.1%
Taiheiyo Cement Corp.	572,400	19,565,056

Consumer Finance — 0.2%
Acom Co. Ltd.	1,529,600	5,235,157
AEON Financial Service Co. Ltd.	572,470	11,257,068
Credit Saison Co. Ltd.	764,400	11,096,572

		27,588,797

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	756,900	15,998,794

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	381,600	$10,369,565

Diversified Financial Services — 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,889,000	9,621,479
ORIX Corp.	6,105,600	88,413,827
Tokyo Century Corp.	196,200	8,750,745

		106,786,051

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	2,972,800	128,210,679

Electric Utilities — 1.3%
Chubu Electric Power Co. Inc.	2,847,000	44,820,046
Chugoku Electric Power Co. Inc. (The)	1,331,800	17,311,486
Kansai Electric Power Co. Inc. (The)	3,384,700	50,639,758
Kyushu Electric Power Co. Inc.	1,710,600	20,345,261
Tohoku Electric Power Co. Inc.	2,081,600	27,300,898
Tokyo Electric Power Co. Holdings Inc.(b)	6,740,000	42,019,044

		202,436,493

Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	572,400	17,996,766
Mitsubishi Electric Corp.	8,315,500	104,130,498
Nidec Corp.	1,074,200	130,029,150

		252,156,414

Electronic Equipment, Instruments & Components — 5.6%
Alps Alpine Co. Ltd.	1,032,100	20,276,704
Hamamatsu Photonics KK	583,200	20,536,687
Hirose Electric Co. Ltd.	167,658	17,244,737
Hitachi High-Technologies Corp.	347,000	13,201,087
Hitachi Ltd.	4,581,200	137,246,694
Keyence Corp.	466,152	271,894,083
Kyocera Corp.	1,526,400	84,204,298
Murata Manufacturing Co. Ltd.	862,900	134,295,208
Nippon Electric Glass Co. Ltd.	385,700	10,429,006
Omron Corp.	954,000	41,178,315
Shimadzu Corp.	1,090,100	26,880,385
TDK Corp.	612,100	47,837,496
Yaskawa Electric Corp.	1,142,400	32,480,201
Yokogawa Electric Corp.	926,200	17,838,419

		875,543,320

Entertainment — 1.5%
DeNA Co. Ltd.	557,300	8,585,784
Konami Holdings Corp.	431,700	17,819,453
Nexon Co. Ltd.(b)	2,101,200	33,352,681
Nintendo Co. Ltd.	544,300	148,836,615
Toho Co. Ltd./Tokyo	572,400	20,464,894

		229,059,427

Equity Real Estate Investment Trusts (REITs) — 1.3%
Daiwa House REIT Investment Corp.	7,644	17,056,860
Japan Prime Realty Investment Corp.	3,816	14,980,165
Japan Real Estate Investment Corp.	6,036	34,973,230
Japan Retail Fund Investment Corp.	11,448	23,076,996
Nippon Building Fund Inc.	6,259	40,763,340
Nippon Prologis REIT Inc.	7,644	16,260,324
Nomura Real Estate Master Fund Inc.	19,068	26,138,850
United Urban Investment Corp.	13,247	20,539,276

		193,789,041

Food & Staples Retailing — 1.9%
Aeon Co. Ltd.	2,671,200	56,293,884
FamilyMart UNY Holdings Co. Ltd.	1,218,800	34,761,858

Security	Shares	Value

Food & Staples Retailing (continued)
Lawson Inc.	233,400	$14,152,443
Seven & i Holdings Co. Ltd.	3,625,280	159,379,449
Sundrug Co. Ltd.	365,700	11,202,273
Tsuruha Holdings Inc.	190,800	16,899,820
Welcia Holdings Co. Ltd.	202,500	7,185,367

		299,875,094

Food Products — 1.5%
Ajinomoto Co. Inc.	2,098,800	31,749,723
Calbee Inc.	382,600	10,602,956
Kikkoman Corp.	714,600	35,563,097
MEIJI Holdings Co. Ltd.	580,056	45,958,443
NH Foods Ltd.	442,700	16,165,788
Nisshin Seifun Group Inc.	763,275	16,373,524
Nissin Foods Holdings Co. Ltd.	281,500	19,547,206
Toyo Suisan Kaisha Ltd.	387,900	14,391,188
Yakult Honsha Co. Ltd.	572,400	38,410,241
Yamazaki Baking Co. Ltd.	575,000	9,845,041

		238,607,207

Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	1,725,700	35,344,916
Toho Gas Co. Ltd.	381,600	17,345,455
Tokyo Gas Co. Ltd.	1,717,200	47,280,075

		99,970,446

Health Care Equipment & Supplies — 2.1%
Asahi Intecc Co. Ltd.	442,100	21,247,170
Hoya Corp.	1,835,100	112,179,802
Olympus Corp.	1,352,300	59,828,221
Sysmex Corp.	793,200	47,733,083
Terumo Corp.	1,470,600	90,096,047

		331,084,323

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	933,100	27,032,407
Medipal Holdings Corp.	764,400	17,825,929
Suzuken Co. Ltd./Aichi Japan	381,640	20,912,720

		65,771,056

Health Care Technology — 0.2%
M3 Inc.	1,836,500	30,454,357

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Holdings Co. Japan Ltd.	381,600	17,105,497
Oriental Land Co. Ltd./Japan(a)	954,000	104,809,738

		121,915,235

Household Durables — 3.4%
Casio Computer Co. Ltd.	753,600	10,228,976
Iida Group Holdings Co. Ltd.	745,780	13,626,631
Nikon Corp.	1,521,200	23,039,375
Panasonic Corp.	10,113,415	93,121,185
Rinnai Corp.	190,800	12,837,693
Sekisui Chemical Co. Ltd.	1,710,600	26,845,295
Sekisui House Ltd.	2,906,200	43,689,595
Sharp Corp./Japan	988,600	11,562,677
Sony Corp.	6,053,300	290,430,069

		525,381,496

Household Products — 0.7%
Lion Corp.	1,106,300	22,688,492
Pigeon Corp.	572,400	23,344,377
Unicharm Corp.	1,908,400	60,773,248

		106,806,117

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	741,700	$18,549,163

Industrial Conglomerates — 0.7%
Keihan Holdings Co. Ltd.	381,600	15,802,874
Toshiba Corp.	3,104,500	97,329,366

		113,132,240

Insurance — 3.2%
Dai-ichi Life Holdings Inc.	5,140,600	77,834,004
Japan Post Holdings Co. Ltd.	7,338,800	89,328,728
MS&AD Insurance Group Holdings Inc.	2,270,140	68,173,536
Sompo Holdings Inc.	1,526,450	57,001,910
Sony Financial Holdings Inc.	782,500	14,796,645
T&D Holdings Inc.	2,657,000	31,899,753
Tokio Marine Holdings Inc.	3,174,800	154,747,258

		493,781,834

Interactive Media & Services — 0.4%
Kakaku.com Inc.	575,000	11,058,884
LINE Corp.(a)(b)	357,100	13,184,342
Yahoo Japan Corp.	12,975,400	34,734,722

		58,977,948

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.(a)	4,006,800	31,530,334
ZOZO Inc.	959,000	18,056,630

		49,586,964

IT Services — 1.1%
Fujitsu Ltd.	954,000	64,351,294
Nomura Research Institute Ltd.	572,404	23,293,120
NTT Data Corp.	2,862,000	31,288,663
Obic Co. Ltd.	343,000	32,753,234
Otsuka Corp.	434,900	15,646,555

		167,332,866

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	954,098	40,625,445
Sankyo Co. Ltd.	190,800	7,027,309
Sega Sammy Holdings Inc.	775,000	9,022,637
Shimano Inc.	368,300	55,946,398
Yamaha Corp.	611,500	30,102,587

		142,724,376

Machinery — 5.1%
Amada Holdings Co. Ltd.	1,531,700	16,112,295
Daifuku Co. Ltd.	478,800	23,484,082
FANUC Corp.	930,200	154,086,310
Hino Motors Ltd.	1,146,400	10,535,099
Hitachi Construction Machinery Co. Ltd.	537,100	13,408,201
Hoshizaki Corp.	256,400	17,366,655
IHI Corp.	719,500	18,976,392
JTEKT Corp.	953,000	11,814,050
Kawasaki Heavy Industries Ltd.	715,100	18,372,134
Komatsu Ltd.	4,388,700	107,667,442
Kubota Corp.	4,538,300	61,254,004
Kurita Water Industries Ltd.	385,600	9,712,742
Makita Corp.	1,091,300	38,673,900
MINEBEA MITSUMI Inc.	1,717,200	27,550,478
MISUMI Group Inc.	1,331,800	32,313,976
Mitsubishi Heavy Industries Ltd.	1,470,000	59,832,645
Nabtesco Corp.	557,000	14,705,560
NGK Insulators Ltd.	1,142,400	17,435,659
NSK Ltd.	1,699,100	15,614,259
SMC Corp./Japan	275,600	95,935,142

Security	Shares	Value

Machinery (continued)
Sumitomo Heavy Industries Ltd.	557,400	$19,077,380
THK Co. Ltd.	572,400	14,068,329

		797,996,734

Marine — 0.2%
Mitsui OSK Lines Ltd.	563,300	13,207,088
Nippon Yusen KK	751,400	11,846,092

		25,053,180

Media — 0.5%
CyberAgent Inc.	485,600	15,115,020
Dentsu Inc.	1,022,400	42,707,150
Hakuhodo DY Holdings Inc.	954,000	14,628,800

		72,450,970

Metals & Mining — 1.2%
Hitachi Metals Ltd.	976,600	9,948,476
JFE Holdings Inc.	2,345,650	40,909,805
Kobe Steel Ltd.	1,494,600	11,828,446
Maruichi Steel Tube Ltd.	247,200	7,439,095
Mitsubishi Materials Corp.	535,100	14,709,001
Nippon Steel & Sumitomo Metal Corp.	3,859,470	69,461,446
Sumitomo Metal Mining Co. Ltd.	1,128,500	33,088,609

		187,384,878

Multiline Retail — 0.7%
Isetan Mitsukoshi Holdings Ltd.	1,534,960	15,250,321
J Front Retailing Co. Ltd.	1,129,500	12,510,542
Marui Group Co. Ltd.	763,200	13,430,729
Pan Pacific International Holdings Corp.(a)	572,400	34,142,436
Ryohin Keikaku Co. Ltd.	119,600	28,385,124
Takashimaya Co. Ltd.	706,000	9,291,143

		113,010,295

Oil, Gas & Consumable Fuels — 1.0%
Idemitsu Kosan Co. Ltd.	646,400	22,936,400
Inpex Corp.	4,896,800	47,639,547
JXTG Holdings Inc.	15,264,095	71,397,900
Showa Shell Sekiyu KK	918,500	13,779,150

		155,752,997

Paper & Forest Products — 0.2%
Oji Holdings Corp.	3,963,200	23,568,437

Personal Products — 2.3%
Kao Corp.	2,364,400	178,922,975
Kobayashi Pharmaceutical Co. Ltd.	222,600	17,956,773
Kose Corp.	148,000	23,957,600
Pola Orbis Holdings Inc.	409,500	11,495,576
Shiseido Co. Ltd.	1,814,200	119,751,541

		352,084,465

Pharmaceuticals — 6.5%
Astellas Pharma Inc.	8,587,050	132,562,392
Chugai Pharmaceutical Co. Ltd.	1,086,200	73,863,942
Daiichi Sankyo Co. Ltd.	2,694,069	100,846,079
Eisai Co. Ltd.	1,203,400	99,400,494
Hisamitsu Pharmaceutical Co. Inc.	258,000	12,747,036
Kyowa Hakko Kirin Co. Ltd.	1,172,600	22,394,427
Mitsubishi Tanabe Pharma Corp.	1,142,400	16,481,265
Ono Pharmaceutical Co. Ltd.	1,830,200	37,624,979
Otsuka Holdings Co. Ltd.	1,908,000	79,562,846
Santen Pharmaceutical Co. Ltd.	1,518,600	23,668,442
Shionogi & Co. Ltd.	1,335,600	85,376,658
Sumitomo Dainippon Pharma Co. Ltd.	764,400	18,862,799

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	190,800	$19,316,529
Takeda Pharmaceutical Co. Ltd.	7,059,600	283,411,358

		1,006,119,246

Professional Services — 1.0%
Persol Holdings Co. Ltd.	810,000	13,883,219
Recruit Holdings Co. Ltd.	5,151,600	144,107,819

		157,991,038

Real Estate Management & Development — 2.8%
Aeon Mall Co. Ltd.	535,200	8,730,895
Daito Trust Construction Co. Ltd.	352,900	48,931,113
Daiwa House Industry Co. Ltd.	2,682,400	83,011,750
Hulic Co. Ltd.	1,331,800	12,238,874
Mitsubishi Estate Co. Ltd.	5,343,400	91,824,687
Mitsui Fudosan Co. Ltd.	4,227,000	100,150,130
Nomura Real Estate Holdings Inc.	575,000	10,893,595
Sumitomo Realty & Development Co. Ltd.	1,717,200	64,233,029
Tokyu Fudosan Holdings Corp.	2,739,200	15,133,022

		435,147,095

Road & Rail — 4.4%
Central Japan Railway Co.	686,500	154,018,483
East Japan Railway Co.	1,480,200	141,743,909
Hankyu Hanshin Holdings Inc.	1,130,200	41,016,960
Keikyu Corp.(a)	1,101,000	18,257,690
Keio Corp.	532,000	31,254,761
Keisei Electric Railway Co. Ltd.	590,500	20,157,204
Kintetsu Group Holdings Co. Ltd.	825,100	37,282,187
Kyushu Railway Co.	764,400	26,162,091
Nagoya Railroad Co. Ltd.	877,600	24,163,169
Nippon Express Co. Ltd.	381,600	22,521,667
Odakyu Electric Railway Co. Ltd.	1,331,800	31,117,605
Seibu Holdings Inc.	1,113,400	19,783,554
Tobu Railway Co. Ltd.	953,000	26,624,416
Tokyu Corp.	2,297,600	38,946,921
West Japan Railway Co.	763,200	57,527,948

		690,578,565

Semiconductors & Semiconductor Equipment — 1.2%
Disco Corp.	142,300	19,609,073
Renesas Electronics Corp.(b)	3,816,000	22,350,269
Rohm Co. Ltd.	440,800	27,837,082
SUMCO Corp.	1,123,700	14,263,278
Tokyo Electron Ltd.	763,252	103,874,127

		187,933,829

Software — 0.3%
Oracle Corp. Japan	190,800	14,243,155
Trend Micro Inc./Japan	572,400	28,229,213

		42,472,368

Specialty Retail — 1.6%
ABC-Mart Inc.	190,800	10,935,178
Fast Retailing Co. Ltd.	281,000	131,665,110
Hikari Tsushin Inc.	99,600	17,849,623
Nitori Holdings Co. Ltd.	381,600	47,597,161
Shimamura Co. Ltd.	108,100	9,137,810
USS Co. Ltd.	953,100	17,363,338
Yamada Denki Co. Ltd.(a)	2,654,800	12,830,420

		247,378,640

Technology Hardware, Storage & Peripherals — 2.2%
Brother Industries Ltd.	954,000	17,439,723

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Canon Inc.	4,579,250	$131,676,062
FUJIFILM Holdings Corp.	1,860,500	83,414,979
Konica Minolta Inc.	2,089,400	20,270,859
NEC Corp.	1,270,200	42,389,445
Ricoh Co. Ltd.	3,052,800	30,988,717
Seiko Epson Corp.	1,331,800	19,692,264

		345,872,049

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	764,400	10,176,435

Tobacco — 0.8%
Japan Tobacco Inc.	5,151,600	131,103,870

Trading Companies & Distributors — 3.8%
ITOCHU Corp.	6,487,200	116,433,935
Marubeni Corp.	7,251,400	51,766,866
Mitsubishi Corp.	6,296,400	177,545,810
Mitsui & Co. Ltd.	7,822,800	122,977,902
MonotaRO Co. Ltd.(a)	574,400	13,549,896
Sumitomo Corp.	5,117,200	73,572,391
Toyota Tsusho Corp.	981,000	31,151,949

		586,998,749

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	190,800	7,575,782
Kamigumi Co. Ltd.	381,600	8,847,553

		16,423,335

Wireless Telecommunication Services — 5.2%
KDDI Corp.	8,205,400	198,169,403
NTT DOCOMO Inc.	6,105,600	142,136,744
Softbank Corp.(b)	7,872,000	98,293,927
SoftBank Group Corp.	3,935,900	363,466,152

		802,066,226

Total Common Stocks — 99.7% (Cost: $16,897,758,390)		15,480,241,590

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.62%(c)(d)(e)	31,785,538	31,798,253
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(c)(d)	8,014,536	8,014,536

		39,812,789

Total Short-Term Investments — 0.2% (Cost: $39,805,137)		39,812,789

Total Investments in Securities — 99.9% (Cost: $16,937,563,527)		15,520,054,379

Other Assets, Less Liabilities — 0.1%		11,347,565

Net Assets — 100.0%		$15,531,401,944

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	71,651,613	(39,866,075)	31,785,538	$31,798,253	$1,566,964	(b)	$21,130		$(10,183)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,517,877	1,496,659	8,014,536	8,014,536	116,957		—		—

				$39,812,789	$1,683,921		$21,130		$(10,183)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	323	03/07/19	$46,599	$1,300,486

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,300,486

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(16,223,271)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,773,028

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$79,940,938

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,480,241,590	$—	$—	$15,480,241,590
Money Market Funds	39,812,789	—	—	39,812,789

	$15,520,054,379	$—	$—	$15,520,054,379

Derivative financial instruments(a)
Assets
Futures Contracts	$1,300,486	$—	$—	$1,300,486

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.7%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	5,169,900	$4,424,164
Grupo Aeromexico SAB de CV(a)	2,439,443	2,635,723

		7,059,887

Banks — 14.2%
Banco del Bajio SA(b)	5,029,330	9,714,376
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	12,882,450	17,696,233
Grupo Financiero Banorte SAB de CV, Class O	16,234,061	88,333,215
Grupo Financiero Inbursa SAB de CV, Class O	16,096,092	24,023,582
Regional SAB de CV	1,753,500	9,121,689

		148,889,095

Beverages — 13.8%
Arca Continental SAB de CV	3,107,729	17,527,549
Coca-Cola Femsa SAB de CV, Series L, NVS	2,617,547	15,838,771
Fomento Economico Mexicano SAB de CV	12,188,210	110,619,918

		143,986,238

Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	3,404,987	7,103,460

Chemicals — 1.7%
Mexichem SAB de CV	7,344,418	17,803,102

Construction Materials — 4.2%
Cemex SAB de CV, CPO(a)	87,336,529	42,876,121
Grupo Cementos de Chihuahua SAB de CV	192,100	1,046,656

		43,922,777

Consumer Finance — 1.1%
Credito Real SAB de CV SOFOM ER	2,277,774	2,280,191
Gentera SAB de CV	7,662,606	6,294,856
Unifin Financiera SAB de CV SOFOM ENR	1,267,748	2,950,034

		11,525,081

Diversified Telecommunication Services — 0.8%
Axtel SAB de CV, CPO(a)	11,530,677	1,663,520
Telesites SAB de CV(a)	10,439,346	6,479,372

		8,142,892

Equity Real Estate Investment Trusts (REITs) — 5.6%
Concentradora Fibra Danhos SA de CV	2,503,000	3,572,086
Concentradora Fibra Hotelera Mexicana SA de CV(b)	7,592,490	4,066,234
Fibra Uno Administracion SA de CV	21,128,800	29,254,258
Macquarie Mexico Real Estate Management SA de CV(b)	6,251,800	7,225,264
PLA Administradora Industrial S. de RL de CV	6,110,900	9,063,498
Prologis Property Mexico SA de CV	3,027,100	5,559,500

		58,740,840

Food & Staples Retailing — 9.0%
Grupo Comercial Chedraui SA de CV	2,840,400	5,561,536
La Comer SAB de CV(a)	4,202,255	4,416,069
Wal-Mart de Mexico SAB de CV	32,417,833	83,864,386

		93,841,991

Food Products — 4.7%
Gruma SAB de CV, Series B	1,501,635	16,274,456
Grupo Bimbo SAB de CV, Series A	11,393,604	22,604,445
Grupo Herdez SAB de CV	2,020,744	4,478,879
Industrias Bachoco SAB de CV, Series B	1,526,200	5,927,529

		49,285,309

Security	Shares	Value

Gas Utilities — 1.3%
Infraestructura Energetica Nova SAB de CV	3,612,500	$13,897,295

Hotels, Restaurants & Leisure — 1.3%
Alsea SAB de CV	3,765,666	9,538,477
Hoteles City Express SAB de CV(a)	3,499,100	3,991,282

		13,529,759

Household Durables — 0.2%
Consorcio ARA SAB de CV	9,291,519	2,521,836

Household Products — 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A	10,756,754	17,388,724

Industrial Conglomerates — 3.4%
Alfa SAB de CV, Class A	20,424,051	23,265,096
Grupo Carso SAB de CV, Series A1	3,338,879	12,366,443

		35,631,539

Insurance — 0.4%
Qualitas Controladora SAB de CV	1,668,200	4,275,782

Machinery — 0.2%
Grupo Rotoplas SAB de CV	1,892,800	2,018,575

Media — 3.8%
Grupo Televisa SAB, CPO	14,490,847	33,953,141
Megacable Holdings SAB de CV, CPO	895,700	4,092,798
TV Azteca SAB de CV, CPO	15,645,339	1,883,655

		39,929,594

Metals & Mining — 6.7%
Grupo Mexico SAB de CV, Series B	20,260,986	50,774,565
Industrias CH SAB de CV, Series B(a)	1,304,983	5,732,036
Industrias Penoles SAB de CV	1,015,358	13,457,628

		69,964,229

Mortgage Real Estate Investment — 0.2%
Concentradora Hipotecaria SAPI de CV(c)	3,145,400	2,301,566

Multiline Retail — 0.9%
El Puerto de Liverpool SAB de CV, Series C1, NVS	1,436,865	9,015,849

Pharmaceuticals — 0.4%
Genomma Lab Internacional SAB de CV, Class B(a)	6,792,193	4,487,111

Real Estate Management & Development — 0.8%
Corp Inmobiliaria Vesta SAB de CV	4,626,949	6,689,663
Grupo GICSA SA de CV(a)	5,594,566	1,802,962

		8,492,625

Transportation Infrastructure — 7.2%
Grupo Aeroportuario del Centro Norte SAB de CV	2,051,392	11,694,378
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,485,149	23,162,594
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,436,875	24,381,214
Promotora y Operadora de Infraestructura SAB de CV	1,628,710	16,047,437

		75,285,623

Wireless Telecommunication Services — 14.8%
America Movil SAB de CV, Series L, NVS	215,184,118	154,998,719

Total Common Stocks — 99.8% (Cost: $1,478,735,388)		1,044,039,498

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	181,348	181,420

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	167,152	$167,152

		348,572

Total Short-Term Investments — 0.0% (Cost: $348,505)		348,572

Total Investments in Securities — 99.8% (Cost: $1,479,083,893)		1,044,388,070

Other Assets, Less Liabilities — 0.2%		2,317,527

Net Assets — 100.0%		$1,046,705,597

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	16,322,257	(16,140,909)	181,348	$181,420	$78,871	(b)	$(977)	$(4,806)
BlackRock Cash Funds: Treasury, SL Agency Shares	734,154	(567,002)	167,152	167,152	10,012		—	—

				$348,572	$88,883		$(977)	$(4,806)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MEX BOLSA Index	110	03/15/19	$2,454	$4,456

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$4,456

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Mexico ETF

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(465,098)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$13,801

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,536,807

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,044,039,498	$—	$—	$1,044,039,498
Money Market Funds	348,572	—	—	348,572

	$1,044,388,070	$—	$—	$1,044,388,070

Derivative financial instruments(a)
Assets
Futures Contracts	$4,456	$—	$—	$4,456

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Korea Aerospace Industries Ltd.(a)	624,963	$20,448,687

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	165,840	20,569,645

Airlines — 0.3%
Korean Air Lines Co. Ltd.(a)	479,487	15,688,736

Auto Components — 2.8%
Hankook Tire Co. Ltd.	619,103	23,532,189
Hanon Systems	1,717,956	19,017,118
Hyundai Mobis Co. Ltd.	498,572	97,746,178

		140,295,485

Automobiles — 3.8%
Hyundai Motor Co.	1,116,201	125,544,080
Kia Motors Corp.	1,989,522	64,654,600

		190,198,680

Banks — 8.1%
BNK Financial Group Inc.	2,283,073	14,392,271
DGB Financial Group Inc.	1,619,714	12,212,301
Hana Financial Group Inc.	2,178,536	75,252,177
Industrial Bank of Korea	2,045,625	25,372,516
KB Financial Group Inc.	2,871,005	113,211,587
Shinhan Financial Group Co. Ltd.	3,095,627	120,142,366
Woori Financial Group Inc.(a)	3,585,971	47,188,024

		407,771,242

Biotechnology — 3.6%
Celltrion Inc.(a)(b)	597,585	108,656,648
Medy-Tox Inc.	36,681	17,807,261
SillaJen Inc.(a)(b)	449,646	29,704,541
ViroMed Co. Ltd.(a)	112,838	27,870,896

		184,039,346

Building Products — 0.3%
KCC Corp.	53,948	15,325,319

Capital Markets — 1.5%
Korea Investment Holdings Co. Ltd.(a)	342,208	19,625,158
Mirae Asset Daewoo Co. Ltd.	3,290,518	22,118,179
NH Investment & Securities Co. Ltd.(a)	1,282,763	14,884,020
Samsung Securities Co. Ltd.	566,147	17,441,979

		74,069,336

Chemicals — 4.0%
Hanwha Chemical Corp.	926,881	19,284,267
Kumho Petrochemical Co. Ltd.	167,547	14,256,467
LG Chem Ltd.	334,928	116,288,240
Lotte Chemical Corp.	132,445	37,565,533
OCI Co. Ltd.(a)	158,003	15,172,334

		202,566,841

Commercial Services & Supplies — 0.3%
S-1 Corp.	165,898	15,045,431

Construction & Engineering — 2.1%
Daelim Industrial Co. Ltd.	250,035	20,808,461
Daewoo Engineering & Construction Co. Ltd.(a)	1,917,061	8,607,769
GS Engineering & Construction Corp.	472,741	17,989,966
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	237,105	10,150,801
Hyundai Engineering & Construction Co. Ltd.	618,454	31,453,338

Security	Shares	Value

Construction & Engineering (continued)
Samsung Engineering Co. Ltd.(a)	1,351,077	$18,860,059

		107,870,394

Construction Materials — 0.2%
POSCO Chemtech Co. Ltd.(b)	202,743	12,420,194

Consumer Finance — 0.2%
Samsung Card Co. Ltd.	320,102	9,691,005

Diversified Telecommunication Services — 0.4%
KT Corp.	205,716	5,203,717
LG Uplus Corp.	940,855	12,548,079

		17,751,796

Electric Utilities — 1.2%
Korea Electric Power Corp.(a)	1,930,832	59,828,839

Electronic Equipment, Instruments & Components — 3.4%
LG Display Co. Ltd.(a)	1,840,045	34,765,677
LG Innotek Co. Ltd.	131,483	12,625,735
Samsung Electro-Mechanics Co. Ltd.(b)	422,281	40,174,328
Samsung SDI Co. Ltd.	405,514	85,631,346

		173,197,086

Entertainment — 1.7%
NCSoft Corp.	134,905	55,295,816
Netmarble Corp.(a)(b)(c)	207,499	21,770,145
Pearl Abyss Corp.(a)(b)	58,642	9,390,437

		86,456,398

Food & Staples Retailing —1.0%
BGF retail Co. Ltd.	77,036	14,589,373
E-MART Inc.	164,137	26,268,925
GS Retail Co. Ltd.	293,285	10,091,695

		50,949,993

Food Products — 0.9%
CJ CheilJedang Corp.	72,640	20,796,728
Orion Corp./Republic of Korea	181,376	17,981,172
Ottogi Corp.	13,512	9,178,597

		47,956,497

Gas Utilities — 0.2%
Korea Gas Corp.	266,149	11,855,664

Health Care Providers & Services — 0.5%
Celltrion Healthcare Co. Ltd.(a)(b)	386,449	23,983,409

Hotels, Restaurants & Leisure — 0.5%
Kangwon Land Inc.(a)	986,158	27,093,698

Household Durables — 1.7%
Coway Co. Ltd.	422,342	35,523,743
LG Electronics Inc.	800,175	50,157,675

		85,681,418

Industrial Conglomerates — 4.1%
CJ Corp.	135,868	15,100,471
Hanwha Corp.	425,549	12,164,489
LG Corp.	726,624	48,454,521
Lotte Corp.	282,270	13,326,698
Samsung C&T Corp.	569,690	58,503,774
SK Holdings Co. Ltd.	239,191	57,952,830

		205,502,783

Insurance — 3.4%
DB Insurance Co. Ltd.	420,644	27,115,400
Hanwha Life Insurance Co. Ltd.	2,928,087	10,856,337

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	560,208	$18,778,200
Orange Life Insurance Ltd.(c)	332,772	10,562,781
Samsung Fire & Marine Insurance Co. Ltd.	232,658	62,368,976
Samsung Life Insurance Co. Ltd.	535,347	42,220,396

		171,902,090

Interactive Media & Services — 3.1%
Kakao Corp.	393,644	36,224,908
NAVER Corp.	1,013,779	119,883,175

		156,108,083

Internet & Direct Marketing Retail — 0.4%
CJ ENM Co. Ltd.	89,673	18,999,801

IT Services — 1.1%
Samsung SDS Co. Ltd.	266,302	54,576,875

Leisure Products — 0.4%
HLB Inc.(a)(b)	263,979	21,077,011

Life Sciences Tools & Services — 0.8%
Samsung Biologics Co. Ltd.(a)(c)	126,044	42,137,943

Machinery — 2.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	345,408	9,704,715
Doosan Bobcat Inc.	492,107	13,957,689
Hyundai Heavy Industries Co. Ltd.(a)	296,119	34,622,253
Hyundai Heavy Industries Holdings Co. Ltd.	80,433	25,816,941
Samsung Heavy Industries Co. Ltd.(a)	3,376,871	27,502,568

		111,604,166

Marine — 0.2%
Pan Ocean Co. Ltd.(a)	2,594,668	9,977,718

Media — 0.3%
Cheil Worldwide Inc.	705,714	15,718,090

Metals & Mining — 3.7%
Hyundai Steel Co.	642,798	28,490,691
Korea Zinc Co. Ltd.(a)	70,181	28,485,486
POSCO	561,383	131,273,877

		188,250,054

Multiline Retail — 0.9%
Hyundai Department Store Co. Ltd.	138,197	11,894,256
Lotte Shopping Co. Ltd.	100,446	17,058,048
Shinsegae Inc.	62,995	15,990,995

		44,943,299

Oil, Gas & Consumable Fuels — 2.6%
GS Holdings Corp.	436,686	20,811,212
SK Innovation Co. Ltd.	476,115	79,585,329
S-Oil Corp.	356,478	31,695,385

		132,091,926

Personal Products — 2.7%
Amorepacific Corp.	239,713	42,627,011
AMOREPACIFIC Group	241,610	15,746,433
LG Household & Health Care Ltd.	68,730	76,142,598

		134,516,042

Pharmaceuticals — 1.2%
Celltrion Pharm Inc.(a)(b)	157,044	8,461,693
Hanmi Pharm Co. Ltd.	54,873	24,101,771
Hanmi Science Co. Ltd.(b)	154,999	11,204,249
Yuhan Corp.	83,924	19,438,252

		63,205,965

Security	Shares	Value

Road & Rail — 0.3%
CJ Logistics Corp.(a)	85,019	$14,362,594

Semiconductors & Semiconductor Equipment — 5.1%
SK Hynix Inc.	4,138,589	257,580,893

Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.	255,929	18,659,356

Technology Hardware, Storage & Peripherals — 21.7%
Samsung Electronics Co. Ltd.	27,379,355	1,097,900,694

Textiles, Apparel & Luxury Goods — 0.4%
Fila Korea Ltd.	395,688	19,560,997

Tobacco — 1.6%
KT&G Corp.	861,333	80,795,440

Trading Companies & Distributors — 0.2%
Posco Daewoo Corp.	549,066	9,251,179

Wireless Telecommunication Services — 0.7%
SK Telecom Co. Ltd.	159,740	36,998,552

Total Common Stocks — 97.0% (Cost: $3,051,253,859)		4,906,476,690

Preferred Stocks

Automobiles — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	219,822	14,404,625
Series 2, Preference Shares, NVS	312,046	22,306,836

		36,711,461

Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	75,466	14,761,732

Industrial Conglomerates — .00%
CJ Corp., Preference Shares	17,539	421,048

Personal Products — 0.5%
Amorepacific Corp., Preference Shares, NVS	92,172	9,137,706
LG Household & Health Care Ltd., Preference Shares, NVS	20,480	13,638,766

		22,776,472

Technology Hardware, Storage & Peripherals — .00%
Samsung Electronics Co. Ltd., Preference Shares, NVS	22,352	715,455

Total Preferred Stocks — 1.5% (Cost: $57,939,949)		75,386,168

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	186,701,514	186,776,194

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	8,062,513	$8,062,513

		194,838,707

Total Short-Term Investments — 3.8% (Cost: $194,777,913)		194,838,707

Total Investments in Securities — 102.3% (Cost: $3,303,971,721)		5,176,701,565

Other Assets, Less Liabilities — (2.3)%		(116,991,839)

Net Assets — 100.0%		$5,059,709,726

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	289,663,819	(102,962,305)	186,701,514	$186,776,194	$4,207,317	(b)	$9,520		$667
BlackRock Cash Funds: Treasury, SL Agency Shares	3,563,166	4,499,347	8,062,513	8,062,513	97,946		—		—

				$194,838,707	$4,305,263		$9,520		$667

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
KOSPI 200 Index	1,200	03/14/19	$75,714	$5,136,660

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$5,136,660

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI South Korea ETF

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,062,674)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$5,128,687

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,271,852

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,906,476,690	$—	$—	$4,906,476,690
Preferred Stocks	74,965,120	421,048	—	75,386,168
Money Market Funds	194,838,707	—	—	194,838,707

	$5,176,280,517	$421,048	$—	$5,176,701,565

Derivative financial instruments(a)
Assets
Futures Contracts	$5,136,660	$—	$—	$5,136,660

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,214,532,751	$2,640,605,111	$15,480,241,590	$1,044,039,498
Affiliated(c)	2,888,198	41,596,899	39,812,789	348,572
Foreign currency, at value(d)	2,979,791	4,691,056	5,572,635	2,051,323
Foreign currency pledged:
Futures contracts(e)	601,176	367,502	936,606	228,340
Receivables:
Investments sold	1,027,137	6,674,180	21,511,255	1,478,313
Securities lending income — Affiliated	2,920	110,650	31,146	2,517
Variation margin on futures contracts	96,180	—	—	—
Capital shares sold	—	—	1,645,912	4,239,933
Dividends	10,627,850	3,943,033	27,577,534	772,372
Tax reclaims	—	—	366,512	—

Total assets	1,232,756,003	2,697,988,431	15,577,695,979	1,053,160,868

LIABILITIES
Collateral on securities loaned, at value	2,224,424	40,210,527	31,773,328	181,488
Payables:
Investments purchased	1,361,805	7,463,034	84	5,732,082
Variation margin on futures contracts	—	40,372	292,889	25,061
Capital shares redeemed	—	—	8,236,055	106,085
Investment advisory fees	463,125	986,970	5,991,679	410,555

Total liabilities	4,049,354	48,700,903	46,294,035	6,455,271

NET ASSETS	$1,228,706,649	$2,649,287,528	$15,531,401,944	$1,046,705,597

NET ASSETS CONSIST OF:
Paid-in capital	$1,727,406,941	$3,653,459,391	$17,754,743,144	$1,810,151,916
Accumulated loss	(498,700,292)	(1,004,171,863)	(2,223,341,200)	(763,446,319)

NET ASSETS	$1,228,706,649	$2,649,287,528	$15,531,401,944	$1,046,705,597

Shares outstanding	57,600,000	95,200,000	286,200,000	24,000,000

Net asset value	$21.33	$27.83	$54.27	$43.61

Shares authorized	627.8 million	340.2 million	2.5246 billion	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$2,110,601	$38,646,486	$27,245,530	$174,736
(b) Investments, at cost — Unaffiliated	$1,458,987,822	$3,114,137,839	$16,897,758,390	$1,478,735,388
(c) Investments, at cost — Affiliated	$2,887,315	$41,589,187	$39,805,137	$348,505
(d) Foreign currency, at cost	$2,985,715	$4,683,284	$5,562,868	$2,044,116
(e) Foreign currency collateral pledged, at cost	$603,548	$361,137	$948,639	$223,156

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

iShares MSCI South Korea ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,981,862,858
Affiliated(c)	194,838,707
Foreign currency, at value(d)	761
Foreign currency pledged:
Futures contracts(e)	5,324,962
Receivables:
Investments sold	26,955,394
Securities lending income — Affiliated	629,124
Variation margin on futures contracts	5,139,348
Dividends	61,139,842

Total assets	5,275,890,996

LIABILITIES
Collateral on securities loaned, at value	186,724,697
Payables:
Investments purchased	27,209,594
Investment advisory fees	2,226,474
Foreign taxes	20,505

Total liabilities	216,181,270

NET ASSETS	$5,059,709,726

NET ASSETS CONSIST OF:
Paid-in capital	$4,153,185,378
Accumulated earnings	906,524,348

NET ASSETS	$5,059,709,726

Shares outstanding	80,100,000

Net asset value	$63.17

Shares authorized	200 million

Par value	$0.001

(a) Securities loaned, at value	$176,962,653
(b) Investments, at cost — Unaffiliated	$3,109,193,808
(c) Investments, at cost — Affiliated	$194,777,913
(d) Foreign currency, at cost	$761
(e) Foreign currency collateral pledged, at cost	$5,509,139

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$33,769,598	$41,699,181	$179,097,926	$10,102,926
Dividends — Affiliated	16,217	22,040	116,957	10,012
Interest — Unaffiliated	112	2,688	—	6,597
Securities lending income — Affiliated — net	14,720	334,564	1,566,964	78,871
Foreign taxes withheld	(271,084)	(6,223,156)	(17,891,709)	(637,914)

Total investment income	33,529,563	35,835,317	162,890,138	9,560,492

EXPENSES
Investment advisory fees	2,935,040	6,519,859	39,613,969	2,576,529

Total expenses	2,935,040	6,519,859	39,613,969	2,576,529

Net investment income	30,594,523	29,315,458	123,276,169	6,983,963

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(32,936,541)	(74,376,071)	(208,584,381)	(9,725,527)
Investments — Affiliated	663	(2,418)	21,130	(977)
In-kind redemptions — Unaffiliated	6,193,337	22,016,610	505,540,633	(12,681,467)
Futures contracts	(1,080,414)	(617,089)	(16,223,271)	(465,098)
Foreign currency transactions	(268,831)	4,405	(978,173)	(299,158)

Net realized gain (loss)	(28,091,786)	(52,974,563)	279,775,938	(23,172,227)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(33,578,577)	(57,842,455)	(1,515,402,672)	(94,903,118)
Investments — Affiliated	(261)	6,308	(10,183)	(4,806)
Futures contracts	276,271	388,785	1,773,028	13,801
Foreign currency translations	56,015	15,312	(244,866)	250,647

Net change in unrealized appreciation (depreciation)	(33,246,552)	(57,432,050)	(1,513,884,693)	(94,643,476)

Net realized and unrealized loss	(61,338,338)	(110,406,613)	(1,234,108,755)	(117,815,703)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,743,815)	$(81,091,155)	$(1,110,832,586)	$(110,831,740)

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

iShares MSCI South Korea ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$80,904,715
Dividends — Affiliated	97,946
Interest — Unaffiliated	748
Securities lending income — Affiliated — net	4,207,317
Foreign taxes withheld	(12,635,541)
Other foreign taxes	(20,722)

Total investment income	72,554,463

EXPENSES
Investment advisory fees	11,993,631

Total expenses	11,993,631

Net investment income	60,560,832

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(27,357,198)
Investments — Affiliated	9,520
Futures contracts	(1,062,674)
Foreign currency transactions	81,252

Net realized loss	(28,329,100)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(176,223,786)
Investments — Affiliated	667
Futures contracts	5,128,687
Foreign currency translations	(239,818)

Net change in unrealized appreciation (depreciation)	(171,334,250)

Net realized and unrealized loss	(199,663,350)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(139,102,518)

(a) Net of foreign capital gain tax of	$155,721

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	iShares MSCI Australia ETF		iShares MSCI Canada ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$30,594,523	$64,332,341	$29,315,458	$59,726,961
Net realized gain (loss)	(28,091,786)	50,011,791	(52,974,563)	136,191,288
Net change in unrealized appreciation (depreciation)	(33,246,552)	(43,294,526)	(57,432,050)	(30,882,799)

Net increase (decrease) in net assets resulting from operations	(30,743,815)	71,049,606	(81,091,155)	165,035,450

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(43,797,886)	(70,243,817)	(40,528,818)	(62,114,985)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(59,521,814)	(403,947,951)	(223,719,461)	(236,213,205)

NET ASSETS(a)
Total decrease in net assets	(134,063,515)	(403,142,162)	(345,339,434)	(133,292,740)
Beginning of period	1,362,770,164	1,765,912,326	2,994,626,962	3,127,919,702

End of period	$1,228,706,649	$1,362,770,164	$2,649,287,528	$2,994,626,962

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Japan ETF		iShares MSCI Mexico ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$123,276,169	$282,498,661	$6,983,963	$20,797,009
Net realized gain (loss)	279,775,938	941,647,734	(23,172,227)	(73,800,013)
Net change in unrealized appreciation (depreciation)	(1,513,884,693)	60,627,778	(94,643,476)	(90,670,280)

Net increase (decrease) in net assets resulting from operations	(1,110,832,586)	1,284,774,173	(110,831,740)	(143,673,284)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(118,844,429)	(279,038,333)	(9,554,874)	(22,542,336)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(211,959,305)	(50,386,475)	(1,838,042)	14,504,278

NET ASSETS(a)
Total increase (decrease) in net assets	(1,441,636,320)	955,349,365	(122,224,656)	(151,711,342)
Beginning of period	16,973,038,264	16,017,688,899	1,168,930,253	1,320,641,595

End of period	$15,531,401,944	$16,973,038,264	$1,046,705,597	$1,168,930,253

(a)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets  (continued)

	iShares MSCI South Korea ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$60,560,832	$52,988,296
Net realized gain (loss)	(28,329,100)	37,400,518
Net change in unrealized appreciation (depreciation)	(171,334,250)	(23,002,777)

Net increase (decrease) in net assets resulting from operations	(139,102,518)	67,386,037

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(52,766,055)	(118,169,941)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,344,687,385	173,037,055

NET ASSETS(a)
Total increase in net assets	1,152,818,812	122,253,151
Beginning of period	3,906,890,914	3,784,637,763

End of period	$5,059,709,726	$3,906,890,914

(a)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$22.56		$22.58	$20.30	$18.66	$27.15	$23.61

Net investment income(a)	0.53		0.90	0.84	0.84	1.23	1.10
Net realized and unrealized gain (loss)(b)	(1.02)		0.07	2.45	1.59	(8.49)	3.43

Net increase (decrease) from investment operations	(0.49)		0.97	3.29	2.43	(7.26)	4.53

Distributions
From net investment income	(0.74)		(0.99)	(1.01)	(0.79)	(1.23)	(0.99)

Total distributions	(0.74)		(0.99)	(1.01)	(0.79)	(1.23)	(0.99)

Net asset value, end of period	$21.33		$22.56	$22.58	$20.30	$18.66	$27.15

Total Return
Based on net asset value	(1.81	)%(c)	4.43%	16.70%	13.36%	(27.31)%	19.76%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	5.13	%(d)	3.95%	3.90%	4.41%	5.37%	4.28%

Supplemental Data
Net assets, end of period (000)	$1,228,707		$1,362,770	$1,765,912	$1,668,702	$1,228,063	$2,047,113

Portfolio turnover rate(e)	4	%(c)	3%	4%	7%	9%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$28.79		$27.83	$25.33	$24.02	$32.93	$27.34

Net investment income(a)	0.29		0.58	0.51	0.51	0.54	0.59
Net realized and unrealized gain (loss)(b)	(0.84)		0.97	2.47	1.29	(8.85)	5.62

Net increase (decrease) from investment operations	(0.55)		1.55	2.98	1.80	(8.31)	6.21

Distributions
From net investment income	(0.41)		(0.59)	(0.48)	(0.49)	(0.60)	(0.62)

Total distributions	(0.41)		(0.59)	(0.48)	(0.49)	(0.60)	(0.62)

Net asset value, end of period	$27.83		$28.79	$27.83	$25.33	$24.02	$32.93

Total Return
Based on net asset value	(1.72	)%(c)	5.61%	11.88%	7.73%	(25.48)%	23.00%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	2.21	%(d)	2.01%	1.93%	2.18%	1.92%	1.97%

Supplemental Data
Net assets, end of period (000)	$2,649,288		$2,994,627	$3,127,920	$3,097,794	$1,931,454	$3,786,906

Portfolio turnover rate(e)	4	%(c)	3%	6%	4%	5%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)	Year Ended 08/31/14 (a)

Net asset value, beginning of period	$58.45		$54.57	$49.05	$48.61	$47.32	$43.87

Net investment income(b)	0.42		0.87	0.49	0.72	0.60	0.60
Net realized and unrealized gain (loss)(c)	(4.19)		3.87	5.96	0.44	1.22	3.53

Net increase (decrease) from investment operations	(3.77)		4.74	6.45	1.16	1.82	4.13

Distributions
From net investment income	(0.41)		(0.86)	(0.93)	(0.72)	(0.53)	(0.68)

Total distributions	(0.41)		(0.86)	(0.93)	(0.72)	(0.53)	(0.68)

Net asset value, end of period	$54.27		$58.45	$54.57	$49.05	$48.61	$47.32

Total Return
Based on net asset value	(6.43	)%(d)	8.67%	13.31%	2.44%	3.84%	9.39%

Ratios to Average Net Assets
Total expenses	0.49	%(e)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	1.53	%(e)	1.46%	1.45%	1.53%	1.20%	1.31%

Supplemental Data
Net assets, end of period (000)	$15,531,402		$16,973,038	$16,017,689	$14,015,180	$19,147,802	$14,729,189

Portfolio turnover rate(f)	3	%(d)	4%	4%	4%	2%	2%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$50.38		$56.68	$50.48	$52.70	$71.51	$61.93

Net investment income(a)	0.30		0.95	0.88	0.93	0.68	1.06
Net realized and unrealized gain (loss)(b)	(6.70)		(6.17)	6.10	(1.82)	(18.56)	9.61

Net increase (decrease) from investment operations	(6.40)		(5.22)	6.98	(0.89)	(17.88)	10.67

Distributions
From net investment income	(0.37)		(1.08)	(0.78)	(1.33)	(0.93)	(1.09)

Total distributions	(0.37)		(1.08)	(0.78)	(1.33)	(0.93)	(1.09)

Net asset value, end of period	$43.61		$50.38	$56.68	$50.48	$52.70	$71.51

Total Return
Based on net asset value	(12.65	)%(c)	(9.02)%	14.03%	(1.68)%	(25.10)%	17.42%

Ratios to Average Net Assets
Total expenses	0.49	%(d)	0.47%	0.49%	0.48%	0.48%	0.48%

Net investment income	1.33	%(d)	1.87%	1.79%	1.82%	1.10%	1.61%

Supplemental Data
Net assets, end of period (000)	$1,046,706		$1,168,930	$1,320,642	$1,317,518	$1,206,942	$3,275,152

Portfolio turnover rate(e)	1	%(c)	7%	8%	8%	13%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16		Year Ended 08/31/15		Year Ended 08/31/14

Net asset value, beginning of period	$67.65		$68.19		$56.89		$48.15		$66.42		$57.67

Net investment income(a)	0.91		0.94		0.64		0.56		0.46		0.25
Net realized and unrealized gain (loss)(b)	(4.60)		0.70		11.31		9.38		(18.07)		9.40

Net increase (decrease) from investment operations	(3.69)		1.64		11.95		9.94		(17.61)		9.65

Distributions
From net investment income	(0.79)		(2.18)		(0.65)		(1.20)		(0.66)		(0.90)

Total distributions	(0.79)		(2.18)		(0.65)		(1.20)		(0.66)		(0.90)

Net asset value, end of period	$63.17		$67.65		$68.19		$56.89		$48.15		$66.42

Total Return
Based on net asset value	(5.35	)%(c)	2.15%		21.28%		20.92%		(26.58)%		16.83%

Ratios to Average Net Assets
Total expenses	0.59	%(d)	0.59%		0.62%		0.64%		0.62%		0.62%

Net investment income	2.98	%(d)	1.31%		1.05%		1.09%		0.81%		0.39%

Supplemental Data
Net assets, end of period (000)	$5,059,710		$3,906,891		$3,784,638		$3,452,970		$3,160,954		$4,891,619

Portfolio turnover rate(e)	2	%(c)(f)	18	%(f)	16	%(f)	22	%(f)	24	%(f)	13	%(f)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Not annualized.

(d) Annualized.

(e) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(f) Portfolio turnover rate excluding cash creations was as follows:	2%		11%		6%		10%		10%		10%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico	Non-diversified
MSCI South Korea	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

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Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Australia
JPMorgan Securities LLC	$1,505,958	$1,505,958		$—	$—
Macquarie Bank Limited	604,643	604,643		—	—

	$2,110,601	$2,110,601		$—	$—

MSCI Canada
BNP Paribas Securities Corp.	$3,847,335	$3,847,335		$—	$—
Credit Suisse Securities (USA) LLC	158,330	158,330		—	—
Goldman Sachs & Co.	2,622,849	2,622,849		—	—
JPMorgan Securities LLC	10,405,027	10,405,027		—	—
Morgan Stanley & Co. LLC	161,401	161,401		—	—
State Street Bank & Trust Company	12,288,379	12,288,379		—	—
UBS AG	2,822,869	2,822,869		—	—
Wells Fargo Securities LLC	6,340,296	6,340,296		—	—

	$38,646,486	$38,646,486		$—	$—

MSCI Japan
Barclays Capital Inc.	$1,846,029	$1,846,029		$—	$—
Credit Suisse Securities (USA) LLC	2,326,985	2,326,985		—	—
Goldman Sachs & Co.	9,090,763	9,090,763		—	—
Jefferies LLC	369,206	369,206		—	—
JPMorgan Securities LLC	49,436	49,436		—	—
Macquarie Bank Limited	203,063	203,063		—	—
Morgan Stanley & Co. LLC	4,059,659	4,059,659		—	—
State Street Bank & Trust Company	3,027,488	3,027,488		—	—
UBS AG	738,412	738,412		—	—
Wells Fargo Securities LLC	5,534,489	5,534,489		—	—

	$27,245,530	$27,245,530		$—	$—

MSCI Mexico
Deutsche Bank Securities Inc.	$174,736	$174,736		$—	$—

MSCI South Korea
Citigroup Global Markets Inc.	$41,908,318	$41,908,318		$—	$—
Credit Suisse Securities (USA) LLC	7,268,838	7,268,838		—	—
Goldman Sachs & Co.	88,033,495	88,033,495		—	—
Jefferies LLC	262,292	262,292		—	—
Macquarie Bank Limited	811,139	811,139		—	—
Morgan Stanley & Co. LLC	38,678,571	38,678,571		—	—

	$176,962,653	$176,962,653		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

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Notes to Financial Statements  (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Australia	$3,726
MSCI Canada	72,919
MSCI Japan	328,570
MSCI Mexico	16,947
MSCI South Korea	837,865

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$2,867,047	$3,152,007
MSCI Japan	6,316,752	41,958,385

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$48,826,568	$63,769,538
MSCI Canada	96,658,868	100,541,964
MSCI Japan	515,856,970	449,547,961
MSCI Mexico	19,877,043	12,846,751
MSCI South Korea	1,365,563,338	74,136,410

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$129,689,221	$187,109,223
MSCI Canada	126,252,996	347,630,077
MSCI Japan	3,423,861,634	3,721,453,626
MSCI Mexico	926,883,381	936,293,824

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
MSCI Australia	$169,154,600	$12,127,364	$181,281,964
MSCI Canada	408,551,036	14,903,919	423,454,955
MSCI Japan	768,834,306	139,228,194	908,062,500
MSCI Mexico	248,780,167	22,863,665	271,643,832
MSCI South Korea	328,092,540	78,503,704	406,596,244

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,508,876,269	$66,594,293	$(357,592,907)	$(290,998,614)
MSCI Canada	3,208,747,923	172,274,535	(698,419,765)	(526,145,230)
MSCI Japan	17,134,800,478	804,850,236	(2,418,295,849)	(1,613,445,613)
MSCI Mexico	1,516,182,228	5,776,414	(477,566,116)	(471,789,702)
MSCI South Korea	3,866,321,054	1,960,485,628	(644,968,457)	1,315,517,171

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability

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Notes to Financial Statements  (unaudited) (continued)

Or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
MSCI Australia
Shares sold	6,400,000	$130,440,646	8,600,000	$194,963,106
Shares redeemed	(9,200,000)	(189,962,460)	(26,400,000)	(598,911,057)

Net decrease	(2,800,000)	$(59,521,814)	(17,800,000)	$(403,947,951)

MSCI Canada
Shares sold	4,600,000	$127,122,023	35,900,000	$1,032,578,219
Shares redeemed	(13,400,000)	(350,841,484)	(44,300,000)	(1,268,791,424)

Net decrease	(8,800,000)	$(223,719,461)	(8,400,000)	$(236,213,205)

MSCI Japan
Shares sold	68,250,000	$3,734,304,291	99,600,000	$6,015,335,010
Shares redeemed	(72,450,000)	(3,946,263,596)	(102,750,000)	(6,065,721,485)

Net decrease	(4,200,000)	$(211,959,305)	(3,150,000)	$(50,386,475)

MSCI Mexico
Shares sold	22,000,000	$938,736,358	33,200,000	$1,674,175,777
Shares redeemed	(21,200,000)	(940,574,400)	(33,300,000)	(1,659,671,499)

Net increase (decrease)	800,000	$(1,838,042)	(100,000)	$14,504,278

MSCI South Korea
Shares sold	22,350,000	$1,344,687,385	6,850,000	$492,531,534
Shares redeemed	—	—	(4,600,000)	(319,494,479)

Net increase	22,350,000	$1,344,687,385	2,250,000	$173,037,055

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer

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Notes to Financial Statements  (unaudited) (continued)

and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Australia	$70,243,817
MSCI Canada	62,114,985
MSCI Japan	279,038,333
MSCI Mexico	22,542,336
MSCI South Korea	118,169,941

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Australia	$5,589,658
MSCI Canada	4,969,296
MSCI Japan	(13,175,500)
MSCI Mexico	5,242,328
MSCI South Korea	(104,898,504)

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Australia(a)	$0.508674	$—	$0.236188	$0.744862	68%	—%	32%	100%
MSCI Canada(a)	0.282805	—	0.126577	0.409382	69	—	31	100
MSCI South Korea(a)	0.318643	—	0.471268	0.789911	40	—	60	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

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      For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca

▶	iShares MSCI BRIC ETF | BKF | NYSE Arca

▶	iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ

▶	iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® Core MSCI Emerging Markets ETF

Investment Objective

The iShares Core MSCI Emerging Markets ETF( the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.08)%	(10.07)%	3.93%	2.95%	(10.07)%	21.28%	20.35%
Fund Market	(0.52)	(9.47)	3.96	2.88	(9.47)	21.43	19.83
Index	(0.19)	(10.38)	3.87	2.90	(10.38)	20.93	19.97

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$999.20	$0.69		$1,000.00	$1,024.10	$0.70		0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	23.1%
Information Technology	14.6
Consumer Discretionary	13.4
Communication Services	11.2
Materials	7.9
Energy	7.3
Consumer Staples	6.4
Industrials	6.4
Real Estate	3.5
Health Care	3.4
Utilities	2.8

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
China	30.2%
South Korea	14.1
Taiwan	12.0
India	9.1
Brazil	7.5
South Africa	6.0
Russia	3.4
Mexico	2.7
Thailand	2.6
Malaysia	2.4

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI BRIC ETF

Investment Objective

The iShares MSCI BRIC ETF (the “Fund”) seeks to track the investment of an index composed of Chinese equities that are available to international investors, and Brazilian, Russian, and Indian equities, as represented by the MSCI BRIC Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.07%	(9.13)%	5.87%	9.01%	(9.13)%	33.02%	136.89%
Fund Market	4.17	(7.95)	6.05	9.11	(7.95)	34.12	139.18
Index	4.12	(8.79)	6.39	9.65	(8.79)	36.31	151.26

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,040.70	$3.54		$1,000.00	$1,021.30	$3.51		0.70%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	25.1%
Communication Services	16.6
Consumer Discretionary	16.6
Energy	11.8
Materials	5.8
Information Technology	5.0
Consumer Staples	5.0
Industrials	4.8
Real Estate	3.5
Utilities	3.0
Health Care	2.8

(a)	Excludes money market funds.

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
China	62.1%
India	16.2
Brazil	14.5
Russia	7.2

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Fund Summary as of February 28, 2019	iShares® MSCI Emerging Markets Asia ETF

Investment Objective

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI EM Asia Custom Capped Index (the “Index”) The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(2.80)%	(9.99)%	5.70%	4.76%	(9.99)%	31.94%	38.81%
Fund Market	(2.73)	(9.08)	5.68	4.72	(9.08)	31.83	38.43
Index(a)	(2.73)	(9.81)	6.11	5.12	(9.81)	34.51	42.23
MSCI Emerging Markets Asia Index	(2.70)	(9.76)	6.12	4.90	(9.76)	34.60	40.18
MSCI EM Asia Custom Capped Index(b)	(2.73)	N/A	N/A	N/A	N/A	N/A	N/A

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

(a)

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets Asia. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EM Asia Custom Capped Index, which, effective as of June 1, 2018, replaced the MSCI Emerging Markets Asia Index as the underlying index of the Fund.

(b)	The inception date of the MSCI EM Asia Custom Capped Index was February 27, 2018. The cumulative total return of this index for the period February 27, 2018 through February 28, 2019 was -10.92%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$972.00	$2.44		$1,000.00	$1,022.30	$2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	21.4%
Information Technology	19.6
Communication Services	14.1
Consumer Discretionary	14.0
Industrials	5.8
Energy	5.6
Materials	5.5
Consumer Staples	5.3
Health Care	3.2
Real Estate	3.1
Utilities	2.4

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
China	43.5%
South Korea	18.8
Taiwan	15.0
India	11.7
Thailand	3.3
Malaysia	3.2
Indonesia	3.0
Philippines	1.5
Pakistan	0.0	(b)

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF

Investment Objective

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(4.06)%	(14.01)%	1.59%	1.23%	(14.01)%	8.21%	9.67%
Fund Market	(3.90)	(13.25)	1.62	1.16	(13.25)	8.36	9.12
Index	(4.20)	(14.34)	2.00	1.68	(14.34)	10.42	13.40

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$959.40	$3.35		$1,000.00	$1,021.40	$3.46		0.69%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	14.5%
Consumer Discretionary	14.3
Industrials	14.2
Materials	11.7
Financials	10.9
Health Care	8.6
Real Estate	7.6
Consumer Staples	7.0
Utilities	4.8
Communication Services	4.5
Energy	1.9

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
Taiwan	19.1%
South Korea	18.2
India	14.4
China	12.3
Brazil	6.8
South Africa	5.6
Thailand	3.9
Malaysia	3.2
Mexico	3.0
Indonesia	2.7

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Consolidated Schedule of Investments (unaudited) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.7%
AES Tiete Energia SA	1,604,400	$4,979,726
Aliansce Shopping Centers SA	1,072,900	5,750,361
Alupar Investimento SA	1,917,524	11,683,334
Ambev SA	46,580,599	214,008,058
Anima Holding SA	235,300	1,174,539
Arezzo Industria e Comercio SA	503,712	7,248,940
Atacadao Distribuicao Comercio e Industria Ltda	3,785,000	19,700,873
B2W Cia. Digital(a)	1,822,374	23,494,909
B3 SA - Brasil, Bolsa, Balcao	20,473,328	179,006,846
Banco ABC Brasil SA(a)	39,331	189,825
Banco Bradesco SA	10,086,424	103,627,736
Banco do Brasil SA	8,507,013	114,780,310
Banco Santander Brasil SA	4,056,663	48,611,809
BB Seguridade Participacoes SA	6,739,243	49,058,418
BK Brasil Operacao e Assessoria a Restaurantes SA	1,050,800	6,211,915
BR Malls Participacoes SA	8,306,765	29,658,712
BR Properties SA	1,251,800	2,924,010
BRF SA(a)	5,242,658	28,755,810
Camil Alimentos SA	1,148,300	2,201,527
CCR SA	12,091,487	45,880,104
Centrais Eletricas Brasileiras SA(a)	2,168,000	21,377,945
Cia. de Saneamento Basico do Estado de Sao Paulo	3,396,228	35,635,377
Cia. de Saneamento de Minas Gerais-COPASA	642,100	10,606,785
Cia. Hering	1,237,100	9,958,816
Cia. Siderurgica Nacional SA(a)	6,292,356	21,946,275
Cielo SA	12,325,618	35,725,476
Cosan Logistica SA(a)	812,684	3,265,688
Cosan SA	1,639,377	19,102,933
CVC Brasil Operadora e Agencia de Viagens SA	1,337,340	20,825,453
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,595,300	11,833,779
Dommo Energia SA(a)	10,936,300	2,595,376
Duratex SA	3,205,308	10,085,363
EcoRodovias Infraestrutura e Logistica SA	2,546,600	7,686,824
EDP - Energias do Brasil SA	3,080,200	14,209,042
Embraer SA	6,621,383	33,687,351
Eneva SA(a)	843,500	4,203,724
Engie Brasil Energia SA	1,852,775	20,334,703
Equatorial Energia SA	1,708,076	37,406,648
Estacio Participacoes SA	2,642,824	19,414,653
Ez Tec Empreendimentos e Participacoes SA	705,823	5,019,479
Fleury SA	1,844,014	9,834,086
Gafisa SA(a)	1	3
Grendene SA	1,737,200	4,016,139
Guararapes Confeccoes SA	56,700	2,209,490
Hypera SA	3,149,600	22,591,625
Iguatemi Empresa de Shopping Centers SA	893,500	10,006,533
Instituto Hermes Pardini SA	662,074	3,382,531
Iochpe Maxion SA	1,095,028	6,341,979
IRB Brasil Resseguros S/A	1,033,915	24,536,614
JBS SA	9,521,361	34,096,894
Klabin SA	6,913,624	33,256,923
Kroton Educacional SA	14,036,215	41,057,870
Light SA	938,500	4,967,462
Linx SA	1,245,100	9,468,769
Localiza Rent a Car SA	5,459,284	50,294,850

Security	Shares	Value

Brazil (continued)
LOG Commercial Properties e Participacoes SA(a)	245,572	$1,143,962
Lojas Renner SA	7,291,160	84,144,098
M. Dias Branco SA	1,042,304	13,057,114
Magazine Luiza SA	753,821	34,866,420
Mahle-Metal Leve SA	188,300	1,322,029
Marfrig Global Foods SA(a)	2,486,713	3,646,936
Movida Participacoes SA	751,500	2,324,485
MRV Engenharia e Participacoes SA	2,940,992	10,657,445
Multiplan Empreendimentos Imobiliarios SA	2,532,133	16,994,544
Multiplus SA	698,400	4,966,690
Natura Cosmeticos SA	1,931,817	24,921,354
Odontoprev SA	2,782,100	12,314,608
Omega Geracao SA	232,075	1,230,844
Petrobras Distribuidora SA	3,464,412	22,586,460
Petroleo Brasileiro SA	29,494,279	234,837,456
Porto Seguro SA	974,298	14,558,939
QGEP Participacoes SA	584,200	2,059,362
Qualicorp Consultoria e Corretora de Seguros SA	2,415,900	9,978,612
Raia Drogasil SA	2,296,157	40,048,431
Rumo SA(a)	10,951,881	56,829,173
Santos Brasil Participacoes SA	1,977,900	1,988,316
Sao Martinho SA	1,772,411	8,875,643
Ser Educacional SA(b)	585,300	2,962,201
SLC Agricola SA	510,289	5,581,509
Smiles Fidelidade SA	638,000	8,165,856
Sonae Sierra Brasil SA	482,443	3,973,779
Sul America SA	2,070,432	16,783,183
Suzano Papel e Celulose SA	5,374,754	68,304,987
TIM Participacoes SA	8,455,800	26,650,905
TOTVS SA	1,109,200	10,780,705
Transmissora Alianca de Energia Eletrica SA	1,923,100	12,799,300
Tupy SA	429,300	2,106,292
Ultrapar Participacoes SA	3,588,280	51,103,269
Vale SA	31,308,083	393,203,309
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	515,600	2,707,063
Via Varejo SA	4,709,299	5,751,240
Vulcabras Azaleia SA(a)	595,000	1,262,902
WEG SA	8,375,059	41,135,547
Wiz Solucoes e Corretagem de Seguros SA	543,900	1,303,823

		2,757,860,011

Chile — 1.0%
AES Gener SA	31,498,183	9,432,740
Aguas Andinas SA, Class A	25,901,125	15,188,840
Banco de Chile	262,763,109	41,776,455
Banco de Credito e Inversiones SA	495,741	33,947,272
Banco Santander Chile	653,754,857	52,214,529
Besalco SA	1,030,637	1,023,043
CAP SA	839,069	9,264,132
Cencosud SA	13,614,588	25,386,037
Cia. Cervecerias Unidas SA	1,539,267	21,802,316
Cia. Sud Americana de Vapores SA(a)	190,335,970	6,220,272
Colbun SA	84,829,482	19,626,109
Empresa Nacional de Telecomunicaciones SA	1,511,493	15,926,853
Empresas CMPC SA	12,562,254	47,192,983
Empresas COPEC SA	3,918,192	53,253,784
Enel Americas SA	290,588,423	50,589,211
Enel Chile SA	292,221,691	30,707,097
Engie Energia Chile SA	5,543,939	11,051,050
Forus SA	346,847	984,779

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Grupo Security SA	3,666,773	$1,612,131
Inversiones Aguas Metropolitanas SA	5,173,152	7,994,853
Inversiones La Construccion SA	522,722	9,434,660
Itau CorpBanca	1,502,118,029	14,245,261
Latam Airlines Group SA	3,031,343	35,274,819
Parque Arauco SA	6,650,476	18,281,001
Ripley Corp. SA	2,429,458	2,047,968
SACI Falabella	7,075,610	55,107,259
Salfacorp SA	4,858,469	7,489,235
SONDA SA	4,744,785	7,940,763
Vina Concha y Toro SA	4,942,481	10,612,191

		615,627,643

China — 30.1%
21Vianet Group Inc., ADR(a)	684,158	6,458,452
361 Degrees International Ltd.	11,666,000	2,303,536
3SBio Inc.(b)(c)	12,849,000	21,246,404
500.com Ltd., ADR(a)(c)	96,061	1,460,127
51job Inc., ADR(a)(c)	247,648	17,895,045
58.com Inc., ADR(a)	939,327	68,486,332
AAC Technologies Holdings Inc.	7,267,500	43,189,492
Agile Group Holdings Ltd.(c)	15,512,500	19,386,179
Agricultural Bank of China Ltd., Class A	21,783,548	12,363,706
Agricultural Bank of China Ltd., Class H	288,619,000	138,246,508
AGTech Holdings Ltd.(a)(c)	35,792,000	2,507,784
Air China Ltd., Class H	18,190,000	19,650,335
Ajisen China Holdings Ltd.	11,289,000	3,207,021
AK Medical Holdings Ltd.(b)	4,018,000	2,160,050
Alibaba Group Holding Ltd., ADR(a)(c)	12,808,611	2,344,360,071
Alibaba Health Information Technology Ltd.(a)	34,920,000	35,810,594
Alibaba Pictures Group Ltd.(a)(c)	147,200,000	27,190,502
Aluminum Corp. of China Ltd., Class H(a)	41,222,000	16,909,328
Angang Steel Co. Ltd., Class H	9,266,000	6,893,608
Anhui Conch Cement Co. Ltd., Class H	12,542,500	71,741,732
ANTA Sports Products Ltd.	10,726,000	62,854,595
Anton Oilfield Services Group/Hong Kong(a)	13,878,000	1,838,661
APT Satellite Holdings Ltd.	8,709,500	3,872,220
Ascletis Pharma Inc.(a)(b)	2,543,000	2,264,462
Asia Cement China Holdings Corp.	6,168,500	5,571,437
Autohome Inc., ADR(a)	585,135	55,031,947
AviChina Industry & Technology Co. Ltd., Class H	21,342,000	15,143,690
BAIC Motor Corp. Ltd., Class H(b)	17,830,500	11,334,581
Baidu Inc., ADR(a)(c)	2,734,745	444,505,452
Bank of Beijing Co. Ltd., Class A	12,845,282	12,317,289
Bank of China Ltd., Class H	787,938,000	367,379,179
Bank of Communications Co. Ltd., Class A	14,931,801	14,273,439
Bank of Communications Co. Ltd., Class H	85,223,000	71,545,717
Baoshan Iron & Steel Co. Ltd., Class A	5,689,482	6,373,389
Baozun Inc., ADR(a)(c)	368,005	13,781,787
BBMG Corp., Class H	20,347,000	7,465,077
Beijing Capital International Airport Co. Ltd., Class H	16,646,000	16,646,424
Beijing Capital Land Ltd., Class H	13,332,000	5,587,694
Beijing Enterprises Holdings Ltd.	4,944,500	29,006,373
Beijing Enterprises Water Group Ltd.(c)	57,040,000	34,152,208
Beijing Gas Blue Sky Holdings Ltd.(a)	73,664,000	2,956,019
Beijing Sports and Entertainment Industry Group Ltd.(a)(c)	4,170,000	1,418,367
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,449,000	5,949,127
Bitauto Holdings Ltd., ADR(a)	271,898	5,318,325
BOC Aviation Ltd.(b)	2,469,700	21,362,663

Security	Shares	Value

China (continued)
BOE Technology Group Co. Ltd., Class A	17,777,100	$10,806,667
Bosideng International Holdings Ltd.	35,796,000	6,885,775
Brilliance China Automotive Holdings Ltd.(c)	30,212,000	29,596,968
BYD Co. Ltd., Class H(c)	6,566,000	41,990,013
BYD Electronic International Co. Ltd.	7,046,500	9,012,568
C&D International Investment Group Ltd.	922,000	902,056
Camsing International Holding Ltd.(c)	3,294,000	3,386,402
Canvest Environment Protection Group Co. Ltd.	4,140,000	2,172,896
CAR Inc.(a)	5,999,000	5,273,141
Carnival Group International Holdings Ltd.(a)(c)	48,920,000	760,305
CGN Power Co. Ltd., Class H(b)	115,134,000	30,360,949
Changyou.com Ltd., ADR	153,668	3,134,827
Chaowei Power Holdings Ltd.(c)	8,511,000	3,393,644
China Agri-Industries Holdings Ltd.	25,273,200	8,982,678
China Aircraft Leasing Group Holdings Ltd.	5,268,500	5,919,663
China Animal Healthcare Ltd.(a)(c)(d)	1,237,000	9,455
China Animation Characters Co. Ltd.	1,596,000	502,194
China Aoyuan Group Ltd.	12,818,000	10,075,041
China BlueChemical Ltd., Class H	20,588,000	6,504,400
China Cinda Asset Management Co. Ltd., Class H	90,966,000	26,421,371
China CITIC Bank Corp. Ltd., Class H	87,871,000	57,089,620
China Coal Energy Co. Ltd., Class H	15,217,000	6,610,356
China Communications Construction Co. Ltd., Class H	44,185,000	47,619,697
China Communications Services Corp. Ltd., Class H	23,938,000	24,060,590
China Conch Venture Holdings Ltd.	16,210,500	54,105,213
China Construction Bank Corp., Class H	949,485,000	844,276,962
China Datang Corp. Renewable Power Co. Ltd., Class H	34,902,000	4,668,539
China Ding Yi Feng Holdings Ltd.(a)	9,096,000	29,316,518
China Dongxiang Group Co. Ltd.	48,108,000	6,925,277
China Eastern Airlines Corp. Ltd., Class H	12,468,000	7,957,487
China Everbright Bank Co. Ltd., Class A	17,572,344	11,102,135
China Everbright Bank Co. Ltd., Class H	19,171,000	9,182,777
China Everbright Greentech Ltd., Class L(b)(c)	4,764,000	3,744,539
China Everbright International Ltd.(c)	34,306,148	33,564,067
China Everbright Ltd.	9,802,000	19,804,291
China Everbright Water Ltd.(c)	13,369,700	3,463,140
China Evergrande Group(c)	25,850,000	79,857,130
China Fiber Optic Network System Group Ltd.(d)	10,394,800	463,474
China First Capital Group Ltd.(a)	33,284,000	14,755,576
China Foods Ltd.(c)	10,632,000	4,090,377
China Galaxy Securities Co. Ltd., Class H	35,955,000	24,459,184
China Gas Holdings Ltd.	17,574,400	57,761,920
China Goldjoy Group Ltd.(c)	85,492,000	4,193,027
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)	4,016,000	2,517,099
China Harmony New Energy Auto Holding Ltd.	2,999,500	1,199,831
China High Speed Transmission Equipment Group Co. Ltd.(c)	3,838,000	3,774,537
China Hongqiao Group Ltd.(c)	20,752,500	13,879,414
China Huarong Asset Management Co. Ltd., Class H(b)	102,319,000	23,462,279
China Huishan Dairy Holdings Co. Ltd.(a)(d)	16,599,187	42,292
China Huiyuan Juice Group Ltd.(a)(c)(d)	10,877,000	2,036,891
China International Capital Corp. Ltd., Class H(b)(c)	10,463,200	24,312,564
China International Travel Service Corp. Ltd., Class A	770,438	7,341,669
China Jinmao Holdings Group Ltd.(c)	51,064,000	24,784,560

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Life Insurance Co. Ltd., Class H	73,498,000	$202,241,688
China Lilang Ltd.	5,270,000	5,055,301
China Literature Ltd.(a)(b)(c)	2,910,200	13,884,047
China LNG Group Ltd.(a)	3,883,000	608,435
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	13,617,000	4,492,857
China Longyuan Power Group Corp. Ltd., Class H	31,535,000	23,541,377
China Lumena New Materials Corp.(a)(c)(d)	2,584,000	3
China Maple Leaf Educational Systems Ltd.(c)	15,682,000	7,052,085
China Medical System Holdings Ltd.	13,814,000	14,535,866
China Mengniu Dairy Co. Ltd.	27,331,000	84,432,310
China Merchants Bank Co. Ltd., Class A	4,202,322	19,921,989
China Merchants Bank Co. Ltd., Class H	38,067,464	174,581,353
China Merchants Land Ltd.	28,526,000	4,397,113
China Merchants Port Holdings Co. Ltd.	13,670,270	28,734,421
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,333,397	7,388,579
China Metal Recycling Holdings Ltd.(a)(d)	62,400	—
China Metal Resources Utilization Ltd.(a)(b)	1,204,000	671,803
China Minsheng Banking Corp. Ltd., Class H	63,911,220	49,339,091
China Mobile Ltd.	60,624,000	637,919,743
China Molybdenum Co. Ltd., Class H	42,555,000	20,383,551
China National Building Material Co. Ltd., Class H	38,794,850	30,888,406
China New Higher Education Group Ltd.(b)(c)	4,870,000	2,766,975
China Oil and Gas Group Ltd.	75,248,000	5,272,287
China Oilfield Services Ltd., Class H	17,878,000	17,696,255
China Oriental Group Co. Ltd.	9,770,000	6,546,689
China Overseas Grand Oceans Group Ltd.	17,453,500	6,870,406
China Overseas Land & Investment Ltd.	37,366,000	137,567,505
China Overseas Property Holdings Ltd.	8,865,000	3,331,518
China Pacific Insurance Group Co. Ltd., Class A	1,790,445	9,097,703
China Pacific Insurance Group Co. Ltd., Class H	25,409,200	95,651,082
China Petroleum & Chemical Corp., Class A	10,746,014	9,646,246
China Petroleum & Chemical Corp., Class H	248,990,200	215,056,888
China Power Clean Energy Development Co. Ltd.(c)	7,189,000	2,509,345
China Power International Development Ltd.	47,187,000	11,902,247
China Railway Construction Corp. Ltd., Class H(c)	20,137,500	28,988,477
China Railway Group Ltd., Class H	38,088,000	37,749,324
China Railway Signal & Communication Corp. Ltd., Class H(b)	11,902,000	9,855,410
China Reinsurance Group Corp., Class H	41,958,000	9,674,639
China Resources Beer Holdings Co. Ltd.	14,464,000	53,895,895
China Resources Cement Holdings Ltd.	24,308,000	25,887,905
China Resources Gas Group Ltd.(c)	8,788,000	38,175,597
China Resources Land Ltd.	27,243,777	101,689,555
China Resources Medical Holdings Co. Ltd.(c)	10,659,000	7,644,802
China Resources Pharmaceutical Group Ltd.(b)	17,202,000	23,053,459
China Resources Power Holdings Co. Ltd.	18,588,000	35,235,221
China SCE Group Holdings Ltd.	19,896,200	7,831,952
China Shenhua Energy Co. Ltd., Class H	33,619,000	82,914,704
China Shineway Pharmaceutical Group Ltd.	3,329,000	3,485,997
China Southern Airlines Co. Ltd., Class H	19,156,000	15,642,432
China State Construction Engineering Corp. Ltd., Class A	11,782,121	10,822,686
China State Construction International Holdings Ltd.	20,148,000	21,303,524
China Suntien Green Energy Corp. Ltd., Class H	19,795,000	5,497,350
China Taiping Insurance Holdings Co. Ltd.	16,135,108	49,948,167
China Telecom Corp. Ltd., Class H	134,832,000	73,000,076
China Tian Lun Gas Holdings Ltd.	2,251,000	2,606,638
China Tower Corp. Ltd., Class H(a)(b)	412,026,000	97,629,030

Security	Shares	Value

China (continued)
China Traditional Chinese Medicine Holdings Co. Ltd.	22,740,000	$15,005,886
China Travel International Investment Hong Kong Ltd.	28,152,000	8,356,157
China Unicom Hong Kong Ltd.	58,730,000	69,654,807
China Vanke Co. Ltd., Class A	2,241,288	9,369,944
China Vanke Co. Ltd., Class H	11,984,687	45,497,168
China Vast Industrial Urban Development Co. Ltd.(b)	759,000	312,310
China Water Affairs Group Ltd.(c)	8,714,000	9,080,552
China Yangtze Power Co. Ltd., Class A	4,172,193	10,157,538
China Youzan Ltd.(a)(c)	126,812,000	8,723,596
China Yuchai International Ltd.	121,914	2,344,406
China Yuhua Education Corp. Ltd., Class L(b)(c)	12,520,000	4,992,178
China ZhengTong Auto Services Holdings Ltd.(c)	11,660,000	7,115,009
China Zhongwang Holdings Ltd.(c)	5,710,000	3,026,013
Chinasoft International Ltd.(c)	21,268,000	13,086,249
Chong Sing Holdings FinTech Group(a)(c)	196,152,000	1,799,147
Chongqing Rural Commercial Bank Co. Ltd., Class H	24,982,000	15,626,082
CIFI Holdings Group Co. Ltd.	34,710,000	22,639,456
CIMC Enric Holdings Ltd.	7,568,000	6,758,348
CITIC Ltd.	56,774,000	86,356,539
CITIC Resources Holdings Ltd.	42,828,000	3,928,273
CITIC Securities Co. Ltd., Class A	4,359,145	15,307,011
CITIC Securities Co. Ltd., Class H	22,510,500	54,542,754
Citychamp Watch & Jewellery Group Ltd.	6,298,000	1,339,863
CNOOC Ltd.	176,721,000	304,823,351
COFCO Meat Holdings Ltd.(a)(c)	5,909,000	1,610,902
Colour Life Services Group Co. Ltd.(c)	4,105,000	2,452,604
Comba Telecom Systems Holdings Ltd.(a)(c)	20,699,524	5,511,224
Concord New Energy Group Ltd.	131,490,000	6,281,529
Consun Pharmaceutical Group Ltd.	2,133,000	1,633,077
Coolpad Group Ltd.(a)(c)(d)	22,836,000	145,456
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	9,216,000	5,424,077
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	26,864,000	11,704,105
COSCO SHIPPING International Hong Kong Co. Ltd.(c)	12,214,000	4,527,853
COSCO SHIPPING Ports Ltd.	16,972,000	18,031,858
Country Garden Holdings Co. Ltd.(c)	75,183,733	99,034,345
Country Garden Services Holdings Co. Ltd.(a)	12,426,000	20,451,976
CPMC Holdings Ltd.(c)	5,740,000	2,530,052
CRRC Corp. Ltd., Class A	7,522,491	10,628,923
CRRC Corp. Ltd., Class H	39,730,750	41,705,697
CSPC Pharmaceutical Group Ltd.	46,450,000	79,292,466
CT Environmental Group Ltd.(c)	33,282,000	1,632,344
Ctrip.com International Ltd., ADR(a)(c)	4,057,327	138,476,571
Dah Chong Hong Holdings Ltd.(c)	13,821,000	5,158,798
Dali Foods Group Co. Ltd.(b)	19,363,000	13,196,776
Daqin Railway Co. Ltd., Class A	6,515,399	8,690,183
Daqo New Energy Corp., ADR(a)(c)	87,382	3,178,957
Datang International Power Generation Co. Ltd., Class H	25,892,000	7,190,573
Dawnrays Pharmaceutical Holdings Ltd.	15,649,000	3,269,429
Digital China Holdings Ltd.(a)(c)	10,575,000	5,658,106
Dongfeng Motor Group Co. Ltd., Class H	26,898,000	28,611,977
Dongyue Group Ltd.	10,572,000	7,205,305
Eastern Communications Co. Ltd., Class B	5,143,049	3,296,694
eHi Car Services Ltd., ADR(a)(c)	150,289	1,812,485
ENN Energy Holdings Ltd.	7,825,900	80,753,382

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Fang Holdings Ltd., ADR(a)(c)	2,542,003	$3,965,525
Fanhua Inc., ADR(c)	385,491	9,714,373
Fantasia Holdings Group Co. Ltd.(c)	30,973,500	4,853,296
Far East Horizon Ltd.	22,255,000	24,835,512
FingerTango Inc.(a)	2,488,700	519,945
First Tractor Co. Ltd., Class H(a)	9,278,000	2,517,534
Focus Media Information Technology Co. Ltd., Class A	4,160,311	4,188,149
Foshan Haitian Flavouring & Food Co. Ltd., Class A	689,831	7,900,622
Fosun International Ltd.	25,859,000	42,561,375
Fu Shou Yuan International Group Ltd.	10,211,000	8,910,463
Fufeng Group Ltd.	18,092,400	9,196,244
Fullshare Holdings Ltd.(c)	67,185,000	13,437,342
Future Land Development Holdings Ltd.	18,288,000	15,749,048
Fuyao Glass Industry Group Co. Ltd., Class H(b)	5,206,400	18,604,235
GCL New Energy Holdings Ltd.(a)(c)	116,302,000	5,481,890
GCL-Poly Energy Holdings Ltd.(a)(c)	137,851,000	11,941,537
GDS Holdings Ltd., ADR(a)(c)	758,899	25,248,570
Geely Automobile Holdings Ltd.	49,020,000	92,047,543
Gemdale Properties & Investment Corp. Ltd.	26,026,000	2,983,949
Genertec Universal Medical Group Co. Ltd.(b)	9,787,500	9,176,794
Genscript Biotech Corp.(a)(c)	9,072,000	16,965,650
GF Securities Co. Ltd., Class H	14,781,800	24,931,977
Glorious Property Holdings Ltd.(a)(c)	40,822,000	1,898,141
GOME Retail Holdings Ltd.(a)(c)	125,218,000	11,325,738
Goodbaby International Holdings Ltd.(c)	5,174,000	1,865,324
Grand Baoxin Auto Group Ltd.	3,305,500	1,027,468
Great Wall Motor Co. Ltd., Class H(c)	30,935,000	22,659,972
Greatview Aseptic Packaging Co. Ltd.	13,402,000	8,331,647
Gree Electric Appliances Inc. of Zhuhai, Class A	1,175,002	7,862,363
Greenland Hong Kong Holdings Ltd.	3,405,000	1,006,344
Greentown China Holdings Ltd.	9,446,500	8,026,721
Greentown Service Group Co. Ltd.	7,888,000	7,194,843
Guangdong Investment Ltd.	29,444,000	56,488,909
Guangdong Land Holdings Ltd.(a)	4,992,000	1,023,863
Guangzhou Automobile Group Co. Ltd., Class H	29,225,200	35,927,435
Guangzhou R&F Properties Co. Ltd., Class H	9,591,600	17,937,360
Guorui Properties Ltd.	6,257,000	1,299,257
Guotai Junan Securities Co. Ltd., Class A	4,358,745	12,701,505
Guotai Junan Securities Co. Ltd., Class H(b)	4,084,600	9,095,621
Haier Electronics Group Co. Ltd.	12,743,000	37,986,471
Haitian International Holdings Ltd.	6,619,000	14,469,418
Haitong Securities Co. Ltd., Class H	33,364,800	44,289,181
Hanergy Thin Film Power Group Ltd.(a)(d)	8,046	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,747,751	14,159,011
Hangzhou Steam Turbine Co. Ltd., Class B	4,134,359	3,734,185
Harbin Electric Co. Ltd., Class H	5,816,000	3,082,188
HC Group Inc.(a)(c)	6,970,500	4,253,445
Hengan International Group Co. Ltd.(c)	7,110,500	57,474,232
Heng Ten Networks Group Ltd.(a)(c)	238,724,000	8,515,213
Hi Sun Technology China Ltd.(a)(c)	37,238,000	6,119,522
Hope Education Group Co. Ltd.(a)(b)	18,456,000	2,821,371
Hua Han Health Industry Holdings Ltd., Class H(a)(c)(d)	22,424,288	914,134
Hua Hong Semiconductor Ltd.(b)(c)	4,544,000	10,628,021
Huabao International Holdings Ltd.	11,824,000	5,287,044
Huadian Power International Corp. Ltd., Class H	16,070,000	7,042,320
Huaneng Power International Inc., Class H	42,110,000	25,964,025
Huaneng Renewables Corp. Ltd., Class H	48,482,000	14,761,138

Security	Shares	Value

China (continued)
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B(a)	2,379,586	$3,086,323
Huatai Securities Co. Ltd., Class H(b)	16,691,000	33,808,110
Huaxia Bank Co. Ltd., Class A	9,393,415	11,673,021
Huazhu Group Ltd., ADR(c)	1,297,207	45,493,050
Hutchison China MediTech Ltd., ADR(a)(c)	528,437	13,786,921
IGG Inc.	10,382,000	14,760,009
IMAX China Holding Inc.(b)	971,600	2,537,364
Industrial & Commercial Bank of China Ltd., Class H	688,813,000	530,004,652
Industrial Bank Co. Ltd., Class A	6,229,344	16,617,291
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,861,628	7,518,584
Inner Mongolia Yitai Coal Co. Ltd., Class B	11,315,895	13,975,130
Inspur International Ltd.	2,788,000	1,616,016
iQIYI Inc., ADR(a)	965,933	26,234,740
JD.com Inc., ADR(a)(c)	7,241,299	200,656,395
Jiangsu Expressway Co. Ltd., Class H	12,360,000	17,036,765
Jiangsu Hengrui Medicine Co. Ltd., Class A	965,978	10,373,673
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	370,377	6,143,262
Jiangxi Copper Co. Ltd., Class H	13,308,000	18,173,936
Jiayuan International Group Ltd.	12,592,000	6,127,728
Jinchuan Group International Resources Co. Ltd.(a)(c)	23,379,000	2,114,588
JNBY Design Ltd.	1,882,000	3,716,146
Jumei International Holding Ltd., ADR(a)	1,027,651	2,723,275
Kaisa Group Holdings Ltd.(c)	22,052,000	7,865,882
Kama Co. Ltd., Class B(a)	4,396,224	2,444,301
Kasen International Holdings Ltd.(c)	4,228,000	2,725,379
Kingboard Holdings Ltd.	7,042,200	24,670,756
Kingboard Laminates Holdings Ltd.	11,039,500	13,529,006
Kingdee International Software Group Co. Ltd.(c)	23,019,000	24,925,667
Kingsoft Corp. Ltd.	8,521,000	16,564,812
Konka Group Co. Ltd., Class B	11,249,818	3,797,806
Kunlun Energy Co. Ltd.	32,678,000	35,884,272
Kweichow Moutai Co. Ltd., Class A	216,356	24,398,217
KWG Group Holdings Ltd.	12,561,500	11,809,711
Launch Tech Co. Ltd., Class H	3,141,500	2,321,167
Lee & Man Paper Manufacturing Ltd.	16,033,000	14,767,076
Lee’s Pharmaceutical Holdings Ltd.	3,636,500	3,173,332
Legend Holdings Corp., Class H(b)	2,418,500	6,731,920
Lenovo Group Ltd.	73,172,000	65,903,085
Li Ning Co. Ltd.(a)	17,556,500	24,602,092
Lifetech Scientific Corp.(a)	28,508,000	6,028,597
Logan Property Holdings Co. Ltd.	13,434,000	19,133,242
Longfor Group Holdings Ltd.	14,636,000	43,442,992
Lonking Holdings Ltd.	20,856,000	6,987,602
Luthai Textile Co. Ltd., Class B	3,896,221	4,789,744
Luye Pharma Group Ltd.(b)(c)	12,412,500	9,266,128
Maanshan Iron & Steel Co. Ltd., Class H	15,506,000	7,387,760
Meitu Inc.(a)(b)(c)	19,554,500	7,996,375
Meituan Dianping, Class B(a)	2,499,600	19,392,295
Metallurgical Corp. of China Ltd., Class H	8,964,000	2,626,462
Midea Group Co. Ltd., Class A	1,727,036	12,324,916
Ming Lam Holdings Ltd.(a)(c)	94,940,000	786,147
MMG Ltd.(a)(c)	24,547,999	11,633,234
Momo Inc., ADR(a)(c)	1,440,430	47,779,063
NetDragon Websoft Holdings Ltd.(c)	2,626,500	5,634,572
NetEase Inc., ADR	768,083	171,451,487

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
New China Life Insurance Co. Ltd., Class H	8,341,400	$40,379,780
New Oriental Education & Technology Group Inc., ADR(a)	1,415,181	116,129,753
Nexteer Automotive Group Ltd.	8,641,000	12,306,859
Nine Dragons Paper Holdings Ltd.	16,786,000	17,406,563
Noah Holdings Ltd., ADR(a)(c)	282,981	16,342,153
Panda Green Energy Group Ltd.(a)(c)	72,342,852	3,502,036
PAX Global Technology Ltd.(c)	12,268,000	5,735,632
People’s Insurance Co. Group of China Ltd. (The), Class H	69,905,000	31,702,948
PetroChina Co. Ltd., Class H	207,970,000	137,502,140
PICC Property & Casualty Co. Ltd., Class H	67,625,040	80,979,818
Pinduoduo Inc., ADR(a)	1,664,219	49,826,717
Ping An Bank Co. Ltd., Class A	4,667,861	8,617,332
Ping An Insurance Group Co. of China Ltd., Class A	2,231,735	23,336,684
Ping An Insurance Group Co. of China Ltd., Class H	51,252,000	539,628,755
Poly Developments and Holdings Group Co. Ltd., Class A	3,066,939	6,051,240
Poly Property Group Co. Ltd.	23,618,000	8,905,868
Postal Savings Bank of China Co. Ltd., Class H(b)	69,571,000	41,655,036
Pou Sheng International Holdings Ltd.(c)	23,926,000	4,876,761
Powerlong Real Estate Holdings Ltd.	3,575,000	1,666,858
Q Technology Group Co. Ltd.	3,473,000	2,884,654
Qingdao Haier Co. Ltd., Class A	2,510,510	6,179,532
Realord Group Holdings Ltd.(a)	1,568,000	1,000,749
Redco Group(b)	6,912,000	3,240,358
Redsun Properties Group Ltd.(a)	3,438,000	1,357,716
Renhe Commercial Holdings Co. Ltd.(a)(c)	57,304,000	2,591,521
RISE Education Cayman Ltd., ADR(a)(c)	119,835	1,313,392
Road King Infrastructure Ltd.	4,328,000	8,281,301
Ronshine China Holdings Ltd.(a)	5,810,500	7,624,162
SAIC Motor Corp. Ltd., Class A	2,217,786	9,381,004
Sany Heavy Equipment International Holdings Co. Ltd.(a)	14,040,000	5,008,026
Seaspan Corp.(c)	627,678	5,523,566
Semiconductor Manufacturing International Corp.(a)(c)	30,659,700	31,051,061
Shandong Airlines Co. Ltd., Class B	2,221,153	3,664,288
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	19,524,000	16,962,684
Shang Gong Group Co. Ltd., Class B(a)	5,202,560	3,849,894
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	6,718,227	4,655,731
Shanghai Electric Group Co. Ltd., Class H	29,974,000	11,111,664
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	5,763,500	20,448,097
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	436,000	466,004
Shanghai Haixin Group Co., Class B	6,646,610	3,283,425
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)	156,000	954,903
Shanghai Industrial Holdings Ltd.	4,884,000	10,950,394
Shanghai Industrial Urban Development Group Ltd.	28,198,000	5,316,446
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	2,584,241	2,728,959
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	9,956,927	14,069,138
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,858,300	19,906,292
Shanghai Pudong Development Bank Co. Ltd., Class A	7,851,368	13,767,335

Security	Shares	Value

China (continued)
Shanghai Shibei Hi-Tech Co. Ltd., Class B	3,660,600	$1,910,833
Sheng Ye Capital Ltd.(a)	1,348,000	1,348,034
Shenzhen International Holdings Ltd.	9,781,750	20,187,056
Shenzhen Investment Ltd.	35,668,000	13,313,363
Shenzhou International Group Holdings Ltd.	7,533,700	94,053,683
Shimao Property Holdings Ltd.	11,382,000	26,911,504
Shougang Concord International Enterprises Co. Ltd.(a)(c)	266,070,000	7,761,985
Shougang Fushan Resources Group Ltd.	29,366,000	6,658,957
Shui On Land Ltd.	43,681,666	10,906,783
Sihuan Pharmaceutical Holdings Group Ltd.	40,254,000	8,409,967
Silver Grant International Industries Ltd.(a)(c)	5,108,000	1,073,683
SINA Corp./China(a)	649,951	43,787,199
Sino Biopharmaceutical Ltd.	69,040,000	59,894,825
Sinofert Holdings Ltd.(a)(c)	37,754,000	4,905,740
Sino-Ocean Group Holding Ltd.	30,824,500	14,411,312
Sinopec Engineering Group Co. Ltd., Class H	11,276,000	10,242,029
Sinopec Kantons Holdings Ltd.(c)	12,296,000	5,780,050
Sinopec Shanghai Petrochemical Co. Ltd., Class H	33,999,000	17,238,149
Sinopharm Group Co. Ltd., Class H	11,801,200	52,467,818
Sinosoft Technology Group Ltd.(c)	8,803,600	3,028,067
Sinotrans Ltd., Class H	21,416,000	10,067,141
Sinotruk Hong Kong Ltd.	6,882,500	12,520,332
Skyfame Realty Holdings Ltd.	45,074,000	6,890,469
SMI Holdings Group Ltd.(a)(c)(d)	15,427,999	4,697,307
SOHO China Ltd.(a)(c)	22,800,500	9,730,398
Springland International Holdings Ltd.	3,333,000	666,617
SSY Group Ltd.	15,286,411	13,553,647
Sun Art Retail Group Ltd.(c)	23,794,500	24,189,165
Sunac China Holdings Ltd.(c)	23,997,000	100,423,125
Suning.com Co. Ltd., Class A	4,674,273	8,545,391
Sunny Optical Technology Group Co. Ltd.(c)	7,090,100	83,999,503
Superb Summit International Group Ltd.(a)(c)(d)	6,035,000	7,688
TAL Education Group, ADR(a)	3,519,683	125,300,715
Tarena International Inc., ADR(c)	423,665	2,800,426
TCL Electronics Holdings Ltd.	10,134,000	4,996,125
Tencent Holdings Ltd.	56,484,800	2,416,315,809
Tencent Music Entertainment Group, ADR(a)	539,175	9,715,934
Texhong Textile Group Ltd.	1,847,500	2,475,948
Tian Ge Interactive Holdings Ltd.(b)	7,625,000	3,292,918
Tiangong International Co. Ltd.(c)	5,154,000	1,168,707
Tianjin Development Holdings Ltd.	10,366,000	3,869,192
Tianjin Port Development Holdings Ltd.	44,830,000	5,196,986
Tianneng Power International Ltd.(c)	7,078,000	6,933,912
Tibet Water Resources Ltd.(a)(c)	26,120,000	8,185,584
Tingyi Cayman Islands Holding Corp.	19,662,000	27,302,071
Tong Ren Tang Technologies Co. Ltd., Class H	6,623,000	8,673,398
Tongda Group Holdings Ltd.(c)	42,290,000	4,687,037
Towngas China Co. Ltd.	11,413,000	9,101,554
TravelSky Technology Ltd., Class H	9,542,000	27,654,271
Truly International Holdings Ltd.(a)(c)	19,750,000	3,648,182
Tsaker Chemical Group Ltd.(b)	3,629,000	693,457
Tsingtao Brewery Co. Ltd., Class H	3,536,000	15,000,229
Tuniu Corp., ADR(a)(c)	393,960	1,961,921
Uni-President China Holdings Ltd.	12,771,000	11,372,174
Vinda International Holdings Ltd.(c)	3,023,000	5,930,622
Vipshop Holdings Ltd., ADR(a)	4,330,287	31,091,461
Want Want China Holdings Ltd.(c)	50,077,000	40,381,591
Wasion Holdings Ltd.	6,614,000	3,227,040
Weibo Corp., ADR(a)(c)	546,202	39,463,095

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Weichai Power Co. Ltd., Class H	19,492,000	$27,066,014
West China Cement Ltd.	35,204,000	5,291,946
Wisdom Education International Holdings Co. Ltd.	5,278,000	2,292,795
Wise Talent Information Technology Co. Ltd.(a)	943,200	3,244,210
Wuliangye Yibin Co. Ltd., Class A	913,775	9,758,471
Wuxi Biologics Cayman Inc.(a)(b)(c)	5,030,000	47,738,159
Xiamen International Port Co. Ltd., Class H	25,324,000	3,645,459
Xiaomi Corp., Class B(a)(b)	29,775,000	45,365,360
Xingda International Holdings Ltd.	13,638,000	4,048,070
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	5,921,000	6,788,581
Xinyi Solar Holdings Ltd.	30,148,800	14,825,138
Xtep International Holdings Ltd.	11,655,500	7,646,797
Yadea Group Holdings Ltd.(b)	7,430,000	2,707,050
Yanzhou Coal Mining Co. Ltd., Class H	18,396,000	18,255,859
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	1,285,200	5,484,751
Yihai International Holding Ltd.(c)	4,436,000	14,014,727
Yintech Investment Holdings Ltd., ADR	160,426	1,065,229
Yirendai Ltd., ADR(c)	105,195	1,474,834
Youyuan International Holdings Ltd.(a)	3,050,000	971,362
Yuexiu Property Co. Ltd.	71,048,880	16,382,388
Yuexiu REIT	18,702,000	12,650,975
Yuexiu Transport Infrastructure Ltd.	11,188,000	8,708,334
Yum China Holdings Inc.	3,578,598	149,299,109
Yunnan Baiyao Group Co. Ltd., Class A(d)	424,124	5,389,603
Yuzhou Properties Co. Ltd.	17,581,400	8,578,150
YY Inc., ADR(a)(c)	490,462	34,577,571
Zai Lab Ltd., ADR(a)	236,171	6,806,448
Zhaojin Mining Industry Co. Ltd., Class H	12,084,000	12,884,797
Zhejiang Expressway Co. Ltd., Class H	14,664,000	15,299,518
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	2,738,000	10,289,562
Zhongsheng Group Holdings Ltd.(c)	5,693,000	13,228,403
Zhuguang Holdings Group Co. Ltd.(a)	5,996,000	954,801
Zhuzhou CRRC Times Electric Co. Ltd., Class H	5,434,900	30,498,528
Zijin Mining Group Co. Ltd., Class H	59,684,000	25,546,924
ZTE Corp., Class H(a)	7,511,440	22,439,205
ZTO Express Cayman Inc., ADR	2,834,102	56,341,948

		17,662,954,901

Colombia — 0.3%
Almacenes Exito SA	2,015,192	9,555,015
Bancolombia SA	1,934,886	22,608,859
Cementos Argos SA	4,802,553	12,680,162
Corp. Financiera Colombiana SA(a)	1,249,133	9,938,867
Ecopetrol SA	49,149,125	49,800,361
Grupo Argos SA/Colombia	2,879,142	16,755,724
Grupo de Inversiones Suramericana SA	2,612,040	29,689,984
Interconexion Electrica SA ESP	4,161,038	18,891,696

		169,920,668

Czech Republic — 0.2%
Central European Media Enterprises Ltd. Class A(a)	466,110	1,638,876
CEZ AS	1,640,111	39,805,865
Komercni Banka AS	787,852	33,129,659
Moneta Money Bank AS(b)	5,831,658	20,685,981

		95,260,381

Egypt — 0.2%
Alexandria Mineral Oils Co.	2,614,519	914,783
Commercial International Bank Egypt SAE	11,863,755	47,522,736

Security	Shares	Value

Egypt (continued)
Eastern Tobacco	8,547,771	$8,142,825
Egyptian Financial Group-Hermes Holding Co.(a)	8,189,859	7,984,178
EISewedy Electric Co.	4,950,968	4,863,365
Ezz Steel Co.(a)	3,621,229	3,970,537
Global Telecom Holding SAE(a)	32,473,057	8,804,054
Heliopolis Housing	2,650,149	3,128,144
Juhayna Food Industries	1,869,301	1,424,382
Medinet Nasr Housing(a)	8,256,253	3,407,118
Oriental Weavers	2,364,462	1,616,795
Palm Hills Developments SAE(a)	13,649,493	2,158,053
Pioneers Holding For Financial Investments SAE(a)	4,490,649	1,835,220
Sidi Kerir Petrochemicals Co.	820,598	904,906
Six of October Development & Investment(a)	3,641,920	3,350,899
Talaat Moustafa Group	3,490,863	2,243,557
Telecom Egypt Co.	5,763,845	4,898,610

		107,170,162

Greece — 0.3%
Alpha Bank AE(a)	13,967,348	19,721,737
Athens Water Supply & Sewage Co. SA	412,698	2,631,661
Eurobank Ergasias SA(a)(c)	19,018,824	14,488,363
FF Group(a)(d)	343,633	3,913
GEK Terna Holding Real Estate Construction SA(a)	237,437	1,400,515
Grivalia Properties REIC AE	346,544	3,871,123
Hellenic Exchanges-Athens Stock Exchange SA	851,775	4,054,252
Hellenic Telecommunications Organization SA	2,440,356	30,984,007
Holding Co. ADMIE IPTO SA	1,336,491	2,648,042
JUMBO SA	1,049,854	17,095,212
Motor Oil Hellas Corinth Refineries SA	586,725	14,297,427
Mytilineos Holdings SA	1,082,479	11,303,120
National Bank of Greece SA(a)	6,064,794	10,980,515
OPAP SA	2,341,885	24,000,352
Piraeus Bank SA(a)(c)	3,338,097	4,675,344
Piraeus Port Authority SA	69,974	1,324,272
Public Power Corp. SA(a)(c)	1,520,634	2,721,992
Sarantis SA	113,196	943,521
Terna Energy SA	388,052	2,916,375
Titan Cement Co. SA	450,059	9,870,412

		179,932,155

Hungary —0.3%
Magyar Telekom Telecommunications PLC	4,646,412	7,830,694
MOL Hungarian Oil & Gas PLC	3,640,269	42,518,642
Opus Global Nyrt(a)	814,165	1,276,740
OTP Bank Nyrt	2,249,501	95,203,999
Richter Gedeon Nyrt	1,403,490	27,194,977

		174,025,052

India — 9.1%
Aarti Industries Ltd.	162,904	3,183,815
Adani Enterprises Ltd.	1,476,219	2,674,270
Adani Ports &Special Economic Zone Ltd.	5,413,940	24,802,831
Adani Power Ltd.(a)	7,184,510	4,863,664
Adani Transmissions Ltd.(a)	609,685	1,747,376
Aditya Birla Fashion and Retail Ltd.(a)	1,653,559	5,237,825
Aegis Logistics Ltd.	318,019	889,320
AIA Engineering Ltd.	504,212	12,160,423
Ajanta Pharma Ltd.	299,844	4,126,708
Alembic Pharmaceuticals Ltd.	86,973	678,591
Allahabad Bank(a)	2,611,792	1,762,584
Amara Raja Batteries Ltd.	464,243	4,679,226
Ambuja Cements Ltd.	6,488,734	19,344,982

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Anup Engineering Ltd. (The)(a)	55,455	$1,347,796
Apollo Hospitals Enterprise Ltd.	928,545	14,894,318
Apollo Tyres Ltd.	3,192,470	9,760,146
Arvind Fashions Ltd.(a)	299,456	2,911,230
Arvind Ltd.	1,503,819	1,598,407
Ashok Leyland Ltd.	12,276,633	14,930,195
Asian Paints Ltd.	2,960,448	58,487,851
Astral Poly Technik Ltd.	235,546	3,578,580
Atul Ltd.	46,400	2,196,467
AU Small Finance Bank Ltd.(b)	1,197,052	9,754,645
Aurobindo Pharma Ltd.	2,677,021	26,799,850
Avanti Feeds Ltd.	440,721	2,073,598
Avenue Supermarts Ltd.(a)(b)	1,297,652	26,560,121
Axis Bank Ltd.(a)	17,971,720	179,284,497
Bajaj Auto Ltd.	849,684	34,650,968
Bajaj Consumer Care Ltd.(a)	110,032	541,294
Bajaj Electricals Ltd.	164,176	1,045,630
Bajaj Finance Ltd.	1,759,052	65,513,488
Bajaj Finserv Ltd.	391,328	35,555,616
Balkrishna Industries Ltd.	819,755	10,208,003
BASF India Ltd.	28,052	520,289
Bata India Ltd.	495,786	8,983,589
Bayer CropScience Ltd./India	149,850	9,156,016
Bharat Financial Inclusion Ltd.(a)	952,597	12,373,833
Bharat Forge Ltd.	2,235,686	16,121,802
Bharat Petroleum Corp. Ltd.	7,543,727	35,800,918
Bharti Airtel Ltd.	14,124,823	63,160,928
Bharti Infratel Ltd.	3,632,345	14,996,406
Birlasoft Ltd.(a)	2,005,865	3,065,500
Blue Dart Express Ltd.	101,478	4,462,528
Blue Star Ltd.	96,012	838,006
Bosch Ltd.	79,165	21,176,669
Britannia Industries Ltd.	591,012	25,400,813
Cadila Healthcare Ltd.	2,199,979	9,857,589
Can Fin Homes Ltd.	237,218	887,822
Canara Bank(a)	1,702,134	5,538,868
Care Ratings Ltd.	387,461	5,232,334
Ceat Ltd.	308,829	4,733,847
Century Plyboards India Ltd.	202,286	475,950
Century Textiles & Industries Ltd.	516,895	5,828,729
CESC Ltd.	855,820	8,097,208
CESC Ventures Ltd.(a)	161,239	1,129,730
CG Power and Industrial Solutions Ltd.(a)	4,859,959	2,200,182
Chambal Fertilizers and Chemicals Ltd.	667,992	1,485,288
Cipla Ltd./India	3,489,250	27,204,634
City Union Bank Ltd.	2,352,153	6,066,712
Coal India Ltd.	7,078,975	22,721,991
Container Corp. of India Ltd.	2,165,079	14,390,483
Coromandel International Ltd.	255,698	1,588,445
Cox & Kings Ltd.	475,558	970,489
CRISIL Ltd.	311,826	6,392,047
Crompton Greaves Consumer Electricals Ltd.	4,348,893	12,840,091
Dabur India Ltd.	5,464,823	33,656,571
DCB Bank Ltd.	2,716,912	6,942,567
DCM Shriram Ltd.	141,474	780,008
Dilip Buildcon Ltd.(b)	310,509	1,877,209
Dish TV India Ltd.	8,604,093	4,717,803
Dishman Carbogen Amcis Ltd.(a)	257,990	675,750
Divi’s Laboratories Ltd.	752,494	17,501,460
Dr Lal PathLabs Ltd.(b)	203,893	2,899,028

Security	Shares	Value

India (continued)
Dr. Reddy’s Laboratories Ltd.	1,152,205	$42,631,241
Edelweiss Financial Services Ltd.	4,770,878	9,172,669
Eicher Motors Ltd.	135,397	37,823,118
EIH Ltd.	771,286	2,012,086
Endurance Technologies Ltd.(b)	104,139	1,900,604
Engineers India Ltd.	1,045,500	1,575,756
Equitas Holdings Ltd./India(a)	1,395,151	2,232,202
Escorts Ltd.	710,108	6,565,326
Exide Industries Ltd.	2,722,860	8,412,485
Federal Bank Ltd.	15,381,641	18,133,257
Finolex Cables Ltd.	1,297,679	7,363,572
Fortis Healthcare Ltd.(a)	4,223,477	8,001,456
Future Consumer Ltd.(a)	3,961,855	2,584,560
GAIL India Ltd.	8,004,861	38,490,184
Gayatri Projects Ltd.(a)	359,943	759,599
GE T&D India Ltd.	1,106,636	4,498,037
Gillette India Ltd.	18,000	1,647,392
Glenmark Pharmaceuticals Ltd.	1,479,874	12,411,997
GMR Infrastructure Ltd.(a)	21,011,080	4,785,568
Godrej Consumer Products Ltd.	3,653,386	34,560,809
Godrej Industries Ltd.	1,225,376	8,494,355
Godrej Properties Ltd.(a)	440,228	4,391,062
Granules India Ltd.	834,018	1,145,619
Graphite India Ltd.	552,706	3,201,947
Grasim Industries Ltd.	3,482,667	38,047,927
Great Eastern Shipping Co. Ltd. (The)	149,391	564,683
GRUH Finance Ltd.	2,182,782	7,595,488
Gujarat Fluorochemicals Ltd.	97,265	1,243,808
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	620,476	2,265,952
Gujarat Pipavav Port Ltd.	2,673,019	3,044,088
Gujarat State Petronet Ltd.	795,887	1,759,593
Havells India Ltd.	2,634,375	26,495,143
HCL Technologies Ltd.	5,465,392	80,982,431
HEG Ltd.	79,074	2,269,509
Hero MotoCorp Ltd.	520,479	19,231,590
Hexaware Technologies Ltd.	1,144,021	5,705,126
Himachal Futuristic Communications Ltd.	4,454,153	1,324,481
Himadri Speciality Chemical Ltd.	546,375	900,303
Hindalco Industries Ltd.	12,104,409	33,313,131
Hindustan Petroleum Corp. Ltd.	6,085,675	19,110,181
Hindustan Unilever Ltd.	6,554,265	159,663,236
Housing Development Finance Corp. Ltd.	16,079,471	416,239,040
ICICI Bank Ltd.	23,951,424	117,911,335
ICICI Securities Ltd.(b)	439,159	1,240,120
IDFC First Bank Ltd.(a)	20,630,450	12,979,914
IDFC Ltd.	11,803,105	6,065,320
IFCI Ltd.(a)	15,142,527	2,671,851
IIFL Holdings Ltd.	1,177,809	5,445,563
India Cements Ltd. (The)	3,638,436	4,483,702
Indiabulls Housing Finance Ltd.	2,799,652	25,791,771
Indiabulls Ventures Ltd.	1,626,573	6,394,120
Indian Bank(a)	883,463	2,789,769
Indian Hotels Co. Ltd. (The)	5,750,965	11,214,690
Indian Oil Corp. Ltd.	14,497,060	29,472,591
Indraprastha Gas Ltd.	1,805,338	7,431,897
Info Edge India Ltd.	582,199	14,649,056
Infosys Ltd.	34,641,624	357,636,520
Inox Leisure Ltd.(a)	284,199	1,108,606
InterGlobe Aviation Ltd.(b)	954,435	15,100,943

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Ipca Laboratories Ltd.	316,804	$3,606,937
IRB Infrastructure Developers Ltd.	2,013,545	3,800,544
ITC Ltd.	34,269,491	133,004,242
Jain Irrigation Systems Ltd.	4,397,860	3,515,135
Jammu & Kashmir Bank Ltd. (The)(a)	4,020,470	2,176,244
Jindal Steel & Power Ltd.(a)	4,087,227	9,013,291
JM Financial Ltd.	824,535	899,582
JSW Energy Ltd.(a)	1,215,318	1,101,242
JSW Steel Ltd.	8,583,295	33,922,275
Jubilant Foodworks Ltd.	683,917	12,199,711
Jubilant Life Sciences Ltd.	829,548	9,137,989
Just Dial Ltd.(a)	451,446	3,283,994
Jyothy Laboratories Ltd.	514,111	1,296,368
Kajaria Ceramics Ltd.	822,160	6,264,489
Karnataka Bank Ltd. (The)	970,899	1,532,253
Karur Vysya Bank Ltd. (The)	5,600,700	5,445,084
Kaveri Seed Co. Ltd.	163,552	936,915
KEC International Ltd.	382,913	1,421,262
KEI Industries Ltd.	304,261	1,463,422
KPIT Engineering Ltd.(a)	2,363,284	2,661,119
KRBL Ltd.	334,980	1,657,798
Lakshmi Machine Works Ltd.	3,936	317,428
Larsen & Toubro Ltd.	4,834,054	87,874,591
Lemon Tree Hotels Ltd.(a)(b)	912,868	976,062
LIC Housing Finance Ltd.	3,122,255	20,873,197
Lupin Ltd.	2,249,970	24,160,062
Mahanagar Gas Ltd.	453,834	5,736,871
Mahindra & Mahindra Financial Services Ltd.	3,224,463	17,968,273
Mahindra & Mahindra Ltd.	7,586,636	68,894,511
Mahindra CIE Automotive Ltd.(a)	225,320	738,118
Manappuram Finance Ltd.	5,363,476	8,524,855
Marico Ltd.	4,815,196	22,997,446
Maruti Suzuki India Ltd.	1,066,146	102,373,699
Max Financial Services Ltd.(a)	1,594,272	8,845,953
Merck Ltd./India	29,024	1,284,950
Minda Industries Ltd.	396,548	1,793,564
Mindtree Ltd.	1,027,563	13,129,460
Motherson Sumi Systems Ltd.	10,887,347	24,889,301
Motilal Oswal Financial Services Ltd.	298,224	2,362,060
Mphasis Ltd.	890,083	13,029,710
Muthoot Finance Ltd.	754,578	5,601,549
Natco Pharma Ltd.	1,012,965	8,197,573
National Aluminium Co. Ltd.	6,208,585	4,412,491
NBCC India Ltd.	3,694,468	2,745,156
NCC Ltd./India	5,168,216	6,219,916
Nestle India Ltd.	242,325	36,249,309
NIIT Technologies Ltd.	388,540	7,214,563
NTPC Ltd.	19,979,770	39,677,932
Oberoi Realty Ltd.	375,692	2,616,461
Oil & Natural Gas Corp. Ltd.	14,094,278	29,456,276
Page Industries Ltd.	56,849	17,813,586
PC Jeweller Ltd.	1,307,487	1,298,732
Persistent Systems Ltd.	521,218	4,801,350
Petronet LNG Ltd.	6,116,844	19,229,558
Pfizer Ltd./India	88,330	4,020,450
Phillips Carbon Black Ltd.	359,649	786,031
Phoenix Mills Ltd. (The)	206,898	1,813,689
PI Industries Ltd.	754,096	9,778,426
Pidilite Industries Ltd.	1,273,017	20,626,540
Piramal Enterprises Ltd.	837,457	27,393,341

Security	Shares	Value

India (continued)
PNB Housing Finance Ltd.(b)	542,660	$6,836,061
Power Finance Corp. Ltd.	6,588,536	10,388,630
Power Grid Corp. of India Ltd.	16,537,035	42,513,093
Prestige Estates Projects Ltd.	750,522	2,172,650
PTC India Ltd.	4,490,120	4,835,672
PVR Ltd.	285,965	6,041,244
Quess Corp. Ltd.(a)(b)	330,494	3,326,953
Radico Khaitan Ltd.	440,044	2,242,716
Rain Industries Ltd.	1,129,113	1,442,223
Rajesh Exports Ltd.	963,660	7,859,534
Rallis India Ltd.	1,823,390	3,863,340
Ramco Cements Ltd. (The)	1,021,334	9,633,757
Raymond Ltd.	371,827	4,013,570
RBL Bank Ltd.(b)	2,776,197	22,554,619
REC Ltd.	7,249,366	13,897,134
Redington India Ltd.	3,927,431	4,674,182
Reliance Industries Ltd.	28,269,843	489,293,197
Reliance Infrastructure Ltd.	1,433,790	2,475,449
Reliance Power Ltd.(a)	4,723,580	713,920
Repco Home Finance Ltd.	246,214	1,159,479
Sadbhav Engineering Ltd.	361,930	969,370
Sanofi India Ltd.	16,682	1,400,231
Schaeffler India Ltd.	6,462	490,558
Shree Cement Ltd.	90,877	21,200,385
Shriram Transport Finance Co. Ltd.	1,506,505	24,193,674
Sobha Ltd.	730,030	4,495,571
Sonata Software Ltd.	268,620	1,276,890
Spencer’s Retail Ltd.(a)	483,770	969,223
SpiceJet Ltd.(a)	1,186,905	1,332,481
SRF Ltd.	185,826	5,996,359
State Bank of India(a)	18,004,242	68,104,832
Sterlite Technologies Ltd.	1,190,520	4,043,931
Strides Pharma Science Ltd.	354,246	2,096,303
Sun Pharma Advanced Research Co. Ltd.(a)	1,210,222	3,033,797
Sun Pharmaceutical Industries Ltd.	8,485,244	53,105,659
Sundaram Finance Ltd.	442,997	10,195,759
Sundram Fasteners Ltd.	137,061	1,000,022
Sunteck Realty Ltd.	333,413	1,623,792
Supreme Industries Ltd.	261,897	4,205,191
Suzlon Energy Ltd.(a)	26,331,657	2,128,708
Symphony Ltd.	62,920	1,144,306
Syngene International Ltd.(b)	242,794	2,014,685
Tata Chemicals Ltd.	340,046	2,659,842
Tata Communications Ltd.	1,013,105	8,405,241
Tata Consultancy Services Ltd.	8,981,251	250,454,119
Tata Elxsi Ltd.	332,519	4,136,721
Tata Global Beverages Ltd.	3,253,026	8,859,052
Tata Motors Ltd.(a)	16,134,476	40,253,251
Tata Power Co. Ltd. (The)	11,759,576	10,821,100
Tata Steel Ltd.	3,599,165	25,324,014
TeamLease Service Ltd.(a)	52,297	2,096,990
Tech Mahindra Ltd.	4,785,506	55,854,031
Thermax Ltd.	453,779	6,309,411
Thomas Cook India Ltd.	524,945	1,562,076
TI Financial Holdings Ltd.	1,006,146	6,197,326
Time Technoplast Ltd.	495,906	615,993
Titan Co. Ltd.	3,131,706	45,139,804
Torrent Power Ltd.	1,471,672	5,026,874
TTK Prestige Ltd	66,226	7,052,840
Tube Investments of India Ltd.	943,290	4,747,865

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
TV18 Broadcast Ltd.(a)	7,600,778	$3,590,603
UltraTech Cement Ltd.	988,439	53,176,736
United Spirits Ltd.(a)	2,923,450	22,452,112
UPL Ltd.	3,628,988	44,776,716
Varun Beverages Ltd.	271,539	3,088,905
Vedanta Ltd.	13,275,071	31,616,977
Venky’s India Ltd.	29,547	855,571
V-Guard Industries Ltd.	690,487	1,991,577
Vijaya Bank	4,341,630	2,466,064
Vinati Organics Ltd.	53,567	1,087,777
VIP Industries Ltd.	283,887	1,628,255
V-Mart Retail Ltd.	40,044	1,452,593
Vodafone Idea Ltd.(a)	20,875,534	8,775,641
Voltas Ltd.	1,292,524	10,295,488
WABCO India Ltd.	12,167	1,164,222
Welspun India Ltd.	3,884,483	2,815,347
Westlife Development Ltd.(a)	158,114	784,943
Whirlpool of India Ltd.	178,380	3,444,774
Wipro Ltd.	11,303,421	58,625,782
Wockhardt Ltd.(a)	599,663	3,338,663
Yes Bank Ltd.	17,128,240	55,664,297
Zee Entertainment Enterprises Ltd.	5,034,788	33,036,123
Zensar Technologies Ltd.	403,542	1,144,365
Zydus Wellness Ltd.	853	14,938

		5,318,359,931

Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	82,973,400	10,351,400
Adaro Energy Tbk PT	141,448,600	13,172,040
Adhi Karya Persero Tbk PT	24,979,100	2,663,490
AKR Corporindo Tbk PT	19,620,900	7,740,963
Alam Sutera Realty Tbk PT(a)	148,475,300	3,419,655
Aneka Tambang Tbk	95,113,443	6,862,637
Astra International Tbk PT	198,984,100	101,136,401
Bank Central Asia Tbk PT	97,290,400	190,707,857
Bank Danamon Indonesia Tbk PT	29,410,000	17,822,659
Bank Mandiri Persero Tbk PT	183,059,800	92,717,333
Bank Negara Indonesia Persero Tbk PT	73,418,900	45,927,586
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	29,059,900	4,234,782
Bank Rakyat Indonesia Persero Tbk PT	543,256,300	148,678,639
Bank Tabungan Negara Persero Tbk PT	44,817,176	7,741,655
Bukit Asam Tbk PT	24,092,800	6,816,374
Bumi Resources Tbk PT(a)	538,777,900	5,744,922
Bumi Serpong Damai Tbk PT(a)	84,629,300	8,151,605
Charoen Pokphand Indonesia Tbk PT	73,461,000	38,120,867
Ciputra Development Tbk PT	107,672,527	6,697,243
Delta Dunia Makmur Tbk PT(a)	54,172,400	2,195,008
Eagle High Plantations Tbk PT(a)	137,107,700	1,617,905
Gudang Garam Tbk PT	4,633,600	28,129,336
Hanjaya Mandala Sampoerna Tbk PT	91,319,500	24,667,787
Hanson International Tbk PT(a)	818,727,400	5,819,992
Indah Kiat Pulp & Paper Corp. Tbk PT	27,278,100	21,378,429
Indika Energy Tbk PT	19,887,500	2,763,822
Indocement Tunggal Prakarsa Tbk PT	18,210,800	24,887,338
Indofood CBP Sukses Makmur Tbk PT	23,924,900	17,389,878
Indofood Sukses Makmur Tbk PT	43,032,400	21,642,384
Inti Agri Resources Tbk PT(a)	339,383,800	4,825,076
Japfa Comfeed Indonesia Tbk PT	34,657,500	5,518,593
Jasa Marga Persero Tbk PT	24,664,880	9,161,116
Kalbe Farma Tbk PT	205,847,000	21,876,045

Security	Shares	Value

Indonesia (continued)
Krakatau Steel Persero Tbk PT(a)	65,669,914	$2,231,400
Kresna Graha Investama Tbk PT(a)	102,479,300	4,480,168
Link Net Tbk PT	15,591,800	4,765,931
Matahari Department Store Tbk PT	24,994,900	10,216,504
Medco Energi Internasional Tbk PT(a)	74,415,100	4,893,120
Media Nusantara Citra Tbk PT	69,346,200	4,609,113
Mitra Adiperkasa Tbk PT	111,346,100	8,390,038
Pabrik Kertas Tjiwi Kimia Tbk PT	13,244,900	10,521,540
Pakuwon Jati Tbk PT	192,663,000	8,491,278
Panin Financial Tbk PT(a)	210,184,100	6,663,736
Perusahaan Gas Negara Persero Tbk PT	108,143,300	19,526,141
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	34,652,200	3,005,202
Pool Advista Indonesia Tbk PT(a)	12,496,200	4,343,801
PP Persero Tbk PT	33,255,550	4,727,997
PP Properti Tbk PT	189,452,100	2,114,376
Ramayana Lestari Sentosa Tbk PT	38,233,000	4,756,193
Salim Ivomas Pratama Tbk PT	58,165,800	1,968,148
Sawit Sumbermas Sarana Tbk PT	19,703,300	1,526,682
Semen Indonesia Persero Tbk PT	29,673,000	26,683,025
Sentul City Tbk PT(a)	142,223,400	1,273,869
Sugih Energy Tbk PT(a)(d)	82,105,800	291,828
Summarecon Agung Tbk PT	107,472,200	7,181,366
Surya Citra Media Tbk PT	65,488,500	8,146,783
Telekomunikasi Indonesia Persero Tbk PT	490,037,000	134,461,903
Timah Tbk PT	50,885,352	4,955,602
Tower Bersama Infrastructure Tbk PT	23,927,200	6,769,522
Trada Alam Minera Tbk PT(a)	231,502,500	2,995,092
Unilever Indonesia Tbk PT	14,892,500	51,529,585
United Tractors Tbk PT	16,484,100	31,052,330
Waskita Beton Precast Tbk PT	60,640,600	1,663,925
Waskita Karya Persero Tbk PT	50,245,500	6,697,019
Wijaya Karya Persero Tbk PT	33,980,823	4,311,766

		1,305,825,800

Malaysia — 2.4%
Aeon Co. M Bhd	2,473,900	1,003,796
AEON Credit Service M Bhd	2,634,500	10,715,512
AirAsia Group Bhd	15,042,000	10,246,241
Alliance Bank Malaysia Bhd	11,510,400	11,208,947
AMMB Holdings Bhd(c)	17,043,300	18,734,428
Axiata Group Bhd(c)	27,220,700	27,846,579
Berjaya Corp. Bhd(a)(c)	49,997,706	3,319,656
Berjaya Sports Toto Bhd	8,264,773	4,796,475
Bermaz Auto Bhd	2,912,000	1,568,248
British American Tobacco Malaysia Bhd	1,135,800	9,412,630
Bursa Malaysia Bhd(c)	7,426,500	12,966,470
Cahya Mata Sarawak Bhd(c)	6,441,900	5,021,720
Carlsberg Brewery Malaysia Bhd(c)	1,835,900	11,060,998
CIMB Group Holdings Bhd	45,875,800	65,996,171
Dialog Group Bhd(c)	36,791,396	29,223,216
DiGi.Com Bhd(c)	31,432,900	35,170,219
DRB-Hicom Bhd(c)	8,147,000	3,706,369
Eastern & Oriental Bhd(a)	12,657,519	2,676,864
FGV Holdings Bhd(a)	18,260,200	5,029,245
Fraser & Neave Holdings Bhd	738,900	6,414,157
Gamuda Bhd	19,997,800	14,458,019
Genting Bhd	21,157,800	38,345,748
Genting Malaysia Bhd(c)	29,657,800	25,526,202
Genting Plantations Bhd(c)	3,383,100	8,735,411
Globetronics Technology BHD	3,429,000	1,619,004

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
HAP Seng Consolidated Bhd(c)	7,409,500	$17,947,516
Hartalega Holdings Bhd	13,378,400	16,449,527
Hibiscus Petroleum Bhd(a)	8,471,900	2,125,006
Hong Leong Bank Bhd	6,779,500	35,477,133
Hong Leong Financial Group Bhd	2,580,300	12,500,162
IHH Healthcare Bhd	23,427,400	33,010,944
IJM Corp. Bhd(c)	30,084,200	13,316,503
Inari Amertron Bhd(c)	25,554,200	9,866,001
IOI Corp. Bhd(c)	20,049,200	22,137,196
IOI Properties Group Bhd	20,153,541	7,979,147
Kossan Rubber Industries(c)	7,348,100	7,011,098
KPJ Healthcare Bhd(c)	31,746,700	7,884,954
Kuala Lumpur Kepong Bhd(c)	4,683,000	28,490,697
Lafarge Malaysia Bhd(a)(c)	5,683,900	2,613,769
Magnum Bhd(c)	10,147,800	6,014,066
Mah Sing Group Bhd(c)	18,228,323	4,482,558
Malayan Banking Bhd	36,504,600	85,549,942
Malaysia Airports Holdings Bhd(c)	7,264,300	14,594,696
Malaysia Building Society Bhd(c)	18,765,400	4,799,217
Malaysian Pacific Industries Bhd	397,800	963,563
Malaysian Resources Corp. Bhd(c)	20,335,300	3,900,537
Maxis Bhd(c)	20,157,900	26,619,433
MISC Bhd	11,246,300	19,082,619
My EG Services Bhd	20,579,300	5,111,298
Nestle Malaysia Bhd	528,600	19,238,362
OSK Holdings Bhd(c)	14,340,300	3,403,022
Padini Holdings Bhd	2,708,100	2,563,921
Pavilion REIT	16,269,800	6,961,626
Petronas Chemicals Group Bhd	23,829,800	54,029,449
Petronas Dagangan Bhd(c)	2,163,200	14,203,231
Petronas Gas Bhd	6,850,700	30,458,787
Pos Malaysia Bhd(c)	4,841,900	2,286,106
PPB Group Bhd	6,006,520	27,119,072
Press Metal Aluminium Holdings Bhd(c)	14,388,200	14,966,700
Public Bank Bhd(c)	28,801,860	177,067,872
QL Resources Bhd(c)	7,037,995	11,942,006
RHB Bank Bhd	9,418,066	13,108,632
RHB Capital Bhd(a)(d)	1,769,000	4
Sapura Energy Bhd(a)(c)	57,897,600	4,413,687
Scientex BHD	1,131,300	2,459,287
Serba Dinamik Holdings Bhd	5,191,300	5,042,576
Sime Darby Bhd(c)	23,853,700	12,729,012
Sime Darby Plantation Bhd	23,651,500	29,662,523
Sime Darby Property Bhd	30,252,000	7,811,287
SKP Resources Bhd	3,499,500	1,153,161
SP Setia Bhd Group	13,073,100	7,361,957
Sunway Bhd(c)	23,077,954	9,193,726
Sunway Construction Group Bhd(c)	7,761,370	3,320,985
Sunway REIT(c)	22,650,200	9,803,111
Supermax Corp. Bhd	8,727,400	3,283,640
Telekom Malaysia Bhd(c)	11,633,700	8,725,633
Tenaga Nasional Bhd(c)	31,151,900	102,805,483
TIME dotCom Bhd(c)	4,878,100	9,296,760
Top Glove Corp. Bhd	14,206,600	15,860,805
UEM Sunrise Bhd(c)	18,591,600	3,748,952
UMW Holdings Bhd	1,934,100	2,758,584
UOA Development Bhd(c)	11,023,700	6,180,754
ViTrox Corp. Bhd	795,200	1,368,843
VS Industry Bhd(c)	14,699,675	3,596,748
WCT Holdings Bhd(c)	13,734,679	2,854,003

Security	Shares	Value

Malaysia (continued)
Westports Holdings Bhd	11,723,400	$10,637,980
Yinson Holdings BHD	1,630,400	1,744,065
YTL Corp. Bhd	35,772,966	9,324,811

		1,405,217,070

Mexico — 2.7%
Alfa SAB de CV, Class A .	29,885,547	34,042,713
Alsea SAB de CV(c)	5,098,495	12,914,549
America Movil SAB de CV, Series L, NVS	332,677,072	239,629,766
Arca Continental SAB de CV	4,462,438	25,168,090
Axtel SAB de CV, CPO(a)(c)	17,693,500	2,552,625
Banco del Bajio SA(b)	7,193,997	13,895,528
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	17,856,111	24,528,401
Bolsa Mexicana de Valores SAB de CV	4,842,678	10,102,761
Cemex SAB de CV, CPO(a)	148,975,683	73,136,631
Coca-Cola Femsa SAB de CV, Series L, NVS(c)	5,073,700	30,700,946
Concentradora Fibra Hotelera Mexicana SA de CV(b)	8,312,663	4,451,930
Concentradora Hipotecaria SAPI de CV(c)	1,464,200	1,071,391
Consorcio ARA SAB de CV(c)	14,319,200	3,886,412
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	7,183,459	6,147,276
Corp. Inmobiliaria Vesta SAB de CV.	6,141,300	8,879,118
Credito Real SAB de CV SOFOM ER	977,800	978,838
El Puerto de Liverpool SAB de CV, Series C1, NVS(c)	1,829,005	11,476,396
Fibra Uno Administracion SA de CV	33,771,400	46,758,796
Fomento Economico Mexicano SAB de CV	19,278,545	174,971,638
Genomma Lab Internacional SAB de CV, Class B(a)(c)	9,105,268	6,015,193
Gentera SAB de CV	8,703,492	7,149,948
Gruma SAB de CV, Series B	2,127,765	23,060,344
Grupo Aeromexico SAB de CV(a)(c)	4,779,300	5,163,848
Grupo Aeroportuario del Centro Norte SAB de CV	3,275,900	18,674,936
Grupo Aeroportuario del Pacifico SAB de CV, Series B	3,561,900	33,198,349
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,100,625	35,643,871
Grupo Bimbo SAB de CV, Series A(c)	16,489,202	32,713,903
Grupo Carso SAB de CV, Series A1(c)	4,656,048	17,244,935
Grupo Cementos de Chihuahua SAB de CV(c)	916,200	4,991,909
Grupo Comercial Chedraui SA de CV	4,169,300	8,163,537
Grupo Financiero Banorte SAB de CV, Class O .	25,555,778	139,054,795
Grupo Financiero Inbursa SAB de CV, Class O(c)	23,594,342	35,214,796
Grupo Herdez SAB de CV(c)	3,148,000	6,977,386
Grupo Mexico SAB de CV, Series B .	35,000,320	87,711,724
Grupo Televisa SAB, CPO(c)	24,695,056	57,862,367
Hoteles City Express SAB de CV(a)	1,129,300	1,288,147
Industrias Bachoco SAB de CV, Series B(c)	2,140,084	8,311,761
Industrias CH SAB de CV, Series B(a)(c)	1,822,400	8,004,750
Industrias Penoles SAB de CV	1,440,790	19,096,334
Infraestructura Energetica Nova SAB de CV	5,389,071	20,731,768
Kimberly-Clark de Mexico SAB de CV, Class A	15,181,075	24,540,816
La Comer SAB de CV(a)(c)	5,564,602	5,847,733
Macquarie Mexico Real Estate Management SA de CV(b)	9,497,700	10,976,581
Megacable Holdings SAB de CV, CPO	2,436,577	11,133,659
Mexichem SAB de CV	10,537,583	25,543,435
PLA Administradora Industrial S.de RL de CV(c)	8,160,549	12,103,474
Prologis Property Mexico SA de CV	1,163,500	2,136,857

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV(c)	2,297,580	$22,637,713
Qualitas Controladora SAB de CV	2,576,678	6,604,312
Regional SAB de CV(c)	2,511,747	13,066,082
Telesites SAB de CV(a)(c)	16,790,495	10,421,329
Unifin Financiera SAB de CV SOFOM ENR	480,700	1,118,583
Wal-Mart de Mexico SAB de CV	51,282,796	132,667,726

		1,580,366,706

Pakistan — 0.1%
Engro Corp. Ltd./Pakistan	3,525,900	8,301,521
Engro Fertilizers Ltd.	6,671,847	3,540,174
Fauji Fertilizer Co. Ltd.	6,554,320	5,070,252
Habib Bank Ltd.	5,864,700	5,565,325
Hub Power Co. Ltd. (The)	8,034,495	5,038,818
Lucky Cement Ltd.	1,597,600	5,383,854
MCB Bank Ltd.	4,101,300	6,074,366
National Bank of Pakistan(a)	5,799,500	1,793,029
Nishat Mills Ltd.	4,195,800	4,236,395
Oil & Gas Development Co. Ltd.	7,572,600	8,155,444
Pakistan Oilfields Ltd.	1,498,020	5,091,213
Pakistan State Oil Co. Ltd.	2,915,438	4,717,957
Searle Co. Ltd. (The)	1,359,375	2,473,670
United Bank Ltd./Pakistan	4,845,200	4,754,243

		70,196,261

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	1,861,436	30,974,295
Credicorp Ltd.	675,381	164,178,367
Southern Copper Corp.	875,402	31,173,065

		226,325,727

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	20,164,950	23,783,100
Aboitiz Power Corp.	14,108,600	9,506,665
Alliance Global Group Inc.	37,012,700	9,804,215
Ayala Corp.	2,546,085	45,536,130
Ayala Land Inc.	73,502,900	62,531,470
Bank of the Philippine Islands	9,688,323	15,735,095
BDO Unibank Inc.	20,061,676	49,494,777
Bloomberry Resorts Corp.	38,126,500	8,403,753
Cebu Air Inc.	3,280,380	5,330,935
Cosco Capital Inc.	32,631,500	4,952,770
D&L Industries Inc.	34,079,600	7,696,244
DMCI Holdings Inc	43,488,000	9,585,522
DoubleDragon Properties Corp.(a)	2,718,200	1,135,211
Filinvest Land Inc.	136,055,000	3,893,299
First Gen Corp.	14,938,900	6,137,889
Globe Telecom Inc.	352,210	12,938,882
GT Capital Holdings Inc.	912,219	16,843,951
Integrated Micro-Electronics Inc.	2,615,000	661,334
International Container Terminal Services Inc.	6,011,340	13,482,510
JG Summit Holdings Inc.	29,295,643	37,497,517
Jollibee Foods Corp.	4,484,700	26,689,688
MacroAsia Corp.	3,301,000	1,227,982
Manila Electric Co.	1,667,770	11,853,679
Manila Water Co. Inc.	14,980,000	7,820,186
Megawide Construction Corp.	5,207,000	2,013,534
Megaworld Corp.	122,152,600	12,210,536
Metro Pacific Investments Corp.	152,536,000	13,861,547
Metropolitan Bank & Trust Co.	13,589,192	19,968,650
Petron Corp.	7,871,600	1,015,150

Security	Shares	Value

Philippines (continued)
Pilipinas Shell Petroleum Corp.	1,091,700	$1,033,231
PLDT Inc.	891,955	17,763,218
Robinsons Land Corp.	24,542,713	11,104,012
Security Bank Corp.	2,450,230	7,854,759
SM Investments Corp.	2,465,862	44,816,517
SM Prime Holdings Inc.	95,310,396	70,671,958
Universal Robina Corp.	9,233,830	24,298,613
Vista Land & Lifescapes Inc.	56,127,100	8,030,560
Wilcon Depot Inc.	10,211,500	2,914,187

		630,099,276

Poland — 1.2%
Alior Bank SA(a)	967,454	15,029,655
Asseco Poland SA	712,202	10,008,714
Bank Handlowy w Warszawie SA	355,839	6,206,111
Bank Millennium SA(a)	6,509,738	14,902,536
Bank Polska Kasa Opieki SA	1,609,517	48,262,082
Budimex SA.	143,038	4,360,984
CCC SA	296,042	14,377,056
CD Projekt SA(a)	677,200	34,070,589
Ciech SA	316,223	4,979,560
Cyfrowy Polsat SA(a)	2,638,984	17,823,706
Dino Polska SA(a)(b)	496,248	14,052,808
Enea SA(a)	2,464,379	6,574,286
Energa SA(a)	1,377,998	3,574,006
Eurocash SA(c)	939,651	5,065,685
Famur SA	507,434	655,360
Grupa Azoty SA(c)	495,305	5,833,286
Grupa Lotos SA	909,270	22,904,412
Jastrzebska Spolka Weglowa SA(a)	539,525	8,224,597
KGHM Polska Miedz SA(a)	1,421,508	38,110,033
KRUK SA(c)	191,492	8,362,096
LPP SA	13,402	28,925,052
Lubelski Wegiel Bogdanka SA(a)(c)	195,958	2,670,858
mBank SA	153,678	17,383,083
Orange Polska SA(a)	6,566,252	9,418,840
PGE Polska Grupa Energetyczna SA(a)	8,389,370	25,755,377
PLAY Communications SA(b)	1,170,118	6,627,107
Polski Koncern Naftowy ORLEN SA	2,926,132	78,913,021
Polskie Gornictwo Naftowe i Gazownictwo SA	17,267,101	31,623,221
Powszechna Kasa Oszczednosci Bank Polski SA	8,669,988	87,284,992
Powszechny Zaklad Ubezpieczen SA	5,981,343	64,586,157
Santander Bank Polska SA	351,052	34,970,484
Tauron Polska Energia SA(a)	12,050,806	7,431,091
Warsaw Stock Exchange(c)	436,227	4,641,081

		683,607,926

Qatar — 1.0%
Al Meera Consumer Goods Co. QSC	132,941	5,618,762
Barwa Real Estate Co. .	1,366,092	14,798,863
Commercial Bank PQSC (The) .	2,191,582	24,041,154
Doha Bank QPSC	1,241,615	6,962,962
Ezdan Holding Group QSC(a)	8,043,716	28,605,747
Gulf International Services QSC(a)	891,809	3,432,568
Industries Qatar QSC	1,749,189	63,641,673
Masraf Al Rayan QSC .	4,128,268	41,672,299
Medicare Group	48,461	882,254
Ooredoo QPSC	894,204	16,387,013
Qatar Electricity & Water Co. QSC	476,544	23,009,169
Qatar Gas Transport Co. Ltd. .	2,752,058	15,057,081
Qatar Industrial Manufacturing Co. QSC	345,263	3,872,462

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar Insurance Co. SAQ	1,742,959	$15,972,952
Qatar Islamic Bank SAQ	1,149,836	45,672,599
Qatar National Bank QPSC	4,489,702	231,148,110
Qatar National Cement Co. QSC	268,434	4,552,840
Qatar Navigation QSC	148,212	2,736,783
United Development Co. QSC	2,266,945	8,582,826
Vodafone Qatar QSC(a)	3,325,422	7,468,668

		564,116,785

Russia — 3.3%
Aeroflot PJSC	6,894,927	10,159,871
Alrosa PJSC	27,962,730	40,355,189
Credit Bank of Moscow PJSC(a)	16,617,900	1,390,788
Detsky Mir PJSC(b)	1,003,490	1,354,103
Gazprom PJSC	86,033,590	207,576,007
Gazprom PJSC, ADR	9,387,090	44,532,355
Inter RAO UES PJSC	362,938,505	21,562,748
LSR Group PJSC, GDR(e)	3,150,884	6,144,224
LUKOIL PJSC	4,129,655	344,742,412
LUKOIL PJSC, ADR	745,266	62,006,131
M.Video PJSC(a)	749,267	4,684,607
Magnit PJSC, GDR(e)	3,376,266	48,483,180
Magnitogorsk Iron & Steel Works PJSC	26,881,757	18,153,358
Mechel PJSC, ADR(a)	1,162,867	2,697,851
MMC Norilsk Nickel PJSC	667,388	142,944,617
Mobile TeleSystems PJSC, ADR	5,107,398	39,480,187
Moscow Exchange MICEX-RTS PJSC(a)	13,482,645	18,663,989
Novatek PJSC, GDR(e)	907,692	157,303,024
Novolipetsk Steel PJSC	13,165,048	31,653,853
PhosAgro PJSC, GDR(e)	1,425,976	19,478,832
Polymetal International PLC	1,000,000	11,526,649
Polyus PJSC	180,001	14,941,753
Raspadskaya OJSC(a)	1,033,000	2,445,167
Ros Agro PLC, GDR(e)	269,830	3,394,564
Rosneft Oil Co. PJSC	1,378,100	8,340,175
Rosneft Oil Co. PJSC, GDR(e)	10,260,525	61,460,545
Safmar Financial Investment	273,080	2,149,954
Sberbank of Russia PJSC	14,908,356	47,012,635
Sberbank of Russia PJSC, ADR	22,080,397	281,745,866
Severstal PJSC	2,260,110	35,285,789
Sistema PJSFC, GDR(e)	493,840	1,473,619
Surgutneftegas PJSC	65,895,150	25,689,571
Surgutneftegas PJSC, ADR	1,602,484	6,175,973
Tatneft PJSC	15,388,518	181,239,886
Unipro PJSC	37,730,000	1,551,656
VTB Bank PJSC	2,703,690,000	1,472,959
VTB Bank PJSC, GDR(e)	12,368,775	14,558,048
X5 Retail Group NV, GDR(e)	1,053,466	26,801,764

		1,950,633,899

South Africa — 6.0%
Absa Group Ltd.	6,925,914	88,963,020
Adcock Ingram Holdings Ltd.(c)	1,093,372	5,054,707
Advtech Ltd.(c)	6,595,776	6,239,248
AECI Ltd.	1,471,744	10,247,776
African Rainbow Minerals Ltd.	1,146,378	13,679,078
Alexander Forbes Group Holdings Ltd.	4,646,880	1,523,621
Anglo American Platinum Ltd.	544,430	29,684,600
AngloGold Ashanti Ltd.	4,165,931	59,854,888
Arrowhead Properties Ltd., Class A	6,029,324	1,775,349
Aspen Pharmacare Holdings Ltd.	3,854,957	38,231,522

Security	Shares	Value

South Africa (continued)
Astral Foods Ltd.	476,932	$5,529,155
Attacq Ltd.	6,201,647	6,938,258
AVI Ltd.(c)	3,436,215	21,883,264
Barloworld Ltd.	2,092,796	18,771,160
Bid Corp. Ltd.	3,373,130	70,694,183
Bidvest Group Ltd. (The)	3,245,745	48,032,871
Blue Label Telecoms Ltd.(a)	6,429,930	2,085,383
Brait SE(a)(c)	3,397,030	6,523,457
Capitec Bank Holdings Ltd.	404,331	37,563,385
Cashbuild Ltd.(c)	262,769	4,821,792
City Lodge Hotels Ltd.	620,340	5,549,969
Clicks Group Ltd.(c)	2,527,313	32,473,995
Coronation Fund Managers Ltd.	2,090,703	6,336,049
Curro Holdings Ltd.(a)	389,612	693,875
DataTec Ltd.(a)	1,335,494	2,992,038
Dis-Chem Pharmacies Ltd.(b)	2,772,350	5,087,243
Discovery Ltd.	3,521,554	38,591,824
Emira Property Fund Ltd.	7,432,516	7,945,286
EOH Holdings Ltd.(a)(c)	581,239	669,706
Equites Property Fund Ltd.	1,466,334	2,094,167
Exxaro Resources Ltd.	2,490,776	26,875,934
Famous Brands Ltd.(a)	964,782	6,175,703
FirstRand Ltd.	32,907,527	150,494,594
Fortress REIT Ltd., Series A	13,102,580	17,631,637
Fortress REIT Ltd., Series B	5,614,232	5,550,343
Foschini Group Ltd. (The)	2,222,474	27,156,546
Gold Fields Ltd.	8,334,828	34,092,173
Grindrod Ltd.(a)	5,619,356	3,317,259
Growthpoint Properties Ltd.	29,670,327	51,532,673
Harmony Gold Mining Co. Ltd.(a)	4,814,959	10,136,756
Hosken Consolidated Investments Ltd.	839,626	6,957,072
Hudaco Industries Ltd.	656,336	5,881,816
Hyprop Investments Ltd.	2,656,673	14,641,934
Impala Platinum Holdings Ltd.(a)(c)	6,969,721	29,841,906
Imperial Logistics Ltd.	1,600,050	7,332,235
Investec Ltd.	2,675,552	17,423,438
JSE Ltd.(c)	873,135	10,031,116
KAP Industrial Holdings Ltd.	14,555,453	8,126,622
Kumba Iron Ore Ltd.	651,724	17,304,987
Liberty Holdings Ltd.	1,291,184	9,458,887
Life Healthcare Group Holdings Ltd.	13,307,759	25,612,230
Massmart Holdings Ltd.	1,132,518	7,016,618
MMI Holdings Ltd./South Africa(a)	9,012,584	9,999,738
Mondi Ltd.	1,192,243	28,085,548
Motus Holdings Ltd.(a)	1,579,903	10,169,361
Mr. Price Group Ltd.	2,495,198	38,313,535
MTN Group Ltd.(c)	16,715,528	99,294,516
Multichoice Group Ltd.	4,360,795	32,581,900
Murray & Roberts Holdings Ltd.	4,500,626	4,529,435
Nampak Ltd.(a)(c)	6,825,861	5,558,756
Naspers Ltd., Class N	4,343,136	940,721,404
Nedbank Group Ltd.	3,797,580	76,815,914
NEPI Rockcastle PLC	3,749,116	31,560,837
Netcare Ltd.	10,865,615	19,660,117
Northam Platinum Ltd.(a)	3,735,403	14,689,220
Old Mutual Ltd.	49,074,587	81,151,077
Omnia Holdings Ltd.	780,608	3,311,754
Pick n Pay Stores Ltd.	3,733,514	18,409,995
Pioneer Foods Group Ltd.	1,364,530	7,812,565
PPC Ltd.(a)(c)	17,026,697	6,297,214

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
PSG Group Ltd.(c)	1,472,356	$27,204,029
Rand Merchant Investment Holdings Ltd.	7,377,485	17,457,249
Redefine Properties Ltd.	54,221,401	37,445,932
Reinet Investments SCA	1,467,334	23,175,737
Remgro Ltd.	5,157,929	73,810,478
Resilient REIT Ltd.	2,797,546	12,242,746
Reunert Ltd.	1,795,042	8,936,909
RMB Holdings Ltd.	7,046,439	40,153,677
Royal Bafokeng Platinum Ltd.(a)	801,109	1,851,781
SA Corporate Real Estate Ltd.	27,979,350	7,283,387
Sanlam Ltd.	17,075,354	95,566,117
Sappi Ltd.	5,473,830	28,128,323
Sasol Ltd.	5,527,439	168,999,678
Shoprite Holdings Ltd.	4,302,553	52,542,557
Sibanye Gold Ltd.(a)	17,957,584	19,643,502
SPAR Group Ltd. (The)	1,917,624	27,236,807
Standard Bank Group Ltd.	12,596,518	173,591,844
Steinhoff International Holdings NV, Class H(a)	17,834,413	2,613,008
Sun International Ltd./South Africa(a)	341,126	1,528,516
Super Group Ltd./South Africa(a)(c)	3,865,761	9,276,727
Telkom SA SOC Ltd.	2,745,768	13,674,159
Tiger Brands Ltd.(c)	1,577,741	29,881,696
Tongaat Hulett Ltd.	1,265,701	2,526,901
Trencor Ltd.	2,212,093	4,413,173
Truworths International Ltd.(c)	4,373,355	22,728,382
Tsogo Sun Holdings Ltd.	5,076,128	7,451,727
Vodacom Group Ltd.	5,732,525	47,344,296
Vukile Property Fund Ltd.	7,568,514	10,830,619
Wilson Bayly Holmes-Ovcon Ltd.	622,383	5,267,680
Woolworths Holdings Ltd./South Africa	9,983,581	32,521,196
Zeder Investments Ltd.	16,677,671	5,017,535

		3,512,432,602

South Korea — 13.4%
Advanced Process Systems Corp.(c)	130,990	3,284,359
Aekyung Industrial Co. Ltd.	58,206	2,411,665
Ahnlab Inc.	69,125	3,116,064
AK Holdings Inc.	63,023	3,081,946
Amicogen Inc.(a)	119,556	3,848,073
Amorepacific Corp.	316,018	56,195,963
AMOREPACIFIC Group	287,718	18,751,427
Ananti Inc.(a)(c)	493,136	9,251,507
Anterogen Co. Ltd.(a)	32,887	2,476,686
Aprogen pharmaceuticals Inc.(a)(c)	1,474,677	3,212,375
Asia Cement Co. Ltd.	11,683	1,288,070
Asiana Airlines Inc.(a)	1,155,036	4,333,824
ATGen Co. Ltd.(a)(c)	357,258	4,383,534
BGF retail Co. Ltd.(c)	77,605	14,697,133
BH Co. Ltd.(a)(c)	265,450	4,590,560
Binex Co. Ltd.(a)	222,018	2,131,941
Binggrae Co. Ltd.(a)(c)	79,887	4,972,073
BNK Financial Group Inc.	2,495,801	15,733,288
Boditech Med Inc.	320,698	3,492,976
Bukwang Pharmaceutical Co. Ltd.	381,031	7,707,349
Cafe24 Corp.(a)	60,554	6,358,520
Caregen Co. Ltd.(c)	51,993	3,448,633
Celltrion Healthcare Co. Ltd.(a)(c)	498,110	30,913,202
Celltrion Inc.(a)(c)	822,307	149,517,010
Celltrion Pharm Inc.(a)(c)	144,419	7,781,445
Cheil Worldwide Inc.	715,560	15,937,386
Chong Kun Dang Pharmaceutical Corp.	74,750	6,978,528

Security	Shares	Value

South Korea (continued)
CJ CGV Co. Ltd.(c)	174,752	$6,828,799
CJ CheilJedang Corp.	77,971	22,322,986
CJ Corp.	143,766	15,978,261
CJ ENM Co. Ltd.	107,422	22,760,436
CJ Freshway Corp.(c)	83,696	2,336,671
CJ Logistics Corp.(a)(c)	79,305	13,397,306
CMG Pharmaceutical Co. Ltd.(a)	685,428	2,980,122
Com2uSCorp	97,752	10,586,106
Cosmax Inc.(c)	78,061	10,167,988
Coway Co. Ltd.	510,451	42,934,707
CrystalGenomics Inc.(a)(c)	372,248	6,156,142
Cuckoo Holdings Co. Ltd.(a)	9,367	1,178,475
Cuckoo Homesys Co. Ltd.(a)(c)	5,913	938,446
Dae Hwa Pharmaceutical Co. Ltd.	75,288	1,459,303
Daea TI Co. Ltd.(c)	574,145	3,731,662
Daeduck Electronics Co.(c)	689,350	6,251,774
Daekyo Co. Ltd.	437,443	2,570,906
Daelim Industrial Co. Ltd.	268,880	22,376,783
Daesang Corp.	234,165	5,756,790
Daewoo Engineering & Construction Co. Ltd.(a)	1,652,159	7,418,336
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	347,983	9,777,063
Daewoong Co. Ltd.(a)	148,000	2,631,813
Daewoong Pharmaceutical Co. Ltd.(a)(c)	48,082	8,293,685
Daishin Securities Co. Ltd.(a)	440,449	4,346,923
Daou Technology Inc.	354,274	6,929,873
DB HiTek Co. Ltd.	405,806	4,492,118
DB Insurance Co. Ltd.	486,883	31,385,274
Dentium Co. Ltd.(a)(c)	80,614	4,465,415
DGB Financial Group Inc.	1,543,237	11,635,680
DIO Corp.(a)	158,056	4,307,297
Dong-A Socio Holdings Co. Ltd.(a)	47,800	4,590,024
Dong-A ST Co. Ltd.	60,356	5,527,401
DongKook Pharmaceutical Co. Ltd.	76,540	3,913,088
Dongkuk Steel Mill Co. Ltd.(a)(c)	655,885	4,781,948
Dongsuh Cos. Inc.	375,327	6,590,832
Dongsung Pharmaceutical Co. Ltd.(a)(c)	156,053	2,469,764
Dongwon F&B Co. Ltd.	7,916	1,914,423
Dongwon Industries Co. Ltd.	18,475	3,695,986
Doosan Bobcat Inc.	365,672	10,371,598
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	833,845	6,138,736
Doosan Infracore Co. Ltd.(a)(c)	1,313,191	8,885,377
DoubleUGames Co. Ltd.(c)	94,280	5,138,583
Douzone Bizon Co. Ltd.(c)	196,957	7,442,582
E1 Corp.	44,199	2,295,031
Ecopro Co. Ltd.(a)(c)	194,821	5,629,663
E-MART Inc.	205,341	32,863,324
Enzychem Lifesciences Corp.(a)	50,201	4,293,888
Eo Technics Co Ltd.(a)	111,332	5,830,404
Esmo Corp.(a)	369,769	2,123,862
Eugene Corp.	324,929	1,935,649
F&F Co. Ltd.	56,592	3,310,886
Feelux Co. Ltd.(a)(c)	377,039	3,939,013
Fila Korea Ltd.	482,493	23,852,237
Foosung Co. Ltd.(a)(c)	647,632	4,692,986
Gamevil Inc.(a)	31,026	1,464,818
GemVax & Kael Co. Ltd.(a)(c)	344,028	4,450,616
Genexine Co. Ltd.(a)(c)	142,025	10,935,685
Grand Korea Leisure Co. Ltd.	337,117	7,073,852

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Green Cross Cell Corp.	64,512	$3,068,722
Green Cross Corp./South Korea	62,527	8,394,752
Green Cross Holdings Corp.	323,041	7,510,912
Green Cross LabCell Corp.	40,927	1,735,768
GS Engineering & Construction Corp.	575,885	21,915,069
GS Holdings Corp.	490,577	23,379,503
GS Home Shopping Inc.	37,029	6,057,914
GS Retail Co. Ltd.	266,691	9,176,618
G-treeBNT Co. Ltd.(a)(c)	224,782	6,055,743
Halla Holdings Corp.(c)	102,358	3,963,449
Hana Financial Group Inc.	2,836,564	97,982,139
Hana Tour Service Inc.(c)	108,906	6,758,815
Hanall Biopharma Co. Ltd.(a)	288,176	9,531,561
Hancom Inc.	254,365	3,041,886
Handok Inc.	43,345	1,092,585
Handsome Co. Ltd.	160,305	5,238,027
Hanil Cement Co. Ltd./New(c)	25,897	3,292,675
Hanil Holdings Co. Ltd.	23,444	1,244,427
Hanjin Kal Corp.(a)(c)	435,502	9,874,012
Hanjin Transportation Co. Ltd.(a)(c)	81,851	3,103,890
Hankook Shell Oil Co. Ltd.	14,397	4,249,848
Hankook Tire Co. Ltd.	715,716	27,204,463
Hankook Tire Worldwide Co. Ltd.(c)	347,526	5,036,609
Hanmi Pharm Co. Ltd.	63,083	27,707,835
Hanmi Science Co. Ltd.(c)	129,173	9,337,392
Hanon Systems	1,835,570	20,319,060
Hansae Co. Ltd.	196,230	4,213,528
Hansol Chemical Co. Ltd.	98,136	7,852,974
Hanwha Aerospace Co. Ltd.(a)	364,186	10,669,448
Hanwha Chemical Corp.	1,036,019	21,554,943
Hanwha Corp.	399,901	11,431,330
Hanwha General Insurance Co. Ltd.	743,642	3,577,046
Hanwha Investment & Securities Co. Ltd.(a)(c)	1,811,109	3,671,493
Hanwha Life Insurance Co. Ltd.	2,623,902	9,728,524
Harim Holdings Co. Ltd.	183,191	2,011,567
HDC Holdings Co. Ltd.(a)	277,411	4,920,734
HDC Hyundai Development Co-Engineering& Construction, Class E(a)(c)	269,479	11,536,778
Hite Jinro Co. Ltd.(a)	306,822	4,828,620
HLB Inc.(a)(c)	327,957	26,185,239
HLB Life Science Co. Ltd.(a)(c)	325,402	5,497,144
Hotel Shilla Co. Ltd.(c)	312,185	22,760,887
HS Industries Co. Ltd.(a)(c)	573,284	4,011,510
Huchems Fine Chemical Corp.	225,544	4,401,788
Hugel Inc.(a)	24,944	7,780,168
Huons Co. Ltd.(c)	62,841	4,095,532
Huons Global Co. Ltd.(c)	68,846	2,650,513
Hy-Lok Corp.(c)	129,132	2,066,663
Hyosung Advanced Materials Corp.(a)(c)	30,087	3,143,258
Hyosung Chemical Corp.(c)	24,302	3,295,150
Hyosung Heavy Industries Corp.(a)	68,042	2,661,908
Hyosung TNC Co. Ltd.	26,493	3,957,343
Hyundai Construction Equipment Co. Ltd.(c)	125,271	5,992,336
Hyundai Department Store Co. Ltd.	136,362	11,736,322
Hyundai Electric & Energy System Co. Ltd.(a)	90,444	2,444,650
Hyundai Elevator Co. Ltd.(a)(c)	147,988	12,539,572
Hyundai Engineering & Construction Co. Ltd.	767,574	39,037,284
Hyundai Glovis Co. Ltd.	184,679	22,906,304
Hyundai Greenfood Co. Ltd.	535,549	6,618,770
Hyundai Heavy Industries Co. Ltd.(a)	374,318	43,765,286

Security	Shares	Value

South Korea (continued)
Hyundai Heavy Industries Holdings Co. Ltd.	97,060	$31,153,783
Hyundai Home Shopping Network Corp.	77,212	7,482,980
Hyundai Livart Furniture Co. Ltd.(c)	165,182	3,076,876
Hyundai Marine & Fire Insurance Co. Ltd.	610,972	20,479,812
Hyundai Merchant Marine Co. Ltd.(a)(c)	2,632,999	9,364,271
Hyundai Mipo Dockyard Co. Ltd.(c)	234,755	12,982,805
Hyundai Mobis Co. Ltd.	669,979	131,350,911
Hyundai Motor Co.	1,378,586	155,055,685
Hyundai Rotem Co. Ltd.(a)(c)	294,345	6,778,284
Hyundai Steel Co.	774,760	34,339,634
Hyundai Wia Corp.	125,638	4,853,713
Il Dong Pharmaceutical Co. Ltd.	144,828	2,614,038
Iljin Materials Co. Ltd.(a)(c)	207,948	7,534,348
Ilyang Pharmaceutical Co. Ltd.(a)	206,092	5,451,442
InBody Co. Ltd.	127,928	2,695,735
Industrial Bank of Korea	2,396,613	29,725,928
Innocean Worldwide Inc.	105,112	6,532,701
Innox Advanced Materials Co. Ltd.(a)(c)	96,453	4,399,430
Inscobee Inc.(a)	760,991	3,890,547
iNtRON Biotechnology Inc.(a)(c)	276,713	5,068,274
IS Dongseo Co. Ltd.	178,544	5,246,625
It’s Hanbul Co. Ltd.(a)(c)	103,660	2,875,604
Jayjun Cosmetic Co. Ltd.(a)(c)	259,520	2,584,355
JB Financial Group Co. Ltd.	1,962,499	10,364,759
Jcontentree Corp.(a)	307,359	1,407,397
Jeil Pharmaceutical Co. Ltd.(c)	66,234	2,658,900
Jeju Air Co. Ltd.	37,783	1,268,168
Jenax Inc.(a)(c)	182,144	1,838,121
Jusung Engineering Co. Ltd.(c)	556,872	3,569,883
JW Holdings Corp.	439,717	2,861,855
JW Pharmaceutical Corp.	143,208	5,335,125
JYP Entertainment Corp.	247,604	6,274,308
Kakao Corp.	500,782	46,084,233
Kangwon Land Inc.(a)	1,129,211	31,023,935
KB Financial Group Inc.	3,906,072	154,027,112
KCC Corp.	57,954	16,463,326
KEPCO Engineering & Construction Co. Inc.(a)	152,982	3,590,935
KEPCO Plant Service & Engineering Co. Ltd.(a)	231,372	7,447,023
Kginicis Co. Ltd.	108,823	1,398,144
Kia Motors Corp.	2,520,982	81,925,751
KISWIRE Ltd.(a)(c)	110,757	2,708,116
KIWOOM Securities Co. Ltd.(a)(c)	130,761	9,417,303
Koh Young Technology Inc.(c)	117,925	8,450,925
Kolmar BNH Co. Ltd.(a)	76,190	1,991,630
Kolmar Korea Holdings Co. Ltd.(a)(c)	54,244	1,762,797
Kolon Corp.(c)	94,739	2,935,587
Kolon Industries Inc.(c)	168,385	8,084,636
Kolon Life Science Inc.(a)	79,526	6,045,588
Komipharm International Co Ltd.(a)(c)	420,444	8,897,099
Korea Aerospace Industries Ltd.(a)	727,420	23,801,063
Korea Electric Power Corp.(a)	2,500,591	77,483,415
Korea Gas Corp.	259,033	11,538,680
Korea Investment Holdings Co. Ltd.(a)	412,828	23,675,119
Korea Kolmar Co. Ltd.(a)(c)	149,800	10,548,733
Korea Line Corp.(a)	146,755	2,994,601
Korea Petrochemical Ind. Co. Ltd.	35,273	5,488,375
Korea REIT Co. Ltd.(c)	2,148,243	4,851,549
Korea Zinc Co. Ltd.(a)	81,971	33,270,882
Korean Air Lines Co. Ltd.(a)	451,182	14,762,601
Korean Reinsurance Co.	985,232	7,936,518

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KT Corp.	51,660	$1,306,772
KT Skylife Co. Ltd.	396,610	4,178,740
KT&G Corp.	1,142,204	107,141,924
Kumho Industrial Co. Ltd.(c)	226,786	2,520,517
Kumho Petrochemical Co. Ltd.	178,795	15,213,552
Kumho Tire Co. Inc.(a)(c)	1,035,442	4,704,462
Kwang Dong Pharmaceutical Co. Ltd.	562,680	3,627,127
Kyung Dong Navien Co. Ltd.(c)	43,960	1,842,904
L&F Co. Ltd.(c)	141,599	4,286,873
LEENO Industrial Inc.	70,466	3,308,086
LegoChem Biosciences Inc.(a)	72,632	3,681,003
LF Corp.	218,983	4,945,468
LG Chem Ltd.	452,641	157,158,629
LG Corp.	924,328	61,638,304
LG Display Co. Ltd.(a)(c)	2,263,607	42,768,426
LG Electronics Inc.	1,048,344	65,713,748
LG Hausys Ltd.	88,244	5,146,978
LG Household & Health Care Ltd.	92,765	102,769,796
LG Innotek Co. Ltd.	142,065	13,641,878
LG International Corp.	328,877	4,941,781
LG Uplus Corp.	1,050,033	14,004,174
LIG Nex1 Co. Ltd.(c)	107,207	3,712,735
Lock&Lock Co. Ltd.	217,003	3,665,917
Lotte Chemical Corp.	166,840	47,321,028
Lotte Chilsung Beverage Co. Ltd.(a)	1,199	1,698,237
Lotte Confectionery Co. Ltd.(a)(c)	24,447	3,890,827
Lotte Corp.	293,176	13,841,598
LOTTE Fine Chemical Co. Ltd.	188,780	8,140,686
Lotte Food Co. Ltd.(a)	6,646	3,894,118
LOTTE Himart Co. Ltd.	87,304	3,799,707
Lotte Shopping Co. Ltd.	109,242	18,551,811
Lotte Tour Development Co. Ltd.(a)(c)	97,751	1,225,473
LS Corp.	189,725	10,205,710
LS Industrial Systems Co. Ltd.	158,286	7,459,018
Maeil Dairies Co. Ltd.(a)	51,314	3,604,344
Mando Corp.(c)	330,765	9,646,210
Medipost Co. Ltd.(a)	80,023	5,763,193
Medy-Tox Inc.	43,251	20,996,751
MeereCo. Inc.	26,706	1,536,301
Meritz Financial Group Inc.	131,719	1,499,069
Meritz Fire & Marine Insurance Co. Ltd.	521,207	10,241,553
Meritz Securities Co. Ltd.(c)	3,063,677	12,516,756
Mezzion Pharma Co. Ltd.(a)	54,848	5,686,207
Mirae Asset Daewoo Co. Ltd.(c)	3,953,006	26,571,286
Mirae Asset Life Insurance Co. Ltd.	385,392	1,781,843
Modetour Network Inc.	175,549	3,746,044
Muhak Co. Ltd.	233,754	2,972,066
Namhae Chemical Corp.(a)	241,179	2,605,428
Namyang Dairy Products Co. Ltd.(a)(c)	6,461	3,601,891
Naturalendo Tech Co. Ltd.(a)(c)	185,527	1,623,176
Naturecell Co. Ltd.(a)(c)	387,268	4,717,322
NAVER Corp.	1,392,827	164,707,025
NCSoft Corp.	173,600	71,156,397
Netmarble Corp.(a)(b)(c)	255,236	26,778,561
Nexen Corp.	572,756	3,116,624
Nexen Tire Corp.	402,941	3,435,764
NH Investment & Securities Co. Ltd.(a)	1,409,901	16,359,214
NHN Entertainment Corp.(a)	120,650	7,938,206
NICE Holdings Co. Ltd.(a)	235,490	3,747,907
NICE Information Service Co. Ltd.(a)	378,156	3,479,963

Security	Shares	Value

South Korea (continued)
Nong Shim Holdings Co. Ltd.(c)	43,754	$3,256,166
NongShim Co. Ltd.	30,852	7,379,024
NS Shopping Co. Ltd.	317,639	3,487,900
NUTRIBIOTECH Co. Ltd.	144,887	2,164,223
OCI Co. Ltd.(a)	177,828	17,076,042
Orange Life Insurance Ltd.(b)(c)	336,197	10,671,497
Orion Corp./Republic of Korea	213,971	21,212,560
Orion Holdings Corp.	148,520	2,515,610
Oscotec Inc.(a)(c)	216,624	5,537,423
Osstem Implant Co. Ltd.(a)	127,356	5,967,512
Ottogi Corp.	13,384	9,091,648
Pan Ocean Co. Ltd.(a)	2,393,530	9,204,248
Paradise Co. Ltd.(c)	475,426	7,777,930
Partron Co. Ltd.	464,098	4,085,152
Pearl Abyss Corp.(a)(c)	59,135	9,469,382
Peptron Inc.(a)	100,224	2,267,894
Pharmicell Co. Ltd.(a)(c)	508,596	5,471,692
Poongsan Corp.	230,056	6,525,106
POSCO	765,751	179,063,317
POSCO Chemtech Co. Ltd.(c)	232,824	14,262,980
Posco Daewoo Corp.	475,400	8,009,985
Posco ICT Co. Ltd.	555,451	2,859,484
Prostemics Co. Ltd.(a)	235,860	1,304,392
RFHIC Corp.	84,505	2,178,932
S&T Motiv Co. Ltd.	124,773	4,004,895
S-1 Corp.	169,960	15,413,817
Sam Chun Dang Pharm Co. Ltd.	120,471	5,441,386
Samchully Co. Ltd.(a)	34,845	2,958,742
Samjin Pharmaceutical Co. Ltd.(a)	120,278	4,331,163
Samsung Biologics Co. Ltd.(a)(b)(c)	163,505	54,661,581
Samsung C&T Corp.	760,234	78,071,510
Samsung Card Co. Ltd.	247,016	7,478,345
Samsung Electro-Mechanics Co. Ltd.(c)	556,708	52,963,240
Samsung Electronics Co. Ltd.	47,147,383	1,890,590,356
Samsung Engineering Co. Ltd.(a)	1,554,249	21,696,194
Samsung Fire & Marine Insurance Co. Ltd.	299,304	80,234,868
Samsung Heavy Industries Co. Ltd.(a)	4,360,830	35,516,318
Samsung Life Insurance Co. Ltd.	680,905	53,699,896
Samsung SDI Co. Ltd.	551,771	116,516,060
Samsung SDS Co. Ltd.	346,648	71,043,268
Samsung Securities Co. Ltd.	600,125	18,488,780
Samwha Capacitor Co. Ltd.(c)	71,200	3,886,974
Samyang Corp.(c)	58,082	3,263,788
Samyang Foods Co. Ltd.(c)	22,184	1,289,974
Samyang Holdings Corp.	44,881	3,363,980
Sangsangin Co. Ltd.(a)(c)	334,402	6,228,969
Seah Besteel Corp.	172,069	2,952,727
Sebang Global Battery Co. Ltd.	105,743	3,897,081
Seegene Inc.(a)	307,468	5,891,291
Seobu T&D(a)	408,830	3,326,038
Seoul Semiconductor Co. Ltd.(a)(c)	402,031	8,489,585
SFA Engineering Corp.	209,080	7,733,376
Shinhan Financial Group Co. Ltd.	4,036,886	156,672,956
Shinsegae Food Co. Ltd.	31,418	2,544,838
Shinsegae Inc.	73,339	18,616,773
Shinsegae International Inc.(c)	26,878	5,424,830
Silicon Works Co. Ltd.(c)	130,363	4,978,297
SillaJen Inc.(a)(c)	589,355	38,934,006
Sindoh Co. Ltd.	93,430	4,062,174
SK Chemicals Co. Ltd.(c)	100,672	6,596,894

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK D&D Co. Ltd.	40,634	$1,085,669
SK Discovery Co. Ltd.	97,626	2,499,892
SK Gas Ltd.(c)	57,066	4,079,405
SK Holdings Co. Ltd.	312,897	75,810,823
SK Hynix Inc.	5,750,024	357,874,704
SK Innovation Co. Ltd.	631,933	105,631,194
SK Materials Co. Ltd.(c)	57,666	8,752,188
SK Networks Co. Ltd.	1,430,508	7,504,221
SK Telecom Co. Ltd.	192,518	44,590,503
SKC Co. Ltd.	223,793	7,700,533
SKCKOLONPI Inc.(c)	161,919	4,966,841
SL Corp.(a)(c)	151,426	2,840,836
SM Entertainment Co. Ltd.(a)	196,009	8,103,866
S-Oil Corp.	438,771	39,012,270
Songwon Industrial Co. Ltd.(c)	170,766	3,127,749
Soulbrain Co. Ltd.	108,663	4,946,693
SPC Samlip Co. Ltd.(a)	28,389	2,877,519
Ssangyong Motor Co.(a)(c)	828,501	3,734,774
STCUBE(a)(c)	201,577	4,659,911
Sungwoo Hitech Co. Ltd.	721,086	2,692,772
Taekwang Industrial Co. Ltd.(a)(c)	4,435	5,914,911
Taeyoung Engineering & Construction Co. Ltd.	369,113	3,905,437
Taihan Fiberoptics Co. Ltd.(a)(c)	455,379	2,048,740
Tego Science Inc.(a)(c)	37,506	1,310,559
Telcon RF Pharmaceutical Inc.(a)(c)	663,270	4,776,818
Tera Resource Co. Ltd.(a)(d)	49,111	—
Theragen Etex Co. Ltd.(a)(c)	205,515	2,211,018
Tokai Carbon Korea Co. Ltd.	30,838	1,765,775
Tongyang Inc.(a)(c)	2,246,017	3,804,270
Tongyang Life Insurance Co. Ltd.	557,647	2,392,324
Toptec Co. Ltd.(c)	241,273	2,177,399
Value Added Technology Co. Ltd.(a)(c)	120,513	2,544,842
Vieworks Co. Ltd.	89,520	2,730,093
ViroMed Co. Ltd.(a)(c)	135,107	33,371,321
Webzen Inc.(a)(c)	172,814	3,188,308
WeMade Entertainment Co. Ltd.	83,639	3,636,478
Wonik Holdings Co. Ltd.(a)(c)	810,227	2,993,237
WONIK IPS Co. Ltd.(a)	300,793	6,164,558
Woori Financial Group Inc.(a)(c)	4,595,386	60,470,981
Woori Investment Bank Co. Ltd.(a)	1,865,660	1,250,740
YG Entertainment Inc.(c)	121,203	4,531,507
Youlchon Chemical Co. Ltd.	217,858	2,605,308
Youngone Corp.(a)	219,382	6,846,544
Youngone Holdings Co. Ltd.(a)	91,271	5,015,158
Yuanta Securities Korea Co. Ltd.(a)(c)	1,235,029	3,618,228
Yuhan Corp.	88,633	20,528,938
Yungjin Pharmaceutical Co. Ltd.(a)	1,151,085	6,785,537
Yuyang DNU Co. Ltd.(a)	398,776	3,439,252

		7,878,388,013

Taiwan — 12.0%
AcBel Polytech Inc.(c)	7,726,000	5,397,267
Accton Technology Corp.(c)	4,674,000	16,477,800
Acer Inc.(c)	29,363,872	19,415,944
A-DATA Technology Co. Ltd.(c)	2,730,820	3,864,221
Advanced Ceramic X Corp.(c)	465,000	3,966,094
Advantech Co. Ltd.	3,216,165	24,557,658
Airtac International Group(c)	1,093,880	13,612,855
AmTRAN Technology Co. Ltd.(a)(c)	10,789,000	4,329,412
Arcadyan Technology Corp.(c)	1,186,000	3,533,742
Ardentec Corp.	5,119,546	4,990,378

Security	Shares	Value

Taiwan (continued)
ASE Technology Holding Co. Ltd.	36,813,222	$75,237,654
Asia Cement Corp.(c)	21,728,050	27,392,600
Asia Optical Co. Inc.(c)	2,416,000	6,060,312
Asia Pacific Telecom Co. Ltd.(a)	27,729,000	6,414,975
ASMedia Technology Inc.(c)	251,000	4,779,166
Asustek Computer Inc.	6,586,000	46,971,780
AU Optronics Corp.(c)	82,839,000	30,550,019
Bank of Kaohsiung Co. Ltd.(c)	25,692,303	7,989,061
BES Engineering Corp.(c)	21,661,000	5,609,415
Bizlink Holding Inc.(c)	1,053,926	6,814,656
Brighton-Best International Taiwan Inc.	3,560,000	4,164,216
Capital Securities Corp.	28,370,050	8,535,950
Career Technology MFG. Co. Ltd.(c)	3,630,000	3,520,722
Casetek Holdings Ltd.(c)	2,097,485	3,284,934
Catcher Technology Co. Ltd.(c)	6,444,000	48,995,045
Cathay Financial Holding Co. Ltd.	79,805,078	117,465,275
Cathay Real Estate Development Co. Ltd.	8,536,900	5,755,712
Center Laboratories Inc.(c)	2,599,898	6,622,975
Century Iron & Steel Industrial Co. Ltd.(c)	1,061,000	2,392,520
Chailease Holding Co. Ltd.	11,611,803	45,652,630
Chang Hwa Commercial Bank Ltd.(c)	53,799,768	32,339,470
Charoen Pokphand Enterprise	1,156,000	2,009,520
Cheng Loong Corp.(c)	8,908,000	5,846,721
Cheng Shin Rubber Industry Co. Ltd.(c)	18,317,650	26,039,257
Cheng Uei Precision Industry Co. Ltd.	4,676,000	4,375,702
Chicony Electronics Co. Ltd.	4,794,787	10,593,976
Chilisin Electronics Corp.(c)	1,540,000	4,423,375
China Airlines Ltd.	26,732,000	8,816,136
China Bills Finance Corp.	17,329,000	8,079,904
China Development Financial Holding Corp.	147,775,000	47,871,485
China General Plastics Corp.	2,083,000	1,597,284
China Life Insurance Co. Ltd./Taiwan .	28,211,499	26,353,893
China Man-Made Fiber Corp.	15,856,535	5,136,700
China Metal Products(c)	3,430,146	4,224,084
China Motor Corp.(c)	6,091,000	4,789,440
China Petrochemical Development Corp.(a)(c)	27,430,900	9,759,666
China Steel Chemical Corp.(c)	1,949,000	8,549,218
China Steel Corp.	119,350,529	98,888,389
Chin-Poon Industrial Co. Ltd.(c)	3,936,000	5,269,059
Chipbond Technology Corp.	6,105,000	13,389,680
ChipMOS Technologies Inc.	1,767,000	1,466,926
Chlitina Holding Ltd.	472,000	4,263,513
Chong Hong Construction Co. Ltd.	2,332,122	6,584,940
Chroma ATE Inc.(c)	3,723,000	15,484,022
Chung Hung Steel Corp.(a)(c)	5,452,000	2,134,635
Chunghwa Precision Test Tech Co. Ltd.(c)	198,000	2,676,328
Chunghwa Telecom Co. Ltd.	37,111,000	129,023,021
Cleanaway Co. Ltd.(c)	858,000	4,878,722
Clevo Co.(c)	5,084,175	4,947,640
CMC Magnetics Corp.(a)(c)	17,840,566	3,889,663
Compal Electronics Inc.	38,242,000	23,733,115
Compeq Manufacturing Co. Ltd.(c)	10,989,000	8,105,220
Concraft Holding Co. Ltd.(c)	409,300	1,516,098
Continental Holdings Corp.(c)	10,148,600	4,946,274
Coretronic Corp.	4,345,200	6,551,014
CSBC Corp. Taiwan(a)(c)	2,553,715	2,373,117
CTBC Financial Holding Co. Ltd.	171,856,599	116,426,822
CTCI Corp.(c)	6,367,000	9,971,550
Cub Elecparts Inc.(c)	523,079	5,302,768
Darfon Electronics Corp.	1,803,000	2,847,166

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Darwin Precisions Corp.(c)	4,185,000	$2,801,196
Delta Electronics Inc.	20,719,000	103,337,498
Depo Auto Parts Ind. Co. Ltd.(c)	1,068,000	2,363,193
E Ink Holdings Inc.	8,781,000	9,201,412
E.Sun Financial Holding Co. Ltd.	96,306,999	69,156,164
Eclat Textile Co. Ltd.	1,621,683	18,574,018
Elan Microelectronics Corp.	2,958,100	8,592,730
Elite Material Co. Ltd.(c)	2,852,000	8,822,004
Elite Semiconductor Memory Technology Inc.(c)	4,492,000	4,977,083
eMemory Technology Inc.	630,000	5,680,471
Ennoconn Corp.(c)	535,000	5,093,334
Epistar Corp.(c)	10,128,000	8,983,946
Eternal Materials Co. Ltd.(c)	10,279,915	8,534,168
Eva Airways Corp.	21,043,081	10,563,761
Evergreen Marine Corp. Taiwan Ltd.	23,378,544	9,457,309
Everlight Chemical Industrial Corp.(c)	10,026,781	5,440,750
Everlight Electronics Co. Ltd.(c)	4,338,000	4,454,074
Far Eastern Department Stores Ltd.	10,603,167	5,615,701
Far Eastern International Bank(c)	25,813,265	9,058,316
Far Eastern New Century Corp.	28,599,916	28,342,971
Far EasTone Telecommunications Co. Ltd.	14,756,000	34,568,830
Faraday Technology Corp.(c)	2,289,000	3,417,528
Farglory Land Development Co. Ltd.	3,256,782	3,904,773
Feng Hsin Steel Co. Ltd.	4,689,000	9,019,505
Feng TAY Enterprise Co. Ltd.	3,066,506	19,279,935
Firich Enterprises Co. Ltd.(c)	2,878,041	4,021,112
First Financial Holding Co. Ltd.(c)	93,113,512	62,929,867
FLEXium Interconnect Inc.(c)	3,313,616	9,679,271
Formosa Chemicals & Fibre Corp.	34,242,210	117,380,246
Formosa Petrochemical Corp.(c)	12,049,000	45,609,751
Formosa Plastics Corp.	43,006,800	143,232,564
Formosa Taffeta Co. Ltd.	5,389,000	6,224,845
Foxconn Technology Co. Ltd.	9,060,424	18,576,276
Foxsemicon Integrated Technology Inc.(c)	773,000	3,553,994
Fubon Financial Holding Co. Ltd.	64,671,000	95,609,653
General Interface Solution Holding Ltd.(c)	2,335,000	8,155,979
Genius Electronic Optical Co. Ltd.(c)	640,000	6,654,428
Getac Technology Corp.	4,879,000	7,498,471
Giant Manufacturing Co. Ltd.	2,891,000	15,922,035
Gigabyte Technology Co. Ltd.(c)	5,557,000	8,648,816
Ginko International Co. Ltd.	531,000	3,933,781
Global Unichip Corp.(c)	851,000	5,848,180
Globalwafers Co. Ltd.(c)	2,179,000	23,718,259
Goldsun Building Materials Co. Ltd.(c)	19,229,000	5,579,418
Gourmet Master Co. Ltd.(c)	872,471	6,562,703
Grand Pacific Petrochemical	9,492,000	7,417,432
Grape King Bio Ltd.(c)	1,088,000	7,194,060
Great Wall Enterprise Co. Ltd.(c)	6,935,895	7,820,108
Greatek Electronics Inc.	4,237,000	5,823,440
HannStar Display Corp.(c)	30,992,640	7,139,792
Highwealth Construction Corp.	8,149,230	12,643,599
Hiwin Technologies Corp.(c)	2,240,890	20,168,847
Holtek Semiconductor Inc.	1,310,000	3,107,241
Holy Stone Enterprise Co. Ltd.(c)	1,301,330	5,137,413
Hon Hai Precision Industry Co. Ltd.	130,225,928	307,618,637
Hota Industrial Manufacturing Co. Ltd.(c)	2,219,216	8,652,898
Hotai Motor Co. Ltd.(c)	2,679,000	29,117,200
Hsin Kuang Steel Co. Ltd.(c)	1,722,000	1,812,838
HTC Corp.(a)(c)	6,905,000	8,256,429
Hua Nan Financial Holdings Co. Ltd.	75,231,155	46,199,822

Security	Shares	Value

Taiwan (continued)
Huaku Development Co. Ltd.	3,132,000	$7,082,911
Hung Sheng Construction Ltd.(c)	8,239,000	7,549,260
IEI Integration Corp.	3,307,623	3,826,016
Innolux Corp.(c)	88,499,241	29,474,346
International CSRC Investment Holdings Co.(c)	7,206,757	10,455,435
International Games System Co. Ltd.	655,000	4,171,365
Inventec Corp.	24,813,000	19,188,322
ITEQ Corp.(c)	2,323,000	5,155,261
Kenda Rubber Industrial Co. Ltd.	5,165,889	5,153,048
Kerry TJ Logistics Co. Ltd.(c)	4,007,000	4,940,966
Kindom Construction Corp.(c)	4,784,000	2,992,283
King Slide Works Co. Ltd.(c)	545,000	5,932,286
King Yuan Electronics Co. Ltd.(c)	11,920,000	9,779,540
King’s Town Bank Co. Ltd.	10,293,000	11,036,635
Kinpo Electronics(c)	21,210,000	8,166,572
Kinsus Interconnect Technology Corp.(c)	3,007,000	4,147,553
LandMark Optoelectronics Corp.(c)	687,900	6,861,901
Largan Precision Co. Ltd.(c)	985,000	139,541,533
Lealea Enterprise Co. Ltd.(c)	11,924,173	3,804,701
Lien Hwa Industrial Corp.(c)	8,475,945	8,716,510
Lite-On Technology Corp.	21,016,238	30,421,698
Long Chen Paper Co. Ltd.(c)	5,060,000	2,868,975
Lotes Co. Ltd.	669,722	4,983,229
Lotus Pharmaceutical Co. Ltd.(a)	725,000	2,497,035
Machvision Inc.	301,000	4,767,842
Macronix International(c)	18,451,554	13,999,116
Makalot Industrial Co. Ltd.	1,906,208	11,613,211
MediaTek Inc.	14,811,572	134,753,470
Mega Financial Holding Co. Ltd.	104,628,958	92,640,135
Mercuries Life Insurance Co. Ltd.(a)(c)	4,770,000	1,759,118
Merida Industry Co. Ltd.	2,143,850	11,215,046
Merry Electronics Co. Ltd.(c)	1,834,053	9,802,990
Micro-Star International Co. Ltd.	6,684,000	17,765,217
Mitac Holdings Corp.(c)	9,750,632	9,472,939
momo.com Inc.(c)	250,000	1,998,278
Nan Kang Rubber Tire Co. Ltd.(c)	6,576,000	5,993,430
Nan Ya Plastics Corp.	49,292,440	123,165,033
Nan Ya Printed Circuit Board Corp.(c)	2,572,000	3,154,777
Nanya Technology Corp.(c)	10,520,000	21,261,157
Nien Made Enterprise Co. Ltd.	1,508,000	13,107,078
Novatek Microelectronics Corp.	5,285,000	29,364,450
OBI Pharma Inc.(a)	1,112,000	6,503,664
On-Bright Electronics Inc.	251,000	1,549,559
Oriental Union Chemical Corp.	6,396,000	5,444,908
Pan Jit International Inc.(a)(c)	2,615,000	2,442,814
Pan-International Industrial Corp.	5,937,366	4,253,860
Parade Technologies Ltd.(c)	671,000	11,882,280
PChome Online Inc.(a)(c)	936,070	4,288,528
Pegatron Corp.(c)	18,383,000	31,537,777
PharmaEngine Inc.	1,202,793	4,064,480
PharmaEssentia Corp.(a)	1,535,000	8,478,872
Pharmally International Holding Co. Ltd.(c)	449,704	3,075,811
Phison Electronics Corp.	1,383,000	12,582,327
Pixart Imaging Inc.(c)	1,356,000	3,930,116
Pou Chen Corp.	19,153,000	24,146,228
Powertech Technology Inc.	6,594,000	15,340,614
Poya International Co. Ltd.	512,447	5,244,937
President Chain Store Corp. .	5,557,000	57,508,310
President Securities Corp.(c)	15,036,135	6,595,546
Primax Electronics Ltd.	4,347,000	8,220,408

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Prince Housing & Development Corp.	14,131,995	$5,005,077
Qisda Corp.(c)	17,889,000	11,566,978
Quanta Computer Inc.(c)	25,437,000	47,276,214
Radiant Opto-Electronics Corp.	4,350,000	12,946,891
Radium Life Tech Co. Ltd.(a)	10,377,196	5,007,111
Realtek Semiconductor Corp.	4,524,110	26,165,795
Ritek Corp.(a)	13,678,583	4,933,383
Roo Hsing Co. Ltd.(a)(c)	5,375,000	2,567,300
Ruentex Development Co. Ltd.(c)	6,023,391	9,492,128
Ruentex Industries Ltd.	3,837,943	10,150,880
Sanyang Motor Co. Ltd.	7,921,000	5,237,514
ScinoPharm Taiwan Ltd.(c)	2,870,027	2,527,179
SDI Corp.	756,000	2,004,438
Sercomm Corp.(c)	2,455,000	5,224,847
Shanghai Commercial & Savings Bank Ltd. (The)	23,563,000	36,673,036
Shin Kong Financial Holding Co. Ltd.(c)	106,857,188	32,046,914
Shin Zu Shing Co. Ltd.	1,376,000	4,515,653
Shining Building Business Co. Ltd.(a)(c)	10,789,945	3,716,258
Shinkong Synthetic Fibers Corp.(c)	18,136,000	7,719,578
Sigurd Microelectronics Corp.	6,575,000	6,409,111
Silergy Corp.(c)	646,000	11,628,483
Simplo Technology Co. Ltd.	1,489,400	10,574,104
Sinbon Electronics Co. Ltd.	2,665,809	7,812,973
Sino-American Silicon Products Inc.	4,991,000	11,578,880
SinoPac Financial Holdings Co. Ltd.	99,891,660	34,891,406
Sinyi Realty Inc.(c)	4,442,704	4,467,749
Sitronix Technology Corp.(c)	1,093,000	4,155,151
Soft-World International Corp.(c)	1,298,000	3,036,603
Sporton International Inc.	490,000	2,674,768
St. Shine Optical Co. Ltd.(c)	456,000	8,563,937
Standard Foods Corp.	5,873,096	10,056,769
Sunny Friend Environmental Technology Co. Ltd.(c)	698,000	5,601,872
Sunonwealth Electric Machine Industry Co. Ltd.	1,172,000	1,458,502
Supreme Electronics Co. Ltd.	1,323,000	1,289,620
Synnex Technology International Corp.	13,072,250	15,928,042
TA Chen Stainless Pipe(c)	8,298,596	11,864,189
Taichung Commercial Bank Co. Ltd.(c)	29,472,899	10,198,898
TaiDoc Technology Corp.	358,000	2,070,541
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	4,786,000	2,690,293
TaiMed Biologics Inc.(a)(c)	1,749,000	10,314,477
Tainan Spinning Co. Ltd.(c)	12,287,894	4,890,962
Taishin Financial Holding Co. Ltd.	95,341,424	43,215,209
Taiwan Business Bank	42,777,706	15,775,899
Taiwan Cement Corp.(c)	44,337,800	55,320,505
Taiwan Cogeneration Corp.(c)	6,049,000	5,070,889
Taiwan Cooperative Financial Holding Co. Ltd.	81,022,964	50,283,126
Taiwan Fertilizer Co. Ltd.(c)	5,864,000	8,574,074
Taiwan Glass Industry Corp	13,489,053	5,982,668
Taiwan High Speed Rail Corp.	17,910,000	19,203,938
Taiwan Hon Chuan Enterprise Co. Ltd.	3,980,674	6,518,804
Taiwan Mobile Co. Ltd.	15,200,000	54,327,165
Taiwan Paiho Ltd.	2,342,000	4,923,477
Taiwan Secom Co. Ltd.	2,851,185	8,004,236
Taiwan Semiconductor Co. Ltd.	2,495,000	4,499,293
Taiwan Semiconductor Manufacturing Co. Ltd.	243,396,000	1,890,131,886
Taiwan Shin Kong Security Co. Ltd.(c)	6,099,770	7,590,895
Taiwan Styrene Monomer	2,410,000	1,910,679
Taiwan TEA Corp.(c)	11,707,000	6,067,183
Taiwan Union Technology Corp.	1,696,000	5,538,252
Tanvex BioPharma Inc.(a)	486,000	1,192,241

Security	Shares	Value

Taiwan (continued)
Tatung Co. Ltd.(a)(c)	18,630,000	$16,222,897
TCI Co. Ltd.(c)	743,557	11,367,230
Teco Electric and Machinery Co. Ltd.	20,496,000	12,686,589
Test Research Inc.(c)	1,852,400	3,087,684
Test Rite International Co. Ltd.(c)	9,479,000	7,006,880
Thinking Electronic Industrial Co. Ltd.	373,000	1,007,142
Ton Yi Industrial Corp.(c)	10,373,000	4,499,522
Tong Hsing Electronic Industries Ltd.(c)	1,436,000	4,945,852
Tong Yang Industry Co. Ltd.(c)	3,881,400	4,842,843
Topco Scientific Co. Ltd.	2,406,639	5,982,093
TPK Holding Co. Ltd.(c)	3,597,000	6,112,557
Transcend Information Inc.(c)	2,047,000	4,576,011
Tripod Technology Corp.	4,429,000	13,570,572
TSRC Corp.(c)	6,857,900	6,294,922
TTY Biopharm Co. Ltd.	2,339,124	6,209,492
Tung Ho Steel Enterprise Corp.(c)	9,709,000	6,467,093
TXC Corp.(c)	4,235,000	4,671,689
U-Ming Marine Transport Corp.	5,338,000	5,333,404
Unimicron Technology Corp.(c)	12,638,000	9,896,375
Uni-President Enterprises Corp.	47,247,369	115,138,261
Unitech Printed Circuit Board Corp.(c)	4,214,000	2,772,684
United Integrated Services Co. Ltd.	2,353,400	7,990,847
United Microelectronics Corp.(c)	117,220,000	43,610,190
United Renewable Energy Co. Ltd.(a)(c)	24,464,895	6,955,561
UPC Technology Corp.(c)	11,606,826	4,978,152
USI Corp.(c)	13,390,300	5,351,508
Vanguard International Semiconductor Corp.	8,907,000	20,056,053
Via Technologies Inc.(a)(c)	1,634,000	1,505,171
Visual Photonics Epitaxy Co. Ltd.(c)	1,837,000	4,261,752
Voltronic Power Technology Corp.(c)	454,974	8,470,752
Wafer Works Corp.(c)	5,119,404	6,570,483
Wah Lee Industrial Corp.	2,796,000	4,733,209
Walsin Lihwa Corp.	26,976,000	15,908,710
Walsin Technology Corp.(c)	3,114,597	18,317,289
Waterland Financial Holdings Co. Ltd.	31,494,645	10,335,675
Win Semiconductors Corp.(c)	3,446,427	19,596,924
Winbond Electronics Corp.(c)	30,252,480	15,088,641
Wistron Corp.(c)	28,345,004	19,663,244
Wistron NeWeb Corp.	2,842,654	7,259,845
WPG Holdings Ltd.(c)	13,939,200	18,026,097
WT Microelectronics Co. Ltd.(c)	5,839,734	7,608,836
XinTec Inc.(a)(c)	1,583,000	2,057,414
XPEC Entertainment Inc.(d)	31,000	—
Xxentria Technology Materials Corp.	826,000	1,969,958
Yageo Corp.(c)	2,504,454	28,155,933
Yang Ming Marine Transport Corp.(a)	14,225,677	4,266,340
YFY Inc.(c)	16,103,000	6,357,170
Yieh Phui Enterprise Co. Ltd.(c)	16,870,477	5,536,426
Yuanta Financial Holding Co. Ltd.	100,813,912	57,160,586
Yulon Finance Corp.(c)	1,818,000	6,113,853
Yulon Motor Co. Ltd.(c)	9,795,000	6,015,158
YungShin Global Holding Corp.	4,112,650	5,512,219
Yungtay Engineering Co. Ltd.	3,910,000	7,584,586
Zhen Ding Technology Holding Ltd.	4,346,950	12,627,080

		7,041,594,660

Thailand — 2.6%
Advanced Info Service PCL, NVDR	10,164,400	58,704,349
Airports of Thailand PCL, NVDR	42,507,100	91,050,512
Amata Corp. PCL, NVDR(c)	6,132,200	4,222,729
AP Thailand PCL, NVDR	18,950,990	4,239,730

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangchak Corp. PCL, NVDR	5,217,200	$5,463,470
Bangkok Airways PCL, NVDR(c)	9,243,200	3,607,818
Bangkok Bank PCL, Foreign	2,364,500	16,057,215
Bangkok Chain Hospital PCL, NVDR	15,310,550	7,919,459
Bangkok Dusit Medical Services PCL, NVDR	38,572,300	28,887,149
Bangkok Expressway & Metro PCL, NVDR	77,462,785	26,056,502
Bangkok Land PCL, NVDR	150,251,300	7,867,184
Banpu PCL, NVDR(c)	21,559,900	11,151,967
BCPG PCL, NVDR(c)	4,351,500	2,319,879
Beauty Community PCL, NVDR(c)	22,357,700	4,859,984
BEC World PCL, NVDR(a)	8,021,000	1,590,837
Berli Jucker PCL, NVDR(c)	12,439,700	19,540,346
BTS Group Holdings PCL, NVDR	66,179,600	21,841,106
Bumrungrad Hospital PCL, NVDR	3,515,000	20,802,777
Carabao Group PCL, NVDR(c)	2,324,200	4,056,517
Central Pattana PCL, NVDR(c)	13,491,600	32,324,182
Charoen Pokphand Foods PCL, NVDR(c)	32,695,200	27,235,192
Chularat Hospital PCL, NVDR(c)	70,959,300	4,143,280
CK Power PCL, NVDR(c)	13,524,200	2,120,097
CP ALL PCL, NVDR	49,823,600	122,928,517
Delta Electronics Thailand PCL, NVDR	5,293,000	12,177,469
Dynasty Ceramic PCL, NVDR(c)	47,064,320	3,315,598
Eastern Polymer Group PCL, NVDR(c)	14,681,300	3,447,572
Electricity Generating PCL, NVDR	1,439,400	12,195,789
Energy Absolute PCL, NVDR(c)	13,023,600	19,734,293
Esso Thailand PCL, NVDR	12,486,000	4,318,839
GFPT PCL, NVDR	2,928,600	1,347,551
Glow Energy PCL, NVDR	5,225,300	15,089,323
Gulf Energy Development PCL, NVDR	3,931,500	11,290,781
Gunkul Engineering PCL, NVDR(c)	41,216,135	4,263,851
Hana Microelectronics PCL, NVDR(c)	6,682,300	7,580,872
Home Product Center PCL, NVDR	41,476,375	19,742,820
Indorama Ventures PCL, NVDR(c)	16,981,400	27,752,229
Inter Far East Energy Corp., NVDR(a)(c)(d)	7,049,000	2
IRPC PCL, NVDR	102,985,200	19,281,640
Italian-Thai Development PCL, NVDR(a)(c)	36,226,500	2,782,011
Jasmine International PCL, NVDR(c)	46,814,700	8,913,549
Kasikornbank PCL, Foreign	11,692,400	73,465,933
Kasikornbank PCL, NVDR	5,732,000	35,924,474
KCE Electronics PCL, NVDR(c)	5,954,400	5,196,224
Khon Kaen Sugar Industry PCL, NVDR(c)	23,474,486	2,353,967
Kiatnakin Bank PCL, NVDR(c)	4,534,500	10,144,617
Krung Thai Bank PCL, NVDR(c)	33,262,500	20,371,797
Land & Houses PCL, NVDR	11,378,700	3,791,396
LPN Development PCL, NVDR(c)	10,902,100	2,421,728
Major Cineplex Group PCL, NVDR	5,822,200	5,127,046
MBK PCL, NVDR(c)	4,422,600	3,045,472
Mega Lifesciences PCL, NVDR(c)	2,172,000	2,291,757
Minor International PCL, NVDR(c)	22,925,160	28,190,399
Muangthai Capital PCL, NVDR(c)	6,764,200	10,088,612
Origin Property PCL, NVDR	4,592,900	1,085,826
Plan B Media PCL, NVDR(c)	6,555,400	1,289,757
Precious Shipping PCL, NVDR(a)	3,788,700	1,100,091
Prima Marine PCL, NVDR(c)	6,042,200	1,150,439
PTG Energy PCL, NVDR(c)	9,046,000	2,899,313
PTT Exploration & Production PCL, NVDR	13,684,801	54,066,092
PTT Global Chemical PCL, NVDR	21,766,200	49,731,580
PTT PCL, NVDR	103,301,500	158,988,425
Quality Houses PCL, NVDR	60,139,317	5,839,788
Ratchthani Leasing PCL, NVDR(c)	6,908,600	1,655,214

Security	Shares	Value

Thailand (continued)
Robinson PCL, NVDR	5,480,600	$11,217,729
RS PCL, NVDR	3,427,100	1,946,691
Siam Cement PCL (The),NVDR	3,628,400	54,577,123
Siam Commercial Bank PCL (The),NVDR(c)	17,860,900	75,949,563
Siam Global House PCL, NVDR(c)	19,214,365	11,585,020
Siamgas & Petrochemicals PCL, NVDR(c)	4,493,600	1,418,844
Singha Estate PCL, NVDR(a)(c)	39,687,700	4,105,733
Sino-Thai Engineering & Construction PCL, NVDR(a)(c)	8,997,428	6,367,081
Sri Trang Agro-Industry PCL, NVDR(c)	8,598,560	4,338,504
Srisawad Corp. PCL, NVDR(c)	5,874,681	9,367,798
Supalai PCL, NVDR(c)	9,228,700	5,740,024
Super Energy Corp. PCL, NVDR(a)(c)	114,052,500	2,135,374
SVI PCL, NVDR	7,957,200	1,287,798
Taokaenoi Food & Marketing PCL, NVDR(c)	4,212,400	1,457,046
Thai Airways International PCL, NVDR(a)(c)	7,959,500	3,308,828
Thai Oil PCL, NVDR	10,601,100	24,305,576
Thai Union Group PCL, NVDR(c)	19,111,600	11,219,821
Thai Vegetable Oil PCL, NVDR(c)	6,484,400	5,915,954
Thanachart Capital PCL, NVDR	6,721,300	11,890,916
Thonburi Healthcare Group PCL, NVDR(c)	1,402,800	1,402,244
Thoresen Thai Agencies PCL, NVDR(c)	17,708,423	3,090,720
Tisco Financial Group PCL, NVDR(c)	3,620,850	10,053,927
TMB Bank PCL, NVDR(c)	131,672,400	9,526,793
TPI Polene PCL, NVDR	26,787,200	1,802,106
True Corp. PCL, NVDR	105,083,311	18,007,136
TTW PCL, NVDR(c)	20,262,600	8,166,125
U City PCL, NVDR(a)(c)	17,524,900	1,401,436
Unique Engineering & Construction PCL, NVDR	10,538,500	3,511,440
VGI Global Media PCL, NVDR	35,293,900	8,735,975
Vibhavadi Medical Center PCL, NVDR(c)	69,460,600	4,232,110
WHA Corp. PCL, NVDR(c)	76,611,700	10,210,841
Workpoint Entertainment PCL, NVDR(c)	1,598,200	1,318,626

		1,512,039,836

Turkey —0.7%
AG Anadolu Grubu Holding AS(c)	967,407	2,470,207
Akbank T.A.S.(c)	28,411,164	36,592,557
Aksa Akrilik Kimya Sanayii AS	1,469,778	2,595,671
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,365,736	8,897,012
Arcelik AS	1,794,613	7,004,845
Aselsan Elektronik Sanayi Ve Ticaret AS	3,476,104	15,979,391
BIM Birlesik Magazalar AS(c)	2,178,329	34,998,649
Coca-Cola Icecek AS	961,344	6,055,710
Dogan Sirketler Grubu Holding AS(a)	9,455,724	2,003,181
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	22,337,364	6,407,230
Eregli Demir ve Celik Fabrikalari TAS	14,149,566	24,723,276
Ford Otomotiv Sanayi AS	772,441	8,029,969
Haci Omer Sabanci Holding AS	10,321,706	17,667,262
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(c)	8,694,325	4,319,453
KOC Holding AS	7,574,737	26,470,397
Koza Altin Isletmeleri AS(a)	506,491	4,650,905
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	2,017,427	2,235,282
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	295,914	2,302,293
MLP Saglik Hizmetleri AS(a)(b)(c)	661,637	1,724,176
Petkim Petrokimya Holding AS	8,503,382	8,783,959
Sasa Polyester Sanayi AS(a)	962,208	1,549,563
Soda Sanayii AS	4,501,180	6,430,257
Sok Marketler Ticaret AS(a)	1,773,588	3,544,516
TAV Havalimanlari Holding AS	1,938,122	10,108,465

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Tekfen Holding AS	2,220,304	$10,989,131
Trakya Cam Sanayii AS	6,840,375	4,937,279
Tupras Turkiye Petrol Rafinerileri AS	1,246,107	33,523,876
Turk Hava Yollari AO(a)	5,502,236	14,585,980
Turkcell Iletisim Hizmetleri AS	11,157,724	29,912,908
Turkiye Garanti Bankasi AS	22,926,731	38,340,165
Turkiye Halk Bankasi AS	5,449,254	7,815,297
Turkiye Is Bankasi AS, Class C	16,277,090	17,729,639
Turkiye Sise ve Cam Fabrikalari AS	7,673,164	9,695,749
Ulker Biskuvi Sanayi AS	2,096,224	7,616,202
Zorlu Enerji Elektrik Uretim AS(a)(c)	12,345,748	3,564,389

		424,254,841

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	21,370,083	55,447,016
Air Arabia PJSC	28,929,884	7,466,793
Aldar Properties PJSC	37,435,753	18,142,020
Amanat Holdings PJSC	12,072,868	3,286,923
Arabtec Holding PJSC	5,403,296	3,177,544
DAMAC Properties Dubai Co. PJSC	17,974,525	6,753,293
Deyaar Development PJSC(a)	31,498,329	3,078,655
DP World Ltd.	1,750,384	28,023,648
Dubai Investments PJSC	20,546,017	7,160,060
Dubai Islamic Bank PJSC	19,672,683	27,958,455
DXB Entertainments PJSC(a)	24,749,909	1,772,182
Emaar Development PJSC	7,769,525	8,249,700
Emaar Malls PJSC	19,688,494	9,380,578
Emaar Properties PJSC	36,194,900	48,286,145
Emirates Telecommunications Group Co. PJSC	18,433,709	84,715,766
Eshraq Properties Co. PJSC(a)	22,335,199	2,663,441
First Abu Dhabi Bank PJSC	25,823,984	106,867,563

		422,429,782

Total Common Stocks — 96.0% (Cost: $51,641,714,056)		56,288,640,088

Preferred Stocks

Brazil — 2.7%
Alpargatas SA, Preference Shares, NVS	1,746,500	8,932,170
Banco ABC Brasil SA, Preference Shares, NVS	1,227,297	5,982,265
Banco Bradesco SA, Preference Shares, NVS	33,000,202	380,752,947
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	1,881,400	12,541,830
Bradespar SA, Preference Shares, NVS	2,234,300	17,170,195
Braskem SA, Class A, Preference Shares, NVS	1,719,300	24,939,649
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,238,100	23,256,785
Cia. Brasileira de Distribuicao, Preference Shares, NVS	1,568,600	38,944,696
Cia. de Gas de Sao Paulo - COMGAS, Class A, Preference Shares, NVS	151,192	3,268,755
Cia. de Saneamento do Parana, Preference Shares, NVS	1,413,709	5,156,867
Cia. Energetica de Minas Gerais, Preference Shares, NVS	8,643,094	33,187,268
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,883,900	12,106,390
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	107,700	1,579,495

Security	Shares	Value

Brazil (continued)
Cia. Paranaense de Energia, Preference Shares, NVS	1,018,600	$9,707,290
Gerdau SA, Preference Shares, NVS	10,273,374	41,474,270
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	1,080,400	7,680,412
Itau Unibanco Holding SA, Preference Shares, NVS	47,827,682	449,295,177
Itausa-Investimentos Itau SA, Preference Shares, NVS	44,188,977	145,754,988
Lojas Americanas SA, Preference Shares, NVS	7,444,110	39,520,627
Marcopolo SA, Preference Shares, NVS	6,077,021	6,562,745
Metalurgica Gerdau SA, Preference Shares, NVS	6,789,336	12,998,449
Petroleo Brasileiro SA, Preference Shares, NVS	38,727,808	279,441,233
Randon SA Implemetos e Participacoes, Preference Shares, NVS	1,416,800	3,645,656
Telefonica Brasil SA, Preference Shares, NVS	4,374,640	54,580,203

		1,618,480,362

Chile — 0.1%
Coca-Cola Embonor SA, Class B, Preference Shares	779,845	2,083,874
Embotelladora Andina SA, Class B, Preference Shares	2,945,591	11,043,296
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	1,193,468	49,665,182

		62,792,352

Colombia — 0.1%
Avianca Holdings SA, Preference Shares, NVS	4,610,799	2,785,167
Bancolombia SA, Preference Shares, NVS	4,642,977	55,971,455
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	41,387,540	15,793,180
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	827,135	8,875,208

		83,425,010

Russia — 0.1%
Surgutneftegas PJSC,Preference Shares, NVS	72,920,377	44,457,403
Transneft PJSC, Preference Shares	2,163	5,599,830

		50,057,233

South Korea — 0.6%
Amorepacific Corp., Preference Shares, NVS	92,740	9,194,016
CJ Corp., Preference Shares	19,985	479,768
Hyundai Motor Co. Preference Shares, NVS	216,488	14,186,153
Series 2, Preference Shares, NVS	341,547	24,415,737
LG Chem Ltd., Preference Shares, NVS	75,101	14,690,335
LG Household & Health Care Ltd., Preference Shares, NVS	21,212	14,126,245
Samsung Electronics Co. Ltd., Preference Shares, NVS	8,165,346	261,360,768

		338,453,022

Total Preferred Stocks — 3.6% (Cost: $1,753,618,681)		2,153,207,979

Rights

China — 0.0%
China Aoyuan Group Ltd. (Expires 03/04/19)(a)	153,482	—

Total Rights — 0.0% (Cost: $0)		—

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 11/29/19)(a)	6,377,054	$145,703

Total Warrants — 0.0% (Cost: $0)		145,703

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	2,544,054,738	2,545,072,360
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	126,376,708	126,376,708

		2,671,449,068

Total Short-Term Investments — 4.6% (Cost: $2,670,561,694)		2,671,449,068

Total Investments in Securities — 104.2% (Cost: $56,065,894,431)		61,113,442,838

Other Assets, Less Liabilities — (4.2)%		(2,463,211,077)

Net Assets — 100.0%		$58,650,231,761

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,670,933,233	(126,878,495)	2,544,054,738	$2,545,072,360	$27,018,948	(b)	$(34,473)	$255,039
BlackRock Cash Funds: Treasury, SL Agency Shares	110,463,488	15,913,220	126,376,708	126,376,708	1,220,705		—	—

				$2,671,449,068	$28,239,653		$(34,473)	$255,039

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	3,258	03/15/19	$170,507	$(2,071,283)

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Core MSCI Emerging Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$2,071,283

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$9,519,916

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,000,093

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$151,771,782

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$56,267,717,893	$6,920,145		$14,002,050	$56,288,640,088
Preferred Stocks	2,152,728,211	479,768		—	2,153,207,979
Rights	—	0	(a)	—	0	(a)
Warrants	145,703	—		—	145,703
Money Market Funds	2,671,449,068	—		—	2,671,449,068

	$61,092,040,875	$7,399,913		$14,002,050	$61,113,442,838

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(2,071,283)	$—		$—	$(2,071,283)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 9.1%
Ambev SA	518,065	$2,380,177
Atacadao Distribuicao Comercio e Industria Ltda	42,000	218,609
B2W Cia. Digital(a)	14,000	180,495
B3 SA - Brasil, Bolsa, Balcao	224,069	1,959,129
Banco Bradesco SA	112,039	1,151,087
Banco do Brasil SA	84,089	1,134,565
Banco Santander Brasil SA	42,000	503,294
BB Seguridade Participacoes SA	70,000	509,566
BR Malls Participacoes SA	86,718	309,620
BRF SA(a)	56,000	307,158
CCR SA	126,000	478,096
Centrais Eletricas Brasileiras SA(a)	28,000	276,099
Cia. de Saneamento Basico do Estado de Sao Paulo	42,000	440,691
Cia. Siderurgica Nacional SA(a)	70,000	244,144
Cielo SA	126,021	365,269
Cosan SA	14,000	163,136
Embraer SA	70,000	356,136
Engie Brasil Energia SA	16,325	179,171
Equatorial Energia SA	14,000	306,598
Hypera SA	42,000	301,260
IRB Brasil Resseguros S/A	14,000	332,245
JBSSA	98,052	351,133
Klabin SA	70,000	336,724
Kroton Educacional SA	154,064	450,658
Localiza Rent a Car SA	56,079	516,640
Lojas Renner SA	70,060	808,532
M. Dias Branco SA	14,000	175,380
Magazine Luiza SA	14,000	647,541
Multiplan Empreendimentos Imobiliarios SA	28,030	188,125
Natura Cosmeticos SA	28,000	361,213
Petrobras Distribuidora SA	42,000	273,822
Petroleo Brasileiro SA	336,000	2,675,278
Porto Seguro SA	14,000	209,202
Raia Drogasil SA	28,050	489,234
Rumo SA(a)	112,000	581,167
Sul America SA	28,089	227,693
Suzano Papel e Celulose SA	54,115	687,720
TIM Participacoes SA	98,069	309,093
Ultrapar Participacoes SA	42,000	598,152
Vale SA	336,029	4,220,243
WEG SA	91,672	450,263

		26,654,358

China — 62.0%
3SBio Inc.(b)	140,000	231,496
51job Inc., ADR(a)	2,660	192,212
58.com Inc., ADR(a)	9,940	724,725
AAC Technologies Holdings Inc.	84,000	499,197
Agile Group Holdings Ltd.	280,000	349,920
Agricultural Bank of China Ltd., Class A	256,800	145,752
Agricultural Bank of China Ltd., Class H	2,940,000	1,408,240
Air China Ltd., Class H	280,000	302,479
Alibaba Group Holding Ltd., ADR(a)(c)	138,180	25,291,084
Alibaba Health Information Technology Ltd.(a)	358,000	367,130
Alibaba Pictures Group Ltd.(a)	1,400,000	258,605
Aluminum Corp. of China Ltd., Class H(a)	560,000	229,713
Angang Steel Co. Ltd., Class A	42,000	35,569
Anhui Conch Cement Co. Ltd., Class H	140,000	800,785
ANTA Sports Products Ltd.	140,040	820,637

Security	Shares	Value

China (continued)
Anxin Trust Co. Ltd., Class A	58,400	$65,856
Autohome Inc., ADR(a)	6,580	618,849
AviChina Industry & Technology Co. Ltd., Class H	280,000	198,680
BAIC Motor Corp. Ltd., Class H(b)	210,000	133,494
Baidu Inc., ADR(a)	29,820	4,846,943
Bank of China Ltd., Class H	8,680,000	4,047,084
Bank of Communications Co. Ltd., Class H	980,200	822,890
Baozun Inc., ADR(a)(c)	5,460	204,477
BBMG Corp., Class H .	280,000	102,729
Beijing Capital International Airport Co. Ltd., Class H	280,000	280,007
Beijing Enterprises Holdings Ltd.	70,000	410,647
Beijing Enterprises Water Group Ltd.(c)	560,000	335,295
BOC Aviation Ltd.(b)	28,000	242,197
BOE Technology Group Co. Ltd., Class A	98,000	59,574
Brilliance China Automotive Holdings Ltd.(c)	280,000	274,300
BYD Co. Ltd., Class H(c)	70,000	447,655
BYD Electronic International Co. Ltd.	70,000	89,531
CAR Inc.(a)	140,000	123,060
CGN Power Co. Ltd., Class H(b)	980,000	258,427
China Agri-Industries Holdings Ltd.	140,000	49,759
China Cinda Asset Management Co. Ltd., Class H	980,000	284,644
China CITIC Bank Corp. Ltd., Class H	980,000	636,704
China Coal Energy Co. Ltd., Class H	280,000	121,634
China Communications Construction Co. Ltd., Class H	420,000	452,648
China Communications Services Corp. Ltd., Class H	280,800	282,238
China Conch Venture Holdings Ltd	210,000	700,910
China Construction Bank Corp., Class A	56,000	60,055
China Construction Bank Corp., Class H	10,220,370	9,087,898
China Ding Yi Feng Holdings Ltd.(a)	56,000	180,489
China Eastern Airlines Corp. Ltd., Class A	112,000	97,694
China Everbright Bank Co. Ltd., Class H	280,000	134,118
China Everbright International Ltd.	360,000	352,213
China Evergrande Group	280,000	864,990
China First Capital Group Ltd.(a)	280,000	124,131
China Galaxy Securities Co. Ltd., Class H	350,000	238,095
China Gas Holdings Ltd.	196,000	644,195
China Grand Automotive Services Co. Ltd., Class A	42,000	30,927
China Hongqiao Group Ltd.(c)	210,000	140,449
China Huarong Asset Management Co. Ltd., Class H(b)	980,000	224,719
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	131
China International Capital Corp. Ltd., Class H(b)	112,000	260,246
China Jinmao Holdings Group Ltd.	560,000	271,803
China Life Insurance Co. Ltd., Class H	840,000	2,311,396
China Literature Ltd.(a)(b)(c)	28,000	133,583
China Longyuan Power Group Corp. Ltd., Class H	280,000	209,024
China Medical System Holdings Ltd.	144,000	151,525
China Mengniu Dairy Co. Ltd.	280,000	864,990
China Merchants Bank Co. Ltd., Class A	57,600	273,065
China Merchants Bank Co. Ltd., Class H	420,456	1,928,255
China Merchants Port Holdings Co. Ltd.	136,000	285,867
China Minsheng Banking Corp. Ltd., Class H	770,000	594,436
China Mobile Ltd.	630,000	6,629,213
China Molybdenum Co. Ltd., Class H .	420,000	201,177
China National Building Material Co. Ltd., Class H	326,000	259,561
China National Nuclear Power Co. Ltd., Class A	126,000	112,729
China Oilfield Services Ltd., Class H	280,000	277,154
China Overseas Land & Investment Ltd.	376,800	1,387,235
China Pacific Insurance Group Co. Ltd., Class H	280,000	1,054,040
China Petroleum & Chemical Corp., Class H	2,800,600	2,418,924
China Power International Development Ltd.	420,000	105,939

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Railway Construction Corp. Ltd., Class H	222,000	$319,575
China Railway Group Ltd., Class H	420,000	416,265
China Railway Signal & Communication Corp. Ltd., Class H(b)	144,000	119,239
China Reinsurance Group Corp., Class H	560,000	129,124
China Resources Beer Holdings Co. Ltd.	138,000	514,217
China Resources Cement Holdings Ltd.	280,000	298,199
China Resources Gas Group Ltd.	59,000	256,300
China Resources Land Ltd.	280,444	1,046,779
China Resources Pharmaceutical Group Ltd.(b)	140,000	187,623
China Resources Power Holdings Co. Ltd.	280,200	531,144
China Shenhua Energy Co. Ltd., Class H	350,000	863,207
China Southern Airlines Co. Ltd., Class H	280,000	228,643
China State Construction Engineering Corp. Ltd., Class A	98,000	90,020
China State Construction International Holdings Ltd.	280,000	296,059
China Taiping Insurance Holdings Co. Ltd.	168,040	520,188
China Telecom Corp. Ltd., Class H	1,680,000	909,577
China Tower Corp. Ltd., Class H(a)(b)	4,200,000	995,185
China Traditional Chinese Medicine Holdings Co. Ltd.	280,000	184,769
China Travel International Investment Hong Kong Ltd.	280,000	83,110
China Unicom Hong Kong Ltd.	603,900	716,236
China Vanke Co. Ltd., Class H	154,001	584,630
China Yangtze Power Co. Ltd., Class A	42,000	102,252
China Zhongwang Holdings Ltd.	224,000	118,709
Chongqing Rural Commercial Bank Co. Ltd., Class H	280,000	175,138
CIFI Holdings Group Co. Ltd.	280,000	182,629
CITIC Ltd.	560,000	851,792
CITIC Securities Co. Ltd., Class H	280,000	678,438
CNOOC Ltd.	1,820,000	3,139,290
COSCO SHIPPING Development Co. Ltd., Class A(a)	98,000	43,766
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	280,000	164,794
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	98,000	73,333
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	140,000	60,995
COSCO SHIPPING Ports Ltd.	280,000	297,485
Country Garden Holdings Co. Ltd.	840,046	1,106,535
Country Garden Services Holdings Co. Ltd.(a)	144,000	237,010
CRRC Corp. Ltd., Class H	495,400	520,025
CSPC Pharmaceutical Group Ltd.	560,000	955,948
Ctrip.com International Ltd., ADR(a)(c)	43,260	1,476,464
Dali Foods Group Co. Ltd.(b)	210,000	143,125
Datang International Power Generation Co. Ltd., Class H	280,000	77,760
Dongfeng Motor Group Co. Ltd., Class H	280,000	297,842
ENN Energy Holdings Ltd.	84,000	866,774
Everbright Securities Co. Ltd., Class A	42,097	83,185
Far East Horizon Ltd.	280,000	312,467
Focus Media Information Technology Co. Ltd., Class A	73,239	73,729
Fosun International Ltd.	280,000	460,853
Founder Securities Co. Ltd., Class A	28,099	31,225
Fullshare Holdings Ltd.(c)	785,000	157,004
Future Land Development Holdings Ltd.(c)	280,000	241,127
Fuyao Glass Industry Group Co. Ltd., Class H(b)	56,000	200,107
GDS Holdings Ltd., ADR(a)	6,580	218,917
Geely Automobile Holdings Ltd.	560,000	1,051,543
GF Securities Co. Ltd., Class H	140,000	236,133
GOME Retail Holdings Ltd.(a)(c)	1,260,400	114,001
Great Wall Motor Co. Ltd., Class H(c)	350,000	256,376
Greentown China Holdings Ltd.	70,000	59,479
Guangdong Investment Ltd.	280,000	537,186

Security	Shares	Value

China (continued)
Guangzhou Automobile Group Co. Ltd., Class H	286,235	$351,877
Guangzhou R&F Properties Co. Ltd., Class H	112,000	209,452
Guotai Junan Securities Co. Ltd., Class A	70,000	203,982
Guotai Junan Securities Co. Ltd., Class H(b)	28,000	62,351
Haier Electronics Group Co. Ltd.	160,000	476,955
Haitong Securities Co. Ltd., Class H	336,000	446,014
Hanergy Thin Film Power Group Ltd.(a)(d)	7,709	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	28,000	144,282
Hengan International Group Co. Ltd.	70,000	565,811
HengTen Networks Group Ltd.(a)	2,240,000	79,900
Huadian Power International Corp. Ltd., Class A	112,000	74,441
Huaneng Power International Inc., Class H	560,000	345,283
Huaneng Renewables Corp. Ltd., Class H	560,000	170,501
Huatai Securities Co. Ltd., Class H(b)	168,000	340,289
Huayu Automotive Systems Co. Ltd., Class A	14,699	45,556
Huazhu Group Ltd., ADR	14,700	515,529
Hubei Biocause Pharmaceutical Co. Ltd., Class A	42,000	43,849
Hubei Energy Group Co. Ltd., Class A	72,400	44,228
Hutchison China MediTech Ltd., ADR(a)(c)	5,880	153,409
Industrial & Commercial Bank of China Ltd., Class A	70,000	60,118
Industrial & Commercial Bank of China Ltd., Class H	7,560,050	5,817,053
Industrial Bank Co. Ltd., Class A	70,000	186,731
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	14,000	56,542
Inner Mongolia Yitai Coal Co. Ltd., Class B	112,000	138,320
iQIYI Inc., ADR(a)	13,300	361,228
JD.com Inc., ADR(a)	77,560	2,149,188
Jiangxi Copper Co. Ltd., Class H	140,000	191,190
Kaisa Group Holdings Ltd.	280,000	99,875
Kangmei Pharmaceutical Co. Ltd., Class A	14,000	22,207
Kingboard Holdings Ltd.	70,000	245,229
Kingboard Laminates Holdings Ltd.	140,000	171,571
Kingdee International Software Group Co. Ltd.	280,000	303,192
Kingsoft Corp. Ltd.	140,000	272,160
Kunlun Energy Co. Ltd.	280,000	307,473
KWG Group Holdings Ltd.	140,000	131,621
Lee & Man Paper Manufacturing Ltd.	140,000	128,946
Legend Holdings Corp., Class H(b)	42,000	116,907
Lenovo Group Ltd.	840,000	756,554
Logan Property Holdings Co. Ltd.	280,000	398,787
Longfor Group Holdings Ltd.	140,000	415,552
Luxshare Precision Industry Co. Ltd., Class A	17,570	55,031
Luye Pharma Group Ltd.(b)(c)	140,000	104,512
Maanshan Iron & Steel Co. Ltd., Class H	280,000	133,405
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	16,638	42,992
Meitu Inc.(a)(b)(c)	210,000	85,875
Meituan Dianping, Class B(a)	28,000	217,228
Metallurgical Corp. of China Ltd., Class A	224,000	116,430
Metallurgical Corp. of China Ltd., Class H	140,000	41,020
Midea Group Co. Ltd., Class A	14,700	104,906
Momo Inc., ADR(a)	14,560	482,955
NetEase Inc., ADR	8,400	1,875,048
New China Life Insurance Co. Ltd., Class H	98,000	474,407
New Hope Liuhe Co. Ltd., Class A	72,400	114,625
New Oriental Education & Technology Group Inc., ADR(a).	15,260	1,252,236
Nexteer Automotive Group Ltd.	140,000	199,394
Nine Dragons Paper Holdings Ltd.	140,000	145,176
Noah Holdings Ltd., ADR(a)	2,800	161,700
People’s Insurance Co. Group of China Ltd. (The), Class H	840,000	380,952

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PetroChina Co. Ltd., Class H	2,240,000	$1,481,006
PICC Property & Casualty Co. Ltd., Class H	842,322	1,008,666
Pinduoduo Inc., ADR(a)	20,300	607,782
Ping An Insurance Group Co. of China Ltd., Class A	14,000	146,394
Ping An Insurance Group Co. of China Ltd., Class H	560,000	5,896,201
Postal Savings Bank of China Co. Ltd., Class H(b)	840,000	502,943
Qingdao Haier Co. Ltd., Class A	28,079	69,115
Sanan Optoelectronics Co. Ltd., Class A	14,096	30,318
SDIC Power Holdings Co. Ltd., Class A	70,099	84,598
Semiconductor Manufacturing International Corp.(a)(c)	280,200	283,777
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	184,000	159,861
Shanghai 2345 Network Holding Group Co. Ltd., Class A	56,050	41,021
Shanghai Electric Group Co. Ltd., Class A	126,000	105,013
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	73,500	260,768
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	112,080	158,369
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	98,000	220,225
Shanghai Pudong Development Bank Co. Ltd., Class A	84,000	147,294
Shenergy Co. Ltd., Class A	72,400	59,259
Shenwan Hongyuan Group Co. Ltd., Class A	281,999	231,658
Shenzhen Energy Group Co. Ltd., Class A	57,600	52,565
Shenzhen International Holdings Ltd.	70,000	144,462
Shenzhen Investment Ltd.	280,000	104,512
Shenzhou International Group Holdings Ltd.	78,500	980,025
Shimao Property Holdings Ltd.	140,000	331,015
Shui On Land Ltd.	350,000	87,391
Sichuan Chuantou Energy Co. Ltd., Class A	72,400	99,486
Sihuan Pharmaceutical Holdings Group Ltd.	420,000	87,747
SINA Corp./China(a)	7,000	471,590
Sino Biopharmaceutical Ltd.	700,000	607,277
Sino-Ocean Group Holding Ltd.	350,000	163,635
Sinopec Engineering Group Co. Ltd., Class H	140,000	127,162
Sinopec Shanghai Petrochemical Co. Ltd., Class H	281,000	142,472
Sinopharm Group Co. Ltd., Class H	112,000	497,949
Sinotrans Ltd., Class H	140,000	65,811
Sinotruk Hong Kong Ltd.	70,000	127,341
SOHO China Ltd.(a)	210,000	89,620
SSY Group Ltd.	280,000	248,261
Sun Art Retail Group Ltd.	280,000	284,644
Sunac China Holdings Ltd.	280,000	1,171,750
Suning.com Co. Ltd., Class A	42,000	76,783
Sunny Optical Technology Group Co. Ltd.	70,000	829,320
TAL Education Group, ADR(a)	36,960	1,315,776
Tencent Holdings Ltd.	609,000	26,051,899
Tencent Music Entertainment Group, ADR(a)	9,520	171,550
Tingyi Cayman Islands Holding Corp.	280,000	388,800
Tongwei Co. Ltd., Class A	14,695	26,119
Towngas China Co. Ltd.	140,000	111,646
TravelSky Technology Ltd., Class H	140,000	405,743
Tsingtao Brewery Co. Ltd., Class H	40,000	169,686
Uni-President China Holdings Ltd.	140,000	124,666
Vipshop Holdings Ltd., ADR(a)	47,880	343,778
Want Want China Holdings Ltd.	560,000	451,578
Wanxiang Qianchao Co. Ltd., Class A	43,600	39,724
Weibo Corp., ADR(a)	5,180	374,255
Weichai Power Co. Ltd., Class H	140,100	194,539
Wuxi Biologics Cayman Inc.(a)(b)	70,000	664,348
Xiaomi Corp., Class B(a)(b)	364,000	554,592

Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	43,599	$89,996
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	28,000	32,103
Xinyi Solar Holdings Ltd.	344,000	169,156
Yanzhou Coal Mining Co. Ltd., Class H	280,000	277,867
Yonghui Superstores Co. Ltd., Class A	56,093	72,470
Youngor Group Co. Ltd., Class A	57,687	73,410
Yuexiu Property Co. Ltd.	840,000	193,686
Yum China Holdings Inc	38,080	1,588,698
Yuzhou Properties Co. Ltd.	140,000	68,307
YY Inc., ADR(a)	5,040	355,320
Zhaojin Mining Industry Co. Ltd., Class H	140,000	149,278
Zhejiang Expressway Co. Ltd., Class H	280,000	292,135
Zhejiang Longsheng Group Co. Ltd., Class A	42,000	68,126
Zhejiang Zheneng Electric Power Co. Ltd., Class A	112,000	79,962
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	28,000	105,226
Zhongjin Gold Corp. Ltd., Class A	56,000	72,685
Zhongsheng Group Holdings Ltd.	70,000	162,654
Zhuzhou CRRC Times Electric Co. Ltd., Class H	56,000	314,250
Zijin Mining Group Co. Ltd., Class A	154,000	82,346
Zijin Mining Group Co. Ltd., Class H	591,000	252,970
ZTE Corp., Class H(a)	56,048	167,434
ZTO Express Cayman Inc., ADR	33,880	673,534

		182,159,010

India — 16.1%
Adani Ports & Special Economic Zone Ltd.	59,781	273,874
Ambuja Cements Ltd.	66,220	197,423
Ashok Leyland Ltd.	136,382	165,861
Asian Paints Ltd.	31,780	627,859
Aurobindo Pharma Ltd.	29,960	299,932
Avenue Supermarts Ltd.(a)(b)	13,300	272,222
Axis Bank Ltd.(a)	194,880	1,944,108
Bajaj Auto Ltd.	8,960	365,398
Bajaj Finance Ltd.	18,900	703,905
Bajaj Finserv Ltd.	3,920	356,167
Bharat Forge Ltd.	20,860	150,424
Bharat Petroleum Corp. Ltd.	84,560	401,304
Bharti Airtel Ltd.	148,680	664,841
Bharti Infratel Ltd.	36,820	152,014
Bosch Ltd.	840	224,700
Britannia Industries Ltd.	6,160	264,748
Cadila Healthcare Ltd.	22,820	102,251
Cipla Ltd./India	39,340	306,722
Coal India Ltd.	76,440	245,356
Container Corp. of India Ltd.	16,450	109,337
Dabur India Ltd.	58,380	359,549
Divi’s Laboratories Ltd.	8,680	201,879
Dr. Reddy’s Laboratories Ltd.	12,180	450,656
Eicher Motors Ltd.	1,400	391,090
GAIL India Ltd.	81,340	391,111
Glenmark Pharmaceuticals Ltd.	15,820	132,685
Godrej Consumer Products Ltd.	39,668	375,257
Grasim Industries Ltd.	35,467	387,475
Havells India Ltd.	28,280	284,425
HCL Technologies Ltd.	58,100	860,886
Hero MotoCorp Ltd.	5,040	186,227
Hindalco Industries Ltd.	128,660	354,091
Hindustan Petroleum Corp. Ltd.	68,040	213,659
Hindustan Unilever Ltd.	70,980	1,729,087

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Housing Development Finance Corp. Ltd.	172,900	$4,475,752
ICICI Bank Ltd.	253,960	1,250,229
Indiabulls Housing Finance Ltd.	31,080	286,324
Indian Oil Corp. Ltd.	150,640	306,252
Infosys Ltd.	373,240	3,853,291
InterGlobe Aviation Ltd.(b)	10,360	163,915
ITC Ltd.	382,060	1,482,823
JSW Steel Ltd.	90,902	359,256
Larsen & Toubro Ltd.	51,100	928,908
LIC Housing Finance Ltd.	32,760	219,010
Lupin Ltd.	24,220	260,073
Mahindra & Mahindra Financial Services Ltd.	34,249	190,852
Mahindra & Mahindra Ltd.	80,511	731,123
Marico Ltd.	49,280	235,362
Maruti Suzuki India Ltd.	11,340	1,088,892
Motherson Sumi Systems Ltd.	107,426	245,584
Nestle India Ltd.	2,520	376,966
NTPC Ltd.	194,460	386,179
Oil & Natural Gas Corp. Ltd.	135,940	284,107
Page Industries Ltd.	560	175,476
Petronet LNG Ltd.	62,720	197,173
Pidilite Industries Ltd.	11,340	183,741
Piramal Enterprises Ltd.	9,190	300,606
Power Grid Corp. of India Ltd.	160,860	413,536
REC Ltd.	72,240	138,485
Reliance Industries Ltd.	303,940	5,260,580
Shree Cement Ltd.	980	228,621
Shriram Transport Finance Co. Ltd.	16,940	272,047
State Bank of India(a)	190,820	721,817
Sun Pharmaceutical Industries Ltd.	89,740	561,646
Tata Consultancy Services Ltd.	97,300	2,713,340
Tata Motors Ltd.(a)	160,720	400,974
Tata Power Co. Ltd. (The)	58,660	53,979
Tata Steel Ltd.	38,220	268,919
Tech Mahindra Ltd.	49,420	576,805
Titan Co. Ltd.	32,760	472,196
UltraTech Cement Ltd.	9,940	534,759
United Spirits Ltd.(a)	32,900	252,672
UPL Ltd.	38,298	472,545
Vedanta Ltd.	135,660	323,099
Vodafone Idea Ltd.(a)	219,100	92,105
Wipro Ltd.	120,960	627,365
Yes Bank Ltd.	182,560	593,294
Zee Entertainment Enterprises Ltd.	51,800	339,889

		47,447,090

Russia — 7.0%
Alrosa PJSC	294,000	424,294
Gazprom PJSC	986,424	2,379,977
Gazprom PJSC, ADR	90,160	427,719
Inter RAO UES PJSC	4,060,000	241,211
LUKOIL PJSC	37,380	3,120,472
LUKOIL PJSC, ADR	15,280	1,271,296
Magnit PJSC, GDR(e)	26,319	377,941
Magnitogorsk Iron & Steel Works PJSC	322,000	217,448
MMC Norilsk Nickel PJSC	7,000	1,499,296
Mobile TeleSystems PJSC,ADR	55,580	429,633
Moscow Exchange MICEX-RTS PJSC(a)	96,000	132,893
Novatek PJSC, GDR(e)	9,800	1,698,340
Novolipetsk Steel PJSC	133,000	319,783
PhosAgro PJSC, GDR(e)	16,800	229,488

Security	Shares	Value

Russia (continued)
Polymetal International PLC	13,206	$152,221
Polyus PJSC	2,093	173,739
Rosneft Oil Co. PJSC	85,562	517,816
Rosneft Oil Co. PJSC, GDR(e)	40,000	239,600
Sberbank of Russia PJSC	1,164,350	3,671,710
Severstal PJSC .	21,000	327,861
Surgutneftegas PJSC	672,010	261,987
Surgutneftegas PJSC, ADR	11,340	43,704
Tatneft PJSC	168,003	1,978,673
VTB Bank PJSC	254,006,001	138,381
X5 Retail Group NV, GDR(e)	12,460	317,001

		20,592,484

Total Common Stocks — 94.2% (Cost: $256,831,140)		276,852,942

Preferred Stocks

Brazil — 5.4%
Banco Bradesco SA, Preference Shares, NVS	350,002	4,038,287
Braskem SA, Class A, Preference Shares, NVS	14,000	203,080
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	28,082	291,809
Cia. Brasileira de Distribuicao, Preference Shares, NVS	14,356	356,426
Cia. Energetica de Minas Gerais, Preference Shares, NVS	98,087	376,629
Gerdau SA, Preference Shares, NVS	112,000	452,151
Itau Unibanco Holding SA, Preference Shares, NVS	504,056	4,735,122
Itausa-Investimentos Itau SA, Preference Shares, NVS	490,044	1,616,384
Lojas Americanas SA, Preference Shares, NVS	84,104	446,506
Petroleo Brasileiro SA, Preference Shares, NVS	392,014	2,828,585
Telefonica Brasil SA, Preference Shares, NVS	42,064	524,812

		15,869,791

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	812,000	495,053

Total Preferred Stocks — 5.6% (Cost: $11,857,215)		16,364,844

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.62%(f)(g)(h)	1,839,262	1,839,999
BlackRock Cash Funds: Treasury, SLAgency Shares, 2.33%(f)(g)	130,111	130,111

		1,970,110

Total Short-Term Investments — 0.7% (Cost: $1,969,467)		1,970,110

Total Investments in Securities — 100.5% (Cost: $270,657,822)		295,187,896

Other Assets, Less Liabilities — (0.5)%		(1,399,148)

Net Assets — 100.0%		$293,788,748

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI BRIC ETF

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SLAgency Shares	3,027,232	(1,187,970)	1,839,262	$1,839,999	$30,496	(b)	$1,001		$(53)
BlackRock Cash Funds: Treasury, SLAgency Shares	—	130,111	130,111	130,111	3,625		—		—

				$1,970,110	$34,121		$1,001		$(53)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$276,852,811	$—	$131	$276,852,942
Preferred Stocks	16,364,844	—	—	16,364,844
Money Market Funds	1,970,110	—	—	1,970,110

	$295,187,765	$—	$131	$295,187,896

See notes to consolidated financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 43.3%
3SBio Inc.(a)	173,500	$286,890
51job Inc., ADR(b)(c)	3,241	234,195
58.com Inc., ADR(b)	12,227	891,471
AAC Technologies Holdings Inc.	97,000	576,454
Agile Group Holdings Ltd.	218,000	272,438
Agricultural Bank of China Ltd., Class A	96,700	54,884
Agricultural Bank of China Ltd., Class H	3,828,000	1,833,586
Air China Ltd., Class H	232,000	250,625
Alibaba Group Holding Ltd., ADR(b)(c)	164,102	30,035,588
Alibaba Health Information Technology Ltd.(b)	232,000	237,917
Alibaba Pictures Group Ltd.(b)(c)	750,000	138,539
Aluminum Corp. of China Ltd., Class H(b)	566,000	232,174
Angang Steel Co. Ltd., Class A	26,900	22,781
Angang Steel Co. Ltd., Class H	126,000	93,740
Anhui Conch Cement Co. Ltd., Class A	9,700	51,360
Anhui Conch Cement Co. Ltd., Class H	156,500	895,163
ANTA Sports Products Ltd.	141,000	826,263
Autohome Inc., ADR(b)	7,843	737,634
AviChina Industry & Technology Co. Ltd., Class H	302,000	214,291
BAIC Motor Corp. Ltd., Class H(a)	242,000	153,836
Baidu Inc., ADR(b)	36,459	5,926,046
Bank of Beijing Co. Ltd., Class A	43,500	41,712
Bank of China Ltd., Class A	83,300	47,776
Bank of China Ltd., Class H	10,427,000	4,861,630
Bank of Communications Co. Ltd., Class A	79,000	75,517
Bank of Communications Co. Ltd., Class H	1,106,000	928,500
Bank of Jiangsu Co. Ltd., Class A	19,799	20,996
Bank of Ningbo Co. Ltd., Class A	10,100	29,115
Bank of Shanghai Co. Ltd., Class A	15,000	27,557
Baoshan Iron & Steel Co. Ltd., Class A	46,100	51,641
Baozun Inc., ADR(b)(c)	2,086	78,121
BBMG Corp., Class H	343,000	125,843
Beijing Capital International Airport Co. Ltd., Class H	240,000	240,006
Beijing Enterprises Holdings Ltd.	66,000	387,182
Beijing Enterprises Water Group Ltd.(c)	746,000	446,661
BOC Aviation Ltd.(a)	28,700	248,252
BOE Technology Group Co. Ltd., Class A	100,700	61,215
Brilliance China Automotive Holdings Ltd.	400,000	391,857
BYD Co. Ltd., Class H(c)	87,000	556,371
BYD Electronic International Co. Ltd.	95,000	121,506
CAR Inc.(b)	90,000	79,110
CGN Power Co. Ltd., Class H(a)	1,406,000	370,764
Changjiang Securities Co. Ltd., Class A	22,000	23,100
China Agri-Industries Holdings Ltd.	268,000	95,253
China Cinda Asset Management Co. Ltd., Class H	1,237,000	359,291
China CITIC Bank Corp. Ltd., Class H	1,201,000	780,287
China Coal Energy Co. Ltd., Class H	322,000	139,879
China Communications Construction Co. Ltd., Class H	569,000	613,231
China Communications Services Corp. Ltd., Class H	318,000	319,629
China Conch Venture Holdings Ltd.	205,500	685,890
China Construction Bank Corp., Class A	20,200	21,663
China Construction Bank Corp., Class H	12,690,000	11,283,880
China Eastern Airlines Corp. Ltd., Class A	41,100	35,850
China Eastern Airlines Corp. Ltd., Class H	160,000	102,117
China Everbright Bank Co. Ltd., Class A	93,000	58,757
China Everbright Bank Co. Ltd., Class H	289,000	138,429
China Everbright International Ltd.	447,481	437,801
China Everbright Ltd.	116,000	234,370

Security	Shares	Value

China (continued)
China Evergrande Group(c)	348,000	$1,075,059
China First Capital Group Ltd.(b)	418,000	185,309
China Galaxy Securities Co. Ltd., Class H	488,500	332,313
China Gas Holdings Ltd.	229,600	754,628
China Huarong Asset Management Co. Ltd., Class H(a)	1,359,000	311,626
China Huishan Dairy Holdings Co. Ltd.(b)(d)	20,200	51
China International Capital Corp. Ltd., Class H(a)	141,200	328,096
China International Marine Containers Group Co. Ltd., Class A	9,900	19,563
China International Travel Service Corp. Ltd., Class A	4,300	40,976
China Jinmao Holdings Group Ltd.	676,000	328,105
China Life Insurance Co. Ltd., Class H	980,000	2,696,629
China Literature Ltd.(a)(b)(c)	2,800	13,358
China Longyuan Power Group Corp. Ltd., Class H	422,000	315,030
China Medical System Holdings Ltd.	187,000	196,772
China Mengniu Dairy Co. Ltd.	361,000	1,115,219
China Merchants Bank Co. Ltd., Class A	22,700	107,614
China Merchants Bank Co. Ltd., Class H	512,831	2,351,896
China Merchants Port Holdings Co. Ltd.	178,000	374,150
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	14,600	46,230
China Minsheng Banking Corp. Ltd., Class A	88,800	86,609
China Minsheng Banking Corp. Ltd., Class H	709,660	547,853
China Mobile Ltd.	810,000	8,523,274
China Molybdenum Co. Ltd., Class H	516,000	247,160
China National Building Material Co. Ltd., Class H	506,000	402,877
China National Nuclear Power Co. Ltd., Class A	43,900	39,276
China Oilfield Services Ltd., Class H	236,000	233,601
China Overseas Land & Investment Ltd.	506,000	1,862,901
China Pacific Insurance Group Co. Ltd., Class A	10,900	55,386
China Pacific Insurance Group Co. Ltd., Class H	340,600	1,282,164
China Petroleum & Chemical Corp., Class A	68,500	61,490
China Petroleum & Chemical Corp., Class H	3,324,600	2,871,511
China Power International Development Ltd.	622,000	156,891
China Railway Construction Corp. Ltd., Class A	15,999	27,242
China Railway Construction Corp. Ltd., Class H	264,000	380,035
China Railway Group Ltd., Class H	505,000	500,510
China Railway Signal & Communication Corp. Ltd., Class H(a)	195,000	161,469
China Reinsurance Group Corp., Class H	816,000	188,153
China Resources Beer Holdings Co. Ltd.	192,000	715,432
China Resources Cement Holdings Ltd.	340,000	362,098
China Resources Gas Group Ltd.	116,000	503,911
China Resources Land Ltd.	365,777	1,365,292
China Resources Pharmaceutical Group Ltd.(a)	209,000	280,094
China Resources Power Holdings Co. Ltd.	250,000	473,897
China Shenhua Energy Co. Ltd., Class H	450,000	1,109,837
China Southern Airlines Co. Ltd., Class H	268,000	218,844
China State Construction Engineering Corp. Ltd., Class A	59,740	54,875
China State Construction International Holdings Ltd.	284,000	300,288
China Taiping Insurance Holdings Co. Ltd.	220,300	681,965
China Telecom Corp. Ltd., Class H	1,836,000	994,038
China Tower Corp. Ltd., Class H(a)(b)	4,556,000	1,079,538
China Traditional Chinese Medicine Holdings Co. Ltd.	306,000	201,926
China Travel International Investment Hong Kong Ltd.	352,000	104,482
China Unicom Hong Kong Ltd.	814,000	965,418
China Vanke Co. Ltd., Class A	14,900	62,291
China Vanke Co. Ltd., Class H	159,900	607,024
China Yangtze Power Co. Ltd., Class A	22,500	54,778
China Zhongwang Holdings Ltd.	236,400	125,280

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chongqing Rural Commercial Bank Co. Ltd., Class H	365,000	$228,305
CIFI Holdings Group Co. Ltd.	450,000	293,511
CITIC Ltd.	770,000	1,171,215
CITIC Securities Co. Ltd., Class A	20,500	71,985
CITIC Securities Co. Ltd., Class H	296,500	718,417
CNOOC Ltd.	2,354,000	4,060,379
COSCO SHIPPING Development Co. Ltd., Class A(b)	75,900	33,896
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	174,000	102,408
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	360,000	156,845
COSCO SHIPPING Ports Ltd.	228,000	242,238
Country Garden Holdings Co. Ltd.	1,000,828	1,318,322
Country Garden Services Holdings Co. Ltd.(b)	64,000	105,338
CRRC Corp. Ltd., Class A	31,300	44,225
CRRC Corp. Ltd., Class H	557,750	585,475
CSPC Pharmaceutical Group Ltd.	616,000	1,051,543
Ctrip.com International Ltd., ADR(b)	51,899	1,771,313
Dali Foods Group Co. Ltd.(a)	288,000	196,285
Daqin Railway Co. Ltd., Class A	18,899	25,207
Datang International Power Generation Co. Ltd., Class H	420,000	116,640
Dongfeng Motor Group Co. Ltd., Class H	346,000	368,048
ENN Energy Holdings Ltd.	99,800	1,029,810
Far East Horizon Ltd.	294,000	328,090
Focus Media Information Technology Co. Ltd., Class A	18,400	18,523
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,800	20,615
Fosun International Ltd.	352,500	580,180
Fullshare Holdings Ltd.(c)	557,500	111,503
Future Land Development Holdings Ltd.	238,000	204,958
Fuyao Glass Industry Group Co. Ltd., Class H(a)	72,000	257,280
GDS Holdings Ltd., ADR(b)	7,603	252,952
Geely Automobile Holdings Ltd.	650,000	1,220,541
Gemdale Corp., Class A	13,200	22,298
Genscript Biotech Corp.(b)	106,000	198,232
GF Securities Co. Ltd., Class H	209,200	352,851
GOME Retail Holdings Ltd.(b)(c)	1,665,000	150,596
Great Wall Motor Co. Ltd., Class H(c)	415,500	304,355
Gree Electric Appliances Inc. of Zhuhai, Class A	4,600	30,780
Greentown China Holdings Ltd.	135,000	114,710
Guangdong Investment Ltd.	380,000	729,038
Guangzhou Automobile Group Co. Ltd., Class H	396,800	487,798
Guangzhou R&F Properties Co. Ltd., Class H	128,800	240,870
Guotai Junan Securities Co. Ltd., Class A	18,300	53,327
Guotai Junan Securities Co. Ltd., Class H(a)	80,000	178,145
Haier Electronics Group Co. Ltd.	158,000	470,993
Haitian International Holdings Ltd.	95,000	207,674
Haitong Securities Co. Ltd., Class H	434,400	576,632
Hanergy Thin Film Power Group Ltd.(b)(d)	2,513	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	13,200	68,019
Hengan International Group Co. Ltd.	96,000	775,969
HengTen Networks Group Ltd.(b)	2,564,000	91,457
Hua Hong Semiconductor Ltd.(a)	9,000	21,050
Huadian Power International Corp. Ltd., Class H	244,000	106,928
Huaneng Power International Inc., Class H	558,000	344,050
Huaneng Renewables Corp. Ltd., Class H	644,000	196,076
Huatai Securities Co. Ltd., Class A	12,200	41,929
Huatai Securities Co. Ltd., Class H(a)	206,400	418,069
Huaxia Bank Co. Ltd., Class A	39,700	49,334
Huazhu Group Ltd., ADR(c)	17,434	611,410
Industrial & Commercial Bank of China Ltd., Class A	94,400	81,073
Industrial & Commercial Bank of China Ltd., Class H	9,121,000	7,018,120

Security	Shares	Value

China (continued)
Industrial Bank Co. Ltd., Class A	25,800	$68,824
Industrial Securities Co. Ltd., Class A	42,900	43,828
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,600	34,733
Inner Mongolia Yitai Coal Co. Ltd., Class B	151,200	186,732
iQIYI Inc., ADR(b)	1,037	28,165
JD.com Inc., ADR(b)(c)	95,398	2,643,479
Jiangsu Expressway Co. Ltd., Class H	170,000	234,324
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,600	60,139
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,803	29,905
Jiangxi Copper Co. Ltd., Class H	178,000	243,084
Jiayuan International Group Ltd.	126,000	61,316
Kaisa Group Holdings Ltd.	332,000	118,423
Kangmei Pharmaceutical Co. Ltd., Class A	5,900	9,359
Kingboard Holdings Ltd.	93,000	325,804
Kingboard Laminates Holdings Ltd.	161,000	197,307
Kingdee International Software Group Co. Ltd.	254,000	275,039
Kingsoft Corp. Ltd.	107,000	208,008
Kunlun Energy Co. Ltd.	436,000	478,779
Kweichow Moutai Co. Ltd., Class A	1,418	159,906
KWG Group Holdings Ltd.	173,000	162,646
Lee & Man Paper Manufacturing Ltd.	205,000	188,814
Legend Holdings Corp., Class H(a)	46,300	128,877
Lenovo Group Ltd.(c)	968,000	871,839
Logan Property Holdings Co. Ltd.	180,000	256,363
Longfor Group Holdings Ltd.	196,000	581,773
Luye Pharma Group Ltd.(a)(c)	167,000	124,668
Luzhou Laojiao Co. Ltd., Class A	2,500	19,133
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	13,320	34,418
Meitu Inc.(a)(b)(c)	207,000	84,648
Metallurgical Corp. of China Ltd., Class A	72,100	37,476
Metallurgical Corp. of China Ltd., Class H	345,000	101,085
Midea Group Co. Ltd., Class A	10,400	74,219
MMG Ltd.(b)	324,000	153,543
Momo Inc., ADR(b)	15,774	523,224
NetEase Inc., ADR	10,468	2,336,667
New China Life Insurance Co. Ltd., Class A	3,600	26,971
New China Life Insurance Co. Ltd., Class H	112,000	542,179
New Oriental Education & Technology Group Inc., ADR(b)	18,805	1,543,138
Nexteer Automotive Group Ltd.	109,000	155,242
Nine Dragons Paper Holdings Ltd.	222,000	230,207
Noah Holdings Ltd., ADR(b)(c)	3,818	220,489
People’s Insurance Co. Group of China Ltd. (The), Class H	1,007,000	456,689
PetroChina Co. Ltd., Class H	2,782,000	1,839,356
PICC Property & Casualty Co. Ltd., Class H	908,740	1,088,200
Pinduoduo Inc., ADR(b)	12,584	376,765
Ping An Bank Co. Ltd., Class A	21,000	38,768
Ping An Insurance Group Co. of China Ltd., Class A	12,600	131,755
Ping An Insurance Group Co. of China Ltd., Class H	685,500	7,217,582
Poly Developments and Holdings Group Co. Ltd., Class A	13,100	25,847
Postal Savings Bank of China Co. Ltd., Class H(a)	471,000	282,007
Qingdao Haier Co. Ltd., Class A	10,700	26,338
RiseSun Real Estate Development Co. Ltd., Class A	14,900	21,253
SAIC Motor Corp. Ltd., Class A	10,400	43,991
Semiconductor Manufacturing International Corp.(b)(c)	372,300	377,052
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	260,000	225,891
Shanghai Electric Group Co. Ltd., Class H	434,000	160,888
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	5,100	21,923
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	73,500	260,768

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Industrial Holdings Ltd.	63,000	$141,252
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	116,180	164,162
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	10,800	29,713
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	114,100	256,404
Shanghai Pudong Development Bank Co. Ltd., Class A	34,000	59,619
Shenwan Hongyuan Group Co. Ltd., Class A	88,300	72,537
Shenzhen International Holdings Ltd.	124,000	255,905
Shenzhen Investment Ltd.	450,000	167,966
Shenzhou International Group Holdings Ltd.	98,600	1,230,961
Shimao Property Holdings Ltd.	150,000	354,659
Shui On Land Ltd.	496,000	123,845
Sihuan Pharmaceutical Holdings Group Ltd.	499,000	104,252
SINA Corp./China(b)	8,643	582,279
Sino Biopharmaceutical Ltd.	878,500	762,132
Sino-Ocean Group Holding Ltd.	362,500	169,479
Sinopec Engineering Group Co. Ltd., Class H	176,500	160,316
Sinopec Shanghai Petrochemical Co. Ltd., Class H	411,000	208,385
Sinopharm Group Co. Ltd., Class H	157,600	700,685
Sinotrans Ltd., Class H	286,000	134,442
Sinotruk Hong Kong Ltd.	97,000	176,458
SOHO China Ltd.(b)	321,000	136,991
SSY Group Ltd.	218,000	193,289
Sun Art Retail Group Ltd.	325,000	330,391
Sunac China Holdings Ltd.	319,000	1,334,958
Suning.com Co. Ltd., Class A	13,300	24,315
Sunny Optical Technology Group Co. Ltd.	94,100	1,114,844
TAL Education Group, ADR(b)	43,699	1,555,684
Tencent Holdings Ltd.	739,000	31,613,060
Tingyi Cayman Islands Holding Corp.	258,000	358,251
Tong Ren Tang Technologies Co. Ltd., Class H	82,000	107,386
Towngas China Co. Ltd.	118,000	94,102
TravelSky Technology Ltd., Class H	126,000	365,169
Tsingtao Brewery Co. Ltd., Class H	48,000	203,623
Uni-President China Holdings Ltd.	195,000	173,641
Vipshop Holdings Ltd., ADR(b)	56,844	408,140
Want Want China Holdings Ltd.	654,000	527,379
Weibo Corp., ADR(b)(c)	6,167	445,566
Weichai Power Co. Ltd., Class H	270,200	375,192
Wuliangye Yibin Co. Ltd., Class A	4,700	50,193
Wuxi Biologics Cayman Inc.(a)(b)	64,000	607,404
XCMG Construction Machinery Co. Ltd., Class A	34,200	20,126
Xiaomi Corp., Class B(a)(b)	211,400	322,090
Xinhu Zhongbao Co. Ltd., Class A	19,200	10,496
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	15,800	32,614
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	79,800	91,493
Xinyi Solar Holdings Ltd.	366,000	179,974
Yanzhou Coal Mining Co. Ltd., Class H	228,000	226,263
Yuexiu Property Co. Ltd.	868,000	200,143
Yum China Holdings Inc.	48,409	2,019,623
Yunnan Baiyao Group Co. Ltd., Class A(d)	2,100	26,686
Yuzhou Properties Co. Ltd.	192,000	93,679
YY Inc., ADR(b)	6,258	441,189
Zhaojin Mining Industry Co. Ltd., Class H(c)	149,000	158,874
Zhejiang Expressway Co. Ltd., Class H	198,000	206,581
Zhejiang Semir Garment Co. Ltd., Class A	19,900	29,871
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	24,900	93,576
Zhongsheng Group Holdings Ltd.	78,500	182,405

Security	Shares	Value

China (continued)
Zhuzhou CRRC Times Electric Co. Ltd., Class H	69,500	$390,007
Zijin Mining Group Co. Ltd., Class H	796,000	340,717
ZTE Corp., Class H(b)	98,960	295,627
ZTO Express Cayman Inc., ADR	23,313	463,462

		215,697,169

India — 11.7%
Adani Ports & Special Economic Zone Ltd.	69,580	318,766
Ambuja Cements Ltd.	77,413	230,793
Ashok Leyland Ltd.	150,048	182,481
Asian Paints Ltd.	38,301	756,691
Aurobindo Pharma Ltd.	34,655	346,934
Avenue Supermarts Ltd.(a)(b)	16,184	331,251
Axis Bank Ltd.(b)	226,967	2,264,205
Bajaj Auto Ltd.	11,396	464,740
Bajaj Finance Ltd.	22,954	854,890
Bajaj Finserv Ltd.	5,103	463,653
Bharat Forge Ltd.	26,703	192,559
Bharat Petroleum Corp. Ltd.	102,207	485,053
Bharti Airtel Ltd.	185,044	827,448
Bharti Infratel Ltd.	45,072	186,083
Bosch Ltd.	980	262,150
Britannia Industries Ltd.	7,693	330,634
Cadila Healthcare Ltd.	28,422	127,352
Cipla Ltd./India	44,702	348,528
Coal India Ltd.	91,987	295,259
Container Corp. of India Ltd.	27,371	181,925
Dabur India Ltd.	69,972	430,941
Dr. Reddy’s Laboratories Ltd.	15,067	557,475
Eicher Motors Ltd.	1,771	494,728
GAIL India Ltd.	104,977	504,766
Glenmark Pharmaceuticals Ltd.	18,631	156,262
Godrej Consumer Products Ltd.	48,567	459,441
Grasim Industries Ltd.	44,464	485,767
Havells India Ltd.	34,272	344,690
HCL Technologies Ltd.	71,622	1,061,246
Hero MotoCorp Ltd.	6,869	253,808
Hindalco Industries Ltd.	150,868	415,211
Hindustan Petroleum Corp. Ltd.	76,638	240,658
Hindustan Unilever Ltd.	85,661	2,086,720
Housing Development Finance Corp. Ltd.	208,664	5,401,552
ICICI Bank Ltd.	315,694	1,554,141
Indiabulls Housing Finance Ltd.	37,187	342,585
Indian Oil Corp. Ltd.	242,337	492,672
Infosys Ltd.	461,078	4,760,121
InterGlobe Aviation Ltd.(a)	11,749	185,891
ITC Ltd.	449,930	1,746,235
JSW Steel Ltd.	109,229	431,687
Larsen & Toubro Ltd.	63,041	1,145,974
LIC Housing Finance Ltd.	38,421	256,856
Lupin Ltd.	28,819	309,457
Mahindra & Mahindra Financial Services Ltd.	39,489	220,052
Mahindra & Mahindra Ltd.	99,664	905,052
Marico Ltd.	61,780	295,062
Maruti Suzuki India Ltd.	14,022	1,346,424
Motherson Sumi Systems Ltd.	122,399	279,813
Nestle India Ltd.	3,084	461,334
NTPC Ltd.	262,957	522,208
Oil & Natural Gas Corp. Ltd.	194,983	407,504
Page Industries Ltd.	460	144,141
Petronet LNG Ltd.	78,750	247,567

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Pidilite Industries Ltd.	15,992	$259,116
Piramal Enterprises Ltd.	11,123	363,835
Power Grid Corp. of India Ltd.	208,444	535,864
REC Ltd.	93,891	179,990
Reliance Industries Ltd.	375,901	6,506,078
Shree Cement Ltd.	1,068	249,150
Shriram Transport Finance Co. Ltd.	18,716	300,569
State Bank of India(b)	229,936	869,781
Sun Pharmaceutical Industries Ltd.	110,895	694,046
Tata Consultancy Services Ltd.	118,827	3,313,649
Tata Motors Ltd.(b)	211,815	528,449
Tata Power Co. Ltd. (The)	150,665	138,641
Tata Steel Ltd.	47,162	331,836
Tech Mahindra Ltd.	62,225	726,259
Titan Co. Ltd.	41,167	593,373
UltraTech Cement Ltd.	12,755	686,202
United Spirits Ltd.(b)	39,490	303,283
UPL Ltd.	47,460	585,591
Vedanta Ltd.	166,762	397,174
Vodafone Idea Ltd.(b)	271,445	114,110
Wipro Ltd.	150,270	779,383
Yes Bank Ltd.	218,829	711,163
Zee Entertainment Enterprises Ltd.	62,988	413,300

		57,980,278

Indonesia — 3.0%
Adaro Energy Tbk PT	1,948,000	181,402
Astra International Tbk PT	2,664,900	1,354,472
Bank Central Asia Tbk PT	1,295,900	2,540,213
Bank Danamon Indonesia Tbk PT	386,300	234,100
Bank Mandiri Persero Tbk PT	2,460,300	1,246,109
Bank Negara Indonesia Persero Tbk PT	981,000	613,670
Bank Rakyat Indonesia Persero Tbk PT	7,311,300	2,000,960
Bank Tabungan Negara Persero Tbk PT	615,200	106,269
Bumi Serpong Damai Tbk PT(b)	959,600	92,430
Charoen Pokphand Indonesia Tbk PT	992,500	515,035
Gudang Garam Tbk PT	62,700	380,635
Hanjaya Mandala Sampoerna Tbk PT	1,248,300	337,198
Indah Kiat Pulp & Paper Corp. Tbk PT	372,900	292,250
Indocement Tunggal Prakarsa Tbk PT	237,100	324,027
Indofood CBP Sukses Makmur Tbk PT	302,200	219,655
Indofood Sukses Makmur Tbk PT	584,500	293,964
Jasa Marga Persero Tbk PT	306,498	113,841
Kalbe Farma Tbk PT	2,818,600	299,542
Pakuwon Jati Tbk PT	2,025,300	89,261
Perusahaan Gas Negara Persero Tbk PT	1,588,200	286,762
Semen Indonesia Persero Tbk PT	392,700	353,130
Surya Citra Media Tbk PT	868,900	108,091
Telekomunikasi Indonesia Persero Tbk PT	6,620,900	1,816,718
Tower Bersama Infrastructure Tbk PT	296,400	83,858
Unilever Indonesia Tbk PT	203,900	705,515
United Tractors Tbk PT	217,800	410,286

		14,999,393

Malaysia — 3.2%
AirAsia Group Bhd	204,400	139,232
Alliance Bank Malaysia Bhd	144,300	140,521
AMMB Holdings Bhd	217,600	239,191
Axiata Group Bhd	360,600	368,891
British American Tobacco Malaysia Bhd	18,600	154,142
CIMB Group Holdings Bhd	604,300	869,336

Security	Shares	Value

Malaysia (continued)
Dialog Group Bhd	482,678	$383,389
DiGi.Com Bhd(c)	414,000	463,224
Fraser & Neave Holdings Bhd	17,700	153,648
Gamuda Bhd	251,600	181,902
Genting Bhd	277,000	502,026
Genting Malaysia Bhd(c)	414,000	356,326
Genting Plantations Bhd	37,800	97,602
HAP Seng Consolidated Bhd	77,800	188,450
Hartalega Holdings Bhd	175,100	215,296
Hong Leong Bank Bhd	89,600	468,877
Hong Leong Financial Group Bhd	31,900	154,538
IHH Healthcare Bhd	321,100	452,454
IJM Corp. Bhd(c)	404,100	178,871
IOI Corp. Bhd	255,000	281,557
IOI Properties Group Bhd	277,943	110,043
Kuala Lumpur Kepong Bhd	56,300	342,521
Malayan Banking Bhd	497,900	1,166,848
Malaysia Airports Holdings Bhd	109,300	219,594
Maxis Bhd(c)	309,100	408,181
MISC Bhd	144,500	245,186
Nestle Malaysia Bhd	7,800	283,880
Petronas Chemicals Group Bhd	319,900	725,311
Petronas Dagangan Bhd	25,800	169,399
Petronas Gas Bhd	92,400	410,818
PPB Group Bhd	73,280	330,855
Press Metal Aluminium Holdings Bhd(c)	173,300	180,268
Public Bank Bhd	383,510	2,357,740
RHB Bank Bhd	137,962	192,024
RHB Capital Bhd(b)(d)	28,800	—
Sime Darby Bhd	316,400	168,840
Sime Darby Plantation Bhd	311,000	390,041
Sime Darby Property Bhd	437,800	113,043
SP Setia Bhd Group	220,700	124,285
Telekom Malaysia Bhd(c)	154,900	116,180
Tenaga Nasional Bhd(c)	409,600	1,351,735
Top Glove Corp. Bhd	194,900	217,594
Westports Holdings Bhd	128,000	116,149
YTL Corp. Bhd	383,708	100,020

		15,830,028

Pakistan — 0.0%
Habib Bank Ltd.	62,100	58,930
MCB Bank Ltd.	51,800	76,720
Oil & Gas Development Co. Ltd.	82,400	88,742

		224,392

Philippines — 1.5%
Aboitiz Equity Ventures Inc.	248,850	293,501
Aboitiz Power Corp.	211,800	142,715
Alliance Global Group Inc.	568,800	150,668
Ayala Corp.	32,760	585,905
Ayala Land Inc.	962,500	818,832
Bank of the Philippine Islands	117,772	191,277
BDO Unibank Inc.	260,049	641,575
DMCI Holdings Inc.	566,100	124,778
Globe Telecom Inc.	4,685	172,109
GT Capital Holdings Inc.	11,506	212,456
International Container Terminal Services Inc.	59,410	133,248
JG Summit Holdings Inc.	376,716	482,185
Jollibee Foods Corp.	56,150	334,164
Manila Electric Co.	29,370	208,747

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Megaworld Corp.	1,613,500	$161,288
Metro Pacific Investments Corp.	1,976,400	179,603
Metropolitan Bank & Trust Co.	105,168	154,539
PLDT Inc.	11,440	227,827
Robinsons Land Corp.	274,390	124,144
Security Bank Corp.	26,770	85,817
SM Investments Corp.	31,509	572,669
SM Prime Holdings Inc.	1,326,950	983,924
Universal Robina Corp.	115,500	303,936

		7,285,907

South Korea — 17.8%
Amorepacific Corp.	4,157	739,219
AMOREPACIFIC Group	3,735	243,421
BGF retail Co. Ltd.	1,008	190,899
BNK Financial Group Inc.	34,000	214,333
Celltrion Healthcare Co. Ltd.(b)	4,725	293,238
Celltrion Inc.(b)	10,947	1,990,452
Celltrion Pharm Inc.(b)	2,180	117,461
Cheil Worldwide Inc.	9,242	205,843
CJ CheilJedang Corp.	1,095	313,497
CJ Corp.	1,895	210,612
CJ ENM Co. Ltd.	1,507	319,301
CJ Logistics Corp.(b)	1,078	182,111
Coway Co. Ltd.	7,105	597,611
Daelim Industrial Co. Ltd.	3,601	299,683
Daewoo Engineering & Construction Co. Ltd.(b)	19,492	87,521
DB Insurance Co. Ltd.	6,466	416,809
DGB Financial Group Inc.	22,419	169,035
Doosan Bobcat Inc.	6,113	173,384
E-MART Inc.	2,716	434,676
GS Engineering & Construction Corp.	6,344	241,418
GS Holdings Corp.	7,010	334,077
GS Retail Co. Ltd.	3,271	112,552
Hana Financial Group Inc.	39,050	1,348,886
Hankook Tire Co. Ltd.	9,757	370,865
Hanmi Pharm Co. Ltd.	853	374,662
Hanmi Science Co. Ltd.	1,867	134,958
Hanon Systems	25,342	280,526
Hanwha Chemical Corp.	14,055	292,422
Hanwha Corp.	5,629	160,907
Hanwha Life Insurance Co. Ltd.	42,214	156,515
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	3,414	146,158
HLB Inc.(b)	4,189	334,464
Hotel Shilla Co. Ltd.	3,962	288,863
Hyundai Department Store Co. Ltd.	1,990	171,274
Hyundai Engineering & Construction Co. Ltd.	10,464	532,178
Hyundai Glovis Co. Ltd.	2,393	296,811
Hyundai Heavy Industries Co. Ltd.(b)	4,859	568,115
Hyundai Heavy Industries Holdings Co. Ltd.	1,289	413,736
Hyundai Marine & Fire Insurance Co. Ltd.	8,574	287,401
Hyundai Mobis Co. Ltd.	9,001	1,764,667
Hyundai Motor Co.	20,564	2,312,924
Hyundai Steel Co.	10,603	469,956
Industrial Bank of Korea	33,415	414,457
Kakao Corp.	6,646	611,595
Kangwon Land Inc.(b)	16,030	440,408
KB Financial Group Inc.	52,583	2,073,492
KCC Corp.	789	224,136
Kia Motors Corp.	34,986	1,136,959

Security	Shares	Value

South Korea (continued)
Korea Aerospace Industries Ltd.(b)	9,646	$315,616
Korea Electric Power Corp.(b)	33,886	1,049,993
Korea Gas Corp.	3,522	156,888
Korea Investment Holdings Co. Ltd.(b)	5,655	324,306
Korea Zinc Co. Ltd.(b)	1,134	460,275
Korean Air Lines Co. Ltd.(b)	6,345	207,607
KT Corp.	574	14,520
KT&G Corp.	15,370	1,441,749
Kumho Petrochemical Co. Ltd.	2,385	202,938
LG Chem Ltd.	6,094	2,115,859
LG Corp.	12,513	834,422
LG Display Co. Ltd.(b)	31,056	586,770
LG Electronics Inc.	14,059	881,266
LG Household & Health Care Ltd.	1,228	1,360,441
LG Innotek Co. Ltd.	1,970	189,170
LG Uplus Corp.	19,808	264,177
Lotte Chemical Corp.	2,274	644,977
Lotte Corp.	3,769	177,944
Lotte Shopping Co. Ltd.	1,420	241,149
Medy-Tox Inc.	563	273,316
Mirae Asset Daewoo Co. Ltd.	51,705	347,550
NAVER Corp.	18,523	2,190,414
NCSoft Corp.	2,324	952,578
Netmarble Corp.(a)(b)	3,362	352,730
NH Investment & Securities Co. Ltd.(b)	18,910	219,414
OCI Co. Ltd.(b)	2,373	227,869
Orange Life Insurance Ltd.(a)	4,475	142,045
Orion Corp./Republic of Korea	3,004	297,809
Ottogi Corp.	173	117,518
Pan Ocean Co. Ltd.(b)	30,895	118,806
Pearl Abyss Corp.(b)	780	124,903
POSCO	10,343	2,418,609
Posco Daewoo Corp.	5,945	100,167
S-1 Corp.	2,179	197,615
Samsung Biologics Co. Ltd.(a)(b)	2,169	725,121
Samsung C&T Corp.	10,122	1,039,469
Samsung Card Co. Ltd.	3,485	105,507
Samsung Electro-Mechanics Co. Ltd.	7,463	710,004
Samsung Electronics Co. Ltd.	622,986	24,981,478
Samsung Engineering Co. Ltd.(b)	21,264	296,830
Samsung Fire & Marine Insurance Co. Ltd.	4,059	1,088,102
Samsung Heavy Industries Co. Ltd.(b)	51,133	416,447
Samsung Life Insurance Co. Ltd.	9,403	741,572
Samsung SDI Co. Ltd.	7,280	1,537,299
Samsung SDS Co. Ltd.	4,616	946,019
Samsung Securities Co. Ltd.	8,255	254,322
Shinhan Financial Group Co. Ltd.	56,297	2,184,906
Shinsegae Inc.	977	248,007
SillaJen Inc.(b)(c)	6,624	437,595
SK Holdings Co. Ltd.	4,196	1,016,636
SK Hynix Inc.	76,786	4,779,070
SK Innovation Co. Ltd.	8,533	1,426,339
SK Telecom Co. Ltd.	2,739	634,400
S-Oil Corp.	5,943	528,408
ViroMed Co. Ltd.(b)	1,802	445,093
Woori Financial Group Inc.(b)	62,569	823,350
Yuhan Corp.	1,218	282,110

		88,693,982

Taiwan — 15.0%
Acer Inc.	387,062	255,933

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Advantech Co. Ltd.	45,282	$345,760
Airtac International Group	16,000	199,113
ASE Technology Holding Co. Ltd.	460,484	941,122
Asia Cement Corp.	303,229	382,281
Asustek Computer Inc.	93,000	663,282
AU Optronics Corp.	1,057,000	389,809
Catcher Technology Co. Ltd.	87,000	661,479
Cathay Financial Holding Co. Ltd.	1,070,944	1,576,325
Chailease Holding Co. Ltd.	154,105	605,875
Chang Hwa Commercial Bank Ltd.	763,585	458,997
Cheng Shin Rubber Industry Co. Ltd.	264,776	376,389
Chicony Electronics Co. Ltd.	80,518	177,903
China Airlines Ltd.	336,000	110,812
China Development Financial Holding Corp.	1,868,200	605,201
China Life Insurance Co. Ltd./Taiwan	324,298	302,944
China Steel Corp.	1,661,867	1,376,947
Chunghwa Telecom Co. Ltd.	499,000	1,734,863
Compal Electronics Inc.	571,000	354,365
CTBC Financial Holding Co. Ltd.	2,250,265	1,524,476
Delta Electronics Inc.	273,000	1,361,607
E.Sun Financial Holding Co. Ltd.	1,225,564	880,053
Eclat Textile Co. Ltd.	24,604	281,803
Eva Airways Corp.	325,669	163,488
Evergreen Marine Corp. Taiwan Ltd.	275,221	111,335
Far Eastern New Century Corp.	427,460	423,620
Far EasTone Telecommunications Co. Ltd.	216,000	506,022
Feng TAY Enterprise Co. Ltd.	43,064	270,755
First Financial Holding Co. Ltd.	1,246,725	842,587
Formosa Chemicals & Fibre Corp.	465,950	1,597,249
Formosa Petrochemical Corp.	169,000	639,725
Formosa Plastics Corp.	591,400	1,969,636
Formosa Taffeta Co. Ltd.	103,000	118,976
Foxconn Technology Co. Ltd.	123,521	253,251
Fubon Financial Holding Co. Ltd.	873,396	1,291,229
Giant Manufacturing Co. Ltd.	45,000	247,835
Globalwafers Co. Ltd.	31,000	337,433
Highwealth Construction Corp.	100,840	156,454
Hiwin Technologies Corp.	32,181	289,641
Hon Hai Precision Industry Co. Ltd.	1,737,651	4,104,665
Hotai Motor Co. Ltd.	37,000	402,141
Hua Nan Financial Holdings Co. Ltd.	990,461	608,247
Innolux Corp.	1,190,620	396,532
Inventec Corp.	345,980	267,552
Largan Precision Co. Ltd.	13,000	1,841,665
Lite-On Technology Corp.	263,032	380,747
MediaTek Inc.	197,176	1,793,878
Mega Financial Holding Co. Ltd.	1,430,542	1,266,624
Micro-Star International Co. Ltd.	88,000	233,893
Nan Ya Plastics Corp.	680,090	1,699,313
Nanya Technology Corp.	142,000	286,985
Nien Made Enterprise Co. Ltd.	20,000	173,834
Novatek Microelectronics Corp.	76,000	422,270
Pegatron Corp.	264,000	452,917
Phison Electronics Corp.	23,000	209,251
Pou Chen Corp.	283,000	356,779
Powertech Technology Inc.	103,000	239,624
President Chain Store Corp.	75,000	776,160
Quanta Computer Inc.	341,000	633,769
Realtek Semiconductor Corp.	62,140	359,395
Ruentex Development Co. Ltd.	80,439	126,762

Security	Shares	Value

Taiwan (continued)
Ruentex Industries Ltd.	50,113	$132,543
Shanghai Commercial & Savings Bank Ltd. (The)	154,000	239,683
Shin Kong Financial Holding Co. Ltd.	1,399,389	419,683
SinoPac Financial Holdings Co. Ltd.	1,419,699	495,890
Standard Foods Corp.	52,987	90,732
Synnex Technology International Corp.	186,050	226,695
TaiMed Biologics Inc.(b)	25,000	147,434
Taishin Financial Holding Co. Ltd.	1,254,129	568,456
Taiwan Business Bank .	487,278	179,702
Taiwan Cement Corp.	610,100	761,225
Taiwan Cooperative Financial Holding Co. Ltd.	1,187,626	737,045
Taiwan High Speed Rail Corp.	272,000	291,651
Taiwan Mobile Co. Ltd.	217,000	775,592
Taiwan Semiconductor Manufacturing Co. Ltd.	2,944,000	22,862,119
Uni-President Enterprises Corp.	633,650	1,544,157
United Microelectronics Corp.	1,601,000	595,631
Vanguard International Semiconductor Corp.	120,000	270,206
Walsin Technology Corp.	41,000	241,126
Win Semiconductors Corp.	52,000	295,680
Winbond Electronics Corp.	397,000	198,007
Wistron Corp.	396,080	274,765
WPG Holdings Ltd.	209,320	270,691
Yageo Corp.	32,151	361,453
Yuanta Financial Holding Co. Ltd.	1,319,893	748,367
Zhen Ding Technology Holding Ltd.	55,455	161,086

		74,709,197

Thailand — 3.3%
Advanced Info Service PCL, NVDR	141,100	814,921
Airports of Thailand PCL, NVDR	564,600	1,209,377
Bangkok Bank PCL, Foreign	31,400	213,236
Bangkok Dusit Medical Services PCL, NVDR	508,400	380,745
Bangkok Expressway & Metro PCL, NVDR	993,500	334,188
Banpu PCL, NVDR	258,600	133,762
Berli Jucker PCL, NVDR	159,800	251,015
BTS Group Holdings PCL,, NVDR	723,200	238,676
Bumrungrad Hospital PCL, NVDR	47,600	281,710
Central Pattana PCL, NVDR	178,400	427,424
Charoen Pokphand Foods PCL, NVDR(c)	447,200	372,519
CP ALL PCL, NVDR	661,000	1,630,869
Delta Electronics Thailand PCL, NVDR	73,700	169,560
Electricity Generating PCL, NVDR	17,200	145,733
Energy Absolute PCL, NVDR	166,900	252,899
Glow Energy PCL, NVDR	71,300	205,896
Home Product Center PCL, NVDR	533,949	254,161
Indorama Ventures PCL, NVDR	213,800	349,407
IRPC PCL, NVDR	1,301,600	243,695
Kasikornbank PCL, Foreign	159,600	1,002,802
Kasikornbank PCL, NVDR	83,700	524,577
Krung Thai Bank PCL, NVDR	478,750	293,213
Land & Houses PCL, NVDR	355,800	118,553
Minor International PCL, NVDR	305,680	375,886
PTT Exploration & Production PCL, NVDR	183,510	725,014
PTT Global Chemical PCL, NVDR	290,900	664,650
PTT PCL, NVDR	1,391,600	2,141,772
Robinson PCL, NVDR	75,100	153,715
Siam Cement PCL (The),NVDR	51,300	771,637
Siam Commercial Bank PCL (The), NVDR	243,300	1,034,580
Thai Oil PCL, NVDR	150,200	344,370
Thai Union Group PCL, NVDR	294,100	172,657
TMB Bank PCL, NVDR	1,509,500	109,216

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
True Corp. PCL, NVDR	1,237,005	$211,974

		16,554,409

Total Common Stocks — 98.8% (Cost: $444,714,107)		491,974,755

Preferred Stocks

South Korea — 0.9%
Amorepacific Corp., Preference Shares, NVS	1,338	132,646
CJ Corp., Preference Shares	284	6,818
Hyundai Motor Co.
Preference Shares, NVS	2,840	186,101
Series 2, Preference Shares, NVS	4,779	341,630
LG Chem Ltd., Preference Shares, NVS	937	183,285
LG Household & Health Care Ltd., Preference
Shares, NVS	298	198,455
Samsung Electronics Co. Ltd., Preference Shares, NVS	106,048	3,394,441

		4,443,376

Total Preferred Stocks — 0.9% (Cost: $3,534,641)		4,443,376

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	36,639,670	36,654,327

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	99,014	$99,014

		36,753,341

Total Short-Term Investments — 7.4% (Cost: $36,745,236)		36,753,341

Total Investments in Securities — 107.1% (Cost: $484,993,984)		533,171,472

Other Assets, Less Liabilities — (7.1)%		(35,503,771)

Net Assets — 100.0%		$497,667,701

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	31,286,159	5,353,511	36,639,670	$36,654,327	$112,770(b	)	$(2,582	) $	3,170
BlackRock Cash Funds: Treasury, SL Agency Shares	—	99,014	99,014	99,014	7,867		—		—

				$36,753,341	$120,637		$(2,582	) $	3,170

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Asia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$491,948,018	$—	$26,737	$491,974,755
Preferred Stocks	4,436,558	6,818	—	4,443,376
Money Market Funds	36,753,341	—	—	36,753,341

	$533,137,917	$6,818	$26,737	$533,171,472

See notes to consolidated financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.2%
AES Tiete Energia SA	68,800	$213,541
Aliansce Shopping Centers SA	34,900	187,052
Alupar Investimento SA	72,608	442,395
Anima Holding SA	16,000	79,867
Arezzo Industria e Comercio SA	18,700	269,112
Banco ABC Brasil SA(a)	1,053	5,082
BK Brasil Operacao e Assessoria a Restaurantes SA	53,600	316,862
BR Properties SA	48,641	113,618
Camil Alimentos SA	68,100	130,562
Cia. de Saneamento de Minas Gerais-COPASA	26,900	444,358
Cia. Hering	56,600	455,637
Cosan Logistica SA(a)	60,922	244,809
CVC Brasil Operadora e Agencia de Viagens SA	56,000	872,049
Cyrela Brazil Realty SA Empreendimentos e Participacoes	108,200	493,359
Dommo Energia SA(a)	523,800	124,307
Duratex SA	129,000	405,893
EcoRodovias Infraestrutura e Logistica SA	94,199	284,336
EDP — Energias do Brasil SA	129,000	595,080
Eneva SA(a)	57,700	287,558
Estacio Participacoes SA	109,300	802,937
Ez Tec Empreendimentos e Participacoes SA	21,844	155,344
Fleury SA	79,800	425,572
Grendene SA	115,500	267,018
Guararapes Confeccoes SA	3,600	140,285
Iguatemi Empresa de Shopping Centers SA	37,000	414,372
Instituto Hermes Pardini SA	23,300	119,040
Iochpe Maxion SA	46,805	271,076
Light SA	35,500	187,901
Linx SA	52,300	397,732
LOG Commercial Properties e Participacoes SA(a)	11,760	54,782
Mahle-Metal Leve SA	17,300	121,461
Marfrig Global Foods SA(a)	93,300	136,831
Minerva SA(a)	53,600	91,185
MRV Engenharia e Participacoes SA	118,300	428,691
Multiplus SA	24,400	173,521
Odontoprev SA	109,800	486,016
QGEP Participacoes SA	33,800	119,148
Qualicorp Consultoria e Corretora de Seguros SA	100,600	415,517
Santos Brasil Participacoes SA	116,400	117,013
Sao Martinho SA	68,600	343,526
Ser Educacional SA(b)	32,535	164,660
SLC Agricola SA	20,400	223,134
Smiles Fidelidade SA	25,900	331,498
TOTVS SA	52,800	513,182
Transmissora Alianca de Energia Eletrica SA	95,700	636,937
Tupy SA	24,300	119,224
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	31,940	167,695
Via Varejo SA	184,500	225,321
Wiz Solucoes e Corretagem de Seguros SA	38,200	91,572

		14,107,668

Chile — 1.6%
AES Gener SA	1,180,229	353,442
Besalco SA	160,834	159,649
CAP SA	31,711	350,120
Cia. Sud Americana de Vapores SA(a)	6,652,312	217,401
Engie Energia Chile SA	215,232	429,034

Security	Shares	Value

Chile (continued)
Forus SA	41,471	$117,746
Grupo Security SA	453,614	199,436
Inversiones Aguas Metropolitanas SA	193,423	298,926
Inversiones La Construccion SA	13,447	242,706
Parque Arauco SA	235,144	646,370
Ripley Corp. SA	296,314	249,785
Salfacorp SA	138,659	213,740
SMU SA(a)	1,023,539	275,960
SONDA SA	195,021	326,383
Vina Concha y Toro SA	162,479	348,865

		4,429,563

China — 12.3%
21Vianet Group Inc., ADR(a)	26,186	247,196
361 Degrees International Ltd.	451,000	89,053
500.com Ltd., ADR(a)(c)	7,245	110,124
AGM Group Holdings Inc.(a)	3,851	108,637
AGTech Holdings Ltd.(a)(c)	1,568,000	109,863
Ajisen China Holdings Ltd.	311,000	88,350
AK Medical Holdings Ltd.(b)(c)	160,000	86,015
Anton Oilfield Services Group/Hong Kong(a)	858,000	113,674
Anxin-China Holdings Ltd.(a)(d)	1,084,000	11,047
APT Satellite Holdings Ltd.	271,000	120,486
Ascletis Pharma Inc.(a)(b)	111,000	98,842
Asia Cement China Holdings Corp.	201,000	181,545
AVIC International Holdings Ltd., Class H	124,000	85,302
Beijing Capital Land Ltd., Class H	412,000	172,677
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	2,904,000	116,533
Beijing Sports and Entertainment Industry Group Ltd.(a)(c)	527,500	179,422
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	120,000	206,986
Best Pacific International Holdings Ltd.(c)	202,000	60,473
Bitauto Holdings Ltd., ADR(a)	11,145	217,996
Boshiwa International Holding Ltd.(a)(d)	32,000	122
Bosideng International Holdings Ltd.	1,354,000	260,458
Camsing International Holding Ltd.(c)	186,000	191,218
Canvest Environment Protection Group Co. Ltd.(c)	472,000	247,731
Capital Environment Holdings Ltd.(a)(c)	3,002,000	72,279
Carnival Group International Holdings Ltd.(a)	4,577,500	71,143
Central China Real Estate Ltd.	368,000	155,173
CGN Meiya Power Holdings Co. Ltd.(a)(b)	734,000	111,272
Changyou.com Ltd., ADR	7,876	160,670
Chaowei Power Holdings Ltd.	287,000	114,437
China Aircraft Leasing Group Holdings Ltd.	162,500	182,584
China Animal Healthcare Ltd.(a)(c)(d)	126,000	963
China Aoyuan Group Ltd.	498,000	391,432
China BlueChemical Ltd., Class H	778,000	245,795
China Datang Corp. Renewable Power Co. Ltd., Class H	1,104,000	147,673
China Dongxiang Group Co. Ltd.	1,749,000	251,773
China Everbright Greentech Ltd., Class L(b)(c)	261,000	205,148
China Fangda Group Co. Ltd., Class B	263,600	138,352
China Foods Ltd.	384,000	147,734
China Goldjoy Group Ltd.(c)	3,748,000	183,824
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)	592,000	371,046
China Harmony New Energy Auto Holding Ltd.	335,500	134,203
China High Speed Transmission Equipment Group Co. Ltd.(c)	221,000	217,346
China Huiyuan Juice Group Ltd.(a)(d)	379,000	70,974
China Lilang Ltd.	186,000	178,422
China LNG Group Ltd.(a)(c)	946,000	148,231
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	507,000	167,282

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Lumena New Materials Corp.(a)(c)(d)	210,000	$—
China Maple Leaf Educational Systems Ltd.(c)	626,000	281,508
China Merchants Land Ltd.	752,000	115,916
China Metal Recycling Holdings Ltd.(a)(d)	12,000	—
China Metal Resources Utilization Ltd.(a)(b)(c)	368,000	205,335
China Modern Dairy Holdings Ltd.(a)	951,000	136,899
China New Higher Education Group Ltd.(b)	193,000	109,656
China Oil and Gas Group Ltd.	2,490,000	174,463
China Overseas Grand Oceans Group Ltd.	631,000	248,387
China Overseas Property Holdings Ltd.(c)	580,000	217,967
China Power Clean Energy Development Co. Ltd.	272,000	94,943
China Resources Medical Holdings Co. Ltd.	369,000	264,653
China Sanjiang Fine Chemicals Co. Ltd.	394,000	106,910
China SCE Group Holdings Ltd.	713,000	280,666
China Shineway Pharmaceutical Group Ltd.	128,000	134,037
China Suntien Green Energy Corp. Ltd., Class H	676,000	187,735
China Tian Lun Gas Holdings Ltd.	137,000	158,645
China Water Affairs Group Ltd.	344,000	358,470
China Youzan Ltd.(a)(c)	3,096,000	212,979
China Yuchai International Ltd.	7,846	150,879
China Yuhua Education Corp Ltd., Class L(b)	480,000	191,393
China ZhengTong Auto Services Holdings Ltd.	478,500	291,984
Chinasoft International Ltd.(c)	866,000	532,852
Chong Sing Holdings FinTech Group(a)	7,372,000	67,618
CIMC Enric Holdings Ltd.	268,000	239,328
CITIC Resources Holdings Ltd.	1,568,000	143,820
Citychamp Watch & Jewellery Group Ltd.	874,000	185,938
COFCO Meat Holdings Ltd.(a)	370,000	100,869
Colour Life Services Group Co. Ltd.(c)	148,000	88,425
Comba Telecom Systems Holdings Ltd.(a)(c)	630,894	167,975
Concord New Energy Group Ltd.	3,990,000	190,610
Consun Pharmaceutical Group Ltd.	169,000	129,391
Coolpad Group Ltd.(a)(d)	1,024,000	6,522
COSCO SHIPPING International Hong Kong Co. Ltd.(c)	406,000	150,508
Cosmo Lady China Holdings Co. Ltd.(b)(c)	284,000	89,725
CPMC Holdings Ltd.	202,000	89,037
Dah Chong Hong Holdings Ltd.(c)	387,000	144,451
Daqo New Energy Corp., ADR(a)(c)	4,072	148,139
Dawnrays Pharmaceutical Holdings Ltd.	471,000	98,403
Digital China Holdings Ltd.(a)(c)	351,000	187,801
Dongyue Group Ltd.	493,000	336,002
eHi Car Services Ltd., ADR(a)(c)	12,557	151,437
Fang Holdings Ltd., ADR(a)(c)	94,949	148,120
Fanhua Inc., ADR(c)	16,250	409,500
Fantasia Holdings Group Co. Ltd.	754,500	118,224
Fu Shou Yuan International Group Ltd.(c)	382,000	333,346
Fufeng Group Ltd.	652,400	331,610
GCL New Energy Holdings Ltd.(a)(c)	3,240,000	152,717
GCL-Poly Energy Holdings Ltd.(a)(c)	5,367,000	464,924
Gemdale Properties & Investment Corp. Ltd.	2,182,000	250,172
Genertec Universal Medical Group Co. Ltd.(b)	368,000	345,038
Glorious Property Holdings Ltd.(a)	1,454,000	67,608
Goodbaby International Holdings Ltd.(c)	396,000	142,765
Grand Baoxin Auto Group Ltd.	323,500	100,555
Greatview Aseptic Packaging Co. Ltd.	344,000	213,855
Greenland Hong Kong Holdings Ltd.	410,000	121,175
Guorui Properties Ltd.	440,000	91,365
Haichang Ocean Park Holdings Ltd.(a)(b)	619,000	126,169
Hangzhou Steam Turbine Co. Ltd., Class B	173,880	157,050
Harbin Electric Co. Ltd., Class H	286,000	151,566

Security	Shares	Value

China (continued)
HC Group Inc.(a)(c)	243,000	$148,280
Hi Sun Technology China Ltd.(a)	939,000	154,311
Honghua Group Ltd.(a)	1,337,000	95,381
Hope Education Group Co. Ltd.(a)(b)	796,000	121,685
Hua Han Health Industry Holdings Ltd., Class H(a)(d)	1,112,400	45,347
Huabao International Holdings Ltd.	343,000	153,371
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B(a)	84,400	109,467
Huanxi Media Group Ltd.(a)(c)	540,000	111,442
IGG Inc.	384,000	545,930
IMAX China Holding Inc.(b)	54,400	142,067
Jinchuan Group International Resources Co. Ltd.(a)(c)	1,104,000	99,855
JinkoSolar Holding Co. Ltd., ADR(a)(c)	12,312	253,504
JNBY Design Ltd.	78,500	155,004
Jumei International Holding Ltd., ADR(a)	35,452	93,948
Kama Co. Ltd., Class B(a)	174,700	97,133
Kasen International Holdings Ltd.	333,000	214,653
Konka Group Co. Ltd., Class B	426,300	143,914
Launch Tech Co. Ltd., Class H	99,500	73,518
Lee’s Pharmaceutical Holdings Ltd.	126,000	109,952
Li Ning Co. Ltd.(a)	726,500	1,018,051
Lifestyle China Group Ltd.(a)	316,500	120,958
Lifetech Scientific Corp.(a)	1,010,000	213,585
Lonking Holdings Ltd.	819,000	274,398
Luthai Textile Co. Ltd., Class B	133,100	163,624
Nam Tai Property Inc.	14,836	140,794
National Agricultural Holdings Ltd.(a)(c)(d)	354,000	32,019
NetDragon Websoft Holdings Ltd.(c)	101,000	216,673
Panda Green Energy Group Ltd.(a)(c)	1,840,000	89,072
PAX Global Technology Ltd.	412,000	192,621
Phoenix Media Investment Holdings Ltd.	646,000	74,066
Poly Property Group Co. Ltd.	862,000	325,043
Pou Sheng International Holdings Ltd.	947,000	193,024
Powerlong Real Estate Holdings Ltd.	493,000	229,863
Q Technology Group Co. Ltd.(c)	167,000	138,709
Realord Group Holdings Ltd.(a)	244,000	155,729
Redco Group(b)	376,000	176,269
Renhe Commercial Holdings Co. Ltd.(a)(c)	9,648,000	436,322
Road King Infrastructure Ltd.	102,000	195,169
Ronshine China Holdings Ltd.(a)	233,500	306,384
Sany Heavy Equipment International Holdings Co. Ltd.(a)	428,000	152,666
Seaspan Corp.(c)	29,085	255,948
Shandong Airlines Co. Ltd., Class B	63,400	104,592
Shang Gong Group Co. Ltd., Class B(a)	193,600	143,264
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	134,000	143,221
Shanghai Haixin Group Co., Class B	268,600	132,688
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)	18,300	112,018
Shanghai Industrial Urban Development Group Ltd.	796,000	150,078
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	143,500	151,536
Shanghai Shibei Hi-Tech Co. Ltd., Class B	122,600	63,997
Sheng Ye Capital Ltd.(a)	74,000	74,002
Shougang Concord International Enterprises Co. Ltd.(a)	3,806,000	111,031
Shougang Fushan Resources Group Ltd.	1,022,000	231,746
Silver Grant International Industries Ltd.(a)	610,000	128,220
Sinopec Kantons Holdings Ltd.	438,000	205,893
Sinosoft Technology Group Ltd.	285,800	98,303
Skyfame Realty Holdings Ltd.	1,120,000	171,215

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Skyworth Digital Holdings Ltd.	772,000	$240,949
SMI Holdings Group Ltd.(a)(d)	468,800	142,734
Sohu.com Ltd., ADR(a)(c)	13,182	264,431
Superb Summit International Group Ltd.(a)(c)(d)	238,250	304
Tarena International Inc., ADR	15,452	102,138
TCL Electronics Holdings Ltd.	363,000	178,961
Texhong Textile Group Ltd.	126,000	168,860
Tian Ge Interactive Holdings Ltd.(b)	285,000	123,080
Tianjin Development Holdings Ltd.	440,000	164,233
Tianjin Port Development Holdings Ltd.	1,468,000	170,180
Tianneng Power International Ltd.	278,000	272,341
Tibet Water Resources Ltd.(a)	937,000	293,641
Tongda Group Holdings Ltd.(c)	1,640,000	181,763
Truly International Holdings Ltd.(a)	752,000	138,908
Vinda International Holdings Ltd.	108,000	211,878
Wasion Holdings Ltd.	266,000	129,784
West China Cement Ltd.	1,172,000	176,178
Wisdom Education International Holdings Co. Ltd.(c)	252,000	109,470
Wise Talent Information Technology Co. Ltd.(a)	47,000	161,660
Xiamen International Port Co. Ltd., Class H	872,000	125,527
Xingda International Holdings Ltd.	422,000	125,259
Xtep International Holdings Ltd.	433,500	284,405
Xunlei Ltd., ADR(a)	13,038	58,801
Yadea Group Holdings Ltd.(b)	526,000	191,643
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	43,800	186,922
Yirendai Ltd., ADR(c)	5,106	71,586
Yuexiu REIT	695,000	470,133
Yuexiu Transport Infrastructure Ltd.	370,000	287,995
Zai Lab Ltd., ADR(a)	11,053	318,547
Zhuguang Holdings Group Co. Ltd.(a)(c)	894,000	142,360

		33,355,765

Colombia — 0.3%
Almacenes Exito SA	75,007	355,645
Cemex Latam Holdings SA(a)	88,694	144,021
Corp. Financiera Colombiana SA(a)	40,325	320,851

		820,517

Czech Republic — 0.1%
Central European Media Enterprises Ltd. Class A(a)(c)	51,171	179,921

Egypt — 0.7%
Alexandria Mineral Oils Co.	158,301	55,387
Egyptian Financial Group-Hermes Holding Co.(a)	262,107	255,524
Ezz Steel Co.(a)	93,860	102,914
Global Telecom Holding SAE(a)	855,206	231,862
Heliopolis Housing	74,860	88,362
Juhayna Food Industries	209,252	159,447
Medinet Nasr Housing(a)	284,520	117,413
Oriental Weavers	104,075	71,166
Palm Hills Developments SAE(a)	715,941	113,194
Pioneers Holding For Financial Investments SAE(a)	251,076	102,609
Sidi Kerir Petrochemicals Co.	76,412	84,263
Six of October Development & Investment(a)	94,670	87,105
Talaat Moustafa Group	418,476	268,952
Telecom Egypt Co.	133,088	113,110

		1,851,308

Greece — 1.1%
Aegean Airlines SA	23,169	205,784
Eurobank Ergasias SA(a)	782,403	596,027

Security	Shares	Value

Greece (continued)
GEK Terna Holding Real Estate Construction SA(a)	42,302	$249,517
Grivalia Properties REIC AE	25,192	281,411
Hellenic Exchanges-Athens Stock Exchange SA	44,324	210,972
Mytilineos Holdings SA	45,935	479,648
National Bank of Greece SA(a)	238,908	432,551
Piraeus Bank SA(a)(c)	123,941	173,592
Public Power Corp. SA(a)(c)	56,032	100,299
Terna Energy SA	27,039	203,210

		2,933,011

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	224,398	378,183
Opus Global Nyrt(a)	29,350	46,025

		424,208

India — 14.3%
Aarti Industries Ltd.	8,974	175,389
Adani Enterprises Ltd.	53,448	96,825
Adani Power Ltd.(a)	334,912	226,724
Adani Transmissions Ltd.(a)	105,879	303,452
Aditya Birla Fashion and Retail Ltd.(a)	80,333	254,463
Aegis Logistics Ltd.	37,817	105,753
AIA Engineering Ltd.	17,467	421,263
Ajanta Pharma Ltd.	10,021	137,918
Alembic Pharmaceuticals Ltd.	21,547	168,117
Amara Raja Batteries Ltd.	10,907	109,935
Anup Engineering Ltd. (The)(a)	1,927	46,838
Apollo Hospitals Enterprise Ltd.	37,883	607,662
Apollo Tyres Ltd.	106,037	324,181
Arvind Fashions Ltd.(a)	10,406	101,164
Arvind Ltd.	72,422	76,977
Asahi India Glass Ltd.	31,990	115,364
Astral Poly Technik Ltd.	21,518	326,917
Atul Ltd.	7,449	352,618
AU Small Finance Bank Ltd.(b)	63,244	515,368
Avanti Feeds Ltd.	15,918	74,894
Bajaj Consumer Care Ltd.(a)	27,186	133,739
Balkrishna Industries Ltd.	33,034	411,356
BASF India Ltd.	6,389	118,499
Bata India Ltd.	15,834	286,910
Bayer CropScience Ltd./India	3,654	223,264
Bharat Financial Inclusion Ltd.(a)	45,064	585,362
Birla Corp. Ltd.	10,104	65,978
Birlasoft Ltd.(a)	66,651	101,861
Blue Dart Express Ltd.	2,885	126,869
Can Fin Homes Ltd.	13,848	51,828
Canara Bank(a)	64,962	211,391
Care Ratings Ltd.	11,484	155,082
Ceat Ltd.	8,809	135,028
Century Plyboards India Ltd.	39,496	92,929
Century Textiles & Industries Ltd.	14,243	160,610
CESC Ltd.	29,009	274,464
CESC Ventures Ltd.(a)	6,897	48,324
CG Power and Industrial Solutions Ltd.(a)	172,978	78,310
City Union Bank Ltd.	124,636	321,463
Coromandel International Ltd.	33,904	210,618
Cox & Kings Financial Service Ltd.(a)	13,922	10,353
Cox & Kings Ltd.	44,525	90,864
CRISIL Ltd.	8,930	183,054
Crompton Greaves Consumer Electricals Ltd.	163,274	482,066
DCB Bank Ltd.	74,593	190,609

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	47

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
DCM Shriram Ltd.	9,559	$52,703
Dewan Housing Finance Corp. Ltd.	61,725	110,561
Dilip Buildcon Ltd.(b)	15,973	96,566
Dish TV India Ltd.	283,803	155,615
Dr Lal PathLabs Ltd.(b)	11,530	163,938
eClerx Services Ltd.	10,198	148,612
Edelweiss Financial Services Ltd.	192,411	369,937
EID Parry India Ltd.	33,627	87,535
EIH Ltd.	69,637	181,665
Endurance Technologies Ltd.(b)	13,372	244,048
Engineers India Ltd.	87,910	132,496
Equitas Holdings Ltd./India(a)	71,003	113,603
Eris Lifesciences Ltd.(a)(b)	17,349	148,607
Escorts Ltd.	26,899	248,696
Exide Industries Ltd.	94,270	291,254
Federal Bank Ltd.	616,396	726,663
Finolex Cables Ltd.	34,035	193,129
Fortis Healthcare Ltd.(a)	183,640	347,909
Future Consumer Ltd.(a)	198,600	129,559
Future Lifestyle Fashions Ltd.	23,059	139,113
Gayatri Projects Ltd.(a)	49,988	105,491
GE T&D India Ltd.	31,490	127,994
Gillette India Ltd.	3,512	321,424
GMR Infrastructure Ltd.(a)	638,154	145,349
Godfrey Phillips India Ltd.	6,727	83,759
Godrej Industries Ltd.	38,176	264,638
Godrej Properties Ltd.(a)	24,658	245,952
Graphite India Ltd.	24,817	143,770
Great Eastern Shipping Co. Ltd. (The)	26,986	102,004
GRUH Finance Ltd.	75,736	263,541
Gujarat Fluorochemicals Ltd.	13,889	177,610
Gujarat Gas Ltd.	91,410	153,001
Gujarat Mineral Development Corp. Ltd.	60,176	65,103
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	21,559	78,733
Gujarat Pipavav Port Ltd.	111,598	127,090
Gujarat State Petronet Ltd.	71,495	158,065
HEG Ltd.	3,264	93,680
Hexaware Technologies Ltd.	41,580	207,356
IDFC First Bank Ltd.(a)	892,656	561,626
IDFC Ltd.	384,044	197,351
IIFL Holdings Ltd.	41,719	192,887
India Cements Ltd. (The)	91,114	112,281
Indiabulls Real Estate Ltd.(a)	98,920	97,979
Indiabulls Ventures Ltd.	66,371	260,907
Indian Bank(a)	43,435	137,158
Indian Hotels Co. Ltd. (The)	216,176	421,555
Indraprastha Gas Ltd.	92,626	381,306
Info Edge India Ltd.	26,605	669,424
Inox Leisure Ltd.(a)	25,878	100,945
Ipca Laboratories Ltd.	19,596	223,108
IRB Infrastructure Developers Ltd.	61,616	116,300
Jain Irrigation Systems Ltd.	133,860	106,992
Jammu & Kashmir Bank Ltd. (The)(a)	124,274	67,268
Jindal Steel & Power Ltd.(a)	166,268	366,660
JK Cement Ltd.	10,329	105,343
JM Financial Ltd.	94,136	102,704
JSW Energy Ltd.(a)	144,004	130,487
Jubilant Foodworks Ltd.	27,955	498,661
Jubilant Life Sciences Ltd.	30,820	339,502
Just Dial Ltd.(a)	15,739	114,492

Security	Shares	Value

India (continued)
Kajaria Ceramics Ltd.	28,387	$216,296
Karnataka Bank Ltd. (The)	80,311	126,745
Karur Vysya Bank Ltd. (The)	139,913	136,026
Kaveri Seed Co. Ltd.	12,734	72,947
KEC International Ltd.	30,264	112,331
KPIT Engineering Ltd.(a)	69,401	78,147
KRBL Ltd.	23,173	114,682
Lakshmi Machine Works Ltd.	1,614	130,165
Laurus Labs Ltd.(b)	20,772	97,382
Magma Fincorp Ltd.	64,061	92,228
Mahanagar Gas Ltd.	18,600	235,121
Mahindra CIE Automotive Ltd.(a)	48,829	159,957
Manappuram Finance Ltd.	189,237	300,778
Max Financial Services Ltd.(a)	55,778	309,489
Minda Industries Ltd.	29,812	134,838
Mindtree Ltd.	42,264	540,019
MOIL Ltd.	43,010	86,744
Motilal Oswal Financial Services Ltd.	16,888	133,760
Mphasis Ltd.	38,962	570,355
Muthoot Finance Ltd.	42,397	314,731
Natco Pharma Ltd.	39,534	319,935
National Aluminium Co. Ltd.	208,272	148,021
NBCC India Ltd.	196,716	146,169
NCC Ltd./India	185,529	223,283
NIIT Technologies Ltd.	13,085	242,967
Oberoi Realty Ltd.	23,867	166,219
Odisha Cement Ltd.(a)	21,660	351,183
PC Jeweller Ltd.	69,858	69,390
Persistent Systems Ltd.	18,053	166,300
Pfizer Ltd./India	5,152	234,500
Phoenix Mills Ltd. (The)	25,021	219,337
PI Industries Ltd.	25,411	329,507
PNB Housing Finance Ltd.(b)	24,708	311,255
Power Finance Corp. Ltd.	270,613	426,695
Prestige Estates Projects Ltd.	55,895	161,808
PVR Ltd.	13,870	293,015
Quess Corp. Ltd.(a)(b)	17,149	172,632
Radico Khaitan Ltd.	22,515	114,749
Rain Industries Ltd.	36,126	46,144
Rajesh Exports Ltd.	32,857	267,979
Ramco Cements Ltd. (The)	29,677	279,929
Raymond Ltd.	12,027	129,822
RBL Bank Ltd.(b)	129,205	1,049,698
Redington India Ltd.	109,389	130,188
Reliance Capital Ltd.	45,596	110,743
Reliance Communications Ltd.(a)	282,146	25,784
Reliance Infrastructure Ltd.	56,755	97,988
Reliance Power Ltd.(a)	273,896	41,397
Repco Home Finance Ltd.	16,410	77,278
Sadbhav Engineering Ltd.	50,092	134,163
Sanofi India Ltd.	3,021	253,573
Shankara Building Products Ltd.	5,942	35,818
Sobha Ltd.	18,957	116,738
Spencer’s Retail Ltd.(a)(d)	19,481	39,030
SpiceJet Ltd.(a)	66,189	74,307
SRF Ltd.	6,056	195,419
Sterlite Technologies Ltd.	42,751	145,216
Strides Pharma Science Ltd.	20,075	118,797
Sun Pharma Advanced Research Co. Ltd.(a)	41,814	104,820
Sundaram Finance Ltd.	12,712	292,572

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Sundram Fasteners Ltd.	26,779	$195,384
Sunteck Realty Ltd.	24,557	119,598
Supreme Industries Ltd.	16,915	271,598
Suzlon Energy Ltd.(a)	1,519,756	122,860
Symphony Ltd.	8,736	158,879
Syngene International Ltd.(b)	23,497	194,976
Tata Chemicals Ltd.	30,852	241,325
Tata Communications Ltd.	29,766	246,954
Tata Elxsi Ltd.	9,401	116,954
Tata Global Beverages Ltd.	129,650	353,079
TeamLease Service Ltd.(a)	3,867	155,058
Thermax Ltd.	14,520	201,888
Thomas Cook India Ltd.	49,769	148,097
TI Financial Holdings Ltd.	32,377	199,425
Time Technoplast Ltd.	66,055	82,051
Timken India Ltd.	16,724	134,142
Torrent Power Ltd.	55,832	190,709
TTK Prestige Ltd.	1,550	165,070
Tube Investments of India Ltd.	39,355	198,086
TV18 Broadcast Ltd.(a)	258,366	122,052
Union Bank of India(a)	102,992	103,750
Varun Beverages Ltd.	20,202	229,809
V-Guard Industries Ltd.	55,706	160,673
Vinati Organics Ltd.	5,939	120,602
VIP Industries Ltd.	16,545	94,895
V-Mart Retail Ltd.	3,765	136,575
Voltas Ltd.	42,804	340,952
WABCO India Ltd.	2,395	229,170
Welspun India Ltd.	130,953	94,910
Whirlpool of India Ltd.	14,263	275,439
Wockhardt Ltd.(a)	15,405	85,768

		38,862,195

Indonesia — 2.7%
Ace Hardware Indonesia Tbk PT	3,185,000	397,347
AKR Corporindo Tbk PT	754,700	297,749
Alam Sutera Realty Tbk PT(a)	6,126,600	141,107
Aneka Tambang Tbk	3,720,300	268,428
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	953,000	138,877
Bumi Resources Tbk PT(a)	21,467,300	228,903
Ciputra Development Tbk PT	4,369,763	271,800
Delta Dunia Makmur Tbk PT(a)	1,993,500	80,775
Global Mediacom Tbk PT	3,227,900	90,865
Hanson International Tbk PT(a)	32,695,900	232,422
Indika Energy Tbk PT	818,100	113,694
Inti Agri Resources Tbk PT(a)	13,140,200	186,816
Japfa Comfeed Indonesia Tbk PT	1,980,400	315,344
Krakatau Steel Persero Tbk PT(a)	2,709,000	92,049
Kresna Graha Investama Tbk PT(a)	5,421,100	236,999
Link Net Tbk PT	532,300	162,708
Lippo Karawaci Tbk PT	5,295,300	117,443
Matahari Department Store Tbk PT	1,033,900	422,600
Medco Energi Internasional Tbk PT(a)	3,109,066	204,435
Media Nusantara Citra Tbk PT	2,731,100	181,523
Mitra Adiperkasa Tbk PT	3,567,600	268,822
Panin Financial Tbk PT(a)	6,839,900	216,854
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,432,500	124,233
Pool Advista Indonesia Tbk PT(a)	636,400	221,219
PP Persero Tbk PT	1,242,125	176,595

Security	Shares	Value

Indonesia (continued)
PP Properti Tbk PT	12,756,569	$142,369
Ramayana Lestari Sentosa Tbk PT	1,209,300	150,437
Sawit Sumbermas Sarana Tbk PT	1,839,200	142,508
Sentul City Tbk PT(a)	5,165,800	46,269
Sitara Propertindo Tbk PT(a)	2,911,400	165,567
Sri Rejeki Isman Tbk PT	5,297,700	132,560
Sugih Energy Tbk PT(a)(d)	5,450,300	19,372
Summarecon Agung Tbk PT	4,477,900	299,216
Timah Tbk PT	1,331,796	129,700
Trada Alam Minera Tbk PT(a)	10,442,100	135,096
Tunas Baru Lampung Tbk PT	1,343,200	79,250
Waskita Beton Precast Tbk PT	5,581,400	153,149
Waskita Karya Persero Tbk PT	1,954,800	260,547
Wijaya Karya Persero Tbk PT	1,441,648	182,928

		7,228,575

Malaysia — 3.2%
Aeon Co. M Bhd	308,000	124,972
AEON Credit Service M Bhd	44,000	178,965
Berjaya Sports Toto Bhd	339,500	197,029
Bermaz Auto Bhd(c)	373,300	201,039
Bumi Armada Bhd(a)(c)	1,167,100	51,661
Bursa Malaysia Bhd	285,850	499,086
Cahya Mata Sarawak Bhd	248,900	194,028
Carlsberg Brewery Malaysia Bhd	69,000	415,714
DRB-Hicom Bhd(c)	302,600	137,664
Eastern & Oriental Bhd(a)	482,677	102,079
Eco World Development Group Bhd(a)	556,900	130,101
FGV Holdings Bhd(a)	722,200	198,909
Globetronics Technology BHD	247,066	116,652
Hengyuan Refining Co. Bhd	49,800	73,233
Hibiscus Petroleum Bhd(a)	541,800	135,900
IGB REIT(c)	935,300	400,202
Inari Amertron Bhd	1,006,250	388,494
Kossan Rubber Industries	292,000	278,608
KPJ Healthcare Bhd	1,021,400	253,686
Lafarge Malaysia Bhd(a)(c)	209,000	96,110
Magnum Bhd	325,000	192,610
Mah Sing Group Bhd	478,957	117,781
Malaysia Building Society Bhd	714,100	182,630
Malaysian Pacific Industries Bhd	37,300	90,349
Malaysian Resources Corp. Bhd(c)	777,300	149,095
My EG Services Bhd	909,800	225,968
OSK Holdings Bhd	828,080	196,507
Padini Holdings Bhd(c)	164,300	155,553
Pos Malaysia Bhd(c)	186,700	88,151
Sapura Energy Bhd(a)	2,537,400	193,433
Scientex BHD	113,400	246,516
Serba Dinamik Holdings Bhd(c)	292,300	283,926
SKP Resources Bhd(c)	382,000	125,877
Sunway Bhd	750,035	298,797
Sunway Construction Group Bhd	242,020	103,557
Sunway REIT	813,800	352,216
Supermax Corp. Bhd	363,000	136,577
TIME dotCom Bhd	178,800	340,760
UMW Holdings Bhd	124,600	177,715
Velesto Energy Bhd(a)(c)	1,316,400	80,930
ViTrox Corp. Bhd	76,100	130,997
VS Industry Bhd(c)	572,625	140,111
WCT Holdings Bhd(c)	470,415	97,750

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	49

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Yinson Holdings BHD(c)	275,500	$294,707

		8,576,645

Mexico — 3.0%
Banco del Bajio SA(b)	348,200	672,564
Bolsa Mexicana de Valores SAB de CV	170,100	354,861
Concentradora Fibra Danhos SA de CV	150,200	214,354
Concentradora Fibra Hotelera Mexicana SA de CV(b)	348,800	186,803
Consorcio ARA SAB de CV	432,300	117,332
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	252,500	216,078
Corp Inmobiliaria Vesta SAB de CV	269,700	389,934
Credito Real SAB de CV SOFOM ER	132,400	132,541
Genomma Lab Internacional SAB de CV, Class B(a)	352,300	232,739
Gentera SAB de CV(c)	442,200	363,269
Grupo Aeromexico SAB de CV(a)(c)	148,100	160,016
Grupo Aeroportuario del Centro Norte SAB de CV	136,700	779,286
Grupo Cementos de Chihuahua SAB de CV(c)	74,600	406,458
Grupo Comercial Chedraui SA de CV	145,700	285,282
Grupo Herdez SAB de CV(c)	100,600	222,975
Hoteles City Express SAB de CV(a)(c)	169,800	193,684
Industrias Bachoco SAB de CV, Series B	84,100	326,632
Industrias CH SAB de CV, Series B(a)(c)	69,997	307,456
La Comer SAB de CV(a)(c)	211,500	222,261
Macquarie Mexico Real Estate Management SA de CV(b)	346,700	400,685
PLA Administradora Industrial S. de RL de CV(c)	331,000	490,929
Prologis Property Mexico SA de CV	148,300	272,364
Qualitas Controladora SAB de CV	75,800	194,284
Regional SAB de CV	93,000	483,785
Telesites SAB de CV(a)(c)	563,200	349,560
TV Azteca SAB de CV, CPO(c)	650,100	78,270
Unifin Financiera SAB de CV SOFOM ENR	48,200	112,161
Urbi Desarrollos Urbanos SAB de CV(a)	1	—

		8,166,563

Pakistan — 0.8%
Bank Alfalah Ltd.	259,850	90,901
DG Khan Cement Co. Ltd.	119,973	79,927
Engro Corp. Ltd./Pakistan	116,300	273,821
Engro Fertilizers Ltd.	220,000	116,735
Fauji Cement Co. Ltd.	328,500	50,402
Fauji Fertilizer Co. Ltd.	200,000	154,715
Hub Power Co. Ltd. (The)	260,400	163,309
Indus Motor Co. Ltd.	5,220	46,066
International Steels Ltd.	81,500	37,519
Kot Addu Power Co. Ltd.	133,000	43,271
Lucky Cement Ltd.	57,050	192,256
Millat Tractors Ltd.	17,610	105,125
National Bank of Pakistan(a)	128,500	39,728
Nishat Mills Ltd.	72,764	73,468
Packages Ltd.	27,850	73,645
Pakistan Oilfields Ltd.	43,850	149,030
Pakistan State Oil Co. Ltd.	87,057	140,881
Searle Co. Ltd. (The)	39,647	72,146
SUI Northern Gas Pipeline(a)	78,300	41,327
Thal Ltd.	15,200	49,012
United Bank Ltd./Pakistan	180,000	176,621

		2,169,905

Philippines — 1.1%
Bloomberry Resorts Corp.	1,653,100	364,372
Cebu Air Inc.	92,330	150,045

Security	Shares	Value

Philippines (continued)
Cosco Capital Inc.	1,307,300	$198,420
D&L Industries Inc.	1,352,600	305,460
DoubleDragon Properties Corp.(a)	381,510	159,331
Filinvest Land Inc.	5,915,000	169,261
First Gen Corp.	560,900	230,455
MacroAsia Corp.	131,000	48,732
Manila Water Co. Inc.	627,900	327,790
Megawide Construction Corp.	376,700	145,669
Petron Corp.	1,294,000	166,879
Pilipinas Shell Petroleum Corp.	193,800	183,421
Vista Land & Lifescapes Inc.	1,708,800	244,492
Wilcon Depot Inc.	637,500	181,932

		2,876,259

Poland — 1.1%
Asseco Poland SA	32,392	455,211
Boryszew SA(a)	48,673	58,482
Budimex SA	5,201	158,570
Ciech SA	12,118	190,822
Enea SA(a)	94,601	252,369
Energa SA(a)	87,586	227,165
Eurocash SA(c)	35,020	188,794
Famur SA	132,225	170,771
Grupa Azoty SA(c)	19,033	224,155
KRUK SA	7,360	321,397
PKP Cargo SA(a)	13,605	153,747
PLAY Communications SA(b)	47,797	270,704
Tauron Polska Energia SA(a)	451,723	278,554
Warsaw Stock Exchange	13,217	140,618

		3,091,359

Qatar — 1.0%
Doha Bank QPSC	63,137	354,071
Gulf International Services QSC(a)	35,465	136,505
Gulf Warehousing Co.	14,485	166,386
Medicare Group	6,293	114,567
Qatar Gas Transport Co. Ltd.	114,904	628,664
Qatar National Cement Co. QSC	9,535	161,721
Qatar Navigation QSC	24,108	445,162
United Development Co. QSC	82,215	311,272
Vodafone Qatar QSC(a)	146,779	329,655

		2,648,003

Russia — 0.9%
Aeroflot PJSC	231,316	340,851
Credit Bank of Moscow PJSC(a)	3,703,900	309,987
Detsky Mir PJSC(b)	119,810	161,671
LSR Group PJSC, GDR(e)	102,356	199,594
M.Video PJSC(a)	27,830	174,000
Mechel PJSC, ADR(a)	48,587	112,722
Raspadskaya OJSC(a)	63,220	149,645
Ros Agro PLC, GDR(e)	15,452	194,392
Safmar Financial Investment	22,000	173,206
Sistema PJSFC, GDR(e)	69,415	207,134
TMK PJSC, GDR(e)	30,683	88,981
Unipro PJSC	5,879,000	241,775

		2,353,958

South Africa — 5.5%
Adcock Ingram Holdings Ltd.	21,766	100,625
Advtech Ltd.(c)	220,253	208,347
AECI Ltd.	44,297	308,441
African Rainbow Minerals Ltd.	44,597	532,151

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Alexander Forbes Group Holdings Ltd.	369,052	$121,005
Arrowhead Properties Ltd., Class A	445,237	131,101
Ascendis Health Ltd.(a)	113,615	46,707
Astral Foods Ltd.	17,750	205,779
Attacq Ltd.	238,226	266,522
AVI Ltd.(c)	141,145	898,871
Barloworld Ltd.	86,918	779,604
Blue Label Telecoms Ltd.(a)	172,847	56,058
Brait SE(a)(c)	142,044	272,773
Cashbuild Ltd.	8,328	152,818
City Lodge Hotels Ltd.	15,686	140,337
Coronation Fund Managers Ltd.	87,018	263,715
Curro Holdings Ltd.(a)(c)	75,707	134,830
DataTec Ltd.(a)	89,263	199,985
Delta Property Fund Ltd.	302,262	53,960
Dis-Chem Pharmacies Ltd.(b)(c)	137,693	252,666
Emira Property Fund Ltd.	199,205	212,948
EOH Holdings Ltd.(a)	57,185	65,889
Equites Property Fund Ltd.	151,266	216,033
Famous Brands Ltd.(a)	31,130	199,267
Grindrod Ltd.(a)	195,323	115,304
Harmony Gold Mining Co. Ltd.(a)	191,703	403,585
Hosken Consolidated Investments Ltd.	20,638	171,005
Hudaco Industries Ltd.	14,279	127,963
Impala Platinum Holdings Ltd.(a)	290,090	1,242,064
Imperial Logistics Ltd.	66,239	303,540
Invicta Holdings Ltd.	34,402	68,877
JSE Ltd.(c)	34,327	394,370
KAP Industrial Holdings Ltd.	828,367	462,495
Massmart Holdings Ltd.	44,565	276,106
Motus Holdings Ltd.(a)	66,757	429,695
Murray & Roberts Holdings Ltd.	167,937	169,012
Nampak Ltd.(a)	271,133	220,802
Northam Platinum Ltd.(a)	149,842	589,244
Oceana Group Ltd.	19,395	100,700
Omnia Holdings Ltd.	28,545	121,103
Pioneer Foods Group Ltd.	53,725	307,600
PPC Ltd.(a)(c)	642,204	237,515
Reunert Ltd.	71,565	356,298
Royal Bafokeng Platinum Ltd.(a)	23,393	54,073
SA Corporate Real Estate Ltd.	803,797	209,239
Sibanye Gold Ltd.(a)	760,042	831,397
Steinhoff International Holdings NV, Class H(a)(c)	1,464,685	214,598
Sun International Ltd./South Africa(a)	53,190	238,334
Super Group Ltd./South Africa(a)	147,444	353,824
Tongaat Hulett Ltd.(c)	44,942	89,724
Trencor Ltd.	71,803	143,249
Tsogo Sun Holdings Ltd.	216,995	318,547
Vukile Property Fund Ltd.	283,133	405,166
Wilson Bayly Holmes-Ovcon Ltd.	20,352	172,254
Zeder Investments Ltd.	404,799	121,785

		15,069,900

South Korea — 18.1%
Advanced Process Systems Corp.(c)	5,119	128,351
Aekyung Industrial Co. Ltd.	2,773	114,894
Ahnlab Inc.	2,938	132,441
AK Holdings Inc.	2,318	113,355
Amicogen Inc.(a)	5,734	184,557
Ananti Inc.(a)(c)	12,097	226,947
Anterogen Co. Ltd.(a)(c)	1,691	127,347

Security	Shares	Value

South Korea (continued)
Aprogen KIC Inc.(a)(c)	15,444	$35,222
Aprogen pharmaceuticals Inc.(a)	54,208	118,084
APS Holdings Corp.(a)	1	4
Asiana Airlines Inc.(a)	45,844	172,012
ATGen Co. Ltd.(a)(c)	12,410	152,270
BGF Co. Ltd.	15,184	117,994
BH Co. Ltd.(a)(c)	11,067	191,387
Binex Co. Ltd.(a)	13,883	133,312
Binggrae Co. Ltd.(a)	3,134	195,056
Bukwang Pharmaceutical Co. Ltd.	16,933	342,514
Cafe24 Corp.(a)	2,669	280,260
Caregen Co. Ltd.	2,119	140,551
Chabiotech Co. Ltd.(a)	1	21
Chong Kun Dang Pharmaceutical Corp.	2,994	279,515
CJ CGV Co. Ltd.	6,343	247,866
CJ Freshway Corp.	3,123	87,190
CMG Pharmaceutical Co. Ltd.(a)(c)	37,426	162,722
Com2uSCorp.	4,161	450,618
Cosmax Inc.	3,291	428,676
CrystalGenomics Inc.(a)(c)	14,794	244,659
Dae Hwa Pharmaceutical Co. Ltd.	6,129	118,798
Daea TI Co. Ltd.(c)	25,335	164,665
Daeduck Electronics Co.	27,946	253,445
Daesang Corp.	9,629	236,723
Daewoong Co. Ltd.(a)	10,672	189,775
Daewoong Pharmaceutical Co. Ltd.(a)	2,014	347,396
Daishin Securities Co. Ltd.(a)	21,000	207,255
Daou Technology Inc.	13,232	258,828
DB HiTek Co. Ltd.	16,581	183,545
Dentium Co. Ltd.(a)	3,210	177,810
DIO Corp.(a)	5,320	144,979
Dong-A Socio Holdings Co. Ltd.(a)	1,993	191,379
Dong-A ST Co. Ltd.	2,349	215,121
Dongjin Semichem Co. Ltd.(a)	14,991	135,288
DongKook Pharmaceutical Co. Ltd.	2,952	150,920
Dongkuk Steel Mill Co. Ltd.(a)	26,692	194,607
Dongsuh Cos. Inc.	14,892	261,507
Dongsung Pharmaceutical Co. Ltd.(a)	7,906	125,124
Dongwon F&B Co. Ltd.	541	130,837
Dongwon Industries Co. Ltd.	721	144,238
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	33,731	248,326
Doosan Infracore Co. Ltd.(a)(c)	57,913	391,854
DoubleUGames Co. Ltd.	3,773	205,641
Douzone Bizon Co. Ltd.	8,342	315,226
Duk San Neolux Co. Ltd.(a)	5,558	93,399
Easy Bio Inc.(a)(c)	23,172	126,295
Ecopro Co. Ltd.(a)	8,109	234,323
Enzychem Lifesciences Corp.(a)	2,826	241,719
Eo Technics Co Ltd.(a)	4,233	221,680
Esmo Corp.(a)(c)	18,511	106,323
Eugene Corp.(c)	19,838	118,178
F&F Co. Ltd.	2,641	154,510
Feelux Co. Ltd.(a)	17,273	180,455
Foosung Co. Ltd.(a)(c)	24,646	178,594
Gamevil Inc.(a)	1,968	92,914
GemVax & Kael Co. Ltd.(a)	13,203	170,804
Genexine Co. Ltd.(a)	5,711	439,737
Grand Korea Leisure Co. Ltd.	13,818	289,948
Green Cross Cell Corp.	2,438	115,971
Green Cross Corp./South Korea	2,532	339,941

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	51

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Green Cross Holdings Corp.	12,270	$285,285
Green Cross LabCell Corp.	2,032	86,180
GS Home Shopping Inc.	1,439	235,419
G-treeBNT Co. Ltd.(a)(c)	9,233	248,742
Halla Holdings Corp.(c)	4,018	155,583
Hana Tour Service Inc.	4,308	267,359
Hanall Biopharma Co. Ltd.(a)	12,293	406,597
Handsome Co. Ltd.	6,513	212,815
Hanil Cement Co. Ltd./New(c)	952	121,042
Hanil Holdings Co. Ltd.	726	38,537
Hanjin Kal Corp.(a)(c)	18,757	425,272
Hanjin Transportation Co. Ltd.(a)	3,158	119,755
Hankook Tire Worldwide Co. Ltd.	12,422	180,029
Hansae Co. Ltd.	8,351	179,316
Hansol Chemical Co. Ltd.	4,087	327,047
Hanssem Co. Ltd.	4,516	360,573
Hanwha Aerospace Co. Ltd.(a)	15,352	449,763
Hanwha General Insurance Co. Ltd.	26,998	129,865
Hanwha Investment & Securities Co. Ltd.(a)	60,737	123,127
Harim Holdings Co. Ltd.	17,470	191,833
HDC Holdings Co. Ltd.(a)	15,469	274,390
Hite Jinro Co. Ltd.(a)	14,464	227,628
HLB Life Science Co. Ltd.(a)(c)	15,239	257,438
HS Industries Co. Ltd.(a)	21,134	147,884
Huchems Fine Chemical Corp.	9,329	182,068
Hugel Inc.(a)	1,032	321,886
Huons Co. Ltd.(c)	2,440	159,022
Huons Global Co. Ltd.	2,566	98,789
Hyosung Advanced Materials Corp.(a)	1,320	137,903
Hyosung Chemical Corp.	906	122,846
Hyosung Corp.	3,872	258,202
Hyosung Heavy Industries Corp.(a)	2,592	101,403
Hyosung TNC Co. Ltd.	1,212	181,040
Hyundai Construction Equipment Co. Ltd.(c)	5,053	241,710
Hyundai Electric & Energy System Co. Ltd.(a)	4,656	125,849
Hyundai Elevator Co. Ltd.(a)	6,303	534,077
Hyundai Greenfood Co. Ltd.	22,901	283,030
Hyundai Home Shopping Network Corp.	3,061	296,656
Hyundai Livart Furniture Co. Ltd.	7,169	133,538
Hyundai Merchant Marine Co. Ltd.(a)	108,370	385,418
Hyundai Mipo Dockyard Co. Ltd.	10,183	563,157
Hyundai Rotem Co. Ltd.(a)	12,561	289,259
Hyundai Wia Corp.	6,917	267,221
Iljin Materials Co. Ltd.(a)(c)	8,768	317,681
Ilyang Pharmaceutical Co. Ltd.(a)	8,144	215,421
InBody Co. Ltd.	5,254	110,714
Innocean Worldwide Inc.	3,805	236,480
Innox Advanced Materials Co. Ltd.(a)	3,101	141,443
Inscobee Inc.(a)	35,531	181,651
iNtRON Biotechnology Inc.(a)	10,124	185,431
IS Dongseo Co. Ltd.(c)	7,010	205,993
It’s Hanbul Co. Ltd.(a)	3,763	104,388
Jayjun Cosmetic Co. Ltd.(a)(c)	9,338	92,990
JB Financial Group Co. Ltd.	62,878	332,084
Jeil Pharmaceutical Co. Ltd.	2,549	102,327
Jeju Air Co. Ltd.	3,389	113,750
Jenax Inc.(a)	7,453	75,213
Jin Air Co. Ltd.(a)	5,765	109,180
Jusung Engineering Co. Ltd.(c)	19,133	122,654
JW Holdings Corp.	17,088	111,216

Security	Shares	Value

South Korea (continued)
JW Pharmaceutical Corp.	6,062	$225,836
JYP Entertainment Corp.	11,402	288,928
KEPCO Engineering & Construction Co. Inc.(a)	5,829	136,824
KEPCO Plant Service & Engineering Co. Ltd.(a)	9,745	313,656
Kginicis Co. Ltd.(c)	7,732	99,340
KIWOOM Securities Co. Ltd.(a)(c)	5,170	372,339
Koh Young Technology Inc.	4,845	347,210
Kolmar BNH Co. Ltd.(a)	5,950	155,535
Kolmar Korea Holdings Co. Ltd.(a)(c)	4,072	132,330
Kolon Corp.	3,420	105,972
Kolon Industries Inc.	7,335	352,174
Kolon Life Science Inc.(a)	3,256	247,522
Komipharm International Co. Ltd.(a)	16,817	355,868
Korea Kolmar Co. Ltd.(a)(c)	6,351	447,230
Korea Line Corp.(a)	5,535	112,944
Korea Petrochemical Ind. Co Ltd.	1,397	217,369
Korea REIT Co. Ltd.	87,414	197,414
Korean Reinsurance Co.	43,453	350,035
KT Skylife Co. Ltd.	13,302	140,152
Kumho Tire Co. Inc.(a)	44,741	203,278
Kyung Dong Navien Co. Ltd.(c)	2,758	115,622
L&F Co. Ltd.	5,694	172,384
LEENO Industrial Inc.	4,685	219,941
LegoChem Biosciences Inc.(a)	3,431	173,884
LF Corp.	9,079	205,038
LG Hausys Ltd.	3,141	183,204
LG International Corp.	15,314	230,112
LIG Nex1 Co. Ltd.	4,348	150,578
Lock&Lock Co. Ltd.	9,196	155,352
Lotte Chilsung Beverage Co. Ltd.(a)	169	239,368
LOTTE Fine Chemical Co. Ltd.	7,823	337,348
Lotte Food Co. Ltd.(a)	276	161,718
LOTTE Himart Co. Ltd.	3,773	164,211
Lotte Tour Development Co. Ltd.(a)	3,522	44,154
LS Corp.	7,714	414,952
LS Industrial Systems Co. Ltd.	6,488	305,738
Maeil Dairies Co. Ltd.(a)	1,910	134,160
Mando Corp.	13,775	401,725
Medipost Co. Ltd.(a)	3,299	237,591
MeereCo. Inc.	1,453	83,586
Meritz Financial Group Inc.	19,733	224,578
Meritz Fire & Marine Insurance Co. Ltd.	21,995	432,195
Meritz Securities Co. Ltd.(c)	127,886	522,483
Mezzion Pharma Co. Ltd.(a)	2,629	272,554
Mirae Asset Life Insurance Co. Ltd.	36,356	168,090
Modetour Network Inc.	6,307	134,585
Muhak Co. Ltd.	8,350	106,166
Namhae Chemical Corp.(a)	10,553	114,003
Naturalendo Tech Co. Ltd.(a)	6,870	60,106
Naturecell Co. Ltd.(a)(c)	17,717	215,811
Nexen Tire Corp.	15,681	133,707
NHN Entertainment Corp.(a)	4,775	314,173
NICE Holdings Co. Ltd.(a)(c)	8,800	140,055
NICE Information Service Co. Ltd.(a)	14,920	137,301
NongShim Co. Ltd.	1,385	331,257
NUTRIBIOTECH Co. Ltd.	5,211	77,838
Orion Holdings Corp.(c)	10,896	184,555
Oscotec Inc.(a)(c)	9,717	248,390
Osstem Implant Co. Ltd.(a)	5,187	243,047
Paradise Co. Ltd.	19,479	318,675

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Partron Co. Ltd.	19,429	$171,021
Peptron Inc.(a)(c)	5,781	130,814
Pharmicell Co. Ltd.(a)	23,012	247,573
Poongsan Corp.	8,561	242,817
Posco ICT Co. Ltd.	29,060	149,602
Prostemics Co. Ltd.(a)	8,377	46,328
RFHIC Corp.	5,119	131,992
S&T Motiv Co. Ltd.	4,961	159,235
Sam Chun Dang Pharm Co. Ltd.	5,606	253,210
Samjin Pharmaceutical Co. Ltd.(a)	4,250	153,041
Samwha Capacitor Co. Ltd.(c)	3,451	188,398
Samyang Corp.	2,798	157,227
Samyang Foods Co. Ltd.	1,616	93,969
Samyang Holdings Corp.	1,702	127,571
Sangsangin Co. Ltd.(a)	13,893	258,788
Seah Besteel Corp.	7,792	133,712
Seegene Inc.(a)	10,098	193,484
Seoul Semiconductor Co. Ltd.(a)	16,135	340,719
SFA Engineering Corp.	8,358	309,143
Shinsegae International Inc.	1,055	212,932
Silicon Works Co. Ltd.(c)	5,369	205,031
SK Chemicals Co. Ltd.(c)	3,933	257,724
SK Discovery Co. Ltd.	6,023	154,230
SK Gas Ltd.	2,127	152,050
SK Materials Co. Ltd.	2,325	352,874
SK Networks Co. Ltd.	65,224	342,155
SKC Co. Ltd.	9,107	313,364
SKCKOLONPI Inc.(c)	6,776	207,853
SL Corp.(a)	3,103	58,214
SM Entertainment Co. Ltd.(a)(c)	8,075	333,856
Songwon Industrial Co. Ltd.	6,655	121,893
Soulbrain Co. Ltd.	4,413	200,894
SPC Samlip Co. Ltd.(a)	968	98,117
STCUBE(a)	9,364	216,470
Sungwoo Hitech Co. Ltd.	29,162	108,901
Taekwang Industrial Co. Ltd.(a)	188	250,734
Taeyoung Engineering & Construction Co. Ltd.	15,514	164,147
Taihan Fiberoptics Co. Ltd.(a)(c)	27,455	123,519
Tego Science Inc.(a)	1,301	45,460
Telcon RF Pharmaceutical Inc.(a)	27,088	195,086
Theragen Etex Co. Ltd.(a)(c)	12,022	129,338
Tokai Carbon Korea Co. Ltd.	2,201	126,029
Tongyang Inc.(a)	87,637	148,438
Tongyang Life Insurance Co. Ltd.	20,355	87,324
Toptec Co. Ltd.	8,783	79,263
Vieworks Co. Ltd.(c)	3,341	101,891
Webzen Inc.(a)	7,747	142,927
WeMade Entertainment Co. Ltd.	4,363	189,696
WONIK IPS Co. Ltd.(a)	12,842	263,189
YG Entertainment Inc.(c)	4,754	177,741
Young Poong Corp.(a)	240	168,578
Youngone Corp.(a)	10,930	341,107
Yuanta Securities Korea Co. Ltd.(a)(c)	46,118	135,111
Yungjin Pharmaceutical Co. Ltd.(a)	44,694	263,467
Yuyang DNU Co. Ltd.(a)(c)	19,178	165,401

		49,234,911

Taiwan — 19.0%
AcBel Polytech Inc.	329,000	229,834
Accton Technology Corp.	196,000	690,982
A-DATA Technology Co. Ltd.	89,000	125,939

Security	Shares	Value

Taiwan (continued)
Advanced Ceramic X Corp.	19,000	$162,055
AmTRAN Technology Co. Ltd.(a)	488,312	195,950
Arcadyan Technology Corp.	50,000	148,977
Ardentec Corp.	178,000	173,509
Asia Optical Co. Inc.	97,000	243,316
Asia Pacific Telecom Co. Ltd.(a)	904,000	209,136
ASMedia Technology Inc.	11,000	209,446
ASPEED Technology Inc.	9,000	204,994
BES Engineering Corp.	693,000	179,462
Bizlink Holding Inc.	45,770	295,948
Brighton-Best International Taiwan Inc.	228,000	266,697
Capital Securities Corp.	972,530	292,614
Career Technology MFG. Co. Ltd.	164,000	159,063
Casetek Holdings Ltd.	70,816	110,907
Cathay Real Estate Development Co. Ltd.	246,300	166,059
Center Laboratories Inc.	95,200	242,512
Century Iron & Steel Industrial Co. Ltd.	49,000	110,493
Charoen Pokphand Enterprise	74,000	128,637
Cheng Loong Corp.	331,000	217,250
Cheng Uei Precision Industry Co. Ltd.	170,000	159,082
Chilisin Electronics Corp.	65,459	188,019
China Bills Finance Corp.	591,000	275,563
China General Plastics Corp.	138,660	106,327
China Man-Made Fiber Corp.	510,595	165,406
China Motor Corp.	344,000	270,492
China Petrochemical Development Corp.(a)	1,126,000	400,621
China Steel Chemical Corp.	69,000	302,666
Chin-Poon Industrial Co. Ltd.	146,000	195,448
Chipbond Technology Corp.	249,000	546,115
ChipMOS Technologies Inc.	130,000	107,923
Chlitina Holding Ltd.	18,000	162,592
Chong Hong Construction Co. Ltd.	81,424	229,907
Chroma ATE Inc.	155,000	644,648
Chung Hung Steel Corp.(a)	433,000	169,534
Chunghwa Precision Test Tech Co. Ltd.	8,000	108,134
Cleanaway Co. Ltd.	57,000	324,111
Clevo Co.	209,000	203,387
CMC Magnetics Corp.(a)	698,000	152,180
Compeq Manufacturing Co. Ltd.	426,000	314,207
Concraft Holding Co. Ltd.	15,980	59,192
Coretronic Corp.	157,400	237,303
CSBC Corp. Taiwan(a)	79,455	73,836
CTCI Corp.	274,000	429,120
Cub Elecparts Inc.	20,008	202,833
Darfon Electronics Corp.	86,000	135,805
Darwin Precisions Corp.	164,000	109,772
E Ink Holdings Inc.	348,000	364,661
Elan Microelectronics Corp.	113,000	328,244
Elite Material Co. Ltd.	113,000	349,539
Elite Semiconductor Memory Technology Inc.	126,000	139,607
eMemory Technology Inc.	29,000	261,482
Ennoconn Corp.	22,000	209,446
Epistar Corp.	406,000	360,138
Eternal Materials Co. Ltd.	510,399	423,722
Everlight Electronics Co. Ltd.	169,000	173,522
Far Eastern Department Stores Ltd.	486,000	257,398
Far Eastern International Bank	935,832	328,399
Faraday Technology Corp.	94,000	140,344
Farglory Land Development Co. Ltd.	150,000	179,845
Feng Hsin Steel Co. Ltd.	215,000	413,562

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Firich Enterprises Co. Ltd.	99,155	$138,536
FLEXium Interconnect Inc.	126,418	369,275
Foxsemicon Integrated Technology Inc.	28,200	129,654
General Interface Solution Holding Ltd.	100,000	349,292
Genius Electronic Optical Co. Ltd.	28,000	291,131
Getac Technology Corp.	170,000	261,271
Gigabyte Technology Co. Ltd.	209,000	325,284
Ginko International Co. Ltd.	21,000	155,573
Global Unichip Corp.	35,000	240,524
Goldsun Building Materials Co. Ltd.	670,000	194,405
Gourmet Master Co. Ltd.	38,821	292,011
Grand Pacific Petrochemical	358,000	279,756
Grape King Bio Ltd.	50,000	330,609
Great Wall Enterprise Co. Ltd.	251,466	283,524
Greatek Electronics Inc.	141,000	193,794
HannStar Display Corp.	1,232,320	283,890
Holtek Semiconductor Inc.	73,000	173,152
Holy Stone Enterprise Co. Ltd.	57,050	225,223
Hota Industrial Manufacturing Co. Ltd.	92,192	359,464
Hsin Kuang Steel Co. Ltd.	103,000	108,433
HTC Corp.(a)	291,000	347,954
Huaku Development Co. Ltd.	112,080	253,465
Hung Sheng Construction Ltd.	277,400	254,177
International CSRC Investment Holdings Co.	270,810	392,886
International Games System Co. Ltd.	34,000	216,529
ITEQ Corp.	89,600	198,843
Jih Sun Financial Holdings Co. Ltd.	592,752	180,080
Kenda Rubber Industrial Co. Ltd.	250,341	249,719
Kerry TJ Logistics Co. Ltd.	129,000	159,068
Kindom Construction Corp.	165,000	103,204
King Slide Works Co. Ltd.	28,000	304,778
King Yuan Electronics Co. Ltd.	465,000	381,501
King’s Town Bank Co. Ltd.	331,000	354,914
Kinpo Electronics	656,000	252,582
Kinsus Interconnect Technology Corp.	106,000	146,206
LandMark Optoelectronics Corp.	27,400	273,319
Lealea Enterprise Co. Ltd.	290,590	92,720
Lien Hwa Industrial Corp.	269,494	277,143
Long Chen Paper Co. Ltd.	255,751	145,009
Lotes Co. Ltd.	27,968	208,103
Lotus Pharmaceutical Co. Ltd.(a)	35,000	120,547
Lung Yen Life Service Corp.	80,000	165,321
Machvision Inc.	13,000	205,920
Macronix International	759,000	575,850
Makalot Industrial Co. Ltd.	77,559	472,514
Mercuries & Associates Holding Ltd.	175,436	105,456
Mercuries Life Insurance Co. Ltd.(a)	507,246	187,066
Merida Industry Co. Ltd.	88,000	460,351
Merry Electronics Co. Ltd.	74,224	396,726
Mitac Holdings Corp.	328,509	319,153
momo.com Inc.	18,000	143,876
Nan Kang Rubber Tire Co. Ltd.	204,000	185,928
OBI Pharma Inc.(a)	49,000	286,582
On-Bright Electronics Inc.	14,000	86,430
Oriental Union Chemical Corp.	237,000	201,758
Pan Jit International Inc.(a)	133,000	124,243
Pan-International Industrial Corp.	225,722	161,720
Parade Technologies Ltd.	29,000	513,541
PChome Online Inc.(a)	42,305	193,817
PharmaEngine Inc.	41,756	141,102

Security	Shares	Value

Taiwan (continued)
PharmaEssentia Corp.(a)	70,000	$386,659
Pharmally International Holding Co. Ltd.	16,851	115,255
Pixart Imaging Inc.	54,635	158,349
Poya International Co. Ltd.	23,453	240,043
President Securities Corp.	422,741	185,434
Primax Electronics Ltd.	159,000	300,677
Prince Housing & Development Corp.	573,917	203,262
Qisda Corp.	694,000	448,739
Radiant Opto-Electronics Corp.	180,000	535,733
Radium Life Tech Co. Ltd.(a)	293,707	141,717
Ritek Corp.(a)	548,218	197,723
Roo Hsing Co. Ltd.(a)	304,000	145,202
Run Long Construction Co. Ltd.	59,000	117,707
Sanyang Motor Co. Ltd.	356,820	235,936
ScinoPharm Taiwan Ltd.	114,708	101,005
SDI Corp.	56,000	148,477
Senao International Co. Ltd.	58,000	65,865
Sercomm Corp.	94,000	200,055
Shin Zu Shing Co. Ltd.	59,000	193,622
Shining Building Business Co. Ltd.(a)	218,300	75,187
Shinkong Synthetic Fibers Corp.	486,135	206,923
Sigurd Microelectronics Corp.	177,000	172,534
Silergy Corp.	28,000	504,021
Simplo Technology Co. Ltd.	71,600	508,329
Sinbon Electronics Co. Ltd.	90,000	263,773
Sino-American Silicon Products Inc.	212,000	491,830
Sinyi Realty Inc.	144,778	145,594
Sitronix Technology Corp.	46,000	174,874
Soft-World International Corp.	48,140	112,621
Sporton International Inc.	30,330	165,563
St. Shine Optical Co. Ltd.	20,000	375,611
Sunny Friend Environmental Technology Co. Ltd.	26,000	208,666
Supreme Electronics Co. Ltd.	175,000	170,585
TA Chen Stainless Pipe	347,188	496,362
Taichung Commercial Bank Co. Ltd.	1,174,400	406,393
TaiDoc Technology Corp.	22,000	127,240
Tainan Spinning Co. Ltd.	577,190	229,739
Taiwan Cogeneration Corp.	206,000	172,690
Taiwan Fertilizer Co. Ltd.	342,000	500,057
Taiwan Glass Industry Corp.	486,000	215,551
Taiwan Hon Chuan Enterprise Co. Ltd.	135,004	221,084
Taiwan Paiho Ltd.	102,050	214,535
Taiwan Secom Co. Ltd.	149,450	419,556
Taiwan Semiconductor Co. Ltd.	91,000	164,102
Taiwan Shin Kong Security Co. Ltd.	155,640	193,687
Taiwan Styrene Monomer	218,000	172,833
Taiwan TEA Corp.	414,000	214,557
Taiwan Union Technology Corp.	90,000	293,893
TCI Co. Ltd.	31,181	476,684
Teco Electric and Machinery Co. Ltd.	799,000	494,564
Test Research Inc.	62,000	103,345
Ton Yi Industrial Corp.	510,000	221,224
Tong Hsing Electronic Industries Ltd.	60,000	206,651
Tong Yang Industry Co. Ltd.	139,133	173,597
Topco Scientific Co. Ltd.	82,000	203,824
TPK Holding Co. Ltd.	131,000	222,615
Transcend Information Inc.	117,000	261,550
Tripod Technology Corp.	183,000	560,717
TSRC Corp.	291,000	267,111
TTY Biopharm Co. Ltd.	103,450	274,621

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Tung Ho Steel Enterprise Corp.	454,000	$302,406
TXC Corp.	154,000	169,880
U-Ming Marine Transport Corp.	208,000	207,821
Unimicron Technology Corp.	530,000	415,024
Unitech Printed Circuit Board Corp.	216,420	142,398
United Integrated Services Co. Ltd.	74,400	252,621
United Renewable Energy Co. Ltd.(a)	865,563	246,086
UPC Technology Corp.	357,458	153,313
USI Corp.	581,070	232,228
Visual Photonics Epitaxy Co. Ltd.	71,425	165,703
Voltronic Power Technology Corp.	24,077	448,268
Wafer Works Corp.	209,681	269,114
Wah Lee Industrial Corp.	126,000	213,299
Walsin Lihwa Corp.	1,117,000	658,735
Waterland Financial Holdings Co. Ltd.	1,211,178	397,475
Win Semiconductors Corp.	1	6
Wistron NeWeb Corp.	121,481	310,250
WT Microelectronics Co. Ltd.	218,757	285,028
XinTec Inc.(a)	67,000	87,079
Xxentria Technology Materials Corp.	61,000	145,481
Yang Ming Marine Transport Corp.(a)	478,820	143,600
YFY Inc.	640,000	252,660
Yieh Phui Enterprise Co. Ltd.	630,782	207,005
Yulon Finance Corp.	52,000	174,874
Yulon Motor Co. Ltd.	390,000	239,501
YungShin Global Holding Corp.	155,200	208,016
Yungtay Engineering Co. Ltd.	152,000	294,848

		51,621,886

Thailand — 3.9%
Amata Corp. PCL, NVDR(c)	274,600	189,094
Bangchak Corp. PCL, NVDR	254,100	266,095
Bangkok Airways PCL, NVDR(c)	511,600	199,688
Bangkok Chain Hospital PCL, NVDR(c)	671,700	347,440
Bangkok Land PCL, NVDR	3,794,200	198,665
Beauty Community PCL, NVDR	940,900	204,527
Carabao Group PCL, NVDR	94,900	165,633
CH Karnchang PCL, NVDR	376,300	304,503
Chularat Hospital PCL, NVDR	2,539,000	148,251
CK Power PCL, NVDR	920,700	144,332
Eastern Polymer Group PCL, NVDR	691,500	162,383
Esso Thailand PCL, NVDR	537,700	185,988
GFPT PCL, NVDR	335,200	154,237
Gunkul Engineering PCL, NVDR(c)	1,662,583	171,996
Hana Microelectronics PCL, NVDR	265,300	300,975
Italian-Thai Development PCL, NVDR(a)(c)	2,059,700	158,175
Jasmine International PCL, NVDR	1,942,800	369,910
KCE Electronics PCL, NVDR(c)	245,700	214,415
Khon Kaen Sugar Industry PCL, NVDR(c)	1,394,030	139,790
Kiatnakin Bank PCL, NVDR	210,132	470,109
LPN Development PCL, NVDR(c)	459,700	102,115
Major Cineplex Group PCL, NVDR	363,000	319,659
MBK PCL, NVDR	200,600	138,136
Mega Lifesciences PCL, NVDR	121,500	128,199
PTG Energy PCL, NVDR(c)	358,700	114,966
Quality Houses PCL, NVDR	3,051,667	296,330
Siam Global House PCL, NVDR(c)	719,028	433,527
Siamgas & Petrochemicals PCL, NVDR	377,400	119,163
Sino-Thai Engineering & Construction PCL, NVDR(a)	358,628	253,785
Sri Trang Agro-Industry PCL, NVDR	356,080	179,664
Srisawad Corp PCL, NVDR(c)	247,943	395,371

Security	Shares	Value

Thailand (continued)
Supalai PCL, NVDR(c)	463,800	$288,472
Super Energy Corp. PCL, NVDR(a)	6,239,800	116,826
Taokaenoi Food & Marketing PCL, NVDR(c)	308,600	106,743
Thai Airways International PCL, NVDR(a)(c)	417,500	173,558
Thai Vegetable Oil PCL, NVDR	290,600	265,125
Thaicom PCL, NVDR	372,600	87,497
Thanachart Capital PCL, NVDR	336,000	594,431
Tisco Financial Group PCL, NVDR	160,840	446,601
TTW PCL, NVDR	1,038,100	418,370
U City PCL, NVDR(a)(c)	1,306,800	104,503
VGI Global Media PCL, NVDR(c)	1,295,100	320,564
Vibhavadi Medical Center PCL, NVDR	2,195,800	133,786
WHA Corp. PCL, NVDR(c)	3,601,700	480,036
Workpoint Entertainment PCL, NVDR(c)	102,000	84,157

		10,597,790

Turkey — 1.3%
AG Anadolu Grubu Holding AS(c)	48,165	122,986
Aygaz AS	50,486	108,279
Coca-Cola Icecek AS	36,436	229,518
Dogan Sirketler Grubu Holding AS(a)	450,890	95,520
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	880,496	252,561
Enerjisa Enerji AS(b)	189,900	201,506
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(c)	356,321	177,025
Koza Altin Isletmeleri AS(a)	21,721	199,455
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	82,820	91,763
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	16,963	131,977
MLP Saglik Hizmetleri AS(a)(b)(c)	36,879	96,104
Otokar Otomotiv Ve Savunma Sanayi AS	5,492	122,525
Pegasus Hava Tasimaciligi AS(a)	9,365	51,794
Sasa Polyester Sanayi AS(a)(c)	58,153	93,651
Soda Sanayii AS	192,128	274,469
Sok Marketler Ticaret AS(a)(c)	95,585	191,027
Tekfen Holding AS	92,212	456,392
Trakya Cam Sanayii AS	242,824	175,267
Turkiye Sinai Kalkinma Bankasi AS	906,926	142,823
Ulker Biskuvi Sanayi AS	82,038	298,068

		3,512,710

United Arab Emirates — 0.6%
Air Arabia PJSC	1,088,711	280,996
Amanat Holdings PJSC	673,856	183,462
Arabtec Holding PJSC	285,404	167,839
Deyaar Development PJSC(a)	1,063,003	103,898
Drake & Scull International PJSC(a)(d)	241,185	20,770
Dubai Financial Market PJSC	1,103,900	252,157
Dubai Investments PJSC	882,498	307,541
DXB Entertainments PJSC(a)	1,680,393	120,322
Eshraq Properties Co. PJSC(a)	868,661	103,586

		1,540,571

Total Common Stocks — 97.9% (Cost: $269,886,376)		265,653,191

Preferred Stocks

Brazil — 1.6%
Alpargatas SA, Preference Shares, NVS	67,800	346,751
Banco ABC Brasil SA, Preference Shares, NVS	29,416	143,384
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	75,500	503,300

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Bradespar SA, Preference Shares, NVS	93,700	$720,068
Cia. de Gas de Sao Paulo - COMGAS, Class A, Preference Shares, NVS	11,460	247,764
Cia. de Saneamento do Parana, Preference Shares, NVS	38,000	138,615
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	79,000	507,673
Cia. Paranaense de Energia, Preference Shares, NVS	42,800	407,885
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	43,800	311,368
Marcopolo SA, Preference Shares, NVS	226,069	244,138
Metalurgica Gerdau SA, Preference Shares, NVS	279,700	535,497
Randon SA Implemetos e Participacoes, Preference Shares, NVS	76,625	197,168

		4,303,611

Chile — 0.1%
Coca-Cola Embonor SA, Class B, Preference Shares	110,409	295,031

Colombia — 0.0%
Avianca Holdings SA, Preference Shares, NVS	146,059	88,227

Total Preferred Stocks — 1.7% (Cost: $3,217,379)		4,686,869

Rights

China — 0.0%
China Aoyuan Group Ltd. (Expires 03/04/19)(a)	6,094	—

Total Rights — 0.0% (Cost: $0)		—

Warrants

Thailand — 0.0%
Samart Corp. PCL (Expires 05/17/21)(a)	101,933	1,456

Total Warrants — 0.0% (Cost: $0)		1,456

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	18,190,879	$18,198,155
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	85,339	85,339

		18,283,494

Total Short-Term Investments — 6.8% (Cost: $18,276,390)		18,283,494

Total Investments in Securities — 106.4% (Cost: $291,380,145)		288,625,010

Other Assets, Less Liabilities — (6.4)%		(17,286,134)

Net Assets — 100.0%		$271,338,876

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of
Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	21,372,298	(3,181,419)	18,190,879	$18,198,155	$535,497	(b)	$465		$692
BlackRock Cash Funds: Treasury, SL Agency Shares	768,641	(683,302)	85,339	85,339	4,240		—		—

				$18,283,494	$539,737		$465		$692

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$265,066,515	$236,502		$350,174	$265,653,191
Preferred Stocks	4,686,869	—		—	4,686,869
Rights	—	0	(a)	—	0	(a)
Warrants	1,456	—		—	1,456
Money Market Funds	18,283,494	—		—	18,283,494

	$288,038,334	$236,502		$350,174	$288,625,010

(a)	Rounds to less than $1.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$58,441,993,770	$293,217,786	$496,418,131	$270,341,516
Affiliated(c)	2,671,449,068	1,970,110	36,753,341	18,283,494
Cash	15,370,651	101,148	229,769	79,563
Foreign currency, at value(d)	63,638,653	679,165	337,648	366,503
Cash pledged:
Futures contracts	15,252,200	—	—	—
Receivables:
Investments sold	247,479,101	4,839,848	1,906,635	1,208,139
Securities lending income — Affiliated	4,006,184	4,901	13,101	66,320
Capital shares sold	65,450,068	—	—	—
Dividends	156,902,194	533,702	1,252,184	657,807

Total assets	61,681,541,889	301,346,660	536,910,809	291,003,342

LIABILITIES
Collateral on securities loaned, at value	2,544,509,653	1,838,861	36,651,621	18,193,095
Deferred foreign capital gain tax	30,143,555	330,839	413,371	—
Payables:
Investments purchased	446,547,799	5,238,240	1,881,846	1,319,891
Variation margin on futures contracts	3,733,406	—	—	—
Bank borrowings	—	—	115,011	—
Capital shares redeemed	—	—	—	7,378
Investment advisory fees	5,771,855	149,972	180,922	143,631
Professional fees	6,227	—	—	—
Foreign taxes	597,633	—	337	471

Total liabilities	3,031,310,128	7,557,912	39,243,108	19,664,466

NET ASSETS	$58,650,231,761	$293,788,748	$497,667,701	$271,338,876

NET ASSETS CONSIST OF:
Paid-in capital	$56,348,027,579	$497,904,809	$494,427,073	$303,359,565
Accumulated earnings (loss)	2,302,204,182	(204,116,061)	3,240,628	(32,020,689)

NET ASSETS	$58,650,231,761	$293,788,748	$497,667,701	$271,338,876

Shares outstanding	1,143,600,000	7,000,000	7,500,000	6,050,000

Net asset value	$51.29	$41.97	$66.36	$44.85

Shares authorized	2.05 billion	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$2,359,558,257	$1,749,320	$35,511,432	$16,705,838
(b) Investments, at cost — Unaffiliated	$53,395,332,737	$268,688,355	$448,248,748	$273,103,755
(c) Investments, at cost — Affiliated	$2,670,561,694	$1,969,467	$36,745,236	$18,276,390
(d) Foreign currency, at cost	$63,701,738	$679,056	$337,163	$367,113

See notes to consolidated financial statements

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$475,826,715	$1,675,815	$3,117,196	$2,229,330
Dividends — Affiliated	1,220,705	3,625	7,867	4,240
Interest — Unaffiliated	161,156	—	48	7,769
Securities lending income — Affiliated — net(a)	27,018,948	30,496	112,770	535,497
Foreign taxes withheld	(49,269,463)	(117,088)	(321,054)	(243,724)
Foreign withholding tax claims	62,273	—	—	—
Other foreign taxes	(581,891)	—	(4,705)	(6,848)

Total investment income	454,438,443	1,592,848	2,912,122	2,526,264

EXPENSES
Investment advisory fees	34,791,420	681,725	1,038,882	850,977
Commitment fees	155,542	1,232	1,740	1,292
Professional fees	6,227	—	—	—
Mauritius income taxes	1,113,198	12,789	14,576	8,982
Interest expense	—	134	11	2,145

Total expenses	36,066,387	695,880	1,055,209	863,396

Less:
Investment advisory fees waived	(1,268,740)	—	—	—

Total expenses after fees waived	34,797,647	695,880	1,055,209	863,396

Net investment income	419,640,796	896,968	1,856,913	1,662,868

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	(793,492,897)	(1,597,748)	(2,772,457)	(8,206,033)
Investments — Affiliated	(34,473)	1,001	(2,582)	465
In-kind redemptions — Unaffiliated	—	1,154,989	1,275,648	649,908
Futures contracts	9,519,916	—	—	—
Foreign currency transactions	(2,965,031)	(11,464)	(10,353)	(23,712)

Net realized loss	(786,972,485)	(453,222)	(1,509,744)	(7,579,372)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	746,034,516	8,505,307	(8,183,695)	(3,293,523)
Investments — Affiliated	255,039	(53)	3,170	692
Futures contracts	1,000,093	—	—	—
Foreign currency translations	2,261,045	24,203	(3,010)	5,198

Net change in unrealized appreciation (depreciation)	749,550,693	8,529,457	(8,183,535)	(3,287,633)

Net realized and unrealized gain (loss)	(37,421,792)	8,076,235	(9,693,279)	(10,867,005)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$382,219,004	$8,973,203	$(7,836,366)	$(9,204,137)

(a) Net of securities lending income tax paid of	$1,246,768	$—	$—	$—
(b) Net of foreign capital gain tax of	$41,618	$—	$2,556	$—
(c) Net of deferred foreign capital gain tax of	$(33,129,520)	$(368,432)	$(523,046)	$(23,388)

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	59

Consolidated Statements of Changes in Net Assets

	iShares Core MSCI Emerging Markets ETF		iShares MSCI BRIC ETF

	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$419,640,796	$1,131,105,074	$896,968	$4,523,668
Net realized gain (loss)	(786,972,485)	(779,346,985)	(453,222)	18,799,905
Net change in unrealized appreciation (depreciation)	749,550,693	(1,566,053,631)	8,529,457	(26,853,985)

Net increase (decrease) in net assets resulting from operations	382,219,004	(1,214,295,542)	8,973,203	(3,530,412)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(878,886,503)	(1,110,833,238)	(2,980,864)	(4,984,880)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	10,067,173,676	14,629,556,824	82,732,263	(48,122,268)

NET ASSETS(a)
Total increase (decrease) in net assets	9,570,506,177	12,304,428,044	88,724,602	(56,637,560)
Beginning of period	49,079,725,584	36,775,297,540	205,064,146	261,701,706

End of period	$58,650,231,761	$49,079,725,584	$293,788,748	$205,064,146

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to consolidated financial statements.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets   (continued)

	iShares MSCI Emerging Markets Asia ETF		iShares MSCI Emerging Markets Small-Cap ETF

	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,856,913	$8,923,956	$1,662,868	$6,406,951
Net realized gain (loss)	(1,509,744)	25,175,395	(7,579,372)	13,157,734
Net change in unrealized appreciation (depreciation)	(8,183,535)	(22,402,586)	(3,287,633)	(26,436,641)

Net increase (decrease) in net assets resulting from operations	(7,836,366)	11,696,765	(9,204,137)	(6,871,956)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,767,800)	(10,521,349)	(4,832,530)	(8,416,326)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	71,733,687	(61,967,541)	23,351,830	23,792,902

NET ASSETS(a)
Total increase (decrease) in net assets	57,129,521	(60,792,125)	9,315,163	8,504,620
Beginning of period	440,538,180	501,330,305	262,023,713	253,519,093

End of period	$497,667,701	$440,538,180	$271,338,876	$262,023,713

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 14 for this prior year information.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	61

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$52.27		$53.91	$44.60	$40.75	$53.89	$45.71

Net investment income(a)	0.41		1.39	1.31	1.20	1.21	1.31
Net realized and unrealized gain (loss)(b)	(0.53)		(1.61)	8.95	3.58	(13.26)	7.78

Net increase (decrease) from investment operations	(0.12)		(0.22)	10.26	4.78	(12.05)	9.09

Distributions
From net investment income	(0.86)		(1.42)	(0.95)	(0.93)	(1.09)	(0.91)

Total distributions	(0.86)		(1.42)	(0.95)	(0.93)	(1.09)	(0.91)

Net asset value, end of period	$51.29		$52.27	$53.91	$44.60	$40.75	$53.89

Total Return
Based on net asset value	(0.08	)%(c)	(0.52)%	23.45%	11.99%	(22.61)%	20.05%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.14%	0.15%	0.17%	0.18%	0.18%

Total expenses after fees waived	0.14	%(d)	0.14%	0.14%	0.17%	0.18%	0.17%

Total expenses excluding professional fees for foreign withholding tax claims	0.15	%(d)	N/A	N/A	N/A	N/A	N/A

Net investment income	1.69	%(d)	2.48%	2.74%	2.93%	2.49%	2.61%

Supplemental Data
Net assets, end of period (000)	$58,650,232		$49,079,726	$36,775,298	$16,003,488	$7,025,331	$5,669,167

Portfolio turnover rate(e)	4	%(c)	6%	4%	10%	7%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

62	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI BRIC ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$41.01		$42.21	$33.48	$30.74	$41.12	$34.41

Net investment income(a)	0.18		0.68	0.70	0.64	0.77	0.89
Net realized and unrealized gain (loss)(b)	1.42		(1.13)	8.57	2.84	(10.20)	6.53

Net increase (decrease) from investment operations	1.60		(0.45)	9.27	3.48	(9.43)	7.42

Distributions
From net investment income	(0.64)		(0.75)	(0.54)	(0.74)	(0.95)	(0.71)

Total distributions	(0.64)		(0.75)	(0.54)	(0.74)	(0.95)	(0.71)

Net asset value, end of period	$41.97		$41.01	$42.21	$33.48	$30.74	$41.12

Total Return
Based on net asset value	4.07	%(c)	(1.16)%	28.15%	11.61%	(23.19)%	21.73%

Ratios to Average Net Assets
Total expenses	0.70	%(d)	0.67%	0.70%	0.73%	0.69%	0.68%

Net investment income	0.90	%(d)	1.51%	1.96%	2.13%	2.07%	2.38%

Supplemental Data
Net assets, end of period (000)	$293,789		$205,064	$261,702	$182,488	$196,758	$411,164

Portfolio turnover rate(e)	7	%(c)	22%	24%	20%	9%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	63

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$69.38		$69.15	$56.33	$50.87	$62.08	$52.23

Net investment income(a)	0.28		1.16	1.31	1.02	1.25	1.36
Net realized and unrealized gain (loss)(b)	(2.31)		0.42	12.43	5.54	(11.61)	9.75

Net increase (decrease) from investment operations	(2.03)		1.58	13.74	6.56	(10.36)	11.11

Distributions
From net investment income	(0.99)		(1.35)	(0.92)	(1.10)	(0.85)	(1.26)

Total distributions	(0.99)		(1.35)	(0.92)	(1.10)	(0.85)	(1.26)

Net asset value, end of period	$66.36		$69.38	$69.15	$56.33	$50.87	$62.08

Total Return
Based on net asset value	(2.80	)%(c)	2.22%	24.80%	13.14%	(16.86)%	21.54	%(d)

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.49%	0.66%	0.68%	0.68%

Total expenses after fees waived	0.50	%(e)	0.50%	0.49%	0.49%	0.49%	0.49%

Net investment income	0.88	%(e)	1.58%	2.16%	1.98%	2.10%	2.36%

Supplemental Data
Net assets, end of period (000)	$497,668		$440,538	$501,330	$216,863	$124,637	$80,706

Portfolio turnover rate(f)	4	%(c)	33%	15%	22%	16%	33%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 21.46%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

64	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$47.64		$49.23	$43.27	$40.06	$51.37	$43.78

Net investment income(a)	0.29		1.10	1.04	0.90	1.04	0.93
Net realized and unrealized gain (loss)(b)	(2.29)		(1.22)	5.81	3.36	(11.06)	7.67

Net increase (decrease) from investment operations	(2.00)		(0.12)	6.85	4.26	(10.02)	8.60

Distributions
From net investment income	(0.79)		(1.47)	(0.89)	(1.05)	(1.29)	(1.01)

Total distributions	(0.79)		(1.47)	(0.89)	(1.05)	(1.29)	(1.01)

Net asset value, end of period	$44.85		$47.64	$49.23	$43.27	$40.06	$51.37

Total Return
Based on net asset value	(4.06	)%(c)	(0.38)%	16.17%	10.83%	(19.77)%	19.92	%(d)

Ratios to Average Net Assets
Total expenses	0.69	%(e)	0.67%	0.69%	0.71%	0.69%	0.67%

Net investment income	1.33	%(e)	2.14%	2.32%	2.20%	2.20%	1.93%

Supplemental Data
Net assets, end of period (000)	$271,339		$262,024	$253,519	$121,151	$76,120	$43,666

Portfolio turnover rate(f)	15	%(c)	39%	19%	24%	23%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 19.73%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	65

Notes to Consolidated Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI Emerging Markets	Diversified
MSCI BRIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for each Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the consolidated statement of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by each Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company ( the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

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Notes to Consolidated Financial Statements  (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the consolidated schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its consolidated schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the consolidated statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core MSCI Emerging Markets
Barclays Bank PLC	$51,282,502	$51,282,502		$—	$—
Barclays Capital Inc.	134,539,436	134,539,436		—	—
BNP Paribas Prime Brokerage International Ltd.	401,927	401,927		—	—
BNP Paribas Securities Corp.	3,656,790	3,656,790		—	—
Citigroup Global Markets Inc.	257,157,011	257,157,011		—	—
Citigroup Global Markets Ltd.	59,069,180	59,069,180		—	—
Credit Suisse Securities (Europe) Ltd.	28,772,692	28,772,692		—	—
Credit Suisse Securities (USA) LLC	172,832,719	172,832,719		—	—
Deutsche Bank AG	426,700	426,700		—	—
Deutsche Bank Securities Inc.	2,917,333	2,917,333		—	—
Goldman Sachs & Co.	302,224,135	302,224,135		—	—
Goldman Sachs International	81,038,705	81,038,705		—	—
HSBC Bank PLC	49,141,935	49,141,935		—	—
Jefferies LLC	5,621,251	5,621,251		—	—
JPMorgan Securities LLC	492,173,936	492,173,936		—	—
JPMorgan Securities PLC	42,340,302	42,340,302		—	—
Macquarie Bank Limited	30,629,277	30,629,277		—	—
Merrill Lynch, Pierce, Fenner & Smith	12,336,337	12,336,337		—	—
Morgan Stanley & Co. International PLC	225,231,407	225,231,407		—	—
Morgan Stanley & Co. LLC	323,569,905	323,569,905		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	34,202,124	34,202,124		—	—
SG Americas Securities LLC	629,842	629,842		—	—
State Street Bank & Trust Company	329,137	329,137		—	—
UBS AG	15,981,438	15,981,438		—	—
UBS Ltd.	12,653,919	12,653,919		—	—
UBS Securities LLC	6,707,014	6,707,014		—	—
Wells Fargo Bank, National Association	6,790,413	6,790,413		—	—
Wells Fargo Securities LLC	6,900,890	6,806,144		—	(94,746	)(b)

	$2,359,558,257	$2,359,463,511		$—	$(94,746)

MSCI BRIC
Barclays Bank PLC	$19,147	$19,147		$—	$—
Barclays Capital Inc.	7,902	7,902		—	—
Citigroup Global Markets Inc.	72,643	72,643		—	—
Credit Suisse Securities (USA) LLC	184,560	184,560		—	—
Jefferies LLC	146,946	146,946		—	—
JPMorgan Securities LLC	575,505	575,505		—	—
Macquarie Bank Limited	578,807	578,807		—	—
Morgan Stanley & Co. LLC	153,374	153,374		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,436	10,436		—	—

	$1,749,320	$1,749,320		$—	$—

MSCI Emerging Markets Asia
Barclays Capital Inc.	$1,065,755	$1,065,755		$—	$—
Citigroup Global Markets Inc.	1,367,518	1,367,518		—	—
Credit Suisse Securities (USA) LLC	426,978	426,978		—	—
Deutsche Bank AG	71,752	71,752		—	—
HSBC Bank PLC	18,161	18,161		—	—
Jefferies LLC	82,051	82,051		—	—
JPMorgan Securities LLC	29,915,990	29,915,990		—	—
JPMorgan Securities PLC	58,090	58,090		—	—
Macquarie Bank Limited	1,129,929	1,129,929		—	—
Morgan Stanley & Co. International PLC	283,919	283,919		—	—
Morgan Stanley & Co. LLC	1,071,146	1,071,146		—	—
Nomura Securities International Inc.	20,143	20,143		—	—

	$35,511,432	$35,511,432		$—	$—

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	69

Notes to Consolidated Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Emerging Markets Small-Cap
Barclays Bank PLC	$214,755	$214,755		$—	$—
Barclays Capital Inc.	204,513	204,513		—	—
Citigroup Global Markets Inc.	940,990	940,990		—	—
Credit Suisse Securities (USA) LLC	2,269,017	2,269,017		—	—
Deutsche Bank AG	44,101	44,101		—	—
Deutsche Bank Securities Inc.	408,232	408,232		—	—
Goldman Sachs & Co.	3,587,960	3,587,960		—	—
HSBC Bank PLC	2,412,719	2,412,719		—	—
JPMorgan Securities LLC	987,923	987,923		—	—
Macquarie Bank Limited	1,054,401	1,054,401		—	—
Merrill Lynch, Pierce, Fenner & Smith	58,898	58,898		—	—
Morgan Stanley & Co. International PLC	114,890	114,890		—	—
Morgan Stanley & Co. LLC	2,916,087	2,916,087		—	—
SG Americas Securities LLC	2,038	2,038		—	—
UBS AG	1,047,948	1,047,948		—	—
UBS Securities LLC	441,366	441,366		—	—

	$16,705,838	$16,705,838		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc.. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

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Notes to Consolidated Financial Statements  (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core MSCI Emerging Markets	0.14%
MSCI Emerging Markets Asia	0.49

For its investment advisory services to each of the iShares MSCIBRIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	.0.35

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary(including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Core MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2022 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.14% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its consolidated statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core MSCI Emerging Markets	$5,856,522
MSCI BRIC	6,936
MSCI Emerging Markets Asia	26,637
MSCI Emerging Markets Small-Cap	105,097

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	71

Notes to Consolidated Financial Statements  (unaudited) (continued)

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$24,055,790	$15,604,888
MSCI BRIC	124,257	831,072
MSCI Emerging Markets Asia	305,727	67,223
MSCI Emerging Markets Small-Cap	2,373,037	1,318,818

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$7,801,782,672	$1,837,422,557
MSCI BRIC	86,242,398	16,262,255
MSCI Emerging Markets Asia	88,403,264	17,114,299
MSCI Emerging Markets Small-Cap	60,037,745	38,093,250

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Emerging Markets	$3,767,417,056	$—
MSCI BRIC	19,138,598	8,473,887
MSCI Emerging Markets Asia	4,767,336	9,448,267
MSCI Emerging Markets Small-Cap	5,260,479	6,971,180

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Core MSCI Emerging Markets	$1,039,051,226	$—	$1,039,051,226
MSCI BRIC	216,012,610	7,760,558	223,773,168
MSCI Emerging Markets Asia	34,528,807	—	34,528,807
MSCI Emerging Markets Small-Cap	9,761,132	—	9,761,132

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$57,066,388,069	$8,177,056,418	$(4,132,072,932)	$4,044,983,486
MSCI BRIC	274,791,848	43,847,725	(23,451,677)	20,396,048
MSCI Emerging Markets Asia	493,370,308	71,817,239	(32,016,075)	39,801,164
MSCI Emerging Markets Small-Cap	303,009,888	32,275,831	(46,660,709)	(14,384,878)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The iShares Core MSCI Emerging Markets ETF did not borrow under the credit agreement during the six months ended February 28, 2019.

For the six months ended ended February 28, 2019, the maximum amount borrowed, the average borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI BRIC	$240,000	$10,840	3.21%
MSCI Emerging Markets Asia	115,000	635	3.49
MSCI Emerging Markets Small-Cap	2,800,000	141,436	3.31

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	73

Notes to Consolidated Financial Statements  (unaudited) (continued)

financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount

Core MSCI Emerging Markets
Shares sold	204,600,000	$10,067,173,676	256,800,000	$14,629,556,824

MSCI BRIC
Shares sold	2,350,000	$96,105,672	1,450,000	$67,260,906
Shares redeemed	(350,000)	(13,373,409)	(2,650,000)	(115,383,174)

Net increase(decrease)	2,000,000	$82,732,263	(1,200,000)	$(48,122,268)

MSCI Emerging Markets Asia
Shares sold	1,500,000	$94,065,859	2,100,000	$159,314,183
Shares redeemed	(350,000)	(22,332,172)	(3,000,000)	(221,281,724)

Net increase(decrease)	1,150,000	$71,733,687	(900,000)	$(61,967,541)

MSCI Emerging Markets Small-Cap
Shares sold	1,100,000	$47,301,251	2,450,000	$129,553,510
Shares redeemed	(550,000)	(23,949,421)	(2,100,000)	(105,760,608)

Net increase	550,000	$23,351,830	350,000	$23,792,902

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the consolidated statement of assets and liabilities.

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Notes to Consolidated Financial Statements  (unaudited) (continued)

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Core MSCI Emerging Markets ETF has filed claims to recover taxes withheld by Poland on dividend income on the basis that Poland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has received payments on certain of the claims resulting from a favorable court ruling that the imposition of a withholding tax by a European Union member state on dividends paid to a nonresident company, including the Fund, while exempting domestic funds from such taxes results in discriminatory tax withholding contrary to the free movement of capital. The Fund continues to evaluate developments in Poland for potential impacts to the receivables and payables recorded. Polish withholding tax claims received are disclosed in the statement of operations. Professional fees associated with the filing of tax claims in Poland that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc.. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

14.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the consolidated statement of assets and liabilities, consolidated statement of changes in net assets and notes to the consolidated financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the consolidated statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Core MSCI Emerging Markets	$1,110,833,238
MSCI BRIC	4,984,880
MSCI Emerging Markets Asia	10,521,349
MSCI Emerging Markets Small-Cap	8,416,326

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Core MSCI Emerging Markets	$396,725,467
MSCI BRIC	1,966,005
MSCI Emerging Markets Asia	3,898,199
MSCI Emerging Markets Small-Cap	377,735

15.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	75

Supplemental Information   (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI Emerging Markets(a)	$0.700665	$—	$0.157958	$0.858623	82%	—%	18%	100%
MSCI BRIC(a)	0.500345	—	0.140701	0.641046	78	—	22	100
MSCI Emerging Markets Asia(a)	0.789428	—	0.198572	0.988000	80	—	20	100
MSCI Emerging Markets Small-Cap(a)	0.630850	—	0.161368	0.792218	80	—	20	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	77

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶	iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX

▶	iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF

Investment Objective

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.93)%	(4.74)%	3.83%	(4.74)%	18.12%
Fund Market	(0.82)	(4.55)	3.86	(4.55)	18.29
Index	(0.83)	(5.27)	4.26	(5.27)	20.34

The inception date of the Fund was 9/23/14. The first day of secondary market trading was 9/25/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$990.70	$0.00		$1,000.00	$1,024.80	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	24.6%
Information Technology	14.5
Consumer Discretionary	13.3
Communication Services	12.0
Energy	8.0
Materials	7.4
Consumer Staples	6.4
Industrials	5.5
Real Estate	3.0
Health Care	2.7
Utilities	2.6

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments	(a)
China	32.4%
South Korea	13.5
Taiwan	11.2
India	8.5
Brazil	7.6
South Africa	6.1
Russia	3.7
Mexico	2.7
Thailand	2.4
Malaysia	2.3

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI Emerging Markets ETF

Investment Objective

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.09%	(10.33)%	3.56%	9.26%	(10.33)%	19.10%	142.38%
Fund Market	(0.22)	(9.70)	3.62	9.28	(9.70)	19.48	142.87
Index	0.33	(9.89)	4.13	10.32	(9.89)	22.45	167.13

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,000.90	$3.42		$1,000.00	$1,021.40	$3.46		0.69%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	24.6%
Information Technology	14.5
Consumer Discretionary	13.3
Communication Services	12.0
Energy	8.0
Materials	7.4
Consumer Staples	6.4
Industrials	5.5
Real Estate	3.0
Health Care	2.7
Utilities	2.6

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments	(a)
China	32.4%
South Korea	13.5
Taiwan	11.2
India	8.5
Brazil	7.6
South Africa	6.1
Russia	3.7
Mexico	2.7
Thailand	2.4
Malaysia	2.3

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) February 28, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.6%
iShares MSCI Emerging Markets ETF(a)(b)	6,267,104	$265,975,894

Total Investment Companies — 99.6% (Cost: $266,091,390)		265,975,894

Short-Term Investments

Money Market Funds — 42.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.62%(a)(c)(d)	112,643,337	112,688,394
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(c)	168,256	168,256

		112,856,650

Total Short-Term Investments — 42.3% (Cost: $112,856,650)		112,856,650

Total Investments in Securities — 141.9% (Cost: $378,948,040)		378,832,544

Other Assets, Less Liabilities — (41.9)%		(111,923,701)

Net Assets — 100.0%		$266,908,843

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	155,991,380	—	(43,348,043	)(b)	112,643,337	$112,688,394	$71,610	(c)	$11,689		$(2,548)
BlackRock Cash Funds: Treasury, SL Agency Shares	7,866,429	—	(7,698,173	)(b)	168,256	168,256	12,624		—		—
iShares MSCI Emerging Markets ETF	7,975,290	1,289,480	(2,997,666)		6,267,104	265,975,894	4,082,350		2,248,389		(11,812,623)

						$378,832,544	$4,166,584		$2,260,078		$(11,815,171)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	114,477,000	USD	172,698	MS	03/06/19	$1,854
CNY	539,000	USD	80,222	MS	03/06/19	232
EUR	21,000	USD	23,870	MS	03/06/19	20
INR	1,724,414,000	USD	24,219,313	MS	03/06/19	49,104
TWD	5,974,000	USD	194,029	MS	03/06/19	11
USD	43,837,904	BRL	163,825,000	MS	03/06/19	222,766
USD	325,432	CLP	212,605,000	MS	03/06/19	1,256
USD	5,252,581	EUR	4,580,000	MS	03/06/19	42,199
USD	63,253,214	HKD	495,581,000	MS	03/06/19	114,167

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	108,159	INR	7,649,000	MS	03/06/19	$511
USD	48,475,388	KRW	54,158,394,000	MS	03/06/19	325,483
USD	7,755,732	MXN	148,071,000	MS	03/06/19	78,727
USD	795,238	RUB	52,343,000	MS	03/06/19	1,536
USD	342,217	TRY	1,807,000	MS	03/06/19	4,694
USD	2,275,858	TWD	69,801,000	MS	03/06/19	8,671
USD	17,515,673	ZAR	239,435,000	MS	03/06/19	530,776
RUB	7,585,000	USD	114,560	MS	04/02/19	34
USD	21,200,539	BRL	79,211,000	MS	04/02/19	151,139
USD	4,291,284	CLP	2,785,538,000	MS	04/02/19	44,514
USD	2,171,858	CNY	14,515,320	MS	04/02/19	5,033
USD	5,085,878	EUR	4,456,000	MS	04/02/19	4,988
USD	60,963,096	HKD	478,030,000	MS	04/02/19	4,215
USD	46,713,976	KRW	52,233,980,000	MS	04/02/19	270,923
USD	7,448,755	MXN	143,391,000	MS	04/02/19	45,675
USD	8,915,531	RUB	588,960,000	MS	04/02/19	17,595
USD	1,814,255	TRY	9,786,000	MS	04/02/19	14,334
USD	41,446,881	TWD	1,273,787,000	MS	04/02/19	87,091
USD	16,670,151	ZAR	232,002,000	MS	04/02/19	264,886

						2,292,434

BRL	164,190,000	USD	43,989,825	MS	03/06/19	(277,513)
CLP	2,721,517,000	USD	4,194,370	MS	03/06/19	(44,663)
CNY	12,787,320	USD	1,913,857	MS	03/06/19	(5,169)
EUR	4,622,000	USD	5,265,674	MS	03/06/19	(7,511)
HKD	495,581,000	USD	63,156,541	MS	03/06/19	(17,494)
KRW	54,399,156,000	USD	48,633,477	MS	03/06/19	(269,521)
MXN	149,394,000	USD	7,793,237	MS	03/06/19	(47,639)
RUB	613,484,000	USD	9,320,913	MS	03/06/19	(18,368)
TRY	10,194,000	USD	1,918,809	MS	03/06/19	(14,713)
TWD	1,321,044,000	USD	42,963,730	MS	03/06/19	(55,277)
USD	96,948	BRL	365,000	MS	03/06/19	(226)
USD	3,915,759	CLP	2,623,389,000	MS	03/06/19	(84,325)
USD	1,973,937	CNY	13,326,320	MS	03/06/19	(15,204)
USD	71,346	EUR	63,000	MS	03/06/19	(325)
USD	24,033,640	INR	1,716,765,000	MS	03/06/19	(127,129)
USD	213,927	KRW	240,762,000	MS	03/06/19	(124)
USD	68,175	MXN	1,323,000	MS	03/06/19	(419)
USD	8,433,712	RUB	561,141,000	MS	03/06/19	(75,132)
USD	1,547,269	TRY	8,387,000	MS	03/06/19	(19,305)
USD	40,814,908	TWD	1,257,217,000	MS	03/06/19	(20,399)
ZAR	239,435,000	USD	17,285,485	MS	03/06/19	(300,588)
BRL	1,443,000	USD	384,559	MS	04/02/19	(1,098)
CLP	50,089,000	USD	76,403	MS	04/02/19	(38)
CNY	81,000	USD	12,094	MS	04/02/19	(2)
EUR	80,000	USD	91,267	MS	04/02/19	(49)
HKD	6,737,000	USD	859,143	MS	04/02/19	(34)
INR	11,700,000	USD	164,596	MS	04/02/19	(77)
KRW	710,540,000	USD	632,119	MS	04/02/19	(353)
MXN	3,945,000	USD	203,868	MS	04/02/19	(193)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	2,539,000	USD	38,375	MS	04/02/19	$(16)
TRY	266,000	USD	48,979	MS	04/02/19	(54)
TWD	6,887,000	USD	223,675	MS	04/02/19	(55)
USD	10,147	CNY	68,000	MS	04/02/19	(4)
USD	23,943	EUR	21,000	MS	04/02/19	(2)
USD	2,540,579	HKD	19,924,000	MS	04/02/19	(150)
USD	22,799,420	INR	1,630,988,000	MS	04/02/19	(134,611)
USD	216,222	KRW	243,259,000	MS	04/02/19	(68)
USD	33,968	MXN	658,000	MS	04/02/19	(4)
USD	41,259	RUB	2,733,000	MS	04/02/19	(31)
USD	8,276	TRY	45,000	MS	04/02/19	(1)
USD	1,351,963	TWD	41,650,000	MS	04/02/19	(410)
ZAR	2,081,000	USD	147,548	MS	04/02/19	(396)

						(1,538,690)

	Net unrealized appreciation					$753,744

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$2,292,434

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$1,538,690

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$3,639,558

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(6,309,565)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$359,855,884
Average amounts sold — in USD	$630,428,166

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Currency Hedged MSCI Emerging Markets ETF

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$2,292,434	$1,538,690

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,292,434	$1,538,690
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$2,292,434	$1,538,690

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Assets	(b)

Morgan Stanley & Co. International PLC	$2,292,434	$(1,538,690)		$753,744

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Net Amount of Derivative Liabilities

Morgan Stanley & Co. International PLC	$1,538,690	$(1,538,690)		$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$265,975,894	$—	$—	$265,975,894
Money Market Funds	112,856,650	—	—	112,856,650

	$378,832,544	$—	$—	$378,832,544

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,292,434	$—	$2,292,434
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,538,690)	—	(1,538,690)

	$—	$753,744	$—	$753,744

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.7%
Ambev SA	30,938,715	$142,143,606
Atacadao Distribuicao Comercio e Industria Ltda	2,562,300	13,336,737
B2W Cia. Digital(a)	1,190,200	15,344,622
B3 SA — Brasil, Bolsa, Balcao	13,482,901	117,886,627
Banco Bradesco SA	6,645,391	68,274,626
Banco do Brasil SA	5,614,374	75,751,570
Banco Santander Brasil SA	2,686,300	32,190,473
BB Seguridade Participacoes SA	4,596,300	33,458,834
BR Malls Participacoes SA	5,426,388	19,374,531
BRF SA(a)	3,415,585	18,734,373
CCR SA	7,899,100	29,972,453
Centrais Eletricas Brasileiras SA(a)	1,350,100	13,312,899
Cia. de Saneamento Basico do Estado de Sao Paulo	2,215,924	23,250,879
Cia. Siderurgica Nacional SA(a)	4,115,828	14,355,051
Cielo SA	7,981,976	23,135,545
Cosan SA	1,044,900	12,175,756
Embraer SA	4,389,400	22,331,778
Engie Brasil Energia SA	1,317,550	14,460,465
Equatorial Energia SA	1,094,000	23,958,462
Hypera SA	2,216,000	15,895,047
IRB Brasil Resseguros S/A	695,700	16,510,179
JBS SA	6,221,965	22,281,445
Klabin SA	4,554,900	21,910,645
Kroton Educacional SA	9,162,780	26,802,399
Localiza Rent a Car SA	3,767,589	34,709,739
Lojas Renner SA	4,691,990	54,148,211
M. Dias Branco SA	667,700	8,364,388
Magazine Luiza SA	495,600	22,922,945
Multiplan Empreendimentos Imobiliarios SA	1,836,409	12,325,156
Natura Cosmeticos SA	1,263,100	16,294,588
Petrobras Distribuidora SA	2,258,900	14,727,046
Petroleo Brasileiro SA	19,488,674	155,171,470
Porto Seguro SA	638,100	9,535,131
Raia Drogasil SA	1,515,200	26,427,367
Rumo SA(a)	7,141,500	37,057,154
Sul America SA	1,340,636	10,867,365
Suzano Papel e Celulose SA	3,542,500	45,019,812
TIM Participacoes SA	5,443,576	17,157,008
Ultrapar Participacoes SA	2,346,400	33,416,765
Vale SA	20,643,009	259,258,909
WEG SA	5,449,006	26,763,733

		1,601,015,789

Chile — 1.0%
Aguas Andinas SA, Class A	18,069,094	10,596,010
Banco de Chile	165,411,791	26,298,662
Banco de Credito e Inversiones SA	292,885	20,056,131
Banco Santander Chile	432,598,354	34,551,054
Cencosud SA	9,235,987	17,221,609
Cia. Cervecerias Unidas SA	976,004	13,824,208
Colbun SA	54,600,645	12,632,379
Empresa Nacional de Telecomunicaciones SA	1,006,218	10,602,687
Empresas CMPC SA	8,449,402	31,742,113
Empresas COPEC SA	2,502,353	34,010,524
Enel Americas SA	189,085,304	32,918,298
Enel Chile SA	192,654,915	20,244,469
Itau CorpBanca	1,039,522,619	9,858,261
Latam Airlines Group SA	2,016,149	23,461,315

Security	Shares	Value

Chile (continued)
SACI Falabella	4,766,404	$37,122,377

		335,140,097
China — 32.3%
3SBio Inc.(b)(c)	8,420,500	13,923,678
51job Inc., ADR(a)(c)	165,193	11,936,846
58.com Inc., ADR(a)(c)	616,505	44,949,380
AAC Technologies Holdings Inc.(c)	4,806,000	28,561,225
Agile Group Holdings Ltd.	10,160,000	12,697,088
Agricultural Bank of China Ltd., Class A	13,197,100	7,490,289
Agricultural Bank of China Ltd., Class H	186,246,000	89,210,548
Air China Ltd., Class H	12,358,000	13,350,129
Alibaba Group Holding Ltd., ADR(a)(c)	8,448,775	1,546,379,288
Alibaba Health Information Technology Ltd.(a)	23,076,000	23,664,526
Alibaba Pictures Group Ltd.(a)(c)	94,310,000	17,420,762
Aluminum Corp. of China Ltd., Class H(a)(c)	26,846,000	11,012,270
Angang Steel Co. Ltd., Class A	3,608,083	3,055,597
Angang Steel Co. Ltd., Class H	4,636,000	3,449,036
Anhui Conch Cement Co. Ltd., Class H	8,413,500	48,124,303
ANTA Sports Products Ltd.	6,980,402	40,905,309
Autohome Inc., ADR(a)	388,117	36,502,404
AviChina Industry & Technology Co. Ltd., Class H	14,421,000	10,232,741
BAIC Motor Corp. Ltd., Class H(b)	11,548,000	7,340,890
Baidu Inc., ADR(a)	1,802,644	293,001,756
Bank of Beijing Co. Ltd., Class A	7,546,007	7,235,835
Bank of China Ltd., Class A	8,868,400	5,086,429
Bank of China Ltd., Class H	515,172,000	240,200,963
Bank of Communications Co. Ltd., Class A	10,617,893	10,149,736
Bank of Communications Co. Ltd., Class H	49,612,600	41,650,365
Bank of Shanghai Co. Ltd., Class A	2,432,850	4,469,479
Baoshan Iron & Steel Co. Ltd., Class A	2,704,874	3,030,015
Baozun Inc., ADR(a)(c)	244,430	9,153,904
BBMG Corp., Class H	16,094,000	5,904,701
Beijing Capital International Airport Co. Ltd., Class H	11,186,000	11,186,285
Beijing Enterprises Holdings Ltd.	3,365,500	19,743,341
Beijing Enterprises Water Group Ltd.(c)	37,434,000	22,413,284
BOC Aviation Ltd.(b)	1,381,300	11,948,110
BOE Technology Group Co. Ltd., Class A	5,688,700	3,458,150
Brilliance China Automotive Holdings Ltd.(c)	19,864,000	19,459,624
BYD Co. Ltd., Class H(c)	4,344,000	27,780,173
BYD Electronic International Co. Ltd.	4,576,500	5,853,405
CAR Inc.(a)(c)	4,789,000	4,209,547
CGN Power Co. Ltd., Class H(b)	72,485,000	19,114,366
China Agri-Industries Holdings Ltd.	13,094,000	4,653,910
China Cinda Asset Management Co. Ltd., Class H	60,212,000	17,488,772
China CITIC Bank Corp. Ltd., Class H	59,492,800	38,652,358
China Coal Energy Co. Ltd., Class H	12,822,000	5,569,953
China Communications Construction Co. Ltd., Class H	29,513,000	31,807,177
China Communications Services Corp. Ltd., Class H	16,098,000	16,180,440
China Conch Venture Holdings Ltd.	10,771,000	35,949,986
China Construction Bank Corp., Class A	3,089,069	3,312,749
China Construction Bank Corp., Class H	629,020,760	559,321,881
China Ding Yi Feng Holdings Ltd.(a)(c)	5,872,000	18,925,527
China Eastern Airlines Corp. Ltd., Class A	4,893,032	4,268,029
China Eastern Airlines Corp. Ltd., Class H	5,124,000	3,270,305
China Everbright Bank Co. Ltd., Class H	19,441,000	9,312,105
China Everbright International Ltd.(c)	22,413,813	21,928,977
China Everbright Ltd.	6,512,000	13,157,064

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Evergrande Group(c)	17,083,388	$52,774,868
China First Capital Group Ltd.(a)	21,288,000	9,437,468
China Galaxy Securities Co. Ltd., Class H	23,461,500	15,960,204
China Gas Holdings Ltd.	11,627,600	38,216,525
China Hongqiao Group Ltd.(c)	14,241,500	9,524,813
China Huarong Asset Management Co. Ltd., Class H(b)	66,903,000	15,341,206
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	14,276
China International Capital Corp. Ltd., Class H(b)	6,851,600	15,920,556
China International Marine Containers Group Co. Ltd., Class A	1,363,673	2,694,676
China International Travel Service Corp. Ltd., Class A	368,244	3,509,076
China Jinmao Holdings Group Ltd.	34,380,000	16,686,769
China Life Insurance Co. Ltd., Class H	48,865,000	134,459,986
China Literature Ltd.(a)(b)(c)	1,556,600	7,426,262
China Longyuan Power Group Corp. Ltd., Class H	21,107,000	15,756,710
China Medical System Holdings Ltd.	9,147,000	9,624,987
China Mengniu Dairy Co. Ltd.(c)	18,067,000	55,813,492
China Merchants Bank Co. Ltd., Class A	2,602,987	12,340,006
China Merchants Bank Co. Ltd., Class H	25,140,467	115,296,799
China Merchants Port Holdings Co. Ltd.	8,846,000	18,593,977
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,168,273	3,699,275
China Minsheng Banking Corp. Ltd., Class A	9,378,353	9,146,948
China Minsheng Banking Corp. Ltd., Class H	34,671,048	26,765,848
China Mobile Ltd.	40,061,500	421,549,581
China Molybdenum Co. Ltd., Class H	26,427,000	12,658,351
China National Building Material Co. Ltd., Class H	25,658,000	20,428,864
China Oilfield Services Ltd., Class H	12,216,000	12,091,814
China Oriental Group Co. Ltd.	7,280,000	4,878,188
China Overseas Land & Investment Ltd.	25,090,960	92,375,442
China Pacific Insurance Group Co. Ltd., Class A	960,474	4,880,411
China Pacific Insurance Group Co. Ltd., Class H	16,831,000	63,359,073
China Petroleum & Chemical Corp., Class A	6,059,622	5,439,468
China Petroleum & Chemical Corp., Class H	163,868,800	141,536,149
China Power International Development Ltd.	28,069,000	7,080,005
China Railway Construction Corp. Ltd., Class H	13,935,000	20,059,810
China Railway Group Ltd., Class H	25,463,000	25,236,584
China Railway Signal & Communication Corp. Ltd., Class H(b)	9,580,000	7,932,686
China Reinsurance Group Corp., Class H	31,516,000	7,266,932
China Resources Beer Holdings Co. Ltd.	9,462,000	35,257,395
China Resources Cement Holdings Ltd.	15,870,000	16,901,475
China Resources Gas Group Ltd.	5,756,000	25,004,408
China Resources Land Ltd.	18,137,333	67,699,031
China Resources Pharmaceutical Group Ltd.(b)	10,786,000	14,454,982
China Resources Power Holdings Co. Ltd.	12,450,999	23,601,985
China Shenhua Energy Co. Ltd., Class H	22,607,500	55,756,987
China Southern Airlines Co. Ltd., Class H	12,780,000	10,435,909
China State Construction Engineering Corp. Ltd., Class A	6,247,373	5,738,640
China State Construction International Holdings Ltd.(c)	13,182,000	13,938,011
China Taiping Insurance Holdings Co. Ltd.	10,674,460	33,044,075
China Telecom Corp. Ltd., Class H	91,004,000	49,270,937
China Tower Corp. Ltd., Class H(a)(b)	259,762,000	61,550,271
China Traditional Chinese Medicine Holdings Co. Ltd.	15,060,000	9,937,935

Security	Shares	Value

China (continued)
China Travel International Investment Hong Kong Ltd.	13,966,000	$4,145,428
China Unicom Hong Kong Ltd.	39,984,000	47,421,723
China United Network Communications Ltd., Class A	5,458,700	5,242,478
China Vanke Co. Ltd., Class A	1,329,565	5,558,389
China Vanke Co. Ltd., Class H	7,862,731	29,849,090
China Yangtze Power Co. Ltd., Class A	2,551,165	6,211,015
China Zhongwang Holdings Ltd.(c)	10,623,200	5,629,763
Chongqing Rural Commercial Bank Co. Ltd., Class H	17,150,000	10,727,216
CIFI Holdings Group Co. Ltd.	22,782,000	14,859,466
CITIC Ltd.	38,319,000	58,285,416
CITIC Securities Co. Ltd., Class A	1,772,185	6,222,976
CITIC Securities Co. Ltd., Class H	14,563,000	35,286,028
CNOOC Ltd.	116,443,000	200,850,750
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	7,426,000	4,370,573
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	4,181,109	3,128,713
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	14,427,000	6,285,554
COSCO SHIPPING Ports Ltd.	11,484,000	12,201,147
Country Garden Holdings Co. Ltd.(c)	49,596,939	65,330,626
Country Garden Services Holdings Co. Ltd.(a)	7,809,000	12,852,847
CRRC Corp. Ltd., Class A	4,080,142	5,765,047
CRRC Corp. Ltd., Class H	25,824,300	27,107,981
CSPC Pharmaceutical Group Ltd.	30,708,000	52,420,087
Ctrip.com International Ltd., ADR(a)(c)	2,691,155	91,849,120
Dali Foods Group Co. Ltd.(b)	13,368,000	9,110,907
Daqin Railway Co. Ltd., Class A	2,961,755	3,950,363
Datang International Power Generation Co. Ltd., Class H	19,570,000	5,434,865
Dongfeng Motor Group Co. Ltd., Class H	18,230,000	19,391,641
ENN Energy Holdings Ltd.	5,149,500	53,136,322
Far East Horizon Ltd.	14,303,000	15,961,461
Focus Media Information Technology Co. Ltd., Class A	2,144,278	2,158,626
Foshan Haitian Flavouring & Food Co. Ltd., Class A	369,153	4,227,902
Fosun International Ltd.	17,065,000	28,087,314
Fullshare Holdings Ltd.(c)	46,750,000	9,350,238
Future Land Development Holdings Ltd.(c)	11,670,000	10,049,836
Fuyao Glass Industry Group Co. Ltd., Class H(b)	3,500,400	12,508,117
GDS Holdings Ltd., ADR(a)(c)	387,330	12,886,469
Geely Automobile Holdings Ltd.(c)	32,319,000	60,687,159
Genscript Biotech Corp.(a)(c)	6,000,000	11,220,668
GF Securities Co. Ltd., Class H	9,864,600	16,638,297
GOME Retail Holdings Ltd.(a)(c)	77,855,200	7,041,860
Great Wall Motor Co. Ltd., Class H(c)	20,461,500	14,988,105
Gree Electric Appliances Inc. of Zhuhai, Class A	559,575	3,744,318
Greentown China Holdings Ltd.	5,758,500	4,893,016
Greentown Service Group Co. Ltd.	6,354,000	5,795,643
Guangdong Investment Ltd.	19,620,110	37,641,578
Guangzhou Automobile Group Co. Ltd., Class H	19,515,838	23,991,418
Guangzhou R&F Properties Co. Ltd., Class H	6,364,400	11,902,137
Guotai Junan Securities Co. Ltd., Class A	2,522,800	7,351,510
Guotai Junan Securities Co. Ltd., Class H(b)	2,140,400	4,766,261
Haier Electronics Group Co. Ltd.	8,306,000	24,759,917
Haitian International Holdings Ltd.	4,503,000	9,843,751
Haitong Securities Co. Ltd., Class H	22,400,000	29,734,261

S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,395,302	$7,189,915
Hengan International Group Co. Ltd.	4,752,500	38,414,498
HengTen Networks Group Ltd.(a)(c)	147,664,000	5,267,130
Hua Hong Semiconductor Ltd.(b)	2,921,000	6,831,965
Huadian Power International Corp. Ltd., Class H	10,938,000	4,793,335
Huaneng Power International Inc., Class H	28,330,000	17,467,604
Huaneng Renewables Corp. Ltd., Class H	32,724,000	9,963,357
Huatai Securities Co. Ltd., Class H(b)	11,477,200	23,247,405
Huazhu Group Ltd., ADR(c)	863,409	30,279,754
Hutchison China MediTech Ltd., ADR(a)(c)	353,799	9,230,616
Industrial & Commercial Bank of China Ltd., Class A	8,541,035	7,335,248
Industrial & Commercial Bank of China Ltd., Class H	449,912,085	346,183,214
Industrial Bank Co. Ltd., Class A	3,476,372	9,273,510
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	965,920	3,901,075
Inner Mongolia Yitai Coal Co. Ltd., Class B	6,746,417	8,331,825
iQIYI Inc., ADR(a)	808,029	21,946,068
JD.com Inc., ADR(a)(c)	4,764,900	132,035,379
Jiangsu Expressway Co. Ltd., Class H	8,400,000	11,578,384
Jiangsu Hengrui Medicine Co. Ltd., Class A	521,467	5,600,053
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	203,787	3,380,115
Jiangxi Copper Co. Ltd., Class H	8,825,000	12,051,772
Jiayuan International Group Ltd.	6,566,000	3,195,256
Kaisa Group Holdings Ltd.	13,999,000	4,993,401
Kangmei Pharmaceutical Co. Ltd., Class A	914,794	1,451,056
Kingboard Holdings Ltd.	4,626,500	16,207,897
Kingboard Laminates Holdings Ltd.	7,100,500	8,701,726
Kingdee International Software Group Co. Ltd.	15,217,000	16,477,426
Kingsoft Corp. Ltd.(c)	5,469,000	10,631,728
Kunlun Energy Co. Ltd.	21,404,000	23,504,099
Kweichow Moutai Co. Ltd., Class A	131,713	14,853,123
KWG Group Holdings Ltd.(c)	8,348,500	7,848,853
Lee & Man Paper Manufacturing Ltd.	10,400,000	9,578,843
Legend Holdings Corp., Class H(b)	2,447,200	6,811,807
Lenovo Group Ltd.(c)	47,326,000	42,624,630
Logan Property Holdings Co. Ltd.	8,950,000	12,746,949
Longfor Group Holdings Ltd.	9,881,000	29,329,066
Luye Pharma Group Ltd.(b)(c)	7,717,000	5,760,863
Maanshan Iron &Steel Co. Ltd., Class H	11,590,000	5,522,001
Meitu Inc.(a)(b)(c)	11,485,500	4,696,738
Meituan Dianping, Class B(a)	1,810,400	14,045,372
Metallurgical Corp. of China Ltd., Class A	8,745,590	4,545,742
Metallurgical Corp. of China Ltd., Class H	12,177,000	3,567,874
Midea Group Co. Ltd., Class A	913,160	6,516,726
MMG Ltd.(a)(c)	16,168,000	7,661,974
Momo Inc., ADR(a)	954,538	31,662,025
NetEase Inc., ADR	506,084	112,968,070
New China Life Insurance Co. Ltd., Class H	5,651,500	27,358,277
New Oriental Education & Technology Group Inc., ADR(a)	932,530	76,523,412
Nexteer Automotive Group Ltd.	5,830,000	8,303,320
Nine Dragons Paper Holdings Ltd.	10,910,000	11,313,333
Noah Holdings Ltd., ADR(a)(c)	189,658	10,952,750
People’s Insurance Co. Group of China Ltd. (The), Class H	48,582,000	22,032,653
Petro China Co. Ltd., Class H	140,024,000	92,578,736

Security	Shares	Value

China (continued)
PICC Property & Casualty Co. Ltd., Class H	45,097,192	$54,003,109
Pinduoduo Inc., ADR(a)	1,224,503	36,661,620
Ping An Bank Co. Ltd., Class A	2,956,334	5,457,684
Ping An Insurance Group Co. of China Ltd., Class A	1,457,894	15,244,826
Ping An Insurance Group Co. of China Ltd., Class H	33,544,500	353,187,715
Poly Developments and Holdings Group Co. Ltd., Class A	1,659,430	3,274,147
Postal Savings Bank of China Co. Ltd., Class H(b)	43,208,000	25,870,417
Qingdao Haier Co. Ltd., Class A	1,193,644	2,938,113
SAIC Motor Corp. Ltd., Class A	1,235,878	5,227,635
Semiconductor Manufacturing International Corp.(a)(c)	19,947,999	20,202,628
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,100,000	11,381,436
Shanghai Electric Group Co. Ltd., Class H	20,162,000	7,474,257
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,849,500	13,657,491
Shanghai Industrial Holdings Ltd.	3,434,000	7,699,355
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,903,472	9,754,606
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,941,500	13,351,685
Shanghai Pudong Development Bank Co. Ltd., Class A	4,552,945	7,983,566
Shenzhen International Holdings Ltd.	6,001,500	12,385,577
Shenzhen Investment Ltd.	17,062,000	6,368,527
Shenzhou International Group Holdings Ltd.	4,922,800	61,458,177
Shimao Property Holdings Ltd.	7,612,500	17,998,930
Shui On Land Ltd.	23,265,000	5,808,989
Sihuan Pharmaceutical Holdings Group Ltd.	25,857,000	5,402,110
SINA Corp./China(a)	429,648	28,945,386
Sino Biopharmaceutical Ltd.	45,723,500	39,666,875
Sino-Ocean Group Holding Ltd.	20,481,000	9,575,438
Sinopec Engineering Group Co. Ltd., Class H	8,384,000	7,615,216
Sinopec Shanghai Petrochemical Co. Ltd., Class H	23,733,000	12,033,089
Sinopharm Group Co. Ltd., Class H	7,822,000	34,776,402
Sinotrans Ltd., Class H	13,202,000	6,205,939
Sinotruk Hong Kong Ltd.	4,561,500	8,298,074
SOHO China Ltd.(a)(c)	14,923,000	6,368,576
SSY Group Ltd.	9,778,000	8,669,632
Sun Art Retail Group Ltd.(c)	15,760,000	16,021,402
Sunac China Holdings Ltd.	15,839,000	66,283,364
Suning.com Co. Ltd., Class A	2,205,435	4,031,922
Sunny Optical Technology Group Co. Ltd.(c)	4,692,100	55,589,353
TAL Education Group, ADR(a)	2,319,618	82,578,401
Tencent Holdings Ltd.	37,255,500	1,593,721,738
Tencent Music Entertainment Group, ADR(a)	542,238	9,771,129
Tingyi Cayman Islands Holding Corp.	12,902,000	17,915,335
Tong Ren Tang Technologies Co. Ltd., Class H	3,466,000	4,539,030
Towngas China Co. Ltd.	6,231,000	4,969,051
TravelSky Technology Ltd., Class H	6,301,000	18,261,325
Tsingtao Brewery Co. Ltd., Class H	2,310,000	9,799,358
Uni-President China Holdings Ltd.(c)	8,401,000	7,480,826
Vipshop Holdings Ltd., ADR(a)(c)	2,864,481	20,566,974
Want Want China Holdings Ltd.(c)	33,000,000	26,610,869
Weibo Corp., ADR(a)(c)	362,981	26,225,377
Weichai Power Co. Ltd., Class H	13,076,800	18,158,058

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuliangye Yibin Co. Ltd., Class A	486,281	$5,193,137
Wuxi Biologics Cayman Inc.(a)(b)	3,224,000	30,597,977
Xiaomi Corp., Class B(a)(b)	21,920,800	33,398,656
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,817,737	3,752,110
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,863,400	3,282,963
Xinyi Solar Holdings Ltd.(c)	20,332,000	9,997,901
Yanzhou Coal Mining Co. Ltd., Class H	12,212,800	12,119,763
Yihai International Holding Ltd.(c)	3,052,000	9,642,233
Yuexiu Property Co. Ltd.	43,004,000	9,915,825
Yum China Holdings Inc.	2,355,846	98,285,895
Yunnan Baiyao Group Co. Ltd., Class A(d)	220,692	2,804,468
Yuzhou Properties Co. Ltd.	10,897,000	5,316,761
YY Inc., ADR(a)	324,462	22,874,571
Zhaojin Mining Industry Co. Ltd., Class H	6,625,000	7,064,033
Zhejiang Expressway Co. Ltd., Class H	9,682,000	10,101,605
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,573,200	5,912,176
Zhongsheng Group Holdings Ltd.	3,718,500	8,640,404
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,617,500	20,299,992
Zijin Mining Group Co. Ltd., Class H	39,988,000	17,116,319
ZTE Corp., Class H(a)	5,042,600	15,063,947
ZTO Express Cayman Inc., ADR	1,815,272	36,087,607

		11,134,487,559
Colombia — 0.3%
Bancolombia SA	1,496,694	17,488,650
Cementos Argos SA	3,117,684	8,231,609
Ecopetrol SA	32,296,843	32,724,782
Grupo Argos SA/Colombia	2,038,125	11,861,263
Grupo de Inversiones Suramericana SA	1,731,533	19,681,623
Interconexion Electrica SA ESP	2,687,733	12,202,685

		102,190,612
Czech Republic — 0.2%
CEZ AS	1,058,924	25,700,325
Komercni Banka AS	486,248	20,447,026
Moneta Money Bank AS(b)	3,177,740	11,272,038

		57,419,389
Egypt — 0.1%
Commercial International Bank Egypt SAE	8,400,132	33,648,474
Eastern Tobacco	6,608,122	6,295,066
EISewedy Electric Co.	4,520,308	4,440,325

		44,383,865
Greece — 0.2%
Alpha Bank AE(a)	9,087,070	12,830,840
FF Group(a)(d)	246,892	2,811
Hellenic Telecommunications Organization SA	1,504,909	19,107,094
JUMBO SA	701,034	11,415,230
Motor Oil Hellas Corinth Refineries SA	377,414	9,196,897
OPAP SA	1,416,581	14,517,554
Titan Cement Co. SA	315,636	6,922,331

		73,992,757
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,422,745	28,297,862
OTP Bank Nyrt	1,476,652	62,495,271
Richter Gedeon Nyrt	915,411	17,737,626

		108,530,759

Security	Shares	Value
India — 8.4%
Adani Ports & Special Economic Zone Ltd.	3,374,038	$15,457,448
Ambuja Cements Ltd.	3,910,754	11,659,203
Ashok Leyland Ltd.	7,801,361	9,487,604
Asian Paints Ltd.	1,883,098	37,203,273
Aurobindo Pharma Ltd.	1,748,140	17,500,755
Avenue Supermarts Ltd.(a)(b)	819,931	16,782,208
Axis Bank Ltd.(a)	11,778,807	117,504,473
Bajaj Auto Ltd.	548,286	22,359,654
Bajaj Finance Ltd.	1,143,053	42,571,447
Bajaj Finserv Ltd.	251,018	22,807,209
Bharat Forge Ltd.	1,396,898	10,073,201
Bharat Petroleum Corp. Ltd.	4,953,962	23,510,446
Bharti Airtel Ltd.	9,160,064	40,960,382
Bharti Infratel Ltd.	2,125,482	8,775,210
Bosch Ltd.	49,432	13,223,080
Britannia Industries Ltd.	373,043	16,032,831
Cadila Healthcare Ltd.	1,357,796	6,083,965
Cipla Ltd./India	2,260,378	17,623,488
Coal India Ltd.	4,407,202	14,146,173
Container Corp. of India Ltd.	1,304,400	8,669,867
Dabur India Ltd.	3,459,708	21,307,535
Divi’s Laboratories Ltd.	515,769	11,995,724
Dr. Reddy’s Laboratories Ltd.	755,794	27,964,152
Eicher Motors Ltd.	87,731	24,507,633
GAIL India Ltd.	5,160,379	24,812,915
Glenmark Pharmaceuticals Ltd.	916,990	7,690,977
Godrej Consumer Products Ltd.	2,345,442	22,187,739
Grasim Industries Ltd.	2,173,902	23,749,749
Havells India Ltd.	1,654,639	16,641,479
HCL Technologies Ltd.	3,581,859	53,073,531
Hero MotoCorp Ltd.	326,540	12,065,584
Hindalco Industries Ltd.	7,763,692	21,366,833
Hindustan Petroleum Corp. Ltd.	3,970,112	12,466,909
Hindustan Unilever Ltd.	4,256,727	103,694,741
Housing Development Finance Corp. Ltd.	10,585,905	274,030,591
ICICI Bank Ltd.	15,675,790	77,170,916
Indiabulls Housing Finance Ltd.	1,829,511	16,854,355
Indian Oil Corp. Ltd.	11,367,316	23,109,807
Infosys Ltd.	22,835,708	235,753,472
InterGlobe Aviation Ltd.(b)	605,917	9,586,738
ITC Ltd.	22,384,504	86,877,100
JSW Steel Ltd.	5,549,914	21,933,967
Larsen & Toubro Ltd.	3,104,714	56,438,234
LIC Housing Finance Ltd.	1,956,387	13,079,025
Lupin Ltd.	1,460,203	15,679,584
Mahindra & Mahindra Financial Services Ltd.	1,994,360	11,113,542
Mahindra & Mahindra Ltd.	4,916,329	44,645,358
Marico Ltd.	2,932,644	14,006,350
Maruti Suzuki India Ltd.	694,211	66,659,677
Motherson Sumi Systems Ltd.	6,223,666	14,227,772
Nestle India Ltd.	151,531	22,667,468
NTPC Ltd.	12,897,040	25,612,301
Oil & Natural Gas Corp. Ltd.	9,081,977	18,980,839
Page Industries Ltd.	35,917	11,254,561
Petronet LNG Ltd.	3,900,075	12,260,688
Pidilite Industries Ltd.	785,522	12,727,718
Piramal Enterprises Ltd.	541,664	17,717,908
Power Grid Corp. of India Ltd.	10,784,802	27,725,362
REC Ltd.	4,669,247	8,951,011
Reliance Industries Ltd.	18,607,476	322,057,374

S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Shree Cement Ltd.	56,611	$13,206,587
Shriram Transport Finance Co. Ltd.	985,966	15,834,093
State Bank of India(a)	11,769,366	44,520,102
Sun Pharmaceutical Industries Ltd.	5,525,451	34,581,530
Tata Consultancy Services Ltd.	5,885,190	164,116,344
Tata Motors Ltd.(a)	10,297,279	25,690,264
Tata Power Co. Ltd. (The)	7,575,084	6,970,552
Tata Steel Ltd.	2,266,103	15,944,483
Tech Mahindra Ltd.	3,109,841	36,296,508
Titan Co. Ltd.	2,038,522	29,382,862
UltraTech Cement Ltd.	627,493	33,758,310
United Spirits Ltd.(a)	1,916,179	14,716,266
UPL Ltd.	2,365,230	29,183,682
Vedanta Ltd.	8,605,436	20,495,399
Vodafone Idea Ltd.(a)	12,867,515	5,409,236
Wipro Ltd.	7,414,997	38,458,268
Yes Bank Ltd.	11,237,866	36,521,435
Zee Entertainment Enterprises Ltd.	3,160,837	20,740,059

		2,902,905,116
Indonesia — 2.2%
Adaro Energy Tbk PT	93,976,900	8,751,359
Astra International Tbk PT	131,398,700	66,785,193
Bank Central Asia Tbk PT	64,260,800	125,963,502
Bank Danamon Indonesia Tbk PT	20,034,716	12,141,173
Bank Mandiri Persero Tbk PT	121,350,900	61,462,603
Bank Negara Indonesia Persero Tbk PT	48,484,576	30,329,786
Bank Rakyat Indonesia Persero Tbk PT	362,055,010	99,087,385
Bank Tabungan Negara Persero Tbk PT	27,885,800	4,816,954
Bukit Asam Tbk PT	18,592,200	5,260,135
Bumi Serpong Damai Tbk PT(a)	50,420,300	4,856,549
Charoen Pokphand Indonesia Tbk PT	48,572,345	25,205,482
Gudang Garam Tbk PT	3,093,000	18,776,769
Hanjaya Mandala Sampoerna Tbk PT	59,894,200	16,178,991
Indah Kiat Pulp & Paper Corp. Tbk PT	17,977,100	14,089,037
Indocement Tunggal Prakarsa Tbk PT	12,115,300	16,557,074
Indofood CBP Sukses Makmur Tbk PT	15,208,500	11,054,339
Indofood Sukses Makmur Tbk PT	28,295,200	14,230,570
Jasa Marga Persero Tbk PT	14,440,195	5,363,428
Kalbe Farma Tbk PT	138,288,815	14,696,412
Pabrik Kertas Tjiwi Kimia Tbk PT	7,844,500	6,231,547
Pakuwon Jati Tbk PT	123,214,600	5,430,464
Perusahaan Gas Negara Persero Tbk PT	71,764,900	12,957,729
Semen Indonesia Persero Tbk PT	19,536,100	17,567,561
Surya Citra Media Tbk PT	39,006,700	4,852,442
Telekomunikasi Indonesia Persero Tbk PT	322,739,000	88,556,783
Tower Bersama Infrastructure Tbk PT	14,062,500	3,978,585
Unilever Indonesia Tbk PT	9,871,300	34,155,715
United Tractors Tbk PT	10,894,553	20,522,883

		749,860,450
Malaysia — 2.3%
AirAsia Group Bhd	9,972,100	6,792,750
Alliance Bank Malaysia Bhd	7,107,500	6,921,357
AMMB Holdings Bhd	11,247,375	12,363,400
Axiata Group Bhd	17,925,300	18,337,452
British American Tobacco Malaysia Bhd	936,900	7,764,301
CIMB Group Holdings Bhd	30,575,400	43,985,267
Dialog Group Bhd	23,729,112	18,847,911
DiGi.Com Bhd(c)	20,977,800	23,472,025
Fraser & Neave Holdings Bhd	723,700	6,282,211

Security	Shares	Value

Malaysia (continued)
Gamuda Bhd	12,792,800	$9,248,944
Genting Bhd	13,974,700	25,327,318
Genting Malaysia Bhd	19,443,000	16,734,415
Genting Plantations Bhd	1,949,300	5,033,235
HAP Seng Consolidated Bhd(c)	3,969,300	9,614,559
Hartalega Holdings Bhd	8,789,100	10,806,713
Hong Leong Bank Bhd	4,253,200	22,257,001
Hong Leong Financial Group Bhd	1,419,200	6,875,259
IHH Healthcare Bhd(c)	15,065,100	21,227,843
IJM Corp. Bhd(c)	19,310,640	8,547,683
IOI Corp. Bhd	13,331,520	14,719,913
IOI Properties Group Bhd(c)	13,616,456	5,390,998
Kuala Lumpur Kepong Bhd	2,912,500	17,719,230
Malayan Banking Bhd	24,895,700	58,344,036
Malaysia Airports Holdings Bhd(c)	5,746,900	11,546,089
Maxis Bhd(c)	14,281,500	18,859,377
MISC Bhd	7,609,500	12,911,730
Nestle Malaysia Bhd	373,500	13,593,508
Petronas Chemicals Group Bhd	15,694,300	35,583,781
Petronas Dagangan Bhd	1,376,200	9,035,913
Petronas Gas Bhd	4,555,000	20,251,912
PPB Group Bhd	3,939,760	17,787,777
Press Metal Aluminium Holdings Bhd(c)	9,017,400	9,379,959
Public Bank Bhd	19,039,030	117,048,014
QL Resources Bhd	3,025,400	5,133,471
RHB Bank Bhd	5,911,225	8,227,600
RHB Capital Bhd(a)(d)	3,214,200	8
Sime Darby Bhd	15,683,073	8,368,934
Sime Darby Plantation Bhd	15,681,973	19,667,543
Sime Darby Property Bhd	18,662,073	4,818,684
SP Setia Bhd Group	8,516,400	4,795,907
Telekom Malaysia Bhd(c)	7,327,800	5,496,075
Tenaga Nasional Bhd	20,349,250	67,155,277
Top Glove Corp. Bhd	9,240,400	10,316,345
Westports Holdings Bhd	6,681,500	6,062,888
YTL Corp. Bhd	22,053,489	5,748,604

		788,403,217
Mexico — 2.7%
Alfa SAB de CV, Class A	19,710,400	22,452,173
Alsea SAB de CV(c)	2,986,000	7,563,574
America Movil SAB de CV, Series L, NVS	219,312,300	157,972,279
Arca Continental SAB de CV	2,877,336	16,228,136
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	12,014,300	16,503,682
Cemex SAB de CV, CPO(a)	95,912,773	47,086,457
Coca-Cola Femsa SAB de CV, Series L, NVS	3,417,993	20,682,267
El Puerto de Liverpool SAB de CV, Series C1, NVS(c)	1,208,465	7,582,715
Fibra Uno Administracion SA de CV	21,850,000	30,252,808
Fomento Economico Mexicano SAB de CV	12,635,800	114,682,235
Gruma SAB de CV, Series B	1,391,795	15,084,030
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,333,100	21,745,436
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,371,175	23,266,402
Grupo Bimbo SAB de CV, Series A(c)	10,912,100	21,649,161
Grupo Carso SAB de CV, Series A1	3,295,313	12,205,085
Grupo Financiero Banorte SAB de CV, Class O	16,925,056	92,093,075
Grupo Financiero Inbursa SAB de CV, Class O(c)	15,296,600	22,830,332
Grupo Mexico SAB de CV, Series B	22,934,888	57,475,434

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Televisa SAB, CPO(c)	16,073,800	$37,662,118
Industrias Penoles SAB de CV	934,473	12,385,572
Infraestructura Energetica Nova SAB de CV	3,539,800	13,617,618
Kimberly-Clark de Mexico SAB de CV, Class A	10,040,700	16,231,194
Megacable Holdings SAB de CV, CPO	1,677,200	7,663,773
Mexichem SAB de CV	6,951,734	16,851,223
Promotora y Operadora de Infraestructura SAB de CV	1,520,605	14,982,294
Wal-Mart de Mexico SAB de CV	33,969,000	87,877,228

		914,626,301

Pakistan — 0.0%
Habib Bank Ltd.	3,891,200	3,692,566
MCB Bank Ltd.	2,533,400	3,752,176
Oil & Gas Development Co. Ltd.	4,391,500	4,729,503

		12,174,245

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	1,176,595	19,578,541
Credicorp Ltd.	442,854	107,653,379
Southern Copper Corp.	565,231	20,127,876

		147,359,796

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	14,024,440	16,540,813
Aboitiz Power Corp.	8,229,464	5,545,182
Alliance Global Group Inc.	24,795,780	6,568,101
Ayala Corp.	1,680,996	30,064,217
Ayala Land Inc.	49,823,700	42,386,752
Bank of the Philippine Islands	6,265,654	10,176,236
BDO Unibank Inc.	13,137,991	32,413,141
DMCI Holdings Inc.	25,403,100	5,599,291
Globe Telecom Inc.	232,195	8,529,979
GT Capital Holdings Inc.	588,616	10,868,683
International Container Terminal Services Inc.	4,270,410	9,577,872
JG Summit Holdings Inc.	19,416,744	24,852,832
Jollibee Foods Corp.	3,030,699	18,036,526
Manila Electric Co.	1,241,010	8,820,481
Megaworld Corp.	73,877,700	7,384,913
Metro Pacific Investments Corp.	92,077,800	8,367,472
Metropolitan Bank & Trust Co.	8,345,200	12,262,862
PLDT Inc.	593,723	11,823,950
Robinsons Land Corp.	12,403,506	5,611,795
Security Bank Corp.	1,357,650	4,352,250
SM Investments Corp.	1,645,722	29,910,647
SM Prime Holdings Inc.	64,529,325	47,848,020
Universal Robina Corp.	6,035,060	15,881,123

		373,423,138

Poland — 1.2%
Alior Bank SA(a)	598,935	9,304,614
Bank Handlowy w Warszawie SA	228,753	3,989,631
Bank Millennium SA(a)	4,067,991	9,312,723
Bank Polska Kasa Opieki SA	1,107,879	33,220,244
CCC SA	191,735	9,311,465
CD Projekt SA(a)	444,931	22,384,910
Cyfrowy Polsat SA(a)	1,644,985	11,110,233
Dino Polska SA(a)(b)	320,355	9,071,850
Grupa Lotos SA	598,360	15,072,623
Jastrzebska Spolka Weglowa SA(a)	350,941	5,349,795
KGHM Polska Miedz SA(a)	932,364	24,996,288
LPP SA	8,465	18,269,704
mBank SA	98,237	11,111,948

Security	Shares	Value

Poland (continued)
Orange Polska SA(a)	4,333,476	$6,216,075
PGE Polska Grupa Energetyczna SA(a)	5,534,532	16,991,021
Polski Koncern Naftowy ORLEN SA	1,945,685	52,471,960
Polskie Gornictwo Naftowe i Gazownictwo SA	11,245,286	20,594,781
Powszechna Kasa Oszczednosci Bank Polski SA	5,745,663	57,844,388
Powszechny Zaklad Ubezpieczen SA	3,914,550	42,269,059
Santander Bank Polska SA	228,870	22,799,171

		401,692,483

Qatar — 1.0%
Barwa Real Estate Co.	756,354	8,193,576
Commercial Bank PQSC (The)	1,398,427	15,340,425
Ezdan Holding Group QSC(a)	5,340,324	18,991,714
Industries Qatar QSC	1,121,664	40,810,098
Masraf Al Rayan QSC	2,601,832	26,263,877
Ooredoo QPSC	563,072	10,318,751
Qatar Electricity & Water Co. QSC	331,176	15,990,306
Qatar Insurance Co. SAQ	1,095,442	10,038,929
Qatar Islamic Bank SAQ	775,618	30,808,298
Qatar National Bank QPSC	2,974,431	153,135,799

		329,891,773

Russia — 3.6%
Alrosa PJSC	17,256,150	24,903,691
Gazprom PJSC	58,732,609	141,706,053
Gazprom PJSC, ADR	4,872,415	23,114,737
Inter RAO UES PJSC	211,252,000	12,550,814
LUKOIL PJSC	2,861,965	238,916,015
LUKOIL PJSC, ADR	370,729	30,844,653
Magnit PJSC, GDR(e)	2,214,763	31,803,997
Magnitogorsk Iron & Steel Works PJSC	15,026,100	10,147,185
MMC Norilsk Nickel PJSC	425,185	91,068,325
Mobile TeleSystems PJSC, ADR	3,300,169	25,510,306
Moscow Exchange MICEX-RTS PJSC(a)	8,099,560	11,212,199
Novatek PJSC, GDR(e)	599,562	103,904,095
Novolipetsk Steel PJSC	8,032,910	19,314,214
PhosAgro PJSC, GDR(e)	736,836	10,065,180
Polymetal International PLC	704,203	8,314,129
Polyus PJSC	184,968	15,354,060
Rosneft Oil Co. PJSC	6,537,457	39,564,282
Rosneft Oil Co. PJSC, GDR(e)	832,490	4,986,615
Sberbank of Russia PJSC	59,354,441	187,170,785
Sberbank of Russia PJSC, ADR	2,501,515	31,919,331
Severstal PJSC	1,401,103	21,874,610
Surgutneftegas PJSC	37,301,460	14,542,171
Surgutneftegas PJSC, ADR	1,017,908	3,923,017
Tatneft PJSC	10,033,720	118,173,190
VTB Bank PJSC	18,901,881,998	10,297,666
X5 Retail Group NV, GDR(e)	802,798	20,424,392

		1,251,605,712

South Africa — 6.0%
Absa Group Ltd.	4,679,732	60,110,925
Anglo American Platinum Ltd.	355,470	19,381,711
AngloGold Ashanti Ltd.	2,700,123	38,794,584
Aspen Pharmacare Holdings Ltd.(c)	2,541,183	25,202,173
Bid Corp. Ltd.	2,218,944	46,504,710
Bidvest Group Ltd. (The)	2,174,943	32,186,372
Capitec Bank Holdings Ltd.	265,098	24,628,283
Clicks Group Ltd.	1,661,929	21,354,487
Discovery Ltd.	2,351,173	25,765,913
Exxaro Resources Ltd.	1,642,875	17,726,925

S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
FirstRand Ltd.	21,861,612	$99,978,780
Fortress REIT Ltd., Series A	7,018,950	9,445,130
Fortress REIT Ltd., Series B	5,024,095	4,966,922
Foschini Group Ltd. (The)	1,455,006	17,778,807
Gold Fields Ltd.	5,381,535	22,012,239
Growthpoint Properties Ltd.	19,296,789	33,515,476
Hyprop Investments Ltd.	1,687,999	9,303,204
Investec Ltd.	1,866,024	12,151,718
Kumba Iron Ore Ltd.(c)	427,521	11,351,808
Liberty Holdings Ltd.	855,964	6,270,576
Life Healthcare Group Holdings Ltd.	8,795,306	16,927,524
MMI Holdings Ltd./South Africa(a)(c)	6,418,190	7,121,178
Mondi Ltd.	782,340	18,429,504
Mr. Price Group Ltd.	1,681,543	25,819,937
MTN Group Ltd.	11,043,112	65,598,913
Multichoice Group Ltd.	2,884,045	21,548,288
Naspers Ltd., Class N	2,860,747	619,636,579
Nedbank Group Ltd.	2,541,377	51,405,947
NEPI Rockcastle PLC	2,481,030	20,885,826
Netcare Ltd.	7,670,839	13,879,527
Old Mutual Ltd.	32,499,221	53,741,599
Pick n Pay Stores Ltd.(c)	2,424,556	11,955,510
PSG Group Ltd.	991,900	18,326,869
Rand Merchant Investment Holdings Ltd.	4,550,793	10,768,484
Redefine Properties Ltd.	35,038,395	24,197,924
Reinet Investments SCA	971,523	15,344,674
Remgro Ltd.	3,504,286	50,146,682
Resilient REIT Ltd.	1,842,881	8,064,898
RMB Holdings Ltd.	4,695,825	26,758,855
Sanlam Ltd.	11,691,797	65,435,811
Sappi Ltd.	3,509,052	18,031,935
Sasol Ltd.	3,650,665	111,617,914
Shoprite Holdings Ltd.	2,866,651	35,007,395
SPAR Group Ltd. (The)	1,259,686	17,891,842
Standard Bank Group Ltd.	8,410,865	115,909,616
Telkom SA SOC Ltd.(c)	1,870,473	9,315,115
Tiger Brands Ltd.	1,063,696	20,145,918
Truworths International Ltd.(c)	2,900,179	15,072,267
Vodacom Group Ltd.	3,927,791	32,439,196
Woolworths Holdings Ltd./South Africa	6,499,729	21,172,659

		2,081,029,129

South Korea — 12.9%
Amorepacific Corp.(c)	210,364	37,408,020
AMOREPACIFIC Group	190,556	12,419,094
BGF retail Co. Ltd.(c)	53,065	10,049,653
BNK Financial Group Inc.	1,723,268	10,863,315
Celltrion Healthcare Co. Ltd.(a)(c)	330,299	20,498,684
Celltrion Inc.(a)(c)	542,909	98,715,116
Celltrion Pharm Inc.(a)(c)	101,467	5,467,147
Cheil Worldwide Inc.	462,590	10,303,085
CJ CheilJedang Corp.	53,404	15,289,489
CJ Corp.	96,306	10,703,521
CJ ENM Co. Ltd.	71,065	15,057,161
CJ Logistics Corp.(a)(c)	53,342	9,011,274
Coway Co. Ltd.	335,366	28,208,076
Daelim Industrial Co. Ltd.	182,162	15,159,921
Daewoo Engineering & Construction Co. Ltd.(a)	1,091,214	4,899,645
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	242,970	6,826,578
DB Insurance Co. Ltd.	327,841	21,133,167

Security	Shares	Value

South Korea (continued)
DGB Financial Group Inc.	1,119,689	$8,442,218
Doosan Bobcat Inc.	280,270	7,949,331
E-MART Inc.	135,538	21,691,865
Fila Korea Ltd.	319,233	15,781,413
GS Engineering & Construction Corp.	369,879	14,075,595
GS Holdings Corp.	332,942	15,867,068
GS Retail Co. Ltd.	179,068	6,161,582
Hana Financial Group Inc.	1,903,181	65,740,715
Hankook Tire Co. Ltd.	482,960	18,357,375
Hanmi Pharm Co. Ltd.(c)	42,275	18,568,374
Hanmi Science Co. Ltd.	87,179	6,301,816
Hanon Systems	1,235,167	13,672,828
Hanwha Chemical Corp.	705,222	14,672,530
Hanwha Corp.	272,346	7,785,120
Hanwha Life Insurance Co. Ltd.	1,906,602	7,069,023
HDC Holdings Co. Ltd.(a)	1	18
HDC Hyundai Development Co-Engineering & Construction, Class E(a)	178,961	7,661,574
HLB Inc.(a)(c)	214,655	17,138,809
Hotel Shilla Co. Ltd.(c)	207,483	15,127,239
Hyundai Department Store Co. Ltd.	91,806	7,901,503
Hyundai Engineering & Construction Co. Ltd.	515,239	26,204,028
Hyundai Glovis Co. Ltd.	123,548	15,324,038
Hyundai Heavy Industries Co. Ltd.(a)	246,842	28,860,783
Hyundai Heavy Industries Holdings Co. Ltd.	64,886	20,826,750
Hyundai Marine & Fire Insurance Co. Ltd.	414,362	13,889,435
Hyundai Mobis Co. Ltd.	443,846	87,017,021
Hyundai Motor Co.	900,820	101,319,223
Hyundai Steel Co.	518,603	22,986,005
Industrial Bank of Korea	1,655,527	20,534,011
Kakao Corp.	329,727	30,342,975
Kangwon Land Inc.(a)	770,334	21,164,151
KB Financial Group Inc.	2,590,768	102,161,075
KCC Corp.	39,833	11,315,590
Kia Motors Corp.	1,710,767	55,595,745
Korea Aerospace Industries Ltd.(a)	484,852	15,864,278
Korea Electric Power Corp.(a)	1,665,249	51,599,473
Korea Gas Corp.	181,592	8,089,054
Korea Investment Holdings Co. Ltd.(a)	275,720	15,812,163
Korea Zinc Co. Ltd.(a)	55,161	22,389,078
Korean Air Lines Co. Ltd.(a)	311,654	10,197,268
KT Corp.	167,676	4,241,471
KT&G Corp.	757,802	71,083,943
Kumho Petrochemical Co. Ltd.	122,840	10,452,377
LG Chem Ltd.	297,879	103,424,691
LG Corp.	613,105	40,884,569
LG Display Co. Ltd.(a)(c)	1,525,264	28,818,227
LG Electronics Inc.	692,700	43,420,779
LG Household & Health Care Ltd.	61,337	67,952,256
LG Innotek Co. Ltd.	93,500	8,978,394
LG Uplus Corp.	729,681	9,731,675
Lotte Chemical Corp.	111,233	31,549,148
Lotte Corp.(c)	198,559	9,374,485
Lotte Shopping Co. Ltd.	74,158	12,593,739
Medy-Tox Inc.(c)	28,945	14,051,720
Mirae Asset Daewoo Co. Ltd.	2,633,603	17,702,533
NAVER Corp.	901,261	106,577,499
NCSoft Corp.	115,228	47,230,469
Netmarble Corp.(a)(b)(c)	169,220	17,754,032
NH Investment & Securities Co. Ltd.(a)	942,593	10,936,995

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
OCI Co. Ltd.(a)	118,135	$11,343,985
Orange Life Insurance Ltd.(b)	218,235	6,927,171
Orion Corp./Republic of Korea	144,134	14,289,091
Ottogi Corp.(c)	7,973	5,415,997
Pan Ocean Co. Ltd.(a)(c)	1,564,357	6,015,688
Pearl Abyss Corp.(a)(c)	38,599	6,180,919
POSCO	508,081	118,809,730
POSCO Chemtech Co. Ltd.(c)	154,279	9,451,252
Posco Daewoo Corp.	317,455	5,348,779
S-1 Corp.	114,488	10,383,014
Samsung Biologics Co. Ltd.(a)(b)(c)	108,716	36,344,995
Samsung C&T Corp.	500,833	51,432,570
Samsung Card Co. Ltd.	198,323	6,004,177
Samsung Electro-Mechanics Co. Ltd.(c)	369,117	35,116,492
Samsung Electronics Co. Ltd.	31,054,225	1,245,261,445
Samsung Engineering Co. Ltd.(a)	1,030,685	14,387,619
Samsung Fire & Marine Insurance Co. Ltd.	202,222	54,209,952
Samsung Heavy Industries Co. Ltd.(a)(c)	2,908,229	23,685,763
Samsung Life Insurance Co. Ltd.	456,229	35,980,717
Samsung SDI Co. Ltd.	358,842	75,775,740
Samsung SDS Co. Ltd.	228,905	46,912,601
Samsung Securities Co. Ltd.	420,683	12,960,493
Shinhan Financial Group Co. Ltd.	2,708,958	105,135,607
Shinsegae Inc.	48,750	12,374,967
SillaJen Inc.(a)(c)	389,908	25,758,126
SK Holdings Co. Ltd.	207,986	50,392,269
SK Hynix Inc.	3,797,173	236,331,564
SK Innovation Co. Ltd.	419,558	70,131,505
SK Telecom Co. Ltd.	129,868	30,079,678
S-Oil Corp.(c)	294,801	26,211,523
ViroMed Co. Ltd.(a)(c)	89,750	22,168,178
Woori Financial Group Inc.(a)	2,968,951	39,068,618
Yuhan Corp.	59,785	13,847,242

		4,423,967,555

Taiwan — 11.1%
Acer Inc.	19,205,121	12,698,787
Advantech Co. Ltd.	2,312,126	17,654,691
Airtac International Group(c)	726,000	9,034,751
ASE Technology Holding Co. Ltd.(c)	22,796,110	46,589,941
Asia Cement Corp.	14,489,077	18,266,411
Asustek Computer Inc.	4,527,968	32,293,762
AU Optronics Corp.(c)	56,259,000	20,747,637
Catcher Technology Co. Ltd.(c)	4,273,210	32,490,086
Cathay Financial Holding Co. Ltd.	53,484,644	78,724,169
Chailease Holding Co. Ltd.	7,734,370	30,408,226
Chang Hwa Commercial Bank Ltd.	35,754,377	21,492,242
Cheng Shin Rubber Industry Co. Ltd.(c)	12,711,128	18,069,366
Chicony Electronics Co. Ltd.	3,802,998	8,402,640
China Airlines Ltd.	17,374,347	5,730,009
China Development Financial Holding Corp.	90,265,848	29,241,483
China Life Insurance Co. Ltd./Taiwan	17,139,002	16,010,473
China Steel Corp.	82,397,313	68,270,644
Chunghwa Telecom Co. Ltd.	24,680,410	85,805,854
Compal Electronics Inc.	27,292,908	16,938,071
CTBC Financial Holding Co. Ltd.	114,843,772	77,802,630
Delta Electronics Inc.	13,585,000	67,756,161
E.Sun Financial Holding Co. Ltd.	63,588,789	45,661,860
Eclat Textile Co. Ltd.	1,114,427	12,764,139
Eva Airways Corp.	15,177,953	7,619,430
Evergreen Marine Corp. Taiwan Ltd.	14,725,663	5,956,964

Security	Shares	Value

Taiwan (continued)
Far Eastern New Century Corp.	20,995,038	$20,806,416
Far EasTone Telecommunications Co. Ltd.	10,347,000	24,239,881
Feng TAY Enterprise Co. Ltd.(c)	2,164,529	13,608,967
First Financial Holding Co. Ltd.	64,307,155	43,461,369
Formosa Chemicals & Fibre Corp.	22,944,090	78,650,967
Formosa Petrochemical Corp.	8,032,000	30,403,977
Formosa Plastics Corp.	29,253,280	97,426,972
Formosa Taffeta Co. Ltd.	5,243,000	6,056,200
Foxconn Technology Co. Ltd.	6,106,637	12,520,228
Fubon Financial Holding Co. Ltd.	43,796,969	64,749,471
Giant Manufacturing Co. Ltd.	2,063,203	11,362,985
Globalwafers Co. Ltd.(c)	1,423,000	15,489,253
Highwealth Construction Corp.	5,527,170	8,575,451
Hiwin Technologies Corp.(c)	1,420,135	12,781,746
Hon Hai Precision Industry Co. Ltd.	86,100,873	203,386,788
Hotai Motor Co. Ltd.(c)	1,806,000	19,628,840
Hua Nan Financial Holdings Co. Ltd.	50,355,883	30,923,795
Innolux Corp.(c)	58,207,002	19,385,628
Inventec Corp.	16,424,281	12,701,181
Largan Precision Co. Ltd.(c)	651,000	92,224,912
Lite-On Technology Corp.	13,891,246	20,108,037
MediaTek Inc.	9,828,338	89,416,751
Mega Financial Holding Co. Ltd.	71,018,162	62,880,604
Micro-Star International Co. Ltd.	4,431,000	11,777,031
Nan Ya Plastics Corp.	33,610,160	83,980,352
Nanya Technology Corp.(c)	6,943,000	14,031,959
Nien Made Enterprise Co. Ltd.	1,016,000	8,830,764
Novatek Microelectronics Corp.	3,822,000	21,235,748
Pegatron Corp.(c)	12,868,414	22,076,983
Phison Electronics Corp.	947,535	8,620,532
Pou Chen Corp.	14,503,220	18,284,241
Powertech Technology Inc.(c)	4,892,300	11,381,693
President Chain Store Corp.	3,734,000	38,642,438
Quanta Computer Inc.	17,539,000	32,597,300
Realtek Semiconductor Corp.	2,959,637	17,117,456
Ruentex Development Co. Ltd.	3,790,458	5,973,298
Ruentex Industries Ltd.	2,374,958	6,281,467
Shanghai Commercial & Savings Bank Ltd. (The)	16,089,000	25,040,635
Shin Kong Financial Holding Co. Ltd.(c)	67,822,088	20,340,126
SinoPac Financial Holdings Co. Ltd.	71,170,626	24,859,364
Standard Foods Corp.	2,998,615	5,134,665
Synnex Technology International Corp.	9,365,834	11,411,914
TaiMed Biologics Inc.(a)(c)	1,138,000	6,711,192
Taishin Financial Holding Co. Ltd.(c)	64,772,566	29,359,326
Taiwan Business Bank	26,149,137	9,643,485
Taiwan Cement Corp.	29,828,025	37,216,583
Taiwan Cooperative Financial Holding Co. Ltd.	56,906,563	35,316,406
Taiwan High Speed Rail Corp.	12,390,000	13,285,136
Taiwan Mobile Co. Ltd.	10,362,600	37,037,545
Taiwan Semiconductor Manufacturing Co. Ltd.	160,670,000	1,247,709,454
Tatung Co. Ltd.(a)(c)	12,243,000	10,661,134
Uni-President Enterprises Corp.	31,527,839	76,830,956
United Microelectronics Corp.(c)	77,912,000	28,986,155
Vanguard International Semiconductor Corp.	5,900,000	13,285,136
Walsin Technology Corp.(c)	2,066,000	12,150,374
Win Semiconductors Corp.(c)	2,279,000	12,958,751
Winbond Electronics Corp.(c)	20,086,000	10,018,037
Wistron Corp.	18,616,940	12,914,778
WPG Holdings Ltd.	10,033,449	12,975,201
Yageo Corp.(c)	1,649,861	18,548,305

S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yuanta Financial Holding Co. Ltd.	67,112,635	$38,052,263
Zhen Ding Technology Holding Ltd.	2,920,075	8,482,274

		3,836,981,303

Thailand — 2.4%
Advanced Info Service PCL, NVDR(c)	6,720,700	38,815,308
Airports of Thailand PCL, NVDR	27,832,000	59,616,343
Bangkok Bank PCL, Foreign	1,593,800	10,823,426
Bangkok Dusit Medical Services PCL, NVDR	25,476,800	19,079,809
Bangkok Expressway & Metro PCL, NVDR	50,424,000	16,961,346
Banpu PCL, NVDR	13,750,200	7,112,361
Berli Jucker PCL, NVDR(c)	8,014,600	12,589,376
BTS Group Holdings PCL, NVDR	38,545,800	12,721,184
Bumrungrad Hospital PCL, NVDR	2,364,100	13,991,421
Central Pattana PCL, NVDR(c)	8,743,000	20,947,132
Charoen Pokphand Foods PCL, NVDR	21,992,000	18,319,397
CP ALL PCL, NVDR	32,665,500	80,594,768
Delta Electronics Thailand PCL, NVDR	3,380,700	7,777,890
Electricity Generating PCL, NVDR	849,600	7,198,515
Energy Absolute PCL, NVDR(c)	8,602,400	13,034,973
Glow Energy PCL, NVDR	3,445,200	9,948,852
Gulf Energy Development PCL, NVDR(c)	2,771,200	7,958,543
Home Product Center PCL, NVDR	26,165,714	12,454,921
Indorama Ventures PCL, NVDR	10,976,780	17,939,046
IRPC PCL, NVDR	66,813,400	12,509,292
Kasikornbank PCL, Foreign	8,237,000	51,754,891
Kasikornbank PCL, NVDR	3,483,100	21,829,822
Krung Thai Bank PCL, NVDR	22,692,700	13,898,266
Land & Houses PCL, NVDR	20,154,300	6,715,435
Minor International PCL, NVDR	14,981,620	18,422,460
Muangthai Capital PCL, NVDR	4,157,000	6,200,048
PTT Exploration & Production PCL, NVDR	8,930,939	35,284,471
PTT Global Chemical PCL, NVDR	14,273,330	32,611,813
PTT PCL, NVDR	68,342,700	105,184,322
Robinson PCL, NVDR	3,412,200	6,984,114
Siam Cement PCL (The), NVDR	2,446,100	36,793,380
Siam Commercial Bank PCL (The), NVDR	11,999,100	51,023,543
Thai Oil PCL, NVDR	7,341,500	16,832,158
Thai Union Group PCL, NVDR	12,951,000	7,603,126
TMB Bank PCL, NVDR	73,568,300	5,322,831
True Corp. PCL, NVDR	66,508,901	11,397,003

		828,251,586

Turkey — 0.7%
Akbank T.A.S.(c)	18,647,329	24,017,089
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,388,577	5,222,132
Arcelik AS(c)	1,402,894	5,475,863
Aselsan Elektronik Sanayi Ve Ticaret AS	2,274,837	10,457,256
BIM Birlesik Magazalar AS(c)	1,368,937	21,994,357
Enka Insaat ve Sanayi AS	1	—
Eregli Demir ve Celik Fabrikalari TAS	9,180,698	16,041,264
Ford Otomotiv Sanayi AS	461,992	4,802,673
Haci Omer Sabanci Holding AS	6,021,863	10,307,388
KOC Holding AS	4,883,425	17,065,437
Petkim Petrokimya Holding AS	5,436,738	5,616,128
TAV Havalimanlari Holding AS	1,160,951	6,055,054
Tupras Turkiye Petrol Rafinerileri AS	805,193	21,662,016
Turk Hava Yollari AO(a)	3,632,213	9,628,701
Turkcell Iletisim Hizmetleri AS	7,229,579	19,381,886
Turkiye Garanti Bankasi AS	14,813,046	24,771,723
Turkiye Halk Bankasi AS	4,081,361	5,853,471

Security	Shares	Value

Turkey (continued)
Turkiye Is Bankasi AS, Class C	10,196,402	$11,106,317
Turkiye Sise ve Cam Fabrikalari AS	4,571,897	5,777,013

		225,235,768

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	14,067,765	36,500,354
Aldar Properties PJSC	22,648,937	10,976,071
DAMAC Properties Dubai Co. PJSC	11,221,386	4,216,039
DP World Ltd.	1,128,546	18,068,022
Dubai Islamic Bank PJSC	12,226,881	17,376,618
Emaar Development PJSC	4,241,907	4,504,067
Emaar Malls PJSC	13,830,617	6,589,594
Emaar Properties PJSC	23,660,222	31,564,141
Emirates Telecommunications Group Co. PJSC	11,880,508	54,599,231
First Abu Dhabi Bank PJSC	17,062,570	70,610,145

		255,004,282

Total Common Stocks — 95.8% (Cost: $28,587,581,118)		32,979,572,681

Preferred Stocks

Brazil — 2.9%
Banco Bradesco SA, Preference Shares, NVS	21,844,346	252,037,825
Braskem SA, Class A, Preference Shares, NVS	1,120,600	16,255,087
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,558,437	16,194,198
Cia. Brasileira de Distribuicao, Preference Shares, NVS	1,027,186	25,502,643
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,707,110	21,913,842
Gerdau SA, Preference Shares, NVS	6,644,085	26,822,598
Itau Unibanco Holding SA, Preference Shares, NVS	31,579,979	296,663,598
Itausa-Investimentos Itau SA, Preference Shares, NVS	29,126,392	96,071,854
Lojas Americanas SA, Preference Shares, NVS	4,861,224	25,808,138
Petroleo Brasileiro SA, Preference Shares, NVS	25,484,227	183,881,923
Telefonica Brasil SA, Preference Shares, NVS	2,900,967	36,193,919

		997,345,625

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	1,827,406	6,851,115
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	786,309	32,721,598

		39,572,713

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	3,011,821	36,307,741
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	22,682,820	8,655,597
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	611,774	6,564,371

		51,527,709

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	45,733,600	27,882,427
Transneft PJSC, Preference Shares	3,000	7,766,755

		35,649,182

South Korea — 0.7%
Amorepacific Corp., Preference Shares, NVS	60,893	6,036,783
CJ Corp., Preference Shares	13,396	321,590

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Motor Co.
Preference Shares, NVS	153,025	$10,027,512
Series 2, Preference Shares, NVS	243,974	17,440,659
LG Chem Ltd., Preference Shares, NVS	51,489	10,071,646
LG Household & Health Care Ltd., Preference Shares, NVS	13,876	9,240,796
Samsung Electronics Co. Ltd., Preference Shares, NVS	5,463,011	174,862,982

		228,001,968

Total Preferred Stocks — 3.9% (Cost: $854,565,703)		1,352,097,197

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.62%(f)(g)(h)	1,581,022,544	1,581,654,953
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(f)(g)	71,090,729	71,090,729

		1,652,745,682

Total Short-Term Investments — 4.8% (Cost: $1,652,149,749)		1,652,745,682

Total Investments in Securities — 104.5% (Cost: $31,094,296,570)		35,984,415,560

Other Assets, Less Liabilities — (4.5)%		(1,542,667,228)

Net Assets — 100.0%		$34,441,748,332

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,641,918,956	(60,896,412)	1,581,022,544	$1,581,654,953	$10,729,860	(b)	$1,478		$186,724
BlackRock Cash Funds: Treasury, SL Agency Shares	97,280,989	(26,190,260)	71,090,729	71,090,729	590,287		—		—

				$1,652,745,682	$11,320,147		$1,478		$186,724

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1,973	03/15/19	$103,257	$56,769

S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$56,769

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$610,980

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,735,139

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$74,220,647

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,976,751,118	$—	$2,821,563	$32,979,572,681
Preferred Stocks	1,351,775,607	321,590	—	1,352,097,197
Money Market Funds	1,652,745,682	—	—	1,652,745,682

	$35,981,272,407	$321,590	$2,821,563	$35,984,415,560

Derivative financial instruments(a)
Assets
Futures Contracts	$56,769	$—	$—	$56,769

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$34,331,669,878
Affiliated(c)	378,832,544	1,652,745,682
Cash	—	6,799,016
Foreign currency, at value(d)	96	14,586,773
Cash pledged:
Futures contracts	—	6,799,000
Receivables:
Investments sold	—	182,311,944
Securities lending income — Affiliated	18,402	1,625,959
Capital shares sold	4,603	527,609
Dividends	1,055	96,062,888
Unrealized appreciation on:
Forward foreign currency exchange contracts	2,292,434	—

Total assets	381,149,134	36,293,128,749

LIABILITIES
Collateral on securities loaned, at value	112,688,400	1,580,947,851
Deferred foreign capital gain tax	—	27,364,739
Payables:
Investments purchased	13,201	223,567,079
Variation margin on futures contracts	—	1,738,001
Investment advisory fees	—	17,528,083
Foreign taxes	—	234,664
Unrealized depreciation on:
Forward foreign currency exchange contracts	1,538,690	—

Total liabilities	114,240,291	1,851,380,417

NET ASSETS	$266,908,843	$34,441,748,332

NET ASSETS CONSIST OF:
Paid-in capital	$274,958,491	$41,928,419,048
Accumulated loss	(8,049,648)	(7,486,670,716)

NET ASSETS	$266,908,843	$34,441,748,332

Shares outstanding	10,650,000	807,750,000

Net asset value	$25.06	$42.64

Shares authorized	250 million	2 billion

Par value	$0.001	$0.001

(a) Securities loaned, at value	$108,693,084	$1,491,970,302
(b) Investments, at cost — Unaffiliated	$—	$29,442,146,821
(c) Investments, at cost — Affiliated	$378,948,040	$1,652,149,749
(d) Foreign currency, at cost	$96	$14,542,746

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$291,557,014
Dividends — Affiliated	4,094,974	590,287
Interest — Unaffiliated	—	26,116
Securities lending income — Affiliated — net(a)	71,610	10,729,860
Foreign taxes withheld	—	(30,529,869)
Other foreign taxes	—	(242,429)

Total investment income	4,166,584	272,130,979

EXPENSES
Investment advisory fees	1,157,191	103,068,672
Commitment fees	—	90,660
Professional fees	—	1,661
Mauritius income taxes	—	801,601
Interest expense	—	6,482

Total expenses	1,157,191	103,969,076

Less:
Investment advisory fees waived	(1,157,191)	—

Total expenses after fees waived	—	103,969,076

Net investment income	4,166,584	168,161,903

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	—	(315,206,389)
Investments — Affiliated	(1,685,877)	1,478
In-kind redemptions — Unaffiliated	—	10,830,338
In-kind redemptions — Affiliated	3,945,955	—
Futures contracts	—	610,980
Forward foreign currency exchange contracts	3,639,558	—
Foreign currency transactions	—	(1,261,845)

Net realized gain (loss)	5,899,636	(305,025,438)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	—	239,135,478
Investments — Affiliated	(11,815,171)	186,724
Futures contracts	—	1,735,139
Forward foreign currency exchange contracts	(6,309,565)	—
Foreign currency translations	—	1,840,042

Net change in unrealized appreciation (depreciation)	(18,124,736)	242,897,383

Net realized and unrealized loss	(12,225,100)	(62,128,055)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,058,516)	$106,033,848

(a) Net of securities lending income tax paid of	$—	$403,815
(b) Net of foreign capital gain tax of	$—	$191,869
(c) Net of deferred foreign capital gain tax of	$—	$(21,176,402)
See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Emerging Markets ETF		iShares MSCI Emerging Markets ETF (Consolidated)

	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,166,584	$9,047,280	$168,161,903	$678,464,472
Net realized gain (loss)	5,899,636	33,646,135	(305,025,438)	508,209,075
Net change in unrealized appreciation (depreciation)	(18,124,736)	(30,845,086)	242,897,383	(1,724,206,375)

Net increase (decrease) in net assets resulting from operations	(8,058,516)	11,848,329	106,033,848	(537,532,828)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,226,180)	(9,015,264)	(431,098,987)	(789,458,393)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(65,134,226)	(52,262,674)	3,617,801,452	(3,415,886,805)

NET ASSETS(a)
Total increase (decrease) in net assets	(77,418,922)	(49,429,609)	3,292,736,313	(4,742,878,026)
Beginning of period	344,327,765	393,757,374	31,149,012,019	35,891,890,045

End of period	$266,908,843	$344,327,765	$34,441,748,332	$31,149,012,019

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Emerging Markets ETF

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Period From 09/23/14 to 08/31/15	(a)

Net asset value, beginning of period	$25.70		$25.57	$21.72	$21.40	$24.44

Net investment income(b)	0.34		0.60	0.36	0.50	0.41
Net realized and unrealized gain (loss)(c)	(0.62)		0.12	3.83	1.08	(2.80)

Net increase (decrease) from investment operations	(0.28)		0.72	4.19	1.58	(2.39)

Distributions
From net investment income	(0.36)		(0.59)	(0.34)	(0.48)	(0.65)
From net realized gain	—		—	—	(0.78)	—

Total distributions	(0.36)		(0.59)	(0.34)	(1.26)	(0.65)

Net asset value, end of period	$25.06		$25.70	$25.57	$21.72	$21.40

Total Return
Based on net asset value	(0.93	)%(d)	2.77%	19.55%	7.84%	(10.01	)%(d)

Ratios to Average Net Assets
Total expenses(e)	0.78	%(f)	0.78%	0.78%	0.78%	0.78	%(f)

Total expenses after fees waived(e)	0.00	%(f)	0.00%	0.00%	0.00%	0.02	%(f)

Net investment income	2.81	%(f)	2.25%	1.56%	2.42%	1.82	%(f)

Supplemental Data
Net assets, end of period (000)	$266,909		$344,328	$393,757	$180,254	$211,865

Portfolio turnover rate(g)(h)	3	%(d)	7%	4%	11%	7	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF (Consolidated)

	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$43.24		$44.76		$36.74	$33.79	$45.11	$38.44

Net investment income(a)	0.23		0.83	(b)	0.75	0.72	0.73	0.83
Net realized and unrealized gain (loss)(c)	(0.25)		(1.36)		7.86	3.00	(11.21)	6.55

Net increase (decrease) from investment operations	(0.02)		(0.53)		8.61	3.72	(10.48)	7.38

Distributions
From net investment income	(0.58)		(0.99)		(0.59)	(0.77)	(0.84)	(0.71)

Total distributions	(0.58)		(0.99)		(0.59)	(0.77)	(0.84)	(0.71)

Net asset value, end of period	$42.64		$43.24		$44.76	$36.74	$33.79	$45.11

Total Return
Based on net asset value	0.09	%(d)	(1.28	)%(b)	23.80%	11.28%	(23.46)%	19.34%

Ratios to Average Net Assets
Total expenses	0.69	%(e)	0.67%		0.69%	0.72%	0.69%	0.68%

Total expenses after fees waived	0.69	%(e)	0.67%		0.69%	0.72%	0.69%	0.67%

Total expenses excluding professional fees for foreign withholding tax claims	0.69	%(e)	0.67%		0.69%	N/A	N/A	N/A

Net investment income	1.11	%(e)	1.78	%(b)	1.92%	2.15%	1.79%	1.98%

Supplemental Data
Net assets, end of period (000)	$34,441,748		$31,149,012		$35,891,890	$30,866,469	$21,000,865	$44,336,401

Portfolio turnover rate(f)	2	%(d)	16%		9%	23%	10%	22%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2018:
•	Net investment income per share by $0.02.
•	Total return by 0.07%.
•	Ratio of net investment income to average net assets by 0.04%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Emerging Markets	Diversified	(a)
MSCI Emerging Markets	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Emerging Markets ETF (the “underlying fund”). The financial statements and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

The iShares MSCI Emerging Markets ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Currency Hedged MSCI Emerging Markets
Merrill Lynch, Pierce, Fenner & Smith	$96,631,636	$96,631,636		$—	$—
UBS AG	12,061,448	12,061,448		—	—

	$108,693,084	$108,693,084		$—	$—

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Emerging Markets
Barclays Bank PLC	$4,329,834	$4,329,834		$—	$—
Barclays Capital Inc.	2,965,691	2,965,691		—	—
Citigroup Global Markets Inc.	106,430,224	106,430,224		—	—
Citigroup Global Markets Ltd.	13,851,567	13,851,567		—	—
Credit Suisse Securities (USA) LLC	70,319,318	70,319,318		—	—
Deutsche Bank AG	505,776	505,776		—	—
Goldman Sachs & Co.	180,187,732	180,187,732		—	—
Goldman Sachs International	29,154,225	29,154,225		—	—
HSBC Bank PLC	4,989,102	4,989,102		—	—
ING Financial Markets LLC	1,279,013	1,279,013		—	—
Jefferies LLC	188,850	188,850		—	—
JPMorgan Securities LLC	842,281,728	842,281,728		—	—
JPMorgan Securities PLC	12,064,866	12,064,866		—	—
Macquarie Bank Limited	15,855,045	15,855,045		—	—
Morgan Stanley & Co. International PLC	58,131,582	58,131,582		—	—
Morgan Stanley & Co. LLC	128,080,666	128,080,666		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	17,645,540	17,645,540		—	—
Nomura Securities International Inc.	158,816	158,816		—	—
UBS AG	808,580	700,087		—	(108,493	)(b)
Wells Fargo Securities LLC	2,742,147	2,679,881		—	(62,266	)(b)

	$1,491,970,302	$1,491,799,543		$—	$(170,759)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: The currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI Emerging Markets	0.78%

For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Emerging Markets	$23,718
MSCI Emerging Markets	2,401,909

Officers and Trustees: Certain officers and/or trustees of the Company are officers and/or trustees of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Emerging Markets	$8,953,832	$18,674,238

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Emerging Markets	$9,943,201	$13,117,372
MSCI Emerging Markets	2,532,365,100	586,082,625

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Emerging Markets	$42,676,593	$108,255,562
MSCI Emerging Markets	1,514,455,560	52,275,333

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Currency Hedged MSCI Emerging Markets	$5,739,018	$—	$5,739,018
MSCI Emerging Markets	10,011,988,372	873,167,649	10,885,156,021

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Emerging Markets	$381,042,621	$2,292,434	$(3,748,767)	$(1,456,333)
MSCI Emerging Markets	32,289,852,935	8,343,278,072	(4,648,658,678)	3,694,619,394

9.	LINE OF CREDIT

The iShares MSCI Emerging Markets ETFs, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended ended February 28, 2019, the maximum amount borrowed, the average borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Emerging Markets	$9,900,000	$382,873	3.37%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI Emerging Markets
Shares sold	1,750,000	$42,852,200	2,800,000	$73,618,617
Shares redeemed	(4,500,000)	(107,986,426)	(4,800,000)	(125,881,291)

Net decrease	(2,750,000)	$(65,134,226)	(2,000,000)	$(52,262,674)

MSCI Emerging Markets
Shares sold	90,000,000	$3,727,074,288	110,250,000	$5,376,896,402
Shares redeemed	(2,700,000)	(109,272,836)	(191,700,000)	(8,792,783,207)

Net increase(decrease)	87,300,000	$3,617,801,452	(81,450,000)	$(3,415,886,805)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Currency Hedged MSCI Emerging Markets	$9,015,264
MSCI Emerging Markets	789,458,393

Undistributed net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Currency Hedged MSCI Emerging Markets	$88,535
MSCI Emerging Markets	169,219,344

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Emerging Markets(a)	$0.280296	$—	$0.080916	$0.361212	78%	—%	22%	100%
MSCI Emerging Markets(a)	0.448904	—	0.134885	0.583789	77	—	23	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	37

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

HKD	Hong Kong Dollar

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	39

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶	iShares MSCI Frontier 100 ETF | FM | NYSE Arca

▶	iShares MSCI World ETF | URTH | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI Frontier 100 ETF

Investment Objective

The iShares MSCI Frontier 100 ETF (the “Fund”) seeks to track the investment results of an index composed of frontier market equities, as represented by the MSCI Frontier Markets 100 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.57%	(15.50)%	0.58%	5.57%	(15.50)%	2.93%	41.99%
Fund Market	3.28	(13.87)	0.54	5.74	(13.87)	2.71	43.50
Index	1.11	(14.73)	2.08	6.88	(14.73)	10.82	53.81

The inception date of the Fund was 9/12/12. The first day of secondary market trading was 9/13/12.

The NAV total returns presented in the table for the 6 months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,005.70	$3.93	$1,000.00	$1,020.90	$3.96	0.79%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	45.5%
Communication Services	11.4
Consumer Staples	9.3
Real Estate	9.3
Energy	6.0
Industrials	4.3
Materials	4.2
Utilities	3.6
Health Care	2.8
Consumer Discretionary	1.9
Information Technology	1.7

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
Kuwait	23.4%
Vietnam	17.5
Argentina	16.2
Morocco	7.1
Kenya	6.9
Bangladesh	6.2
Nigeria	5.9
Romania	5.2
Bahrain	4.9
Oman	2.0

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI World ETF

Investment Objective

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(3.16)%	0.79%	6.76%	10.35%	0.79%	38.69%	101.96%
Fund Market	(3.14)	0.95	6.68	10.32	0.95	38.14	101.62
Index	(3.34)	0.43	6.53	10.14	0.43	37.20	99.28

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$968.40	$1.17	$1,000.00	$1,023.60	$1.20	0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	16.3%
Information Technology	15.4
Health Care	12.9
Industrials	11.2
Consumer Discretionary	10.5
Consumer Staples	8.3
Communication Services	8.3
Energy	6.1
Materials	4.5
Utilities	3.3
Real Estate	3.2

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	61.7%
Japan	8.3
United Kingdom	5.8
France	3.8
Canada	3.6
Switzerland	3.1
Germany	3.0
Australia	2.5
Hong Kong	1.4
Netherlands	1.2

6	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 16.3%
Adecoagro SA(a)(b)	382,327	$2,718,345
Arcos Dorados Holdings Inc., Class A	461,290	3,824,094
Banco Macro SA, ADR	172,974	8,735,187
BBVA Banco Frances SA, ADR	267,943	2,968,808
Central Puerto SA, ADR	280,797	2,864,129
Corp. America Airports SA(a)(b)	125,196	990,300
Cresud SACIF y A, ADR(a)	121,448	1,514,457
Despegar.com Corp.(a)(b)	79,875	1,436,951
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	82,171	2,176,710
Globant SA(a)(b)	121,198	8,349,330
Grupo Financiero Galicia SA, ADR	386,469	11,814,357
Grupo Supervielle SA, ADR	224,084	1,998,829
IRSA Inversiones y Representaciones SA, ADR(a)	87,548	1,200,283
Loma Negra Cia Industrial Argentina SA, ADR(a)	225,755	2,535,229
Pampa Energia SA, ADR(a)	251,628	8,016,868
Telecom Argentina SA, ADR	399,940	5,955,107
Transportadora de Gas del Sur SA, Class B, ADR	295,920	4,299,718
YPF SA, ADR	669,469	9,466,292

		80,864,994

Bahrain — 4.9%
Ahli United Bank BSC	23,574,177	19,263,249
Aluminium Bahrain BSC	760,814	851,627
GFH Financial Group BSC	14,951,496	3,887,470
Ithmaar Holding BSC(a)	7,341,331	570,858

		24,573,204

Bangladesh — 6.2%
Acme Laboratores Ltd. (The)	840,886	923,052
Bangladesh Export Import Co. Ltd.	4,287,096	1,201,966
Beximco Pharmaceuticals Ltd.	2,089,058	2,258,441
BRAC Bank Ltd.(a)	3,532,320	3,407,477
City Bank Ltd. (The)	3,524,579	1,210,102
Eastern Bank Ltd.	2,556,866	1,166,423
GrameenPhone Ltd.	591,959	2,767,281
International Finance Investment & Commerce Bank Ltd.(a)	4,954,936	759,355
Islami Bank Bangladesh Ltd.	4,708,687	1,404,075
LafargeHolcim Bangladesh Ltd.	2,592,209	1,256,455
National Bank Ltd.(a)	11,201,500	1,317,432
Pubali Bank Ltd.	2,635,282	873,470
Renata Ltd.	79,477	1,101,867
Square Pharmaceuticals Ltd.	3,038,082	9,882,113
Summit Power Ltd.	2,822,058	1,414,801

		30,944,310

Jordan — 1.6%
Arab Bank PLC	451,278	4,055,931
Bank of Jordan	348,828	1,240,277
Jordan Islamic Bank	259,800	1,180,326
Jordan Petroleum Refinery Co.	425,919	1,568,464

		8,044,998

Kazakhstan — 1.6%
Halyk Savings Bank of Kazakhstan JSC, GDR	430,586	4,908,681
KCell JSC, GDR	244,113	1,244,976
NAC Kazatomprom JSC, GDR(a)	121,438	1,794,368

		7,948,025

Kenya — 7.0%
Co-operative Bank of Kenya Ltd. (The)	11,616,760	1,685,273

Security	Shares	Value

Kenya (continued)
East African Breweries Ltd.	2,106,142	$4,051,083
Equity Group Holdings PLC/Kenya	15,404,400	6,342,082
KCB Group Ltd.	13,377,936	5,574,698
Safaricom PLC	65,053,267	16,922,310

		34,575,446

Kuwait — 23.4%
Agility Public Warehousing Co. KSC	3,175,916	8,591,193
Alimtiaz Investment Group KSC	3,011,760	1,220,581
Boubyan Bank KSCP	2,698,595	4,845,912
Boubyan Petrochemicals Co. KSCP	1,492,472	4,592,978
Burgan Bank SAK	2,754,456	2,813,448
Gulf Bank KSCP	5,142,024	4,811,647
Humansoft Holding Co. KSC	350,480	3,464,382
Integrated Holding Co. KCSC(a)	529,254	1,360,192
Kuwait Finance House KSCP	12,973,071	26,715,550
Kuwait International Bank KSCP	2,009,996	1,920,589
Kuwait Projects Co. Holding KSCP	1,907,238	1,200,272
Mabanee Co. SAK	1,883,849	3,631,142
Mezzan Holding Co. KSCC	484,119	717,804
Mobile Telecommunications Co. KSC	8,162,582	12,183,360
National Bank of Kuwait SAKP	11,683,360	33,644,997
National Industries Group Holding SAK	3,859,572	2,111,001
National Real Estate Co. KPSC(a)	2,242,271	577,745
Warba Bank KSCP(a)	2,920,642	2,117,105

		116,519,898

Mauritius — 0.2%
Lighthouse Capital Ltd.	2,078,061	1,055,288

Morocco — 7.1%
Attijariwafa Bank	218,223	10,236,683
Banque Centrale Populaire	128,022	3,579,123
Cosumar	155,336	2,804,891
Douja Promotion Groupe Addoha SA	610,647	818,429
Maroc Telecom	940,533	14,530,948
Societe d’Exploitation des Ports	119,707	2,218,572
TOTAL Maroc SA	7,445	888,690

		35,077,336

Nigeria — 5.9%
Access Bank PLC	76,390,963	1,207,009
Afriland Properties PLC(a)	8,020	44
Dangote Cement PLC	8,382,705	4,538,163
FBN Holdings PLC	96,914,329	2,055,148
Guaranty Trust Bank PLC	80,440,252	7,882,364
Nestle Nigeria PLC	1,482,472	6,040,842
United Bank for Africa PLC	91,743,731	1,894,639
Wapic Insurance PLC(a)	73,817	88
Zenith Bank PLC	85,656,378	5,674,809

		29,293,106

Oman — 2.0%
Bank Muscat SAOG	4,847,639	5,212,786
Bank Nizwa SAOG(a)	3,798,776	897,892
Bank Sohar SAOG	2,185,248	652,736
Oman Telecommunications Co. SAOG	1,009,962	1,836,295
Ooredoo	890,458	1,267,457

		9,867,166

Romania — 5.2%
Banca Transilvania SA	19,365,122	8,828,730
BRD-Groupe Societe Generale SA	1,111,811	3,174,697
OMV Petrom SA	62,671,484	5,128,009

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Romania (continued)
Societatea Energetica Electrica SA	820,169	$2,066,412
Societatea Nationala de Gaze Naturale ROMGAZ SA	636,993	4,631,287
Transgaz SA Medias	25,199	2,061,874

		25,891,009

Slovenia — 0.4%
Zavarovalnica Triglav DD	53,384	1,999,938

Sri Lanka — 0.8%
John Keells Holdings PLC	3,348,094	2,966,783
Sampath Bank PLC(a)	979,177	1,261,507

		4,228,290

Vietnam — 17.6%
Bank for Foreign Trade of Vietnam JSC	1,278,365	3,333,667
Bank for Investment and Development of Vietnam JSC(a)	759,500	1,063,955
Bao Viet Holdings	176,570	715,413
FLC Faros Construction JSC(a)	634,042	946,964
Hoa Phat Group JSC(a)	4,602,330	6,665,443
Hoang Huy Investment Financial Services JSC	789,650	830,494
Kinh Bac City Development Share Holding Corp.(a)	1,072,180	672,423
Masan Group Corp.(a)	2,044,800	7,835,462
No Va Land Investment Group Corp.(a)	1,007,509	2,497,059
PetroVietnam Fertilizer & Chemicals JSC	820,620	721,580
PetroVietnam Gas JSC	269,210	1,139,501
PetroVietnam Technical Services Corp.	884,898	778,100
Saigon Beer Alcohol Beverage Corp.	282,230	2,919,621
Saigon Securities Inc.	1,364,560	1,641,001
Saigon Thuong Tin Commercial JSB(a)	2,539,289	1,346,261
Thanh Thanh Cong—Bien Hoa JSC	882,688	751,426
Viet Capital Securities JSC	293,310	556,278
Vietnam Dairy Products JSC	3,059,818	18,609,496
Vincom Retail JSC(a)	4,130,317	5,875,020
Vingroup JSC(a)	3,507,398	17,234,628
Vinhomes JSC(a)(c)	2,947,095	11,115,121

		87,248,913

Total Common Stocks — 100.2% (Cost: $451,777,801)		498,131,921

Security	Shares	Value

Rights

Morocco — 0.0%
Cosumar (Expires 12/18/28)(a)(d)	1	$9

Total Rights — 0.0% (Cost: $0)		9

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SLAgency Shares, 2.62%(e)(f)(g)	2,189,719	2,190,595

Total Short-Term Investments — 0.5% (Cost: $2,190,250)		2,190,595

Total Investments in Securities — 100.7% (Cost: $453,968,051)		500,322,525

Other Assets, Less Liabilities — (0.7)%		(3,357,088)

Net Assets — 100.0%		$496,965,437

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SLAgency Shares	2,634,883	(445,164)	2,189,719	$2,190,595	$5,879	(b)	$627	$32
BlackRock Cash Funds: Treasury, SLAgency Shares	—	—	—	—	4,233		—	—

				$2,190,595	$10,112		$627	$32

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Frontier 100 ETF

Forward Foreign Currency Exchange Contracts

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss)from:
Forward foreign currency exchange contracts	$171

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$2

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$138,473
Average amounts sold — in USD	$138,473

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$498,131,877	$44	$—	$498,131,921
Rights	—	—	9	9
Money Market Funds	2,190,595	—	—	2,190,595

	$500,322,472	$44	$9	$500,322,525

See notes to financial statements.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
AGL Energy Ltd.	13,108	$197,798
Amcor Ltd./Australia	21,136	226,310
APA Group	24,964	177,784
Aristocrat Leisure Ltd.	10,970	192,149
ASX Ltd.	4,017	199,395
Aurizon Holdings Ltd.	35,657	114,664
Australia & New Zealand Banking Group Ltd.	39,671	790,270
Bendigo & Adelaide Bank Ltd.	11,171	78,363
BHP Group Ltd.	43,090	1,141,337
BHP Group PLC	31,978	742,643
BlueScope Steel Ltd.	10,317	98,797
Brambles Ltd.	24,958	208,815
Cochlear Ltd.	1,327	160,968
Coles Group Ltd.(a)	18,104	145,931
Commonwealth Bank of Australia	25,320	1,332,129
Computershare Ltd.	9,563	117,362
Crown Resorts Ltd.	7,693	62,723
CSL Ltd.	7,020	967,711
Dexus	21,557	184,348
Fortescue Metals Group Ltd.	21,016	90,608
Goodman Group	35,858	326,543
GPT Group (The)	49,646	206,626
Incitec Pivot Ltd.	40,877	98,006
Insurance Australia Group Ltd.	37,829	197,814
James Hardie Industries PLC	9,906	124,320
Lendlease Group	14,113	129,324
Macquarie Group Ltd.	4,761	435,731
Medibank Pvt Ltd.	50,049	101,125
Mirvac Group	100,685	184,095
National Australia Bank Ltd.	36,595	654,273
Newcrest Mining Ltd.	13,912	240,712
Oil Search Ltd.	26,562	158,172
Orica Ltd.	7,693	96,602
Origin Energy Ltd.(a)	35,791	187,411
QBE Insurance Group Ltd.	21,337	187,476
Ramsay Health Care Ltd.	2,741	126,326
Rio Tinto Ltd.	3,931	268,932
Santos Ltd.	28,781	141,696
Scentre Group	80,502	221,647
Sonic Healthcare Ltd.	9,094	156,055
South32 Ltd.	84,198	234,219
Stockland	50,117	124,795
Suncorp Group Ltd.	18,010	173,619
Sydney Airport	19,536	100,072
Tabcorp Holdings Ltd.	36,975	124,164
Telstra Corp. Ltd.	57,626	128,324
Transurban Group	45,752	405,902
Treasury Wine Estates Ltd.	13,137	140,008
Vicinity Centres	66,630	116,614
Wesfarmers Ltd.	15,520	366,364
Westpac Banking Corp.	47,153	904,427
Woodside Petroleum Ltd.	12,793	329,932
Woolworths Group Ltd.	19,413	395,972

		15,017,403

Austria — 0.1%
ANDRITZ AG	1,937	96,829
Erste Group Bank AG	5,482	207,558
OMV AG	4,081	215,018

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG	2,654	$67,756

		587,161

Belgium — 0.4%
Ageas	4,148	204,662
Anheuser-Busch InBev SA/NV	10,832	845,523
Colruyt SA(b)	1,118	79,821
Groupe Bruxelles Lambert SA	1,133	109,121
KBC Group NV	4,029	298,759
Proximus SADP	3,411	90,228
Solvay SA	1,140	127,761
UCB SA	2,339	196,241
Umicore SA	4,946	214,017

		2,166,133

Canada — 3.6%
Agnico Eagle Mines Ltd.	4,477	190,264
Alimentation Couche-Tard Inc., Class B	6,896	388,365
Bank of Montreal	9,570	745,690
Bank of Nova Scotia (The)	17,816	989,417
Barrick Gold Corp.	26,293	331,408
BCE Inc.	1,408	62,564
BlackBerry Ltd.(a)(b)	12,209	106,052
Bombardier Inc., Class B(a)	41,995	89,283
Brookfield Asset Management Inc., Class A	13,036	588,352
Cameco Corp.	8,759	101,557
Canadian Imperial Bank of Commerce	6,767	573,576
Canadian National Railway Co.	11,640	998,017
Canadian Natural Resources Ltd.	18,708	530,983
Canadian Pacific Railway Ltd.	2,272	469,098
Canadian Tire Corp. Ltd., Class A, NVS	1,468	161,848
Canadian Utilities Ltd., Class A, NVS	6,270	166,581
Canopy Growth Corp.(a)(b)	3,555	168,383
CGI Inc.(a)	4,014	268,911
CI Financial Corp.	8,074	114,029
Constellation Software Inc./Canada	396	337,887
Dollarama Inc.	5,693	153,975
Enbridge Inc.	30,285	1,119,418
Fairfax Financial Holdings Ltd.	464	229,544
Finning International Inc.	4,745	88,379
First Quantum Minerals Ltd.	11,836	135,615
Fortis Inc./Canada	7,985	287,690
Franco-Nevada Corp.	3,076	231,553
George Weston Ltd.	2,451	174,566
Gildan Activewear Inc.	4,081	145,825
Goldcorp Inc.	14,807	156,277
Great-West Lifeco Inc.	4,014	92,228
Husky Energy Inc.	8,138	90,402
IGM Financial Inc.	3,229	84,292
Imperial Oil Ltd.	5,080	137,434
Intact Financial Corp.	2,138	178,573
Inter Pipeline Ltd.	11,338	182,166
Loblaw Companies Ltd.	2,585	128,642
Magna International Inc.	5,817	306,707
Manulife Financial Corp.	28,098	474,487
Metro Inc.	6,018	226,006
National Bank of Canada	6,228	293,619
Nutrien Ltd.	9,730	529,203
Onex Corp.	2,473	148,624
Open Text Corp.	4,946	187,325
Pembina Pipeline Corp.	8,978	328,307

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Power Corp. of Canada	5,482	$116,924
Power Financial Corp.	3,880	86,527
PrairieSky Royalty Ltd.	7,863	114,452
Restaurant Brands International Inc.	3,947	249,407
RioCan REIT	7,796	148,817
Rogers Communications Inc., Class B, NVS	6,152	339,645
Royal Bank of Canada	20,544	1,604,366
Saputo Inc.	5,616	182,893
Shaw Communications Inc., Class B, NVS	7,915	163,108
Shopify Inc., Class A(a)(b)	1,456	275,590
SNC-Lavalin Group Inc.	3,823	105,517
Sun Life Financial Inc.	8,366	316,472
Suncor Energy Inc.	24,161	832,151
Teck Resources Ltd., Class B	7,771	174,007
TELUS Corp.	2,639	95,781
Thomson Reuters Corp.	3,254	176,808
Toronto-Dominion Bank (The)	27,320	1,565,351
TransCanada Corp.	13,316	595,024
Vermilion Energy Inc.	5,526	141,234
Waste Connections Inc.	4,916	409,994
Wheaton Precious Metals Corp.	7,283	158,268

		21,345,458

Denmark — 0.6%
AP Moller - Maersk A/S, Class A	204	262,616
Carlsberg A/S, Class B	2,050	248,604
Coloplast A/S, Class B	2,540	253,446
Danske Bank A/S	11,836	235,734
DSV A/S	3,866	321,916
Genmab A/S(a)	1,033	178,701
Novo Nordisk A/S, Class B	27,696	1,360,432
Novozymes A/S, Class B	4,611	209,568
Vestas Wind Systems A/S	3,356	279,654
William Demant Holding A/S(a)	2,914	87,612

		3,438,283

Finland — 0.5%
Elisa OYJ	3,612	151,728
Fortum OYJ	7,925	176,152
Kone OYJ, Class B	5,348	261,677
Metso OYJ	3,094	105,025
Neste OYJ	2,120	203,987
Nokia OYJ	86,192	521,749
Nordea Bank Abp	43,848	397,880
Sampo OYJ, Class A	5,616	270,634
Stora Enso OYJ, Class R	12,400	166,403
UPM-Kymmene OYJ	10,117	305,517
Wartsila OYJ Abp	10,434	169,663

		2,730,415

France — 3.8%
Accor SA	3,478	147,010
Air Liquide SA	6,263	781,989
Airbus SE	8,692	1,124,366
Alstom SA	4,148	180,526
Atos SE	2,001	192,354
AXA SA	27,508	698,355
BNP Paribas SA	16,330	837,797
Bollore SA	31,777	141,409
Bouygues SA	4,500	170,378
Bureau Veritas SA	5,483	131,238
Capgemini SE	2,540	304,270

Security	Shares	Value

France (continued)
Carrefour SA	10,032	$205,622
Cie. de Saint-Gobain	8,928	321,866
Cie. Generale des Etablissements Michelin SCA	2,875	345,382
Credit Agricole SA	17,952	229,604
Danone SA	9,317	703,713
Dassault Systemes SE	1,928	282,440
Edenred	4,611	204,876
Electricite de France SA	10,834	157,539
Engie SA	25,575	385,870
EssilorLuxottica SA	4,928	597,346
Eutelsat Communications SA	4,352	86,030
Getlink SE	12,648	186,942
Hermes International	545	345,545
Iliad SA	664	69,183
Ingenico Group SA	1,272	85,486
Ipsen SA	922	127,666
Kering SA	1,266	692,110
Klepierre SA	4,574	159,846
Legrand SA	4,611	304,532
L’Oreal SA	3,815	963,965
LVMH Moet Hennessy Louis Vuitton SE	4,081	1,403,405
Orange SA	27,964	427,965
Pernod Ricard SA	3,140	541,334
Peugeot SA	8,709	221,743
Publicis Groupe SA	3,416	189,550
Renault SA	2,889	198,139
Safran SA	5,016	684,835
Sanofi	16,921	1,416,194
Schneider Electric SE	7,980	621,721
SCOR SE	2,942	132,629
SES SA	6,286	126,444
Societe BIC SA	868	82,185
Societe Generale SA	11,372	349,631
Sodexo SA(b)	1,669	183,549
STMicroelectronics NV	12,240	200,285
Suez	8,786	112,402
Teleperformance	991	177,167
Thales SA	2,138	263,539
TOTAL SA	36,193	2,060,237
Ubisoft Entertainment SA(a)	1,587	114,752
Unibail-Rodamco-Westfield	1,677	271,163
Unibail-Rodamco-Westfield, New(a)	510	82,465
Valeo SA	4,218	133,284
Veolia Environnement SA	8,715	191,529
Vinci SA	7,492	715,934
Vivendi SA	16,324	477,715

		22,545,051

Germany — 2.8%
1&1 Drillisch AG(b)	1,861	73,703
adidas AG	2,808	682,980
Allianz SE, Registered	6,353	1,415,003
BASF SE	13,108	999,899
Bayer AG, Registered	14,451	1,156,483
Bayerische Motoren Werke AG	4,614	390,422
Beiersdorf AG	2,902	269,516
Brenntag AG	3,612	179,326
Commerzbank AG(a)	20,945	173,032
Continental AG	1,620	265,636
Daimler AG, Registered	13,065	783,429
Deutsche Bank AG, Registered(b)	31,977	297,160

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	3,321	$420,139
Deutsche Lufthansa AG, Registered	4,799	122,681
Deutsche Post AG, Registered	15,319	476,563
Deutsche Telekom AG, Registered	48,165	794,437
Deutsche Wohnen SE	5,333	248,980
E.ON SE	35,551	392,068
Fresenius Medical Care AG & Co. KGaA	3,679	288,558
Fresenius SE & Co. KGaA	6,626	372,951
GEA Group AG	3,478	83,446
Hannover Rueck SE	1,062	158,418
HeidelbergCement AG	2,674	196,821
Henkel AG & Co. KGaA	1,937	182,188
Infineon Technologies AG	19,316	424,616
LANXESS AG	2,473	134,183
Merck KGaA	2,473	255,637
MTU Aero Engines AG	903	193,825
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,205	519,994
OSRAM Licht AG	1,864	80,869
Puma SE	174	98,175
QIAGEN NV(a)	4,988	190,956
RWE AG	10,099	246,784
SAP SE	14,721	1,579,057
Siemens AG, Registered	11,104	1,215,480
thyssenkrupp AG(b)	7,425	111,181
TUI AG	8,960	95,365
United Internet AG, Registered	2,929	106,695
Vonovia SE	10,528	511,179
Wirecard AG(b)	1,926	264,273
Zalando SE(a)(c)	3,287	121,270

		16,573,378

Hong Kong — 1.4%
AIA Group Ltd.	186,400	1,864,048
Bank of East Asia Ltd. (The)	52,400	182,570
BOC Hong Kong Holdings Ltd.	70,500	294,581
CK Asset Holdings Ltd.	34,000	282,186
CK Hutchison Holdings Ltd.	35,000	372,525
CLP Holdings Ltd.	35,000	414,660
Galaxy Entertainment Group Ltd.	44,000	312,492
Hang Seng Bank Ltd.	14,600	361,754
Hong Kong & China Gas Co. Ltd.	191,446	443,386
Hong Kong Exchanges & Clearing Ltd.	16,000	551,555
Jardine Matheson Holdings Ltd.	6,800	466,208
Link REIT	35,000	395,711
Melco Resorts & Entertainment Ltd., ADR	6,905	159,091
Minth Group Ltd.(b)	8,000	31,695
MTR Corp. Ltd.	68,500	393,558
New World Development Co. Ltd.	136,333	217,791
Sands China Ltd.	54,800	273,658
Sun Hung Kai Properties Ltd.	42,000	695,559
Techtronic Industries Co. Ltd.	26,000	173,724
WH Group Ltd.(c)	205,000	182,024
Wynn Macau Ltd.	63,200	156,193

		8,224,969

Ireland — 0.4%
AIB Group PLC	14,563	68,587
Bank of Ireland Group PLC	17,076	111,125
CRH PLC	12,243	388,120
Kerry Group PLC, Class A	3,350	345,225

Security	Shares	Value

Ireland (continued)
Linde PLC	8,328	$1,442,743
Paddy Power Betfair PLC	1,618	130,996
Smurfit Kappa Group PLC	4,428	125,752

		2,612,548

Israel — 0.2%
Bank Hapoalim BM	41,887	288,445
Check Point Software Technologies Ltd.(a)(b)	1,729	211,457
Nice Ltd.(a)	1,870	219,870
Teva Pharmaceutical Industries Ltd., ADR(a)	16,004	269,347

		989,119

Italy — 0.8%
Assicurazioni Generali SpA	17,524	313,187
Atlantia SpA	9,384	228,457
CNH Industrial NV	19,760	214,297
Enel SpA	120,700	731,187
Eni SpA	36,595	631,979
Ferrari NV	2,396	308,710
Fiat Chrysler Automobiles NV(a)	17,816	263,367
Intesa Sanpaolo SpA	236,971	585,281
Leonardo SpA	3,996	40,342
Mediobanca Banca di Credito Finanziario SpA	13,635	136,972
Snam SpA	53,830	266,332
Telecom Italia SpA/Milano(a)	287,028	175,120
Tenaris SA	8,759	116,994
Terna Rete Elettrica Nazionale SpA	57,351	357,091
UniCredit SpA	30,000	408,771

		4,778,087

Japan — 8.2%
Aeon Co. Ltd.	13,700	288,719
Aisin Seiki Co. Ltd.	7,000	273,221
Ajinomoto Co. Inc.	13,700	207,248
Alps Alpine Co. Ltd.	7,600	149,310
ANA Holdings Inc.	7,000	259,827
Asahi Group Holdings Ltd.	3,800	164,091
Asahi Kasei Corp.	23,800	259,551
Astellas Pharma Inc.	32,500	501,718
Bandai Namco Holdings Inc.	2,900	123,482
Bridgestone Corp.	13,700	540,640
Canon Inc.	20,400	586,601
Casio Computer Co. Ltd.	13,900	188,671
Central Japan Railway Co.	2,200	493,577
Chubu Electric Power Co. Inc.	13,600	214,103
Chugai Pharmaceutical Co. Ltd.	7,000	476,015
Chugoku Electric Power Co. Inc. (The)	13,600	176,780
Concordia Financial Group Ltd.	39,500	160,030
Daifuku Co. Ltd.	1,000	49,048
Dai-ichi Life Holdings Inc.	23,000	348,244
Daiichi Sankyo Co. Ltd.	7,600	284,488
Daikin Industries Ltd.	3,200	347,539
Daiwa House Industry Co. Ltd.	13,700	423,971
Denso Corp.	7,000	300,701
Dentsu Inc.	5,000	208,857
East Japan Railway Co.	6,800	651,168
Eisai Co. Ltd.	3,900	322,139
FamilyMart UNY Holdings Co. Ltd.	4,000	114,085
FANUC Corp.	2,700	447,251
Fast Retailing Co. Ltd.	700	327,991
FUJIFILM Holdings Corp.	7,000	313,843
Fujitsu Ltd.	4,000	269,817

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hakuhodo DY Holdings Inc.	6,900	$105,806
Hitachi Ltd.	13,600	407,438
Honda Motor Co. Ltd.	26,200	742,082
Hoya Corp.	7,000	427,911
Hulic Co. Ltd.	13,700	125,899
Idemitsu Kosan Co. Ltd.	900	31,935
Iida Group Holdings Co. Ltd.	7,000	127,902
Inpex Corp.	20,400	198,466
ITOCHU Corp.	26,200	470,244
Japan Airlines Co. Ltd.	1,900	69,381
Japan Exchange Group Inc.	13,700	241,830
Japan Post Holdings Co. Ltd.	27,200	331,082
Japan Retail Fund Investment Corp.	137	276,166
Japan Tobacco Inc.	20,400	519,163
JFE Holdings Inc.	13,700	238,938
JTEKT Corp.	7,000	86,777
JXTG Holdings Inc.	59,700	279,247
Kansai Electric Power Co. Inc. (The)	17,300	258,832
Kao Corp.	6,800	514,581
KDDI Corp.	26,200	632,759
Keyence Corp.	2,000	1,166,547
Kikkoman Corp.	2,300	114,463
Kirin Holdings Co. Ltd.	13,700	306,318
Kobe Steel Ltd.	7,000	55,399
Komatsu Ltd.	18,100	444,045
Konami Holdings Corp.	2,900	119,704
Konica Minolta Inc.	15,700	152,318
Kose Corp.	200	32,375
Kubota Corp.	20,400	275,341
Kuraray Co. Ltd.	8,000	107,366
Kyocera Corp.	7,000	386,157
Kyushu Electric Power Co. Inc.	13,700	162,943
M3 Inc.	7,200	119,396
Marubeni Corp.	39,600	282,700
Marui Group Co. Ltd.	7,000	123,185
Mazda Motor Corp.	13,700	160,912
MEIJI Holdings Co. Ltd.	1,500	118,847
MINEBEA MITSUMI Inc.	13,800	221,405
Mitsubishi Chemical Holdings Corp.	32,800	242,170
Mitsubishi Corp.	20,400	575,239
Mitsubishi Electric Corp.	37,100	464,583
Mitsubishi Estate Co. Ltd.	21,400	367,752
Mitsubishi Heavy Industries Ltd.	7,000	284,917
Mitsubishi Motors Corp.	20,500	115,096
Mitsubishi UFJ Financial Group Inc.	194,400	1,007,101
Mitsubishi UFJ Lease & Finance Co. Ltd.	25,900	131,920
Mitsui & Co. Ltd.	27,200	427,596
Mitsui Fudosan Co. Ltd.	20,500	485,706
Mizuho Financial Group Inc.	441,000	694,064
MS&AD Insurance Group Holdings Inc.	8,600	258,263
Murata Manufacturing Co. Ltd.	2,700	420,207
Nagoya Railroad Co. Ltd.	7,000	192,733
NEC Corp.	3,000	100,117
Nexon Co. Ltd.(a)	9,500	150,795
Nidec Corp.	4,700	568,923
Nikon Corp.	6,900	104,504
Nintendo Co. Ltd.	1,600	437,513
Nippon Paint Holdings Co. Ltd.	4,900	188,394
Nippon Steel & Sumitomo Metal Corp.	13,747	247,414
Nippon Telegraph & Telephone Corp.	13,700	590,852

Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.	46,300	$400,280
Nitori Holdings Co. Ltd.	900	112,257
Nitto Denko Corp.	3,700	197,497
Nomura Holdings Inc.	92,600	358,189
Nomura Real Estate Master Fund Inc.	137	187,803
NTT DOCOMO Inc.	19,400	451,627
Olympus Corp.	7,000	309,693
Omron Corp.	200	8,633
Oriental Land Co. Ltd./Japan	2,400	263,672
ORIX Corp.	20,400	295,408
Otsuka Holdings Co. Ltd.	7,000	291,897
Pan Pacific International Holdings Corp.	1,700	101,401
Panasonic Corp.	46,100	424,474
Rakuten Inc.	13,600	107,021
Recruit Holdings Co. Ltd.	20,400	570,658
Renesas Electronics Corp.(a)	20,600	120,654
Resona Holdings Inc.	53,100	240,076
Ricoh Co. Ltd.	9,600	97,449
Secom Co. Ltd.	4,300	371,595
Sekisui House Ltd.	20,500	308,181
Seven & i Holdings Co. Ltd.	13,700	602,298
Seven Bank Ltd.	31,200	91,089
Shin-Etsu Chemical Co. Ltd.	6,800	566,320
Shionogi & Co. Ltd.	7,000	447,467
Shiseido Co. Ltd.	6,800	448,854
SMC Corp./Japan	600	208,857
Softbank Corp.(a)	26,600	332,142
SoftBank Group Corp.	13,600	1,255,911
Sompo Holdings Inc.	7,000	261,400
Sony Corp.	20,400	978,767
Subaru Corp.	13,800	350,393
Sumitomo Chemical Co. Ltd.	39,500	195,868
Sumitomo Corp.	20,400	293,300
Sumitomo Electric Industries Ltd.	20,400	283,863
Sumitomo Metal Mining Co. Ltd.	900	26,389
Sumitomo Mitsui Financial Group Inc.	20,400	722,393
Sumitomo Mitsui Trust Holdings Inc.	7,000	265,298
Sumitomo Realty & Development Co. Ltd.	11,800	441,387
Suzuki Motor Corp.	7,000	358,489
Sysmex Corp.	4,000	240,711
T&D Holdings Inc.	13,700	164,481
Takeda Pharmaceutical Co. Ltd.	24,526	984,609
TDK Corp.	1,900	148,491
Terumo Corp.	7,000	428,854
Tohoku Electric Power Co. Inc.	13,700	179,680
Tokio Marine Holdings Inc.	13,700	667,770
Tokyo Electric Power Co. Holdings Inc.(a)	26,100	162,715
Tokyo Electron Ltd.	1,700	231,360
Tokyo Gas Co. Ltd.	6,900	189,979
Tokyu Fudosan Holdings Corp.	26,200	144,745
Toray Industries Inc.	27,200	189,486
Toshiba Corp.	9,800	307,240
Tosoh Corp.	13,800	203,678
Toyota Motor Corp.	34,000	2,045,437
Unicharm Corp.	7,000	222,916
USS Co. Ltd.	13,800	251,405
Yahoo Japan Corp.	65,800	176,144
Yakult Honsha Co. Ltd.	500	33,552
Yamada Denki Co. Ltd.	26,200	126,622
Yamaha Corp.	4,800	236,292

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamaha Motor Co. Ltd.	7,700	$156,117
Yamato Holdings Co. Ltd.	7,000	182,294
Yaskawa Electric Corp.	2,400	68,236
Yokogawa Electric Corp.	7,000	134,819

		49,191,028

Netherlands — 1.2%
Aegon NV	27,830	149,831
AerCap Holdings NV(a)	2,875	129,778
Akzo Nobel NV	3,576	324,660
ArcelorMittal	11,124	255,998
ASML Holding NV	5,820	1,067,780
Heineken Holding NV	2,272	220,035
Heineken NV	3,545	357,651
ING Groep NV	55,392	733,687
Koninklijke Ahold Delhaize NV	20,292	523,940
Koninklijke DSM NV	3,278	352,363
Koninklijke KPN NV	61,550	190,076
Koninklijke Philips NV	14,865	592,437
NN Group NV	4,352	189,800
NXP Semiconductors NV	5,214	476,143
Randstad NV	2,287	122,268
Unilever NV, CVA	22,192	1,201,970
Wolters Kluwer NV	5,811	383,653

		7,272,070

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)(b)	14,218	138,657
Fletcher Building Ltd.(a)	26,045	86,796
Spark New Zealand Ltd.	54,845	139,416

		364,869

Norway —0.2%
DNB ASA	16,592	318,390
Equinor ASA	17,591	395,913
Norsk Hydro ASA	25,820	107,070
Orkla ASA	19,078	150,500
Telenor ASA	11,859	231,521
Yara International ASA	4,014	169,129

		1,372,523

Portugal — 0.1%
EDP — Energias de Portugal SA	49,882	183,182
Galp Energia SGPS SA	10,160	166,944

		350,126

Singapore — 0.4%
Ascendas REIT	114,565	237,405
CapitaLand Ltd.	93,200	235,897
CapitaLand Mall Trust	82,900	147,247
DBS Group Holdings Ltd.	24,900	457,753
Genting Singapore Ltd.	153,500	115,875
Keppel Corp. Ltd.	40,800	186,004
Oversea-Chinese Banking Corp. Ltd.	43,800	358,517
Singapore Press Holdings Ltd.	3,700	6,736
Singapore Telecommunications Ltd.	133,400	298,156
United Overseas Bank Ltd.	25,300	468,477
Venture Corp. Ltd.	7,000	92,214

		2,604,281

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	5,266	233,740
Aena SME SA(c)	1,401	250,306
Amadeus IT Group SA	7,425	559,711

Security	Shares	Value

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	99,291	$618,905
Banco de Sabadell SA	113,407	129,330
Banco Santander SA	236,858	1,158,676
Bankia SA	27,748	84,837
Bankinter SA	18,008	148,092
CaixaBank SA	56,533	201,877
Enagas SA	2,268	64,693
Endesa SA	5,055	127,498
Ferrovial SA	9,724	224,333
Grifols SA	5,106	132,913
Iberdrola SA	88,838	743,728
Industria de Diseno Textil SA	16,670	503,786
International Consolidated Airlines Group SA	131	1,038
Naturgy Energy Group SA	6,632	180,263
Red Electrica Corp. SA	5,764	124,706
Repsol SA	20,673	356,048
Telefonica SA	66,193	572,013

		6,416,493

Sweden — 0.8%
Alfa Laval AB	6,219	136,094
Assa Abloy AB, Class B	16,190	335,088
Atlas Copco AB, Class A	8,759	237,462
Atlas Copco AB, Class B	7,492	188,138
Boliden AB	5,342	146,272
Electrolux AB, Series B	4,544	118,982
Epiroc AB, Class A(a)	8,759	87,991
Epiroc AB, Class B(a)	7,492	70,434
Essity AB, Class B	9,362	261,366
Hennes & Mauritz AB, Class B	13,601	205,959
Hexagon AB, Class B	4,745	249,723
Investor AB, Class B	6,688	298,872
Kinnevik AB, Class B	5,849	148,273
Lundin Petroleum AB	5,013	164,010
Millicom International Cellular SA, SDR(a)	1,878	113,119
Sandvik AB	20,812	342,143
Skandinaviska Enskilda Banken AB, Class A	21,136	215,282
Skanska AB, Class B	6,755	121,918
SKF AB, Class B	6,688	112,630
Svenska Handelsbanken AB, Class A	21,471	245,049
Swedbank AB, Class A	11,956	219,803
Swedish Match AB	3,128	146,730
Telefonaktiebolaget LM Ericsson, Class B	46,493	425,809
Telia Co. AB	35,887	155,861
Volvo AB, Class B	23,425	345,131

		5,092,139

Switzerland — 3.0%
ABB Ltd., Registered	28,835	572,098
Adecco Group AG, Registered	2,808	146,178
Baloise Holding AG, Registered	1,535	251,159
Cie. Financiere Richemont SA, Registered	7,961	610,860
Coca-Cola HBC AG(a)	3,656	123,322
Credit Suisse Group AG, Registered	39,005	483,354
Geberit AG, Registered	798	319,136
Givaudan SA, Registered	137	343,394
Julius Baer Group Ltd.	4,953	216,725
Kuehne + Nagel International AG, Registered	1,843	240,966
LafargeHolcim Ltd., Registered	8,176	405,435
Lonza Group AG, Registered	1,270	353,769
Nestle SA, Registered	45,156	4,095,860

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Novartis AG, Registered	31,844	$2,910,136
Partners Group Holding AG	462	334,836
Roche Holding AG, NVS	10,436	2,904,942
Schindler Holding AG, Participation Certificates, NVS	798	180,716
Schindler Holding AG, Registered	798	177,351
SGS SA, Registered	68	173,720
Sonova Holding AG, Registered	1,060	198,604
Swatch Group AG (The), Bearer	732	217,131
Swiss Life Holding AG, Registered	731	319,198
Swiss Prime Site AG, Registered	3,419	289,150
Swiss Re AG	4,014	398,177
Swisscom AG, Registered	444	205,955
Temenos AG, Registered	1,202	174,593
UBS Group AG, Registered	65,666	837,139
Zurich Insurance Group AG	2,137	707,900

		18,191,804

United Kingdom — 5.7%
3i Group PLC	17,494	220,076
Admiral Group PLC	4,218	122,418
Anglo American PLC	18,127	483,058
Antofagasta PLC	10,434	130,012
Aptiv PLC	3,965	329,531
Ashtead Group PLC	8,117	216,252
Associated British Foods PLC	6,085	181,541
AstraZeneca PLC	18,735	1,529,804
Auto Trader Group PLC(c)	24,687	156,202
Aviva PLC	58,803	331,001
BAE Systems PLC	49,846	308,959
Barclays PLC	254,756	556,258
BP PLC	280,500	1,993,810
British American Tobacco PLC	34,055	1,249,506
British Land Co. PLC (The)	14,247	114,496
BT Group PLC	122,966	351,157
Bunzl PLC	7,827	247,046
Burberry Group PLC	7,157	179,871
Capri Holdings Ltd.(a)	2,339	106,658
Carnival PLC	4,014	225,093
Compass Group PLC	23,105	511,687
Croda International PLC	3,232	206,819
Diageo PLC	35,791	1,386,990
Experian PLC	15,788	412,328
Ferguson PLC	3,622	251,528
G4S PLC	32,648	91,149
GlaxoSmithKline PLC	72,386	1,441,706
Glencore PLC	180,841	731,111
Hammerson PLC	13,912	70,631
HSBC Holdings PLC	292,469	2,384,261
Imperial Brands PLC	13,786	460,344
Informa PLC	20,271	190,139
InterContinental Hotels Group PLC	3,538	212,212
Intertek Group PLC	4,014	271,543
Investec PLC	14,783	96,899
ITV PLC	71,551	124,768
J Sainsbury PLC	35,973	109,571
Johnson Matthey PLC	3,480	143,167
Kingfisher PLC	34,518	111,154
Land Securities Group PLC	11,600	138,801
Legal & General Group PLC	83,825	312,857
Lloyds Banking Group PLC	1,063,285	898,631
London Stock Exchange Group PLC	6,022	361,005

Security	Shares	Value

United Kingdom (continued)
Marks & Spencer Group PLC	29,920	$108,645
Meggitt PLC	17,390	124,719
Melrose Industries PLC	88,083	203,740
Micro Focus International PLC	6,892	171,561
National Grid PLC	46,550	524,987
Next PLC	2,473	167,361
NMC Health PLC	2,414	86,822
Pearson PLC	12,840	144,484
Prudential PLC	37,862	800,728
Reckitt Benckiser Group PLC	10,035	769,754
RELX PLC	34,301	788,835
Rio Tinto PLC	19,620	1,131,547
Rolls-Royce Holdings PLC	27,361	347,552
Royal Bank of Scotland Group PLC	68,817	243,205
Royal Dutch Shell PLC, Class A	61,848	1,932,794
Royal Dutch Shell PLC, Class B	58,023	1,824,836
RSA Insurance Group PLC	21,025	142,903
Sage Group PLC (The)	22,275	195,841
Segro PLC	25,050	220,239
Severn Trent PLC	5,750	154,415
Smith & Nephew PLC	13,979	267,095
Smiths Group PLC	9,161	174,307
SSE PLC	16,594	262,322
Standard Chartered PLC	49,375	395,093
Taylor Wimpey PLC	87,402	210,884
Tesco PLC	149,134	448,301
Unilever PLC	18,931	1,009,220
United Utilities Group PLC	13,845	154,725
Vodafone Group PLC	394,333	704,302
Weir Group PLC (The)	4,812	104,967
Whitbread PLC	3,076	198,555
WPP PLC	20,630	226,599

		34,193,388

United States — 61.4%
3M Co	8,500	1,762,815
Abbott Laboratories	25,282	1,962,389
AbbVie Inc.	22,807	1,807,227
ABIOMED Inc.(a)	731	244,519
Accenture PLC, Class A	9,550	1,541,179
Activision Blizzard Inc.	10,703	451,024
Acuity Brands Inc.	667	86,790
Adobe Inc.(a)	7,425	1,949,062
Advance Auto Parts Inc.	1,198	193,812
Advanced Micro Devices Inc.(a)	14,828	348,903
AES Corp./VA	9,831	169,388
Affiliated Managers Group Inc.	1,066	116,844
Aflac Inc.	11,372	558,820
Agilent Technologies Inc.	5,131	407,607
AGNC Investment Corp.	8,682	153,237
Air Products & Chemicals Inc.	3,212	581,950
Akamai Technologies Inc.(a)	2,875	200,272
Albemarle Corp.	2,005	183,036
Alexion Pharmaceuticals Inc.(a)	3,478	470,678
Align Technology Inc.(a)	1,225	317,238
Alkermes PLC(a)	3,553	118,208
Alleghany Corp.	297	190,959
Allergan PLC	5,219	718,708
Alliance Data Systems Corp.	865	149,645
Alliant Energy Corp.	7,260	333,016
Allstate Corp. (The)	5,214	492,097

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Alnylam Pharmaceuticals Inc.(a)(b)	1,724	$146,540
Alphabet Inc., Class A(a)	4,488	5,055,956
Alphabet Inc., Class C, NVS(a)	4,680	5,241,226
Altria Group Inc.	28,110	1,473,245
Amazon.com Inc.(a)	6,194	10,157,107
Ameren Corp.	4,410	314,168
American Airlines Group Inc.	2,071	73,790
American Electric Power Co. Inc.	7,090	575,353
American Express Co.	10,903	1,174,689
American International Group Inc.	13,330	575,856
American Tower Corp.	6,418	1,130,531
American Water Works Co. Inc.	3,062	311,160
Ameriprise Financial Inc.	2,205	290,244
AmerisourceBergen Corp.	2,540	211,582
AMETEK Inc.	4,477	356,280
Amgen Inc.	9,129	1,735,240
Amphenol Corp., Class A	5,214	489,960
Anadarko Petroleum Corp.	8,095	352,132
Analog Devices Inc.	5,738	613,736
Annaly Capital Management Inc.	17,457	176,839
ANSYS Inc.(a)	1,737	307,901
Anthem Inc.	3,880	1,166,832
Aon PLC	3,700	634,661
Apache Corp.	6,296	208,901
Apple Inc.	71,278	12,341,786
Applied Materials Inc.	15,939	611,101
Arch Capital Group Ltd.(a)	7,425	242,575
Archer-Daniels-Midland Co.	9,100	386,750
Arconic Inc.	7,222	133,535
Arista Networks Inc.(a)	885	252,446
Arrow Electronics Inc.(a)	2,004	159,719
Arthur J Gallagher & Co.	2,771	222,456
Assurant Inc.	1,334	137,389
AT&T Inc.	107,697	3,351,531
Autodesk Inc.(a)	3,344	545,105
Autoliv Inc.	1,468	120,097
Automatic Data Processing Inc.	6,621	1,013,212
AutoZone Inc.(a)	395	370,893
AvalonBay Communities Inc.	2,004	390,039
Avery Dennison Corp.	2,138	230,990
Ball Corp.	5,338	292,416
Bank of America Corp.	141,964	4,128,313
Bank of New York Mellon Corp. (The)	15,319	803,941
Baxter International Inc.	7,487	559,503
BB&T Corp.	11,713	597,012
Becton Dickinson and Co.	4,164	1,035,962
Berkshire Hathaway Inc., Class B(a)	19,047	3,834,161
Best Buy Co. Inc.	4,352	299,592
Biogen Inc.(a)	3,074	1,008,303
BioMarin Pharmaceutical Inc.(a)	3,210	299,365
BlackRock Inc.(d)	1,736	769,430
Boeing Co. (The)	8,161	3,590,514
Booking Holdings Inc.(a)	731	1,240,536
BorgWarner Inc.	3,545	143,962
Boston Properties Inc.	2,540	337,033
Boston Scientific Corp.(a)	21,069	845,288
Brighthouse Financial Inc.(a)(b)	2,466	95,484
Bristol-Myers Squibb Co.	25,031	1,293,101
Broadcom Inc.	6,223	1,713,565
Brookfield Property REIT Inc., Class A	5,323	104,437

Security	Shares	Value

United States (continued)
Brown-Forman Corp., Class B, NVS	4,352	$215,380
Bunge Ltd.	2,611	138,592
Cabot Oil & Gas Corp.	8,162	200,948
Cadence Design Systems Inc.(a)	4,564	261,289
Campbell Soup Co.	3,679	132,518
Capital One Financial Corp.	7,425	620,581
Cardinal Health Inc.	4,812	261,484
CarMax Inc.(a)	3,076	191,020
Carnival Corp.	4,611	266,331
Caterpillar Inc.	8,502	1,167,665
Cboe Global Markets Inc.	1,831	175,611
CBRE Group Inc., Class A(a)	5,281	262,783
CBS Corp., Class B, NVS	5,440	273,142
CDK Global Inc.	2,741	159,005
Celanese Corp.	2,607	266,670
Celgene Corp.(a)	10,760	894,371
Centene Corp.(a)	6,286	382,755
CenterPoint Energy Inc.	7,703	232,168
CenturyLink Inc.	16,620	219,218
Cerner Corp.(a)	4,544	254,237
CF Industries Holdings Inc.	3,819	161,162
CH Robinson Worldwide Inc.	2,741	247,732
Charles Schwab Corp. (The)	18,194	837,106
Charter Communications Inc., Class A(a)	2,485	857,101
Chemours Co. (The)	2,815	107,054
Cheniere Energy Inc.(a)	3,746	241,430
Chevron Corp.	28,315	3,385,908
Chipotle Mexican Grill Inc.(a)	396	240,582
Chubb Ltd.	6,297	843,168
Church & Dwight Co. Inc.	4,400	289,520
Cigna Corp.	5,935	1,035,301
Cimarex Energy Co.	1,874	134,759
Cincinnati Financial Corp.	2,540	220,523
Cintas Corp.	1,801	372,087
Cisco Systems Inc.	68,953	3,569,697
CIT Group Inc.	3,136	159,842
Citigroup Inc.	37,135	2,375,897
Citizens Financial Group Inc.	9,128	337,188
Citrix Systems Inc.	2,331	245,920
Clorox Co. (The)	2,273	359,202
CME Group Inc.	5,282	960,849
CMS Energy Corp.	4,736	257,638
Coca-Cola Co. (The)	59,589	2,701,765
Cognex Corp.	3,354	179,104
Cognizant Technology Solutions Corp., Class A	8,960	635,981
Colgate-Palmolive Co.	12,857	846,891
Comcast Corp., Class A	67,836	2,623,218
Comerica Inc.	3,474	302,620
Conagra Brands Inc.	8,378	195,794
Concho Resources Inc.	3,291	362,010
ConocoPhillips	17,658	1,198,095
Consolidated Edison Inc.	4,812	396,749
Constellation Brands Inc., Class A	2,672	451,996
Continental Resources Inc./OK(a)	1,744	77,800
Copart Inc.(a)	3,478	204,054
Corning Inc.	13,480	469,239
CoStar Group Inc.(a)	663	303,342
Costco Wholesale Corp.	6,624	1,448,934
Crown Castle International Corp.	5,951	706,681
Crown Holdings Inc.(a)	3,210	174,271

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CSX Corp.	13,041	$947,689
Cummins Inc.	2,540	391,389
CVS Health Corp.	19,589	1,132,832
Danaher Corp.	8,759	1,112,568
Darden Restaurants Inc.	2,135	239,355
DaVita Inc.(a)	2,339	133,089
Deere & Co.	4,352	713,902
Dell Technologies Inc., Class C(a)(b)	2,448	136,647
Delta Air Lines Inc.	2,560	126,925
DENTSPLY SIRONA Inc.	3,746	156,433
Devon Energy Corp.	8,310	245,228
DexCom Inc.(a)	1,525	212,478
Diamondback Energy Inc.	2,764	284,499
Digital Realty Trust Inc.	3,210	363,115
Discover Financial Services	6,085	435,747
Discovery Inc., Class A(a)(b)	2,272	65,661
Discovery Inc., Class C, NVS(a)	5,901	160,802
DISH Network Corp., Class A(a)	4,224	137,322
Dollar General Corp.	4,206	498,243
Dollar Tree Inc.(a)	3,545	341,490
Dominion Energy Inc.	10,929	809,730
Domino’s Pizza Inc.	732	183,688
Dover Corp.	3,009	272,405
DowDuPont Inc.	33,907	1,804,870
DR Horton Inc.	5,884	228,829
DTE Energy Co.	2,875	355,235
Duke Energy Corp.	10,035	899,738
Duke Realty Corp.	8,296	245,313
DXC Technology Co.	4,599	302,890
Eastman Chemical Co.	2,540	210,033
Eaton Corp. PLC	6,554	522,813
Eaton Vance Corp., NVS	3,082	128,982
eBay Inc.	14,917	554,167
Ecolab Inc.	4,218	712,462
Edison International	4,946	296,216
Edwards Lifesciences Corp.(a)	3,140	531,571
Electronic Arts Inc.(a)	4,745	454,476
Eli Lilly & Co.	14,588	1,842,319
Emerson Electric Co.	9,094	619,756
Entergy Corp.	3,009	280,830
EOG Resources Inc.	8,571	805,674
Equifax Inc.	1,870	204,784
Equinix Inc.	1,200	508,200
Equity Residential	5,482	403,969
Essex Property Trust Inc.	1,133	317,059
Estee Lauder Companies Inc. (The), Class A	3,344	524,807
Everest Re Group Ltd.	773	174,783
Eversource Energy	5,214	363,989
Exelon Corp.	13,242	643,429
Expedia Group Inc.	1,937	238,851
Expeditors International of Washington Inc.	3,880	290,806
Exxon Mobil Corp.	62,817	4,964,427
F5 Networks Inc.(a)	1,401	235,564
Facebook Inc., Class A(a)	36,074	5,824,147
Fastenal Co.	4,611	290,216
Federal Realty Investment Trust	1,468	196,110
FedEx Corp.	3,746	678,026
Fidelity National Financial Inc.	4,544	159,449
Fidelity National Information Services Inc.	4,608	498,355
Fifth Third Bancorp.	13,108	361,519

Security	Shares	Value

United States (continued)
First Data Corp., Class A(a)	8,433	$212,006
First Republic Bank/CA(b)	2,942	308,851
FirstEnergy Corp.	7,432	302,854
Fiserv Inc.(a)(b)	5,448	461,391
FleetCor Technologies Inc.(a)	1,402	327,059
Flex Ltd.(a)	9,873	104,061
FLIR Systems Inc.	2,936	151,057
Flowserve Corp.	3,009	133,630
Fluor Corp.	2,875	108,100
FMC Corp.	2,473	221,333
Ford Motor Co.	55,305	485,025
Fortinet Inc.(a)	2,373	205,953
Fortive Corp.	4,905	400,101
Franklin Resources Inc.	5,817	189,692
Freeport-McMoRan Inc.	22,119	285,335
Gap Inc. (The)	3,947	100,254
Garmin Ltd.	2,539	213,200
Gartner Inc.(a)	1,606	228,534
General Dynamics Corp.	3,947	671,858
General Electric Co.	131,089	1,362,015
General Mills Inc.	9,441	444,954
General Motors Co.	18,931	747,396
Genuine Parts Co.	2,741	298,166
Gilead Sciences Inc.	18,797	1,222,181
Global Payments Inc.	2,875	374,842
Goldman Sachs Group Inc. (The)	5,147	1,012,415
Goodyear Tire & Rubber Co. (The)	5,226	103,370
GrubHub Inc.(a)	1,731	141,215
H&R Block Inc.	3,746	90,466
Halliburton Co.	13,669	419,502
Hanesbrands Inc.	6,085	113,120
Harley-Davidson Inc.	2,741	101,746
Harris Corp.	1,987	327,716
Hartford Financial Services Group Inc. (The)	6,219	306,970
Hasbro Inc.	2,347	199,260
HCA Healthcare Inc.	4,352	605,102
HCP Inc.	8,037	247,298
Helmerich & Payne Inc.	2,076	112,519
Henry Schein Inc.(a)	2,620	155,366
Hershey Co. (The)	2,607	288,543
Hess Corp.	4,693	271,490
Hewlett Packard Enterprise Co.	22,752	372,678
Hilton Worldwide Holdings Inc.	4,016	333,730
HollyFrontier Corp.	3,277	167,782
Hologic Inc.(a)	4,713	222,218
Home Depot Inc. (The)	16,854	3,120,350
Honeywell International Inc.	10,570	1,628,520
Hormel Foods Corp.	5,281	228,984
Host Hotels & Resorts Inc.	10,970	215,122
HP Inc.	26,155	516,038
Humana Inc.	2,272	647,611
Huntington Bancshares Inc./OH	19,730	284,309
IAC/InterActiveCorp.(a)	1,297	276,326
IDEXX Laboratories Inc.(a)	1,332	281,092
IHS Markit Ltd.(a)	6,291	334,492
Illinois Tool Works Inc.	4,879	702,966
Illumina Inc.(a)	2,339	731,569
Incyte Corp.(a)	3,147	271,366
Ingersoll-Rand PLC	4,285	452,325
Intel Corp.	68,053	3,604,087

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Intercontinental Exchange Inc.	8,960	$691,264
International Business Machines Corp.	13,520	1,867,518
International Flavors & Fragrances Inc.	1,535	195,712
International Paper Co.	6,360	291,415
Interpublic Group of Companies Inc. (The)	7,425	170,998
Intuit Inc.	3,880	958,864
Intuitive Surgical Inc.(a)	1,870	1,024,031
IPG Photonics Corp.(a)(b)	801	124,179
IQVIA Holdings Inc.(a)	2,305	322,930
Iron Mountain Inc.	4,569	161,834
Jacobs Engineering Group Inc.(b)	2,674	197,288
Jazz Pharmaceuticals PLC(a)	1,270	177,838
JB Hunt Transport Services Inc.(b)	1,736	186,915
Jefferies Financial Group Inc.	6,688	135,566
JM Smucker Co. (The)	2,071	219,340
Johnson & Johnson	39,625	5,414,360
Johnson Controls International PLC	15,926	561,710
JPMorgan Chase & Co.	49,767	5,193,684
Juniper Networks Inc.	6,420	173,854
Kansas City Southern	2,071	224,993
Kellogg Co.	4,218	237,305
KeyCorp.	18,060	318,940
Keysight Technologies Inc.(a)	2,892	244,114
Kimberly-Clark Corp.	5,482	640,462
Kimco Realty Corp.	7,849	138,064
Kinder Morgan Inc./DE	33,388	639,714
KLA-Tencor Corp.	2,668	308,127
Kohl’s Corp.	3,143	212,247
Kraft Heinz Co. (The)	9,630	319,620
Kroger Co. (The)	12,898	378,298
L3 Technologies Inc.	1,468	310,849
Laboratory Corp. of America Holdings(a)	1,803	267,277
Lam Research Corp.	2,516	443,042
Lamb Weston Holdings Inc.	2,370	164,265
Las Vegas Sands Corp.	5,951	365,570
Leggett & Platt Inc.	4,879	221,604
Lennar Corp., Class A	4,967	238,317
Liberty Global PLC, Class A(a)(b)	4,148	109,300
Liberty Global PLC, Class C, NVS(a)	8,307	210,915
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	5,147	212,108
Liberty Property Trust	3,411	161,443
Lincoln National Corp.	3,746	234,200
LKQ Corp.(a)	5,750	159,275
Lockheed Martin Corp.	3,705	1,146,364
Loews Corp.	5,348	254,672
Lowe’s Companies Inc.	12,176	1,279,576
Lululemon Athletica Inc.(a)	1,734	260,828
LyondellBasell Industries NV, Class A	5,080	434,442
M&T Bank Corp.	2,272	393,192
Macerich Co. (The)	2,886	125,830
Macy’s Inc.	5,493	136,171
ManpowerGroup Inc.	1,334	112,389
Marathon Oil Corp.	13,645	226,507
Marathon Petroleum Corp.	11,715	726,447
Markel Corp.(a)(b)	262	263,279
Marriott International Inc./MD, Class A	5,021	628,981
Marsh & McLennan Companies Inc.	7,359	684,534
Martin Marietta Materials Inc.	1,202	225,736
Marvell Technology Group Ltd.	9,199	183,520
Masco Corp.	6,152	231,069

Security	Shares	Value

United States (continued)
Mastercard Inc., Class A	14,072	$3,162,963
Maxim Integrated Products Inc.	5,013	272,858
McCormick & Co. Inc./MD, NVS	1,993	271,008
McDonald’s Corp.	11,368	2,089,893
McKesson Corp.	3,210	408,184
Medtronic PLC	19,327	1,749,093
MercadoLibre Inc.(a)	665	305,095
Merck & Co. Inc.	39,782	3,233,879
MetLife Inc.	13,382	604,733
MGM Resorts International	9,255	247,571
Microchip Technology Inc.	3,876	336,708
Micron Technology Inc.(a)	17,174	702,073
Microsoft Corp.	107,806	12,077,506
Mohawk Industries Inc.(a)	1,200	163,344
Molson Coors Brewing Co., Class B	3,215	198,237
Mondelez International Inc., Class A	22,616	1,066,571
Monster Beverage Corp.(a)	6,755	431,172
Moody’s Corp.	3,143	544,116
Morgan Stanley	21,471	901,353
Mosaic Co. (The)	5,959	186,338
Motorola Solutions Inc.	2,739	392,006
Mylan NV(a)	8,649	228,247
Nasdaq Inc.	2,339	214,182
National Oilwell Varco Inc.	6,564	184,711
Nektar Therapeutics(a)	3,087	125,147
NetApp Inc.	4,014	261,713
Netflix Inc.(a)	6,623	2,371,696
Newell Brands Inc.	8,722	141,558
Newmont Mining Corp.	8,229	280,773
News Corp., Class A, NVS	7,781	101,309
NextEra Energy Inc.	6,704	1,258,475
Nielsen Holdings PLC	6,232	163,278
NIKE Inc., Class B	18,797	1,611,467
Noble Energy Inc.	8,720	193,148
Nordstrom Inc.	2,339	110,588
Norfolk Southern Corp.	4,352	780,314
Northern Trust Corp.	3,478	324,150
Northrop Grumman Corp.	2,540	736,498
NRG Energy Inc.	5,259	219,195
Nucor Corp.	4,879	295,521
NVIDIA Corp.	8,625	1,330,492
O’Reilly Automotive Inc.(a)	1,269	472,017
Occidental Petroleum Corp.	11,581	766,083
Omnicom Group Inc.	3,813	288,644
ON Semiconductor Corp.(a)(b)	7,291	156,611
ONEOK Inc.	6,295	404,517
Oracle Corp.	41,099	2,142,491
PACCAR Inc.	5,482	371,680
Palo Alto Networks Inc.(a)	1,669	411,025
Parker-Hannifin Corp.	2,406	423,841
Paychex Inc.	5,080	391,262
PayPal Holdings Inc.(a)	16,921	1,659,442
Pentair PLC	3,411	145,104
People’s United Financial Inc.	9,630	171,029
PepsiCo Inc.	21,082	2,437,922
Pfizer Inc.	85,231	3,694,764
Philip Morris International Inc.	23,019	2,001,272
Phillips 66	6,755	650,912
Pinnacle West Capital Corp.	2,269	212,696
Pioneer Natural Resources Co.	2,676	377,182

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Plains GP Holdings LP, Class A	3,356	$77,826
PNC Financial Services Group Inc. (The)	6,286	792,162
PPG Industries Inc.	4,148	464,452
PPL Corp.	10,998	353,806
Principal Financial Group Inc.	4,817	253,567
Procter & Gamble Co. (The)	36,967	3,643,098
Progressive Corp. (The)	8,953	652,674
Prologis Inc.	10,103	707,816
Prudential Financial Inc.	6,353	608,935
Public Service Enterprise Group Inc.	7,889	463,952
Public Storage	2,406	508,845
PulteGroup Inc.	6,018	162,486
PVH Corp.	1,334	153,197
Qorvo Inc.(a)	2,486	174,368
QUALCOMM Inc.	18,544	990,064
Quest Diagnostics Inc.	2,272	196,642
Qurate Retail Inc.(a)	8,028	144,584
Ralph Lauren Corp.	1,066	133,431
Raytheon Co.	4,477	834,960
Realty Income Corp.	4,477	309,629
Red Hat Inc.(a)	2,675	488,455
Regency Centers Corp.	3,411	222,568
Regeneron Pharmaceuticals Inc.(a)	1,200	516,888
Regions Financial Corp.	21,605	354,322
Reinsurance Group of America Inc.	806	116,459
RenaissanceRe Holdings Ltd.	701	103,082
Republic Services Inc.	4,136	324,386
ResMed Inc.	2,690	275,537
Robert Half International Inc.	2,808	191,478
Rockwell Automation Inc.	2,272	405,688
Roper Technologies Inc.	1,803	583,541
Ross Stores Inc.	6,018	570,687
Royal Caribbean Cruises Ltd.	2,540	300,939
S&P Global Inc.	4,218	845,161
salesforce.com Inc.(a)	11,117	1,819,297
SBA Communications Corp.(a)	2,002	361,481
Schlumberger Ltd.	21,053	927,595
Seagate Technology PLC	3,880	180,653
Seattle Genetics Inc.(a)	2,176	161,633
SEI Investments Co.	3,612	190,533
Sempra Energy	4,363	525,480
ServiceNow Inc.(a)	2,740	656,066
Sherwin-Williams Co. (The)	1,267	548,864
Simon Property Group Inc.	4,556	825,365
Sirius XM Holdings Inc.	30,479	180,740
Skyworks Solutions Inc.	2,804	228,975
SL Green Realty Corp.	1,701	154,315
Southern Co. (The)	14,381	714,592
Southwest Airlines Co.	2,272	127,323
Spirit AeroSystems Holdings Inc., Class A	1,949	192,561
Splunk Inc.(a)	2,473	336,031
Sprint Corp.(a)	15,459	98,165
Square Inc., Class A(a)	5,034	408,962
SS&C Technologies Holdings Inc.	4,031	248,229
Stanley Black & Decker Inc.	2,540	336,372
Starbucks Corp.	19,047	1,338,242
State Street Corp.	5,689	408,868
Stryker Corp.	4,812	907,110
SunTrust Banks Inc.	7,291	472,967
SVB Financial Group(a)	865	213,793

Security	Shares	Value

United States (continued)
Symantec Corp.	10,185	$229,061
Synchrony Financial	10,706	349,123
Synopsys Inc.(a)	3,746	380,893
Sysco Corp.	8,028	542,291
T-Mobile U.S. Inc.(a)	4,946	357,151
T Rowe Price Group Inc.	3,752	376,813
Take-Two Interactive Software Inc.(a)	1,928	168,237
Tapestry Inc.	4,544	158,767
Targa Resources Corp.	5,020	202,005
Target Corp.	7,894	573,420
TD Ameritrade Holding Corp.	4,352	245,148
TE Connectivity Ltd.	5,281	433,517
TechnipFMC PLC	10,067	224,393
Teleflex Inc.	717	207,815
Tesla Inc.(a)(b)	1,936	619,288
Texas Instruments Inc.	13,716	1,450,878
Textron Inc.	4,879	264,930
Thermo Fisher Scientific Inc.	5,953	1,545,220
Tiffany & Co.	1,803	171,357
TJX Companies Inc. (The)	18,463	946,967
Torchmark Corp.	2,893	238,846
Total System Services Inc.	3,344	315,674
Tractor Supply Co.	2,272	216,635
TransDigm Group Inc.(a)	797	345,970
TransUnion	3,013	194,519
Travelers Companies Inc. (The)	3,382	449,502
Trimble Inc.(a)	4,812	192,528
TripAdvisor Inc.(a)	2,138	113,677
Twenty-First Century Fox Inc., Class A, NVS	21,412	1,079,807
Twenty-First Century Fox Inc., Class B	4,541	227,777
Twitter Inc.(a)	10,912	335,871
Tyson Foods Inc., Class A	4,812	296,708
U.S. Bancorp.	23,615	1,220,659
UDR Inc.	5,281	234,582
Ulta Salon Cosmetics & Fragrance Inc.(a)	999	312,178
Under Armour Inc., Class A(a)	3,009	67,853
Under Armour Inc., Class C, NVS(a)	3,021	60,662
Union Pacific Corp.	11,504	1,929,221
United Parcel Service Inc., Class B	10,230	1,127,346
United Rentals Inc.(a)	1,468	197,578
United Technologies Corp.	12,022	1,510,805
UnitedHealth Group Inc.	13,981	3,386,478
Universal Health Services Inc., Class B	1,468	203,802
Unum Group	3,947	147,460
Valero Energy Corp.	6,822	556,402
Varian Medical Systems Inc.(a)	1,599	214,842
Veeva Systems Inc., Class A(a)	2,201	259,520
Ventas Inc.	5,492	344,623
VEREIT Inc.	24,553	195,687
VeriSign Inc.(a)	2,138	380,650
Verisk Analytics Inc.(a)	2,741	346,545
Verizon Communications Inc.	60,678	3,453,792
Vertex Pharmaceuticals Inc.(a)	4,014	757,642
VF Corp.	5,080	443,789
Visa Inc., Class A	25,491	3,775,727
VMware Inc., Class A	1,131	194,317
Vornado Realty Trust	2,808	189,006
Vulcan Materials Co.	2,339	260,705
Wabtec Corp.	2,036	149,157
Walmart Inc.	22,015	2,179,265

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Walgreens Boots Alliance Inc.	12,706	$904,540
Walt Disney Co. (The)	21,873	2,468,149
Waste Management Inc.	6,487	656,809
Waters Corp.(a)	1,331	322,395
WEC Energy Group Inc.	5,009	382,087
WellCare Health Plans Inc.(a)	763	193,482
Wells Fargo & Co.	67,693	3,377,204
Welltower Inc.	5,687	422,601
Western Digital Corp.	4,499	226,300
Western Union Co. (The)	9,027	161,312
Westrock Co.	4,899	183,125
Weyerhaeuser Co.	11,640	289,720
Whirlpool Corp.	1,267	179,293
Williams Companies Inc. (The)	18,678	498,516
Willis Towers Watson PLC	1,937	333,203
Workday Inc., Class A(a)	2,276	450,489
Worldpay Inc., Class A(a)	4,393	420,849
WR Berkley Corp.	2,947	246,546
WW Grainger Inc.	789	240,464
Wynn Resorts Ltd.	1,668	211,069
Xcel Energy Inc.	7,760	425,714
Xerox Corp.	3,457	106,821
Xilinx Inc.	3,539	443,437
Xylem Inc./NY	3,009	227,330
Yum! Brands Inc.	4,874	460,593
Zillow Group Inc., Class C, NVS(a)	2,526	105,587
Zimmer Biomet Holdings Inc.	3,079	382,165
Zoetis Inc.	7,693	724,911

		365,790,516

Total Common Stocks — 99.3% (Cost: $569,125,310)		591,847,242

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	3,215	321,575

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	2,879	$192,175
Sartorius AG, Preference Shares, NVS	731	116,035
Volkswagen AG, Preference Shares, NVS	3,210	551,574

		1,181,359

Total Preferred Stocks — 0.2% (Cost: $1,339,641)		1,181,359

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	4,273,033	4,274,742
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	491,914	491,914

		4,766,656

Total Short-Term Investments — 0.8% (Cost: $4,765,437)		4,766,656

Total Investments in Securities — 100.3% (Cost: $575,230,388)		597,795,257

Other Assets, Less Liabilities — (0.3)%		(2,061,983)

Net Assets — 100.0%		$595,733,274

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,240,465	—	(967,432	)(b)	4,273,033	$4,274,742	$23,990	(c)	$1,026	$153
BlackRock Cash Funds: Treasury, SL Agency Shares	1,226,612	—	(734,698	)(b)	491,914	491,914	14,036		—	—
BlackRock Inc.	1,586	850	(700)		1,736	769,430	10,085		49,933	(79,626)
PNC Financial Services Group Inc. (The) (d)	5,734	3,128	(2,576)		6,286	N/A	12,730		86,836	(236,888)

						$5,536,086	$60,841		$137,795	$(316,361)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	As of period end, the entity is no longer an affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	14	03/15/19	$526	$14,224
FTSE 100 Index	3	03/15/19	282	2,371
S&P 500 E-Mini Index	11	03/15/19	1,532	85,902
TOPIX Index	2	03/07/19	288	(1,826)

				$100,671

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$102,497

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$1,826

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(200,661)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$49,255

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,238,715

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI World ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$591,847,242	$—	$—	$591,847,242
Preferred Stocks	1,181,359	—	—	1,181,359
Money Market Funds	4,766,656	—	—	4,766,656

	$597,795,257	$—	$—	$597,795,257

Derivative financial instruments(a)
Assets
Futures Contracts	$102,497	$—	$—	$102,497
Liabilities
Futures Contracts	(1,826)	—	—	(1,826)

	$100,671	$—	$—	$100,671

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$498,131,930	$592,259,171
Affiliated(c)	2,190,595	5,536,086
Cash	215,297	—
Foreign currency, at value(d)	726,463	830,232
Cash pledged:
Futures contracts	—	74,000
Foreign currency pledged:
Futures contracts(e)	—	55,100
Receivables:
Investments sold	8,242,769	2,363,547
Securities lending income — Affiliated	366	2,921
Variation margin on futures contracts	—	3,100
Dividends	159,188	1,368,396
Tax reclaims	—	225,683

Total assets	509,666,608	602,718,236

LIABILITIES
Collateral on securities loaned, at value	2,188,958	4,273,458
Deferred foreign capital gain tax	78,790	—
Payables:
Investments purchased	9,543,809	2,566,978
Variation margin on futures contracts	—	8,309
Bank borrowings	580,054	—
Capital shares redeemed	—	15,903
Investment advisory fees	304,000	120,314
Foreign taxes	5,560	—

Total liabilities	12,701,171	6,984,962

NET ASSETS	$496,965,437	$595,733,274

NET ASSETS CONSIST OF:
Paid-in capital	$609,723,636	$522,298,189
Accumulated earnings (loss)	(112,758,199)	73,435,085

NET ASSETS	$496,965,437	$595,733,274

Shares outstanding	17,650,000	6,800,000

Net asset value	$28.16	$87.61

Shares authorized	500 million	500 million

Par value	$0.001	$0.001

(a) Securities loaned, at value	$2,077,572	$4,146,507
(b) Investments, at cost — Unaffiliated	$451,777,801	$569,774,096
(c) Investments, at cost — Affiliated	$2,190,250	$5,456,292
(d) Foreign currency, at cost	$726,637	$830,937
(e) Foreign currency collateral pledged, at cost	$—	$54,674

See notes to financial statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,906,794	$6,578,453
Dividends — Affiliated	4,233	36,851
Interest— Unaffiliated	—	113
Securities lending income — Affiliated — net	5,879	23,990
Foreign taxes withheld	(274,742)	(209,002)

Total investment income	5,642,164	6,430,405

EXPENSES
Investment advisory fees	1,937,604	703,515
Commitment fees	4,302	—
Interest expense	5,639	—

Total expenses	1,947,545	703,515

Net investment income	3,694,619	5,726,890

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(7,558,743)	(2,196,105)
Investments —Affiliated	627	1,026
In-kind redemptions — Unaffiliated	544,197	56,212,089
In-kind redemptions — Affiliated	—	136,769
Futures contracts	—	(200,661)
Forward foreign currency exchange contracts	171	—
Foreign currency transactions	(173,506)	(12,548)

Net realized gain (loss)	(7,187,254)	53,940,570

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	5,750,857	(61,853,363)
Investments —Affiliated	32	(316,361)
Futures contracts	—	49,255
Forward foreign currency exchange contracts	2	—
Foreign currency translations	3,468	(3,259)

Net change in unrealized appreciation (depreciation)	5,754,359	(62,123,728)

Net realized and unrealized loss	(1,432,895)	(8,183,158)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,261,724	$(2,456,268)

(a) Net of foreign capital gain tax of	$38,266	$—
(b) Net of deferred foreign capital gain tax of	$72,611	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Changes in Net Assets

	iShares MSCI Frontier 100 ETF		iShares MSCI World ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,694,619	$18,028,411	$5,726,890	$11,438,335
Net realized gain (loss)	(7,187,254)	(20,691,002)	53,940,570	14,728,753
Net change in unrealized appreciation (depreciation)	5,754,359	(22,992,487)	(62,123,728)	42,000,038

Net increase (decrease) in net assets resulting from operations	2,261,724	(25,655,078)	(2,456,268)	68,167,126

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,630,265)	(24,308,098)	(6,014,807)	(11,541,113)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(23,111,497)	(54,217,461)	37,961,745	(152,528)

NET ASSETS(a)
Total increase (decrease) in net assets	(26,480,038)	(104,180,637)	29,490,670	56,473,485
Beginning of period	523,445,475	627,626,112	566,242,604	509,769,119

End of period	$496,965,437	$523,445,475	$595,733,274	$566,242,604

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Frontier 100 ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$28.29		$30.62	$24.20	$26.20	$37.79	$30.12

Net investment income(a)	0.21		0.87	0.72	0.76	0.77	1.09
Net realized and unrealized gain (loss)(b)	(0.02)		(1.99)	6.00	(2.17)	(8.78)	7.47

Net increase (decrease) from investment operations	0.19		(1.12)	6.72	(1.41)	(8.01)	8.56

Distributions
From net investment income	(0.32)		(1.21)	(0.30)	(0.59)	(0.76)	(0.89)
From net realized gain	—		—	—	—	(2.82)	—

Total distributions	(0.32)		(1.21)	(0.30)	(0.59)	(3.58)	(0.89)

Net asset value, end of period	$28.16		$28.29	$30.62	$24.20	$26.20	$37.79

Total Return
Based on net asset value	0.71	%(c)	(3.92)%	27.91%	(5.45)%	(21.70)%	28.56%

Ratios to Average Net Assets
Total expenses	0.79	%(d)	0.81%	0.80%	0.79%	0.79%	0.79%

Net investment income	1.51	%(d)	2.69%	2.65%	3.03%	2.43%	3.07%

Supplemental Data
Net assets, end of period (000)	$496,965		$523,445	$627,626	$407,722	$502,993	$799,349

Portfolio turnover rate(e)	7	%(c)	35%	32%	20%	47%	61%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$91.33		$82.22	$72.15	$68.95	$73.36	$61.76

Net investment income(a)	0.82		1.84	1.74	1.62	1.64	1.81
Net realized and unrealized gain (loss)(b)	(3.78)		9.15	9.90	3.16	(4.49)	11.16

Net increase (decrease) from investment operations	(2.96)		10.99	11.64	4.78	(2.85)	12.97

Distributions
From net investment income	(0.76)		(1.88)	(1.57)	(1.58)	(1.56)	(1.37)

Total distributions	(0.76)		(1.88)	(1.57)	(1.58)	(1.56)	(1.37)

Net asset value, end of period	$87.61		$91.33	$82.22	$72.15	$68.95	$73.36

Total Return
Based on net asset value	(3.16	)%(c)	13.46%	16.29%	7.05%	(3.97)%	21.07%

Ratios to Average Net Assets
Total expenses	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%

Net investment income	1.95	%(d)	2.09%	2.25%	2.34%	2.25%	2.57%

Supplemental Data
Net assets, end of period (000)	$595,733		$566,243	$509,769	$288,603	$206,842	$168,728

Portfolio turnover rate(e)	3	%(c)	3%	3%	5%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Frontier 100	Diversified
MSCI World	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI Frontier 100
Credit Suisse Securities (USA) LLC	$523,382	$ 523,382	$—	$—
Goldman Sachs & Co.	186,003	186,003	—	—
Jefferies LLC	19,775	19,775	—	—
JPMorgan Securities LLC	486,406	486,406	—	—
Merrill Lynch, Pierce, Fenner & Smith	836,410	836,410	—	—
National Financial Services LLC	24,885	24,885	—	—
SG Americas Securities LLC	711	711	—	—

	$2,077,572	$ 2,077,572	$—	$—

MSCI World
Barclays Bank PLC	$384,203	$ 384,203	$—	$—
BNP Paribas Prime Brokerage International Ltd.	412,450	412,450	—	—
BNP Paribas Securities Corp.	50,823	50,823	—	—
Citigroup Global Markets Inc.	294,980	294,980	—	—
Goldman Sachs & Co.	440,330	440,330	—	—
HSBC Bank PLC	534,200	534,200	—	—
Jefferies LLC	42,422	42,422	—	—
JPMorgan Securities LLC	664,166	664,166	—	—
Merrill Lynch, Pierce, Fenner & Smith	263,279	263,279	—	—
Morgan Stanley & Co. LLC	372,187	372,187	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	203,042	203,042	—	—
State Street Bank & Trust Company	381,642	381,642	—	—
UBS AG	7,863	7,863	—	—
Wells Fargo Securities LLC	94,920	94,920	—	—

	$4,146,507	$ 4,146,507	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Frontier 100	0.79%
MSCI World	0.24

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Frontier 100	$1,752
MSCI World	5,570

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Frontier 100	$362,078	$383,624
MSCI World	2,180,098	970,883

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Frontier 100	$34,862,280	$54,511,457
MSCI World	25,222,559	17,322,465

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Frontier 100	$849,773	$4,966,789
MSCI World	263,070,901	230,263,168

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Frontier 100	$125,262,256
MSCI World	2,981,594

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Frontier 100	$480,355,588	$99,541,702	$(79,574,765)	$19,966,937
MSCI World	577,374,402	60,035,459	(39,513,933)	20,521,526

9.	LINE OF CREDIT

The iShares MSCI Frontier 100 ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended ended February 28, 2019, the maximum amount borrowed, the average borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Frontier 100	$13,500,000	$498,232	3.05%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
MSCI Frontier 100
Shares sold	150,000	$4,414,270	3,100,000	$105,659,783
Shares redeemed	(1,000,000)	(27,525,767)	(5,100,000)	(159,877,244)

Net decrease	(850,000)	$(23,111,497)	(2,000,000)	$(54,217,461)

MSCI World
Shares sold	3,400,000	$276,795,525	600,000	$53,126,579
Shares redeemed	(2,800,000)	(238,833,780)	(600,000)	(53,279,107)

Net increase (decrease)	600,000	$37,961,745	—	$(152,528)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements  (unaudited) (continued)

event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Frontier 100	$24,308,098
MSCI World	11,541,113

Undistributed net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
MSCI Frontier 100	$1,425,283
MSCI World	1,827,733

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Frontier 100(a)	$0.309640	$—	$0.007558	$0.317198	98%	—%	2%	100%
MSCI World(a)	0.676605	—	0.084763	0.761368	89	—	11	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	37

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	39

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0219

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶  iShares MSCI Global Agriculture Producers ETF | VEGI | NYSE Arca

▶  iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca

▶  iShares MSCI Global Gold Miners ETF | RING | NASDAQ

▶  iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX

▶  iShares MSCI Global Silver Miners ETF | SLVP | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® MSCI Global Agriculture Producers ETF

Investment Objective

The iShares MSCI Global Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.80)%	(2.08)%	3.64%	3.76%	(2.08)%	19.56%	29.82%
Fund Market	(1.87)	(2.85)	3.54	3.71	(2.85)	18.98	29.42
Index	(1.76)	(2.17)	3.58	3.80	(2.17)	19.22	30.26

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$982.00	$1.92		$1,000.00	$1,022.90	$1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Fertilizers & Agricultural Chemicals	33.4%
Agricultural & Farm Machinery	27.7
Agricultural Products	22.2
Packaged Foods & Meats	16.7

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	45.4%
Canada	10.6
Norway	8.1
Japan	6.6
Italy	3.4
Malaysia	3.1
Hong Kong	2.6
India	2.5
Singapore	2.2
Australia	1.9

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® MSCI Global Energy Producers ETF

Investment Objective

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(7.73)%	3.51%	(1.38)%	0.20%	3.51%	(6.70)%	1.43%
Fund Market	(7.98)	3.79	(1.38)	0.20	3.79	(6.73)	1.44
Index	(7.83)	3.20	(1.60)	0.02	3.20	(7.74)	0.12

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$922.70	$1.86		$1,000.00	$1,022.90	$1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Integrated Oil & Gas	62.9%
Oil & Gas Exploration & Production	25.6
Oil & Gas Refining & Marketing	9.8
Coal & Consumable Fuels	1.7

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	46.3%
United Kingdom	17.5
Canada	6.8
France	5.9
Russia	3.8
India	2.7
China	2.5
Brazil	2.2
Australia	2.1
Italy	1.9

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Fund Summary as of February 28, 2019	iShares® MSCI Global Gold Miners ETF

Investment Objective

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	21.32%	2.25%	(3.66)%	(13.00)%	2.25%	(17.03)%	(62.68)%
Fund Market	21.50	1.90	(3.69)	(13.01)	1.90	(17.15)	(62.71)
Index	21.73	2.69	(3.42)	(12.81)	2.69	(15.99)	(62.14)

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,213.20	$2.14		$1,000.00	$1,022.90	$1.96		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY COUNTRY

Country	Percent of Total Investments(a)

Canada	54.3%
United States	14.3
Australia	12.7
South Africa	11.6
Peru	3.0
Russia	1.7
United Kingdom	1.6
Turkey	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Barrick Gold Corp.	16.0%
Newmont Mining Corp.	13.5
Newcrest Mining Ltd.	9.5
Goldcorp Inc.	6.2
Kirkland Lake Gold Ltd.	5.0
AngloGold Ashanti Ltd.	4.7
Agnico Eagle Mines Ltd.	4.5
Kinross Gold Corp.	3.7
Gold Fields Ltd.	3.4
Cia. de Minas Buenaventura SAA	3.0

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® MSCI Global Metals & Mining Producers ETF

Investment Objective

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	2.09%	(9.66)%	(0.36)%	(2.97)%	(9.66)%	(1.81)%	(19.24)%
Fund Market	2.22	(9.29)	(0.59)	(3.02)	(9.29)	(2.92)	(19.50)
Index	2.28	(9.19)	(0.13)	(2.84)	(9.19)	(0.67)	(18.45)

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,020.90	$1.95		$1,000.00	$1,022.90	$1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Diversified Metals & Mining	53.1%
Steel	34.3
Copper	6.8
Aluminum	4.1
Precious Metals & Minerals	1.7

(a)	Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)

Australia	26.4%
United Kingdom	20.1
United States	11.1
Japan	7.0
Brazil	6.6
Canada	4.2
South Korea	3.6
Russia	3.4
Netherlands	2.3
Taiwan	2.0

8	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2019	iShares® MSCI Global Silver Miners ETF

Investment Objective

The iShares MSCI Global Silver Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	9.52%	(5.24)%	(5.58)%	(11.83)%	(5.24)%	(24.94)%	(58.99)%
Fund Market	10.14	(5.51)	(5.62)	(11.79)	(5.51)	(25.11)	(58.87)
Index	9.60	(5.29)	(5.58)	(11.81)	(5.29)	(24.96)	(58.94)

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,095.20	$2.03		$1,000.00	$1,022.90	$1.96		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY COUNTRY

Country	Percent of Total Investments(a)

Canada	61.1%
United States	10.8
United Kingdom	10.6
Peru	9.1
Mexico	5.6
Japan	2.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Wheaton Precious Metals Corp.	23.2%
Cia. de Minas Buenaventura SAA	9.1
Fresnillo PLC	7.8
Industrias Penoles SAB de CV	5.6
SSR Mining Inc.	4.6
Pan American Silver Corp.	4.5
First Majestic Silver Corp.	4.4
Hecla Mining Co.	3.9
Coeur Mining Inc.	3.3
MAG Silver Corp.	3.0

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Australian Agricultural Co. Ltd.(a)	32,613	$22,622
Costa Group Holdings Ltd.	26,082	99,089
Elders Ltd.	10,185	44,926
GrainCorp Ltd., Class A	20,916	145,087
Inghams Group Ltd.	22,638	65,068
Nufarm Ltd./Australia	24,150	90,031
Select Harvests Ltd.	8,841	37,362
Tassal Group Ltd.	16,128	56,339

		560,524

Brazil — 0.4%
Sao Martinho SA	14,700	73,613
SLC Agricola SA	4,200	45,939

		119,552

Canada — 10.6%
Ag Growth International Inc.	1,680	74,497
Nutrien Ltd.	55,818	3,035,872
Rogers Sugar Inc.	8,694	39,542

		3,149,911

China — 1.0%
Beijing Dabeinong Technology Group Co. Ltd., Class A	6,900	4,050
China Agri-Industries Holdings Ltd.	189,200	67,246
China BlueChemical Ltd., Class H	168,000	53,076
China Huishan Dairy Holdings Co. Ltd.(a)(b)	295,050	752
China Modern Dairy Holdings Ltd.(a)	168,000	24,184
COFCO Meat Holdings Ltd.(a)	63,000	17,175
First Tractor Co. Ltd., Class H(a)	42,000	11,396
Henan Shuanghui Investment & Development Co. Ltd., Class A	4,200	15,150
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,400	33,925
Muyuan Foodstuff Co. Ltd., Class A	2,100	14,049
New Hope Liuhe Co. Ltd., Class A	4,200	6,650
Sinofert Holdings Ltd.(a)(c)	210,000	27,287
Tongwei Co. Ltd., Class A	4,200	7,465

		282,405

Finland — 0.1%
Ponsse OYJ	1,029	32,574

France — 0.1%
Vilmorin & Cie SA	617	39,625

Germany — 1.7%
K+S AG, Registered	17,241	328,940
KWS Saat SE	210	66,358
Suedzucker AG(c)	6,552	95,908

		491,206

Hong Kong — 2.6%
Ausnutria Dairy Corp. Ltd.	42,000	52,862
WH Group Ltd.(d)	798,000	708,561

		761,423

India — 2.5%
Bayer CropScience Ltd./India	756	46,192
Chambal Fertilizers and Chemicals Ltd.	9,219	20,499
Coromandel International Ltd.	6,447	40,050
EID Parry India Ltd.	4,914	12,792
Escorts Ltd.	5,523	51,063
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	3,465	12,654
Jain Irrigation Systems Ltd.	25,872	20,679

Security	Shares	Value

India (continued)
Kaveri Seed Co. Ltd.	2,121	$12,150
KRBL Ltd.	4,410	21,825
Monsanto India Ltd.	168	6,014
Rallis India Ltd.	4,431	9,388
Sharda Cropchem Ltd.	1,827	9,250
Tata Global Beverages Ltd.	27,510	74,919
UPL Ltd.	32,466	400,586
Venky’s India Ltd.	336	9,729

		747,790

Indonesia — 1.8%
Charoen Pokphand Indonesia Tbk PT	669,900	347,629
Eagle High Plantations Tbk PT(a)	896,700	10,581
Inti Agri Resources Tbk PT(a)	2,977,800	42,336
Japfa Comfeed Indonesia Tbk PT	426,300	67,881
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	277,200	24,040
Salim Ivomas Pratama Tbk PT	249,900	8,456
Sawit Sumbermas Sarana Tbk PT	321,300	24,895
Tunas Baru Lampung Tbk PT	233,100	13,753

		539,571

Ireland — 0.2%
Origin Enterprises PLC	11,382	70,247

Israel — 1.6%
Israel Chemicals Ltd.	64,113	359,216
Israel Corp. Ltd. (The)	357	100,405

		459,621

Italy — 3.4%
CNH Industrial NV	92,358	1,001,621

Japan — 6.6%
Chubu Shiryo Co. Ltd.	2,100	21,034
Hokuto Corp.	2,100	37,408
Iseki & Co. Ltd.	2,100	30,825
Kubota Corp.	90,300	1,218,790
Kumiai Chemical Industry Co. Ltd.	8,400	54,028
Maruha Nichiro Corp.	4,200	140,164
Mitsui Sugar Co. Ltd.	2,100	54,179
NH Foods Ltd.	8,400	306,737
Sakata Seed Corp.	2,400	81,387
YAMABIKO Corp.	2,100	20,374

		1,964,926

Malaysia — 3.0%
Boustead Plantations Bhd	54,600	10,540
FGV Holdings Bhd(a)	153,300	42,222
Genting Plantations Bhd	23,100	59,646
IOI Corp. Bhd	170,100	187,815
Kuala Lumpur Kepong Bhd	37,800	229,970
QL Resources Bhd	58,805	99,780
Sime Darby Plantation Bhd	218,400	273,906

		903,879

Mexico — 0.2%
Industrias Bachoco SAB de CV, Series B	16,800	65,249

Netherlands — 0.6%
ForFarmers NV	3,276	30,701
OCINV(a)	6,762	160,697

		191,398

Norway — 8.1%
Austevoll Seafood ASA	8,211	99,534

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Bakkafrost P/F	3,738	$191,746
Grieg Seafood ASA	4,683	61,206
Leroy Seafood Group ASA	27,027	203,974
Mowi ASA(a)	39,627	915,282
Norway Royal Salmon ASA	1,219	28,741
Salmar ASA	4,620	221,745
Yara International ASA	16,128	679,549

		2,401,777

Pakistan — 0.5%
Engro Corp. Ltd./Pakistan	25,200	59,332
Engro Fertilizers Ltd.	52,967	28,105
Fauji Fertilizer Bin Qasim Ltd.	31,500	8,850
Fauji Fertilizer Co. Ltd.	44,100	34,115
Millat Tractors Ltd.	2,520	15,043

		145,445

Poland — 0.2%
Grupa Azoty SA	4,116	48,475

Russia — 0.6%
PhosAgro PJSC, GDR(e)	10,437	142,569
Ros Agro PLC, GDR(e)	3,087	38,836

		181,405

Singapore — 2.2%
Bumitama Agri Ltd.	29,400	14,578
China XLX Fertiliser Ltd.	42,000	15,195
First Resources Ltd.(c)	50,400	63,783
Golden Agri-Resources Ltd.	585,900	119,244
Japfa Ltd.	33,600	19,023
Wilmar International Ltd.	174,300	412,789

		644,612

South Africa — 0.3%
Astral Foods Ltd.	3,738	43,335
Oceana Group Ltd.	3,759	19,517
Tongaat Hulett Ltd.	10,038	20,040

		82,892

South Korea — 0.4%
Dongwon Industries Co. Ltd.	126	25,207
Easy Bio Inc.(a)	3,696	20,144
Farmsco	1,512	11,239
Harim Holdings Co. Ltd.	2,982	32,745
Namhae Chemical Corp.(a)	2,058	22,232

		111,567

Sweden — 0.1%
Scandi Standard AB	5,061	35,857

Taiwan — 0.4%
Charoen Pokphand Enterprise	21,000	36,505
Taiwan Fertilizer Co. Ltd.	63,000	92,116

		128,621

Thailand — 1.0%
Charoen Pokphand Foods PCL, NVDR	310,800	258,898
GFPT PCL, NVDR	46,200	21,258
Khon Kaen Sugar Industry PCL, NVDR	153,354	15,378
Thaifoods Group PCL, NVDR	123,900	12,031

		307,565

Turkey — 0.0%
Turk Traktor ve Ziraat Makineleri AS	997	6,508

Security	Shares	Value

United Kingdom — 0.9%
Cranswick PLC	4,620	$151,906
Sirius Minerals PLC(a)(c)	390,747	103,843

		255,749

United States — 45.2%
AGCO Corp.	5,985	404,466
AgroFresh Solutions Inc.(a)(c)	2,541	10,952
American Vanguard Corp.	2,457	46,142
Archer-Daniels-Midland Co.	50,841	2,160,742
Bunge Ltd.	12,810	679,955
Cal-Maine Foods Inc.	2,793	123,171
CF Industries Holdings Inc.	21,000	886,200
Darling Ingredients Inc.(a)	14,994	329,568
Deere & Co.	27,762	4,554,078
FMC Corp.	12,243	1,095,749
Fresh Del Monte Produce Inc.	2,835	78,473
Ingredion Inc.	6,363	588,259
Intrepid Potash Inc.(a)	8,967	34,075
Lindsay Corp.	987	91,268
Mosaic Co. (The)	33,285	1,040,822
Pilgrim’s Pride Corp.(a)	5,649	111,116
Sanderson Farms Inc.	1,869	215,309
Scotts Miracle-Gro Co. (The)	3,780	309,582
Titan International Inc.	4,599	28,790
Toro Co. (The)	9,576	656,722

		13,445,439

Total Common Stocks — 98.2% (Cost: $29,795,976)		29,177,434

Preferred Stocks

Chile — 1.5%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	10,941	455,301

Total Preferred Stocks — 1.5% (Cost: $381,094)		455,301

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	268,324	268,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	13,461	13,461

		281,892

Total Short-Term Investments — 0.9% (Cost: $281,814)		281,892

Total Investments in Securities — 100.6% (Cost: $30,458,884)		29,914,627

Other Assets, Less Liabilities — (0.6)%		(182,632)

Net Assets — 100.0%		$29,731,995

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Agriculture Producers ETF

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	311,298	(42,974)	268,324	$268,431	$7,339	(b)	$46		$13
BlackRock Cash Funds: Treasury, SL Agency Shares	31,148	(17,687)	13,461	13,461	326		—		—

				$281,892	$7,665		$46		$13

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$29,176,682	$—	$752	$29,177,434
Preferred Stocks	455,301	—	—	455,301
Money Market Funds	281,892	—	—	281,892

	$29,913,875	$—	$752	$29,914,627

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.1%
Beach Energy Ltd.	37,128	$54,943
Cooper Energy Ltd.(a)	35,568	13,158
New Hope Corp. Ltd.	6,504	19,434
Oil Search Ltd.	28,680	170,785
Santos Ltd.	37,704	185,626
Senex Energy Ltd.(a)	28,872	8,011
Washington H Soul Pattinson & Co. Ltd.	2,352	49,246
Whitehaven Coal Ltd.	14,400	45,077
Woodside Petroleum Ltd.	19,512	503,216

		1,049,496

Austria — 0.3%
OMV AG	3,072	161,857

Brazil — 1.0%
Dommo Energia SA(a)	21,600	5,126
Petroleo Brasileiro SA	62,400	496,838
QGEP Participacoes SA	2,400	8,460

		510,424

Canada — 6.8%
Advantage Oil & Gas Ltd.(a)(b)	3,912	6,654
ARC Resources Ltd.	7,296	55,066
Athabasca Oil Corp.(a)	9,312	6,717
Baytex Energy Corp.(a)	11,961	21,434
Birchcliff Energy Ltd.	5,424	14,868
Bonterra Energy Corp.	648	3,090
Cameco Corp.	8,328	96,559
Canacol Energy Ltd.(a)	2,568	8,696
Canadian Natural Resources Ltd.	25,536	724,780
Cardinal Energy Ltd.	3,840	6,969
Cenovus Energy Inc.	21,744	199,114
Crescent Point Energy Corp.	11,304	36,478
Encana Corp.	20,088	147,342
Encana Corp.	10,901	79,032
Enerplus Corp.	5,040	44,392
Freehold Royalties Ltd.	2,064	13,995
Husky Energy Inc.	7,512	83,448
Imperial Oil Ltd.	5,904	159,726
Kelt Exploration Ltd.(a)	3,031	12,083
MEG Energy Corp.(a)(b)	5,064	20,764
NexGen Energy Ltd.(a)	7,105	11,653
NuVista Energy Ltd.(a)	4,080	12,980
Obsidian Energy Ltd.(a)	9,120	3,151
Paramount Resources Ltd., Class A(a)(b)	1,200	8,182
Parex Resources Inc.(a)	3,264	50,484
Pengrowth Energy Corp.(a)	9,120	5,401
Peyto Exploration & Development Corp.	3,432	19,779
PrairieSky Royalty Ltd.	4,584	66,724
Seven Generations Energy Ltd., Class A(a)	5,856	42,775
Suncor Energy Inc.	34,008	1,171,301
Surge Energy Inc.	6,528	7,138
Tamarack Valley Energy Ltd.(a)	3,960	8,329
TORC Oil & Gas Ltd.	3,432	12,065
Tourmaline Oil Corp.	5,448	82,609
Ultra Petroleum Corp.(a)(b)	4,368	2,938
Vermilion Energy Inc.	2,966	75,805
Whitecap Resources Inc.	9,192	33,641

		3,356,162

Security	Shares	Value

China — 2.5%
China Coal Energy Co. Ltd., Class H	24,000	$10,426
China Shenhua Energy Co. Ltd., Class H	72,000	177,574
CNOOC Ltd.	384,000	662,356
Inner Mongolia Yitai Coal Co. Ltd., Class B	19,200	23,712
PetroChina Co. Ltd., Class H	452,000	298,846
Yanzhou Coal Mining Co. Ltd., Class H	48,000	47,634

		1,220,548

Colombia — 0.2%
Ecopetrol SA	104,904	106,294

Finland — 0.5%
Neste OYJ	2,712	260,949

France — 5.9%
Esso SA Francaise	72	2,775
Etablissements Maurel et Prom(a)	936	3,784
TOTAL SA	50,880	2,896,275

		2,902,834

Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	1,272	30,996

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	8,160	95,310

India — 2.7%
Bharat Petroleum Corp. Ltd.	15,864	75,287
Coal India Ltd.	16,512	53,000
Gujarat Mineral Development Corp. Ltd.	1,968	2,129
Hindustan Petroleum Corp. Ltd.	12,984	40,772
Indian Oil Corp. Ltd.	38,736	78,751
Oil & Natural Gas Corp. Ltd.	27,672	57,833
Reliance Industries Ltd.	2,328	40,293
Reliance Industries Ltd., GDR(c)	28,680	995,196

		1,343,261

Indonesia — 0.3%
Adaro Energy Tbk PT	297,600	27,713
Bukit Asam Tbk PT	60,000	16,975
Bumi Resources Tbk PT(a)	1,161,600	12,386
Delta Dunia Makmur Tbk PT(a)	108,000	4,376
Indika Energy Tbk PT	33,600	4,670
Medco Energi Internasional Tbk PT(a)	178,666	11,748
Sugih Energy Tbk PT(a)(d)	618,000	2,197
United Tractors Tbk PT	33,600	63,295

		143,360

Israel — 0.1%
Equital Ltd.(a)	353	10,196
Naphtha Israel Petroleum Corp. Ltd.	553	3,660
Oil Refineries Ltd.	44,136	23,437
Paz Oil Co. Ltd.	216	33,028

		70,321

Italy — 1.9%
Eni SpA	53,400	922,193
Saras SpA	12,096	23,966

		946,159

Japan — 1.4%
Cosmo Energy Holdings Co. Ltd.	836	17,603
Idemitsu Kosan Co. Ltd.	2,400	85,160
Inpex Corp.	21,600	210,140
Japan Petroleum Exploration Co. Ltd.	100	2,083
JXTG Holdings Inc.	69,600	325,554

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Showa Shell Sekiyu KK	4,800	$72,009

		712,549

Malaysia — 0.0%
Hengyuan Refining Co. Bhd	2,400	3,529
Hibiscus Petroleum Bhd(a)	21,600	5,418
Petron Malaysia Refining & Marketing Bhd	2,400	3,907

		12,854

New Zealand — 0.0%
New Zealand Refining Co. Ltd. (The)	3,960	5,667

Norway — 1.3%
Aker BP ASA	2,304	78,180
DNO ASA	13,488	28,731
Equinor ASA	24,792	557,983

		664,894

Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	16,800	18,093
Pakistan Oilfields Ltd.	2,911	9,893

		27,986

Philippines — 0.0%
Petron Corp.	91,200	11,762

Poland — 0.4%
Grupa Lotos SA	1,896	47,760
Lubelski Wegiel Bogdanka SA(a)	176	2,399
Polski Koncern Naftowy ORLEN SA	6,288	169,577

		219,736

Portugal — 0.4%
Galp Energia SGPS SA	10,488	172,333

Russia — 3.6%
LUKOIL PJSC	9,000	751,317
LUKOIL PJSC, ADR	1,368	113,818
Novatek PJSC, GDR(e)	1,920	332,736
Rosneft Oil Co. PJSC	8,820	53,378
Rosneft Oil Co. PJSC, GDR(e)	14,688	87,981
Surgutneftegas PJSC	81,600	31,812
Surgutneftegas PJSC, ADR	6,344	24,450
Tatneft PJSC	31,680	373,115

		1,768,607

South Africa — 0.1%
Exxaro Resources Ltd.	5,256	56,713

South Korea — 0.6%
SK Innovation Co. Ltd.	1,368	228,669
S-Oil Corp.	960	85,356

		314,025

Spain — 1.0%
Repsol SA	29,928	515,445

Sweden — 0.3%
Lundin Petroleum AB	3,912	127,989

Thailand — 0.5%
Bangchak Corp. PCL, NVDR	7,200	7,540
Banpu PCL, NVDR	43,200	22,345
Esso Thailand PCL, NVDR	19,200	6,641
IRPC PCL, NVDR	218,400	40,891
PTT Exploration & Production PCL, NVDR	28,831	113,906

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR	24,000	$55,026

		246,349

Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS	2,592	69,732

United Kingdom — 17.4%
BP PLC	422,664	3,004,319
Cairn Energy PLC(a)	12,216	32,984
EnQuest PLC(a)	43,008	11,121
Gulf Keystone Petroleum Ltd.(a)	4,824	14,662
Hurricane Energy PLC(a)	28,488	16,324
Nostrum Oil & Gas PLC(a)	1,992	2,644
Ophir Energy PLC(a)	16,608	12,216
Premier Oil PLC(a)	15,312	15,112
Royal Dutch Shell PLC, Class A	95,016	2,969,317
Royal Dutch Shell PLC, Class B	78,528	2,469,723
Soco International PLC	5,232	4,565
Sound Energy PLC(a)	12,384	3,871
Tullow Oil PLC(a)	29,064	85,241

		8,642,099

United States — 46.0%
Anadarko Petroleum Corp.	10,728	466,668
Antero Resources Corp.(a)	4,368	37,827
Apache Corp.	8,016	265,971
Arch Coal Inc., Class A	408	38,009
Berry Petroleum Corp.	456	5,805
Bonanza Creek Energy Inc.(a)	336	7,718
Cabot Oil & Gas Corp.	9,240	227,489
California Resources Corp.(a)(b)	936	22,136
Callon Petroleum Co.(a)	4,728	36,169
Carrizo Oil & Gas Inc.(a)	2,016	22,136
Centennial Resource Development Inc./DE, Class A(a)(b)	3,456	31,346
Chaparral Energy Inc., Class A(a)(b)	1,080	5,832
Chesapeake Energy Corp.(a)	25,800	76,368
Chevron Corp.	40,248	4,812,856
Cimarex Energy Co.	1,992	143,245
CNX Resources Corp.(a)	3,648	38,669
Concho Resources Inc.	4,200	462,000
ConocoPhillips	24,384	1,654,454
CONSOL Energy Inc.(a)	528	20,038
Continental Resources Inc./OK(a)(b)	1,968	87,793
CVR Energy Inc.	672	27,243
Delek U.S. Holdings Inc.	1,632	57,740
Denbury Resources Inc.(a)	9,288	17,833
Devon Energy Corp.	10,344	305,251
Diamondback Energy Inc.	3,293	338,949
Eclipse Resources Corp.(a)(b)	2,904	3,398
EOG Resources Inc.	12,168	1,143,792
EQT Corp.	5,520	100,022
Extraction Oil & Gas Inc.(a)	1,848	7,762
Exxon Mobil Corp.	88,992	7,033,038
Gran Tierra Energy Inc.(a)(b)	7,752	17,520
Gulfport Energy Corp.(a)	3,288	25,186
Halcon Resources Corp.(a)(b)	2,472	3,708
Hess Corp.	5,688	329,051
HighPoint Resources Corp.(a)(b)	2,568	6,651
HollyFrontier Corp.	3,528	180,634
Jagged Peak Energy Inc.(a)	1,152	10,909
Kosmos Energy Ltd.(a)	5,448	34,867
Laredo Petroleum Inc.(a)	3,312	11,360

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marathon Oil Corp.	17,880	$296,808
Marathon Petroleum Corp.	14,472	897,409
Matador Resources Co.(a)	2,184	40,622
Murphy Oil Corp.	3,432	99,185
Noble Energy Inc.	10,152	224,867
Northern Oil and Gas Inc.(a)	2,208	5,233
Oasis Petroleum Inc.(a)	5,856	32,735
Occidental Petroleum Corp.	16,056	1,062,104
Par Pacific Holdings Inc.(a)	408	6,895
Parsley Energy Inc., Class A(a)	5,376	97,521
PBF Energy Inc., Class A	2,448	76,059
PDC Energy Inc.(a)	1,392	51,601
Peabody Energy Corp.	1,704	52,568
Penn Virginia Corp.(a)(b)	240	12,878
Pioneer Natural Resources Co.	3,576	504,037
QEP Resources Inc.(a)	4,896	37,993
Range Resources Corp.(b)	4,968	53,158
Resolute Energy Corp.(a)	480	14,837
Ring Energy Inc.(a)	1,152	7,108
SandRidge Energy Inc.(a)	336	2,611
SM Energy Co.	2,232	36,471
Southwestern Energy Co.(a)(b)	12,576	53,196
SRC Energy Inc.(a)	5,280	24,288
Talos Energy Inc.(a)(b)	504	11,315
Tellurian Inc.(a)(b)	1,632	16,744
Texas Pacific Land Trust	144	107,081
Valero Energy Corp.	8,952	730,125
W&T Offshore Inc.(a)	1,944	10,128
Whiting Petroleum Corp.(a)	1,884	45,913
WPX Energy Inc.(a)	8,712	107,506

		22,836,439

Total Common Stocks — 97.8% (Cost: $49,771,760)		48,603,150

Preferred Stocks

Brazil — 1.2%
Petroleo Brasileiro SA, Preference Shares, NVS	81,600	588,786

Security	Shares	Value

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	153,600	$93,646

Total Preferred Stocks — 1.4% (Cost: $392,978)		682,432

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	264,542	264,648
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	28,672	28,672

		293,320

Total Short-Term Investments — 0.6% (Cost: $293,217)		293,320

Total Investments in Securities — 99.8% (Cost: $50,457,955)		49,578,902

Other Assets, Less Liabilities — 0.2%		84,982

Net Assets — 100.0%		$49,663,884

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

									Change in
	Shares		Shares						Unrealized
	Held at		Held at	Value at			Net Realized		Appreciation
Affiliated Issuer	08/31/18	Net Activity	02/28/19	02/28/19	Income		Gain (Loss)	(a)	(Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	554,418	(289,876)	264,542	$264,648	$3,344	(b)	$262		$(59)
BlackRock Cash Funds: Treasury, SL Agency Shares	70,523	(41,851)	28,672	28,672	651		—		—

				$293,320	$3,995		$262		$(59)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Energy Producers ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$48,600,953	$—	$2,197	$48,603,150
Preferred Stocks	682,432	—	—	682,432
Money Market Funds	293,320	—	—	293,320

	$49,576,705	$—	$2,197	$49,578,902

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 12.7%
Newcrest Mining Ltd.	1,170,942	$20,260,184
Resolute Mining Ltd.(a)	2,168,038	1,696,696
St. Barbara Ltd.	1,220,343	3,880,912
Westgold Resources Ltd.(b)	1,333,038	1,147,552

		26,985,344
Canada — 54.1%
Agnico Eagle Mines Ltd.	225,603	9,587,699
Alacer Gold Corp.(b)	1,057,676	2,642,182
Alamos Gold Inc., Class A	892,804	4,311,491
Barrick Gold Corp.	2,695,052	33,969,524
Centerra Gold Inc.(b)	570,818	2,973,281
China Gold International Resources Corp. Ltd.(b)	978,167	1,418,602
Detour Gold Corp.(b)	366,224	3,703,951
Eldorado Gold Corp.(b)	430,180	1,865,093
Endeavour Mining Corp.(a)(b)	170,723	2,593,901
Goldcorp Inc.	1,238,109	13,067,361
Guyana Goldfields Inc.(b)	830,418	914,280
IAMGOLD Corp.(b)	996,928	3,338,233
Kinross Gold Corp.(b)	2,359,136	7,863,787
Kirkland Lake Gold Ltd.	289,838	10,589,981
New Gold Inc.(b)	1,765,652	1,555,168
Premier Gold Mines Ltd.(b)	694,782	975,966
SEMAFO Inc.(b)	947,689	2,662,452
SSR Mining Inc.(b)	254,749	3,532,055
Torex Gold Resources Inc.(b)	207,482	2,508,059
Yamana Gold Inc.	2,032,739	5,278,639

		115,351,705

Peru — 3.0%
Cia. de Minas Buenaventura SAA, ADR	384,875	6,404,320

Russia — 1.8%
Polymetal International PLC	323,074	3,723,961

South Africa — 11.5%
AngloGold Ashanti Ltd.	701,450	10,078,230
Gold Fields Ltd.	1,749,614	7,156,494
Harmony Gold Mining Co. Ltd.(b)	1,353,496	2,849,465
Sibanye Gold Ltd.(a)(b)	4,117,742	4,504,329

		24,588,518

Security	Shares	Value

Turkey — 0.8%
Koza Altin Isletmeleri AS(b)	185,242	$1,701,004

United Kingdom — 1.6%
Acacia Mining PLC(b)	140,305	403,472
Centamin PLC	2,498,504	3,031,478

		3,434,950

United States — 14.2%
McEwen Mining Inc.(a)	970,035	1,755,763
Newmont Mining Corp.	837,797	28,585,634

		30,341,397

Total Common Stocks — 99.7% (Cost: $246,775,727)		212,531,199

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	5,515,428	5,517,634
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	140,184	140,184

		5,657,818

Total Short-Term Investments — 2.7% (Cost: $5,655,893)		5,657,818

Total Investments in Securities — 102.4% (Cost: $252,431,620)		218,189,017

Other Assets, Less Liabilities — (2.4)%		(5,118,287)

Net Assets — 100.0%		$213,070,730

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	8,281,703	(2,766,275)	5,515,428	$5,517,634	$43,033	(b)	$459		$(165)
BlackRock Cash Funds: Treasury, SL Agency Shares	114,042	26,142	140,184	140,184	1,407		—		—

				$5,657,818	$44,440		$459		$(165)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Gold Miners ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$212,531,199	$—	$—	$212,531,199
Money Market Funds	5,657,818	—	—	5,657,818

	$218,189,017	$—	$—	$218,189,017

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 26.4%
Altura Mining Ltd.(a)(b)	367,235	$41,803
Alumina Ltd.	875,442	1,588,225
Ausdrill Ltd.	270,102	334,366
BHP Group Ltd.	1,060,761	28,096,680
BHP Group PLC	760,746	17,667,224
BlueScope Steel Ltd.	195,585	1,872,945
Fortescue Metals Group Ltd.	560,913	2,418,313
Galaxy Resources Ltd.(a)(b)	138,595	215,942
Iluka Resources Ltd.	151,335	987,309
Independence Group NL(b)	178,947	621,282
Kidman Resources Ltd.(a)(b)	129,564	128,128
Lynas Corp. Ltd.(a)	230,985	289,228
Mineral Resources Ltd.	56,817	608,358
Orocobre Ltd.(a)(b)	75,048	205,029
OZ Minerals Ltd.	114,342	837,891
Pilbara Minerals Ltd.(a)(b)	557,550	295,518
Rio Tinto Ltd.	133,812	9,154,486
Sandfire Resources NL	56,109	292,205
Sims Metal Management Ltd.	61,950	499,803
South32 Ltd.	1,843,809	5,129,052
Syrah Resources Ltd.(a)(b)	123,192	120,074
Western Areas Ltd.	104,430	170,882

		71,574,743
Austria — 0.5%
voestalpine AG	41,595	1,289,255

Belgium — 0.1%
Bekaert SA	13,098	348,407

Brazil — 5.6%
Cia. Siderurgica Nacional SA(a)	212,400	740,802
Vale SA	1,142,462	14,348,366

		15,089,168
Canada — 4.2%
Altius Minerals Corp.	14,337	137,709
First Quantum Minerals Ltd.	249,039	2,853,454
HudBay Minerals Inc.	93,456	628,007
Ivanhoe Mines Ltd., Class A(a)	202,488	528,898
Labrador Iron Ore Royalty Corp.	22,833	569,005
Largo Resources Ltd.(a)(b)	94,695	163,218
Lithium Americas Corp.(a)(b)	18,408	67,650
Lucara Diamond Corp.	110,448	138,374
Lundin Mining Corp.	237,180	1,203,009
Major Drilling Group International Inc.(a)	29,205	104,003
Mountain Province Diamonds Inc.	62,127	65,099
Nemaska Lithium Inc.(a)(b)	244,437	69,600
Stelco Holdings Inc.	9,912	148,115
Teck Resources Ltd., Class B	183,903	4,117,919
Trevali Mining Corp.(a)	256,650	72,104
Turquoise Hill Resources Ltd.(a)	363,912	627,244

		11,493,408
Chile — 0.1%
CAP SA	26,904	297,046

China — 1.9%
Aluminum Corp. of China Ltd.(a)	194,700	123,883
Aluminum Corp. of China Ltd., Class H(a)	1,416,000	580,845
Angang Steel Co. Ltd., Class A	54,064	45,785
Angang Steel Co. Ltd., Class H	354,000	263,365

Security	Shares	Value

China (continued)
Baoshan Iron & Steel Co. Ltd., Class A	106,299	$119,077
Chiho Environmental Group Ltd.(a)(b)	354,000	69,449
China Hongqiao Group Ltd.	796,500	532,705
China Metal Recycling Holdings Ltd.(a)(c)	132,000	—
China Molybdenum Co. Ltd., Class H	1,593,000	763,036
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	35,400	56,363
China Oriental Group Co. Ltd.	354,000	237,209
China Zhongwang Holdings Ltd.	495,600	262,643
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	159,398	42,140
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	183,596	171,295
Jiangxi Copper Co. Ltd., Class H	531,000	725,155
Jinchuan Group International Resources Co. Ltd.(a)(b)	885,000	80,047
Jinduicheng Molybdenum Co. Ltd., Class A	17,700	18,109
Maanshan Iron & Steel Co. Ltd., Class H	708,000	337,323
MMG Ltd.(a)	714,000	338,363
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	35,400	25,644
Shougang Fushan Resources Group Ltd.	708,000	160,544
Tiangong International Co. Ltd.(b)	354,000	80,272
Tongling Nonferrous Metals Group Co. Ltd., Class A	177,000	62,655

		5,095,907
Egypt — 0.0%
Ezz Steel Co.(a)	99,545	109,147

Finland — 0.2%
Outokumpu OYJ	112,572	449,035

France — 0.3%
APERAM SA	18,762	613,583
Eramet, NVS	3,363	202,003

		815,586
Germany — 1.3%
Aurubis AG	13,629	750,671
Salzgitter AG	14,160	433,090
thyssenkrupp AG	157,176	2,353,540

		3,537,301
India — 1.8%
APL Apollo Tubes Ltd.	3,186	53,705
Hindalco Industries Ltd.	433,650	1,193,469
Jindal Saw Ltd.	52,746	60,365
Jindal Steel & Power Ltd.(a)	146,667	323,435
JSW Steel Ltd.	307,272	1,214,378
MOIL Ltd.	30,090	60,687
National Aluminium Co. Ltd.	190,275	135,230
Tata Steel Ltd., GDR(b)(d)	119,829	834,010
Vedanta Ltd.	61,596	146,702
Vedanta Ltd., ADR, NVS	98,943	949,853
Welspun Corp. Ltd.	20,116	30,615

		5,002,449
Indonesia — 0.1%
Aneka Tambang Tbk	3,044,438	219,663
Krakatau Steel Persero Tbk PT(a)	1,097,453	37,290
Timah Tbk PT	1,239,067	120,670

		377,623
Japan — 7.0%
Asahi Holdings Inc.	17,700	354,731
Daido Steel Co. Ltd.	17,700	747,305
Dowa Holdings Co. Ltd.	17,700	578,764
Hitachi Metals Ltd.	70,800	721,229

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JFE Holdings Inc.	171,200	$2,985,850
Kobe Steel Ltd.	106,200	840,480
Kyoei Steel Ltd.	17,700	273,164
Maruichi Steel Tube Ltd.	17,700	532,654
Mitsubishi Materials Corp.	35,400	973,087
Mitsui Mining & Smelting Co. Ltd.	23,800	577,255
Nakayama Steel Works Ltd.	17,700	79,500
Neturen Co. Ltd.	17,700	143,578
Nippon Denko Co. Ltd.	36,200	75,769
Nippon Light Metal Holdings Co. Ltd.	177,000	391,143
Nippon Steel & Sumitomo Metal Corp.	300,905	5,415,587
Sumitomo Metal Mining Co. Ltd.	88,500	2,594,897
Toho Titanium Co. Ltd.	17,700	148,189
Tokyo Steel Manufacturing Co. Ltd.	35,400	293,516
UACJ Corp.	17,738	349,438
Yamato Kogyo Co. Ltd.	17,700	489,723
Yodogawa Steel Works Ltd.	17,700	347,894

		18,913,753
Malaysia — 0.2%
Press Metal Aluminium Holdings Bhd	495,600	515,526

Mexico — 1.3%
Grupo Mexico SAB de CV, Series B	1,274,400	3,193,680
Industrias CH SAB de CV, Series B(a)	53,100	233,238

		3,426,918
Netherlands — 2.3%
AMG Advanced Metallurgical Group NV	10,266	398,392
ArcelorMittal	239,481	5,511,210
Constellium NV, Class A(a)	43,542	411,907

		6,321,509
Norway — 0.7%
Norsk Hydro ASA	484,980	2,011,103

Pakistan — 0.0%
International Steels Ltd.	35,400	16,297

Peru — 0.4%
Southern Copper Corp.	34,338	1,222,776

Poland — 0.6%
Boryszew SA(a)	25,842	31,050
Jastrzebska Spolka Weglowa SA(a)	18,939	288,709
KGHM Polska Miedz SA(a)	49,914	1,338,173
Stalprodukt SA	835	71,821

		1,729,753
Russia — 3.4%
Alrosa PJSC	927,482	1,338,521
Magnitogorsk Iron & Steel Works PJSC	778,800	525,927
Mechel PJSC, ADR(a)	38,232	88,698
MMC Norilsk Nickel PJSC	22,833	4,890,490
Novolipetsk Steel PJSC	431,880	1,038,406
Raspadskaya OJSC(a)	53,100	125,691
Severstal PJSC	74,340	1,160,628

		9,168,361
South Africa — 1.4%
African Rainbow Minerals Ltd.(b)	39,648	473,097
Anglo American Platinum Ltd.	19,116	1,042,284
Impala Platinum Holdings Ltd.(a)	247,446	1,059,477
Kumba Iron Ore Ltd.	22,656	601,577
Northam Platinum Ltd.(a)	129,564	509,502

Security	Shares	Value

South Africa (continued)
Royal Bafokeng Platinum Ltd.(a)	29,382	$67,917

		3,753,854
South Korea — 3.6%
Dongkuk Steel Mill Co. Ltd.(a)	20,178	147,114
Hyundai Steel Co.	28,497	1,263,071
Jenax Inc.(a)	6,050	61,054
KISWIRE Ltd.(a)(b)	1,947	47,606
Korea Zinc Co. Ltd.(a)	3,009	1,221,311
Poongsan Corp.	6,726	190,770
POSCO	28,320	6,622,353
Seah Besteel Corp.	4,425	75,934
SeAH Steel Holdings Corp.(a)	1	47
Young Poong Corp.(a)	177	124,326

		9,753,586
Spain — 0.3%
Acerinox SA	58,410	619,089
Tubacex SA	40,002	137,790

		756,879
Sweden — 1.5%
Boliden AB	98,766	2,704,357
Granges AB	26,550	278,135
SSAB AB, Class A	80,358	315,227
SSAB AB, Class B	204,966	674,804

		3,972,523
Switzerland — 0.0%
Schmolz + Bickenbach AG, Registered(a)	135,582	79,618

Taiwan — 2.0%
China Metal Products	177,011	217,982
China Steel Corp.	4,602,612	3,813,514
Chung Hung Steel Corp.(a)	360,000	140,952
Feng Hsin Steel Co. Ltd.	177,000	340,467
TA Chen Stainless Pipe	354,610	506,972
Tung Ho Steel Enterprise Corp.	354,000	235,797
Yieh Phui Enterprise Co. Ltd.	395,887	129,919

		5,385,603
Turkey — 0.4%
Eregli Demir ve Celik Fabrikalari TAS	493,122	861,623
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(a)	73,632	33,682
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	266,562	132,432
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	74,517	82,564

		1,110,301
United Kingdom — 20.1%
Anglo American PLC	379,665	10,117,525
Antofagasta PLC	141,777	1,766,595
Central Asia Metals PLC	58,764	196,187
Ferrexpo PLC	105,315	364,067
Glencore PLC	4,098,258	16,568,601
Hill & Smith Holdings PLC	27,966	438,932
KAZ Minerals PLC	88,970	784,824
Petra Diamonds Ltd.(a)	327,450	96,864
Rio Tinto PLC	418,251	24,121,852

		54,455,447
United States — 11.1%
AK Steel Holding Corp.(a)	116,997	353,331
Alcoa Corp.(a)	67,437	1,989,392

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Allegheny Technologies Inc.(a)(b)	45,135	$1,292,215
Carpenter Technology Corp.	16,815	789,296
Century Aluminum Co.(a)	20,355	175,664
Cleveland-Cliffs Inc.(b)	101,067	1,120,833
Commercial Metals Co.	41,595	688,397
Compass Minerals International Inc.	12,036	630,446
Freeport-McMoRan Inc.	496,308	6,402,373
Haynes International Inc.	4,425	155,672
Kaiser Aluminum Corp.	6,018	658,851
Materion Corp.	7,257	419,309
Nucor Corp.	113,811	6,893,532
Reliance Steel & Aluminum Co.	25,665	2,290,601
Ryerson Holding Corp.(a)	7,434	62,966
Schnitzer Steel Industries Inc., Class A	9,558	232,259
Steel Dynamics Inc.	84,606	3,157,496
SunCoke Energy Inc.(a)	20,355	201,922
TimkenSteel Corp.(a)	13,806	172,023
U.S. Steel Corp.	63,720	1,427,965
Warrior Met Coal Inc.	13,275	388,692
Worthington Industries Inc.	15,753	619,250

		30,122,485

Total Common Stocks — 98.8% (Cost: $289,855,280)		268,195,367

Preferred Stocks

Brazil — 1.0%
Bradespar SA, Preference Shares, NVS	88,500	680,106
Gerdau SA, Preference Shares, NVS	371,700	1,500,577
Metalurgica Gerdau SA, Preference Shares, NVS	247,800	474,423

		2,655,106

Total Preferred Stocks — 1.0% (Cost: $1,128,995)		2,655,106

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	3,817,263	$3,818,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	330,292	330,292

		4,149,082

Total Short-Term Investments — 1.5% (Cost: $4,147,754)		4,149,082

Total Investments in Securities — 101.3% (Cost: $295,132,029)		274,999,555

Other Assets, Less Liabilities — (1.3)%		(3,465,168)

Net Assets — 100.0%		$271,534,387

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,214,268	(9,397,005)	3,817,263	$3,818,790	$100,212	(b)	$1,024		$(624)
BlackRock Cash Funds: Treasury, SL Agency Shares	469,147	(138,855)	330,292	330,292	5,539		—		—

				$4,149,082	$105,751		$1,024		$(624)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Metals & Mining Producers ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$268,195,367	$—	$0	(a)	$268,195,367
Preferred Stocks	2,655,106	—	—		2,655,106
Money Market Funds	4,149,082	—	—		4,149,082

	$274,999,555	$—	$0	(a)	$274,999,555

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Global Silver Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 61.1%
Americas Silver Corp.(a)(b)	218,645	$439,946
Dundee Precious Metals Inc.(a)	415,865	1,477,789
Eldorado Gold Corp.(a)	347,510	1,506,668
Endeavour Silver Corp.(a)(b)	425,044	1,100,532
Excellon Resources Inc.(a)	449,774	368,835
First Majestic Silver Corp.(a)(b)	399,439	2,693,256
Fortuna Silver Mines Inc.(a)	411,221	1,542,469
GoGold Resources Inc.(a)(b)	1,225,643	241,965
Golden Queen Mining Co. Ltd.(a)	2,635,736	100,066
Great Panther Silver Ltd.(a)(b)	980,240	930,372
Levon Resources Ltd.(a)	1,138,452	103,731
Lundin Gold Inc.(a)	176,313	736,311
MAG Silver Corp.(a)	185,780	1,819,713
Mandalay Resources Corp.(a)(b)	3,359,386	382,618
Maya Gold & Silver Inc.(a)(b)	183,570	362,401
Minco Silver Corp.(a)(b)	452,579	189,004
Pan American Silver Corp.	202,942	2,708,975
Premier Gold Mines Ltd.(a)	483,713	679,475
Seabridge Gold Inc.(a)(b)	105,899	1,523,756
Silvercorp Metals Inc.	495,668	1,287,156
SSR Mining Inc.(a)	199,446	2,765,288
Wheaton Precious Metals Corp.	647,402	14,068,827

		37,029,153

Japan — 2.8%
Asahi Holdings Inc.	86,000	1,723,554

Mexico — 5.6%
Industrias Penoles SAB de CV	256,327	3,397,377

Peru — 9.1%
Cia. de Minas Buenaventura SAA, ADR	330,887	5,505,960

United Kingdom — 10.6%
Fresnillo PLC	411,402	4,705,971
Hochschild Mining PLC	656,481	1,732,400

		6,438,371

Security	Shares	Value

United States — 10.8%
Coeur Mining Inc.(a)(b)	422,340	$2,018,785
Gold Resource Corp.	152,584	715,619
Golden Minerals Co.(a)(b)	649,376	129,875
Hecla Mining Co	980,738	2,353,771
McEwen Mining Inc.(b)	721,675	1,306,232

		6,524,282

Total Common Stocks — 100.0% (Cost: $64,868,390)		60,618,697

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	6,990,039	6,992,835
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	19,612	19,612

		7,012,447

Total Short-Term Investments — 11.6% (Cost: $7,010,098)		7,012,447

Total Investments in Securities — 111.6% (Cost: $71,878,488)		67,631,144

Other Assets, Less Liabilities — (11.6)%		(7,044,924)

Net Assets — 100.0%		$60,586,220

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,592,922	(602,883)	6,990,039	$6,992,835	$106,337	(b)	$(150)	$623
BlackRock Cash Funds: Treasury, SL Agency Shares	32,226	(12,614)	19,612	19,612	393		—	—

				$7,012,447	$106,730		$(150)	$623

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Global Silver Miners ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$60,618,697	$—	$—	$60,618,697
Money Market Funds	7,012,447	—	—	7,012,447

	$67,631,144	$—	$—	$67,631,144

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$29,632,735	$49,285,582	$212,531,199	$270,850,473
Affiliated(c)	281,892	293,320	5,657,818	4,149,082
Foreign currency, at value(d)	26,749	58,335	191,204	17,153
Receivables:
Investments sold	56,822	88,485	6,431,183	1,197,373
Securities lending income — Affiliated	1,236	442	4,522	9,728
Capital shares sold	—	—	153,007	—
Dividends	57,239	323,429	112,298	496,011
Tax reclaims	9,182	939	—	34,525

Total assets	30,065,855	50,050,532	225,081,231	276,754,345

LIABILITIES
Collateral on securities loaned, at value	268,374	264,326	5,519,626	3,815,789
Payables:
Investments purchased	56,605	107,594	6,428,498	733,528
Capital shares redeemed	—	—	—	586,272
Investment advisory fees	8,881	14,728	62,377	84,327
Foreign taxes	—	—	—	42

Total liabilities	333,860	386,648	12,010,501	5,219,958

NET ASSETS	$29,731,995	$49,663,884	$213,070,730	$271,534,387

NET ASSETS CONSIST OF:
Paid-in capital	$31,765,378	$53,088,156	$309,441,842	$336,314,895
Accumulated loss	(2,033,383)	(3,424,272)	(96,371,112)	(64,780,508)

NET ASSETS	$29,731,995	$49,663,884	$213,070,730	$271,534,387

Shares outstanding	1,050,000	2,400,000	12,200,000	8,850,000

Net asset value	$28.32	$20.69	$17.46	$30.68

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$254,112	$249,494	$5,107,515	$3,444,273
(b) Investments, at cost — Unaffiliated	$30,177,070	$50,164,738	$246,775,727	$290,984,275
(c) Investments, at cost — Affiliated	$281,814	$293,217	$5,655,893	$4,147,754
(d) Foreign currency, at cost	$26,590	$57,677	$191,627	$17,063

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2019

iShares MSCI Global Silver Miners ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$60,618,697
Affiliated(c)	7,012,447
Foreign currency, at value(d)	57,539
Receivables:
Investments sold	3,222,713
Securities lending income — Affiliated	15,207
Capital shares sold	160,958
Dividends	42

Total assets	71,087,603

LIABILITIES
Collateral on securities loaned, at value	6,989,545
Payables:
Investments purchased	3,493,949
Investment advisory fees	17,889

Total liabilities	10,501,383

NET ASSETS	$60,586,220

NET ASSETS CONSIST OF:
Paid-in capital	$84,365,920
Accumulated loss	(23,779,700)

NET ASSETS	$60,586,220

Shares outstanding	6,600,000

Net asset value	$9.18

Shares authorized	500 million

Par value	$0.001

(a) Securities loaned, at value	$6,300,139
(b) Investments, at cost — Unaffiliated	$64,868,390
(c) Investments, at cost — Affiliated	$7,010,098
(d) Foreign currency, at cost	$57,448

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$309,003	$871,256	$1,084,026	$7,526,372
Dividends — Affiliated	326	651	1,407	5,539
Securities lending income — Affiliated — net	7,339	3,344	43,033	100,212
Foreign taxes withheld	(24,861)	(46,134)	(55,403)	(207,252)

Total investment income	291,807	829,117	1,073,063	7,424,871

EXPENSES
Investment advisory fees	59,983	90,773	376,095	629,970
Commitment fees	26	5	—	77

Total expenses	60,009	90,778	376,095	630,047

Net investment income	231,798	738,339	696,968	6,794,824

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(417,873)	(613,216)	(6,362,184)	(7,976,832)
Investments — Affiliated	46	262	459	1,024
In-kind redemptions — Unaffiliated	583,224	—	(14,533,427)	(2,244,966)
Foreign currency transactions	(1,566)	(2,181)	(4,242)	12,739

Net realized gain (loss)	163,831	(615,135)	(20,899,394)	(10,208,035)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,077,740)	(3,667,336)	58,724,783	2,514,994
Investments — Affiliated	13	(59)	(165)	(624)
Foreign currency translations	1,135	1,830	3,140	61,855

Net change in unrealized appreciation (depreciation)	(1,076,592)	(3,665,565)	58,727,758	2,576,225

Net realized and unrealized gain (loss)	(912,761)	(4,280,700)	37,828,364	(7,631,810)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(680,963)	$(3,542,361)	$38,525,332	$(836,986)

(a) Net of foreign capital gain tax of	$72	$1	$—	$209

See notes to financial statements.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended February 28, 2019

iShares MSCI Global Silver Miners ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$202,627
Dividends — Affiliated	393
Securities lending income — Affiliated — net	106,337
Foreign taxes withheld	(15,177)

Total investment income	294,180

EXPENSES
Investment advisory fees	98,272

Total expenses	98,272

Net investment income	195,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,943,064)
Investments — Affiliated	(150)
Foreign currency transactions	19,986

Net realized loss	(4,923,228)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	9,879,289
Investments — Affiliated	623
Foreign currency translations	(81)

Net change in unrealized appreciation (depreciation)	9,879,831

Net realized and unrealized gain	4,956,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,152,511

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares MSCI Global Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$231,798	$580,997	$738,339	$1,091,652
Net realized gain (loss)	163,831	658,065	(615,135)	83,290
Net change in unrealized appreciation (depreciation)	(1,076,592)	1,441,579	(3,665,565)	6,714,181

Net increase (decrease) in net assets resulting from operations	(680,963)	2,680,641	(3,542,361)	7,889,123

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(299,125)	(539,577)	(757,961)	(1,078,574)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,809,131)	2,945,823	6,075,149	9,510,421

NET ASSETS(a)
Total increase (decrease) in net assets	(3,789,219)	5,086,887	1,774,827	16,320,970
Beginning of period	33,521,214	28,434,327	47,889,057	31,568,087

End of period	$29,731,995	$33,521,214	$49,663,884	$47,889,057

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$696,968	$1,843,233	$6,794,824	$15,533,636
Net realized gain (loss)	(20,899,394)	5,370,210	(10,208,035)	31,205,185
Net change in unrealized appreciation (depreciation)	58,727,758	(104,086,474)	2,576,225	(65,843,140)

Net increase (decrease) in net assets resulting from operations	38,525,332	(96,873,031)	(836,986)	(19,104,319)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(516,888)	(2,189,407)	(8,561,504)	(14,546,060)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(57,927,072)	(59,194,873)	(122,703,104)	90,027,203

NET ASSETS(a)
Total increase (decrease) in net assets	(19,918,628)	(158,257,311)	(132,101,594)	56,376,824
Beginning of period	232,989,358	391,246,669	403,635,981	347,259,157

End of period	$213,070,730	$232,989,358	$271,534,387	$403,635,981

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets  (continued)

	iShares MSCI Global Silver Miners ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$195,908	$567,136
Net realized loss	(4,923,228)	(3,089,345)
Net change in unrealized appreciation (depreciation)	9,879,831	(15,232,129)

Net increase (decrease) in net assets resulting from operations	5,152,511	(17,754,338)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(284,478)	(528,302)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,141,382	4,601,395

NET ASSETS(a)
Total increase (decrease) in net assets	10,009,415	(13,681,245)
Beginning of period	50,576,805	64,258,050

End of period	$60,586,220	$50,576,805

(a)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 12 for this prior year information.

See notes to financial statements.

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Global Agriculture Producers ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$29.15		$27.08	$24.31	$24.03	$27.29	$24.63

Net investment income(a)	0.21		0.53	0.45	0.54	0.50	0.58
Net realized and unrealized gain (loss)(b)	(0.76)		2.03	2.81	0.27	(3.21)	2.63

Net increase (decrease) from investment operations	(0.55)		2.56	3.26	0.81	(2.71)	3.21

Distributions
From net investment income	(0.28)		(0.49)	(0.49)	(0.53)	(0.55)	(0.55)

Total distributions	(0.28)		(0.49)	(0.49)	(0.53)	(0.55)	(0.55)

Net asset value, end of period	$28.32		$29.15	$27.08	$24.31	$24.03	$27.29

Total Return
Based on net asset value	(1.80	)%(c)	9.49%	13.53%	3.55%	(10.11)%	13.05%

Ratios to Average Net Assets
Total expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses after fees waived	0.39	%(d)	0.37%	0.37%	0.38%	0.38%	0.38%

Net investment income	1.51	%(d)	1.84%	1.76%	2.38%	1.87%	2.17%

Supplemental Data
Net assets, end of period (000)	$29,732		$33,521	$28,434	$27,951	$27,640	$46,395

Portfolio turnover rate(e)	2	%(c)	25%	16%	7%	10%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$22.80		$18.57	$18.72	$17.67	$28.06	$24.06

Net investment income(a)	0.33		0.64	0.60	0.59	0.68	0.68
Net realized and unrealized gain (loss)(b)	(2.12)		4.23	(0.16)	1.00	(10.61)	3.96

Net increase (decrease) from investment operations	(1.79)		4.87	0.44	1.59	(9.93)	4.64

Distributions
From net investment income	(0.32)		(0.64)	(0.59)	(0.54)	(0.46)	(0.64)

Total distributions	(0.32)		(0.64)	(0.59)	(0.54)	(0.46)	(0.64)

Net asset value, end of period	$20.69		$22.80	$18.57	$18.72	$17.67	$28.06

Total Return
Based on net asset value	(7.73	)%(c)	26.48%	2.26%	9.31%	(35.63)%	19.44%

Ratios to Average Net Assets
Total expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	3.17	%(d)	2.93%	3.10%	3.36%	3.23%	2.57%

Supplemental Data
Net assets, end of period (000)	$49,664		$47,889	$31,568	$37,440	$24,739	$8,419

Portfolio turnover rate(e)	3	%(c)	5%	4%	6%	4%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF
	Six Months Ended 02/28/19 (unaudited	)	Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)	Year Ended 08/31/14 (a)

Net asset value, beginning of period	$14.43		$19.96	$21.20	$11.13	$22.53	$23.20

Net investment income(b)	0.06		0.10	0.06	0.02	0.14	0.16
Net realized and unrealized gain (loss)(c)	3.01		(5.51)	(1.04)	10.11	(11.42)	(0.67)

Net increase (decrease) from investment operations	3.07		(5.41)	(0.98)	10.13	(11.28)	(0.51)

Distributions
From net investment income	(0.04)		(0.12)	(0.26)	(0.06)	(0.12)	(0.16)

Total distributions	(0.04)		(0.12)	(0.26)	(0.06)	(0.12)	(0.16)

Net asset value, end of period	$17.46		$14.43	$19.96	$21.20	$11.13	$22.53

Total Return
Based on net asset value	21.32	%(d)	(27.22)%	(4.30)%	91.17%	(50.16)%	(2.01)%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	0.72	%(e)	0.56%	0.38%	0.06%	0.88%	0.81%

Supplemental Data
Net assets, end of period (000)	$213,071		$232,989	$391,247	$266,108	$45,926	$70,976

Portfolio turnover rate(f)	7	%(d)	4%	26%	30%	20%	22%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF
	Six Months Ended 02/28/19 (unaudited	)	Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)	Year Ended 08/31/14 (a)

Net asset value, beginning of period	$30.93		$31.86	$21.67	$21.30	$40.37	$36.23

Net investment income(b)	0.62		1.06	0.53	0.42	1.62	1.00
Net realized and unrealized gain (loss)(c)	(0.07)		(1.05)	10.26	0.41	(17.91)	4.44

Net increase (decrease) from investment operations	0.55		0.01	10.79	0.83	(16.29)	5.44

Distributions
From net investment income	(0.80)		(0.94)	(0.60)	(0.46)	(2.78)	(1.30)

Total distributions	(0.80)		(0.94)	(0.60)	(0.46)	(2.78)	(1.30)

Net asset value, end of period	$30.68		$30.93	$31.86	$21.67	$21.30	$40.37

Total Return
Based on net asset value	2.09	%(d)	(0.10)%	50.55%	4.52%	(41.94)%	15.32%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses after fees waived	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	4.21	%(e)	3.15%	2.31%	2.16%	5.18%	2.53%

Supplemental Data
Net assets, end of period (000)	$271,534		$403,636	$347,259	$223,182	$69,219	$183,699

Portfolio turnover rate(f)	7	%(d)	14%	12%	8%	17%	18%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Silver Miners ETF
	Six Months Ended 02/28/19 (unaudited	)	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$8.43		$11.47	$13.61	$6.14	$12.70	$13.92

Net investment income(a)	0.03		0.10	0.09	0.05	0.05	0.08
Net realized and unrealized gain (loss)(b)	0.77		(3.05)	(1.94)	7.44	(6.42)	(1.15)

Net increase (decrease) from investment operations	0.80		(2.95)	(1.85)	7.49	(6.37)	(1.07)

Distributions
From net investment income	(0.05)		(0.09)	(0.29)	(0.02)	(0.19)	(0.15)

Total distributions	(0.05)		(0.09)	(0.29)	(0.02)	(0.19)	(0.15)

Net asset value, end of period	$9.18		$8.43	$11.47	$13.61	$6.14	$12.70

Total Return
Based on net asset value	9.52	%(c)	(25.87)%	(13.26)%	122.11%	(50.51)%	(7.48)%

Ratios to Average Net Assets
Total expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	0.78	%(d)	0.94%	0.79%	0.47%	0.57%	0.63%

Supplemental Data
Net assets, end of period (000)	$60,586		$50,577	$64,258	$87,078	$12,279	$13,975

Portfolio turnover rate(e)	17	%(c)	19%	14%	27%	31%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Global Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver Miners	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

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Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

MSCI Global Agriculture Producers
Citigroup Global Markets Inc.	$95,908	$95,908		$—	$—
Deutsche Bank Securities Inc.	103,843	103,843		—	—
Morgan Stanley & Co. LLC	20,686	20,686		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,952	10,802		—	(150	)(b)
SG Americas Securities LLC	22,723	22,723		—	—

	$254,112	$253,962		$—	$(150)

MSCI Global Energy Producers
Barclays Bank PLC	$376	$376		$—	$—
Barclays Capital Inc.	5,936	5,936		—	—
BNP Paribas Prime Brokerage International Ltd.	21,610	21,610		—	—
Citigroup Global Markets Inc.	28,976	28,976		—	—
Credit Suisse Securities (USA) LLC	18,525	18,525		—	—
Goldman Sachs & Co.	9,643	9,643		—	—
JPMorgan Securities LLC	5,051	5,051		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	93,903	93,903		—	—
State Street Bank & Trust Company	35,320	35,320		—	—
UBS AG	30,154	30,154		—	—

	$249,494	$249,494		$—	$—

MSCI Global Gold Miners
BNP Paribas Prime Brokerage International Ltd.	$40,725	$40,725		$—	$—
Credit Suisse Securities (USA) LLC	972,086	972,086		—	—
Deutsche Bank Securities Inc.	1,992,274	1,992,274		—	—
Goldman Sachs & Co.	112,071	112,071		—	—
JPMorgan Securities LLC	1,287,337	1,287,337		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	702,841	702,841		—	—
SG Americas Securities LLC	181	181		—	—

	$5,107,515	$5,107,515		$—	$—

MSCI Global Metals & Mining Producers
BMO Capital Markets	$6,960	$6,960		$—	$—
Credit Suisse Securities (USA) LLC	1,325,134	1,325,134		—	—
JPMorgan Securities LLC	154,886	154,886		—	—
Macquarie Bank Limited	43,690	43,690		—	—
Merrill Lynch, Pierce, Fenner & Smith	195,980	195,980		—	—
Morgan Stanley & Co. LLC	580,845	580,845		—	—
SG Americas Securities LLC	59,147	59,147		—	—
UBS AG	22,673	22,673		—	—
Wells Fargo Bank, National Association	1,054,958	1,054,958		—	—

	$3,444,273	$3,444,273		$—	$—

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Notes to Financial Statements  (unaudited) (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

MSCI Global Silver Miners
Barclays Bank PLC	$21,601	$21,601		$—	$—
BNP Paribas Prime Brokerage International Ltd.	30,589	30,589		—	—
Citigroup Global Markets Inc.	998,024	998,024		—	—
Credit Suisse Securities (USA) LLC	168,922	168,922		—	—
Goldman Sachs & Co.	22,901	20,194		—	(2,707	)(b)
JPMorgan Securities LLC	1,061,959	1,061,959		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,021,964	1,021,964		—	—
Morgan Stanley & Co. LLC	50,721	50,721		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	203,822	203,822		—	—
Scotia Capital (USA) Inc.	2,619,143	2,619,143		—	—
UBS AG	100,493	100,493		—	—

	$6,300,139	$6,297,432		$—	$(2,707)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For each of the iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2023 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

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Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Global Agriculture Producers	$1,473
MSCI Global Energy Producers	752
MSCI Global Gold Miners	9,354
MSCI Global Metals & Mining Producers	19,955
MSCI Global Silver Miners	21,499

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$—	$101,043
MSCI Global Energy Producers	20,579	33,638
MSCI Global Gold Miners	133,964	1,180,204
MSCI Global Metals & Mining Producers	131,668	175,734
MSCI Global Silver Miners	1,072,546	14,244

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$611,382	$1,010,018
MSCI Global Energy Producers	1,407,541	1,207,625
MSCI Global Gold Miners	14,522,928	15,320,997
MSCI Global Metals & Mining Producers	21,863,758	40,395,525
MSCI Global Silver Miners	9,975,135	8,953,854

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Global Agriculture Producers	$—	$2,458,283
MSCI Global Energy Producers	5,792,938	—
MSCI Global Gold Miners	32,134,655	89,120,507
MSCI Global Metals & Mining Producers	21,465,098	125,052,475
MSCI Global Silver Miners	5,126,994	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements  (unaudited) (continued)

As of August 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Global Agriculture Producers	$1,212,896
MSCI Global Energy Producers	1,630,024
MSCI Global Gold Miners	30,033,150
MSCI Global Metals & Mining Producers	27,282,543
MSCI Global Silver Miners	11,160,122

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Agriculture Producers	$31,010,653	$3,342,350	$(4,438,376)	$(1,096,026)
MSCI Global Energy Producers	51,026,830	3,799,402	(5,247,330)	(1,447,928)
MSCI Global Gold Miners	263,966,628	13,277,624	(59,055,235)	(45,777,611)
MSCI Global Metals & Mining Producers	304,280,924	24,808,310	(54,089,679)	(29,281,369)
MSCI Global Silver Miners	75,239,107	5,929,470	(13,537,433)	(7,607,963)

8.    LINE OF CREDIT

The iShares MSCI Global Agriculture Producers, iShares MSCI Global Energy Producers and iShares MSCI Global Metals & Mining Producers ETFs, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended February 28, 2019.

9.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18

iShares ETF	Shares	Amount	Shares	Amount

MSCI Global Agriculture Producers
Shares sold	—	$—	150,000	$4,376,651
Shares redeemed	(100,000)	(2,809,131)	(50,000)	(1,430,828)

Net increase (decrease)	(100,000)	$(2,809,131)	100,000	$2,945,823

MSCI Global Energy Producers
Shares sold	300,000	$6,075,149	500,000	$11,572,019
Shares redeemed	—	—	(100,000)	(2,061,598)

Net increase	300,000	$6,075,149	400,000	$9,510,421

MSCI Global Gold Miners
Shares sold	2,050,000	$33,452,377	4,250,000	$76,199,350
Shares redeemed	(6,000,000)	(91,379,449)	(7,700,000)	(135,394,223)

Net decrease	(3,950,000)	$(57,927,072)	(3,450,000)	$(59,194,873)

MSCI Global Metals & Mining Producers
Shares sold	800,000	$25,459,785	9,100,000	$313,480,901
Shares redeemed	(5,000,000)	(148,162,889)	(6,950,000)	(223,453,698)

Net increase (decrease)	(4,200,000)	$(122,703,104)	2,150,000	$90,027,203

MSCI Global Silver Miners
Shares sold	600,000	$5,141,382	900,000	$9,366,685
Shares redeemed	—	—	(500,000)	(4,765,290)

Net increase	600,000	$5,141,382	400,000	$4,601,395

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

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Notes to Financial Statements  (unaudited) (continued)

11.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.    REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
MSCI Global Agriculture Producers	$539,577
MSCI Global Energy Producers	1,078,574
MSCI Global Gold Miners	2,189,407
MSCI Global Metals & Mining Producers	14,546,060
MSCI Global Silver Miners	528,302

Undistributed (distributions in excess of) net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed (distributions in excess of) net investment income
MSCI Global Agriculture Producers	$107,413
MSCI Global Energy Producers	267,105
MSCI Global Gold Miners	159,655
MSCI Global Metals & Mining Producers	3,206,084
MSCI Global Silver Miners	(266,371)

13.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	For the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Global Energy Producers(a)	$0.269678	$—	$0.046139	$0.315817	85%	—%	15%	100%
MSCI Global Metals & Mining Producers(a)	0.716248	—	0.080171	0.796419	90	—	10	100
MSCI Global Silver Miners(a)	0.033520	—	0.013893	0.047413	71	—	29	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	47

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

▶	iShares Edge MSCI Min Vol Emerging Markets ETF | EEMV | Cboe BZX

▶	iShares Edge MSCI Min Vol Global ETF | ACWV | Cboe BZX

▶	iShares Edge MSCI Multifactor Emerging Markets ETF | EMGF | Cboe BZX

▶	iShares ESG MSCI EM ETF | ESGE | NASDAQ

▶	iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 28, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF

Investment Objective

The iShares Edge MSCI Min Vol Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.30%	(2.34)%	3.73%	5.08%	(2.34)%	20.12%	44.03%
Fund Market	0.84	(1.80)	3.76	4.99	(1.80)	20.25	43.15
Index	1.42	(2.03)	3.95	5.31	(2.03)	21.40	46.45

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,013.00	$1.25		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	28.7%
Communication Services	13.0
Consumer Staples	11.6
Information Technology	11.5
Utilities	7.7
Consumer Discretionary	7.0
Industrials	6.9
Health Care	5.6
Energy	3.8
Materials	2.8
Real Estate	1.4

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
China	25.9%
Taiwan	14.8
South Korea	9.0
India	9.0
Thailand	7.7
Malaysia	7.3
Indonesia	4.6
Chile	3.3
Philippines	3.2
Qatar	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2019	iShares® Edge MSCI Min Vol Global ETF

Investment Objective

The iShares Edge MSCI Min Vol Global ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.82%	7.07%	9.03%	10.33%	7.07%	54.10%	106.36%
Fund Market	2.13	7.45	9.08	10.34	7.45	54.45	106.41
Index	1.70	6.92	8.80	10.06	6.92	52.43	102.69

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,018.20	$1.00		$1,000.00	$1,023.80	$1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	15.9%
Consumer Staples	13.0
Health Care	12.5
Information Technology	10.3
Industrials	9.8
Communication Services	9.1
Consumer Discretionary	8.6
Utilities	8.4
Real Estate	8.4
Materials	2.3
Energy	1.7

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	57.7%
Japan	12.5
Switzerland	4.9
Hong Kong	3.7
Taiwan	3.2
Canada	3.0
China	2.1
India	2.0
United Kingdom	1.2
Singapore	1.2

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF

Investment Objective

The iShares Edge MSCI Multifactor Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints, as represented by the MSCI Emerging Markets Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(2.98)%	(14.57)%	9.69%	(14.57)%	34.79%
Fund Market	(2.93)	(13.98)	9.64	(13.98)	34.57
Index	(2.69)	(14.76)	9.80	(14.76)	35.24

The inception date of the Fund was 12/8/15. The first day of secondary market trading was 12/10/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$970.20	$2.20		$1,000.00	$1,022.60	$2.26		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	19.8%
Information Technology	18.6
Consumer Discretionary	12.3
Communication Services	11.1
Industrials	8.4
Materials	7.7
Health Care	6.9
Energy	5.6
Consumer Staples	3.7
Real Estate	3.4
Utilities	2.5

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
China	36.5%
South Korea	17.3
Taiwan	12.3
Brazil	8.7
South Africa	5.3
Russia	3.8
India	3.8
Malaysia	2.5
Indonesia	2.2
Peru	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2019	iShares® ESG MSCI EM ETF

Investment Objective

The iShares ESG MSCI EM ETF (the “Fund”) (formerly the iShares MSCI EM ESG Optimized ETF) seeks to track the investment results of an index composed of large-and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics, as represented by the MSCI Emerging Markets Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.56%	(9.61)%	13.36%	(9.61)%	39.85%
Fund Market	1.19	(9.01)	13.37	(9.01)	39.88
Index(a)	1.65	(9.83)	14.03	(9.83)	42.03
MSCI Emerging Markets ESG Focus Index	1.67	(9.80)	14.05	(9.80)	42.08
MSCI Emerging Markets Extended ESG Focus Index(b)	1.65	N/A	N/A	N/A	N/A

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

(a)

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI Emerging Markets Extended ESG Focus Index, which, effective as of June 1, 2018, replaced the MSCI Emerging Markets ESG Focus Index as the underlying index of the Fund.

(b)

The inception date of the MSCI Emerging Markets Extended ESG Focus Index was March 27, 2018. The cumulative total return of this index for the period March 27, 2018 through February 28, 2019 was -9.18%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,015.60	$1.25		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	26.1%
Information Technology	16.8
Consumer Discretionary	13.2
Communication Services	11.5
Energy	8.6
Materials	6.7
Consumer Staples	5.9
Industrials	4.4
Real Estate	2.4
Health Care	2.4
Utilities	2.0

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
China	29.2%
South Korea	13.4
Taiwan	12.2
India	9.0
Brazil	7.4
South Africa	6.8
Russia	3.7
Thailand	3.6
Malaysia	3.0
Mexico	2.6

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2019	iShares® MSCI Emerging Markets ex China ETF

Investment Objective

The iShares MSCI Emerging Markets ex China ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, excluding China, as represented by the MSCI Emerging Markets ex China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.17)%	(9.28)%	0.14%	(9.28)%	0.23%
Fund Market	(0.56)	(8.75)	0.15	(8.75)	0.24
Index	(0.06)	(9.08)	0.61	(9.08)	0.99

The inception date of the Fund was 7/18/17. The first day of secondary market trading was 7/20/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/18)	Ending Account Value (02/28/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$998.30	$2.03		$1,000.00	$1,022.80	$2.06		0.41%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	22.4%
Information Technology	17.9
Exchanged-Traded Funds	12.6
Materials	8.9
Energy	7.7
Consumer Discretionary	7.5
Consumer Staples	7.0
Communication Services	5.2
Industrials	4.9
Utilities	2.1
Health Care	2.0
Real Estate	1.8

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
South Korea	20.2%
Taiwan	16.5
India	12.6
Brazil	11.2
South Africa	9.0
Russia	5.5
Mexico	3.9
Thailand	3.5
Malaysia	3.4
Indonesia	3.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.5%
Ambev SA	5,721,800	$26,288,011
BB Seguridade Participacoes SA	2,532,600	18,436,099
Equatorial Energia SA	1,876,000	41,084,162
Hypera SA	2,063,600	14,801,904
IRB Brasil Resseguros S/A	137,630	3,266,201
Magazine Luiza SA	187,600	8,677,047
Raia Drogasil SA	750,400	13,088,105
Rumo SA(a)	1,500,800	7,787,632
Sul America SA	469,000	3,801,773

		137,230,934

Chile — 3.2%
Aguas Andinas SA, Class A	53,553,846	31,404,844
Banco de Chile	518,371,630	82,415,409
Banco de Credito e Inversiones SA	123,816	8,478,652
Cia. Cervecerias Unidas SA	223,244	3,162,048
Colbun SA	23,262,400	5,381,978
Enel Americas SA	24,584,980	4,280,056
SACI Falabella	5,744,312	44,738,657

		179,861,644

China — 25.9%
3SBio Inc.(b)	1,876,000	3,102,051
51job Inc., ADR(a)(c)	58,156	4,202,353
AAC Technologies Holdings Inc.	1,407,000	8,361,557
Agricultural Bank of China Ltd., Class H	86,296,000	41,335,188
Alibaba Group Holding Ltd., ADR(a)(c)	382,704	70,046,313
ANTA Sports Products Ltd.	2,814,000	16,490,102
Autohome Inc., ADR(a)	56,286	5,293,698
Baidu Inc., ADR(a)	173,530	28,205,566
Bank of Beijing Co. Ltd., Class A	6,929,957	6,645,108
Bank of China Ltd., Class H	114,436,000	53,356,233
Bank of Communications Co. Ltd., Class A	12,944,474	12,373,735
Bank of Communications Co. Ltd., Class H	5,628,000	4,724,773
Bank of Jiangsu Co. Ltd., Class A	3,834,693	4,066,543
Bank of Nanjing Co. Ltd., Class A	2,709,021	3,010,383
Bank of Ningbo Co. Ltd., Class A	1,595,039	4,597,959
Bank of Shanghai Co. Ltd., Class A	3,553,046	6,527,432
Beijing Capital International Airport Co. Ltd., Class H	8,390,000	8,390,214
BOC Aviation Ltd.(b)	656,600	5,679,526
BOE Technology Group Co. Ltd., Class A	6,003,200	3,649,334
CAR Inc.(a)(c)	15,008,000	13,192,081
China CITIC Bank Corp. Ltd., Class H	22,512,000	14,626,003
China Construction Bank Corp., Class H	4,690,000	4,170,323
China Ding Yi Feng Holdings Ltd.(a)(c)	3,300,000	10,635,940
China Everbright Bank Co. Ltd., Class H	20,636,000	9,884,501
China First Capital Group Ltd.(a)	9,380,000	4,158,373
China Gas Holdings Ltd.	2,251,200	7,399,037
China Huishan Dairy Holdings Co. Ltd.(a)(d)	22,241,266	56,667
China Life Insurance Co. Ltd., Class H	1,930,000	5,310,709
China Medical System Holdings Ltd.	6,566,000	6,909,114
China Mengniu Dairy Co. Ltd.	3,752,000	11,590,869
China Merchants Port Holdings Co. Ltd.	1,132,000	2,379,424
China Minsheng Banking Corp. Ltd., Class A	3,559,596	3,471,765
China Mobile Ltd.	7,973,000	83,896,379
China Pacific Insurance Group Co. Ltd., Class A	750,760	3,814,801
China Petroleum & Chemical Corp., Class H	56,280,000	48,609,952
China Railway Signal & Communication Corp. Ltd., Class H(b)	30,016,000	24,854,646
China Reinsurance Group Corp., Class H	116,312,000	26,819,119

Security	Shares	Value

China (continued)
China Resources Beer Holdings Co. Ltd.	9,650,000	$35,957,922
China Resources Gas Group Ltd.	2,718,000	11,807,154
China Resources Pharmaceutical Group Ltd.(b)	11,256,000	15,084,858
China Resources Power Holdings Co. Ltd.	3,842,000	7,282,856
China Shenhua Energy Co. Ltd., Class A	1,402,084	4,280,469
China Telecom Corp. Ltd., Class H	88,172,000	47,737,649
China Unicom Hong Kong Ltd.	3,752,000	4,449,938
China Yangtze Power Co. Ltd., Class A	4,686,152	11,408,812
CITIC Ltd.	1,876,000	2,853,505
CNOOC Ltd.	1,930,000	3,329,027
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	9,380,000	5,520,599
COSCO SHIPPING Ports Ltd.	17,370,000	18,454,712
CSPC Pharmaceutical Group Ltd.	10,208,000	17,425,565
Dali Foods Group Co. Ltd.(b)(c)	3,752,000	2,557,161
Daqin Railway Co. Ltd., Class A	4,779,963	6,375,473
Dongfeng Motor Group Co. Ltd., Class H	3,752,000	3,991,083
ENN Energy Holdings Ltd.	750,400	7,743,178
Focus Media Information Technology Co. Ltd., Class A	2,902,979	2,922,404
Fullshare Holdings Ltd.(c)	24,765,000	4,953,126
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,158,000	4,137,927
Guangdong Investment Ltd.	40,530,000	77,757,624
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,407,481	7,252,673
Hengan International Group Co. Ltd.(c)	2,895,000	23,400,310
Huadian Power International Corp. Ltd., Class H	7,504,000	3,288,461
Huaneng Power International Inc., Class H	33,768,000	20,820,546
Huaxia Bank Co. Ltd., Class A	2,345,000	2,914,088
Hutchison China MediTech Ltd., ADR(a)(c)	378,952	9,886,858
Industrial & Commercial Bank of China Ltd., Class H	39,396,000	30,313,109
Industrial Bank Co. Ltd., Class A	6,753,612	18,015,819
Inner Mongolia Yitai Coal Co. Ltd., Class B	11,995,202	14,814,074
Jiangsu Expressway Co. Ltd., Class H	25,090,000	34,583,531
Jiangsu Hengrui Medicine Co. Ltd., Class A	563,308	6,049,385
Jiayuan International Group Ltd.	1,840,000	895,411
Kangmei Pharmaceutical Co. Ltd., Class A	1,407,002	2,231,802
Kweichow Moutai Co. Ltd., Class A	20,190	2,276,803
Lee & Man Paper Manufacturing Ltd.	6,566,000	6,047,566
Lenovo Group Ltd.	35,644,000	32,103,121
NetEase Inc., ADR	91,924	20,519,275
New Oriental Education & Technology Group Inc., ADR(a)	199,800	16,395,588
PetroChina Co. Ltd., Class H	50,652,000	33,489,246
Ping An Insurance Group Co. of China Ltd., Class H	938,000	9,876,137
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	15,008,000	13,039,130
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	20,069,434	28,358,110
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,939,600	8,853,034
Shanghai Pudong Development Bank Co. Ltd., Class A	9,567,688	16,776,893
Shenzhen International Holdings Ltd.	2,345,000	4,839,486
Shenzhou International Group Holdings Ltd.	2,907,800	36,302,122
Sihuan Pharmaceutical Holdings Group Ltd.	17,828,000	3,724,671
SINA Corp./China(a)	36,582	2,464,529
Sinopec Shanghai Petrochemical Co. Ltd., Class H	18,760,000	9,511,682
Sinopharm Group Co. Ltd., Class H	2,626,400	11,676,904
Sun Art Retail Group Ltd.	5,628,000	5,721,348
TAL Education Group, ADR(a)	232,624	8,281,414
Tencent Holdings Ltd.	750,400	32,100,731
TravelSky Technology Ltd., Class H	2,814,000	8,155,431

S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Want Want China Holdings Ltd.	4,825,000	$3,890,832
Weibo Corp., ADR(a)(c)	42,216	3,050,106
Yum China Holdings Inc.	954,884	39,837,760
Yunnan Baiyao Group Co. Ltd., Class A(d)	363,914	4,624,478
Zhaojin Mining Industry Co. Ltd., Class H	22,043,000	23,503,772
ZTE Corp., Class H(a)	2,016,800	6,024,862

		1,433,779,911

Colombia — 0.5%
Grupo Argos SA/Colombia	458,682	2,669,388
Interconexion Electrica SA ESP	5,966,618	27,089,283

		29,758,671

Czech Republic — 0.5%
CEZ AS	133,196	3,232,697
Komercni Banka AS	372,894	15,680,421
Moneta Money Bank AS(b)	2,879,660	10,214,692

		29,127,810

Egypt — 0.4%
Commercial International Bank Egypt SAE	5,493,866	22,006,822

Greece — 0.6%
Hellenic Telecommunications Organization SA	413,658	5,252,013
JUMBO SA	189,476	3,085,317
Motor Oil Hellas Corinth Refineries SA	360,192	8,777,228
OPAP SA	494,326	5,066,004
Titan Cement Co. SA	597,506	13,104,127

		35,284,689

Hungary — 1.0%
MOL Hungarian Oil & Gas PLC	1,675,268	19,567,269
OTP Bank Nyrt	205,422	8,693,926
Richter Gedeon Nyrt	1,294,440	25,081,950

		53,343,145

India — 9.0%
Asian Paints Ltd.	1,875,062	37,044,511
Bajaj Finance Ltd.	285,152	10,620,097
Bajaj Finserv Ltd.	133,196	12,102,037
Bharti Infratel Ltd.	1,111,530	4,589,034
Britannia Industries Ltd.	471,814	20,277,861
Cadila Healthcare Ltd.	554,358	2,483,948
Cipla Ltd./India	387,394	3,020,395
Coal India Ltd.	771,036	2,474,860
Dabur India Ltd.	6,365,268	39,202,202
Eicher Motors Ltd.	8,442	2,358,270
HCL Technologies Ltd.	3,050,376	45,198,380
Hindustan Unilever Ltd.	1,349,782	32,880,966
Housing Development Finance Corp. Ltd.	430,542	11,145,167
Infosys Ltd.	5,846,554	60,359,215
InterGlobe Aviation Ltd.(b)	179,158	2,834,614
ITC Ltd.	754,152	2,926,959
Lupin Ltd.	267,330	2,870,576
Marico Ltd.	4,047,470	19,330,775
Maruti Suzuki India Ltd.	31,892	3,062,340
Nestle India Ltd.	42,210	6,314,179
Petronet LNG Ltd.	3,318,644	10,432,840
Pidilite Industries Ltd.	214,802	3,480,411
Power Grid Corp. of India Ltd.	2,734,270	7,029,209
Reliance Industries Ltd.	808,556	13,994,452
Sun Pharmaceutical Industries Ltd.	894,852	5,600,511
Tata Consultancy Services Ltd.	1,432,326	39,942,314
Tech Mahindra Ltd.	2,078,608	24,260,472

Security	Shares	Value

India (continued)
Titan Co. Ltd.	726,950	$10,478,116
Wipro Ltd.	11,734,380	60,860,973

		497,175,684

Indonesia — 4.6%
Bank Central Asia Tbk PT	45,211,600	88,623,413
Bank Mandiri Persero Tbk PT	15,664,600	7,933,910
Bank Rakyat Indonesia Persero Tbk PT	35,268,800	9,652,382
Gudang Garam Tbk PT	2,438,800	14,805,297
Hanjaya Mandala Sampoerna Tbk PT	88,548,400	23,919,241
Indofood CBP Sukses Makmur Tbk PT	13,882,400	10,090,460
Indofood Sukses Makmur Tbk PT	20,260,800	10,189,810
Jasa Marga Persero Tbk PT	10,036,695	3,727,864
Telekomunikasi Indonesia Persero Tbk PT	139,293,000	38,220,791
Unilever Indonesia Tbk PT	13,694,800	47,385,420

		254,548,588

Malaysia — 7.3%
DiGi.Com Bhd(c)	4,690,000	5,247,633
Fraser & Neave Holdings Bhd	1,500,800	13,027,970
HAP Seng Consolidated Bhd	8,160,600	19,766,853
Hong Leong Bank Bhd	9,567,600	50,067,264
IHH Healthcare Bhd	42,210,000	59,477,019
IOI Corp. Bhd	2,063,600	2,278,511
Kuala Lumpur Kepong Bhd	2,907,800	17,690,636
Malayan Banking Bhd	27,764,800	65,067,882
Maxis Bhd(c)	9,755,200	12,882,190
Nestle Malaysia Bhd	93,800	3,413,845
Petronas Chemicals Group Bhd	8,911,000	20,203,964
Petronas Dagangan Bhd	1,500,800	9,854,017
PPB Group Bhd	3,752,000	16,940,052
Public Bank Bhd	13,132,080	80,733,309
Tenaga Nasional Bhd	6,378,400	21,049,583
Westports Holdings Bhd	4,314,800	3,915,311

		401,616,039

Mexico — 1.2%
Arca Continental SAB de CV	2,814,000	15,870,922
Coca-Cola Femsa SAB de CV, Series L, NVS	750,400	4,540,669
Gruma SAB de CV, Series B	891,100	9,657,585
Infraestructura Energetica Nova SAB de CV	2,123,000	8,167,185
Wal-Mart de Mexico SAB de CV	11,068,400	28,633,764

		66,870,125

Pakistan — 0.1%
MCB Bank Ltd.	4,127,200	6,112,726

Peru — 1.3%
Credicorp Ltd.	301,098	73,193,913

Philippines — 3.2%
Aboitiz Equity Ventures Inc.	13,225,980	15,599,087
Aboitiz Power Corp.	30,578,800	20,604,625
Bank of the Philippine Islands	16,433,768	26,690,574
BDO Unibank Inc.	14,426,443	35,591,920
International Container Terminal Services Inc.	3,339,280	7,489,491
Jollibee Foods Corp.	5,524,820	32,879,729
Manila Electric Co.	1,904,140	13,533,679
Metropolitan Bank & Trust Co.	5,365,362	7,884,136
Security Bank Corp.	1,876,000	6,013,937
SM Investments Corp.	131,320	2,386,713
Universal Robina Corp.	3,132,920	8,244,208

		176,918,099

12	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland — 0.4%
Bank Polska Kasa Opieki SA	351,750	$10,547,380
CD Projekt SA(a)	86,296	4,341,635
Cyfrowy Polsat SA(a)	716,632	4,840,135

		19,729,150

Qatar — 2.9%
Barwa Real Estate Co.	1,961,358	21,247,374
Commercial Bank PQSC (The)	999,258	10,961,632
Masraf Al Rayan QSC	2,995,972	30,242,475
Qatar Electricity & Water Co. QSC	593,023	28,633,172
Qatar Islamic Bank SAQ	988,742	39,273,790
Qatar National Bank QPSC	626,740	32,267,123

		162,625,566

Russia — 0.2%
Rosneft Oil Co. PJSC	371,300	2,247,085
Rosneft Oil Co. PJSC, GDR(e)	1,361,976	8,158,236

		10,405,321

South Africa — 1.1%
AngloGold Ashanti Ltd.	350,812	5,040,365
Bidvest Group Ltd. (The)	396,774	5,871,747
Fortress REIT Ltd., Series A	15,038,954	20,237,341
Gold Fields Ltd.	885,472	3,621,870
Reinet Investments SCA	322,672	5,096,428
Sappi Ltd.	423,976	2,178,682
SPAR Group Ltd. (The)	226,058	3,210,795
Tiger Brands Ltd.	122,878	2,327,253
Vodacom Group Ltd.	1,570,212	12,968,209

		60,552,690

South Korea — 9.0%
Celltrion Inc.(a)(c)	36,307	6,601,566
Cheil Worldwide Inc.	250,446	5,578,085
CJ CheilJedang Corp.	16,884	4,833,865
CJ Logistics Corp.(a)(c)	64,722	10,933,742
Coway Co. Ltd.	98,490	8,284,124
DB Insurance Co. Ltd.	480,256	30,958,087
E-MART Inc.	37,781	6,046,572
GS Retail Co. Ltd.	87,234	3,001,650
Hanmi Science Co. Ltd.	41,084	2,969,796
Hanwha Life Insurance Co. Ltd.	878,906	3,258,681
Hyundai Glovis Co. Ltd.	45,024	5,584,465
Hyundai Marine & Fire Insurance Co. Ltd.	363,944	12,199,421
Hyundai Mobis Co. Ltd.	17,822	3,494,044
Kangwon Land Inc.(a)	978,334	26,878,741
Kia Motors Corp.	318,920	10,364,120
Korea Electric Power Corp.(a)	303,912	9,417,030
Korea Gas Corp.	61,908	2,757,705
KT Corp.	262,836	6,648,603
KT&G Corp.	529,970	49,712,666
Lotte Chemical Corp.	14,070	3,990,691
Lotte Corp.	55,342	2,612,839
Medy-Tox Inc.	5,785	2,808,402
NAVER Corp.	236,376	27,952,350
NCSoft Corp.	64,722	26,528,712
S-1 Corp.	290,780	26,371,086
Samsung Biologics Co. Ltd.(a)(b)(c)	44,086	14,738,451
Samsung Electronics Co. Ltd.	1,089,018	43,669,167
Samsung Fire & Marine Insurance Co. Ltd.	127,568	34,197,343
Samsung Life Insurance Co. Ltd.	358,316	28,258,762
SK Hynix Inc.	565,614	35,203,147

Security	Shares	Value

South Korea (continued)
SK Telecom Co. Ltd.	181,034	$41,930,610

		497,784,523

Taiwan — 14.8%
Advantech Co. Ltd.	3,979,333	30,384,977
Asustek Computer Inc.	2,814,000	20,069,631
AU Optronics Corp.	24,388,000	8,993,999
Cathay Financial Holding Co. Ltd.	4,690,000	6,903,222
Chicony Electronics Co. Ltd.	10,697,455	23,635,792
China Development Financial Holding Corp.	21,574,000	6,988,864
Chunghwa Telecom Co. Ltd.	22,512,000	78,266,989
Compal Electronics Inc.	8,442,000	5,239,134
E.Sun Financial Holding Co. Ltd.	36,582,833	26,269,414
Eva Airways Corp.	8,331,332	4,182,382
Far EasTone Telecommunications Co. Ltd.	32,830,000	76,910,727
First Financial Holding Co. Ltd.	118,188,710	79,876,697
Formosa Petrochemical Corp.	5,056,000	19,138,759
Formosa Plastics Corp.	2,814,840	9,374,721
Hon Hai Precision Industry Co. Ltd.	7,504,500	17,727,069
Hua Nan Financial Holdings Co. Ltd.	73,164,160	44,930,470
Innolux Corp.	9,380,000	3,123,974
Lite-On Technology Corp.	1,876,752	2,716,661
Mega Financial Holding Co. Ltd.	16,884,000	14,949,361
Powertech Technology Inc.	3,752,000	8,728,842
President Chain Store Corp.	3,525,000	36,479,538
Quanta Computer Inc.	3,860,000	7,174,045
Standard Foods Corp.	2,257,476	3,865,579
Synnex Technology International Corp.	16,884,000	20,572,515
Taiwan Business Bank	42,210,855	15,566,851
Taiwan Cooperative Financial Holding Co. Ltd.	136,954,953	84,994,707
Taiwan High Speed Rail Corp.	10,318,000	11,063,441
Taiwan Mobile Co. Ltd.	22,717,000	81,194,093
Taiwan Semiconductor Manufacturing Co. Ltd.	7,504,000	58,273,553
United Microelectronics Corp.	7,504,000	2,791,766
WPG Holdings Ltd.	7,362,440	9,521,067

		819,908,840

Thailand — 7.6%
Advanced Info Service PCL, NVDR	2,532,600	14,626,996
Airports of Thailand PCL, NVDR	25,044,600	53,645,712
Bangkok Dusit Medical Services PCL, NVDR	51,777,600	38,776,719
Bangkok Expressway & Metro PCL, NVDR	96,051,200	32,309,170
BTS Group Holdings PCL, NVDR	119,126,000	39,314,888
Bumrungrad Hospital PCL, NVDR	4,502,400	26,646,493
Central Pattana PCL, NVDR	1,876,000	4,494,661
CP ALL PCL, NVDR	20,823,600	51,377,545
Delta Electronics Thailand PCL, NVDR	7,316,400	16,832,654
Electricity Generating PCL, NVDR	2,626,400	22,253,036
Glow Energy PCL, NVDR	10,411,800	30,066,602
Home Product Center PCL, NVDR	34,893,600	16,609,409
IRPC PCL, NVDR	38,927,000	7,288,197
Kasikornbank PCL, NVDR	1,969,800	12,345,434
Krung Thai Bank PCL, NVDR	39,958,800	24,472,982
Minor International PCL, NVDR	4,502,400	5,536,470
PTT Global Chemical PCL, NVDR	2,063,600	4,714,929
Robinson PCL, NVDR	2,626,400	5,375,733
Siam Cement PCL (The), NVDR	656,600	9,876,347
Thai Union Group PCL, NVDR	10,974,600	6,442,843

		423,006,820

United Arab Emirates — 2.2%
DP World Ltd.	801,052	12,824,842

S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Dubai Islamic Bank PJSC	5,383,182	$7,650,479
Emaar Development PJSC	1,970,738	2,092,534
Emirates Telecommunications Group Co. PJSC	8,233,764	37,839,896
First Abu Dhabi Bank PJSC	15,315,664	63,380,913

		123,788,664

Total Common Stocks — 99.5% (Cost: $4,858,380,372)		5,514,630,374

Preferred Stocks

Brazil — 0.1%
Telefonica Brasil SA, Preference Shares, NVS	469,000	5,851,479

Colombia — 0.1%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	579,684	6,220,044

Russia — 0.1%
Transneft PJSC, Preference Shares	695	1,799,298

Total Preferred Stocks — 0.3% (Cost: $13,766,391)		13,870,821

Warrants

Thailand — 0.0%
BTS Group Holdings PCL, NVDR (Expires 11/29/19)(a)	10,792,211	246,581

Total Warrants — 0.0% (Cost: $0)		246,581

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	41,336,593	$41,353,128
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(f)(g)	12,187,281	12,187,281

		53,540,409

Total Short-Term Investments — 1.0% (Cost: $53,524,060)		53,540,409

Total Investments in Securities — 100.8% (Cost: $4,925,670,823)		5,582,288,185

Other Assets, Less Liabilities — (0.8)%		(41,751,702)

Net Assets — 100.0%		$5,540,536,483

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	74,656,625	(33,320,032)	41,336,593	$41,353,128	$759,477	(b)	$(501)	$1,579
BlackRock Cash Funds: Treasury, SL Agency Shares	14,250,979	(2,063,698)	12,187,281	12,187,281	99,806		—	—

				$53,540,409	$859,283		$(501)	$1,579

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	132	03/15/19	$6,908	$(12,418)

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$12,418

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,211,396

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(29,807)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,698,470

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,509,949,229	$—	$4,681,145	$5,514,630,374
Preferred Stocks	13,870,821	—	—	13,870,821
Warrants	246,581	—	—	246,581
Money Market Funds	53,540,409	—	—	53,540,409

	$5,577,607,040	$—	$4,681,145	$5,582,288,185

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,418)	$—	$—	$(12,418)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
Woolworths Group Ltd.	83,963	$1,712,616

Austria — 0.1%
Erste Group Bank AG	62,411	2,362,992

Belgium — 0.5%
Colruyt SA(a)	106,862	7,629,576
Proximus SADP	250,991	6,639,217
UCB SA	60,166	5,047,895

		19,316,688

Brazil — 0.1%
BB Seguridade Participacoes SA	257,500	1,874,475

Canada — 3.0%
Agnico Eagle Mines Ltd.	228,990	9,731,640
Barrick Gold Corp.	1,031,353	12,999,590
BCE Inc.	258,175	11,471,831
Fairfax Financial Holdings Ltd.	14,368	7,107,960
First Capital Realty Inc.	80,447	1,308,409
Franco-Nevada Corp.	305,769	23,017,417
Goldcorp Inc.	202,499	2,137,233
Intact Financial Corp.	233,929	19,538,489
RioCan REIT	120,332	2,296,998
Rogers Communications Inc., Class B, NVS	97,882	5,403,949
Shaw Communications Inc., Class B, NVS	199,356	4,108,217
TELUS Corp.	329,566	11,961,469
Thomson Reuters Corp.	130,210	7,075,040

		118,158,242

Chile — 0.4%
Banco de Chile	42,531,525	6,762,047
SACI Falabella	966,248	7,525,468

		14,287,515

China — 2.1%
Agricultural Bank of China Ltd., Class H	5,837,000	2,795,883
China Huishan Dairy Holdings Co. Ltd.(b)(c)	2,093,055	5,333
China Mobile Ltd.	2,469,500	25,985,465
China Railway Signal & Communication Corp. Ltd., Class H(d)	2,694,000	2,230,757
China Reinsurance Group Corp., Class H	11,601,000	2,674,948
China Resources Beer Holdings Co. Ltd.	898,000	3,346,136
China Resources Pharmaceutical Group Ltd.(d)	2,511,500	3,365,816
China Telecom Corp. Ltd., Class H	20,654,000	11,182,387
China Unicom Hong Kong Ltd.	2,694,000	3,195,131
COSCO SHIPPING Ports Ltd.	1,796,000	1,908,156
Fullshare Holdings Ltd.(a)	5,430,000	1,086,028
Guangdong Investment Ltd.	3,593,147	6,893,525
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,696,952	2,095,736
Jiangsu Expressway Co. Ltd., Class H	1,992,000	2,745,731
Lenovo Group Ltd.	4,550,000	4,098,002
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,885,831	2,664,679
Shenzhen International Holdings Ltd.	1,571,500	3,243,178
Sinopharm Group Co. Ltd., Class H	359,200	1,596,994
Yum China Holdings Inc.	77,677	3,240,684

		84,354,569

Czech Republic — 0.1%
Komercni Banka AS	60,615	2,548,898

Security	Shares	Value

Denmark — 0.5%
Chr Hansen Holding A/S	22,450	$2,289,439
Coloplast A/S, Class B	65,554	6,541,093
Pandora A/S	103,270	5,424,894
Tryg A/S	208,336	5,685,100

		19,940,526

Finland — 0.2%
Elisa OYJ	96,984	4,073,974
Sampo OYJ, Class A	87,555	4,219,259

		8,293,233

France — 0.6%
Dassault Systemes SE	17,511	2,565,254
Getlink SE	180,947	2,674,457
Hermes International	30,532	19,358,157

		24,597,868

Germany — 0.1%
TUI AG	264,910	2,819,560

Hong Kong — 3.6%
CK Infrastructure Holdings Ltd.	1,122,500	9,359,172
CLP Holdings Ltd.	1,571,754	18,621,254
Hang Seng Bank Ltd.	1,257,200	31,150,526
HK Electric Investments & HK Electric Investments Ltd.	4,490,000	4,678,871
HKT Trust & HKT Ltd.	7,111,000	11,106,125
Hong Kong & China Gas Co. Ltd.	5,028,937	11,646,930
Jardine Matheson Holdings Ltd.	179,600	12,313,376
Jardine Strategic Holdings Ltd.	44,900	1,773,550
Link REIT	1,347,000	15,229,210
MTR Corp. Ltd.	2,469,500	14,188,190
PCCW Ltd.	7,633,000	4,589,640
Power Assets Holdings Ltd.	898,000	6,234,681
Yue Yuen Industrial Holdings Ltd.	673,500	2,265,077

		143,156,602

Hungary — 0.1%
OTP Bank Nyrt	98,780	4,180,594

India — 2.0%
Asian Paints Ltd.	254,134	5,020,778
Bajaj Finserv Ltd.	49,839	4,528,315
Britannia Industries Ltd.	96,086	4,129,633
Coal India Ltd.	1,141,807	3,664,955
Dabur India Ltd.	721,992	4,446,580
Eicher Motors Ltd.	15,715	4,389,981
HCL Technologies Ltd.	403,651	5,981,024
Hero MotoCorp Ltd.	58,370	2,156,759
Hindustan Unilever Ltd.	140,088	3,412,572
Infosys Ltd.	974,779	10,063,517
InterGlobe Aviation Ltd.(d)	151,762	2,401,158
Maruti Suzuki India Ltd.	83,963	8,062,313
Petronet LNG Ltd.	987,351	3,103,941
Pidilite Industries Ltd.	202,499	3,281,067
Sun Pharmaceutical Industries Ltd.	285,564	1,787,228
Tata Consultancy Services Ltd.	215,520	6,010,062
Wipro Ltd.	185,052	959,782
Wipro Ltd., ADR(a)	893,090	5,001,304

		78,400,969

Indonesia — 0.8%
Bank Central Asia Tbk PT	9,653,500	18,922,713
Indofood CBP Sukses Makmur Tbk PT	2,903,200	2,110,199
Kalbe Farma Tbk PT	21,776,500	2,314,261

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	20,923,400	$5,741,199
Unilever Indonesia Tbk PT	942,900	3,262,531

		32,350,903

Ireland — 0.4%
AIB Group PLC	509,615	2,400,116
Kerry Group PLC, Class A	111,352	11,475,091
Ryanair Holdings PLC, ADR(c)	41,308	3,079,098

		16,954,305

Israel — 0.5%
Azrieli Group Ltd.	55,227	3,092,767
Bank Hapoalim BM	379,216	2,611,385
Bank Leumi Le-Israel BM	431,957	2,857,737
Check Point Software Technologies Ltd.(a)(c)	35,378	4,326,729
Mizrahi Tefahot Bank Ltd.	233,929	4,482,108
Nice Ltd.(c)	18,409	2,164,480

		19,535,206

Italy — 0.4%
Intesa Sanpaolo SpA	1,636,156	4,041,046
Snam SpA	2,423,253	11,989,417

		16,030,463

Japan — 12.4%
ABC-Mart Inc.	49,800	2,854,150
Ajinomoto Co. Inc.	179,600	2,716,910
ANA Holdings Inc.	179,600	6,666,432
Asahi Group Holdings Ltd.	44,900	1,938,864
Astellas Pharma Inc.	1,167,400	18,021,711
Benesse Holdings Inc.	134,700	3,660,326
Canon Inc.	673,500	19,366,453
Daiichi Sankyo Co. Ltd.	179,600	6,722,900
Daito Trust Construction Co. Ltd.	44,900	6,225,579
Daiwa House REIT Investment Corp.	3,143	7,013,306
FamilyMart UNY Holdings Co. Ltd.	238,800	6,810,906
FUJIFILM Holdings Corp.	99,600	4,465,537
Hamamatsu Photonics KK	134,700	4,743,299
Hankyu Hanshin Holdings Inc.	44,900	1,629,501
Japan Airlines Co. Ltd.	179,600	6,558,336
Japan Post Bank Co. Ltd.	718,400	8,021,660
Japan Post Holdings Co. Ltd.	1,930,700	23,500,705
Japan Prime Realty Investment Corp.	1,347	5,287,810
Japan Real Estate Investment Corp.	2,245	13,007,770
Japan Retail Fund Investment Corp.	4,668	9,409,802
KDDI Corp.	89,800	2,168,768
Keikyu Corp.(a)	134,700	2,233,706
Kintetsu Group Holdings Co. Ltd.	44,900	2,028,809
Kirin Holdings Co. Ltd.	134,700	3,011,753
Kyushu Railway Co.	224,500	7,683,660
Lawson Inc.	89,800	5,445,113
McDonald’s Holdings Co. Japan Ltd.	104,200	4,670,841
MEIJI Holdings Co. Ltd.	89,800	7,114,948
Mitsubishi Tanabe Pharma Corp.	404,100	5,829,901
Mizuho Financial Group Inc.	2,289,900	3,603,939
Nagoya Railroad Co. Ltd.	314,300	8,653,697
NEC Corp.	356,800	11,907,222
Nippon Building Fund Inc.	2,245	14,621,137
Nippon Prologis REIT Inc.	3,143	6,685,792
Nippon Telegraph & Telephone Corp.	493,900	21,300,880
Nissan Motor Co. Ltd.	1,212,300	10,480,754
Nissin Foods Holdings Co. Ltd.	89,800	6,235,663
Nitori Holdings Co. Ltd.	51,100	6,373,729

Security	Shares	Value

Japan (continued)
Nomura Real Estate Master Fund Inc.	7,184	$9,847,991
Nomura Research Institute Ltd.	44,930	1,828,359
NTT Data Corp.	628,600	6,872,136
NTT DOCOMO Inc.	1,481,700	34,493,582
Ono Pharmaceutical Co. Ltd.	179,600	3,692,190
Oracle Corp. Japan	49,800	3,717,553
Oriental Land Co. Ltd./Japan	149,400	16,413,601
Otsuka Corp.	142,300	5,119,579
Otsuka Holdings Co. Ltd.	224,500	9,361,561
Park24 Co. Ltd.	179,600	4,314,143
Sankyo Co. Ltd.	89,800	3,307,402
Secom Co. Ltd.	269,400	23,280,884
Seven & i Holdings Co. Ltd.	44,900	1,973,954
Shimamura Co. Ltd.	44,900	3,795,446
Shionogi & Co. Ltd.	39,429	2,520,452
Suntory Beverage & Food Ltd.	224,500	9,902,039
Taisho Pharmaceutical Holdings Co. Ltd.	49,800	5,041,736
Takeda Pharmaceutical Co. Ltd.	179,600	7,210,137
Terumo Corp.	46,300	2,836,561
Tobu Railway Co. Ltd.	314,300	8,780,749
Toho Co. Ltd./Tokyo	98,600	3,525,225
Toyo Suisan Kaisha Ltd.	134,700	4,997,404
Tsuruha Holdings Inc.	31,400	2,781,207
United Urban Investment Corp.	5,388	8,354,014
USS Co. Ltd.	134,700	2,453,931
West Japan Railway Co.	44,900	3,384,440
Yahoo Japan Corp.	718,400	1,923,133
Yamada Denki Co. Ltd.	1,122,500	5,424,946
Yamazaki Baking Co. Ltd.	179,600	3,075,077

		488,901,701

Malaysia — 0.9%
Hong Leong Bank Bhd	1,122,500	5,874,044
IHH Healthcare Bhd	1,840,900	2,593,965
Malayan Banking Bhd	2,559,300	5,997,818
Maxis Bhd(a)	3,098,100	4,091,183
Petronas Chemicals Group Bhd	754,000	1,709,549
Petronas Dagangan Bhd	359,200	2,358,451
Public Bank Bhd	1,751,160	10,765,769

		33,390,779

Netherlands — 0.3%
Koninklijke Ahold Delhaize NV	365,935	9,448,454
NXP Semiconductors NV	33,675	3,075,201

		12,523,655

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	312,504	3,130,681
Spark New Zealand Ltd.	1,849,431	4,701,246

		7,831,927

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR	151,762	2,525,320
Credicorp Ltd.	15,266	3,711,012

		6,236,332

Philippines — 0.4%
Bank of the Philippine Islands	1,418,849	2,304,395
BDO Unibank Inc.	2,334,809	5,760,279
Jollibee Foods Corp.	743,010	4,421,858
PLDT Inc.	73,420	1,462,154

		13,948,686

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar — 0.3%
Qatar Islamic Bank SAQ	70,493	$2,800,050
Qatar National Bank QPSC	210,132	10,818,450

		13,618,500

Singapore — 1.2%
CapitaLand Commercial Trust	3,951,200	5,672,978
CapitaLand Mall Trust	4,265,500	7,576,377
Oversea-Chinese Banking Corp. Ltd.(a)	428,700	3,509,045
SATS Ltd.	1,167,400	4,432,180
Singapore Airlines Ltd.	898,000	6,652,590
Singapore Press Holdings Ltd.	1,813,800	3,302,212
Singapore Telecommunications Ltd.	6,735,000	15,053,064

		46,198,446

South Korea — 0.4%
DB Insurance Co. Ltd.	34,573	2,228,632
KT&G Corp.	21,103	1,979,520
S-1 Corp.	28,736	2,606,092
Samsung Fire & Marine Insurance Co. Ltd.	16,164	4,333,108
SK Telecom Co. Ltd.	15,266	3,535,870

		14,683,222

Switzerland — 4.9%
Chocoladefabriken Lindt & Spruengli AG, Registered	156	11,556,716
EMS-Chemie Holding AG, Registered	12,123	7,015,569
Givaudan SA, Registered	898	2,250,859
Kuehne + Nagel International AG, Registered	91,147	11,917,182
Nestle SA, Registered	462,919	41,988,919
Novartis AG, Registered	236,623	21,624,330
Partners Group Holding AG	14,817	10,738,681
Roche Holding AG, NVS	88,453	24,621,579
Schindler Holding AG, Registered	34,124	7,583,872
Sonova Holding AG, Registered	26,042	4,879,281
Swiss Life Holding AG, Registered	7,633	3,333,020
Swiss Prime Site AG, Registered	71,840	6,075,607
Swiss Re AG	28,214	2,798,743
Swisscom AG, Registered	46,247	21,452,257
Zurich Insurance Group AG	43,104	14,278,579

		192,115,194

Taiwan — 3.1%
Asustek Computer Inc.	1,174,000	8,373,044
Chang Hwa Commercial Bank Ltd.	8,531,855	5,128,566
Chicony Electronics Co. Ltd.	903,020	1,995,203
Chunghwa Telecom Co. Ltd.	6,735,000	23,415,431
Compal Electronics Inc.	3,143,000	1,950,556
CTBC Financial Holding Co. Ltd.	3,143,000	2,129,272
E.Sun Financial Holding Co. Ltd.	9,429,260	6,770,966
Far EasTone Telecommunications Co. Ltd.	2,963,000	6,941,410
First Financial Holding Co. Ltd.	17,209,422	11,630,822
Formosa Petrochemical Corp.	1,347,000	5,098,874
Hua Nan Financial Holdings Co. Ltd.	13,470,092	8,272,050
Mega Financial Holding Co. Ltd.	16,613,000	14,709,413
Quanta Computer Inc.	1,209,000	2,247,000
Synnex Technology International Corp.	2,245,250	2,735,752
Taiwan Cooperative Financial Holding Co. Ltd.	15,175,977	9,418,263
Taiwan Mobile Co. Ltd.	2,980,000	10,650,984
WPG Holdings Ltd.	1,606,760	2,077,853

		123,545,459

Thailand — 0.9%
Advanced Info Service PCL, NVDR	269,400	1,555,916
Airports of Thailand PCL, NVDR	2,963,400	6,347,624
Bangkok Dusit Medical Services PCL, NVDR	6,465,600	4,842,147

Security	Shares	Value

Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR	12,616,900	$4,244,003
BTS Group Holdings PCL, NVDR	9,967,800	3,289,651
Bumrungrad Hospital PCL, NVDR	583,700	3,454,504
CPALL PCL, NVDR	808,200	1,994,051
Home Product Center PCL, NVDR	7,228,900	3,440,968
IRPC PCL, NVDR	11,359,700	2,126,846
Krung Thai Bank PCL, NVDR	5,837,000	3,574,902

		34,870,612

United Arab Emirates — 0.3%
Emirates Telecommunications Group Co. PJSC	1,459,699	6,708,336
First Abu Dhabi Bank PJSC	906,082	3,749,645

		10,457,981

United Kingdom — 1.2%
Admiral Group PLC	61,962	1,798,310
AstraZeneca PLC	30,532	2,493,086
Compass Group PLC	497,492	11,017,542
Direct Line Insurance Group PLC	2,299,405	10,909,453
GlaxoSmithKline PLC	577,414	11,500,309
Kingfisher PLC	567,985	1,829,010
Marks & Spencer Group PLC	1,024,169	3,718,936
Royal Mail PLC	647,458	2,435,429
RSA Insurance Group PLC	246,052	1,672,369

		47,374,444

United States — 57.4%
Abbott Laboratories	169,273	13,138,970
Accenture PLC, Class A	33,153	5,350,231
AGNC Investment Corp.	934,369	16,491,613
Alleghany Corp.	22,899	14,723,141
Allstate Corp. (The)	191,723	18,094,817
Altria Group Inc.	450,347	23,602,686
Ameren Corp.	57,921	4,126,292
American Electric Power Co. Inc.	161,191	13,080,650
American Tower Corp.	41,308	7,276,404
American Water Works Co. Inc.	95,188	9,673,005
Amphenol Corp., Class A	89,198	8,381,936
Annaly Capital Management Inc.	2,316,840	23,469,589
Anthem Inc.	19,307	5,806,194
Aon PLC	73,636	12,630,783
Apple Inc.	20,654	3,576,240
Aramark	101,025	3,061,058
Arch Capital Group Ltd.(c)	682,929	22,311,290
Arthur J Gallagher & Co.	52,853	4,243,039
AT&T Inc.	776,770	24,173,082
Athene Holding Ltd., Class A(c)	140,537	6,260,923
Automatic Data Processing Inc.	82,616	12,642,727
AutoZone Inc.(c)	15,266	14,334,316
AvalonBay Communities Inc.	119,883	23,332,828
Baxter International Inc.	223,602	16,709,777
Becton Dickinson and Co.	43,104	10,723,844
Berkshire Hathaway Inc., Class B(c)	98,331	19,794,030
Boston Scientific Corp.(c)	166,130	6,665,136
Bristol-Myers Squibb Co.	85,759	4,430,310
Broadridge Financial Solutions Inc.	103,719	10,501,549
Burlington Stores Inc.(c)	28,736	4,877,649
Camden Property Trust	56,574	5,549,344
Campbell Soup Co.	134,251	4,835,721
CH Robinson Worldwide Inc.	162,089	14,649,604
Chevron Corp.	17,960	2,147,657
Chubb Ltd.	130,659	17,495,240

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Church & Dwight Co. Inc.	278,829	$18,346,948
Cigna Corp.	12,572	2,193,060
Cincinnati Financial Corp.	112,699	9,784,527
Cisco Systems Inc.	202,499	10,483,373
Clorox Co. (The)	139,190	21,996,196
CMS Energy Corp.	45,798	2,491,411
Coca-Cola Co. (The)	665,867	30,190,410
Cognizant Technology Solutions Corp., Class A	35,022	2,485,862
Colgate-Palmolive Co.	146,374	9,641,655
Comcast Corp., Class A	326,423	12,622,777
CommScope Holding Co. Inc.(c)	147,721	3,443,377
Conagra Brands Inc.	244,512	5,714,245
Consolidated Edison Inc.	518,595	42,758,158
Constellation Brands Inc., Class A	43,553	7,367,425
Cooper Companies Inc. (The)	9,878	2,825,009
Costco Wholesale Corp.	42,206	9,232,140
Crown Castle International Corp.	123,026	14,609,338
CVS Health Corp.	202,499	11,710,517
Danaher Corp.	76,779	9,752,469
Darden Restaurants Inc.	42,655	4,782,052
Dell Technologies Inc., Class C(c)	13,021	726,832
Dollar General Corp.	117,189	13,882,209
Dominion Energy Inc.	290,503	21,523,367
DTE Energy Co.	72,738	8,987,507
Duke Energy Corp.	343,485	30,796,865
Duke Realty Corp.	186,784	5,523,203
eBay Inc.	97,433	3,619,636
Ecolab Inc.	26,418	4,462,264
Edison International	35,920	2,151,249
Eli Lilly & Co.(a)	219,561	27,728,359
Entergy Corp.	50,737	4,735,284
Equity Residential	177,804	13,102,377
Essex Property Trust Inc.	13,470	3,769,445
Estee Lauder Companies Inc. (The), Class A	13,470	2,113,982
Everest Re Group Ltd.	47,594	10,761,479
Evergy Inc.	141,884	7,932,734
Eversource Energy	80,371	5,610,700
Expeditors International of Washington Inc.	199,356	14,941,732
Extra Space Storage Inc.	54,778	5,255,401
Exxon Mobil Corp.	358,751	28,352,092
F5 Networks Inc.(c)	91,147	15,325,457
Federal Realty Investment Trust	16,613	2,219,331
Fidelity National Financial Inc.	129,761	4,553,314
Fidelity National Information Services Inc.	145,476	15,733,229
Fiserv Inc.(a)(c)	278,829	23,614,028
General Dynamics Corp.	10,327	1,757,862
General Mills Inc.	114,495	5,396,149
Genuine Parts Co.	39,961	4,346,958
Gilead Sciences Inc.	28,287	1,839,221
Harris Corp.	73,636	12,144,785
HCA Healthcare Inc.	19,756	2,746,874
HCP Inc.	341,689	10,513,771
Henry Schein Inc.(c)	92,494	5,484,894
Hershey Co. (The)	96,535	10,684,494
Home Depot Inc. (The)	54,329	10,058,471
Hormel Foods Corp.	280,176	12,148,431
Humana Inc.	24,246	6,911,080
Intel Corp.	39,063	2,068,776
International Business Machines Corp.	74,534	10,295,381
Intuit Inc.	17,511	4,327,493

Security	Shares	Value

United States (continued)
Invitation Homes Inc.	128,414	$2,953,522
Jack Henry & Associates Inc.	128,414	17,031,549
JM Smucker Co. (The)	71,840	7,608,574
Johnson & Johnson	378,956	51,780,548
Kellogg Co.	254,450	14,315,357
Kimberly-Clark Corp.	108,209	12,642,057
Kraft Heinz Co. (The)	86,657	2,876,146
L3 Technologies Inc.	16,613	3,517,803
Laboratory Corp. of America Holdings(c)	86,657	12,846,034
Liberty Broadband Corp., Class C, NVS(a)(c)	40,859	3,656,881
Liberty Property Trust	210,132	9,945,548
Lockheed Martin Corp.	110,903	34,314,497
Lowe’s Companies Inc.	23,348	2,453,641
Markel Corp.(c)	23,797	23,913,129
Marsh & McLennan Companies Inc.	312,953	29,110,888
Mastercard Inc., Class A	49,839	11,202,312
McCormick & Co. Inc./MD, NVS	200,703	27,291,594
McDonald’s Corp.	215,969	39,703,741
Medtronic PLC	176,906	16,009,993
Merck & Co. Inc.	424,754	34,528,253
Microsoft Corp.	30,981	3,470,801
Mid-America Apartment Communities Inc.	17,960	1,860,297
Mondelez International Inc., Class A	78,482	3,701,211
Motorola Solutions Inc.	250,542	35,857,571
National Retail Properties Inc.	219,561	11,439,128
Newmont Mining Corp.	378,058	12,899,339
NextEra Energy Inc.	159,844	30,005,916
Nordstrom Inc.	62,411	2,950,792
Northrop Grumman Corp.	45,349	13,149,396
O’Reilly Automotive Inc.(c)	21,552	8,016,482
Occidental Petroleum Corp.	96,086	6,356,089
Oracle Corp.	71,840	3,745,019
Palo Alto Networks Inc.(c)	38,541	9,491,492
Paychex Inc.	321,933	24,795,280
PepsiCo Inc.	307,565	35,566,817
Pfizer Inc.	683,827	29,643,900
Philip Morris International Inc.	44,451	3,864,570
Pinnacle West Capital Corp.	22,450	2,104,463
Procter & Gamble Co. (The)	350,669	34,558,430
Progressive Corp. (The)	178,702	13,027,376
Public Storage	122,128	25,828,851
Raytheon Co.	168,824	31,485,676
Realty Income Corp.	120,332	8,322,161
RenaissanceRe Holdings Ltd.	66,901	9,837,792
Republic Services Inc.	386,589	30,320,175
Rollins Inc.	71,391	2,831,367
Ross Stores Inc.	162,538	15,413,479
Simon Property Group Inc.	57,023	10,330,287
Southern Co. (The)	656,438	32,618,404
Starbucks Corp.	216,867	15,237,075
Stryker Corp.	130,210	24,545,887
Synopsys Inc.(c)	35,920	3,652,346
Sysco Corp.	141,435	9,553,934
Tapestry Inc.	179,151	6,259,536
Target Corp.	51,186	3,718,151
TJX Companies Inc. (The)	660,695	33,887,047
Travelers Companies Inc. (The)	119,883	15,933,650
Twenty-First Century Fox Inc., Class B	39,694	1,991,051
Tyson Foods Inc., Class A	37,267	2,297,883
UDR Inc.	294,544	13,083,645

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Min Vol Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ulta Salon Cosmetics & Fragrance Inc.(c)	9,429	$2,946,468
UnitedHealth Group Inc.	96,535	23,382,708
Universal Health Services Inc., Class B	26,042	3,615,411
Varian Medical Systems Inc.(c)	28,736	3,860,969
Ventas Inc.	136,047	8,536,949
VeriSign Inc.(c)	33,675	5,995,497
Verizon Communications Inc.	663,958	37,792,489
Visa Inc., Class A	204,744	30,326,681
Walmart Inc.	296,789	29,379,143
Walt Disney Co. (The)	41,757	4,711,860
Waste Management Inc.	466,960	47,279,700
WEC Energy Group Inc.	354,261	27,023,029
Welltower Inc.	92,494	6,873,229
Worldpay Inc., Class A(c)	39,063	3,742,235
WP Carey Inc.	184,988	13,665,064
WR Berkley Corp.	158,484	13,258,771
Xcel Energy Inc.	496,594	27,243,147
Yum! Brands Inc.	90,698	8,570,961

		2,258,298,484

Total Common Stocks — 99.6% (Cost: $3,453,197,105)		3,914,871,646

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	47,476,690	47,495,681

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	3,429,491	$3,429,491

		50,925,172

Total Short-Term Investments — 1.3% (Cost: $50,920,754)		50,925,172

Total Investments in Securities — 100.9% (Cost: $3,504,117,859)		3,965,796,818

Other Assets, Less Liabilities — (0.9)%		(34,312,461)

Net Assets — 100.0%		$3,931,484,357

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		NetRealized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	40,988,658	6,488,032	47,476,690	$47,495,681	$157,901	(b)	$10,582		$(7,122)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,646,867	(217,376)	3,429,491	3,429,491	70,827		—		—

				$50,925,172	$228,728		$10,582		$(7,122)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	49	03/15/19	$4,579	$223,500
MSCI Emerging Markets E-Mini	39	03/15/19	2,041	70,886
S&P 500 E-Mini Index	33	03/15/19	4,595	276,888

				$571,274

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Min Vol Global ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$571,274

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(576,477)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$494,766

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,589,663

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,914,866,313	$—	$5,333	$3,914,871,646
Money Market Funds	50,925,172	—	—	50,925,172

	$3,965,791,485	$—	$5,333	$3,965,796,818

Derivative financial instruments(a)
Assets
Futures Contracts	$571,274	$—	$—	$571,274

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.4%
BB Seguridade Participacoes SA	400,200	$2,913,262
Cia. de Saneamento Basico do Estado de Sao Paulo	193,200	2,027,177
Hypera SA	200,100	1,435,288
IRB Brasil Resseguros S/A	62,100	1,473,742
Lojas Renner SA	407,100	4,698,163
M. Dias Branco SA	62,100	777,937
Magazine Luiza SA	41,400	1,914,871
Petrobras Distribuidora SA	41,400	269,910
Porto Seguro SA	53,300	796,462
Sul America SA	117,378	951,481
TIM Participacoes SA	489,900	1,544,062

		18,802,355

Chile — 0.4%
Cia. Cervecerias Unidas SA	85,284	1,207,970

China — 36.3%
51job Inc., ADR(a)(b)	14,007	1,012,146
Agile Group Holdings Ltd.	828,000	1,034,763
Alibaba Group Holding Ltd., ADR(a)	35,949	6,579,745
Angang Steel Co. Ltd., Class A	6,900	5,843
Angang Steel Co. Ltd., Class H	658,000	489,531
Anhui Conch Cement Co. Ltd., Class A	41,400	219,206
Anhui Conch Cement Co. Ltd., Class H	690,000	3,946,725
ANTA Sports Products Ltd.	69,000	404,342
Beijing Capital International Airport Co. Ltd., Class H	966,000	966,025
BOC Aviation Ltd.(c)	117,300	1,014,633
BYD Electronic International Co. Ltd.	379,500	485,386
China Agri-Industries Holdings Ltd.	1,311,000	465,960
China CITIC Bank Corp. Ltd., Class H	4,761,000	3,093,213
China Communications Services Corp. Ltd., Class H	1,380,000	1,387,067
China Conch Venture Holdings Ltd.	931,500	3,109,035
China Everbright Ltd.	552,000	1,115,279
China Longyuan Power Group Corp. Ltd., Class H	1,794,000	1,339,249
China Medical System Holdings Ltd.	759,000	798,662
China Mobile Ltd.	931,500	9,801,766
China Oriental Group Co. Ltd.	690,000	462,356
China Reinsurance Group Corp., Class H	3,381,000	779,588
China Resources Cement Holdings Ltd.	1,380,000	1,469,693
China Telecom Corp. Ltd., Class H	8,004,000	4,333,486
China Travel International Investment Hong Kong Ltd.	1,242,000	368,654
China Zhongwang Holdings Ltd.	938,400	497,305
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,449,000	906,340
COSCO SHIPPING Ports Ltd.	966,000	1,026,324
CSPC Pharmaceutical Group Ltd.	2,484,000	4,240,312
Dongfeng Motor Group Co. Ltd., Class H	1,518,000	1,614,729
Guangzhou Automobile Group Co. Ltd., Class H	1,656,000	2,035,772
Haitian International Holdings Ltd.	345,000	754,185
Henan Shuanghui Investment & Development Co. Ltd., Class A	20,670	74,558
Hua Hong Semiconductor Ltd.(c)	276,000	645,540
Huaneng Renewables Corp. Ltd., Class H	2,760,000	840,327
Jiangsu Expressway Co. Ltd., Class H	690,000	951,082
Kingboard Holdings Ltd.	379,500	1,329,492
Kingboard Laminates Holdings Ltd.	621,000	761,041
Kingdee International Software Group Co. Ltd.	1,311,000	1,419,590
Lee & Man Paper Manufacturing Ltd.	897,000	826,175
Logan Property Holdings Co. Ltd.	828,000	1,179,271
Luye Pharma Group Ltd.(b)(c)	310,500	231,793

Security	Shares	Value

China (continued)
Maanshan Iron & Steel Co. Ltd., Class A	62,100	$36,452
Maanshan Iron & Steel Co. Ltd., Class H	966,000	460,246
Nexteer Automotive Group Ltd.	533,000	759,120
Nine Dragons Paper Holdings Ltd.	897,000	930,161
Noah Holdings Ltd., ADR(a)(b)	16,008	924,462
People’s Insurance Co. Group of China Ltd. (The), Class H	4,209,000	1,908,844
PICC Property & Casualty Co. Ltd., Class H	3,865,000	4,628,271
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,104,000	959,168
Shanghai Industrial Holdings Ltd.	276,000	618,818
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	448,500	1,007,865
Shenzhen International Holdings Ltd.	552,000	1,139,188
Shui On Land Ltd.	2,070,000	516,854
Sihuan Pharmaceutical Holdings Group Ltd.	2,139,000	446,885
Sino Biopharmaceutical Ltd.	4,002,000	3,471,887
Sino-Ocean Group Holding Ltd.	1,725,000	806,486
Sinopec Engineering Group Co. Ltd., Class H	759,000	689,402
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,794,000	909,593
Sinotrans Ltd., Class H	1,173,000	551,399
Sinotruk Hong Kong Ltd.	379,500	690,369
SSY Group Ltd.	828,000	734,144
Sun Art Retail Group Ltd.	1,345,500	1,367,817
Tencent Holdings Ltd.	172,500	7,379,233
Towngas China Co. Ltd.	621,000	495,230
Uni-President China Holdings Ltd.	759,000	675,866
Yum China Holdings Inc.	179,814	7,501,840
Yuzhou Properties Co. Ltd.	897,000	437,656
YY Inc., ADR(a)	27,393	1,931,206
Zhongsheng Group Holdings Ltd.	310,500	721,486

		106,716,137

Czech Republic — 0.3%
Moneta Money Bank AS(c)	284,280	1,008,394

Egypt — 0.2%
Eastern Tobacco	500,146	476,452

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	58,857	687,455

India — 3.8%
Dr. Reddy’s Laboratories Ltd.	55,131	2,039,830
Glenmark Pharmaceuticals Ltd.	79,626	667,839
Hero MotoCorp Ltd.	28,635	1,058,057
Hindustan Petroleum Corp. Ltd.	347,691	1,091,816
Marico Ltd.	112,263	536,170
Page Industries Ltd.	3,105	972,949
Petronet LNG Ltd.	287,937	905,189
REC Ltd.	392,127	751,713
Tech Mahindra Ltd.	267,651	3,123,889

		11,147,452

Indonesia — 2.2%
Adaro Energy Tbk PT	8,197,200	763,343
Bank Danamon Indonesia Tbk PT	1,642,200	995,184
Bank Negara Indonesia Persero Tbk PT	255,300	159,704
Bank Tabungan Negara Persero Tbk PT	2,353,000	406,454
Bukit Asam Tbk PT	1,621,500	458,758
Indah Kiat Pulp & Paper Corp. Tbk PT	1,559,400	1,222,135
Pabrik Kertas Tjiwi Kimia Tbk PT	793,500	630,344

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	952,200	$1,793,730

		6,429,652

Malaysia — 2.5%
AirAsia Group Bhd	869,400	592,214
Alliance Bank Malaysia Bhd	593,400	577,859
AMMB Holdings Bhd	924,600	1,016,344
Hartalega Holdings Bhd	759,000	933,235
Nestle Malaysia Bhd	27,600	1,004,500
PPB Group Bhd	345,020	1,557,744
Sime Darby Bhd	1,359,300	725,361
Top Glove Corp. Bhd	800,400	893,598

		7,300,855

Mexico — 0.3%
Megacable Holdings SAB de CV, CPO	165,600	756,690

Peru — 1.3%
Credicorp Ltd.	15,939	3,874,612

Philippines — 0.2%
DMCI Holdings Inc.	2,318,400	511,016

Poland — 0.9%
Dino Polska SA(a)(c)	27,807	787,442
Jastrzebska Spolka Weglowa SA(a)	29,739	453,345
PGE Polska Grupa Energetyczna SA(a)	479,757	1,472,855

		2,713,642

Qatar — 1.1%
Barwa Real Estate Co.	109,434	1,185,498
Commercial Bank PQSC (The)	112,401	1,233,013
Ooredoo QPSC	46,437	850,996

		3,269,507

Russia — 3.0%
Inter RAOUES PJSC	18,009,000	1,069,943
Magnitogorsk Iron & Steel Works PJSC	1,242,000	838,728
Mobile TeleSystems PJSC, ADR	17,388	134,409
Tatneft PJSC	570,630	6,720,655

		8,763,735

South Africa — 5.3%
Bidvest Group Ltd. (The)	191,958	2,840,733
Capitec Bank Holdings Ltd.	22,977	2,134,622
Exxaro Resources Ltd.	142,209	1,534,461
Investec Ltd.	163,116	1,062,226
Kumba Iron Ore Ltd.	36,432	967,366
Liberty Holdings Ltd.	74,037	542,376
Mondi Ltd.	67,620	1,592,918
Mr. Price Group Ltd.	145,935	2,240,818
Netcare Ltd.	589,191	1,066,075
RMB Holdings Ltd.	129,041	735,332
Telkom SA SOC Ltd.	165,462	824,015

		15,540,942

South Korea — 15.3%
BNK Financial Group Inc.	154,353	973,026
Daelim Industrial Co. Ltd.	16,146	1,343,705
DB Insurance Co. Ltd.	28,497	1,836,963
DGB Financial Group Inc.	100,050	754,356
E-MART Inc.	12,006	1,921,472
Hana Financial Group Inc.	171,180	5,912,993
Hankook Tire Co. Ltd.	42,918	1,631,319
Hanwha Chemical Corp.	60,444	1,257,571

Security	Shares	Value

South Korea (continued)
Hanwha Corp.	24,909	$712,034
Hanwha Life Insurance Co. Ltd.	186,162	690,225
Hyundai Department Store Co. Ltd.	8,195	705,322
Hyundai Marine & Fire Insurance Co. Ltd.	36,087	1,209,638
Hyundai Steel Co.	46,023	2,039,874
Kumho Petrochemical Co. Ltd.	10,419	886,546
LG Corp.	37,329	2,489,264
LG Uplus Corp.	63,963	853,067
Orange Life Insurance Ltd.(c)	19,803	628,583
POSCO Chemtech Co. Ltd.(b)	13,455	824,264
Samsung Electronics Co. Ltd.	176,157	7,063,822
SK Hynix Inc.	117,783	7,330,675
SK Telecom Co. Ltd.	11,799	2,732,853
Yuhan Corp.	5,145	1,191,671

		44,989,243

Taiwan — 12.2%
Asia Cement Corp.	1,242,000	1,565,792
AU Optronics Corp.	4,899,000	1,806,692
Chicony Electronics Co. Ltd.	331,169	731,711
China Life Insurance Co. Ltd./Taiwan	1,518,599	1,418,606
Far Eastern New Century Corp.	1,794,000	1,777,882
Feng TAY Enterprise Co. Ltd.	207,880	1,306,997
Innolux Corp.	5,106,000	1,700,534
Inventec Corp.	1,449,000	1,120,537
Lite-On Technology Corp.	1,173,718	1,698,995
Micro-Star International Co. Ltd.	414,000	1,100,359
Nanya Technology Corp.	414,000	836,703
Novatek Microelectronics Corp.	345,000	1,916,885
Phison Electronics Corp.	69,000	627,752
Powertech Technology Inc.	207,000	481,575
Realtek Semiconductor Corp.	276,000	1,596,283
Ruentex Development Co. Ltd.	345,000	543,678
Ruentex Industries Ltd.	193,400	511,519
Shin Kong Financial Holding Co. Ltd.	5,037,742	1,510,840
Synnex Technology International Corp.	759,000	924,813
Taiwan Business Bank	2,208,004	814,285
Taiwan Semiconductor Manufacturing Co. Ltd.	621,000	4,822,478
United Microelectronics Corp.	6,141,000	2,284,680
Win Semiconductors Corp.	192,000	1,091,742
Wistron Corp.	1,252,063	868,570
WPG Holdings Ltd.	897,160	1,160,202
Yageo Corp.	163,358	1,836,527

		36,056,637

Thailand — 1.0%
Central Pattana PCL, NVDR	772,800	1,851,532
Robinson PCL, NVDR	296,700	607,287
TMB Bank PCL, NVDR	6,127,200	443,317

		2,902,136

Turkey — 0.3%
TAV Havalimanlari Holding AS	104,328	544,133
Turkiye Sise ve Cam Fabrikalari AS	374,118	472,733

		1,016,866

United Arab Emirates — 1.2%
Aldar Properties PJSC	2,255,886	1,093,242
Dubai Islamic Bank PJSC	792,603	1,126,433

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Emaar Properties PJSC	1,007,676	$1,344,299

		3,563,974

Total Common Stocks — 94.4% (Cost: $287,513,661)		277,735,722

Preferred Stocks

Brazil — 2.2%
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,973,438	6,509,281

Russia — 0.8%
Surgutneftegas PJSC, Preference Shares, NVS	3,933,000	2,397,834

South Korea — 2.0%
Samsung Electronics Co. Ltd., Preference Shares, NVS	178,089	5,700,368

Total Preferred Stocks — 5.0% (Cost: $13,434,329)		14,607,483

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	1,371,986	1,372,534

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	191,684	$191,684

		1,564,218

Total Short-Term Investments — 0.5% (Cost: $1,563,815)		1,564,218

Total Investments in Securities — 99.9% (Cost: $302,511,805)		293,907,423

Other Assets, Less Liabilities — 0.1%		292,690

Net Assets — 100.0%		$294,200,113

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,667,698	—	(6,295,712	)(b)	1,371,986	$1,372,534	$13,564	(c)	$42	$(252)
BlackRock Cash Funds: Treasury, SL Agency Shares	315,226	—	(123,542	)(b)	191,684	191,684	5,569		—	—
iShares MSCI India ETF	269,999	—	(269,999)		—	—	—		(511,127)	(462,793)

						$1,564,218	$19,133		$(511,085)	$(463,045)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net offees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	34	03/15/19	$1,779	$83,948

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$83,948

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(22,624)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$99,043

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,091,938

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$277,735,722	$—	$—	$277,735,722
Preferred Stocks	14,607,483	—	—	14,607,483
Money Market Funds	1,564,218	—	—	1,564,218

	$293,907,423	$—	$—	$293,907,423

Derivative financial instruments(a)
Assets
Futures Contracts	$83,948	$—	$—	$83,948

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.0%
Atacadao Distribuicao Comercio e Industria Ltda	151,000	$785,953
B3 SA - Brasil, Bolsa, Balcao	422,800	3,696,717
Banco Bradesco SA	135,902	1,396,255
Banco do Brasil SA	135,900	1,833,622
Banco Santander Brasil SA	106,900	1,281,004
Cielo SA	211,400	612,737
Cosan SA	166,100	1,935,490
Engie Brasil Energia SA	131,000	1,437,760
Klabin SA	105,700	508,454
Localiza Rent a Car SA	90,630	834,949
Lojas Renner SA	45,300	522,787
M. Dias Branco SA	45,300	567,480
Natura Cosmeticos SA	105,700	1,363,580
Petrobras Distribuidora SA	75,500	492,227
Ultrapar Participacoes SA	135,900	1,935,449
WEGSA	241,680	1,187,053

		20,391,517

Chile — 0.9%
Banco Santander Chile	12,873,354	1,028,177
Empresas COPEC SA	175,311	2,382,725
Enel AmericasSA	6,840,300	1,190,844

		4,601,746

China — 29.1%
3SBio Inc.(a)	302,000	499,371
AAC Technologies Holdings Inc.	109,500	650,740
Agricultural Bank ofChina Ltd., Class H	1,510,000	723,280
Alibaba Group Holding Ltd., ADR(b)(c)	122,914	22,496,949
Alibaba Health Information Technology Ltd.(b)	604,000	619,404
Alibaba Pictures Group Ltd.(b)	4,530,000	836,773
BAIC Motor Corp. Ltd., Class H(a)	830,500	527,936
Baidu Inc., ADR(b)	16,912	2,748,876
Bank of China Ltd., Class H	3,020,000	1,408,087
Baozun Inc., ADR(b)(c)	15,855	593,770
BBMG Corp., Class H	1,963,000	720,202
BOC Aviation Ltd.(a)	120,800	1,044,908
Brilliance China Automotive Holdings Ltd.	604,000	591,704
BYD Co. Ltd., Class H(c)	151,000	965,655
BYD Electronic International Co. Ltd.	453,000	579,393
CAR Inc.(b)	1,510,000	1,327,295
China Agri-Industries Holdings Ltd.	1,359,000	483,020
China CITIC Bank Corp. Ltd., Class H	604,000	392,418
China Construction Bank Corp., Class H	9,513,000	8,458,908
China Everbright Bank Co. Ltd., Class H	2,567,000	1,229,575
China Everbright International Ltd.	1,057,666	1,034,787
China Everbright Ltd.	346,000	699,070
China First Capital Group Ltd.(b)	1,208,000	535,535
China International Capital Corp. Ltd., Class H(a)	483,200	1,122,776
China Life Insurance Co. Ltd., Class H	302,000	831,002
China Longyuan Power Group Corp. Ltd., Class H	1,208,000	901,791
China Mengniu DairyCo. Ltd.	246,000	759,956
China Merchants Bank Co. Ltd., Class H	830,500	3,808,759
China Minsheng BankingCorp. Ltd., Class H	2,189,500	1,690,281
China Mobile Ltd.	255,000	2,683,253
China Molybdenum Co. Ltd., Class H	2,325,000	1,113,659
China Oilfield Services Ltd., Class H	582,000	576,083
China Overseas Land & Investment Ltd.	302,000	1,111,850
China Pacific Insurance Group Co. Ltd., Class H	241,600	909,486
China Petroleum &Chemical Corp., Class H	906,000	782,527

Security	Shares	Value

China (continued)
China Shenhua Energy Co. Ltd., Class H	226,500	$558,618
China Tower Corp. Ltd., Class H(a)(b)	6,342,000	1,502,729
China Travel International Investment Hong Kong Ltd.	3,322,000	986,045
China Vanke Co. Ltd., Class H	196,300	745,209
CNOOC Ltd.	1,359,000	2,344,118
Country Garden Holdings Co. Ltd.	453,000	596,706
Country Garden Services Holdings Co. Ltd.(b)	755,000	1,242,656
CSPC Pharmaceutical Group Ltd.	604,000	1,031,058
Ctrip.com International Ltd., ADR(b)(c)	32,918	1,123,491
Fosun International Ltd.	906,000	1,491,187
GDS Holdings Ltd., ADR(b)	17,516	582,757
Geely Automobile Holdings Ltd.	1,395,000	2,619,468
Genscript Biotech Corp.(b)	302,000	564,774
Greentown China Holdings Ltd.	604,000	513,221
Greentown Service Group Co. Ltd.	604,000	550,924
Guangzhou Automobile Group Co. Ltd., Class H	605,200	743,991
HengTen Networks Group Ltd.(b)	13,892,000	495,523
Huaneng Renewables Corp. Ltd., Class H	2,822,000	859,204
Huazhu Group Ltd., ADR	15,855	556,035
Hutchison China MediTech Ltd., ADR(b)	18,422	480,630
Industrial &Commercial Bank of China Ltd., Class H	4,832,000	3,717,965
JD.com Inc., ADR(b)	43,035	1,192,500
Kingboard Holdings Ltd.	151,000	528,994
Kingboard Laminates Holdings Ltd.	453,000	555,156
Kingdee International Software Group Co. Ltd.	1,359,000	1,471,566
Lee & Man Paper Manufacturing Ltd.	604,000	556,310
Legend Holdings Corp., Class H(a)	347,300	966,713
Lenovo Group Ltd.	2,114,000	1,903,995
MMG Ltd.(b)	2,416,000	1,144,936
Momo Inc., ADR(b)	15,704	520,902
Net Ease Inc., ADR	3,624	808,949
New Oriental Education & Technology Group Inc., ADR(b)	11,174	916,938
PetroChina Co. Ltd., Class H	604,000	399,343
Ping An Insurance Group Co. of China Ltd., Class H	528,500	5,564,540
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	151,000	535,727
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	679,500	1,526,966
Shenzhou International Group Holdings Ltd.	135,900	1,696,629
Shui On Land Ltd.	3,624,000	904,869
Sino Biopharmaceutical Ltd.	755,000	654,991
Sinopharm Group Co. Ltd., Class H	120,800	537,074
Sinotrans Ltd., Class H.	1,510,000	709,814
SOHO China Ltd.(b)	2,491,500	1,063,279
Sunac China Holdings Ltd.	312,000	1,305,664
SunnyOptical Technology Group Co. Ltd.	45,300	536,689
TAL Education Group, ADR(b)	20,536	731,082
Tencent Holdings Ltd.	589,200	25,204,892
Tong Ren Tang Technologies Co. Ltd., Class H	302,000	395,495
Towngas China Co. Ltd.	761,000	606,877
TravelSky Technology Ltd., Class H	314,000	910,023
Vipshop Holdings Ltd., ADR(b)	74,594	535,585
Wuxi Biologics Cayman Inc.(a)(b)	151,000	1,433,094
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	543,600	623,252
Xinyi Solar Holdings Ltd.	1,554,000	764,152
Yanzhou Coal Mining Co. Ltd., Class H	604,000	599,399
Yuzhou Properties Co. Ltd.	1,057,000	515,721
Zhongsheng Group Holdings Ltd. .	377,500	877,169

		147,964,673

Colombia — 0.8%
Bancolombia SA	44,545	520,502

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Colombia (continued)
Cementos Argos SA	807,246	$2,131,369
Ecopetrol SA	471,875	478,127
Grupo Argos SA/Colombia	139,524	811,987

		3,941,985

Czech Republic — 0.3%
Komercni Banka AS	33,371	1,403,271

Egypt — 0.1%
Commercial International Bank Egypt SAE	113,050	452,845

Greece — 0.2%
Hellenic Telecommunications Organization SA	66,640	846,095

Hungary — 0.7%
MOLHungarian Oil & Gas PLC	302,906	3,537,967

India — 9.0%
Asian Paints Ltd.	157,342	3,108,515
Axis Bank Ltd., GDR(b)	58,320	2,898,504
Bajaj Finance Ltd.	25,066	933,549
Bharat Petroleum Corp. Ltd.	121,253	575,441
Bharti Airtel Ltd.	167,761	750,164
Bharti Infratel Ltd.	126,387	521,798
Dabur India Ltd.	305,624	1,882,267
Eicher Motors Ltd.	2,114	590,545
HCL Technologies Ltd.	83,503	1,237,290
Hindalco Industries Ltd.	195,998	539,416
Hindustan Unilever Ltd.	113,703	2,769,828
Housing Development Finance Corp. Ltd.	165,647	4,287,999
Indiabulls Housing Finance Ltd.	79,728	734,494
Indian Oil Corp. Ltd.	410,267	834,075
Infosys Ltd.	398,489	4,113,959
Infosys Ltd., ADR	152,661	1,636,526
Mahindra & Mahindra Ltd.	46,206	419,598
Mahindra & Mahindra Ltd., GDR	155,379	1,429,487
Marico Ltd.	237,070	1,132,250
Nestle India Ltd.	9,513	1,423,046
Piramal Enterprises Ltd.	15,553	508,741
Power Grid Corp. of India Ltd.	178,633	459,226
Reliance Industries Ltd.	38,354	663,829
Reliance Industries Ltd., GDR(a)	90,751	3,149,060
Tata Consultancy Services Ltd.	166,100	4,631,919
Tech Mahindra Ltd.	49,377	576,304
Titan Co. Ltd.	84,409	1,216,655
Wipro Ltd.	85,919	445,623
Wipro Ltd., ADR(c)	193,884	1,085,750
Yes Bank Ltd.	371,611	1,207,682

		45,763,540

Indonesia — 1.9%
Astra International Tbk PT	4,348,800	2,210,337
Bank Danamon Indonesia Tbk PT	921,100	558,193
Bank Mandiri Persero Tbk PT	2,582,100	1,307,799
Bank Negara Indonesia Persero Tbk PT	1,253,300	784,008
Bank Rakyat Indonesia Persero Tbk PT	3,382,400	925,697
Indah Kiat Pulp & Paper Corp. Tbk PT	604,000	473,368
Kalbe Farma Tbk PT	4,681,000	497,465
Telekomunikasi Indonesia Persero Tbk PT	3,503,200	961,248
Unilever Indonesia Tbk PT	211,400	731,466
United Tractors Tbk PT	634,200	1,194,690

		9,644,271

Security	Shares	Value

Malaysia — 2.9%
Axiata Group Bhd	679,500	$695,124
CIMB Group Holdings Bhd	921,100	1,325,079
Malayan Banking Bhd.	573,800	1,344,723
Maxis Bhd(c)	1,041,900	1,375,877
Nestle Malaysia Bhd	53,100	1,932,571
Petronas Dagangan Bhd	135,900	892,298
Public Bank Bhd	785,200	4,827,247
RHB Bank Bhd	377,500	525,427
Sime Darby Plantation Bhd	1,147,600	1,439,262
Telekom Malaysia Bhd	875,800	656,877

		15,014,485

Mexico — 2.6%
Alsea SAB de CV	332,200	841,467
Arca Continental SAB de CV	332,200	1,873,604
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	377,500	518,560
Cemex SAB de CV, CPO(b)	2,989,800	1,467,783
Coca-Cola Femsa SAB de CV, Series L, NVS	468,100	2,832,472
Fomento Economico Mexicano SAB de CV	45,300	411,142
Grupo Financiero Banorte SAB de CV, Class O	377,500	2,054,063
Infraestructura Energetica Nova SAB de CV	483,200	1,858,871
Kimberly-Clark de Mexico SAB de CV, Class A	724,800	1,171,668

		13,029,630

Peru — 0.1%
Credicorp Ltd.	2,265	550,599

Philippines — 0.6%
BDO Unibank Inc.	401,660	990,948
Globe Telecom Inc.	14,345	526,982
JG Summit HoldingsInc.	308,040	394,281
SM Prime Holdings Inc.	1,872,400	1,388,371

		3,300,582

Poland — 0.9%
Bank Polska Kasa Opieki SA	33,069	991,588
KGHM Polska Miedz SA(b)	52,699	1,412,838
Polski Koncern Naftowy ORLEN SA	61,004	1,645,179
Santander Bank Polska SA	7,701	767,145

		4,816,750

Qatar — 0.8%
Commercial Bank PQSC (The)	78,671	863,003
Ooredoo QPSC	49,679	910,408
Qatar National Bank QPSC	40,166	2,067,909

		3,841,320

Russia — 3.7%
AlrosaPJSC	407,700	588,384
Gazprom PJSC	308,040	743,218
Gazprom PJSC, ADR	96,338	457,027
Inter RAOUES PJSC	24,311,000	1,444,355
LUKOIL PJSC	59,645	4,979,147
LUKOIL PJSC, ADR	5,436	452,275
Novatek PJSC, GDR(d)	17,063	2,957,018
Novolipetsk Steel PJSC	366,930	882,241
Polymetal International PLC	102,272	1,178,854
Rosneft Oil Co. PJSC	2,040	12,346
Rosneft Oil Co. PJSC, GDR(d)	85,315	511,037
Sberbank of Russia PJSC	73,710	232,440
Sberbank of Russia PJSC, ADR	253,529	3,235,030
TatneftPJSC	105,700	1,244,893

		18,918,265

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa — 6.8%
Absa Group Ltd.	55,568	$713,768
Aspen Pharmacare Holdings Ltd.	44,696	443,272
Bidvest Group Ltd. (The)	36,089	534,071
Clicks Group Ltd.	36,844	473,417
Exxaro Resources Ltd.	73,990	798,366
FirstRand Ltd.	332,200	1,519,236
Foschini Group Ltd. (The)	40,770	498,171
Growthpoint Properties Ltd.	970,628	1,685,828
Investec Ltd.	367,534	2,393,415
Kumba Iron Ore Ltd.	42,884	1,138,683
Mondi Ltd.	88,335	2,080,899
Mr. Price Group Ltd.	31,106	477,630
MTN Group Ltd.	105,549	626,988
Multichoice Group Ltd.	43,035	321,538
Naspers Ltd., Class N	42,884	9,288,656
Nedbank Group Ltd.	38,203	772,755
NEPI Rockcastle PLC	92,714	780,486
Netcare Ltd.	554,623	1,003,528
Old Mutual Ltd.	1,484,632	2,455,028
Sanlam Ltd.	91,959	514,669
Sasol Ltd.	15,553	475,528
Standard Bank Group Ltd.	169,422	2,334,794
Vodacom Group Ltd.	326,160	2,693,720
Woolworths Holdings Ltd./South Africa	180,898	589,269

		34,613,715

South Korea — 12.6%
Amorepacific Corp.	5,436	966,658
AMOREPACIFIC Group	15,553	1,013,635
BNK Financial Group Inc.	94,375	594,931
Celltrion Inc.(b)	5,226	950,224
DGB Financial Group Inc.	207,927	1,567,726
GS Engineering & Construction Corp.	15,855	603,355
GS Holdings Corp.	30,502	1,453,638
Hana Financial Group Inc.	26,320	909,160
Hankook Tire Co. Ltd.	33,069	1,256,957
Hyundai Engineering & Construction Co. Ltd.	9,815	499,171
Hyundai Marine & Fire Insurance Co. Ltd.	17,818	597,260
Hyundai Motor Co.	4,379	492,526
KB Financial Group Inc.	69,309	2,733,044
LG Chem Ltd.	7,399	2,568,960
LG Corp.	19,479	1,298,946
LG DisplayCo. Ltd.(b)	89,845	1,697,525
LG Electronics Inc.	29,143	1,826,782
LG Household & Health Care Ltd.	1,208	1,338,284
LG Innotek Co. Ltd.	5,587	536,495
Lotte Chemical Corp.	2,869	813,738
NAVER Corp.	11,778	1,392,793
NCSoft Corp.	1,661	680,822
POSCO	16,610	3,884,085
SamsungCard Co. Ltd.	14,798	448,006
Samsung Electro-Mechanics Co. Ltd.	6,493	617,721
Samsung Electronics Co. Ltd.	463,268	18,576,853
Samsung Fire & Marine Insurance Co. Ltd.	5,134	1,376,279
SamsungSDI Co. Ltd.	6,040	1,275,451
Shinhan Financial Group Co. Ltd.	101,321	3,932,303
SK Holdings Co. Ltd.	7,550	1,829,266
SKHynix Inc.	43,488	2,706,642
SK Innovation Co. Ltd.	7,852	1,312,506
SK Telecom Co. Ltd.	5,436	1,259,072
S-Oil Corp.	8,456	751,845

Security	Shares	Value

South Korea (continued)
ViroMed Co. Ltd.(b)	2,114	$522,156

		64,284,815

Taiwan — 12.1%
Acer Inc.	1,510,000	998,440
ASE Technology Holding Co. Ltd.	453,186	926,207
Cathay Financial Holding Co. Ltd.	2,114,000	3,111,601
China Steel Corp.	2,416,000	2,001,787
Chunghwa Telecom Co. Ltd.	1,815,000	6,310,172
Delta Electronics Inc.	302,000	1,506,247
E.Sun Financial Holding Co. Ltd.	6,342,514	4,554,435
Eva Airways Corp.	3,624,606	1,819,575
Far Eastern New Century Corp.	1,359,000	1,346,791
Far EasTone Telecommunications Co. Ltd.	453,000	1,061,241
Fubon Financial Holding Co. Ltd.	2,170,000	3,208,130
Hiwin Technologies Corp.	18,496	166,471
Hotai Motor Co. Ltd.	157,000	1,706,383
Inventec Corp.	1,661,000	1,284,480
Lite-On Technology Corp.	755,039	1,092,944
MediaTek Inc.	157,000	1,428,362
President Chain Store Corp.	152,000	1,573,018
Taiwan Business Bank	2,114,000	779,618
Taiwan Semiconductor Manufacturing Co. Ltd.	2,872,000	22,302,991
TatungCo. Ltd.(b)	604,000	525,960
United Microelectronics Corp.	1,510,000	561,776
Win Semiconductors Corp.	151,000	858,610
Wistron Corp.	2,265,768	1,571,788
Yageo Corp.	32,000	359,755
Yuanta Financial Holding Co. Ltd.	1,359,000	770,541

		61,827,323

Thailand — 3.6%
BTSGroup HoldingsPCL, NVDR	9,286,500	3,064,803
Central Pattana PCL, NVDR	739,900	1,772,708
Kasikornbank PCL, NVDR .	347,300	2,176,652
Minor International PCL, NVDR.	2,144,200	2,636,660
PTT Exploration & Production PCL, NVDR	317,100	1,252,803
PTT PCL, NVDR	1,378,000	2,120,841
Siam Cement PCL (The),NVDR.	196,300	2,952,676
Siam Commercial Bank PCL (The), NVDR	528,500	2,247,330

		18,224,473

Turkey — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	128,954	484,967
Arcelik AS	396,224	1,546,566
Turkcell Iletisim Hizmetleri AS	161,268	432,346

		2,463,879

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	509,137	1,321,012
DP World Ltd.	25,670	410,977
First Abu Dhabi Bank PJSC	577,575	2,390,182

		4,122,171

Total Common Stocks — 95.0% (Cost: $474,667,500)		483,555,917

Preferred Stocks

Brazil — 3.4%
Banco Bradesco SA, Preference Shares, NVS	498,355	5,749,969
Cia. Brasileira de Distribuicao, Preference Shares, NVS	45,300	1,124,694

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares, NVS	362,482	$1,391,838
Gerdau SA, Preference Shares, NVS	105,700	426,718
Itau Unibanco Holding SA, Preference Shares, NVS	483,210	4,539,294
Itausa-Investimentos Itau SA, Preference Shares, NVS	724,831	2,390,816
Telefonica Brasil SA, Preference Shares, NVS	135,900	1,695,557

		17,318,886

Chile — 0.3%
Embotelladora Andina SA, Class B, Preference Shares	260,022	974,847
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	17,818	741,481

		1,716,328

South Korea — 0.7%
LG Household & Health Care Ltd., Preference
Shares, NVS	717	477,490
Samsung Electronics Co. Ltd., Preference Shares, NVS	96,187	3,078,805

		3,556,295

Total Preferred Stocks — 4.4% (Cost: $20,039,414)		22,591,509

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	15,274,856	15,280,966

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	671,777	$671,777

		15,952,743

Total Short-Term Investments — 3.1% (Cost: $15,948,630)		15,952,743

Total Investments in Securities — 102.5% (Cost: $510,655,544)		522,100,169

Other Assets, Less Liabilities — (2.5)%		(12,937,194)

Net Assets — 100.0%		$509,162,975

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-dayyield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 02/28/19	Value at 02/28/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,597,393	(3,322,537)	15,274,856	$15,280,966	$46,654	(b)	$(706)	$1,620
BlackRock Cash Funds: Treasury, SL Agency Shares	—	671,777	671,777	671,777	5,901		—	—

				$15,952,743	$52,555		$(706)	$1,620

(a)	Includes realized capital gain distributions fromanaffiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net offees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
LongContracts
MSCI Emerging Markets E-Mini	50	03/15/19	$2,617	$95,813

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® ESG MSCI EM ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2019, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$95,813

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended February 28, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(56,862)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$107,096

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,806,983

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$483,555,917	$—	$—	$483,555,917
Preferred Stocks	22,591,509	—	—	22,591,509
Money Market Funds	15,952,743	—	—	15,952,743

	$522,100,169	$—	$—	$522,100,169

Derivative financial instruments(a)
Assets
Futures Contracts	$95,813	$—	$—	$95,813

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.8%
Ambev SA	19,500	$89,590
B2W Cia. Digital(a)	600	7,735
B3 SA - Brasil, Bolsa, Balcao	8,700	76,068
Banco Bradesco SA	3,620	37,192
Banco do Brasil SA	3,300	44,525
Banco Santander Brasil SA	1,800	21,570
BB Seguridade Participacoes SA	3,300	24,022
BR Malls Participacoes SA	5,100	18,209
BRF SA(a)	2,100	11,518
CCR SA	6,000	22,766
Centrais Eletricas Brasileiras SA(a)	1,500	14,791
Cia. de Saneamento Basico do Estado de Sao Paulo	1,500	15,739
Cia. Siderurgica Nacional SA(a)	2,700	9,417
Cielo SA	5,400	15,652
Embraer SA	3,000	15,263
Engie Brasil Energia SA	700	7,683
Equatorial Energia SA	900	19,710
Hypera SA	1,500	10,759
JBS SA	3,900	13,966
Klabin SA	3,300	15,874
Kroton Educacional SA	5,700	16,673
Localiza Rent a Car SA	2,400	22,111
Lojas Renner SA	3,300	38,084
Magazine Luiza SA	300	13,876
Multiplan Empreendimentos Imobiliarios SA	1,800	12,081
Petrobras Distribuidora SA	1,200	7,823
Petroleo Brasileiro SA	12,300	97,934
Raia Drogasil SA	900	15,697
Rumo SA(a)	5,100	26,464
Suzano Papel e Celulose SA	2,100	26,688
TIM Participacoes SA	3,900	12,292
Ultrapar Participacoes SA	1,500	21,363
Vale SA	12,971	162,905
WEG SA	4,240	20,826

		986,866

Chile — 1.4%
Banco de Chile	88,383	14,052
Banco de Credito e Inversiones SA	222	15,202
Banco Santander Chile	243,915	19,481
Cencosud SA	5,685	10,600
Cia. Cervecerias Unidas SA	822	11,643
Empresas CMPC SA	4,629	17,390
Empresas COPEC SA	1,866	25,362
Enel Americas SA	146,199	25,452
Enel Chile SA	169,086	17,768
Latam Airlines Group SA	1,668	19,410
SACI Falabella	3,150	24,533

		200,893

Colombia — 0.5%
Bancolombia SA	1,470	17,177
Ecopetrol SA	21,924	22,215
Grupo Argos SA/Colombia	1,923	11,191
Grupo de Inversiones Suramericana SA	1,482	16,845
Interconexion Electrica SA ESP	2,568	11,659

		79,087

Czech Republic — 0.3%
CEZ AS	666	16,164
Komercni Banka AS	390	16,399

Security	Shares	Value

Czech Republic (continued)
Moneta Money Bank AS(b)	2,370	$8,407

		40,970

Egypt — 0.2%
Commercial International Bank Egypt SAE	5,358	21,463

Greece — 0.3%
Alpha Bank AE(a)	6,003	8,476
Hellenic Telecommunications Organization SA	1,191	15,121
JUMBO SA	666	10,845
OPAP SA	1,083	11,099

		45,541

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	1,656	19,342
OTP Bank Nyrt	969	41,010
Richter Gedeon Nyrt	624	12,091

		72,443

Indonesia — 3.2%
Adaro Energy Tbk PT	67,200	6,258
Astra International Tbk PT	86,100	43,761
Bank Central Asia Tbk PT	42,900	84,092
Bank Mandiri Persero Tbk PT	79,800	40,418
Bank Negara Indonesia Persero Tbk PT	33,300	20,831
Bank Rakyat Indonesia Persero Tbk PT	234,600	64,205
Charoen Pokphand Indonesia Tbk PT	39,000	20,238
Gudang Garam Tbk PT	2,400	14,570
Hanjaya Mandala Sampoerna Tbk PT	48,900	13,209
Indah Kiat Pulp & Paper Corp. Tbk PT	10,800	8,464
Indocement Tunggal Prakarsa Tbk PT	8,700	11,890
Indofood Sukses Makmur Tbk PT	24,000	12,070
Kalbe Farma Tbk PT	84,300	8,959
Pabrik Kertas Tjiwi Kimia Tbk PT	6,300	5,005
Perusahaan Gas Negara Persero Tbk PT	46,500	8,396
Semen Indonesia Persero Tbk PT	17,100	15,377
Telekomunikasi Indonesia Persero Tbk PT	204,900	56,223
Unilever Indonesia Tbk PT	6,600	22,837
United Tractors Tbk PT	7,800	14,693

		471,496

Malaysia — 3.4%
Axiata Group Bhd	12,900	13,197
British American Tobacco Malaysia Bhd	600	4,972
CIMB Group Holdings Bhd	20,400	29,347
Dialog Group Bhd	13,200	10,485
DiGi.Com Bhd	15,300	17,119
Gamuda Bhd	13,200	9,543
Genting Bhd	10,200	18,486
Genting Malaysia Bhd	13,800	11,877
Hartalega Holdings Bhd	6,600	8,115
Hong Leong Bank Bhd	3,900	20,409
IHH Healthcare Bhd	9,000	12,682
IOI Corp. Bhd	12,300	13,581
Kuala Lumpur Kepong Bhd	2,400	14,601
Malayan Banking Bhd	16,200	37,965
Malaysia Airports Holdings Bhd	4,800	9,644
Maxis Bhd	10,200	13,470
MISC Bhd	7,200	12,217
Nestle Malaysia Bhd	300	10,918
Petronas Chemicals Group Bhd	10,200	23,126
Petronas Gas Bhd	3,600	16,006
PPB Group Bhd	3,940	17,789

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Press Metal Aluminium Holdings Bhd	4,500	$4,681
Public Bank Bhd	12,300	75,618
Sime Darby Bhd	8,400	4,482
Sime Darby Plantation Bhd	11,700	14,674
Sime Darby Property Bhd	36,900	9,528
Tenaga Nasional Bhd	13,500	44,552
Top Glove Corp. Bhd	5,400	6,029
YTL Corp. Bhd	18,340	4,781

		489,894

Mexico — 3.9%
Alfa SAB de CV, Class A	14,700	16,745
America Movil SAB de CV, Series L, NVS	138,300	99,619
Arca Continental SAB de CV	1,800	10,152
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	6,300	8,654
Cemex SAB de CV, CPO(a)	60,600	29,750
Coca-Cola Femsa SAB de CV, Series L, NVS	2,100	12,707
Fibra Uno Administracion SA de CV	12,900	17,861
Fomento Economico Mexicano SAB de CV	8,100	73,515
Gruma SAB de CV, Series B	1,095	11,867
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,800	16,777
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,155	19,598
Grupo Bimbo SAB de CV, Series A	8,100	16,070
Grupo Financiero Banorte SAB de CV, Class O	10,500	57,133
Grupo Financiero Inbursa SAB de CV, Class O	7,500	11,194
Grupo Mexico SAB de CV, Series B	14,700	36,839
Grupo Televisa SAB, CPO	10,800	25,305
Industrias Penoles SAB de CV	600	7,952
Infraestructura Energetica Nova SAB de CV	1,800	6,925
Kimberly-Clark de Mexico SAB de CV, Class A	7,500	12,124
Megacable Holdings SAB de CV, CPO	1,200	5,483
Mexichem SAB de CV	3,900	9,454
Promotora y Operadora de Infraestructura SAB de CV	1,185	11,676
Wal-Mart de Mexico SAB de CV	21,300	55,103

		572,503

Pakistan — 0.0%
MCB Bank Ltd.	2,700	3,999

Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR	807	13,428
Credicorp Ltd.	285	69,281
Southern Copper Corp.	387	13,781

		96,490

Philippines — 1.6%
Aboitiz Equity Ventures Inc.	10,950	12,915
Ayala Corp.	1,180	21,104
Ayala Land Inc.	39,000	33,179
BDO Unibank Inc.	9,690	23,906
GT Capital Holdings Inc.	557	10,285
JG Summit Holdings Inc.	14,520	18,585
Jollibee Foods Corp.	2,430	14,462
Manila Electric Co.	360	2,559
Metro Pacific Investments Corp.	99,600	9,051
Metropolitan Bank & Trust Co.	5,340	7,847
PLDT Inc.	450	8,962
SM Investments Corp.	1,080	19,629
SM Prime Holdings Inc.	46,500	34,479
Universal Robina Corp.	5,610	14,762

		231,725

Security	Shares	Value

Poland — 1.7%
Alior Bank SA(a)	576	$8,948
Bank Polska Kasa Opieki SA	753	22,579
CCC SA	144	6,993
CD Projekt SA(a)	291	14,641
KGHM Polska Miedz SA(a)	681	18,257
LPP SA	6	12,950
mBank SA	63	7,126
PGE Polska Grupa Energetyczna SA(a)	4,092	12,562
Polski Koncern Naftowy ORLEN SA	1,275	34,385
Polskie Gornictwo Naftowe i Gazownictwo SA	8,637	15,818
Powszechna Kasa Oszczednosci Bank Polski SA	3,912	39,384
Powszechny Zaklad Ubezpieczen SA	2,943	31,778
Santander Bank Polska SA	183	18,230

		243,651

Qatar — 1.4%
Commercial Bank PQSC (The)	705	7,734
Ezdan Holding Group QSC(a)	3,942	14,019
Industries Qatar QSC	760	27,652
Masraf Al Rayan QSC	1,674	16,898
Ooredoo QPSC	357	6,542
Qatar Electricity & Water Co. QSC	264	12,747
Qatar Insurance Co. SAQ	738	6,763
Qatar Islamic Bank SAQ	444	17,636
Qatar National Bank QPSC	1,872	96,378

		206,369

Russia — 5.4%
Alrosa PJSC	11,700	16,885
Gazprom PJSC	44,460	107,270
Inter RAO UES PJSC	177,000	10,516
LUKOIL PJSC	2,043	170,549
Magnit PJSC, GDR(c)	1,006	14,446
MMC Norilsk Nickel PJSC	270	57,830
Mobile TeleSystems PJSC, ADR	2,208	17,068
Moscow Exchange MICEX-RTS PJSC(a)	3,220	4,457
Novatek PJSC, GDR(c)	381	66,027
Novolipetsk Steel PJSC	6,930	16,662
PhosAgro PJSC, GDR(c)	636	8,688
Polyus PJSC	62	5,147
Rosneft Oil Co. PJSC, GDR(c)	4,683	28,051
Sberbank of Russia PJSC, ADR	10,677	136,239
Severstal PJSC	900	14,051
Surgutneftegas PJSC	30,000	11,696
Tatneft PJSC	6,540	77,026
VTB Bank PJSC, GDR(c)	5,751	6,769
X5 Retail Group NV, GDR(c)	513	13,051

		782,428

South Africa — 8.9%
Absa Group Ltd.	2,940	37,764
Anglo American Platinum Ltd.	159	8,669
AngloGold Ashanti Ltd.	1,707	24,526
Aspen Pharmacare Holdings Ltd.	1,731	17,167
Bid Corp. Ltd.	1,347	28,230
Bidvest Group Ltd. (The)	1,278	18,913
Capitec Bank Holdings Ltd.	174	16,165
Clicks Group Ltd.	975	12,528
Discovery Ltd.	1,518	16,635
Exxaro Resources Ltd.	957	10,326
FirstRand Ltd.	13,623	62,301
Fortress REIT Ltd., Series B	3,105	3,070

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Foschini Group Ltd. (The)	1,032	$12,610
Gold Fields Ltd.	3,789	15,498
Growthpoint Properties Ltd.	13,341	23,171
Hyprop Investments Ltd.	1,797	9,904
Investec Ltd.	1,419	9,241
Life Healthcare Group Holdings Ltd.	6,255	12,038
Mondi Ltd.	540	12,721
Mr. Price Group Ltd.	1,149	17,643
MTN Group Ltd.	7,191	42,716
Multichoice Group Ltd.	1,815	13,561
Naspers Ltd., Class N	1,815	393,128
Nedbank Group Ltd.	1,414	28,602
NEPI Rockcastle PLC	1,656	13,941
Netcare Ltd.	4,524	8,186
Old Mutual Ltd.	20,244	33,476
Pick n Pay Stores Ltd.	1,326	6,539
PSG Group Ltd.	642	11,862
Rand Merchant Investment Holdings Ltd.	3,585	8,483
Redefine Properties Ltd.	28,641	19,780
Reinet Investments SCA	612	9,666
Remgro Ltd.	2,193	31,382
Resilient REIT Ltd.	861	3,768
RMB Holdings Ltd.	2,913	16,600
Sanlam Ltd.	7,443	41,656
Sappi Ltd.	2,526	12,980
Sasol Ltd.	2,253	68,885
Shoprite Holdings Ltd.	1,848	22,568
SPAR Group Ltd. (The)	894	12,698
Standard Bank Group Ltd.	5,373	74,045
Tiger Brands Ltd.	732	13,864
Truworths International Ltd.	1,935	10,056
Vodacom Group Ltd.	2,313	19,103
Woolworths Holdings Ltd./South Africa	4,866	15,851

		1,302,516

South Korea — 19.2%
Amorepacific Corp.	147	26,140
AMOREPACIFIC Group	108	7,039
BGF retail Co. Ltd.	43	8,143
BNK Financial Group Inc.	1,182	7,451
Celltrion Healthcare Co. Ltd.(a)	198	12,288
Celltrion Inc.(a)	345	62,730
Celltrion Pharm Inc.(a)	66	3,556
CJ CheilJedangCorp.	42	12,025
CJ Corp.	78	8,669
CJ ENM Co. Ltd.	42	8,899
Coway Co. Ltd.	240	20,187
Daelim Industrial Co. Ltd.	150	12,483
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	156	4,383
DB Insurance Co. Ltd.	228	14,697
DGB Financial Group Inc.	759	5,723
E-MART Inc.	87	13,924
Fila Korea Ltd.	219	10,826
GS Engineering & Construction Corp.	219	8,334
GS Holdings Corp.	231	11,009
Hana Financial Group Inc.	1,197	41,347
Hankook Tire Co. Ltd.	369	14,026
Hanmi Pharm Co. Ltd.	30	13,177
Hanon Systems	957	10,594
Hanwha Chemical Corp.	543	11,297
Hanwha Corp.	234	6,689

Security	Shares	Value

South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction Class E(a)	135	$5,780
HLB Inc.(a)	129	10,300
Hotel Shilla Co. Ltd.	138	10,061
Hyundai Engineering & Construction Co. Ltd.	348	17,699
Hyundai Glovis Co. Ltd.	93	11,535
Hyundai Heavy Industries Co. Ltd.(a)	195	22,799
Hyundai Heavy Industries Holdings Co. Ltd.	63	20,221
Hyundai Marine & Fire Insurance Co. Ltd.	303	10,157
Hyundai Mobis Co. Ltd.	279	54,699
Hyundai Motor Co.	582	65,460
Hyundai Steel Co.	363	16,089
Industrial Bank of Korea	1,116	13,842
Kakao Corp.	213	19,601
Kangwon Land Inc.(a)	567	15,578
KB Financial Group Inc.	1,587	62,580
KCC Corp.	21	5,966
Kia Motors Corp.	1,116	36,267
Korea Aerospace Industries Ltd.(a)	348	11,386
Korea Electric Power Corp.(a)	1,149	35,603
Korea Investment Holdings Co. Ltd.(a)	189	10,839
Korea Zinc Co. Ltd.(a)	39	15,830
KT&G Corp.	495	46,432
LG Chem Ltd.	204	70,830
LG Corp.	459	30,608
LG Display Co. Ltd.(a)	948	17,911
LG Electronics Inc.	471	29,524
LG Household & Health Care Ltd.	42	46,530
LG Innotek Co. Ltd.	51	4,897
LG Uplus Corp.	516	6,882
Lotte Chemical Corp.	72	20,421
Lotte Corp.	117	5,524
Lotte Shopping Co. Ltd.	52	8,831
Medy-Tox Inc.	21	10,195
Mirae Asset Daewoo Co. Ltd.	1,752	11,777
NAVER Corp.	573	67,759
NCSoft Corp.	78	31,971
Netmarble Corp.(a)(b)	102	10,702
NH Investment &Securities Co. Ltd.(a)	771	8,946
OCI Co. Ltd.(a)	69	6,626
Orion Corp./Republic of Korea	87	8,625
Pearl Abyss Corp.(a)	24	3,843
POSCO	324	75,764
POSCO Chemtech Co. Ltd.	87	5,330
Samsung Biologics Co. Ltd.(a)(b)	69	23,067
Samsung C&T Corp.	327	33,581
Samsung Electro-Mechanics Co. Ltd.	228	21,691
Samsung Electronics Co. Ltd.	19,482	781,220
Samsung Engineering Co. Ltd.(a)	585	8,166
Samsung Fire & Marine Insurance Co. Ltd.	138	36,994
Samsung Heavy Industries Co. Ltd.(a)	2,421	19,718
Samsung Life Insurance Co. Ltd.	330	26,026
Samsung SDI Co. Ltd.	219	46,246
Samsung SDSCo. Ltd.	150	30,742
Samsung Securities Co. Ltd.	306	9,427
Shinhan Financial Group Co. Ltd.	1,701	66,016
Shinsegae Inc.	30	7,615
SillaJen Inc.(a)	252	16,648
SK Holdings Co. Ltd.	150	36,343
SKHynix Inc.	2,349	146,199

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SK Innovation Co. Ltd.	273	$45,633
SK Telecom Co. Ltd.	87	20,151
S-Oil Corp.	204	18,138
ViroMed Co. Ltd.(a)	57	14,079
Woori Financial Group Inc.(a)	1,188	15,633
Yuhan Corp.	51	11,812

		2,793,001

Taiwan — 16.4%
Acer Inc.	12,000	7,935
ASE Technology Holding Co. Ltd.	15,000	30,657
Asia Cement Corp.	12,000	15,128
Asustek Computer Inc.	3,000	21,396
AU Optronics Corp.	33,000	12,170
Catcher Technology Co. Ltd.	3,000	22,810
Cathay Financial Holding Co. Ltd.	36,000	52,989
Chailease Holding Co. Ltd.	6,080	23,904
Chang Hwa Commercial Bank Ltd.	25,472	15,311
Cheng Shin Rubber Industry Co. Ltd.	6,000	8,529
China Airlines Ltd.	16,000	5,277
China Development Financial Holding Corp.	72,000	23,324
China Life Insurance Co. Ltd./Taiwan	13,243	12,371
China Steel Corp.	54,000	44,742
Chunghwa Telecom Co. Ltd.	15,000	52,150
Compal Electronics Inc.	24,000	14,895
CTBC Financial Holding Co. Ltd.	72,000	48,778
Delta Electronics Inc.	9,000	44,888
E.Sun Financial Holding Co. Ltd.	40,671	29,205
Far Eastern New Century Corp.	15,000	14,865
Far EasTone Telecommunications Co. Ltd.	9,000	21,084
Feng TAY Enterprise Co. Ltd.	3,000	18,862
First Financial Holding Co. Ltd.	39,785	26,888
Formosa Chemicals & Fibre Corp.	15,000	51,419
Formosa Petrochemical Corp.	6,000	22,712
Formosa Plastics Corp.	18,000	59,948
Foxconn Technology Co. Ltd.	6,000	12,302
Fubon Financial Holding Co. Ltd.	24,000	35,482
Hon Hai Precision Industry Co. Ltd.	52,200	123,306
Hotai Motor Co. Ltd.	600	6,521
Hua Nan Financial Holdings Co. Ltd.	36,139	22,193
Innolux Corp.	42,000	13,988
Inventec Corp.	15,000	11,600
Largan Precision Co. Ltd.	410	58,083
Lite-On Technology Corp.	12,000	17,370
MediaTek Inc.	6,000	54,587
Mega Financial Holding Co. Ltd.	48,000	42,500
Micro-Star International Co. Ltd.	3,000	7,974
Nan Ya Plastics Corp.	21,000	52,472
Nanya Technology Corp.	6,000	12,126
Novatek Microelectronics Corp.	3,000	16,669
Pegatron Corp.	9,000	15,440
Pou Chen Corp.	12,000	15,128
Powertech Technology Inc.	3,000	6,979
President Chain Store Corp.	3,000	31,046
Quanta Computer Inc.	12,000	22,303
Realtek Semiconductor Corp.	3,000	17,351
Shanghai Commercial &Savings Bank Ltd. (The)	11,000	17,120
Shin Kong Financial Holding Co. Ltd.	45,374	13,608
SinoPac Financial Holdings Co. Ltd.	45,259	15,809
Synnex Technology International Corp.	3,000	3,655
Taishin Financial Holding Co. Ltd.	33,032	14,972

Security	Shares	Value

Taiwan (continued)
Taiwan Business Bank	21,000	$7,745
Taiwan Cement Corp.	16,000	19,963
Taiwan Cooperative Financial Holding Co. Ltd.	37,461	23,248
Taiwan High Speed Rail Corp.	12,000	12,867
Taiwan Mobile Co. Ltd.	6,000	21,445
Taiwan Semiconductor Manufacturing Co. Ltd.	102,000	792,098
Tatung Co. Ltd.(a)	6,000	5,225
Uni-President Enterprises Corp.	21,000	51,175
United Microelectronics Corp.	45,000	16,742
Vanguard International Semiconductor Corp.	3,000	6,755
Walsin Technology Corp.	1,000	5,881
Win Semiconductors Corp.	2,000	11,372
Winbond Electronics Corp.	21,000	10,474
Wistron Corp.	15,598	10,821
WPG Holdings Ltd.	7,520	9,725
Yageo Corp.	198	2,226
Yuanta Financial Holding Co. Ltd.	39,000	22,113

		2,392,696

Thailand — 3.5%
Advanced Info Service PCL, NVDR	5,100	29,455
Airports of Thailand PCL, NVDR	20,700	44,340
Bangkok Bank PCL, Foreign	900	6,112
Bangkok Dusit Medical Services PCL, NVDR	21,600	16,176
Banpu PCL, NVDR	16,500	8,535
Berli Jucker PCL, NVDR	8,100	12,724
Bumrungrad Hospital PCL, NVDR	2,100	12,428
Central Pattana PCL, NVDR	6,300	15,094
Charoen Pokphand Foods PCL, NVDR	17,700	14,744
CP ALL PCL, NVDR	22,200	54,774
Energy Absolute PCL, NVDR	6,900	10,455
Indorama Ventures PCL, NVDR	9,600	15,689
Kasikornbank PCL, Foreign	4,800	30,159
Kasikornbank PCL, NVDR	3,300	20,682
Krung Thai Bank PCL, NVDR	21,300	13,045
Minor International PCL, NVDR	9,900	12,174
PTT Exploration & Production PCL, NVDR	6,300	24,890
PTT Global Chemical PCL, NVDR	11,100	25,361
PTT PCL, NVDR	45,000	69,258
Siam Cement PCL (The), NVDR	1,500	22,563
Siam Commercial Bank PCL (The), NVDR	8,100	34,443
Thai Oil PCL, NVDR	5,100	11,693
True Corp. PCL, NVDR	53,400	9,151

		513,945

Turkey — 1.0%
Akbank T.A.S.	14,226	18,323
BIM Birlesik Magazalar AS	1,071	17,207
Eregli Demir ve Celik Fabrikalari TAS	7,269	12,701
Haci Omer Sabanci Holding AS	8,145	13,941
KOC Holding AS	3,645	12,738
Petkim Petrokimya Holding AS	5,698	5,886
Tupras Turkiye Petrol Rafinerileri AS	612	16,465
Turk Hava Yollari AO(a)	2,781	7,372
Turkcell Iletisim Hizmetleri AS	5,442	14,590
Turkiye Garanti Bankasi AS	10,860	18,161

		137,384

United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	9,204	23,881
Aldar Properties PJSC	26,193	12,693
DAMAC Properties Dubai Co. PJSC	10,539	3,960

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
DP World Ltd.	819	$13,112
Dubai Islamic Bank PJSC	6,399	9,094
Emaar Properties PJSC	16,314	21,764
Emirates Telecommunications Group Co. PJSC	8,403	38,618
First Abu Dhabi Bank PJSC	10,236	42,360

		165,482

Total Common Stocks — 81.4% (Cost: $12,080,533)		11,850,842

Investment Companies

India — 12.5%
iShares MSCI India ETF(d)	55,771	1,823,154

Total Investment Companies — 12.5% (Cost: $1,860,273)		1,823,154

Preferred Stocks

Brazil — 4.4%
Banco Bradesco SA, Preference Shares, NVS	14,230	164,184
Braskem SA, Class A, Preference Shares, NVS	600	8,703
Cia. Brasileira de Distribuicao, Preference Shares, NVS	600	14,897
Cia. Energetica de Minas Gerais, Preference Shares, NVS	4,808	18,462
Gerdau SA, Preference Shares, NVS	4,500	18,167
Itau Unibanco HoldingSA, Preference Shares, NVS	20,400	191,638
Itausa-Investimentos Itau SA, Preference Shares, NVS	18,734	61,793
Lojas Americanas SA, Preference Shares, NVS	3,600	19,112
Petroleo Brasileiro SA, Preference Shares, NVS	15,900	114,727
Telefonica Brasil SA, Preference Shares, NVS	1,800	22,458

		634,141

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	2,562	9,605
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	462	19,226

		28,831

Security	Shares	Value

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,383	$16,672

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	30,000	18,290

South Korea — 0.9%
CJ Corp., Preference Shares	7	168
Hyundai Motor Co.
Preference Shares, NVS	84	5,505
Series 2, Preference Shares, NVS	129	9,222
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,555	113,790

		128,685

Total Preferred Stocks — 5.7% (Cost: $746,319)		826,619

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(d)(e)	16,210	16,210

Total Short-Term Investments — 0.1% (Cost: $16,210)		16,210

Total Investments in Securities — 99.7% (Cost: $14,703,335)		14,516,825

Other Assets, Less Liabilities — 0.3%		47,537

Net Assets — 100.0%		$14,564,362

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 28, 2019, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 02/28/19	Value at 02/28/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,460	—	(1,250	)(b)	16,210	$16,210	$170	$—	$—
iShares MSCI India ETF	37,615	19,288	(1,132)		55,771	1,823,154	10,053	(2,011)	(113,006)

						$1,839,364	$10,223	$(2,011)	$(113,006)

(a)	Includes realized capital gain distributions from an affiliated fund, if any. (b) Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2019	iShares® MSCI Emerging Markets ex China ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,850,842	$—	$—	$11,850,842
Investment Companies	1,823,154	—	—	1,823,154
Preferred Stocks	826,451	168	—	826,619
Money Market Funds	16,210	—	—	16,210

	$14,516,657	$168	$—	$14,516,825

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2019

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)	iShares Edge MSCI Min Vol Global ETF	iShares Edge MSCI Multifactor Emerging Markets ETF	iShares ESG MSCI EM ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,528,747,776	$3,914,871,646	$292,343,205	$506,147,426
Affiliated(c)	53,540,409	50,925,172	1,564,218	15,952,743
Cash	668,085	—	4,847	4,746,251
Foreign currency, at value(d)	5,210,210	4,482,812	350,663	479,870
Cash pledged:
Futures contracts	864,000	526,000	99,000	145,000
Receivables:
Investments sold	—	—	—	24,845,859
Securities lending income — Affiliated	77,142	12,752	1,862	4,044
Capital shares sold	—	65,633	—	24,820
Dividends	10,043,091	7,623,695	1,359,781	1,650,321
Tax reclaims	—	1,154,569	—	—

Total assets	5,599,150,713	3,979,662,279	295,723,576	553,996,334

LIABILITIES
Collateral on securities loaned, at value	41,321,495	47,465,892	1,372,173	15,277,902
Deferred foreign capital gain tax	8,892,861	—	26,517	—
Payables:
Investments purchased	7,199,647	65,633	—	24,679,595
Variation margin on futures contracts	180,573	55,190	24,015	35,291
Bank borrowings	—	—	—	4,746,707
Investment advisory fees	1,019,492	591,207	99,788	93,846
Foreign taxes	162	—	970	18

Total liabilities	58,614,230	48,177,922	1,523,463	44,833,359

NET ASSETS	$5,540,536,483	$3,931,484,357	$294,200,113	$509,162,975

NET ASSETS CONSIST OF:
Paid-in capital	$5,586,588,642	$3,536,583,947	$334,448,175	$519,568,985
Accumulated earnings (loss)	(46,052,159)	394,900,410	(40,248,062)	(10,406,010)

NET ASSETS	$5,540,536,483	$3,931,484,357	$294,200,113	$509,162,975

Shares outstanding	93,800,000	44,900,000	6,900,000	15,100,000

Net asset value	$59.07	$87.56	$42.64	$33.72

Shares authorized	500 million	500 million	25 million	25 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$39,138,739	$46,345,587	$1,346,648	$14,819,301
(b) Investments, at cost — Unaffiliated	$4,872,146,763	$3,453,197,105	$300,947,990	$494,706,914
(c) Investments, at cost — Affiliated	$53,524,060	$50,920,754	$1,563,815	$15,948,630
(d) Foreign currency, at cost	$5,179,694	$4,452,557	$350,536	$478,200

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Assets and Liabilities  (unaudited)  (continued)

February 28, 2019

iShares MSCI Emerging Markets ex China ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$12,677,461
Affiliated(b)	1,839,364
Cash	99
Foreign currency, at value(c)	22,144
Receivables:
Dividends	46,680

Total assets	14,585,748

LIABILITIES
Payables:
Investments purchased	17,122
Investment advisory fees	4,255
Foreign taxes	9

Total liabilities	21,386

NET ASSETS	$14,564,362

NET ASSETS CONSIST OF:
Paid-in capital	$14,957,560
Accumulated loss	(393,198)

NET ASSETS	$14,564,362

Shares outstanding	300,000

Net asset value	$48.55

Shares authorized	25 million

Par value	$0.001

(a) Investments, at cost — Unaffiliated	$12,826,852
(b) Investments, at cost — Affiliated	$1,876,483
(c) Foreign currency, at cost	$22,116

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2019

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)	iShares Edge MSCI Min Vol Global ETF	iShares Edge MSCI Multifactor Emerging Markets ETF	iShares ESG MSCI EM ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$40,358,513	$38,798,868	$3,662,912	$3,869,682
Dividends — Affiliated	99,806	70,827	5,569	5,901
Interest — Unaffiliated	2,069	—	564	771
Securities lending income — Affiliated — net	759,477	157,901	13,564	46,654
Foreign taxes withheld	(3,528,763)	(1,229,632)	(378,412)	(434,339)
Other foreign taxes	(138,738)	(22,112)	(7,290)	(8,530)

Total investment income	37,552,364	37,775,852	3,296,907	3,480,139

EXPENSES
Investment advisory fees	16,650,920	5,443,068	591,581	488,914
Commitment fees	13,997	2,120	144	516
Mauritius income taxes	136,990	—	—	—
Interest expense	27,022	—	6,570	9,153

Total expenses	16,828,929	5,445,188	598,295	498,583

Less:
Investment advisory fees waived	(10,735,147)	(1,994,503)	(4,877)	—

Total expenses after fees waived	6,093,782	3,450,685	593,418	498,583

Net investment income	31,458,582	34,325,167	2,703,489	2,981,556

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(67,079,294)	(15,380,587)	(23,139,829)	(10,008,865)
Investments — Affiliated	(501)	10,582	(533,519)	(706)
In-kind redemptions — Unaffiliated	3,606,567	69,357,560	2,081,027	—
In-kind redemptions — Affiliated	—	—	22,434	—
Futures contracts	1,211,396	(576,477)	(22,624)	(56,862)
Foreign currency transactions	(678,975)	(43,638)	(39,471)	(120,229)

Net realized gain (loss)	(62,940,807)	53,367,440	(21,631,982)	(10,186,662)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	128,594,355	10,420,202	8,626,952	21,963,551
Investments — Affiliated	1,579	(7,122)	(463,045)	1,620
Futures contracts	(29,807)	494,766	99,043	107,096
Foreign currency translations	97,471	(32,268)	3,953	20,595

Net change in unrealized appreciation (depreciation)	128,663,598	10,875,578	8,266,903	22,092,862

Net realized and unrealized gain (loss)	65,722,791	64,243,018	(13,365,079)	11,906,200

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,181,373	$98,568,185	$(10,661,590)	$14,887,756

(a) Net of deferred foreign capital gain tax of	$2,065,024	$(741,082)	$26,517	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations  (unaudited)  (continued)

Six Months Ended February 28, 2019

iShares MSCI Emerging Markets ex China ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$116,799
Dividends — Affiliated	10,223
Foreign taxes withheld	(13,334)
Other foreign taxes	(90)

Total investment income	113,598

EXPENSES
Investment advisory fees	24,443

Total expenses	24,443

Less:
Investment advisory fees waived	(4,093)

Total expenses after fees waived	20,350

Net investment income	93,248

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(69,700)
Investments — Affiliated	(2,011)
Foreign currency transactions	(699)

Net realized loss	(72,410)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	3,676
Investments — Affiliated	(113,006)
Foreign currency translations	1,018

Net change in unrealized appreciation (depreciation)	(108,312)

Net realized and unrealized loss	(180,722)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(87,474)

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)		iShares Edge MSCI Min Vol Global ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,458,582	$112,709,267	$34,325,167	$77,040,036
Net realized gain (loss)	(62,940,807)	136,647,961	53,367,440	279,118,419
Net change in unrealized appreciation (depreciation)	128,663,598	(53,879,594)	10,875,578	(29,519,148)

Net increase in net assets resulting from operations	97,181,373	195,477,634	98,568,185	326,639,307

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(71,276,153)	(114,335,550)	(40,753,239)	(74,053,110)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	847,934,337	548,126,747	531,269,709	(585,560,427)

NET ASSETS(a)
Total increase (decrease) in net assets	873,839,557	629,268,831	589,084,655	(332,974,230)
Beginning of period	4,666,696,926	4,037,428,095	3,342,399,702	3,675,373,932

End of period	$5,540,536,483	$4,666,696,926	$3,931,484,357	$3,342,399,702

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets  (continued)

	iShares Edge MSCI Multifactor Emerging Markets ETF		iShares ESG MSCI EM ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,703,489	$5,316,058	$2,981,556	$6,146,417
Net realized gain (loss)	(21,631,982)	66,941	(10,186,662)	(4,948,243)
Net change in unrealized appreciation (depreciation)	8,266,903	(28,814,504)	22,092,862	(22,830,787)

Net increase (decrease) in net assets resulting from operations	(10,661,590)	(23,431,505)	14,887,756	(21,632,613)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,204,641)	(3,373,796)	(5,744,681)	(4,257,999)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	18,995,442	235,003,288	170,267,201	258,830,853

NET ASSETS(a)
Total increase in net assets	3,129,211	208,197,987	179,410,276	232,940,241
Beginning of period	291,070,902	82,872,915	329,752,699	96,812,458

End of period	$294,200,113	$291,070,902	$509,162,975	$329,752,699

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares MSCI Emerging Markets ex China ETF
	Six Months Ended 02/28/19 (unaudited)	Year Ended 08/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$93,248	$219,005
Net realized loss	(72,410)	(122,947)
Net change in unrealized appreciation (depreciation)	(108,312)	(235,426)

Net decrease in net assets resulting from operations	(87,474)	(139,368)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(177,870)	(169,215)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,911,101	—

NET ASSETS(a)
Total increase (decrease) in net assets	4,645,757	(308,583)
Beginning of period	9,918,605	10,227,188

End of period	$14,564,362	$9,918,605

(a)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 13 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Emerging Markets ETF (Consolidated)
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$59.22		$58.01	$53.40	$50.98	$62.47	$55.56

Net investment income(a)	0.37		1.49	1.28	1.57	1.58	1.51
Net realized and unrealized gain (loss)(b)	0.34		1.23	4.48	2.13	(11.65)	6.94

Net increase (decrease) from investment operations	0.71		2.72	5.76	3.70	(10.07)	8.45

Distributions
From net investment income	(0.86)		(1.51)	(1.15)	(1.28)	(1.42)	(1.54)

Total distributions	(0.86)		(1.51)	(1.15)	(1.28)	(1.42)	(1.54)

Net asset value, end of period	$59.07		$59.22	$58.01	$53.40	$50.98	$62.47

Total Return
Based on net asset value	1.30	%(c)	4.70%	11.11%	7.48%	(16.32)%	15.44%

Ratios to Average Net Assets
Total expenses	0.69	%(d)	0.67%	0.69%	0.71%	0.69%	0.67%

Total expenses after fees waived	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.29	%(d)	2.47%	2.40%	3.12%	2.71%	2.58%

Supplemental Data
Net assets, end of period (000)	$5,540,536		$4,666,697	$4,037,428	$4,379,041	$2,462,357	$2,080,363

Portfolio turnover rate(e)	11	%(c)	22%	23%	23%	28%	34%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Global ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14

Net asset value, beginning of period	$87.04		$81.13	$75.82	$67.59	$68.25	$59.99

Net investment income(a)	0.84		1.82	1.84	1.79	1.70	1.72
Net realized and unrealized gain (loss)(b)	0.67		5.85	5.40	8.07	(0.89)	8.18

Net increase from investment operations	1.51		7.67	7.24	9.86	0.81	9.90

Distributions
From net investment income	(0.99)		(1.76)	(1.93)	(1.63)	(1.47)	(1.64)

Total distributions	(0.99)		(1.76)	(1.93)	(1.63)	(1.47)	(1.64)

Net asset value, end of period	$87.56		$87.04	$81.13	$75.82	$67.59	$68.25

Total Return
Based on net asset value	1.82	%(c)	9.56%	9.75%	14.76%	1.15%	16.70%

Ratios to Average Net Assets
Total expenses	0.32	%(d)	0.31%	0.32%	0.32%	0.33%	0.33%

Total expenses after fees waived	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.99	%(d)	2.17%	2.40%	2.49%	2.41%	2.67%

Supplemental Data
Net assets, end of period (000)	$3,931,484		$3,342,400	$3,675,374	$3,267,688	$2,115,632	$1,283,012

Portfolio turnover rate(e)	10	%(c)	23%	24%	24%	22%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Emerging Markets ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18		Year Ended 08/31/17		Period From 12/08/15 to 08/31/16	(a)

Net asset value, beginning of period	$44.78		$46.04		$37.46		$33.82

Net investment income(b)	0.42		1.39		0.91		1.27
Net realized and unrealized gain (loss)(c)	(1.83)		(1.63)		8.53		2.50

Net increase (decrease) from investment operations	(1.41)		(0.24)		9.44		3.77

Distributions
From net investment income	(0.73)		(1.02)		(0.86)		(0.13)

Total distributions	(0.73)		(1.02)		(0.86)		(0.13)

Net asset value, end of period	$42.64		$44.78		$46.04		$37.46

Total Return
Based on net asset value	(2.98	)%(d)	(0.65)%		25.80%		11.16	%(d)

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.45	%(f)	0.50	%(f)	0.65	%(e)(f)

Total expenses after fees waived	0.45	%(e)	0.42	%(f)	0.42	%(f)	0.49	%(e)(f)

Net investment income	2.06	%(e)	2.87%		2.24%		4.91	%(e)

Supplemental Data
Net assets, end of period (000)	$294,200		$291,071		$82,873		$29,969

Portfolio turnover rate(g)	35	%(d)	39	%(h)	36	%(h)	11	%(d)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI EM ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18 (a)	Year Ended 08/31/17 (a)	Period From 06/28/16 to 08/31/16	(a)(b)

Net asset value, beginning of period	$33.65		$34.58	$28.23	$25.19

Net investment income(c)	0.24		0.94	0.85	0.16
Net realized and unrealized gain (loss)(d)	0.25		(1.17)	5.81	2.88

Net increase (decrease) from investment operations	0.49		(0.23)	6.66	3.04

Distributions
From net investment income	(0.42)		(0.70)	(0.31)	—

Total distributions	(0.42)		(0.70)	(0.31)	—

Net asset value, end of period	$33.72		$33.65	$34.58	$28.23

Total Return
Based on net asset value	1.56	%(e)	(0.72)%	23.75%	12.09	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.42%	0.45	%(f)

Net investment income	1.52	%(f)	2.63%	2.73%	3.26	%(f)

Supplemental Data
Net assets, end of period (000)	$509,163		$329,753	$96,812	$5,645

Portfolio turnover rate(g)	18	%(e)	45%	29%	9	%(e)

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 24, 2018.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ex China ETF
	Six Months Ended 02/28/19 (unaudited)		Year Ended 08/31/18	Period From 07/18/17 to 08/31/17	(a)

Net asset value, beginning of period	$49.59		$51.14	$50.22

Net investment income(b)	0.44		1.10	0.13
Net realized and unrealized gain (loss)(c)	(0.59)		(1.80)	0.79

Net increase (decrease) from investment operations	(0.15)		(0.70)	0.92

Distributions
From net investment income	(0.89)		(0.85)	—

Total distributions	(0.89)		(0.85)	—

Net asset value, end of period	$48.55		$49.59	$51.14

Total Return
Based on net asset value	(0.17	)%(d)	(1.41)%	1.83	%(d)

Ratios to Average Net Assets
Total expenses(e)	0.49	%(f)	0.49%	0.49	%(f)

Total expenses after fees waived(e)	0.41	%(f)	0.41%	0.41	%(f)

Net investment income	1.87	%(f)	2.09%	2.07	%(f)

Supplemental Data
Net assets, end of period (000)	$14,564		$9,919	$10,227

Portfolio turnover rate(g)(h)	3	%(d)	9%	0	%(d)(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(i)	Rounds to less than 1%.

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol Emerging Markets	Diversified
Edge MSCI Min Vol Global	Diversified
Edge MSCI Multifactor Emerging Markets	Diversified	(a)
ESG MSCI EM(b)	Non-diversified
MSCI Emerging Markets ex China	Non-diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.
(b)	Formerly the iShares MSCI EM ESG Optimized ETF.

Basis of Consolidation: The accompanying consolidated financial statements for the iShares Edge MSCI Min Vol Emerging Markets ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2019, if any, are disclosed in the consolidated statement of assets and liabilities.

The iShares Edge MSCI Min Vol Emerging Markets ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on anygains from the sale of securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (unaudited) (continued)

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 28, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 28, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 28, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI Min Vol Emerging Markets
Citigroup Global Markets Inc.	$14,678,059	$14,678,059		$—	$—
Credit Suisse Securities (USA) LLC	200,550	200,550		—	—
Goldman Sachs & Co.	13,388,201	13,388,201		—	—
HSBC Bank PLC	625,464	625,464		—	—
JPMorgan Securities LLC	5,060,709	5,060,709		—	—
Morgan Stanley & Co. International PLC	2,558,421	2,558,421		—	—
Morgan Stanley & Co. LLC	2,627,335	2,627,335		—	—

	$39,138,739	$39,138,739		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI Min Vol Global
Barclays Bank PLC	$14,096,559	$14,096,559	$—	$—
Citigroup Global Markets Inc.	584,035	584,035	—	—
Credit Suisse Securities (USA) LLC	155,558	155,558	—	—
Goldman Sachs & Co.	9,215,207	9,215,207	—	—
HSBC Bank PLC	72,202	72,202	—	—
JPMorgan Securities LLC	2,446,267	2,446,267	—	—
Merrill Lynch, Pierce, Fenner & Smith	14,616,299	14,616,299	—	—
Morgan Stanley & Co. International PLC	1,129,198	1,129,198	—	—
Morgan Stanley & Co. LLC	20,901	20,901	—	—
Morgan Stanley & Co. LLC (U. S. Equity Securities Lending)	4,009,361	4,009,361	—	—

	$46,345,587	$46,345,587	$—	$—

Edge MSCI Multifactor Emerging Markets
Citigroup Global Markets Inc.	$328,089	$328,089	$—	$—
HSBC Bank PLC	147,026	147,026	—	—
JPMorgan Securities LLC	871,533	871,533	—	—

	$1,346,648	$1,346,648	$—	$—

ESG MSCI EM
Barclays Bank PLC	$134,029	$134,029	$—	$—
Citigroup Global Markets Inc.	1,086,011	1,086,011	—	—
Jefferies LLC	135,575	135,575	—	—
JPMorgan Securities LLC	13,429,616	13,429,616	—	—
Morgan Stanley & Co. International PLC	34,070	34,070	—	—

	$14,819,301	$14,819,301	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the iShares Edge MSCI Min Vol Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	.0.35

For its investment advisory services to the iShares Edge MSCI Min Vol Global ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion (a)	0.227
Over $150 billion (a)	0.204

(a)	Break level added or amended effective June 29, 2018.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee,, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Multifactor Emerging Markets	0.45%
ESG MSCI EM	0.25
MSCI Emerging Markets ex China	0.49

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses.

For each of the iShares Edge MSCI Min Vol Emerging Markets and iShares Edge MSCI Min Vol Global ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2023 in order to limit each Fund’s total annual operating expenses after fee waiver to 0.25% and 0.20%, respectively, of average daily net assets.

For each of the iShares Edge MSCI Multifactor Emerging Markets and iShares MSCI Emerging Markets ex China ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2021 and December 31, 2022, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited) (continued)

investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund was subject to the same terms under the previous securities lending fee arrangement.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol Emerging Markets	$153,570
Edge MSCI Min Vol Global	34,831
Edge MSCI Multifactor Emerging Markets	3,072
ESG MSCI EM	11,292

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Emerging Markets	$7,742,607	$6,047,993
Edge MSCI Min Vol Global	40,134,070	90,920,864
Edge MSCI Multifactor Emerging Markets	6,860,749	7,186,523

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Emerging Markets	$1,082,233,326	$553,884,599
Edge MSCI Min Vol Global	620,683,469	364,178,750
Edge MSCI Multifactor Emerging Markets	110,537,389	93,228,341
ESG MSCI EM	175,064,874	74,637,250
MSCI Emerging Markets ex China	2,981,622	290,487

For the six months ended February 28, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol Emerging Markets	$294,750,540	$12,711,387
Edge MSCI Min Vol Global	501,551,187	211,409,419
Edge MSCI Multifactor Emerging Markets	27,022,276	28,987,474
ESG MSCI EM	65,759,195	—
MSCI Emerging Markets ex China	2,133,177	—

54	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of August 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Min Vol Emerging Markets	$572,886,160
Edge MSCI Min Vol Global	101,835,656
Edge MSCI Multifactor Emerging Markets	5,828,056
ESG MSCI EM	4,318,520
MSCI Emerging Markets ex China	138,264

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Min Vol Emerging Markets	$4,990,297,355	$823,026,533	$(231,048,121)	$591,978,412
Edge MSCI Min Vol Global	3,534,661,044	548,039,526	(116,332,478)	431,707,048
Edge MSCI Multifactor Emerging Markets	307,537,815	14,290,999	(27,837,443)	(13,546,444)
ESG MSCI EM	519,205,615	28,572,402	(25,582,035)	2,990,367
MSCI Emerging Markets ex China	14,737,609	799,752	(1,020,536)	(220,784)

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 23, 2019. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The iShares Edge MSCI Min Vol Global and iShares MSCI Emerging Markets ex China ETFs did not borrow under the credit agreement during the six months ended February 28, 2019.

For the six months ended ended February 28, 2019, the maximum amount borrowed, the average borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Edge MSCI Min Vol Emerging Markets	$48,200,000	$1,597,790	3.36%
Edge MSCI Multifactor Emerging Markets	2,100,000	387,293	3.04
ESG MSCI EM	23,000,000	821,802	3.05

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Min Vol Emerging Markets
Shares sold	15,500,000	$877,291,680	13,500,000	$802,737,319
Shares redeemed	(500,000)	(29,357,343)	(4,300,000)	(254,610,572)

Net increase	15,000,000	$847,934,337	9,200,000	$548,126,747

56	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 02/28/19		Year Ended 08/31/18
iShares ETF	Shares	Amount	Shares		Amount
Edge MSCI Min Vol Global
Shares sold	9,000,000	$747,876,368	6,900,000		$577,447,826
Shares redeemed	(2,500,000)	(216,606,659)	(13,800,000)		(1,163,008,253)

Net increase (decrease)	6,500,000	$531,269,709	(6,900,000)		$(585,560,427)

Edge MSCI Multifactor Emerging Markets
Shares sold	1,800,000	$75,042,551	5,500,000		$273,243,599
Shares redeemed	(1,400,000)	(56,047,109)	(800,000)		(38,240,311)

Net increase	400,000	$18,995,442	4,700,000		$235,003,288

ESG MSCI EM
Shares sold	5,300,000	$170,267,201	8,000,000	(a)	$293,587,360
Shares redeemed	—	—	(1,000,000	)(a)	(34,756,507)

Net increase	5,300,000	$170,267,201	7,000,000		$258,830,853

MSCI Emerging Markets ex China
Shares sold	100,000	$4,911,101	—		$—

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 24, 2018.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

13.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended August 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Edge MSCI Min Vol Emerging Markets	$114,335,550
Edge MSCI Min Vol Global	74,053,110
Edge MSCI Multifactor Emerging Markets	3,373,796
ESG MSCI EM	4,257,999
MSCI Emerging Markets ex China	169,215

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (unaudited) (continued)

Undistributed net investment income as of August 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Edge MSCI Min Vol Emerging Markets	$42,180,696
Edge MSCI Min Vol Global	15,717,663
Edge MSCI Multifactor Emerging Markets	3,094,212
ESG MSCI EM	2,835,577
MSCI Emerging Markets ex China	92,335

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Min Vol Emerging Markets(a)	$0.662236	$—	$0.199628	$0.861864	77%	—%	23%	100%
Edge MSCI Min Vol Global(a)	0.900386	—	0.091177	0.991563	91	—	9	100
Edge MSCI Multifactor Emerging Markets(a)	0.623958	—	0.109090	0.733048	85	—	15	100
ESG MSCI EM(a)	0.346357	—	0.076046	0.422403	82	—	18	100
MSCI Emerging Markets ex China(a)	0.709970	—	0.179380	0.889350	80	—	20	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	59

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

60	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	61

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are -iS the property of their respective owners.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 29, 2019

By: /s/ Neal Andrews
Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 29, 2019